    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 18, 2014

        REGISTRATION NO. 333-71654 INVESTMENT COMPANY ACT NO. 811-5438
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 55

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 198

                               -----------------

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (EXACT NAME OF REGISTRANT)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (NAME OF DEPOSITOR)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                                (203) 926-1888
                        (DEPOSITOR'S TELEPHONE NUMBER)

                               -----------------

                              J. MICHAEL LOW, ESQ
                               LOW & COHEN, PLLC
                       2999 NORTH 44TH STREET, SUITE 550
                            PHOENIX, ARIZONA 85018
                                (602) 648-4040
           (Name, address and telephone number of agent for service)


                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                               SHELTON, CT 06484
                                (973) 802-3716

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on December 30, 2014 pursuant to paragraph (b) of Rule 485

[_]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_]on        pursuant to paragraph (a) (i) of Rule 485

[_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_]on        pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================
APEX II

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 55 to Registration Statement No. 333-71654 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 55 incorporates by reference the prospectus dated April 30, 2014, contained in Part A of Post-Effective Amendment No. 54 filed on April 14, 2014.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                      Supplement dated December 30, 2014
                     to Prospectuses dated April 30, 2014

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new portfolio of the Advanced Series Trust ("AST").

New AST Portfolio

AST Bond Portfolio 2026. Effective on or about January 2, 2015, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the prospectus is hereby amended to include the name of this new Portfolio.

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                         Broker
                                                          Fees               Total                    Net
                                               Dividend   and    Acquired   Annual    Contractual   Annual
                                  Distribution Expense  Expenses Portfolio Portfolio  Fee Waiver     Fund
Underlying  Management  Other       (12b-1)    on Short on Short  Fees &   Operating  or Expense   Operating
Portfolio      Fees    Expenses       Fees      Sales    Sales   Expenses  Expenses  Reimbursement Expenses
----------  ---------- --------   ------------ -------- -------- --------- --------- ------------- ---------
AST Bond
  Portfolio
  2026         0.63%     0.05%/1/     0.10%      0.00%    0.00%    0.00%     0.78%       0.00%       0.78%

/1/ The Portfolio will commence operations on or about January 2, 2015. Estimate based in part on assumed average daily net assets of $300 million for the Portfolio for the fiscal period ending December 31, 2015.

In the section titled, "Investment Options," we add the following summary description for the Portfolio described above to the Investment
Objectives/Policies table as follows:

                                                                                  PORTFOLIO
STYLE/                                                                             ADVISOR/
TYPE                   INVESTMENT OBJECTIVES/POLICIES                           SUBADVISOR(S)
------    --------------------------------------------------------- ---------------------------------------
FIXED     AST Bond Portfolio 2026 : Seeks the highest total return  Prudential Investment Management, Inc.
  INCOME  for a specific period of time, consistent with the preservation of capital and liquidity needs

GENPRODSUP4

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as "Separate Account B"). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options ("Fixed Allocations") under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                               TABLE OF CONTENTS

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES........................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION....................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B. 2 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D. 2
PRINCIPAL UNDERWRITER/DISTRIBUTOR - Prudential Annuities
  Distributors, Inc...................................................  3
HOW THE UNIT PRICE IS DETERMINED......................................  5
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS...........................  5
   How We Calculate the Market Value Adjustment.......................  6
GENERAL INFORMATION...................................................  7
   Voting Rights......................................................  7
   Modification.......................................................  8
   Deferral of Transactions...........................................  8
   Misstatement of Age or Sex.........................................  8
ANNUITIZATION.........................................................  9
EXPERTS............................................................... 10
LEGAL EXPERTS......................................................... 10
FINANCIAL STATEMENTS.................................................. 10
APPENDIX A - DETERMINATION OF ACCUMULATION UNIT VALUES
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES.....
   LIFE ASSURANCE CORPORATION.........................................

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.


Date of Statement of Additional Information: April 30, 2014, as supplemented December 30, 2014

Date of Prospectus: April 30, 2014, as supplemented


APEX II - SAI (04/2014)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in all 50 states, the District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc.. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.

No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.

Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.

Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.

There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets owned by the insurance company with the durations of obligations supported by such assets.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

    a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

    b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.

PAD acts as the distributor of a number of annuity and life insurance products we offer.

PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.

The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

   . Percentage Payments based upon "Asset under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential Annuities annuity products that were sold through the firm.

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm.

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2013) received payment with respect to annuity business during 2013 (or as to which a payment amount was accrued during 2013). Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2013, the least amount paid, and greatest amount paid, were $2.41 and $6,772,615.62, respectively.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2013: $170,706,559, 2012: $186,633,222 and
2011: $187,993,652. PAD retained none of those commissions.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b. is the net result of:

    1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

    2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c. is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT

An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.

For purposes of this provision:

   . "Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

   . "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

   . "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

[(1+I) / (1+J+0.0010)]^(N/365)

where:

I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

N is the number of days remaining in the original Guarantee Period.

The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

VOTING RIGHTS

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy;

(d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its investment adviser, AST Investment Services, Inc. ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

   .   trading on the NYSE is restricted;

   . an emergency exists making redemption or valuation of securities held in the separate account impractical; or

   . the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ANNUITIZATION

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

OPTION 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 2

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 3

Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.

OPTION 4

Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

FIXED ANNUITY PAYMENTS

If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS

We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

KEY TERMS

ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

EXPERTS

The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2013 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

LEGAL EXPERTS

In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.

FINANCIAL STATEMENTS

The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2013 and for the years ended December 31, 2013 and 2012. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

INCORPORATION BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.Prudentialannuities.com.

Appendix A - DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

As we have indicated in the prospectuses, the APEX II and Optimum Four Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2013. Here, we set out unit values corresponding to the remaining unit values.

The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
05/02/2005* to 12/31/2005                 $10.00       $10.55               0
01/01/2006 to 12/31/2006                  $10.55       $11.34          40,028
01/01/2007 to 12/31/2007                  $11.34       $11.70           9,274
01/01/2008 to 12/31/2008                  $11.70       $10.94          15,650
01/01/2009 to 12/31/2009                  $10.94       $12.55           8,918
01/01/2010 to 12/31/2010                  $12.55       $14.33             228
01/01/2011 to 12/31/2011                  $14.33       $14.44          33,311
01/01/2012 to 12/31/2012                  $14.44       $16.17              49
01/01/2013 to 12/31/2013                  $16.17       $17.45           1,004
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
12/05/2005* to 12/31/2005                 $10.00       $10.02       3,947,078
01/01/2006 to 12/31/2006                  $10.02       $10.98      39,113,352
01/01/2007 to 12/31/2007                  $10.98       $11.76      51,904,819
01/01/2008 to 12/31/2008                  $11.76       $ 7.87       5,964,367
01/01/2009 to 12/31/2009                  $ 7.87       $ 9.60      14,463,581
01/01/2010 to 12/31/2010                  $ 9.60       $10.54      11,979,057
01/01/2011 to 12/31/2011                  $10.54       $10.07       7,908,770
01/01/2012 to 12/31/2012                  $10.07       $11.12       7,770,695
01/01/2013 to 12/31/2013                  $11.12       $11.99       6,988,823
AST ADVANCED STRATEGIES PORTFOLIO
03/20/2006* to 12/31/2006                 $10.00       $10.64       5,875,082
01/01/2007 to 12/31/2007                  $10.64       $11.43      11,414,410
01/01/2008 to 12/31/2008                  $11.43       $ 7.87       2,263,776
01/01/2009 to 12/31/2009                  $ 7.87       $ 9.74       6,609,268
01/01/2010 to 12/31/2010                  $ 9.74       $10.87       6,072,487
01/01/2011 to 12/31/2011                  $10.87       $10.67       4,020,952
01/01/2012 to 12/31/2012                  $10.67       $11.90       4,181,266
01/01/2013 to 12/31/2013                  $11.90       $13.61       3,989,900
AST ALGER ALL-CAP GROWTH PORTFOLIO
01/01/2004 to 12/31/2004                  $12.45       $13.25         715,598
01/01/2005 to 12/02/2005                  $13.25       $15.17               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
01/01/2004 to 12/31/2004                  $12.11       $13.07       1,011,796
01/01/2005 to 12/02/2005                  $13.07       $14.43               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.50       $13.80       2,219,323
   01/01/2005 to 12/31/2005...........    $13.80       $14.17       2,300,793
   01/01/2006 to 12/31/2006...........    $14.17       $16.24       2,456,510
   01/01/2007 to 12/31/2007...........    $16.24       $15.92       1,963,249
   01/01/2008 to 12/31/2008...........    $15.92       $10.19         312,153
   01/01/2009 to 12/31/2009...........    $10.19       $11.77         623,594
   01/01/2010 to 12/31/2010...........    $11.77       $13.15         553,750
   01/01/2011 to 12/31/2011...........    $13.15       $13.36         416,102
   01/01/2012 to 05/04/2012...........    $13.36       $14.50               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         848,018
   01/01/2006 to 12/31/2006...........    $10.03       $10.87       8,676,554
   01/01/2007 to 12/31/2007...........    $10.87       $11.63      15,085,032
   01/01/2008 to 12/31/2008...........    $11.63       $ 8.14       2,928,413
   01/01/2009 to 12/31/2009...........    $ 8.14       $ 9.84      12,578,640
   01/01/2010 to 12/31/2010...........    $ 9.84       $10.84      10,206,458
   01/01/2011 to 12/31/2011...........    $10.84       $10.51       6,583,634
   01/01/2012 to 12/31/2012...........    $10.51       $11.60       6,921,821
   01/01/2013 to 12/31/2013...........    $11.60       $13.38       6,631,006
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15         467,866
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.05         651,421
   01/01/2013 to 12/31/2013...........    $10.05       $10.92         674,339
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.48          32,382
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.37               0
   01/01/2010 to 12/31/2010...........    $ 9.37       $10.16               0
   01/01/2011 to 12/31/2011...........    $10.16       $10.93               0
   01/01/2012 to 12/31/2012...........    $10.93       $11.17               0
   01/01/2013 to 12/31/2013...........    $11.17       $10.88               0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.78               0
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.63               0
   01/01/2011 to 12/31/2011...........    $ 9.63       $11.22               0
   01/01/2012 to 12/31/2012...........    $11.22       $11.70               0
   01/01/2013 to 12/31/2013...........    $11.70       $10.73               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       4,889,286
   01/01/2006 to 12/31/2006...........    $10.01       $11.16      49,970,238
   01/01/2007 to 12/31/2007...........    $11.16       $12.01      67,852,631
   01/01/2008 to 12/31/2008...........    $12.01       $ 7.66       5,862,125
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 9.42      19,005,047
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.48      14,233,361
   01/01/2011 to 12/31/2011...........    $10.48       $10.03       8,170,145
   01/01/2012 to 12/31/2012...........    $10.03       $11.19       8,804,452
   01/01/2013 to 12/31/2013...........    $11.19       $13.47       9,283,453
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.64          36,154
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.92       $18.84       2,863,749
   01/01/2005 to 12/31/2005...........    $18.84       $21.22       2,826,660
   01/01/2006 to 12/31/2006...........    $21.22       $28.47       3,649,289
   01/01/2007 to 12/31/2007...........    $28.47       $22.36       1,894,036
   01/01/2008 to 12/31/2008...........    $22.36       $14.25         211,987
   01/01/2009 to 12/31/2009...........    $14.25       $18.44         608,819
   01/01/2010 to 12/31/2010...........    $18.44       $23.28         512,414
   01/01/2011 to 12/31/2011...........    $23.28       $24.34         235,353
   01/01/2012 to 12/31/2012...........    $24.34       $27.54         235,540
   01/01/2013 to 12/31/2013...........    $27.54       $27.86         206,174
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.19       $17.00       1,054,696
   01/01/2005 to 12/31/2005...........    $17.00       $16.87       1,206,635
   01/01/2006 to 12/31/2006...........    $16.87       $19.85       1,198,888
   01/01/2007 to 12/31/2007...........    $19.85       $16.02         906,203
   01/01/2008 to 07/18/2008...........    $16.02       $14.65               0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.67          99,652
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.40       $19.79       5,192,694
   01/01/2005 to 12/31/2005...........    $19.79       $21.25       6,965,263
   01/01/2006 to 12/31/2006...........    $21.25       $23.54       5,683,317
   01/01/2007 to 12/31/2007...........    $23.54       $25.68       5,023,880
   01/01/2008 to 12/31/2008...........    $25.68       $14.08         535,803
   01/01/2009 to 12/31/2009...........    $14.08       $18.33       1,908,786
   01/01/2010 to 12/31/2010...........    $18.33       $23.83       1,310,855
   01/01/2011 to 12/31/2011...........    $23.83       $20.32         619,637
   01/01/2012 to 12/31/2012...........    $20.32       $23.93         575,209
   01/01/2013 to 12/31/2013...........    $23.93       $33.06         488,595

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          29,652
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.14         352,019
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 8.49         944,364
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.44         942,799
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 9.03         721,380
   01/01/2012 to 12/31/2012...........    $ 9.03       $10.07         864,345
   01/01/2013 to 12/31/2013...........    $10.07       $11.77       1,428,362
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.56       4,290,735
   01/01/2007 to 12/31/2007...........    $10.56       $11.24      10,546,291
   01/01/2008 to 12/31/2008...........    $11.24       $ 7.23       1,873,344
   01/01/2009 to 12/31/2009...........    $ 7.23       $ 8.78       6,315,685
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.85       5,754,917
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.52       3,704,169
   01/01/2012 to 12/31/2012...........    $ 9.52       $10.33       3,876,960
   01/01/2013 to 12/31/2013...........    $10.33       $11.63       3,656,804
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46         132,356
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.33               0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.73       2,748,118
   01/01/2013 to 12/31/2013...........    $10.73       $13.10       3,009,207
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.80         262,144
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.11          13,259
   01/01/2009 to 12/31/2009...........    $ 6.11       $ 8.09         144,868
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 9.54         136,521
   01/01/2011 to 12/31/2011...........    $ 9.54       $ 8.89          92,327
   01/01/2012 to 12/31/2012...........    $ 8.89       $11.06         188,259
   01/01/2013 to 12/31/2013...........    $11.06       $11.32         162,760
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.63       $11.83       1,641,544
   01/01/2005 to 12/31/2005...........    $11.83       $11.99       1,573,426
   01/01/2006 to 12/31/2006...........    $11.99       $12.94       1,596,091
   01/01/2007 to 12/31/2007...........    $12.94       $14.46       1,802,097
   01/01/2008 to 12/31/2008...........    $14.46       $ 8.47         238,285
   01/01/2009 to 12/31/2009...........    $ 8.47       $12.42         976,510
   01/01/2010 to 12/31/2010...........    $12.42       $13.44         745,146
   01/01/2011 to 12/31/2011...........    $13.44       $12.66         232,569
   01/01/2012 to 12/31/2012...........    $12.66       $14.88         242,001
   01/01/2013 to 12/31/2013...........    $14.88       $18.93         233,871

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.77       $13.91      27,268,222
   01/01/2005 to 12/31/2005...........    $13.91       $14.30      38,456,039
   01/01/2006 to 12/31/2006...........    $14.30       $16.45      27,267,301
   01/01/2007 to 12/31/2007...........    $16.45       $16.96      23,014,737
   01/01/2008 to 12/31/2008...........    $16.96       $ 9.87       2,971,743
   01/01/2009 to 12/31/2009...........    $ 9.87       $11.54       9,326,038
   01/01/2010 to 12/31/2010...........    $11.54       $12.78       6,998,680
   01/01/2011 to 12/31/2011...........    $12.78       $11.84       3,277,745
   01/01/2012 to 12/31/2012...........    $11.84       $13.90       3,174,914
   01/01/2013 to 12/31/2013...........    $13.90       $18.22       2,760,364
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.75       $14.55       5,139,643
   01/01/2005 to 12/31/2005...........    $14.55       $14.95       6,665,807
   01/01/2006 to 12/31/2006...........    $14.95       $15.59       5,183,278
   01/01/2007 to 12/31/2007...........    $15.59       $18.25       4,551,679
   01/01/2008 to 12/31/2008...........    $18.25       $10.60         495,545
   01/01/2009 to 12/31/2009...........    $10.60       $16.34       1,836,792
   01/01/2010 to 12/31/2010...........    $16.34       $19.21       1,199,578
   01/01/2011 to 12/31/2011...........    $19.21       $18.28         516,180
   01/01/2012 to 12/31/2012...........    $18.28       $21.45         505,518
   01/01/2013 to 12/31/2013...........    $21.45       $27.82         514,046
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17          45,831
   01/01/2008 to 12/31/2008...........    $10.17       $ 7.56         423,008
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.15       2,253,800
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.02       2,198,784
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.78       1,593,260
   01/01/2012 to 12/31/2012...........    $ 9.78       $10.56       1,792,450
   01/01/2013 to 12/31/2013...........    $10.56       $11.38       1,443,596
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.97       $16.47         222,905
   01/01/2005 to 12/31/2005...........    $16.47       $16.96         225,717
   01/01/2006 to 12/31/2006...........    $16.96       $19.51         195,692
   01/01/2007 to 12/31/2007...........    $19.51       $18.16         161,243
   01/01/2008 to 12/31/2008...........    $18.16       $13.07          48,498
   01/01/2009 to 12/31/2009...........    $13.07       $16.26         302,214
   01/01/2010 to 12/31/2010...........    $16.26       $20.22         300,723
   01/01/2011 to 12/31/2011...........    $20.22       $20.10         141,768
   01/01/2012 to 12/31/2012...........    $20.10       $22.81         147,190
   01/01/2013 to 12/31/2013...........    $22.81       $31.06         156,315

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.39       $14.36       1,347,344
   01/01/2005 to 12/31/2005...........    $14.36       $15.41       1,705,077
   01/01/2006 to 12/31/2006...........    $15.41       $18.40       3,383,186
   01/01/2007 to 12/31/2007...........    $18.40       $18.26       4,050,104
   01/01/2008 to 12/31/2008...........    $18.26       $11.23         341,799
   01/01/2009 to 12/31/2009...........    $11.23       $13.03       1,308,929
   01/01/2010 to 12/31/2010...........    $13.03       $14.37         827,377
   01/01/2011 to 12/31/2011...........    $14.37       $14.03         389,478
   01/01/2012 to 12/31/2012...........    $14.03       $15.61         374,123
   01/01/2013 to 12/31/2013...........    $15.61       $20.61         312,845
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.24       $13.34       4,901,936
   01/01/2005 to 12/31/2005...........    $13.34       $13.23       4,036,186
   01/01/2006 to 12/31/2006...........    $13.23       $14.33       3,605,228
   01/01/2007 to 12/31/2007...........    $14.33       $14.40       3,381,681
   01/01/2008 to 12/31/2008...........    $14.40       $10.52       1,130,915
   01/01/2009 to 12/31/2009...........    $10.52       $13.99       2,187,551
   01/01/2010 to 12/31/2010...........    $13.99       $15.58       1,822,975
   01/01/2011 to 12/31/2011...........    $15.58       $15.76       1,332,047
   01/01/2012 to 12/31/2012...........    $15.76       $17.61       1,315,319
   01/01/2013 to 12/31/2013...........    $17.61       $18.52         874,891
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.35       $15.21      15,481,627
   01/01/2005 to 12/31/2005...........    $15.21       $17.40      18,939,826
   01/01/2006 to 12/31/2006...........    $17.40       $20.65      13,631,389
   01/01/2007 to 12/31/2007...........    $20.65       $24.11      11,406,256
   01/01/2008 to 12/31/2008...........    $24.11       $11.77       1,436,169
   01/01/2009 to 12/31/2009...........    $11.77       $15.62       4,557,297
   01/01/2010 to 12/31/2010...........    $15.62       $17.55       3,251,694
   01/01/2011 to 12/31/2011...........    $17.55       $14.99       1,512,624
   01/01/2012 to 12/31/2012...........    $14.99       $17.70       1,436,397
   01/01/2013 to 12/31/2013...........    $17.70       $20.67       1,426,725
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.86       $15.27         810,108
   01/01/2005 to 12/31/2005...........    $15.27       $17.04       1,137,254
   01/01/2006 to 12/31/2006...........    $17.04       $21.30       1,933,054
   01/01/2007 to 12/31/2007...........    $21.30       $24.61       2,704,506
   01/01/2008 to 12/31/2008...........    $24.61       $13.52         254,922
   01/01/2009 to 12/31/2009...........    $13.52       $17.31         702,587
   01/01/2010 to 12/31/2010...........    $17.31       $18.86         458,110
   01/01/2011 to 12/31/2011...........    $18.86       $16.18         222,180
   01/01/2012 to 12/31/2012...........    $16.18       $18.52         226,039
   01/01/2013 to 12/31/2013...........    $18.52       $21.71         254,128

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.71      14,181,642
   01/01/2009 to 12/31/2009...........    $10.71       $11.69       5,092,409
   01/01/2010 to 12/31/2010...........    $11.69       $12.71       2,342,766
   01/01/2011 to 12/31/2011...........    $12.71       $14.02      10,709,989
   01/01/2012 to 12/31/2012...........    $14.02       $15.05       5,652,714
   01/01/2013 to 12/31/2013...........    $15.05       $14.29       2,279,181
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.19          31,179
   01/01/2008 to 12/31/2008...........    $10.19       $ 6.92         227,790
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.60       1,770,969
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.61       1,853,130
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 9.37       1,130,059
   01/01/2012 to 12/31/2012...........    $ 9.37       $10.44       1,086,303
   01/01/2013 to 12/31/2013...........    $10.44       $11.91       1,170,776
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.75       $14.65       2,064,681
   01/01/2005 to 12/31/2005...........    $14.65       $15.96       3,524,141
   01/01/2006 to 12/31/2006...........    $15.96       $19.22       4,137,771
   01/01/2007 to 12/31/2007...........    $19.22       $20.63       4,026,621
   01/01/2008 to 12/31/2008...........    $20.63       $11.87         385,911
   01/01/2009 to 12/31/2009...........    $11.87       $15.82       1,088,419
   01/01/2010 to 12/31/2010...........    $15.82       $16.63         754,417
   01/01/2011 to 12/31/2011...........    $16.63       $14.82         455,543
   01/01/2012 to 12/31/2012...........    $14.82       $17.72         433,132
   01/01/2013 to 12/31/2013...........    $17.72       $20.06         373,288
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.65       $12.70         278,657
   01/01/2005 to 12/31/2005...........    $12.70       $13.32         481,111
   01/01/2006 to 12/31/2006...........    $13.32       $14.52         602,700
   01/01/2007 to 12/31/2007...........    $14.52       $14.52       2,384,671
   01/01/2008 to 12/31/2008...........    $14.52       $11.74       1,649,747
   01/01/2009 to 12/31/2009...........    $11.74       $14.05       4,201,539
   01/01/2010 to 12/31/2010...........    $14.05       $14.79       3,774,526
   01/01/2011 to 12/31/2011...........    $14.79       $14.54       2,478,160
   01/01/2012 to 12/31/2012...........    $14.54       $15.80       2,505,973
   01/01/2013 to 12/31/2013...........    $15.80       $17.21       2,392,545
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29          11,476
   01/01/2010 to 12/31/2010...........    $10.29       $11.23          39,108
   01/01/2011 to 12/31/2011...........    $11.23       $11.09          45,177
   01/01/2012 to 12/31/2012...........    $11.09       $12.54          82,848
   01/01/2013 to 12/31/2013...........    $12.54       $16.79          86,792

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30           4,269
   01/01/2010 to 12/31/2010...........    $10.30       $11.49          81,163
   01/01/2011 to 12/31/2011...........    $11.49       $10.61          59,241
   01/01/2012 to 12/31/2012...........    $10.61       $11.78          41,902
   01/01/2013 to 12/31/2013...........    $11.78       $15.19          72,385
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.65       $13.19       1,916,775
   01/01/2005 to 12/31/2005...........    $13.19       $13.78       3,227,693
   01/01/2006 to 12/31/2006...........    $13.78       $16.01       3,946,641
   01/01/2007 to 12/31/2007...........    $16.01       $15.23       3,212,276
   01/01/2008 to 12/31/2008...........    $15.23       $ 8.74         510,220
   01/01/2009 to 12/31/2009...........    $ 8.74       $10.25       1,270,505
   01/01/2010 to 12/31/2010...........    $10.25       $11.37         929,620
   01/01/2011 to 12/31/2011...........    $11.37       $10.69         467,092
   01/01/2012 to 12/31/2012...........    $10.69       $12.26         472,202
   01/01/2013 to 12/31/2013...........    $12.26       $16.82         598,631
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.30       $13.95      30,793,077
   01/01/2005 to 12/31/2005...........    $13.95       $14.62      41,075,737
   01/01/2006 to 12/31/2006...........    $14.62       $15.38      33,382,333
   01/01/2007 to 12/31/2007...........    $15.38       $17.35      28,678,496
   01/01/2008 to 12/31/2008...........    $17.35       $ 9.59       3,236,045
   01/01/2009 to 12/31/2009...........    $ 9.59       $12.21       9,898,808
   01/01/2010 to 12/31/2010...........    $12.21       $14.34       7,065,215
   01/01/2011 to 12/31/2011...........    $14.34       $13.94       3,146,426
   01/01/2012 to 12/31/2012...........    $13.94       $15.35       3,080,177
   01/01/2013 to 12/31/2013...........    $15.35       $20.57       2,626,178
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.92       $12.56       7,337,467
   01/01/2005 to 12/31/2005...........    $12.56       $12.46      11,711,617
   01/01/2006 to 12/31/2006...........    $12.46       $13.43       9,529,259
   01/01/2007 to 12/31/2007...........    $13.43       $13.97       8,088,124
   01/01/2008 to 12/31/2008...........    $13.97       $10.52       1,849,304
   01/01/2009 to 12/31/2009...........    $10.52       $13.89       3,476,917
   01/01/2010 to 12/31/2010...........    $13.89       $15.45       2,308,003
   01/01/2011 to 12/31/2011...........    $15.45       $16.70       1,512,620
   01/01/2012 to 12/31/2012...........    $16.70       $17.36       1,485,320
   01/01/2013 to 12/31/2013...........    $17.36       $16.69       1,255,552

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.31       $14.29      1,897,254
   01/01/2005 to 12/31/2005...........    $14.29       $15.08      1,417,478
   01/01/2006 to 12/31/2006...........    $15.08       $18.40      2,742,924
   01/01/2007 to 12/31/2007...........    $18.40       $19.74      1,441,407
   01/01/2008 to 12/31/2008...........    $19.74       $12.78        182,880
   01/01/2009 to 12/31/2009...........    $12.78       $16.49        431,702
   01/01/2010 to 12/31/2010...........    $16.49       $18.13        408,161
   01/01/2011 to 12/31/2011...........    $18.13       $17.23        265,817
   01/01/2012 to 12/31/2012...........    $17.23       $20.80        278,539
   01/01/2013 to 12/31/2013...........    $20.80       $26.04        263,515
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.41       $12.39      2,897,175
   01/01/2005 to 12/31/2005...........    $12.39       $12.93      4,272,541
   01/01/2006 to 12/31/2006...........    $12.93       $13.91      3,472,314
   01/01/2007 to 12/31/2007...........    $13.91       $15.70      2,799,781
   01/01/2008 to 12/31/2008...........    $15.70       $ 9.81        639,125
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.97      1,222,987
   01/01/2010 to 12/31/2010...........    $11.97       $13.24        948,496
   01/01/2011 to 12/31/2011...........    $13.24       $12.91        532,298
   01/01/2012 to 12/31/2012...........    $12.91       $14.83        524,356
   01/01/2013 to 12/31/2013...........    $14.83       $19.89        385,617
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.19              0
   01/01/2013 to 12/31/2013...........    $10.19       $13.44         35,186
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.38       $15.14      1,071,978
   01/01/2005 to 12/31/2005...........    $15.14       $15.66      1,028,350
   01/01/2006 to 12/31/2006...........    $15.66       $17.55        962,590
   01/01/2007 to 12/31/2007...........    $17.55       $17.69        819,090
   01/01/2008 to 12/31/2008...........    $17.69       $10.74        114,313
   01/01/2009 to 12/31/2009...........    $10.74       $14.63        269,317
   01/01/2010 to 12/31/2010...........    $14.63       $17.74        373,327
   01/01/2011 to 12/31/2011...........    $17.74       $16.80        177,897
   01/01/2012 to 12/31/2012...........    $16.80       $19.52        193,813
   01/01/2013 to 12/31/2013...........    $19.52       $25.35        177,689

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.86       $ 9.75       8,152,893
   01/01/2005 to 12/31/2005...........    $ 9.75       $ 9.83      14,801,774
   01/01/2006 to 12/31/2006...........    $ 9.83       $10.09      17,648,852
   01/01/2007 to 12/31/2007...........    $10.09       $10.38      23,468,378
   01/01/2008 to 12/31/2008...........    $10.38       $10.44      27,759,077
   01/01/2009 to 12/31/2009...........    $10.44       $10.26      53,398,654
   01/01/2010 to 12/31/2010...........    $10.26       $10.07      22,860,112
   01/01/2011 to 12/31/2011...........    $10.07       $ 9.88      14,451,090
   01/01/2012 to 12/31/2012...........    $ 9.88       $ 9.70      12,836,983
   01/01/2013 to 12/31/2013...........    $ 9.70       $ 9.51       8,587,995
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.34       $16.08       9,335,291
   01/01/2005 to 12/31/2005...........    $16.08       $17.68      11,873,661
   01/01/2006 to 12/31/2006...........    $17.68       $19.21       9,671,239
   01/01/2007 to 12/31/2007...........    $19.21       $19.44       8,401,820
   01/01/2008 to 12/31/2008...........    $19.44       $11.01         882,120
   01/01/2009 to 12/31/2009...........    $11.01       $15.19       2,326,283
   01/01/2010 to 12/31/2010...........    $15.19       $18.39       1,733,456
   01/01/2011 to 12/31/2011...........    $18.39       $17.60         825,169
   01/01/2012 to 12/31/2012...........    $17.60       $20.22         800,864
   01/01/2013 to 12/31/2013...........    $20.22       $28.17         758,286
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.07           3,542
   01/01/2012 to 12/31/2012...........    $10.07       $10.36          81,906
   01/01/2013 to 12/31/2013...........    $10.36       $ 9.87          29,559
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.18       $13.87       2,211,800
   01/01/2005 to 12/31/2005...........    $13.87       $15.44       4,381,841
   01/01/2006 to 12/31/2006...........    $15.44       $17.28       3,814,763
   01/01/2007 to 12/31/2007...........    $17.28       $20.72       4,471,479
   01/01/2008 to 12/31/2008...........    $20.72       $11.55         362,170
   01/01/2009 to 12/31/2009...........    $11.55       $14.70         811,825
   01/01/2010 to 12/31/2010...........    $14.70       $18.56         696,814
   01/01/2011 to 12/31/2011...........    $18.56       $18.51         360,080
   01/01/2012 to 12/31/2012...........    $18.51       $20.41         353,163
   01/01/2013 to 12/31/2013...........    $20.41       $26.55         295,458

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.06       $15.10         779,045
   01/01/2005 to 12/31/2005...........    $15.10       $14.87         775,839
   01/01/2006 to 12/31/2006...........    $14.87       $15.72         737,915
   01/01/2007 to 12/31/2007...........    $15.72       $18.30         790,161
   01/01/2008 to 12/31/2008...........    $18.30       $10.32          80,056
   01/01/2009 to 12/31/2009...........    $10.32       $12.40         231,173
   01/01/2010 to 12/31/2010...........    $12.40       $14.63         208,196
   01/01/2011 to 04/29/2011...........    $14.63       $16.40               0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.31         586,180
   01/01/2013 to 12/31/2013...........    $10.31       $12.02         615,902
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.57          13,090
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 9.09         797,469
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.91         980,723
   01/01/2011 to 12/31/2011...........    $10.91       $ 8.53         312,728
   01/01/2012 to 12/31/2012...........    $ 8.53       $ 9.87         305,612
   01/01/2013 to 12/31/2013...........    $ 9.87       $ 9.70         296,872
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.22       $10.23      19,103,280
   01/01/2005 to 12/31/2005...........    $10.23       $10.20      31,242,913
   01/01/2006 to 12/31/2006...........    $10.20       $10.39      24,544,154
   01/01/2007 to 12/31/2007...........    $10.39       $10.88      21,419,052
   01/01/2008 to 12/31/2008...........    $10.88       $10.80       3,534,614
   01/01/2009 to 12/31/2009...........    $10.80       $11.67       9,706,559
   01/01/2010 to 12/31/2010...........    $11.67       $11.90       6,476,153
   01/01/2011 to 12/31/2011...........    $11.90       $11.93       3,945,089
   01/01/2012 to 12/31/2012...........    $11.93       $12.26       3,747,740
   01/01/2013 to 12/31/2013...........    $12.26       $11.76       3,291,066
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.51       $10.82      30,067,867
   01/01/2005 to 12/31/2005...........    $10.82       $10.88      15,662,179
   01/01/2006 to 12/31/2006...........    $10.88       $11.07      16,434,843
   01/01/2007 to 12/31/2007...........    $11.07       $11.76      17,063,089
   01/01/2008 to 12/31/2008...........    $11.76       $11.28       3,876,085
   01/01/2009 to 12/31/2009...........    $11.28       $12.89      10,257,815
   01/01/2010 to 12/31/2010...........    $12.89       $13.62       8,706,380
   01/01/2011 to 12/31/2011...........    $13.62       $13.79       5,328,814
   01/01/2012 to 12/31/2012...........    $13.79       $14.79       5,350,745
   01/01/2013 to 12/31/2013...........    $14.79       $14.24       3,994,967

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.04         185,386
   01/01/2006 to 12/31/2006...........    $10.04       $10.63       4,511,598
   01/01/2007 to 12/31/2007...........    $10.63       $11.33       6,663,413
   01/01/2008 to 12/31/2008...........    $11.33       $ 8.95       3,907,838
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.54       9,644,662
   01/01/2010 to 12/31/2010...........    $10.54       $11.44       8,283,737
   01/01/2011 to 12/31/2011...........    $11.44       $11.33       6,052,545
   01/01/2012 to 12/31/2012...........    $11.33       $12.27       6,075,309
   01/01/2013 to 12/31/2013...........    $12.27       $13.14       4,709,560
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.07          31,164
   01/01/2012 to 12/31/2012...........    $10.07       $10.58         120,118
   01/01/2013 to 12/31/2013...........    $10.58       $10.14          75,527
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.46       4,431,545
   01/01/2007 to 12/31/2007...........    $10.46       $11.43      11,110,354
   01/01/2008 to 12/31/2008...........    $11.43       $ 6.65       2,024,904
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 8.22      11,586,741
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.59      10,424,536
   01/01/2011 to 12/31/2011...........    $ 9.59       $ 8.83       6,056,736
   01/01/2012 to 12/31/2012...........    $ 8.83       $ 9.78       6,636,157
   01/01/2013 to 12/31/2013...........    $ 9.78       $11.23       5,174,594
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.25       $13.22       3,486,237
   01/01/2005 to 12/31/2005...........    $13.22       $13.43       3,733,992
   01/01/2006 to 12/31/2006...........    $13.43       $14.83       3,708,073
   01/01/2007 to 12/31/2007...........    $14.83       $14.85       3,175,733
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.93         382,597
   01/01/2009 to 12/31/2009...........    $ 8.93       $10.67         731,656
   01/01/2010 to 12/31/2010...........    $10.67       $12.04         574,473
   01/01/2011 to 12/31/2011...........    $12.04       $12.22         392,036
   01/01/2012 to 12/31/2012...........    $12.22       $14.25         363,906
   01/01/2013 to 12/31/2013...........    $14.25       $18.51         307,188
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88           4,694
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.86           8,784
   01/01/2013 to 12/31/2013...........    $ 9.86       $11.84          14,120

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.04        236,496
   01/01/2008 to 12/31/2008...........    $10.04       $ 7.13        555,997
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.63      2,983,186
   01/01/2010 to 12/31/2010...........    $ 8.63       $ 9.48      2,961,766
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 9.13      1,841,127
   01/01/2012 to 12/31/2012...........    $ 9.13       $ 9.88      1,885,971
   01/01/2013 to 12/31/2013...........    $ 9.88       $10.90      1,685,290
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50        225,659
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.31        196,472
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 9.10      1,624,864
   01/01/2010 to 12/31/2010...........    $ 9.10       $10.21      1,595,628
   01/01/2011 to 12/31/2011...........    $10.21       $ 9.77        939,114
   01/01/2012 to 12/31/2012...........    $ 9.77       $11.11      1,116,900
   01/01/2013 to 12/31/2013...........    $11.11       $12.87      1,518,690
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.62       $12.43      1,308,462
   01/01/2005 to 12/31/2005...........    $12.43       $12.75      1,619,987
   01/01/2006 to 12/31/2006...........    $12.75       $13.72      1,619,748
   01/01/2007 to 12/31/2007...........    $13.72       $14.66      1,487,210
   01/01/2008 to 12/31/2008...........    $14.66       $10.04        420,214
   01/01/2009 to 12/31/2009...........    $10.04       $12.55      2,934,444
   01/01/2010 to 12/31/2010...........    $12.55       $13.77      3,165,437
   01/01/2011 to 12/31/2011...........    $13.77       $13.05      1,898,541
   01/01/2012 to 12/31/2012...........    $13.05       $14.22      1,861,745
   01/01/2013 to 12/31/2013...........    $14.22       $15.96      1,513,747
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.50       $12.33      1,200,247
   01/01/2005 to 12/31/2005...........    $12.33       $12.27      1,188,972
   01/01/2006 to 12/31/2006...........    $12.27       $13.56      1,254,815
   01/01/2007 to 12/31/2007...........    $13.56       $14.25      1,144,565
   01/01/2008 to 12/31/2008...........    $14.25       $ 9.09        186,142
   01/01/2009 to 12/31/2009...........    $ 9.09       $11.94        533,421
   01/01/2010 to 12/31/2010...........    $11.94       $15.97        560,624
   01/01/2011 to 12/31/2011...........    $15.97       $15.52        229,807
   01/01/2012 to 12/31/2012...........    $15.52       $17.08        227,003
   01/01/2013 to 12/31/2013...........    $17.08       $22.64        254,635

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.43       $15.34      10,169,483
   01/01/2005 to 12/31/2005...........    $15.34       $16.05      12,956,155
   01/01/2006 to 12/31/2006...........    $16.05       $18.90      10,309,013
   01/01/2007 to 12/31/2007...........    $18.90       $17.50       9,534,730
   01/01/2008 to 12/31/2008...........    $17.50       $12.07       1,182,326
   01/01/2009 to 12/31/2009...........    $12.07       $15.03       3,254,841
   01/01/2010 to 12/31/2010...........    $15.03       $18.58       2,239,354
   01/01/2011 to 12/31/2011...........    $18.58       $17.14       1,034,413
   01/01/2012 to 12/31/2012...........    $17.14       $19.87         977,952
   01/01/2013 to 12/31/2013...........    $19.87       $26.78         841,571
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.12       $13.22       2,109,855
   01/01/2005 to 12/31/2005...........    $13.22       $13.57       2,860,901
   01/01/2006 to 12/31/2006...........    $13.57       $14.98       3,596,335
   01/01/2007 to 12/31/2007...........    $14.98       $15.62       5,082,784
   01/01/2008 to 12/31/2008...........    $15.62       $11.35       1,345,037
   01/01/2009 to 12/31/2009...........    $11.35       $13.82       3,356,441
   01/01/2010 to 12/31/2010...........    $13.82       $15.12       3,287,642
   01/01/2011 to 12/31/2011...........    $15.12       $15.13       2,392,994
   01/01/2012 to 12/31/2012...........    $15.13       $16.85       2,952,403
   01/01/2013 to 12/31/2013...........    $16.85       $19.31       2,779,319
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.69       $14.18       3,959,115
   01/01/2005 to 12/31/2005...........    $14.18       $14.68       3,809,638
   01/01/2006 to 12/31/2006...........    $14.68       $17.47       5,825,933
   01/01/2007 to 12/31/2007...........    $17.47       $16.53       3,601,549
   01/01/2008 to 12/31/2008...........    $16.53       $ 9.42         478,070
   01/01/2009 to 12/31/2009...........    $ 9.42       $11.44       1,136,011
   01/01/2010 to 12/31/2010...........    $11.44       $12.71         806,786
   01/01/2011 to 12/31/2011...........    $12.71       $12.27         418,041
   01/01/2012 to 12/31/2012...........    $12.27       $14.11         550,807
   01/01/2013 to 12/31/2013...........    $14.11       $17.95         522,190
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.34       $11.76       1,189,655
   01/01/2005 to 12/31/2005...........    $11.76       $13.43       1,822,385
   01/01/2006 to 12/31/2006...........    $13.43       $13.92       2,970,253
   01/01/2007 to 12/31/2007...........    $13.92       $14.78       4,140,068
   01/01/2008 to 12/31/2008...........    $14.78       $ 8.62         568,073
   01/01/2009 to 12/31/2009...........    $ 8.62       $12.96       2,116,603
   01/01/2010 to 12/31/2010...........    $12.96       $14.73       1,463,744
   01/01/2011 to 12/31/2011...........    $14.73       $14.20         705,514
   01/01/2012 to 12/31/2012...........    $14.20       $16.38         719,092
   01/01/2013 to 12/31/2013...........    $16.38       $23.15         790,692

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.67       $17.60       1,025,462
   01/01/2005 to 12/31/2005...........    $17.60       $22.69       1,968,637
   01/01/2006 to 12/31/2006...........    $22.69       $25.79       2,189,934
   01/01/2007 to 12/31/2007...........    $25.79       $35.54       3,279,733
   01/01/2008 to 12/31/2008...........    $35.54       $17.44         262,794
   01/01/2009 to 12/31/2009...........    $17.44       $25.55       1,010,081
   01/01/2010 to 12/31/2010...........    $25.55       $30.19         765,030
   01/01/2011 to 12/31/2011...........    $30.19       $25.20         406,424
   01/01/2012 to 12/31/2012...........    $25.20       $25.61         335,676
   01/01/2013 to 12/31/2013...........    $25.61       $28.99         260,892
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.42       $12.17       6,387,666
   01/01/2005 to 12/31/2005...........    $12.17       $11.40       9,677,418
   01/01/2006 to 12/31/2006...........    $11.40       $11.89       8,138,223
   01/01/2007 to 12/31/2007...........    $11.89       $12.78       8,017,458
   01/01/2008 to 12/31/2008...........    $12.78       $12.24         821,071
   01/01/2009 to 12/31/2009...........    $12.24       $13.46       2,746,643
   01/01/2010 to 12/31/2010...........    $13.46       $13.96       2,027,848
   01/01/2011 to 12/31/2011...........    $13.96       $14.26       1,038,761
   01/01/2012 to 12/31/2012...........    $14.26       $14.72       1,020,582
   01/01/2013 to 12/31/2013...........    $14.72       $13.90         966,927
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       1,049,203
   01/01/2006 to 12/31/2006...........    $10.00       $11.34      12,971,753
   01/01/2007 to 12/31/2007...........    $11.34       $12.19      18,793,439
   01/01/2008 to 12/31/2008...........    $12.19       $ 6.90       1,351,329
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.69       5,450,193
   01/01/2010 to 12/31/2010...........    $ 8.69       $ 9.77       3,929,923
   01/01/2011 to 12/31/2011...........    $ 9.77       $ 9.26       1,990,025
   01/01/2012 to 12/31/2012...........    $ 9.26       $10.08       2,066,941
   01/01/2013 to 12/31/2013...........    $10.08       $11.91       2,626,126
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98         237,870
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.28         494,638
   01/01/2009 to 12/31/2009...........    $ 9.28       $10.16       1,245,052
   01/01/2010 to 12/31/2010...........    $10.16       $10.74       1,455,140
   01/01/2011 to 12/31/2011...........    $10.74       $11.17       1,431,689
   01/01/2012 to 12/31/2012...........    $11.17       $11.82       1,628,650
   01/01/2013 to 12/31/2013...........    $11.82       $11.42       1,316,330

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.42        570,911
   01/01/2006 to 12/31/2006...........    $11.42       $12.44        600,433
   01/01/2007 to 12/31/2007...........    $12.44       $13.55        536,163
   01/01/2008 to 12/31/2008...........    $13.55       $ 7.82         62,126
   01/01/2009 to 12/31/2009...........    $ 7.82       $10.73        252,846
   01/01/2010 to 07/16/2010...........    $10.73       $10.49              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $12.78       $14.94        195,986
   01/01/2005 to 12/31/2005...........    $14.94       $17.01        507,584
   01/01/2006 to 12/31/2006...........    $17.01       $20.55        657,265
   01/01/2007 to 12/31/2007...........    $20.55       $23.18        857,755
   01/01/2008 to 12/31/2008...........    $23.18       $13.30         91,276
   01/01/2009 to 12/31/2009...........    $13.30       $15.13        216,498
   01/01/2010 to 07/16/2010...........    $15.13       $14.36              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.21       $13.89        387,492
   01/01/2005 to 12/31/2005...........    $13.89       $14.15        294,327
   01/01/2006 to 12/31/2006...........    $14.15       $14.72        208,342
   01/01/2007 to 12/31/2007...........    $14.72       $16.16        187,651
   01/01/2008 to 12/31/2008...........    $16.16       $11.54         17,862
   01/01/2009 to 12/31/2009...........    $11.54       $16.30        165,600
   01/01/2010 to 07/16/2010...........    $16.30       $15.21              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.17       $14.39             28
   01/01/2005 to 12/31/2005...........    $14.39       $14.20              0
   01/01/2006 to 12/31/2006...........    $14.20       $14.49              0
   01/01/2007 to 12/31/2007...........    $14.49       $15.02        275,455
   01/01/2008 to 12/31/2008...........    $15.02       $ 8.28         20,228
   01/01/2009 to 12/31/2009...........    $ 8.28       $10.46        137,254
   01/01/2010 to 12/31/2010...........    $10.46       $12.21         95,631
   01/01/2011 to 12/31/2011...........    $12.21       $10.67         29,159
   01/01/2012 to 12/31/2012...........    $10.67       $11.91         28,180
   01/01/2013 to 12/31/2013...........    $11.91       $15.32         38,372
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        896,856
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.46      3,792,425
   01/01/2010 to 12/31/2010...........    $ 8.46       $ 9.15      4,323,043
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 8.83      2,669,570
   01/01/2012 to 09/21/2012...........    $ 8.83       $ 9.87              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.83        303,452
   01/01/2005 to 12/31/2005...........    $11.83       $12.78        556,109
   01/01/2006 to 12/31/2006...........    $12.78       $17.36      1,821,678
   01/01/2007 to 12/31/2007...........    $17.36       $19.30      2,474,002
   01/01/2008 to 12/31/2008...........    $19.30       $10.84        182,104
   01/01/2009 to 12/31/2009...........    $10.84       $14.99        401,863
   01/01/2010 to 12/31/2010...........    $14.99       $16.14        280,535
   01/01/2011 to 12/31/2011...........    $16.14       $14.65        119,156
   01/01/2012 to 12/31/2012...........    $14.65       $18.01        125,039
   01/01/2013 to 12/31/2013...........    $18.01       $20.21        112,467
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.16         60,367
   01/01/2012 to 04/27/2012...........    $ 8.16       $ 9.24              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.11         62,232
   01/01/2012 to 12/31/2012...........    $ 9.11       $10.61         79,481
   01/01/2013 to 12/31/2013...........    $10.61       $13.63        114,086
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.12       $14.59        590,157
   01/01/2005 to 12/31/2005...........    $14.59       $15.85        469,230
   01/01/2006 to 12/31/2006...........    $15.85       $18.05        557,322
   01/01/2007 to 12/31/2007...........    $18.05       $19.86        488,870
   01/01/2008 to 12/31/2008...........    $19.86       $10.12         27,103
   01/01/2009 to 12/31/2009...........    $10.12       $14.14        151,229
   01/01/2010 to 12/31/2010...........    $14.14       $17.17        132,460
   01/01/2011 to 04/29/2011...........    $17.17       $19.11              0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.61       $13.44        387,921
   01/01/2005 to 12/31/2005...........    $13.44       $13.97        657,120
   01/01/2006 to 12/31/2006...........    $13.97       $15.96        721,032
   01/01/2007 to 12/31/2007...........    $15.96       $12.17        504,736
   01/01/2008 to 12/31/2008...........    $12.17       $ 4.84         62,197
   01/01/2009 to 12/31/2009...........    $ 4.84       $ 6.05        465,655
   01/01/2010 to 12/31/2010...........    $ 6.05       $ 6.55        230,042
   01/01/2011 to 04/29/2011...........    $ 6.55       $ 6.91              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $11.93       $12.58       578,826
   01/01/2005 to 12/31/2005...........    $12.58       $13.35       902,299
   01/01/2006 to 12/31/2006...........    $13.35       $13.78       933,835
   01/01/2007 to 12/31/2007...........    $13.78       $15.12       891,556
   01/01/2008 to 12/31/2008...........    $15.12       $10.59       107,935
   01/01/2009 to 12/31/2009...........    $10.59       $13.26       147,445
   01/01/2010 to 12/31/2010...........    $13.26       $13.70       216,159
   01/01/2011 to 12/31/2011...........    $13.70       $13.97        94,482
   01/01/2012 to 12/31/2012...........    $13.97       $16.57        93,362
   01/01/2013 to 12/31/2013...........    $16.57       $22.85        94,105
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.75        52,823
   01/01/2013 to 12/31/2013...........    $ 9.75       $13.10        54,370
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.35       $13.71         5,184
   01/01/2005 to 12/31/2005...........    $13.71       $13.74         3,938
   01/01/2006 to 12/31/2006...........    $13.74       $14.89           770
   01/01/2007 to 12/31/2007...........    $14.89       $15.73           984
   01/01/2008 to 12/31/2008...........    $15.73       $ 8.56           207
   01/01/2009 to 12/31/2009...........    $ 8.56       $13.22           207
   01/01/2010 to 12/31/2010...........    $13.22       $15.74           813
   01/01/2011 to 12/31/2011...........    $15.74       $14.66           207
   01/01/2012 to 12/31/2012...........    $14.66       $16.00           207
   01/01/2013 to 12/31/2013...........    $16.00       $19.64           207
NASDAQ TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.64         1,635
   01/01/2005 to 12/31/2005...........    $10.64       $10.78             0
   01/01/2006 to 12/31/2006...........    $10.78       $11.52             0
   01/01/2007 to 12/31/2007...........    $11.52       $13.75            72
   01/01/2008 to 12/31/2008...........    $13.75       $ 6.63            71
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 7.60         1,772
   01/01/2010 to 12/31/2010...........    $ 7.60       $ 9.72         4,210
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.66         2,502
   01/01/2012 to 12/31/2012...........    $ 9.66       $10.71         2,481
   01/01/2013 to 12/31/2013...........    $10.71       $15.64         2,479

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.56       $18.29        934,258
   01/01/2005 to 12/31/2005...........    $18.29       $23.59      1,611,360
   01/01/2006 to 12/31/2006...........    $23.59       $31.15      1,615,174
   01/01/2007 to 12/31/2007...........    $31.15       $43.85      2,054,253
   01/01/2008 to 12/31/2008...........    $43.85       $18.13        159,425
   01/01/2009 to 12/31/2009...........    $18.13       $28.85        729,367
   01/01/2010 to 12/31/2010...........    $28.85       $32.87        440,198
   01/01/2011 to 12/31/2011...........    $32.87       $25.02        149,496
   01/01/2012 to 12/31/2012...........    $25.02       $28.66        152,795
   01/01/2013 to 12/31/2013...........    $28.66       $28.13        148,711
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $15.96       $15.57        253,337
   01/01/2005 to 12/31/2005...........    $15.57       $18.26        481,366
   01/01/2006 to 12/31/2006...........    $18.26       $24.95      1,003,276
   01/01/2007 to 12/31/2007...........    $24.95       $36.16      1,525,658
   01/01/2008 to 12/31/2008...........    $36.16       $17.44        151,279
   01/01/2009 to 12/31/2009...........    $17.44       $26.38        378,449
   01/01/2010 to 12/31/2010...........    $26.38       $29.48        181,972
   01/01/2011 to 12/31/2011...........    $29.48       $21.12         44,173
   01/01/2012 to 12/31/2012...........    $21.12       $23.92         48,923
   01/01/2013 to 12/31/2013...........    $23.92       $26.98         40,590
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........    $12.86       $14.10        171,696
   01/01/2005 to 12/31/2005...........    $14.10       $13.82        112,934
   01/01/2006 to 12/31/2006...........    $13.82       $15.64         92,471
   01/01/2007 to 12/31/2007...........    $15.64       $11.16        176,483
   01/01/2008 to 12/31/2008...........    $11.16       $ 5.81         91,686
   01/01/2009 to 12/31/2009...........    $ 5.81       $ 5.46        116,680
   01/01/2010 to 12/31/2010...........    $ 5.46       $ 5.80         75,968
   01/01/2011 to 12/31/2011...........    $ 5.80       $ 4.17         27,599
   01/01/2012 to 12/31/2012...........    $ 4.17       $ 5.45        229,721
   01/01/2013 to 12/31/2013...........    $ 5.45       $ 7.14         43,064
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........    $13.35       $14.43        170,212
   01/01/2005 to 12/31/2005...........    $14.43       $14.50        365,503
   01/01/2006 to 12/31/2006...........    $14.50       $16.43        293,534
   01/01/2007 to 12/31/2007...........    $16.43       $21.07      1,087,523
   01/01/2008 to 12/31/2008...........    $21.07       $10.04        122,266
   01/01/2009 to 12/31/2009...........    $10.04       $15.99        466,614
   01/01/2010 to 12/31/2010...........    $15.99       $20.35        272,281
   01/01/2011 to 12/31/2011...........    $20.35       $16.74         75,424
   01/01/2012 to 12/31/2012...........    $16.74       $17.81         53,942
   01/01/2013 to 12/31/2013...........    $17.81       $20.69         63,899

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 7.49       $ 6.60        289,105
   01/01/2005 to 12/31/2005...........    $ 6.60       $ 6.38        723,316
   01/01/2006 to 12/31/2006...........    $ 6.38       $ 5.79        672,760
   01/01/2007 to 12/31/2007...........    $ 5.79       $ 5.71        904,581
   01/01/2008 to 12/31/2008...........    $ 5.71       $ 7.84        733,382
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 5.55        737,550
   01/01/2010 to 12/31/2010...........    $ 5.55       $ 4.48        409,072
   01/01/2011 to 12/31/2011...........    $ 4.48       $ 4.00        415,057
   01/01/2012 to 12/31/2012...........    $ 4.00       $ 3.27        250,861
   01/01/2013 to 12/31/2013...........    $ 3.27       $ 2.36        225,606
PROFUND VP BIOTECHNOLOGY
   01/01/2004 to 12/31/2004...........    $13.53       $14.56          5,878
   01/01/2005 to 12/31/2005...........    $14.56       $17.03          3,291
   01/01/2006 to 12/31/2006...........    $17.03       $16.02          1,562
   01/01/2007 to 12/31/2007...........    $16.02       $15.54          2,486
   01/01/2008 to 12/31/2008...........    $15.54       $15.52          3,643
   01/01/2009 to 12/31/2009...........    $15.52       $15.79          2,954
   01/01/2010 to 12/31/2010...........    $15.79       $16.28          5,535
   01/01/2011 to 12/31/2011...........    $16.28       $17.02             59
   01/01/2012 to 12/31/2012...........    $17.02       $23.50             62
   01/01/2013 to 12/31/2013...........    $23.50       $38.82             58
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $12.01       $12.82      2,052,501
   01/01/2005 to 12/31/2005...........    $12.82       $12.92      1,393,666
   01/01/2006 to 12/31/2006...........    $12.92       $14.41      2,159,049
   01/01/2007 to 12/31/2007...........    $14.41       $14.64        976,951
   01/01/2008 to 12/31/2008...........    $14.64       $ 8.95        561,382
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.92        716,247
   01/01/2010 to 12/31/2010...........    $10.92       $12.06        491,331
   01/01/2011 to 12/31/2011...........    $12.06       $11.83        340,742
   01/01/2012 to 12/31/2012...........    $11.83       $13.21        214,190
   01/01/2013 to 12/31/2013...........    $13.21       $16.82        306,946
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.51       $12.33        102,706
   01/01/2005 to 12/31/2005...........    $12.33       $12.06        109,443
   01/01/2006 to 12/31/2006...........    $12.06       $13.32        197,910
   01/01/2007 to 12/31/2007...........    $13.32       $14.06        542,445
   01/01/2008 to 12/31/2008...........    $14.06       $10.11         50,304
   01/01/2009 to 12/31/2009...........    $10.11       $12.05        157,974
   01/01/2010 to 12/31/2010...........    $12.05       $13.88        155,879
   01/01/2011 to 12/31/2011...........    $13.88       $14.56         82,160
   01/01/2012 to 12/31/2012...........    $14.56       $15.83         58,155
   01/01/2013 to 12/31/2013...........    $15.83       $19.95         40,985

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........    $11.66       $12.31         87,433
   01/01/2005 to 12/31/2005...........    $12.31       $11.51        104,799
   01/01/2006 to 12/31/2006...........    $11.51       $12.65        104,380
   01/01/2007 to 12/31/2007...........    $12.65       $11.38         77,328
   01/01/2008 to 12/31/2008...........    $11.38       $ 7.66         25,750
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 9.83        116,902
   01/01/2010 to 12/31/2010...........    $ 9.83       $11.71         56,637
   01/01/2011 to 12/31/2011...........    $11.71       $12.12         38,322
   01/01/2012 to 12/31/2012...........    $12.12       $14.51         53,104
   01/01/2013 to 12/31/2013...........    $14.51       $19.91         47,447
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........    $13.20       $14.80        313,111
   01/01/2005 to 12/31/2005...........    $14.80       $15.69        409,618
   01/01/2006 to 12/31/2006...........    $15.69       $18.09        676,494
   01/01/2007 to 12/31/2007...........    $18.09       $20.33      1,035,608
   01/01/2008 to 12/31/2008...........    $20.33       $11.17         59,187
   01/01/2009 to 12/31/2009...........    $11.17       $14.50        333,618
   01/01/2010 to 12/31/2010...........    $14.50       $14.60        194,858
   01/01/2011 to 12/31/2011...........    $14.60       $13.05         45,440
   01/01/2012 to 12/31/2012...........    $13.05       $14.92         72,605
   01/01/2013 to 12/31/2013...........    $14.92       $17.81         63,722
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........    $12.45       $13.48        323,190
   01/01/2005 to 12/31/2005...........    $13.48       $13.75        556,707
   01/01/2006 to 12/31/2006...........    $13.75       $15.83        679,764
   01/01/2007 to 12/31/2007...........    $15.83       $12.56        500,665
   01/01/2008 to 12/31/2008...........    $12.56       $ 6.09        230,957
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 6.87        257,126
   01/01/2010 to 12/31/2010...........    $ 6.87       $ 7.48        151,486
   01/01/2011 to 12/31/2011...........    $ 7.48       $ 6.32         63,803
   01/01/2012 to 12/31/2012...........    $ 6.32       $ 7.74         94,736
   01/01/2013 to 12/31/2013...........    $ 7.74       $10.03         89,832
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $11.05       $11.10        518,389
   01/01/2005 to 12/31/2005...........    $11.10       $11.54        974,104
   01/01/2006 to 12/31/2006...........    $11.54       $11.92      1,125,522
   01/01/2007 to 12/31/2007...........    $11.92       $12.46      1,162,766
   01/01/2008 to 12/31/2008...........    $12.46       $ 9.25         92,213
   01/01/2009 to 12/31/2009...........    $ 9.25       $10.85        241,104
   01/01/2010 to 12/31/2010...........    $10.85       $10.95        128,039
   01/01/2011 to 12/31/2011...........    $10.95       $11.83         93,411
   01/01/2012 to 12/31/2012...........    $11.83       $13.62        129,999
   01/01/2013 to 12/31/2013...........    $13.62       $18.68         98,923

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........    $12.85       $14.27         88,729
   01/01/2005 to 12/31/2005...........    $14.27       $14.34        113,692
   01/01/2006 to 12/31/2006...........    $14.34       $15.71         74,496
   01/01/2007 to 12/31/2007...........    $15.71       $17.22        308,521
   01/01/2008 to 12/31/2008...........    $17.22       $10.05         34,844
   01/01/2009 to 12/31/2009...........    $10.05       $12.24        133,981
   01/01/2010 to 12/31/2010...........    $12.24       $14.86        120,850
   01/01/2011 to 12/31/2011...........    $14.86       $14.31         45,982
   01/01/2012 to 12/31/2012...........    $14.31       $16.26         41,861
   01/01/2013 to 12/31/2013...........    $16.26       $22.04         51,065
PROFUND VP INTERNET
   01/01/2004 to 12/31/2004...........    $16.67       $19.83          3,806
   01/01/2005 to 12/31/2005...........    $19.83       $20.90          2,197
   01/01/2006 to 12/31/2006...........    $20.90       $20.78            655
   01/01/2007 to 12/31/2007...........    $20.78       $22.46          1,607
   01/01/2008 to 12/31/2008...........    $22.46       $12.16          1,088
   01/01/2009 to 12/31/2009...........    $12.16       $21.14          2,242
   01/01/2010 to 12/31/2010...........    $21.14       $28.06          2,745
   01/01/2011 to 12/31/2011...........    $28.06       $25.63            274
   01/01/2012 to 12/31/2012...........    $25.63       $30.11            271
   01/01/2013 to 12/31/2013...........    $30.11       $44.81             75
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........    $12.70       $13.40        137,584
   01/01/2005 to 12/31/2005...........    $13.40       $18.65        930,697
   01/01/2006 to 12/31/2006...........    $18.65       $20.27        426,933
   01/01/2007 to 12/31/2007...........    $20.27       $17.90        235,339
   01/01/2008 to 12/31/2008...........    $17.90       $10.39         53,586
   01/01/2009 to 12/31/2009...........    $10.39       $11.24         84,858
   01/01/2010 to 12/31/2010...........    $11.24       $10.31         52,527
   01/01/2011 to 12/31/2011...........    $10.31       $ 8.24         20,070
   01/01/2012 to 12/31/2012...........    $ 8.24       $ 9.93         32,157
   01/01/2013 to 12/31/2013...........    $ 9.93       $14.45         43,086
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         18,860
   01/01/2005 to 12/31/2005...........    $10.37       $10.27        908,197
   01/01/2006 to 12/31/2006...........    $10.27       $10.99        613,182
   01/01/2007 to 12/31/2007...........    $10.99       $11.53      1,390,699
   01/01/2008 to 12/31/2008...........    $11.53       $ 7.29        168,468
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 9.28        367,470
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.31        215,082
   01/01/2011 to 12/31/2011...........    $10.31       $10.43        124,604
   01/01/2012 to 12/31/2012...........    $10.43       $11.53        163,329
   01/01/2013 to 12/31/2013...........    $11.53       $14.78        119,893

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         36,170
   01/01/2005 to 12/31/2005...........    $10.36       $10.48      1,039,137
   01/01/2006 to 12/31/2006...........    $10.48       $12.20      1,693,382
   01/01/2007 to 12/31/2007...........    $12.20       $11.98        675,679
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.00        152,477
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.20        300,630
   01/01/2010 to 12/31/2010...........    $ 8.20       $ 9.08        629,740
   01/01/2011 to 12/31/2011...........    $ 9.08       $ 8.80         95,035
   01/01/2012 to 12/31/2012...........    $ 8.80       $ 9.96        176,960
   01/01/2013 to 12/31/2013...........    $ 9.96       $12.69         70,234
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.32       $13.42        579,666
   01/01/2005 to 12/31/2005...........    $13.42       $14.65      1,210,312
   01/01/2006 to 12/31/2006...........    $14.65       $14.94        841,041
   01/01/2007 to 12/31/2007...........    $14.94       $16.38        570,618
   01/01/2008 to 12/31/2008...........    $16.38       $ 9.83         97,513
   01/01/2009 to 12/31/2009...........    $ 9.83       $13.34        210,857
   01/01/2010 to 12/31/2010...........    $13.34       $16.80        482,644
   01/01/2011 to 12/31/2011...........    $16.80       $16.01        100,490
   01/01/2012 to 12/31/2012...........    $16.01       $18.12        139,548
   01/01/2013 to 12/31/2013...........    $18.12       $23.20         88,188
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.40       $15.24        626,618
   01/01/2005 to 12/31/2005...........    $15.24       $16.28        783,182
   01/01/2006 to 12/31/2006...........    $16.28       $17.93      1,262,392
   01/01/2007 to 12/31/2007...........    $17.93       $17.76        454,086
   01/01/2008 to 12/31/2008...........    $17.76       $11.10         83,877
   01/01/2009 to 12/31/2009...........    $11.10       $14.25        169,155
   01/01/2010 to 12/31/2010...........    $14.25       $16.84         89,452
   01/01/2011 to 12/31/2011...........    $16.84       $15.87        143,417
   01/01/2012 to 12/31/2012...........    $15.87       $18.15        129,093
   01/01/2013 to 12/31/2013...........    $18.15       $23.53         72,654
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........    $13.47       $14.34      1,807,904
   01/01/2005 to 12/31/2005...........    $14.34       $14.10      1,350,489
   01/01/2006 to 12/31/2006...........    $14.10       $14.59      1,489,774
   01/01/2007 to 12/31/2007...........    $14.59       $16.83      1,716,475
   01/01/2008 to 12/31/2008...........    $16.83       $ 9.50        103,254
   01/01/2009 to 12/31/2009...........    $ 9.50       $14.16        349,448
   01/01/2010 to 12/31/2010...........    $14.16       $16.43        299,087
   01/01/2011 to 12/31/2011...........    $16.43       $16.35        127,882
   01/01/2012 to 12/31/2012...........    $16.35       $18.64         64,730
   01/01/2013 to 12/31/2013...........    $18.64       $24.56         80,095

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.14       $15.40        888,111
   01/01/2005 to 12/31/2005...........    $15.40       $19.84      1,062,333
   01/01/2006 to 12/31/2006...........    $19.84       $23.48      1,058,623
   01/01/2007 to 12/31/2007...........    $23.48       $30.51      1,299,899
   01/01/2008 to 12/31/2008...........    $30.51       $18.87        171,663
   01/01/2009 to 12/31/2009...........    $18.87       $21.38        300,174
   01/01/2010 to 12/31/2010...........    $21.38       $24.70        237,085
   01/01/2011 to 12/31/2011...........    $24.70       $24.77        123,070
   01/01/2012 to 12/31/2012...........    $24.77       $25.01         92,407
   01/01/2013 to 12/31/2013...........    $25.01       $30.44         73,523
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $ 9.97       $ 8.88        246,789
   01/01/2005 to 12/31/2005...........    $ 8.88       $ 8.38        337,607
   01/01/2006 to 12/31/2006...........    $ 8.38       $ 9.22        472,925
   01/01/2007 to 12/31/2007...........    $ 9.22       $ 9.25        294,819
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 7.31         92,405
   01/01/2009 to 12/31/2009...........    $ 7.31       $ 8.38        261,434
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 8.26         77,448
   01/01/2011 to 12/31/2011...........    $ 8.26       $ 9.41         78,604
   01/01/2012 to 12/31/2012...........    $ 9.41       $10.33         69,856
   01/01/2013 to 12/31/2013...........    $10.33       $13.33         58,957
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........    $15.44       $13.64        457,761
   01/01/2005 to 12/31/2005...........    $13.64       $16.90      1,038,247
   01/01/2006 to 12/31/2006...........    $16.90       $17.80      1,225,838
   01/01/2007 to 12/31/2007...........    $17.80       $21.38      1,371,913
   01/01/2008 to 12/31/2008...........    $21.38       $14.52        413,539
   01/01/2009 to 12/31/2009...........    $14.52       $19.28        663,361
   01/01/2010 to 12/31/2010...........    $19.28       $25.14        706,026
   01/01/2011 to 12/31/2011...........    $25.14       $19.93        304,198
   01/01/2012 to 12/31/2012...........    $19.93       $16.70        230,424
   01/01/2013 to 12/31/2013...........    $16.70       $10.17        188,855
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........    $13.33       $16.63        509,763
   01/01/2005 to 12/31/2005...........    $16.63       $17.42        419,233
   01/01/2006 to 12/31/2006...........    $17.42       $22.64        644,499
   01/01/2007 to 12/31/2007...........    $22.64       $17.85        306,812
   01/01/2008 to 12/31/2008...........    $17.85       $10.29        109,319
   01/01/2009 to 12/31/2009...........    $10.29       $12.91        152,582
   01/01/2010 to 12/31/2010...........    $12.91       $15.79         83,478
   01/01/2011 to 12/31/2011...........    $15.79       $16.22         50,790
   01/01/2012 to 12/31/2012...........    $16.22       $18.65         73,265
   01/01/2013 to 12/31/2013...........    $18.65       $18.31         41,499

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.12       $ 7.97      2,060,525
   01/01/2005 to 12/31/2005...........    $ 7.97       $ 7.20      1,537,480
   01/01/2006 to 12/31/2006...........    $ 7.20       $ 7.78      1,436,150
   01/01/2007 to 12/31/2007...........    $ 7.78       $ 7.24        931,257
   01/01/2008 to 12/31/2008...........    $ 7.24       $ 4.40        388,912
   01/01/2009 to 12/31/2009...........    $ 4.40       $ 5.71        583,137
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 4.70        419,574
   01/01/2011 to 12/31/2011...........    $ 4.70       $ 2.88        242,940
   01/01/2012 to 12/31/2012...........    $ 2.88       $ 2.63        203,113
   01/01/2013 to 12/31/2013...........    $ 2.63       $ 3.01        324,295
PROFUND VP SEMICONDUCTOR
   01/01/2004 to 12/31/2004...........    $15.93       $11.95          3,639
   01/01/2005 to 12/31/2005...........    $11.95       $12.73            730
   01/01/2006 to 12/31/2006...........    $12.73       $11.61            659
   01/01/2007 to 12/31/2007...........    $11.61       $12.19            744
   01/01/2008 to 12/31/2008...........    $12.19       $ 6.00             84
   01/01/2009 to 12/31/2009...........    $ 6.00       $ 9.66            238
   01/01/2010 to 12/31/2010...........    $ 9.66       $10.65             81
   01/01/2011 to 12/31/2011...........    $10.65       $10.04             75
   01/01/2012 to 12/31/2012...........    $10.04       $ 9.44             64
   01/01/2013 to 12/31/2013...........    $ 9.44       $12.36             57
PROFUND VP SHORT MID-CAP
   01/01/2005 to 12/31/2005...........    $ 9.70       $ 8.61              0
   01/01/2006 to 12/31/2006...........    $ 8.61       $ 8.14              0
   01/01/2007 to 12/31/2007...........    $ 8.14       $ 7.76              0
   01/01/2008 to 12/31/2008...........    $ 7.76       $10.03          3,551
   01/01/2009 to 12/31/2009...........    $10.03       $ 6.36          3,708
   01/01/2010 to 12/31/2010...........    $ 6.36       $ 4.63              0
   01/01/2011 to 12/31/2011...........    $ 4.63       $ 4.16              0
   01/01/2012 to 12/31/2012...........    $ 4.16       $ 3.31              0
   01/01/2013 to 12/31/2013...........    $ 3.31       $ 2.35              0
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........    $ 6.42       $ 5.60        181,352
   01/01/2005 to 12/31/2005...........    $ 5.60       $ 5.53        480,112
   01/01/2006 to 12/31/2006...........    $ 5.53       $ 5.36        679,620
   01/01/2007 to 12/31/2007...........    $ 5.36       $ 4.65        468,235
   01/01/2008 to 12/31/2008...........    $ 4.65       $ 6.75        120,544
   01/01/2009 to 12/31/2009...........    $ 6.75       $ 3.93        287,541
   01/01/2010 to 12/31/2010...........    $ 3.93       $ 3.04        221,223
   01/01/2011 to 12/31/2011...........    $ 3.04       $ 2.67        484,395
   01/01/2012 to 12/31/2012...........    $ 2.67       $ 2.13         69,578
   01/01/2013 to 12/31/2013...........    $ 2.13       $ 1.47        127,455

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT SMALL-CAP
   01/01/2004 to 12/31/2004...........        --       $ 9.54              0
   01/01/2005 to 12/31/2005...........    $ 9.54       $ 9.08          6,434
   01/01/2006 to 12/31/2006...........    $ 9.08       $ 7.86         14,134
   01/01/2007 to 12/31/2007...........    $ 7.86       $ 8.06          5,100
   01/01/2008 to 12/31/2008...........    $ 8.06       $ 9.81            873
   01/01/2009 to 12/31/2009...........    $ 9.81       $ 6.51              1
   01/01/2010 to 12/31/2010...........    $ 6.51       $ 4.54          8,137
   01/01/2011 to 12/31/2011...........    $ 4.54       $ 4.05              0
   01/01/2012 to 12/31/2012...........    $ 4.05       $ 3.22              0
   01/01/2013 to 12/31/2013...........    $ 3.22       $ 2.17              0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $13.05       $15.34      1,611,060
   01/01/2005 to 12/31/2005...........    $15.34       $16.18      1,645,354
   01/01/2006 to 12/31/2006...........    $16.18       $17.25        715,173
   01/01/2007 to 12/31/2007...........    $17.25       $17.61        602,007
   01/01/2008 to 12/31/2008...........    $17.61       $11.39        111,710
   01/01/2009 to 12/31/2009...........    $11.39       $14.10        193,351
   01/01/2010 to 12/31/2010...........    $14.10       $17.39        356,917
   01/01/2011 to 12/31/2011...........    $17.39       $17.28         95,381
   01/01/2012 to 12/31/2012...........    $17.28       $19.07         66,832
   01/01/2013 to 12/31/2013...........    $19.07       $26.27        109,959
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.41       $15.80      2,597,154
   01/01/2005 to 12/31/2005...........    $15.80       $16.12      1,026,107
   01/01/2006 to 12/31/2006...........    $16.12       $18.57      1,234,327
   01/01/2007 to 12/31/2007...........    $18.57       $16.90        475,816
   01/01/2008 to 12/31/2008...........    $16.90       $11.49        153,056
   01/01/2009 to 12/31/2009...........    $11.49       $13.57        143,782
   01/01/2010 to 12/31/2010...........    $13.57       $16.26        126,161
   01/01/2011 to 12/31/2011...........    $16.26       $15.29         84,864
   01/01/2012 to 12/31/2012...........    $15.29       $17.43        107,828
   01/01/2013 to 12/31/2013...........    $17.43       $23.54         77,589
PROFUND VP TECHNOLOGY
   01/01/2004 to 12/31/2004...........    $13.30       $12.99          9,239
   01/01/2005 to 12/31/2005...........    $12.99       $12.90              1
   01/01/2006 to 12/31/2006...........    $12.90       $13.68            315
   01/01/2007 to 12/31/2007...........    $13.68       $15.35          1,532
   01/01/2008 to 12/31/2008...........    $15.35       $ 8.38          1,531
   01/01/2009 to 12/31/2009...........    $ 8.38       $13.27            545
   01/01/2010 to 12/31/2010...........    $13.27       $14.41            326
   01/01/2011 to 12/31/2011...........    $14.41       $13.95            326
   01/01/2012 to 12/31/2012...........    $13.95       $15.09          1,063
   01/01/2013 to 12/31/2013...........    $15.09       $18.54          1,115

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........    $10.08       $11.43        212,127
   01/01/2005 to 12/31/2005...........    $11.43       $10.47        159,505
   01/01/2006 to 12/31/2006...........    $10.47       $13.79        576,678
   01/01/2007 to 12/31/2007...........    $13.79       $14.66        584,892
   01/01/2008 to 12/31/2008...........    $14.66       $ 9.43         78,446
   01/01/2009 to 12/31/2009...........    $ 9.43       $ 9.93         97,224
   01/01/2010 to 12/31/2010...........    $ 9.93       $11.27         88,043
   01/01/2011 to 12/31/2011...........    $11.27       $11.26         36,874
   01/01/2012 to 12/31/2012...........    $11.26       $12.87         64,537
   01/01/2013 to 12/31/2013...........    $12.87       $14.15         25,041
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........    $ 9.75       $10.34        372,142
   01/01/2005 to 12/31/2005...........    $10.34       $11.06        849,751
   01/01/2006 to 12/31/2006...........    $11.06       $10.36        308,497
   01/01/2007 to 12/31/2007...........    $10.36       $11.19      1,278,383
   01/01/2008 to 12/31/2008...........    $11.19       $16.43        392,156
   01/01/2009 to 12/31/2009...........    $16.43       $10.86        233,160
   01/01/2010 to 12/31/2010...........    $10.86       $11.73        161,631
   01/01/2011 to 12/31/2011...........    $11.73       $16.52        201,989
   01/01/2012 to 12/31/2012...........    $16.52       $16.36        108,109
   01/01/2013 to 12/31/2013...........    $16.36       $12.98         69,919
PROFUND VP ULTRABULL
   01/01/2004 to 12/31/2004...........    $14.42       $16.58          9,518
   01/01/2005 to 12/31/2005...........    $16.58       $16.69         16,473
   01/01/2006 to 12/31/2006...........    $16.69       $20.15          7,438
   01/01/2007 to 12/31/2007...........    $20.15       $19.93          5,842
   01/01/2008 to 12/31/2008...........    $19.93       $ 6.37         11,696
   01/01/2009 to 12/31/2009...........    $ 6.37       $ 9.04          5,159
   01/01/2010 to 12/31/2010...........    $ 9.04       $10.84         14,585
   01/01/2011 to 12/31/2011...........    $10.84       $10.12         26,065
   01/01/2012 to 12/31/2012...........    $10.12       $12.80          4,675
   01/01/2013 to 12/31/2013...........    $12.80       $21.10          4,951
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.46       $20.62        338,303
   01/01/2005 to 12/31/2005...........    $20.62       $23.85        608,699
   01/01/2006 to 12/31/2006...........    $23.85       $25.88        494,119
   01/01/2007 to 12/31/2007...........    $25.88       $26.90        589,077
   01/01/2008 to 12/31/2008...........    $26.90       $ 8.58        164,722
   01/01/2009 to 12/31/2009...........    $ 8.58       $13.96        168,386
   01/01/2010 to 12/31/2010...........    $13.96       $20.50        146,295
   01/01/2011 to 12/31/2011...........    $20.50       $17.36         35,034
   01/01/2012 to 12/31/2012...........    $17.36       $22.57         98,624
   01/01/2013 to 12/31/2013...........    $22.57       $37.77         38,790

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRANASDAQ-100
   01/01/2004 to 12/31/2004...........    $17.30       $19.36         22,282
   01/01/2005 to 12/31/2005...........    $19.36       $18.28         39,390
   01/01/2006 to 12/31/2006...........    $18.28       $18.81         25,955
   01/01/2007 to 12/31/2007...........    $18.81       $23.71          3,558
   01/01/2008 to 12/31/2008...........    $23.71       $ 6.34          3,172
   01/01/2009 to 12/31/2009...........    $ 6.34       $13.64          5,110
   01/01/2010 to 12/31/2010...........    $13.64       $18.09         10,209
   01/01/2011 to 12/31/2011...........    $18.09       $17.54         16,566
   01/01/2012 to 12/31/2012...........    $17.54       $23.01          1,652
   01/01/2013 to 12/31/2013...........    $23.01       $40.42          1,600
PROFUND VP ULTRASMALL-CAP
   01/01/2004 to 12/31/2004...........    $19.43       $24.98         32,780
   01/01/2005 to 12/31/2005...........    $24.98       $24.46          4,105
   01/01/2006 to 12/31/2006...........    $24.46       $30.23          2,229
   01/01/2007 to 12/31/2007...........    $30.23       $25.75          1,325
   01/01/2008 to 12/31/2008...........    $25.75       $ 8.54          1,325
   01/01/2009 to 12/31/2009...........    $ 8.54       $11.74          1,451
   01/01/2010 to 12/31/2010...........    $11.74       $17.10          7,452
   01/01/2011 to 12/31/2011...........    $17.10       $13.62          1,359
   01/01/2012 to 12/31/2012...........    $13.62       $17.30          1,347
   01/01/2013 to 12/31/2013...........    $17.30       $31.68             38
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........    $12.63       $15.00        332,768
   01/01/2005 to 12/31/2005...........    $15.00       $16.64        728,412
   01/01/2006 to 12/31/2006...........    $16.64       $19.47        965,227
   01/01/2007 to 12/31/2007...........    $19.47       $22.11      2,287,906
   01/01/2008 to 12/31/2008...........    $22.11       $15.03        141,381
   01/01/2009 to 12/31/2009...........    $15.03       $16.33        192,385
   01/01/2010 to 12/31/2010...........    $16.33       $16.97        125,655
   01/01/2011 to 12/31/2011...........    $16.97       $19.57        101,933
   01/01/2012 to 12/31/2012...........    $19.57       $19.22         77,799
   01/01/2013 to 12/31/2013...........    $19.22       $21.37         57,426
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53        172,859
   01/01/2005 to 12/31/2005...........    $10.53       $12.02        394,681
   01/01/2006 to 12/31/2006...........    $12.02       $14.27        427,444
   01/01/2007 to 12/31/2007...........    $14.27       $16.74        427,136
   01/01/2008 to 12/31/2008...........    $16.74       $ 8.16         57,977
   01/01/2009 to 12/31/2009...........    $ 8.16       $10.98         84,048
   01/01/2010 to 12/31/2010...........    $10.98       $12.28         60,908
   01/01/2011 to 12/31/2011...........    $12.28       $10.25         34,000
   01/01/2012 to 12/31/2012...........    $10.25       $12.31         37,664
   01/01/2013 to 12/31/2013...........    $12.31       $14.35         31,424

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.73        152,355
   01/01/2005 to 12/31/2005...........    $10.73       $10.96        239,581
   01/01/2006 to 12/31/2006...........    $10.96       $11.06        310,269
   01/01/2007 to 12/31/2007...........    $11.06       $11.31        358,182
   01/01/2008 to 12/31/2008...........    $11.31       $ 8.00         71,292
   01/01/2009 to 12/31/2009...........    $ 8.00       $ 8.93        179,566
   01/01/2010 to 12/31/2010...........    $ 8.93       $10.45        173,663
   01/01/2011 to 12/31/2011...........    $10.45       $11.12         88,460
   01/01/2012 to 12/31/2012...........    $11.12       $11.94         68,391
   01/01/2013 to 12/31/2013...........    $11.94       $16.66         82,923
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.30      1,562,079
   01/01/2005 to 12/31/2005...........    $11.30       $11.89      3,682,820
   01/01/2006 to 12/31/2006...........    $11.89       $13.01      4,195,075
   01/01/2007 to 12/31/2007...........    $13.01       $13.97      3,797,495
   01/01/2008 to 12/31/2008...........    $13.97       $ 7.56        269,116
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 8.38        551,784
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.80        487,352
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.45        237,190
   01/01/2012 to 12/31/2012...........    $ 9.45       $10.48        211,985
   01/01/2013 to 12/31/2013...........    $10.48       $13.96        199,063
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.46        160,820
   01/01/2005 to 12/31/2005...........    $10.46       $ 9.93        229,011
   01/01/2006 to 12/31/2006...........    $ 9.93       $12.24        513,220
   01/01/2007 to 12/31/2007...........    $12.24       $12.08        256,400
   01/01/2008 to 12/31/2008...........    $12.08       $ 8.48         47,569
   01/01/2009 to 12/31/2009...........    $ 8.48       $ 9.47         64,992
   01/01/2010 to 12/31/2010...........    $ 9.47       $10.85         52,801
   01/01/2011 to 12/31/2011...........    $10.85       $11.47         46,463
   01/01/2012 to 12/31/2012...........    $11.47       $12.46         39,213
   01/01/2013 to 12/31/2013...........    $12.46       $15.99         28,845
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.74      1,422,655
   01/01/2006 to 12/31/2006...........    $ 9.74       $11.29      2,501,117
   01/01/2007 to 12/31/2007...........    $11.29       $11.20      2,253,439
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.53        187,722
   01/01/2009 to 12/31/2009...........    $ 6.53       $ 7.31        404,651
   01/01/2010 to 12/31/2010...........    $ 7.31       $ 8.36        426,607
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 8.69        215,339
   01/01/2012 to 12/31/2012...........    $ 8.69       $ 9.00        178,087
   01/01/2013 to 12/31/2013...........    $ 9.00       $11.32        182,211

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
VALUE LINE TARGET 25 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.57         4,909
   01/01/2005 to 12/31/2005...........    $12.57       $14.76        21,797
   01/01/2006 to 12/31/2006...........    $14.76       $14.90        19,454
   01/01/2007 to 12/31/2007...........    $14.90       $17.27        20,293
   01/01/2008 to 12/31/2008...........    $17.27       $ 7.65             0
   01/01/2009 to 12/31/2009...........    $ 7.65       $ 8.04             0
   01/01/2010 to 12/31/2010...........    $ 8.04       $10.29             0
   01/01/2011 to 12/31/2011...........    $10.29       $ 7.60             0
   01/01/2012 to 12/31/2012...........    $ 7.60       $ 9.05             0
   01/01/2013 to 12/31/2013...........    $ 9.05       $11.67             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $12.26       $13.36       285,526
   01/01/2005 to 12/31/2005...........    $13.36       $13.81       350,410
   01/01/2006 to 12/31/2006...........    $13.81       $16.06       434,376
   01/01/2007 to 12/31/2007...........    $16.06       $16.20       321,304
   01/01/2008 to 12/31/2008...........    $16.20       $10.10        61,519
   01/01/2009 to 12/31/2009...........    $10.10       $11.57       103,865
   01/01/2010 to 07/16/2010...........    $11.57       $11.11             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.37       $17.36       170,815
   01/01/2011 to 12/31/2011...........    $17.36       $14.85        88,148
   01/01/2012 to 12/31/2012...........    $14.85       $16.56        81,890
   01/01/2013 to 12/31/2013...........    $16.56       $19.49        78,251
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.11       $12.92       127,639
   01/01/2011 to 12/31/2011...........    $12.92       $12.41        43,255
   01/01/2012 to 12/31/2012...........    $12.41       $14.54        40,368
   01/01/2013 to 12/31/2013...........    $14.54       $18.58        31,762
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.21       $19.16        78,728
   01/01/2011 to 12/31/2011...........    $19.16       $17.79       132,209
   01/01/2012 to 12/31/2012...........    $17.79       $21.07        52,086
   01/01/2013 to 12/31/2013...........    $21.07       $28.98        61,715
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23       200,784
   01/01/2011 to 12/31/2011...........    $12.23       $11.48       107,662
   01/01/2012 to 12/31/2012...........    $11.48       $12.18        99,872
   01/01/2013 to 12/31/2013...........    $12.18       $17.98        99,173

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.54               0
   01/01/2006 to 12/31/2006...........    $10.54       $11.32               0
   01/01/2007 to 12/31/2007...........    $11.32       $11.66               0
   01/01/2008 to 12/31/2008...........    $11.66       $10.90               0
   01/01/2009 to 12/31/2009...........    $10.90       $12.49               0
   01/01/2010 to 12/31/2010...........    $12.49       $14.24               0
   01/01/2011 to 12/31/2011...........    $14.24       $14.34               0
   01/01/2012 to 12/31/2012...........    $14.34       $16.04               0
   01/01/2013 to 12/31/2013...........    $16.04       $17.29               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006...........    $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007...........    $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008...........    $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011...........    $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012...........    $10.00       $11.04       6,592,715
   01/01/2013 to 12/31/2013...........    $11.04       $11.89       4,018,651
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.63       1,290,825
   01/01/2007 to 12/31/2007...........    $10.63       $11.41       2,559,214
   01/01/2008 to 12/31/2008...........    $11.41       $ 7.85       3,903,066
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.70       4,089,298
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.81       3,661,891
   01/01/2011 to 12/31/2011...........    $10.81       $10.61       3,108,340
   01/01/2012 to 12/31/2012...........    $10.61       $11.82       2,860,050
   01/01/2013 to 12/31/2013...........    $11.82       $13.50       2,262,276

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.43       $13.22        119,566
   01/01/2005 to 12/02/2005...........    $13.22       $15.12              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.09       $13.05         72,365
   01/01/2005 to 12/02/2005...........    $13.05       $14.38              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.48       $13.77        198,789
   01/01/2005 to 12/31/2005...........    $13.77       $14.12        238,150
   01/01/2006 to 12/31/2006...........    $14.12       $16.18        278,461
   01/01/2007 to 12/31/2007...........    $16.18       $15.83        367,074
   01/01/2008 to 12/31/2008...........    $15.83       $10.13        432,558
   01/01/2009 to 12/31/2009...........    $10.13       $11.69        495,878
   01/01/2010 to 12/31/2010...........    $11.69       $13.04        325,918
   01/01/2011 to 12/31/2011...........    $13.04       $13.23        289,460
   01/01/2012 to 05/04/2012...........    $13.23       $14.36              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02        159,724
   01/01/2006 to 12/31/2006...........    $10.02       $10.86      1,685,657
   01/01/2007 to 12/31/2007...........    $10.86       $11.61      2,790,774
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.11      5,528,245
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.80      8,798,728
   01/01/2010 to 12/31/2010...........    $ 9.80       $10.79      7,024,050
   01/01/2011 to 12/31/2011...........    $10.79       $10.44      5,182,858
   01/01/2012 to 12/31/2012...........    $10.44       $11.51      5,035,393
   01/01/2013 to 12/31/2013...........    $11.51       $13.27      3,262,170
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.15         64,421
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.03         93,865
   01/01/2013 to 12/31/2013...........    $10.03       $10.89        102,690
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.47          5,721

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009...........    $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010...........    $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011...........    $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012...........    $12.31       $12.42       4,016,057
   01/01/2013 to 12/31/2013...........    $12.42       $12.14       1,984,193
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011...........    $10.14       $10.90         747,805
   01/01/2012 to 12/31/2012...........    $10.90       $11.12         351,286
   01/01/2013 to 12/31/2013...........    $11.12       $10.83         158,875
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011...........    $10.74       $11.73       2,577,818
   01/01/2012 to 12/31/2012...........    $11.73       $12.08       1,131,486
   01/01/2013 to 12/31/2013...........    $12.08       $11.60         198,554
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009...........    $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010...........    $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011...........    $12.05       $13.41       6,924,813
   01/01/2012 to 12/31/2012...........    $13.41       $13.90       3,795,635
   01/01/2013 to 12/31/2013...........    $13.90       $13.19       1,425,957
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009...........    $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010...........    $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011...........    $11.93       $13.55       2,040,163
   01/01/2012 to 12/31/2012...........    $13.55       $14.06       3,068,671
   01/01/2013 to 12/31/2013...........    $14.06       $13.11       1,918,350
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011...........    $ 9.61       $11.18         747,648
   01/01/2012 to 12/31/2012...........    $11.18       $11.65          52,737
   01/01/2013 to 12/31/2013...........    $11.65       $10.67       4,576,643

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011...........    $10.99       $12.95       3,151,015
   01/01/2012 to 12/31/2012...........    $12.95       $13.56         495,656
   01/01/2013 to 12/31/2013...........    $13.56       $12.35             178
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.00       5,394,026
   01/01/2012 to 12/31/2012...........    $12.00       $12.44       5,525,461
   01/01/2013 to 12/31/2013...........    $12.44       $11.01         143,428
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.38       3,495,509
   01/01/2013 to 12/31/2013...........    $10.38       $ 9.13       9,061,699
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.73       5,845,538
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006...........    $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007...........    $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008...........    $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011...........    $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.11       8,015,346
   01/01/2013 to 12/31/2013...........    $11.11       $13.36       5,728,326
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.63           5,878
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.91       $18.80         184,027
   01/01/2005 to 12/31/2005...........    $18.80       $21.16         199,018
   01/01/2006 to 12/31/2006...........    $21.16       $28.35         318,743
   01/01/2007 to 12/31/2007...........    $28.35       $22.24         246,476
   01/01/2008 to 12/31/2008...........    $22.24       $14.16         171,371
   01/01/2009 to 12/31/2009...........    $14.16       $18.30         243,592
   01/01/2010 to 12/31/2010...........    $18.30       $23.08         180,347
   01/01/2011 to 12/31/2011...........    $23.08       $24.11         145,127
   01/01/2012 to 12/31/2012...........    $24.11       $27.26         130,983
   01/01/2013 to 12/31/2013...........    $27.26       $27.55          85,849

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.17       $16.96        236,402
   01/01/2005 to 12/31/2005...........    $16.96       $16.82        245,003
   01/01/2006 to 12/31/2006...........    $16.82       $19.77        203,936
   01/01/2007 to 12/31/2007...........    $19.77       $15.93        230,960
   01/01/2008 to 07/18/2008...........    $15.93       $14.57              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.67         10,331
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.38       $19.75        562,771
   01/01/2005 to 12/31/2005...........    $19.75       $21.18        675,625
   01/01/2006 to 12/31/2006...........    $21.18       $23.44        555,919
   01/01/2007 to 12/31/2007...........    $23.44       $25.55        471,679
   01/01/2008 to 12/31/2008...........    $25.55       $14.00        419,386
   01/01/2009 to 12/31/2009...........    $14.00       $18.20        379,572
   01/01/2010 to 12/31/2010...........    $18.20       $23.64        289,027
   01/01/2011 to 12/31/2011...........    $23.64       $20.13        229,446
   01/01/2012 to 12/31/2012...........    $20.13       $23.68        178,399
   01/01/2013 to 12/31/2013...........    $23.68       $32.68        125,872
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.00          1,495
   01/01/2008 to 12/31/2008...........    $10.00       $ 7.13        414,672
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.47        553,827
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.41        397,958
   01/01/2011 to 12/31/2011...........    $ 9.41       $ 8.99        314,944
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.01        317,299
   01/01/2013 to 12/31/2013...........    $10.01       $11.70        340,942
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.55      2,113,521
   01/01/2007 to 12/31/2007...........    $10.55       $11.22      2,818,505
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.21      3,325,516
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.75      4,130,172
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.80      3,649,068
   01/01/2011 to 12/31/2011...........    $ 9.80       $ 9.46      2,869,281
   01/01/2012 to 12/31/2012...........    $ 9.46       $10.26      2,767,619
   01/01/2013 to 12/31/2013...........    $10.26       $11.54      1,831,584

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        143,659
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.32              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      1,030,821
   01/01/2013 to 12/31/2013...........    $10.72       $13.08        784,792
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.79        163,154
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.10         13,392
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.08         51,758
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 9.52         58,659
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.86         42,584
   01/01/2012 to 12/31/2012...........    $ 8.86       $11.01        112,200
   01/01/2013 to 12/31/2013...........    $11.01       $11.26         55,769
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.61       $11.80        122,739
   01/01/2005 to 12/31/2005...........    $11.80       $11.95        143,016
   01/01/2006 to 12/31/2006...........    $11.95       $12.88        143,727
   01/01/2007 to 12/31/2007...........    $12.88       $14.39        168,462
   01/01/2008 to 12/31/2008...........    $14.39       $ 8.42        212,472
   01/01/2009 to 12/31/2009...........    $ 8.42       $12.33        425,326
   01/01/2010 to 12/31/2010...........    $12.33       $13.33        336,232
   01/01/2011 to 12/31/2011...........    $13.33       $12.54        200,658
   01/01/2012 to 12/31/2012...........    $12.54       $14.72        184,725
   01/01/2013 to 12/31/2013...........    $14.72       $18.72        126,461
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005...........    $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006...........    $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007...........    $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008...........    $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009...........    $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010...........    $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011...........    $12.67       $11.73      1,058,554
   01/01/2012 to 12/31/2012...........    $11.73       $13.76        808,644
   01/01/2013 to 12/31/2013...........    $13.76       $18.01        620,213

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005...........    $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006...........    $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007...........    $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008...........    $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009...........    $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010...........    $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011...........    $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012...........    $18.11       $21.23        193,150
   01/01/2013 to 12/31/2013...........    $21.23       $27.50        156,741
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         11,680
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.55        790,873
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.13      1,461,388
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 9.99      1,300,148
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.74      1,239,700
   01/01/2012 to 12/31/2012...........    $ 9.74       $10.51      1,219,912
   01/01/2013 to 12/31/2013...........    $10.51       $11.31        578,787
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.43       $16.91              0
   01/01/2006 to 12/31/2006...........    $16.91       $19.43              0
   01/01/2007 to 12/31/2007...........    $19.43       $18.06              0
   01/01/2008 to 12/31/2008...........    $18.06       $12.99         37,725
   01/01/2009 to 12/31/2009...........    $12.99       $16.14         82,090
   01/01/2010 to 12/31/2010...........    $16.14       $20.05        140,787
   01/01/2011 to 12/31/2011...........    $20.05       $19.91         98,811
   01/01/2012 to 12/31/2012...........    $19.91       $22.57         73,950
   01/01/2013 to 12/31/2013...........    $22.57       $30.71         68,974
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.38       $14.33        175,087
   01/01/2005 to 12/31/2005...........    $14.33       $15.36        278,563
   01/01/2006 to 12/31/2006...........    $15.36       $18.32        539,030
   01/01/2007 to 12/31/2007...........    $18.32       $18.16        417,115
   01/01/2008 to 12/31/2008...........    $18.16       $11.16        374,851
   01/01/2009 to 12/31/2009...........    $11.16       $12.93        346,113
   01/01/2010 to 12/31/2010...........    $12.93       $14.25        297,287
   01/01/2011 to 12/31/2011...........    $14.25       $13.90        215,671
   01/01/2012 to 12/31/2012...........    $13.90       $15.45        198,126
   01/01/2013 to 12/31/2013...........    $15.45       $20.38        115,677

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.23       $13.31        426,333
   01/01/2005 to 12/31/2005...........    $13.31       $13.19        582,998
   01/01/2006 to 12/31/2006...........    $13.19       $14.27        694,301
   01/01/2007 to 12/31/2007...........    $14.27       $14.33        558,873
   01/01/2008 to 12/31/2008...........    $14.33       $10.45        484,068
   01/01/2009 to 12/31/2009...........    $10.45       $13.89      1,068,071
   01/01/2010 to 12/31/2010...........    $13.89       $15.45        868,078
   01/01/2011 to 12/31/2011...........    $15.45       $15.62        585,430
   01/01/2012 to 12/31/2012...........    $15.62       $17.43        550,566
   01/01/2013 to 12/31/2013...........    $17.43       $18.31        364,818
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005...........    $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006...........    $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007...........    $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008...........    $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009...........    $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010...........    $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011...........    $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012...........    $14.85       $17.52        418,206
   01/01/2013 to 12/31/2013...........    $17.52       $20.44        328,105
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005...........    $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006...........    $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007...........    $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008...........    $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009...........    $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010...........    $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011...........    $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012...........    $16.03       $18.33        167,981
   01/01/2013 to 12/31/2013...........    $18.33       $21.46        133,132
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009...........    $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010...........    $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011...........    $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012...........    $14.25       $15.28        598,595
   01/01/2013 to 12/31/2013...........    $15.28       $14.50        316,572

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18            261
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.92        304,793
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.59        681,514
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.58        757,701
   01/01/2011 to 12/31/2011...........    $ 9.58       $ 9.33        529,972
   01/01/2012 to 12/31/2012...........    $ 9.33       $10.39        453,321
   01/01/2013 to 12/31/2013...........    $10.39       $11.84        297,919
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005...........    $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006...........    $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007...........    $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008...........    $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009...........    $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010...........    $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011...........    $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012...........    $14.68       $17.54        195,028
   01/01/2013 to 12/31/2013...........    $17.54       $19.83        136,441
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.64       $12.67         35,622
   01/01/2005 to 12/31/2005...........    $12.67       $13.28         96,396
   01/01/2006 to 12/31/2006...........    $13.28       $14.46        103,991
   01/01/2007 to 12/31/2007...........    $14.46       $14.45        457,631
   01/01/2008 to 12/31/2008...........    $14.45       $11.66      2,616,044
   01/01/2009 to 12/31/2009...........    $11.66       $13.95      2,748,409
   01/01/2010 to 12/31/2010...........    $13.95       $14.67      1,894,148
   01/01/2011 to 12/31/2011...........    $14.67       $14.41      1,406,382
   01/01/2012 to 12/31/2012...........    $14.41       $15.63      1,377,143
   01/01/2013 to 12/31/2013...........    $15.63       $17.01        937,207
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.22          9,654
   01/01/2011 to 12/31/2011...........    $11.22       $11.07         17,491
   01/01/2012 to 12/31/2012...........    $11.07       $12.50         16,427
   01/01/2013 to 12/31/2013...........    $12.50       $16.71         13,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.30              0
   01/01/2010 to 12/31/2010...........    $10.30       $11.47         10,094
   01/01/2011 to 12/31/2011...........    $11.47       $10.58         16,315
   01/01/2012 to 12/31/2012...........    $10.58       $11.75         53,725
   01/01/2013 to 12/31/2013...........    $11.75       $15.13          7,547
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005...........    $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006...........    $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007...........    $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008...........    $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009...........    $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010...........    $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011...........    $11.28       $10.59        327,994
   01/01/2012 to 12/31/2012...........    $10.59       $12.13        291,061
   01/01/2013 to 12/31/2013...........    $12.13       $16.63        230,382
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005...........    $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006...........    $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007...........    $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008...........    $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009...........    $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010...........    $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011...........    $14.22       $13.81      1,221,768
   01/01/2012 to 12/31/2012...........    $13.81       $15.19        967,575
   01/01/2013 to 12/31/2013...........    $15.19       $20.34        679,266
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.90       $12.53        904,128
   01/01/2005 to 12/31/2005...........    $12.53       $12.42      1,672,137
   01/01/2006 to 12/31/2006...........    $12.42       $13.37      1,365,237
   01/01/2007 to 12/31/2007...........    $13.37       $13.90      1,124,709
   01/01/2008 to 12/31/2008...........    $13.90       $10.45        916,727
   01/01/2009 to 12/31/2009...........    $10.45       $13.79        905,623
   01/01/2010 to 12/31/2010...........    $13.79       $15.33        647,711
   01/01/2011 to 12/31/2011...........    $15.33       $16.55        486,011
   01/01/2012 to 12/31/2012...........    $16.55       $17.18        404,728
   01/01/2013 to 12/31/2013...........    $17.18       $16.50        306,658

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.29       $14.26        98,046
   01/01/2005 to 12/31/2005...........    $14.26       $15.04       185,240
   01/01/2006 to 12/31/2006...........    $15.04       $18.32       190,286
   01/01/2007 to 12/31/2007...........    $18.32       $19.64       145,391
   01/01/2008 to 12/31/2008...........    $19.64       $12.70       144,404
   01/01/2009 to 12/31/2009...........    $12.70       $16.37       163,957
   01/01/2010 to 12/31/2010...........    $16.37       $17.98       135,711
   01/01/2011 to 12/31/2011...........    $17.98       $17.07       123,103
   01/01/2012 to 12/31/2012...........    $17.07       $20.58       114,038
   01/01/2013 to 12/31/2013...........    $20.58       $25.75        92,340
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.40       $12.37       304,760
   01/01/2005 to 12/31/2005...........    $12.37       $12.89       553,234
   01/01/2006 to 12/31/2006...........    $12.89       $13.85       418,858
   01/01/2007 to 12/31/2007...........    $13.85       $15.62       401,782
   01/01/2008 to 12/31/2008...........    $15.62       $ 9.75       381,401
   01/01/2009 to 12/31/2009...........    $ 9.75       $11.88       476,807
   01/01/2010 to 12/31/2010...........    $11.88       $13.13       349,620
   01/01/2011 to 12/31/2011...........    $13.13       $12.79       256,619
   01/01/2012 to 12/31/2012...........    $12.79       $14.68       253,826
   01/01/2013 to 12/31/2013...........    $14.68       $19.66       165,851
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18         1,665
   01/01/2013 to 12/31/2013...........    $10.18       $13.42        13,757
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.37       $15.11       116,474
   01/01/2005 to 12/31/2005...........    $15.11       $15.61       156,240
   01/01/2006 to 12/31/2006...........    $15.61       $17.48       128,923
   01/01/2007 to 12/31/2007...........    $17.48       $17.60       135,453
   01/01/2008 to 12/31/2008...........    $17.60       $10.67       157,691
   01/01/2009 to 12/31/2009...........    $10.67       $14.52       148,090
   01/01/2010 to 12/31/2010...........    $14.52       $17.59       115,520
   01/01/2011 to 12/31/2011...........    $17.59       $16.65        81,600
   01/01/2012 to 12/31/2012...........    $16.65       $19.32        75,966
   01/01/2013 to 12/31/2013...........    $19.32       $25.07        51,347

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005...........    $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006...........    $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007...........    $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008...........    $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009...........    $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010...........    $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.79       2,629,487
   01/01/2012 to 12/31/2012...........    $ 9.79       $ 9.60       1,832,190
   01/01/2013 to 12/31/2013...........    $ 9.60       $ 9.40       1,233,947
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.33       $16.04         937,314
   01/01/2005 to 12/31/2005...........    $16.04       $17.62       1,232,726
   01/01/2006 to 12/31/2006...........    $17.62       $19.12         959,021
   01/01/2007 to 12/31/2007...........    $19.12       $19.33         859,161
   01/01/2008 to 12/31/2008...........    $19.33       $10.94         649,182
   01/01/2009 to 12/31/2009...........    $10.94       $15.08         559,513
   01/01/2010 to 12/31/2010...........    $15.08       $18.24         452,422
   01/01/2011 to 12/31/2011...........    $18.24       $17.43         306,085
   01/01/2012 to 12/31/2012...........    $17.43       $20.01         244,921
   01/01/2013 to 12/31/2013...........    $20.01       $27.85         194,682
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          15,053
   01/01/2012 to 12/31/2012...........    $10.06       $10.34          16,614
   01/01/2013 to 12/31/2013...........    $10.34       $ 9.85          19,139
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.17       $13.84         153,923
   01/01/2005 to 12/31/2005...........    $13.84       $15.40         330,873
   01/01/2006 to 12/31/2006...........    $15.40       $17.21         308,969
   01/01/2007 to 12/31/2007...........    $17.21       $20.61         409,243
   01/01/2008 to 12/31/2008...........    $20.61       $11.47         217,294
   01/01/2009 to 12/31/2009...........    $11.47       $14.59         237,239
   01/01/2010 to 12/31/2010...........    $14.59       $18.40         222,681
   01/01/2011 to 12/31/2011...........    $18.40       $18.34         164,934
   01/01/2012 to 12/31/2012...........    $18.34       $20.20         121,447
   01/01/2013 to 12/31/2013...........    $20.20       $26.25          86,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005...........    $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006...........    $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007...........    $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008...........    $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009...........    $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010...........    $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011...........    $14.51       $16.26              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.30        316,890
   01/01/2013 to 12/31/2013...........    $10.30       $12.00        267,160
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56        164,951
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.08        483,497
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.88        414,743
   01/01/2011 to 12/31/2011...........    $10.88       $ 8.50        236,233
   01/01/2012 to 12/31/2012...........    $ 8.50       $ 9.83        194,466
   01/01/2013 to 12/31/2013...........    $ 9.83       $ 9.65        108,699
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005...........    $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006...........    $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007...........    $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008...........    $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009...........    $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010...........    $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011...........    $11.80       $11.83      1,638,831
   01/01/2012 to 12/31/2012...........    $11.83       $12.13      1,373,988
   01/01/2013 to 12/31/2013...........    $12.13       $11.63      1,058,431
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005...........    $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006...........    $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007...........    $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008...........    $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009...........    $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010...........    $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011...........    $13.51       $13.66      2,557,267
   01/01/2012 to 12/31/2012...........    $13.66       $14.64      2,510,555
   01/01/2013 to 12/31/2013...........    $14.64       $14.08      1,426,831

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006...........    $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007...........    $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008...........    $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009...........    $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010...........    $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011...........    $11.38       $11.26      5,324,940
   01/01/2012 to 12/31/2012...........    $11.26       $12.18      4,942,223
   01/01/2013 to 12/31/2013...........    $12.18       $13.04      3,342,228
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         18,180
   01/01/2012 to 12/31/2012...........    $10.06       $10.56         54,264
   01/01/2013 to 12/31/2013...........    $10.56       $10.11         22,629
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.45      1,651,620
   01/01/2007 to 12/31/2007...........    $10.45       $11.41      2,784,630
   01/01/2008 to 12/31/2008...........    $11.41       $ 6.63      3,618,245
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.19      4,957,531
   01/01/2010 to 12/31/2010...........    $ 8.19       $ 9.55      4,347,503
   01/01/2011 to 12/31/2011...........    $ 9.55       $ 8.78      3,235,647
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.71      3,010,039
   01/01/2013 to 12/31/2013...........    $ 9.71       $11.14      2,032,295
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.24       $13.19        389,368
   01/01/2005 to 12/31/2005...........    $13.19       $13.38        463,128
   01/01/2006 to 12/31/2006...........    $13.38       $14.77        411,412
   01/01/2007 to 12/31/2007...........    $14.77       $14.78        293,752
   01/01/2008 to 12/31/2008...........    $14.78       $ 8.87        222,347
   01/01/2009 to 12/31/2009...........    $ 8.87       $10.59        236,160
   01/01/2010 to 12/31/2010...........    $10.59       $11.94        194,939
   01/01/2011 to 12/31/2011...........    $11.94       $12.11        129,020
   01/01/2012 to 12/31/2012...........    $12.11       $14.10        122,300
   01/01/2013 to 12/31/2013...........    $14.10       $18.30         89,623
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.85              0
   01/01/2013 to 12/31/2013...........    $ 9.85       $11.81          3,254

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          9,410
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.12        703,326
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.61      1,443,088
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.45      1,275,577
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.09      1,120,408
   01/01/2012 to 12/31/2012...........    $ 9.09       $ 9.83      1,037,436
   01/01/2013 to 12/31/2013...........    $ 9.83       $10.83        629,749
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         12,898
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.30        301,763
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 9.08        655,245
   01/01/2010 to 12/31/2010...........    $ 9.08       $10.17        672,599
   01/01/2011 to 12/31/2011...........    $10.17       $ 9.73        487,605
   01/01/2012 to 12/31/2012...........    $ 9.73       $11.05        617,940
   01/01/2013 to 12/31/2013...........    $11.05       $12.79        547,788
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.61       $12.40        175,763
   01/01/2005 to 12/31/2005...........    $12.40       $12.71        219,955
   01/01/2006 to 12/31/2006...........    $12.71       $13.66        187,318
   01/01/2007 to 12/31/2007...........    $13.66       $14.58        170,010
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.98        451,062
   01/01/2009 to 12/31/2009...........    $ 9.98       $12.46        950,616
   01/01/2010 to 12/31/2010...........    $12.46       $13.65      1,052,972
   01/01/2011 to 12/31/2011...........    $13.65       $12.93        834,784
   01/01/2012 to 12/31/2012...........    $12.93       $14.08        824,352
   01/01/2013 to 12/31/2013...........    $14.08       $15.78        455,617
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005...........    $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006...........    $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007...........    $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008...........    $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009...........    $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010...........    $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011...........    $15.84       $15.37        121,709
   01/01/2012 to 12/31/2012...........    $15.37       $16.90         82,745
   01/01/2013 to 12/31/2013...........    $16.90       $22.39         87,713

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005...........    $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006...........    $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007...........    $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008...........    $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009...........    $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010...........    $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011...........    $18.43       $16.98        406,275
   01/01/2012 to 12/31/2012...........    $16.98       $19.66        305,529
   01/01/2013 to 12/31/2013...........    $19.66       $26.47        245,931
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.11       $13.19        349,177
   01/01/2005 to 12/31/2005...........    $13.19       $13.53        401,044
   01/01/2006 to 12/31/2006...........    $13.53       $14.92        549,051
   01/01/2007 to 12/31/2007...........    $14.92       $15.54      1,003,846
   01/01/2008 to 12/31/2008...........    $15.54       $11.28      1,693,347
   01/01/2009 to 12/31/2009...........    $11.28       $13.72      1,904,973
   01/01/2010 to 12/31/2010...........    $13.72       $15.00      1,851,248
   01/01/2011 to 12/31/2011...........    $15.00       $14.99      1,512,633
   01/01/2012 to 12/31/2012...........    $14.99       $16.67      1,610,238
   01/01/2013 to 12/31/2013...........    $16.67       $19.09      1,289,224
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.67       $14.15        220,419
   01/01/2005 to 12/31/2005...........    $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006...........    $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007...........    $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008...........    $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009...........    $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010...........    $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011...........    $12.61       $12.15        247,265
   01/01/2012 to 12/31/2012...........    $12.15       $13.97        272,127
   01/01/2013 to 12/31/2013...........    $13.97       $17.75        190,565
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005...........    $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006...........    $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007...........    $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008...........    $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009...........    $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010...........    $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011...........    $14.61       $14.07        500,066
   01/01/2012 to 12/31/2012...........    $14.07       $16.21        434,920
   01/01/2013 to 12/31/2013...........    $16.21       $22.89        359,256

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.66       $17.56        172,186
   01/01/2005 to 12/31/2005...........    $17.56       $22.61        291,123
   01/01/2006 to 12/31/2006...........    $22.61       $25.68        307,012
   01/01/2007 to 12/31/2007...........    $25.68       $35.36        389,732
   01/01/2008 to 12/31/2008...........    $35.36       $17.33        300,040
   01/01/2009 to 12/31/2009...........    $17.33       $25.36        436,858
   01/01/2010 to 12/31/2010...........    $25.36       $29.94        397,202
   01/01/2011 to 12/31/2011...........    $29.94       $24.96        213,036
   01/01/2012 to 12/31/2012...........    $24.96       $25.35        196,966
   01/01/2013 to 12/31/2013...........    $25.35       $28.66        108,243
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005...........    $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006...........    $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007...........    $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008...........    $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009...........    $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010...........    $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011...........    $13.85       $14.13        482,840
   01/01/2012 to 12/31/2012...........    $14.13       $14.57        400,966
   01/01/2013 to 12/31/2013...........    $14.57       $13.74        286,204
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99        111,044
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.33        744,811
   01/01/2007 to 12/31/2007...........    $11.33       $12.17        906,776
   01/01/2008 to 12/31/2008...........    $12.17       $ 6.88        954,985
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.65      1,714,961
   01/01/2010 to 12/31/2010...........    $ 8.65       $ 9.72      1,218,956
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.20        880,416
   01/01/2012 to 12/31/2012...........    $ 9.20       $10.01        818,131
   01/01/2013 to 12/31/2013...........    $10.01       $11.82        616,744
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009...........    $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010...........    $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011...........    $10.71       $11.13        602,850
   01/01/2012 to 12/31/2012...........    $11.13       $11.76        540,991
   01/01/2013 to 12/31/2013...........    $11.76       $11.35        435,041

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.41        120,154
   01/01/2006 to 12/31/2006...........    $11.41       $12.42         49,463
   01/01/2007 to 12/31/2007...........    $12.42       $13.51         80,806
   01/01/2008 to 12/31/2008...........    $13.51       $ 7.79         35,683
   01/01/2009 to 12/31/2009...........    $ 7.79       $10.68         87,916
   01/01/2010 to 07/16/2010...........    $10.68       $10.43              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $10.45       $12.21         32,858
   01/01/2005 to 12/31/2005...........    $12.21       $13.88        164,045
   01/01/2006 to 12/31/2006...........    $13.88       $16.75        160,932
   01/01/2007 to 12/31/2007...........    $16.75       $18.88        219,534
   01/01/2008 to 12/31/2008...........    $18.88       $10.82        146,290
   01/01/2009 to 12/31/2009...........    $10.82       $12.30        139,726
   01/01/2010 to 07/16/2010...........    $12.30       $11.66              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.19       $13.86         31,153
   01/01/2005 to 12/31/2005...........    $13.86       $14.10         31,596
   01/01/2006 to 12/31/2006...........    $14.10       $14.65         15,185
   01/01/2007 to 12/31/2007...........    $14.65       $16.08         15,093
   01/01/2008 to 12/31/2008...........    $16.08       $11.47         26,469
   01/01/2009 to 12/31/2009...........    $11.47       $16.18         38,725
   01/01/2010 to 07/16/2010...........    $16.18       $15.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.10         92,210
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 7.69        197,134
   01/01/2010 to 12/31/2010...........    $ 7.69       $ 8.97        125,709
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 7.83         56,285
   01/01/2012 to 12/31/2012...........    $ 7.83       $ 8.74         45,724
   01/01/2013 to 12/31/2013...........    $ 8.74       $11.22         31,171
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.63        933,984
   01/01/2009 to 12/31/2009...........    $ 6.63       $ 8.45      1,565,724
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.13      1,506,231
   01/01/2011 to 12/31/2011...........    $ 9.13       $ 8.79      1,167,563
   01/01/2012 to 09/21/2012...........    $ 8.79       $ 9.83              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.82       108,014
   01/01/2005 to 12/31/2005...........    $11.82       $12.76       179,027
   01/01/2006 to 12/31/2006...........    $12.76       $17.32       390,251
   01/01/2007 to 12/31/2007...........    $17.32       $19.23       383,026
   01/01/2008 to 12/31/2008...........    $19.23       $10.78       201,811
   01/01/2009 to 12/31/2009...........    $10.78       $14.91       199,013
   01/01/2010 to 12/31/2010...........    $14.91       $16.03       136,481
   01/01/2011 to 12/31/2011...........    $16.03       $14.53        73,996
   01/01/2012 to 12/31/2012...........    $14.53       $17.86        74,768
   01/01/2013 to 12/31/2013...........    $17.86       $20.01        42,404
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15        30,489
   01/01/2012 to 04/27/2012...........    $ 8.15       $ 9.23             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10        50,551
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.59        49,135
   01/01/2013 to 12/31/2013...........    $10.59       $13.60        63,587
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.11       $14.56        61,543
   01/01/2005 to 12/31/2005...........    $14.56       $15.80        54,814
   01/01/2006 to 12/31/2006...........    $15.80       $17.98        59,124
   01/01/2007 to 12/31/2007...........    $17.98       $19.76        54,429
   01/01/2008 to 12/31/2008...........    $19.76       $10.05        37,387
   01/01/2009 to 12/31/2009...........    $10.05       $14.04        37,634
   01/01/2010 to 12/31/2010...........    $14.04       $17.03        38,338
   01/01/2011 to 04/29/2011...........    $17.03       $18.95             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.60       $13.42        67,581
   01/01/2005 to 12/31/2005...........    $13.42       $13.92       170,808
   01/01/2006 to 12/31/2006...........    $13.92       $15.89        91,327
   01/01/2007 to 12/31/2007...........    $15.89       $12.11        50,770
   01/01/2008 to 12/31/2008...........    $12.11       $ 4.81        50,279
   01/01/2009 to 12/31/2009...........    $ 4.81       $ 6.01       113,041
   01/01/2010 to 12/31/2010...........    $ 6.01       $ 6.50       235,630
   01/01/2011 to 04/29/2011...........    $ 6.50       $ 6.85             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $11.91       $12.56        87,037
   01/01/2005 to 12/31/2005...........    $12.56       $13.31       122,355
   01/01/2006 to 12/31/2006...........    $13.31       $13.73       130,283
   01/01/2007 to 12/31/2007...........    $13.73       $15.05       108,427
   01/01/2008 to 12/31/2008...........    $15.05       $10.52       187,213
   01/01/2009 to 12/31/2009...........    $10.52       $13.17       106,387
   01/01/2010 to 12/31/2010...........    $13.17       $13.59        86,909
   01/01/2011 to 12/31/2011...........    $13.59       $13.84        59,858
   01/01/2012 to 12/31/2012...........    $13.84       $16.40        62,386
   01/01/2013 to 12/31/2013...........    $16.40       $22.59        57,219
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74        23,190
   01/01/2013 to 12/31/2013...........    $ 9.74       $13.08        19,843
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.21             0
   01/01/2009 to 12/31/2009...........    $ 6.21       $ 9.58             0
   01/01/2010 to 12/31/2010...........    $ 9.58       $11.38             0
   01/01/2011 to 12/31/2011...........    $11.38       $10.59             0
   01/01/2012 to 12/31/2012...........    $10.59       $11.55             0
   01/01/2013 to 12/31/2013...........    $11.55       $14.17             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.96             0
   01/01/2009 to 12/31/2009...........    $ 5.96       $ 6.83             0
   01/01/2010 to 12/31/2010...........    $ 6.83       $ 8.72             0
   01/01/2011 to 12/31/2011...........    $ 8.72       $ 8.66             0
   01/01/2012 to 12/31/2012...........    $ 8.66       $ 9.59             0
   01/01/2013 to 12/31/2013...........    $ 9.59       $13.99             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.54       $18.25       161,653
   01/01/2005 to 12/31/2005...........    $18.25       $23.52       224,533
   01/01/2006 to 12/31/2006...........    $23.52       $31.02       274,947
   01/01/2007 to 12/31/2007...........    $31.02       $43.62       484,276
   01/01/2008 to 12/31/2008...........    $43.62       $18.01       186,988
   01/01/2009 to 12/31/2009...........    $18.01       $28.64       356,343
   01/01/2010 to 12/31/2010...........    $28.64       $32.60       205,732
   01/01/2011 to 12/31/2011...........    $32.60       $24.79       123,967
   01/01/2012 to 12/31/2012...........    $24.79       $28.37       100,395
   01/01/2013 to 12/31/2013...........    $28.37       $27.81        71,234

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $15.94       $15.54        74,988
   01/01/2005 to 12/31/2005...........    $15.54       $18.20        98,832
   01/01/2006 to 12/31/2006...........    $18.20       $24.84       227,691
   01/01/2007 to 12/31/2007...........    $24.84       $35.97       247,412
   01/01/2008 to 12/31/2008...........    $35.97       $17.33        77,238
   01/01/2009 to 12/31/2009...........    $17.33       $26.19       127,715
   01/01/2010 to 12/31/2010...........    $26.19       $29.24        92,346
   01/01/2011 to 12/31/2011...........    $29.24       $20.92        44,452
   01/01/2012 to 12/31/2012...........    $20.92       $23.67        58,039
   01/01/2013 to 12/31/2013...........    $23.67       $26.67        33,619
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $14.07         8,847
   01/01/2005 to 12/31/2005...........    $14.07       $13.77         7,375
   01/01/2006 to 12/31/2006...........    $13.77       $15.58        11,704
   01/01/2007 to 12/31/2007...........    $15.58       $11.10         8,235
   01/01/2008 to 12/31/2008...........    $11.10       $ 5.77       117,037
   01/01/2009 to 12/31/2009...........    $ 5.77       $ 5.42        35,987
   01/01/2010 to 12/31/2010...........    $ 5.42       $ 5.75        23,240
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 4.13        18,162
   01/01/2012 to 12/31/2012...........    $ 4.13       $ 5.40        28,066
   01/01/2013 to 12/31/2013...........    $ 5.40       $ 7.06        12,913
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........    $13.33       $14.40        23,555
   01/01/2005 to 12/31/2005...........    $14.40       $14.46        45,735
   01/01/2006 to 12/31/2006...........    $14.46       $16.36        43,606
   01/01/2007 to 12/31/2007...........    $16.36       $20.96        85,213
   01/01/2008 to 12/31/2008...........    $20.96       $ 9.98        63,959
   01/01/2009 to 12/31/2009...........    $ 9.98       $15.87       112,777
   01/01/2010 to 12/31/2010...........    $15.87       $20.18       160,387
   01/01/2011 to 12/31/2011...........    $20.18       $16.58        77,913
   01/01/2012 to 12/31/2012...........    $16.58       $17.63        68,968
   01/01/2013 to 12/31/2013...........    $17.63       $20.46        62,619
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........        --       $ 6.58        41,480
   01/01/2005 to 12/31/2005...........    $ 6.58       $ 6.36       481,335
   01/01/2006 to 12/31/2006...........    $ 6.36       $ 5.77       113,831
   01/01/2007 to 12/31/2007...........    $ 5.77       $ 5.68       186,155
   01/01/2008 to 12/31/2008...........    $ 5.68       $ 7.80       301,175
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 5.51       363,401
   01/01/2010 to 12/31/2010...........    $ 5.51       $ 4.44       153,769
   01/01/2011 to 12/31/2011...........    $ 4.44       $ 3.96       160,825
   01/01/2012 to 12/31/2012...........    $ 3.96       $ 3.24       220,586
   01/01/2013 to 12/31/2013...........    $ 3.24       $ 2.33       211,165

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $12.00       $12.79       171,187
   01/01/2005 to 12/31/2005...........    $12.79       $12.88       482,071
   01/01/2006 to 12/31/2006...........    $12.88       $14.35       338,211
   01/01/2007 to 12/31/2007...........    $14.35       $14.56       203,530
   01/01/2008 to 12/31/2008...........    $14.56       $ 8.89       363,733
   01/01/2009 to 12/31/2009...........    $ 8.89       $10.84       273,451
   01/01/2010 to 12/31/2010...........    $10.84       $11.96       323,429
   01/01/2011 to 12/31/2011...........    $11.96       $11.72        48,635
   01/01/2012 to 12/31/2012...........    $11.72       $13.08        42,092
   01/01/2013 to 12/31/2013...........    $13.08       $16.63        31,063
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.49       $12.31         8,437
   01/01/2005 to 12/31/2005...........    $12.31       $12.02         9,786
   01/01/2006 to 12/31/2006...........    $12.02       $13.26        26,778
   01/01/2007 to 12/31/2007...........    $13.26       $13.98       131,891
   01/01/2008 to 12/31/2008...........    $13.98       $10.04        22,103
   01/01/2009 to 12/31/2009...........    $10.04       $11.97        17,709
   01/01/2010 to 12/31/2010...........    $11.97       $13.76        43,586
   01/01/2011 to 12/31/2011...........    $13.76       $14.42        41,356
   01/01/2012 to 12/31/2012...........    $14.42       $15.67        32,267
   01/01/2013 to 12/31/2013...........    $15.67       $19.73        24,901
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $12.28        17,197
   01/01/2005 to 12/31/2005...........    $12.28       $11.47         8,192
   01/01/2006 to 12/31/2006...........    $11.47       $12.59        12,510
   01/01/2007 to 12/31/2007...........    $12.59       $11.32        10,149
   01/01/2008 to 12/31/2008...........    $11.32       $ 7.61         9,553
   01/01/2009 to 12/31/2009...........    $ 7.61       $ 9.76        14,506
   01/01/2010 to 12/31/2010...........    $ 9.76       $11.61       120,159
   01/01/2011 to 12/31/2011...........    $11.61       $12.00        85,233
   01/01/2012 to 12/31/2012...........    $12.00       $14.36        61,929
   01/01/2013 to 12/31/2013...........    $14.36       $19.69        47,944
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........    $13.18       $14.77        99,557
   01/01/2005 to 12/31/2005...........    $14.77       $15.65       374,171
   01/01/2006 to 12/31/2006...........    $15.65       $18.02       508,415
   01/01/2007 to 12/31/2007...........    $18.02       $20.23       151,796
   01/01/2008 to 12/31/2008...........    $20.23       $11.10        48,150
   01/01/2009 to 12/31/2009...........    $11.10       $14.39       230,637
   01/01/2010 to 12/31/2010...........    $14.39       $14.48       236,627
   01/01/2011 to 12/31/2011...........    $14.48       $12.93        12,682
   01/01/2012 to 12/31/2012...........    $12.93       $14.77        80,673
   01/01/2013 to 12/31/2013...........    $14.77       $17.60        59,074

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........    $12.44       $13.45        17,749
   01/01/2005 to 12/31/2005...........    $13.45       $13.71        36,201
   01/01/2006 to 12/31/2006...........    $13.71       $15.76        57,563
   01/01/2007 to 12/31/2007...........    $15.76       $12.49        47,802
   01/01/2008 to 12/31/2008...........    $12.49       $ 6.06        83,367
   01/01/2009 to 12/31/2009...........    $ 6.06       $ 6.82       139,451
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 7.42       179,107
   01/01/2011 to 12/31/2011...........    $ 7.42       $ 6.27       156,822
   01/01/2012 to 12/31/2012...........    $ 6.27       $ 7.66        97,961
   01/01/2013 to 12/31/2013...........    $ 7.66       $ 9.91        89,595
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $11.04       $11.07         8,570
   01/01/2005 to 12/31/2005...........    $11.07       $11.50        64,175
   01/01/2006 to 12/31/2006...........    $11.50       $11.87        65,217
   01/01/2007 to 12/31/2007...........    $11.87       $12.39       165,073
   01/01/2008 to 12/31/2008...........    $12.39       $ 9.20        69,403
   01/01/2009 to 12/31/2009...........    $ 9.20       $10.77       111,461
   01/01/2010 to 12/31/2010...........    $10.77       $10.86        91,929
   01/01/2011 to 12/31/2011...........    $10.86       $11.72        99,313
   01/01/2012 to 12/31/2012...........    $11.72       $13.48        79,172
   01/01/2013 to 12/31/2013...........    $13.48       $18.46        66,559
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.24         4,426
   01/01/2005 to 12/31/2005...........    $14.24       $14.30         6,749
   01/01/2006 to 12/31/2006...........    $14.30       $15.65         2,765
   01/01/2007 to 12/31/2007...........    $15.65       $17.13        48,821
   01/01/2008 to 12/31/2008...........    $17.13       $ 9.99        70,451
   01/01/2009 to 12/31/2009...........    $ 9.99       $12.15       155,971
   01/01/2010 to 12/31/2010...........    $12.15       $14.73       125,562
   01/01/2011 to 12/31/2011...........    $14.73       $14.18        41,462
   01/01/2012 to 12/31/2012...........    $14.18       $16.09        19,837
   01/01/2013 to 12/31/2013...........    $16.09       $21.79        19,111

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........    $12.69       $13.38        35,968
   01/01/2005 to 12/31/2005...........    $13.38       $18.59       107,391
   01/01/2006 to 12/31/2006...........    $18.59       $20.19        63,570
   01/01/2007 to 12/31/2007...........    $20.19       $17.80        23,531
   01/01/2008 to 12/31/2008...........    $17.80       $10.32        23,071
   01/01/2009 to 12/31/2009...........    $10.32       $11.16        54,065
   01/01/2010 to 12/31/2010...........    $11.16       $10.22        67,234
   01/01/2011 to 12/31/2011...........    $10.22       $ 8.16         6,477
   01/01/2012 to 12/31/2012...........    $ 8.16       $ 9.83        24,094
   01/01/2013 to 12/31/2013...........    $ 9.83       $14.28        26,525
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         2,860
   01/01/2005 to 12/31/2005...........    $10.37       $10.26        82,641
   01/01/2006 to 12/31/2006...........    $10.26       $10.96       451,172
   01/01/2007 to 12/31/2007...........    $10.96       $11.49       181,009
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.26       151,967
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 9.23       268,256
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.24       208,930
   01/01/2011 to 12/31/2011...........    $10.24       $10.35       179,188
   01/01/2012 to 12/31/2012...........    $10.35       $11.43        83,338
   01/01/2013 to 12/31/2013...........    $11.43       $14.64        64,412
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         3,802
   01/01/2005 to 12/31/2005...........    $10.36       $10.46        48,990
   01/01/2006 to 12/31/2006...........    $10.46       $12.17       382,210
   01/01/2007 to 12/31/2007...........    $12.17       $11.94       126,309
   01/01/2008 to 12/31/2008...........    $11.94       $ 6.97       168,643
   01/01/2009 to 12/31/2009...........    $ 6.97       $ 8.16       117,790
   01/01/2010 to 12/31/2010...........    $ 8.16       $ 9.03        73,359
   01/01/2011 to 12/31/2011...........    $ 9.03       $ 8.73       103,431
   01/01/2012 to 12/31/2012...........    $ 8.73       $ 9.88       154,329
   01/01/2013 to 12/31/2013...........    $ 9.88       $12.57        83,115

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.31       $13.39        53,472
   01/01/2005 to 12/31/2005...........    $13.39       $14.60       396,894
   01/01/2006 to 12/31/2006...........    $14.60       $14.88       271,685
   01/01/2007 to 12/31/2007...........    $14.88       $16.29        86,246
   01/01/2008 to 12/31/2008...........    $16.29       $ 9.77        71,315
   01/01/2009 to 12/31/2009...........    $ 9.77       $13.24       140,661
   01/01/2010 to 12/31/2010...........    $13.24       $16.67       179,903
   01/01/2011 to 12/31/2011...........    $16.67       $15.86       112,247
   01/01/2012 to 12/31/2012...........    $15.86       $17.93        67,404
   01/01/2013 to 12/31/2013...........    $17.93       $22.94        51,906
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.39       $15.21       110,312
   01/01/2005 to 12/31/2005...........    $15.21       $16.23       101,181
   01/01/2006 to 12/31/2006...........    $16.23       $17.86        98,979
   01/01/2007 to 12/31/2007...........    $17.86       $17.67        72,375
   01/01/2008 to 12/31/2008...........    $17.67       $11.03        55,909
   01/01/2009 to 12/31/2009...........    $11.03       $14.15        40,269
   01/01/2010 to 12/31/2010...........    $14.15       $16.70        56,607
   01/01/2011 to 12/31/2011...........    $16.70       $15.72        57,508
   01/01/2012 to 12/31/2012...........    $15.72       $17.96        50,061
   01/01/2013 to 12/31/2013...........    $17.96       $23.26        30,380
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........    $13.46       $14.31       128,923
   01/01/2005 to 12/31/2005...........    $14.31       $14.05       151,639
   01/01/2006 to 12/31/2006...........    $14.05       $14.53        85,525
   01/01/2007 to 12/31/2007...........    $14.53       $16.74       200,264
   01/01/2008 to 12/31/2008...........    $16.74       $ 9.44        61,008
   01/01/2009 to 12/31/2009...........    $ 9.44       $14.06        62,232
   01/01/2010 to 12/31/2010...........    $14.06       $16.29        46,817
   01/01/2011 to 12/31/2011...........    $16.29       $16.20        80,834
   01/01/2012 to 12/31/2012...........    $16.20       $18.45        71,926
   01/01/2013 to 12/31/2013...........    $18.45       $24.28        55,633

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.12       $15.37        58,804
   01/01/2005 to 12/31/2005...........    $15.37       $19.77       137,221
   01/01/2006 to 12/31/2006...........    $19.77       $23.38       112,400
   01/01/2007 to 12/31/2007...........    $23.38       $30.35       124,434
   01/01/2008 to 12/31/2008...........    $30.35       $18.75        98,316
   01/01/2009 to 12/31/2009...........    $18.75       $21.22       166,584
   01/01/2010 to 12/31/2010...........    $21.22       $24.49       127,926
   01/01/2011 to 12/31/2011...........    $24.49       $24.54        81,185
   01/01/2012 to 12/31/2012...........    $24.54       $24.75        77,337
   01/01/2013 to 12/31/2013...........    $24.75       $30.09        36,739
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $ 9.96       $ 8.86        23,137
   01/01/2005 to 12/31/2005...........    $ 8.86       $ 8.35        14,623
   01/01/2006 to 12/31/2006...........    $ 8.35       $ 9.18       131,883
   01/01/2007 to 12/31/2007...........    $ 9.18       $ 9.21        43,535
   01/01/2008 to 12/31/2008...........    $ 9.21       $ 7.26        77,480
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.32        76,573
   01/01/2010 to 12/31/2010...........    $ 8.32       $ 8.19        31,433
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 9.32        76,191
   01/01/2012 to 12/31/2012...........    $ 9.32       $10.22        32,931
   01/01/2013 to 12/31/2013...........    $10.22       $13.18        20,057
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $13.61        42,627
   01/01/2005 to 12/31/2005...........    $13.61       $16.85       129,262
   01/01/2006 to 12/31/2006...........    $16.85       $17.73       260,007
   01/01/2007 to 12/31/2007...........    $17.73       $21.27       337,030
   01/01/2008 to 12/31/2008...........    $21.27       $14.43       213,223
   01/01/2009 to 12/31/2009...........    $14.43       $19.14       162,633
   01/01/2010 to 12/31/2010...........    $19.14       $24.94       128,642
   01/01/2011 to 12/31/2011...........    $24.94       $19.74        82,842
   01/01/2012 to 12/31/2012...........    $19.74       $16.53        58,494
   01/01/2013 to 12/31/2013...........    $16.53       $10.05        40,196

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........    $13.31       $16.60        58,062
   01/01/2005 to 12/31/2005...........    $16.60       $17.36        41,820
   01/01/2006 to 12/31/2006...........    $17.36       $22.55       109,436
   01/01/2007 to 12/31/2007...........    $22.55       $17.76        46,436
   01/01/2008 to 12/31/2008...........    $17.76       $10.22        54,131
   01/01/2009 to 12/31/2009...........    $10.22       $12.81        62,044
   01/01/2010 to 12/31/2010...........    $12.81       $15.66        49,229
   01/01/2011 to 12/31/2011...........    $15.66       $16.07        27,887
   01/01/2012 to 12/31/2012...........    $16.07       $18.46        30,772
   01/01/2013 to 12/31/2013...........    $18.46       $18.10        19,225
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.11       $ 7.95       333,355
   01/01/2005 to 12/31/2005...........    $ 7.95       $ 7.18       354,906
   01/01/2006 to 12/31/2006...........    $ 7.18       $ 7.75       471,789
   01/01/2007 to 12/31/2007...........    $ 7.75       $ 7.20       160,197
   01/01/2008 to 12/31/2008...........    $ 7.20       $ 4.38       172,958
   01/01/2009 to 12/31/2009...........    $ 4.38       $ 5.67       286,601
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 4.67       480,663
   01/01/2011 to 12/31/2011...........    $ 4.67       $ 2.86       263,803
   01/01/2012 to 12/31/2012...........    $ 2.86       $ 2.61       117,444
   01/01/2013 to 12/31/2013...........    $ 2.61       $ 2.97       261,652
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $ 5.58         7,191
   01/01/2005 to 12/31/2005...........    $ 5.58       $ 5.52       144,312
   01/01/2006 to 12/31/2006...........    $ 5.52       $ 5.33       198,868
   01/01/2007 to 12/31/2007...........    $ 5.33       $ 4.62        64,998
   01/01/2008 to 12/31/2008...........    $ 4.62       $ 6.71        12,342
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 3.90        72,786
   01/01/2010 to 12/31/2010...........    $ 3.90       $ 3.01        28,594
   01/01/2011 to 12/31/2011...........    $ 3.01       $ 2.64        37,552
   01/01/2012 to 12/31/2012...........    $ 2.64       $ 2.10        11,448
   01/01/2013 to 12/31/2013...........    $ 2.10       $ 1.46        37,829

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $13.04       $15.31       170,800
   01/01/2005 to 12/31/2005...........    $15.31       $16.13       456,505
   01/01/2006 to 12/31/2006...........    $16.13       $17.18       462,614
   01/01/2007 to 12/31/2007...........    $17.18       $17.52        63,774
   01/01/2008 to 12/31/2008...........    $17.52       $11.32        84,050
   01/01/2009 to 12/31/2009...........    $11.32       $14.00       169,514
   01/01/2010 to 12/31/2010...........    $14.00       $17.25       184,353
   01/01/2011 to 12/31/2011...........    $17.25       $17.12        80,115
   01/01/2012 to 12/31/2012...........    $17.12       $18.87        49,079
   01/01/2013 to 12/31/2013...........    $18.87       $25.97        62,531
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.39       $15.76       163,443
   01/01/2005 to 12/31/2005...........    $15.76       $16.07        79,114
   01/01/2006 to 12/31/2006...........    $16.07       $18.49       107,760
   01/01/2007 to 12/31/2007...........    $18.49       $16.81        41,638
   01/01/2008 to 12/31/2008...........    $16.81       $11.42        69,617
   01/01/2009 to 12/31/2009...........    $11.42       $13.47        29,196
   01/01/2010 to 12/31/2010...........    $13.47       $16.12       119,962
   01/01/2011 to 12/31/2011...........    $16.12       $15.15        43,755
   01/01/2012 to 12/31/2012...........    $15.15       $17.25        54,224
   01/01/2013 to 12/31/2013...........    $17.25       $23.27        60,710
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $11.40         6,379
   01/01/2005 to 12/31/2005...........    $11.40       $10.43        11,185
   01/01/2006 to 12/31/2006...........    $10.43       $13.73        76,146
   01/01/2007 to 12/31/2007...........    $13.73       $14.58        86,034
   01/01/2008 to 12/31/2008...........    $14.58       $ 9.37        44,731
   01/01/2009 to 12/31/2009...........    $ 9.37       $ 9.86       166,567
   01/01/2010 to 12/31/2010...........    $ 9.86       $11.18       109,202
   01/01/2011 to 12/31/2011...........    $11.18       $11.16        33,727
   01/01/2012 to 12/31/2012...........    $11.16       $12.74        41,788
   01/01/2013 to 12/31/2013...........    $12.74       $13.99        15,809

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........    $ 9.73       $10.32       120,311
   01/01/2005 to 12/31/2005...........    $10.32       $11.03       250,768
   01/01/2006 to 12/31/2006...........    $11.03       $10.31        50,931
   01/01/2007 to 12/31/2007...........    $10.31       $11.13       348,555
   01/01/2008 to 12/31/2008...........    $11.13       $16.33       243,233
   01/01/2009 to 12/31/2009...........    $16.33       $10.78       108,507
   01/01/2010 to 12/31/2010...........    $10.78       $11.64       104,863
   01/01/2011 to 12/31/2011...........    $11.64       $16.37       108,287
   01/01/2012 to 12/31/2012...........    $16.37       $16.20        54,420
   01/01/2013 to 12/31/2013...........    $16.20       $12.84        27,833
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.44       $20.57       101,493
   01/01/2005 to 12/31/2005...........    $20.57       $23.77       132,000
   01/01/2006 to 12/31/2006...........    $23.77       $25.78       158,772
   01/01/2007 to 12/31/2007...........    $25.78       $26.76       114,155
   01/01/2008 to 12/31/2008...........    $26.76       $ 8.53        74,677
   01/01/2009 to 12/31/2009...........    $ 8.53       $13.86        98,445
   01/01/2010 to 12/31/2010...........    $13.86       $20.33        99,260
   01/01/2011 to 12/31/2011...........    $20.33       $17.20        42,234
   01/01/2012 to 12/31/2012...........    $17.20       $22.34        36,031
   01/01/2013 to 12/31/2013...........    $22.34       $37.35        25,111
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........    $12.62       $14.97        57,208
   01/01/2005 to 12/31/2005...........    $14.97       $16.59        65,916
   01/01/2006 to 12/31/2006...........    $16.59       $19.38       160,549
   01/01/2007 to 12/31/2007...........    $19.38       $22.00       259,803
   01/01/2008 to 12/31/2008...........    $22.00       $14.94        72,065
   01/01/2009 to 12/31/2009...........    $14.94       $16.21        57,422
   01/01/2010 to 12/31/2010...........    $16.21       $16.83        77,564
   01/01/2011 to 12/31/2011...........    $16.83       $19.39        89,119
   01/01/2012 to 12/31/2012...........    $19.39       $19.02        48,435
   01/01/2013 to 12/31/2013...........    $19.02       $21.12        47,642

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.53         73,031
   01/01/2005 to 12/31/2005...........    $10.53       $12.01         84,098
   01/01/2006 to 12/31/2006...........    $12.01       $14.24        116,491
   01/01/2007 to 12/31/2007...........    $14.24       $16.69        188,920
   01/01/2008 to 12/31/2008...........    $16.69       $ 8.13         25,080
   01/01/2009 to 12/31/2009...........    $ 8.13       $10.92         55,453
   01/01/2010 to 12/31/2010...........    $10.92       $12.20         36,522
   01/01/2011 to 12/31/2011...........    $12.20       $10.18         19,339
   01/01/2012 to 12/31/2012...........    $10.18       $12.21         14,587
   01/01/2013 to 12/31/2013...........    $12.21       $14.22          7,820
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.72         38,677
   01/01/2005 to 12/31/2005...........    $10.72       $10.94        100,937
   01/01/2006 to 12/31/2006...........    $10.94       $11.04         93,918
   01/01/2007 to 12/31/2007...........    $11.04       $11.27         68,322
   01/01/2008 to 12/31/2008...........    $11.27       $ 7.96        177,004
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 8.87         76,282
   01/01/2010 to 12/31/2010...........    $ 8.87       $10.37         88,592
   01/01/2011 to 12/31/2011...........    $10.37       $11.04         53,790
   01/01/2012 to 12/31/2012...........    $11.04       $11.84         44,358
   01/01/2013 to 12/31/2013...........    $11.84       $16.49         19,904
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.30      1,057,901
   01/01/2005 to 12/31/2005...........    $11.30       $11.87      2,270,636
   01/01/2006 to 12/31/2006...........    $11.87       $12.98      1,547,684
   01/01/2007 to 12/31/2007...........    $12.98       $13.92        908,064
   01/01/2008 to 12/31/2008...........    $13.92       $ 7.53        576,002
   01/01/2009 to 12/31/2009...........    $ 7.53       $ 8.34        419,819
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 9.73        318,435
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.38        228,835
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.38        133,813
   01/01/2013 to 12/31/2013...........    $10.38       $13.82        100,929

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.46         78,082
   01/01/2005 to 12/31/2005...........    $10.46       $ 9.92        133,119
   01/01/2006 to 12/31/2006...........    $ 9.92       $12.20        182,794
   01/01/2007 to 12/31/2007...........    $12.20       $12.04        183,748
   01/01/2008 to 12/31/2008...........    $12.04       $ 8.43        151,198
   01/01/2009 to 12/31/2009...........    $ 8.43       $ 9.42         70,732
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.78         83,495
   01/01/2011 to 12/31/2011...........    $10.78       $11.38        106,373
   01/01/2012 to 12/31/2012...........    $11.38       $12.35         61,543
   01/01/2013 to 12/31/2013...........    $12.35       $15.83         38,842
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.74      1,008,759
   01/01/2006 to 12/31/2006...........    $ 9.74       $11.27        602,702
   01/01/2007 to 12/31/2007...........    $11.27       $11.17        380,133
   01/01/2008 to 12/31/2008...........    $11.17       $ 6.51        179,985
   01/01/2009 to 12/31/2009...........    $ 6.51       $ 7.28        225,265
   01/01/2010 to 12/31/2010...........    $ 7.28       $ 8.31        158,708
   01/01/2011 to 12/31/2011...........    $ 8.31       $ 8.63        176,453
   01/01/2012 to 12/31/2012...........    $ 8.63       $ 8.93         89,633
   01/01/2013 to 12/31/2013...........    $ 8.93       $11.22         53,596
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.54              0
   01/01/2009 to 12/31/2009...........    $ 4.54       $ 4.77              0
   01/01/2010 to 12/31/2010...........    $ 4.77       $ 6.09              0
   01/01/2011 to 12/31/2011...........    $ 6.09       $ 4.50              0
   01/01/2012 to 12/31/2012...........    $ 4.50       $ 5.35              0
   01/01/2013 to 12/31/2013...........    $ 5.35       $ 6.89              0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $12.25       $13.33         39,530
   01/01/2005 to 12/31/2005...........    $13.33       $13.77         39,457
   01/01/2006 to 12/31/2006...........    $13.77       $16.00         77,725
   01/01/2007 to 12/31/2007...........    $16.00       $16.11         40,360
   01/01/2008 to 12/31/2008...........    $16.11       $10.03         40,019
   01/01/2009 to 12/31/2009...........    $10.03       $11.49         43,668
   01/01/2010 to 07/16/2010...........    $11.49       $11.02              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.68       $14.09       111,815
   01/01/2011 to 12/31/2011...........    $14.09       $12.05        75,328
   01/01/2012 to 12/31/2012...........    $12.05       $13.42        70,838
   01/01/2013 to 12/31/2013...........    $13.42       $15.77        51,146
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.02       $12.82        40,384
   01/01/2011 to 12/31/2011...........    $12.82       $12.29        30,774
   01/01/2012 to 12/31/2012...........    $12.29       $14.39        30,875
   01/01/2013 to 12/31/2013...........    $14.39       $18.37        27,649
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011...........    $19.00       $17.62        29,311
   01/01/2012 to 12/31/2012...........    $17.62       $20.85        26,757
   01/01/2013 to 12/31/2013...........    $20.85       $28.66        31,903
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        60,263
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        35,186
   01/01/2012 to 12/31/2012...........    $11.46       $12.15        21,797
   01/01/2013 to 12/31/2013...........    $12.15       $17.92        22,330

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010...........    $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011...........    $13.40       $12.78      4,442,063
   01/01/2012 to 12/31/2012...........    $12.78       $14.09      4,578,694
   01/01/2013 to 12/31/2013...........    $14.09       $15.17      4,010,416
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.41      1,820,120
   01/01/2010 to 12/31/2010...........    $12.41       $13.83      2,767,854
   01/01/2011 to 12/31/2011...........    $13.83       $13.56      2,216,060
   01/01/2012 to 12/31/2012...........    $13.56       $15.09      2,607,360
   01/01/2013 to 12/31/2013...........    $15.09       $17.23      2,524,109
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010...........    $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011...........    $13.90       $14.10        199,823
   01/01/2012 to 05/04/2012...........    $14.10       $15.30              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010...........    $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011...........    $13.25       $12.82      5,259,707
   01/01/2012 to 12/31/2012...........    $12.82       $14.12      5,738,680
   01/01/2013 to 12/31/2013...........    $14.12       $16.27      5,800,649

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14        60,919
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.02       181,581
   01/01/2013 to 12/31/2013...........    $10.02       $10.88       254,891
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.47        18,219
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $ 9.99             0
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.70             0
   01/01/2011 to 12/31/2011...........    $10.70       $11.16             0
   01/01/2012 to 12/31/2012...........    $11.16       $11.26             0
   01/01/2013 to 12/31/2013...........    $11.26       $10.99             0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 9.61            47
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.41           440
   01/01/2011 to 12/31/2011...........    $10.41       $11.18           512
   01/01/2012 to 12/31/2012...........    $11.18       $11.41           452
   01/01/2013 to 12/31/2013...........    $11.41       $11.09           512
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.74             0
   01/01/2011 to 12/31/2011...........    $10.74       $11.72             0
   01/01/2012 to 12/31/2012...........    $11.72       $12.06             0
   01/01/2013 to 12/31/2013...........    $12.06       $11.57             0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.68             0
   01/01/2010 to 12/31/2010...........    $ 9.68       $10.54             0
   01/01/2011 to 12/31/2011...........    $10.54       $11.72             0
   01/01/2012 to 12/31/2012...........    $11.72       $12.14             0
   01/01/2013 to 12/31/2013...........    $12.14       $11.52             0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.58             0
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.45             0
   01/01/2011 to 12/31/2011...........    $10.45       $11.87             0
   01/01/2012 to 12/31/2012...........    $11.87       $12.30             0
   01/01/2013 to 12/31/2013...........    $12.30       $11.47             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011...........    $10.14       $11.78              0
   01/01/2012 to 12/31/2012...........    $11.78       $12.27              0
   01/01/2013 to 12/31/2013...........    $12.27       $11.24              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.98              0
   01/01/2011 to 12/31/2011...........    $10.98       $12.94              0
   01/01/2012 to 12/31/2012...........    $12.94       $13.53              0
   01/01/2013 to 12/31/2013...........    $13.53       $12.33              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.99              0
   01/01/2012 to 12/31/2012...........    $11.99       $12.43              0
   01/01/2013 to 12/31/2013...........    $12.43       $10.99              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.37              0
   01/01/2013 to 12/31/2013...........    $10.37       $ 9.12              0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.73              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010...........    $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011...........    $13.67       $13.07      3,397,925
   01/01/2012 to 12/31/2012...........    $13.07       $14.56      4,089,027
   01/01/2013 to 12/31/2013...........    $14.56       $17.49      4,672,956
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.62         44,622
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.51         72,498
   01/01/2010 to 12/31/2010...........    $14.51       $18.29        140,193
   01/01/2011 to 12/31/2011...........    $18.29       $19.10        108,337
   01/01/2012 to 12/31/2012...........    $19.10       $21.58        141,232
   01/01/2013 to 12/31/2013...........    $21.58       $21.80        139,424

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.66         19,153
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.99        103,365
   01/01/2010 to 12/31/2010...........    $12.99       $16.86        159,307
   01/01/2011 to 12/31/2011...........    $16.86       $14.35        162,590
   01/01/2012 to 12/31/2012...........    $14.35       $16.87        185,037
   01/01/2013 to 12/31/2013...........    $16.87       $23.27        203,932
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $11.97        864,688
   01/01/2010 to 12/31/2010...........    $11.97       $13.29      1,090,965
   01/01/2011 to 12/31/2011...........    $13.29       $12.70        820,561
   01/01/2012 to 12/31/2012...........    $12.70       $14.13      1,014,393
   01/01/2013 to 12/31/2013...........    $14.13       $16.50      1,279,173
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.30      1,869,407
   01/01/2010 to 12/31/2010...........    $12.30       $13.78      2,940,865
   01/01/2011 to 12/31/2011...........    $13.78       $13.29      2,235,838
   01/01/2012 to 12/31/2012...........    $13.29       $14.40      2,337,350
   01/01/2013 to 12/31/2013...........    $14.40       $16.19      2,299,222
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.72      5,091,244
   01/01/2013 to 12/31/2013...........    $10.72       $13.07      5,334,154
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.79        274,803
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.94         44,478
   01/01/2010 to 12/31/2010...........    $13.94       $16.41         89,121
   01/01/2011 to 12/31/2011...........    $16.41       $15.26         73,059
   01/01/2012 to 12/31/2012...........    $15.26       $18.96        105,274
   01/01/2013 to 12/31/2013...........    $18.96       $19.38        118,189
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.84        283,440
   01/01/2010 to 12/31/2010...........    $12.84       $13.87        389,692
   01/01/2011 to 12/31/2011...........    $13.87       $13.05        265,613
   01/01/2012 to 12/31/2012...........    $13.05       $15.31        283,019
   01/01/2013 to 12/31/2013...........    $15.31       $19.45        285,005

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.21        151,621
   01/01/2010 to 12/31/2010...........    $12.21       $13.50        217,261
   01/01/2011 to 12/31/2011...........    $13.50       $12.49        168,738
   01/01/2012 to 12/31/2012...........    $12.49       $14.64        193,616
   01/01/2013 to 12/31/2013...........    $14.64       $19.15        219,256
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.49        286,175
   01/01/2010 to 12/31/2010...........    $13.49       $15.83        479,051
   01/01/2011 to 12/31/2011...........    $15.83       $15.04        315,046
   01/01/2012 to 12/31/2012...........    $15.04       $17.62        365,162
   01/01/2013 to 12/31/2013...........    $17.62       $22.82        408,372
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.86      1,974,063
   01/01/2010 to 12/31/2010...........    $11.86       $12.97      2,972,193
   01/01/2011 to 12/31/2011...........    $12.97       $12.64      2,477,264
   01/01/2012 to 12/31/2012...........    $12.64       $13.63      2,575,441
   01/01/2013 to 12/31/2013...........    $13.63       $14.66      2,365,197
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76        109,350
   01/01/2010 to 12/31/2010...........    $12.76       $15.84        244,303
   01/01/2011 to 12/31/2011...........    $15.84       $15.72        167,171
   01/01/2012 to 12/31/2012...........    $15.72       $17.82        188,409
   01/01/2013 to 12/31/2013...........    $17.82       $24.22        213,714
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.76        119,144
   01/01/2010 to 12/31/2010...........    $12.76       $14.05        170,995
   01/01/2011 to 12/31/2011...........    $14.05       $13.70        142,576
   01/01/2012 to 12/31/2012...........    $13.70       $15.21        165,128
   01/01/2013 to 12/31/2013...........    $15.21       $20.06        170,934
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.52        213,769
   01/01/2010 to 12/31/2010...........    $12.52       $13.92        338,616
   01/01/2011 to 12/31/2011...........    $13.92       $14.06        304,128
   01/01/2012 to 12/31/2012...........    $14.06       $15.69        401,139
   01/01/2013 to 12/31/2013...........    $15.69       $16.47        360,518

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.27         114,610
   01/01/2010 to 12/31/2010...........    $13.27       $14.89         190,802
   01/01/2011 to 12/31/2011...........    $14.89       $12.70         126,232
   01/01/2012 to 12/31/2012...........    $12.70       $14.97         138,669
   01/01/2013 to 12/31/2013...........    $14.97       $17.46         193,582
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.10          88,177
   01/01/2010 to 12/31/2010...........    $13.10       $14.26         144,510
   01/01/2011 to 12/31/2011...........    $14.26       $12.21         113,957
   01/01/2012 to 12/31/2012...........    $12.21       $13.96         132,810
   01/01/2013 to 12/31/2013...........    $13.96       $16.33         141,111
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010...........    $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011...........    $11.77       $12.97      14,508,528
   01/01/2012 to 12/31/2012...........    $12.97       $13.90       5,830,488
   01/01/2013 to 12/31/2013...........    $13.90       $13.18       1,541,523
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.25       1,577,195
   01/01/2010 to 12/31/2010...........    $12.25       $13.66       2,578,775
   01/01/2011 to 12/31/2011...........    $13.66       $13.30       2,017,904
   01/01/2012 to 12/31/2012...........    $13.30       $14.80       2,313,211
   01/01/2013 to 12/31/2013...........    $14.80       $16.85       2,215,627
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.59         177,474
   01/01/2010 to 12/31/2010...........    $13.59       $14.27         327,702
   01/01/2011 to 12/31/2011...........    $14.27       $12.70         244,121
   01/01/2012 to 12/31/2012...........    $12.70       $15.16         272,580
   01/01/2013 to 12/31/2013...........    $15.16       $17.13         294,019
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.67       2,081,526
   01/01/2010 to 12/31/2010...........    $11.67       $12.27       2,138,295
   01/01/2011 to 12/31/2011...........    $12.27       $12.04       1,742,125
   01/01/2012 to 12/31/2012...........    $12.04       $13.06       1,782,261
   01/01/2013 to 12/31/2013...........    $13.06       $14.20       1,629,043

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.29         4,844
   01/01/2010 to 12/31/2010...........    $10.29       $11.21        55,900
   01/01/2011 to 12/31/2011...........    $11.21       $11.06        50,517
   01/01/2012 to 12/31/2012...........    $11.06       $12.48        72,952
   01/01/2013 to 12/31/2013...........    $12.48       $16.68        63,560
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.29         3,740
   01/01/2010 to 12/31/2010...........    $10.29       $11.47        38,186
   01/01/2011 to 12/31/2011...........    $11.47       $10.57        38,133
   01/01/2012 to 12/31/2012...........    $10.57       $11.73        45,733
   01/01/2013 to 12/31/2013...........    $11.73       $15.10        52,705
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.73        35,867
   01/01/2010 to 12/31/2010...........    $12.73       $14.12        62,582
   01/01/2011 to 12/31/2011...........    $14.12       $13.25        48,285
   01/01/2012 to 12/31/2012...........    $13.25       $15.17        61,639
   01/01/2013 to 12/31/2013...........    $15.17       $20.78       148,729
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.72       159,504
   01/01/2010 to 12/31/2010...........    $12.72       $14.92       248,348
   01/01/2011 to 12/31/2011...........    $14.92       $14.48       196,229
   01/01/2012 to 12/31/2012...........    $14.48       $15.92       216,704
   01/01/2013 to 12/31/2013...........    $15.92       $21.30       203,484
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.09       114,616
   01/01/2010 to 12/31/2010...........    $12.09       $13.43       148,549
   01/01/2011 to 12/31/2011...........    $13.43       $14.49       269,475
   01/01/2012 to 12/31/2012...........    $14.49       $15.03       320,082
   01/01/2013 to 12/31/2013...........    $15.03       $14.43       304,071
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.37       178,237
   01/01/2010 to 12/31/2010...........    $13.37       $14.67       318,815
   01/01/2011 to 12/31/2011...........    $14.67       $13.92       265,882
   01/01/2012 to 12/31/2012...........    $13.92       $16.78       290,380
   01/01/2013 to 12/31/2013...........    $16.78       $20.98       349,030

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.15        116,402
   01/01/2010 to 12/31/2010...........    $12.15       $13.43        164,734
   01/01/2011 to 12/31/2011...........    $13.43       $13.07        109,155
   01/01/2012 to 12/31/2012...........    $13.07       $14.99        145,038
   01/01/2013 to 12/31/2013...........    $14.99       $20.08        191,611
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18          2,319
   01/01/2013 to 12/31/2013...........    $10.18       $13.41         64,378
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010...........    $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011...........    $16.02       $15.15         87,454
   01/01/2012 to 12/31/2012...........    $15.15       $17.57        108,339
   01/01/2013 to 12/31/2013...........    $17.57       $22.79        111,886
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010...........    $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.47      1,340,106
   01/01/2012 to 12/31/2012...........    $ 9.47       $ 9.28      1,146,782
   01/01/2013 to 12/31/2013...........    $ 9.28       $ 9.09        638,166
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010...........    $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011...........    $16.59       $15.84        101,521
   01/01/2012 to 12/31/2012...........    $15.84       $18.18        116,165
   01/01/2013 to 12/31/2013...........    $18.18       $25.28        181,175
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         10,972
   01/01/2012 to 12/31/2012...........    $10.06       $10.34         16,868
   01/01/2013 to 12/31/2013...........    $10.34       $ 9.84         25,251
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010...........    $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011...........    $15.59       $15.52        129,404
   01/01/2012 to 12/31/2012...........    $15.52       $17.09        154,034
   01/01/2013 to 12/31/2013...........    $17.09       $22.20        154,636

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010...........    $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011...........    $14.22       $15.93              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.30        307,264
   01/01/2013 to 12/31/2013...........    $10.30       $11.99        480,527
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $14.80        212,846
   01/01/2010 to 12/31/2010...........    $14.80       $17.72        436,193
   01/01/2011 to 12/31/2011...........    $17.72       $13.84        289,962
   01/01/2012 to 12/31/2012...........    $13.84       $15.99        331,490
   01/01/2013 to 12/31/2013...........    $15.99       $15.69        384,522
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010...........    $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011...........    $10.67       $10.69        516,157
   01/01/2012 to 12/31/2012...........    $10.69       $10.96        572,206
   01/01/2013 to 12/31/2013...........    $10.96       $10.50        549,963
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010...........    $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011...........    $11.66       $11.79      3,763,460
   01/01/2012 to 12/31/2012...........    $11.79       $12.62      4,344,963
   01/01/2013 to 12/31/2013...........    $12.62       $12.13      4,224,268
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010...........    $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011...........    $12.57       $12.44      5,416,351
   01/01/2012 to 12/31/2012...........    $12.44       $13.45      5,373,438
   01/01/2013 to 12/31/2013...........    $13.45       $14.38      4,701,893
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          5,856
   01/01/2012 to 12/31/2012...........    $10.06       $10.56         16,720
   01/01/2013 to 12/31/2013...........    $10.56       $10.10         34,959

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.16      3,317,336
   01/01/2010 to 12/31/2010...........    $12.16       $14.17      4,857,162
   01/01/2011 to 12/31/2011...........    $14.17       $13.02      2,999,201
   01/01/2012 to 12/31/2012...........    $13.02       $14.40      3,537,756
   01/01/2013 to 12/31/2013...........    $14.40       $16.51      3,483,680
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.81         34,055
   01/01/2010 to 12/31/2010...........    $12.81       $14.43         55,005
   01/01/2011 to 12/31/2011...........    $14.43       $14.63         40,224
   01/01/2012 to 12/31/2012...........    $14.63       $17.02         59,406
   01/01/2013 to 12/31/2013...........    $17.02       $22.08         88,184
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.88              0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.84              0
   01/01/2013 to 12/31/2013...........    $ 9.84       $11.79              0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $11.94      2,173,385
   01/01/2010 to 12/31/2010...........    $11.94       $13.09      3,252,135
   01/01/2011 to 12/31/2011...........    $13.09       $12.59      2,713,258
   01/01/2012 to 12/31/2012...........    $12.59       $13.60      2,940,613
   01/01/2013 to 12/31/2013...........    $13.60       $14.98      2,549,058
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.34      1,088,359
   01/01/2010 to 12/31/2010...........    $12.34       $13.83      1,976,926
   01/01/2011 to 12/31/2011...........    $13.83       $13.22      1,351,474
   01/01/2012 to 12/31/2012...........    $13.22       $15.01      1,623,926
   01/01/2013 to 12/31/2013...........    $15.01       $17.35      1,696,104
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.39      1,996,434
   01/01/2010 to 12/31/2010...........    $12.39       $13.57      3,765,722
   01/01/2011 to 12/31/2011...........    $13.57       $12.84      2,809,647
   01/01/2012 to 12/31/2012...........    $12.84       $13.98      3,037,693
   01/01/2013 to 12/31/2013...........    $13.98       $15.66      2,914,125

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010...........    $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011...........    $17.55       $17.03         93,921
   01/01/2012 to 12/31/2012...........    $17.03       $18.71        129,175
   01/01/2013 to 12/31/2013...........    $18.71       $24.77        185,650
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010...........    $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011...........    $15.97       $14.71         78,005
   01/01/2012 to 12/31/2012...........    $14.71       $17.03         91,160
   01/01/2013 to 12/31/2013...........    $17.03       $22.92        111,866
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.15      2,381,599
   01/01/2010 to 12/31/2010...........    $12.15       $13.27      3,684,135
   01/01/2011 to 12/31/2011...........    $13.27       $13.26      2,941,567
   01/01/2012 to 12/31/2012...........    $13.26       $14.74      3,520,732
   01/01/2013 to 12/31/2013...........    $14.74       $16.87      3,553,294
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.91         78,869
   01/01/2010 to 12/31/2010...........    $12.91       $14.32        144,391
   01/01/2011 to 12/31/2011...........    $14.32       $13.79        100,188
   01/01/2012 to 12/31/2012...........    $13.79       $15.84        159,373
   01/01/2013 to 12/31/2013...........    $15.84       $20.12        234,450
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.16        352,417
   01/01/2010 to 12/31/2010...........    $13.16       $14.93        560,108
   01/01/2011 to 12/31/2011...........    $14.93       $14.38        391,513
   01/01/2012 to 12/31/2012...........    $14.38       $16.56        455,410
   01/01/2013 to 12/31/2013...........    $16.56       $23.36        510,993
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.76        309,121
   01/01/2010 to 12/31/2010...........    $13.76       $16.23        532,642
   01/01/2011 to 12/31/2011...........    $16.23       $13.53        405,357
   01/01/2012 to 12/31/2012...........    $13.53       $13.73        474,185
   01/01/2013 to 12/31/2013...........    $13.73       $15.51        441,601

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.11        235,256
   01/01/2010 to 12/31/2010...........    $11.11       $11.50        329,128
   01/01/2011 to 12/31/2011...........    $11.50       $11.73        303,906
   01/01/2012 to 12/31/2012...........    $11.73       $12.09        346,069
   01/01/2013 to 12/31/2013...........    $12.09       $11.40        329,380
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.77        219,488
   01/01/2010 to 12/31/2010...........    $12.77       $14.33        330,431
   01/01/2011 to 12/31/2011...........    $14.33       $13.55        303,754
   01/01/2012 to 12/31/2012...........    $13.55       $14.74        384,109
   01/01/2013 to 12/31/2013...........    $14.74       $17.40        854,855
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010...........    $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011...........    $11.36       $11.80        821,274
   01/01/2012 to 12/31/2012...........    $11.80       $12.46      1,119,758
   01/01/2013 to 12/31/2013...........    $12.46       $12.03      1,074,695
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $10.04       $12.63          4,341
   01/01/2010 to 07/16/2010...........    $12.63       $12.35              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $10.05       $12.74         15,269
   01/01/2010 to 07/16/2010...........    $12.74       $12.08              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.89       $12.84          7,056
   01/01/2010 to 07/16/2010...........    $12.84       $11.97              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $13.28          2,107
   01/01/2010 to 12/31/2010...........    $13.28       $15.48          9,248
   01/01/2011 to 12/31/2011...........    $15.48       $13.50         16,168
   01/01/2012 to 12/31/2012...........    $13.50       $15.06          4,353
   01/01/2013 to 12/31/2013...........    $15.06       $19.33          6,909

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $10.07       $12.83      2,577,060
   01/01/2010 to 12/31/2010...........    $12.83       $13.85      4,539,049
   01/01/2011 to 12/31/2011...........    $13.85       $13.34      3,133,992
   01/01/2012 to 09/21/2012...........    $13.34       $14.90              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $14.49          2,949
   01/01/2010 to 12/31/2010...........    $14.49       $15.58          8,740
   01/01/2011 to 12/31/2011...........    $15.58       $14.12          7,672
   01/01/2012 to 12/31/2012...........    $14.12       $17.33          6,903
   01/01/2013 to 12/31/2013...........    $17.33       $19.41          7,826
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.15          1,830
   01/01/2012 to 04/27/2012...........    $ 8.15       $ 9.22              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.10         14,723
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.58         11,564
   01/01/2013 to 12/31/2013...........    $10.58       $13.58          9,719
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.04       $13.15              0
   01/01/2010 to 12/31/2010...........    $13.15       $15.95          1,893
   01/01/2011 to 04/29/2011...........    $15.95       $17.74              0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.00       $13.99          1,396
   01/01/2010 to 12/31/2010...........    $13.99       $15.12          5,500
   01/01/2011 to 04/29/2011...........    $15.12       $15.93              0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.76          2,672
   01/01/2010 to 12/31/2010...........    $12.76       $13.15         13,907
   01/01/2011 to 12/31/2011...........    $13.15       $13.39          5,002
   01/01/2012 to 12/31/2012...........    $13.39       $15.86          5,297
   01/01/2013 to 12/31/2013...........    $15.86       $21.84          6,345
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.74          1,679
   01/01/2013 to 12/31/2013...........    $ 9.74       $13.07          2,478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $10.12       $14.51        16,330
   01/01/2010 to 12/31/2010...........    $14.51       $16.51        23,496
   01/01/2011 to 12/31/2011...........    $16.51       $12.55        22,359
   01/01/2012 to 12/31/2012...........    $12.55       $14.35        17,923
   01/01/2013 to 12/31/2013...........    $14.35       $14.06        19,944
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $10.20       $14.01        79,546
   01/01/2010 to 12/31/2010...........    $14.01       $15.64        47,987
   01/01/2011 to 12/31/2011...........    $15.64       $11.18        30,095
   01/01/2012 to 12/31/2012...........    $11.18       $12.65        17,301
   01/01/2013 to 12/31/2013...........    $12.65       $14.24         2,209
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 9.77       $12.51             0
   01/01/2010 to 12/31/2010...........    $12.51       $13.28             0
   01/01/2011 to 12/31/2011...........    $13.28       $ 9.53             0
   01/01/2012 to 12/31/2012...........    $ 9.53       $12.45             0
   01/01/2013 to 12/31/2013...........    $12.45       $16.27             0
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $10.15       $14.30         5,245
   01/01/2010 to 12/31/2010...........    $14.30       $18.17        12,227
   01/01/2011 to 12/31/2011...........    $18.17       $14.92         6,546
   01/01/2012 to 12/31/2012...........    $14.92       $15.85         5,749
   01/01/2013 to 12/31/2013...........    $15.85       $18.39         7,201
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 7.33        14,885
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 5.90        11,324
   01/01/2011 to 12/31/2011...........    $ 5.90       $ 5.27        10,302
   01/01/2012 to 12/31/2012...........    $ 5.27       $ 4.30         8,352
   01/01/2013 to 12/31/2013...........    $ 4.30       $ 3.10         8,342
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $10.05       $12.67         1,486
   01/01/2010 to 12/31/2010...........    $12.67       $13.97         1,778
   01/01/2011 to 12/31/2011...........    $13.97       $13.69        11,035
   01/01/2012 to 12/31/2012...........    $13.69       $15.27         8,591
   01/01/2013 to 12/31/2013...........    $15.27       $19.41        17,024

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.57         5,807
   01/01/2010 to 12/31/2010...........    $12.57       $14.45        13,043
   01/01/2011 to 12/31/2011...........    $14.45       $15.14        10,285
   01/01/2012 to 12/31/2012...........    $15.14       $16.44        11,382
   01/01/2013 to 12/31/2013...........    $16.44       $20.68        13,893
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.31         3,759
   01/01/2010 to 12/31/2010...........    $12.31       $14.63        12,760
   01/01/2011 to 12/31/2011...........    $14.63       $15.12         7,887
   01/01/2012 to 12/31/2012...........    $15.12       $18.09        10,022
   01/01/2013 to 12/31/2013...........    $18.09       $24.78        15,269
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $10.15       $13.64             0
   01/01/2010 to 12/31/2010...........    $13.64       $13.71             0
   01/01/2011 to 12/31/2011...........    $13.71       $12.24        13,219
   01/01/2012 to 12/31/2012...........    $12.24       $13.98         6,585
   01/01/2013 to 12/31/2013...........    $13.98       $16.65         4,510
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 9.83       $12.88        27,227
   01/01/2010 to 12/31/2010...........    $12.88       $14.00        44,524
   01/01/2011 to 12/31/2011...........    $14.00       $11.81        27,787
   01/01/2012 to 12/31/2012...........    $11.81       $14.43        28,486
   01/01/2013 to 12/31/2013...........    $14.43       $18.67        28,246
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.79        13,698
   01/01/2010 to 12/31/2010...........    $12.79       $12.88        32,759
   01/01/2011 to 12/31/2011...........    $12.88       $13.89        25,295
   01/01/2012 to 12/31/2012...........    $13.89       $15.98        33,528
   01/01/2013 to 12/31/2013...........    $15.98       $21.87        43,510
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.78        17,879
   01/01/2010 to 12/31/2010...........    $12.78       $15.50        41,384
   01/01/2011 to 12/31/2011...........    $15.50       $14.91        27,863
   01/01/2012 to 12/31/2012...........    $14.91       $16.91        22,834
   01/01/2013 to 12/31/2013...........    $16.91       $22.89        26,481

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.37             0
   01/01/2010 to 12/31/2010...........    $11.37       $10.41             0
   01/01/2011 to 12/31/2011...........    $10.41       $ 8.30         6,766
   01/01/2012 to 12/31/2012...........    $ 8.30       $10.00             0
   01/01/2013 to 12/31/2013...........    $10.00       $14.52         1,024
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.65        10,063
   01/01/2010 to 12/31/2010...........    $12.65       $14.02        14,530
   01/01/2011 to 12/31/2011...........    $14.02       $14.16         5,038
   01/01/2012 to 12/31/2012...........    $14.16       $15.64        30,687
   01/01/2013 to 12/31/2013...........    $15.64       $20.01        23,862
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.70         4,839
   01/01/2010 to 12/31/2010...........    $12.70       $14.04         9,437
   01/01/2011 to 12/31/2011...........    $14.04       $13.58        50,359
   01/01/2012 to 12/31/2012...........    $13.58       $15.35        17,975
   01/01/2013 to 12/31/2013...........    $15.35       $19.53        22,617
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.67         4,229
   01/01/2010 to 12/31/2010...........    $12.67       $15.93        12,678
   01/01/2011 to 12/31/2011...........    $15.93       $15.16        39,656
   01/01/2012 to 12/31/2012...........    $15.16       $17.13        21,307
   01/01/2013 to 12/31/2013...........    $17.13       $21.90        19,911
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.77         9,560
   01/01/2010 to 12/31/2010...........    $12.77       $15.07        16,744
   01/01/2011 to 12/31/2011...........    $15.07       $14.18         9,804
   01/01/2012 to 12/31/2012...........    $14.18       $16.19        12,709
   01/01/2013 to 12/31/2013...........    $16.19       $20.96        15,449
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.05        15,664
   01/01/2010 to 12/31/2010...........    $13.05       $15.12        10,388
   01/01/2011 to 12/31/2011...........    $15.12       $15.02         8,558
   01/01/2012 to 12/31/2012...........    $15.02       $17.11        18,400
   01/01/2013 to 12/31/2013...........    $17.11       $22.50        19,253

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $11.93         8,600
   01/01/2010 to 12/31/2010...........    $11.93       $13.77        13,277
   01/01/2011 to 12/31/2011...........    $13.77       $13.79        13,136
   01/01/2012 to 12/31/2012...........    $13.79       $13.90        11,121
   01/01/2013 to 12/31/2013...........    $13.90       $16.89         8,012
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.09             0
   01/01/2010 to 12/31/2010...........    $13.09       $12.89         1,217
   01/01/2011 to 12/31/2011...........    $12.89       $14.66           422
   01/01/2012 to 12/31/2012...........    $14.66       $16.06           641
   01/01/2013 to 12/31/2013...........    $16.06       $20.70         3,509
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.68        15,781
   01/01/2010 to 12/31/2010...........    $13.68       $17.82        17,579
   01/01/2011 to 12/31/2011...........    $17.82       $14.10        14,426
   01/01/2012 to 12/31/2012...........    $14.10       $11.80        16,082
   01/01/2013 to 12/31/2013...........    $11.80       $ 7.17         7,974
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $14.03         5,775
   01/01/2010 to 12/31/2010...........    $14.03       $17.14         9,961
   01/01/2011 to 12/31/2011...........    $17.14       $17.58         7,552
   01/01/2012 to 12/31/2012...........    $17.58       $20.18        12,078
   01/01/2013 to 12/31/2013...........    $20.18       $19.79         7,304
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.23        99,212
   01/01/2010 to 12/31/2010...........    $10.23       $ 8.42       118,627
   01/01/2011 to 12/31/2011...........    $ 8.42       $ 5.15        96,319
   01/01/2012 to 12/31/2012...........    $ 5.15       $ 4.70        75,171
   01/01/2013 to 12/31/2013...........    $ 4.70       $ 5.36        74,003
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.10         5,914
   01/01/2010 to 12/31/2010...........    $ 7.10       $ 5.48             0
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 4.81           888
   01/01/2012 to 12/31/2012...........    $ 4.81       $ 3.82           467
   01/01/2013 to 12/31/2013...........    $ 3.82       $ 2.64           466

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.59         7,902
   01/01/2010 to 12/31/2010...........    $12.59       $15.50        12,130
   01/01/2011 to 12/31/2011...........    $15.50       $15.38        37,487
   01/01/2012 to 12/31/2012...........    $15.38       $16.94         6,972
   01/01/2013 to 12/31/2013...........    $16.94       $23.30        10,495
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.41         2,746
   01/01/2010 to 12/31/2010...........    $12.41       $14.84         9,583
   01/01/2011 to 12/31/2011...........    $14.84       $13.94         1,758
   01/01/2012 to 12/31/2012...........    $13.94       $15.86         3,474
   01/01/2013 to 12/31/2013...........    $15.86       $21.39        13,029
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $11.02         7,985
   01/01/2010 to 12/31/2010...........    $11.02       $12.49        14,287
   01/01/2011 to 12/31/2011...........    $12.49       $12.47         6,494
   01/01/2012 to 12/31/2012...........    $12.47       $14.23        12,605
   01/01/2013 to 12/31/2013...........    $14.23       $15.62        13,795
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.91         2,369
   01/01/2010 to 12/31/2010...........    $ 8.91       $ 9.61         2,261
   01/01/2011 to 12/31/2011...........    $ 9.61       $13.51         5,682
   01/01/2012 to 12/31/2012...........    $13.51       $13.36         2,675
   01/01/2013 to 12/31/2013...........    $13.36       $10.58           740
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.94       $16.03             0
   01/01/2010 to 12/31/2010...........    $16.03       $23.51            85
   01/01/2011 to 12/31/2011...........    $23.51       $19.88            30
   01/01/2012 to 12/31/2012...........    $19.88       $25.80             0
   01/01/2013 to 12/31/2013...........    $25.80       $43.12             0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.23       $12.26        14,879
   01/01/2010 to 12/31/2010...........    $12.26       $12.72        29,651
   01/01/2011 to 12/31/2011...........    $12.72       $14.64        21,227
   01/01/2012 to 12/31/2012...........    $14.64       $14.36        33,324
   01/01/2013 to 12/31/2013...........    $14.36       $15.94        25,635

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.41             0
   01/01/2010 to 12/31/2010...........    $13.41       $14.97           169
   01/01/2011 to 12/31/2011...........    $14.97       $12.48           211
   01/01/2012 to 12/31/2012...........    $12.48       $14.96           190
   01/01/2013 to 12/31/2013...........    $14.96       $17.42           190
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.01             0
   01/01/2010 to 12/31/2010...........    $12.01       $14.04         1,471
   01/01/2011 to 12/31/2011...........    $14.04       $14.93         2,275
   01/01/2012 to 12/31/2012...........    $14.93       $16.00         2,242
   01/01/2013 to 12/31/2013...........    $16.00       $22.28         2,219
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.31             0
   01/01/2010 to 12/31/2010...........    $12.31       $14.36             0
   01/01/2011 to 12/31/2011...........    $14.36       $13.83             0
   01/01/2012 to 12/31/2012...........    $13.83       $15.31             0
   01/01/2013 to 12/31/2013...........    $15.31       $20.37             0
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.30           903
   01/01/2010 to 12/31/2010...........    $13.30       $15.21         2,646
   01/01/2011 to 12/31/2011...........    $15.21       $16.05           902
   01/01/2012 to 12/31/2012...........    $16.05       $17.41           902
   01/01/2013 to 12/31/2013...........    $17.41       $22.31           901
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $13.72         3,178
   01/01/2010 to 12/31/2010...........    $13.72       $15.66         4,387
   01/01/2011 to 12/31/2011...........    $15.66       $16.26         2,496
   01/01/2012 to 12/31/2012...........    $16.26       $16.81         2,492
   01/01/2013 to 12/31/2013...........    $16.81       $21.11         1,369
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $10.09       $12.28         2,125
   01/01/2010 to 07/16/2010...........    $12.28       $11.77             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011...........    $14.59       $12.46        18,690
   01/01/2012 to 12/31/2012...........    $12.46       $13.88        16,680
   01/01/2013 to 12/31/2013...........    $13.88       $16.31        17,582

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.77       $13.69         4,900
   01/01/2011 to 12/31/2011...........    $13.69       $13.12         5,173
   01/01/2012 to 12/31/2012...........    $13.12       $15.35         4,736
   01/01/2013 to 12/31/2013...........    $15.35       $19.60         5,121
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011...........    $15.07       $13.97         7,751
   01/01/2012 to 12/31/2012...........    $13.97       $16.52         7,348
   01/01/2013 to 12/31/2013...........    $16.52       $22.70         7,439
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.23        14,957
   01/01/2011 to 12/31/2011...........    $12.23       $11.46        12,237
   01/01/2012 to 12/31/2012...........    $11.46       $12.13         9,847
   01/01/2013 to 12/31/2013...........    $12.13       $17.89        12,283

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.53               0
   01/01/2006 to 12/31/2006...........    $10.53       $11.29               0
   01/01/2007 to 12/31/2007...........    $11.29       $11.62               0
   01/01/2008 to 12/31/2008...........    $11.62       $10.84               0
   01/01/2009 to 12/31/2009...........    $10.84       $12.40               0
   01/01/2010 to 12/31/2010...........    $12.40       $14.12               0
   01/01/2011 to 12/31/2011...........    $14.12       $14.20               0
   01/01/2012 to 12/31/2012...........    $14.20       $15.85               0
   01/01/2013 to 12/31/2013...........    $15.85       $17.07               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       1,490,936
   01/01/2006 to 12/31/2006...........    $10.01       $10.95       8,182,830
   01/01/2007 to 12/31/2007...........    $10.95       $11.70      12,516,386
   01/01/2008 to 12/31/2008...........    $11.70       $ 7.81       7,417,897
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 9.50      11,207,973
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.41      10,629,323
   01/01/2011 to 12/31/2011...........    $10.41       $ 9.91       8,503,821
   01/01/2012 to 12/31/2012...........    $ 9.91       $10.92       8,408,411
   01/01/2013 to 12/31/2013...........    $10.92       $11.75       7,673,814
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.62       1,192,552
   01/01/2007 to 12/31/2007...........    $10.62       $11.38       2,952,379
   01/01/2008 to 12/31/2008...........    $11.38       $ 7.81       2,751,485
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 9.65       4,790,959
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.73       4,688,102
   01/01/2011 to 12/31/2011...........    $10.73       $10.52       3,657,333
   01/01/2012 to 12/31/2012...........    $10.52       $11.69       3,728,404
   01/01/2013 to 12/31/2013...........    $11.69       $13.34       3,521,076

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.41       $13.17        141,575
   01/01/2005 to 12/02/2005...........    $13.17       $15.05              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.07       $13.00        256,194
   01/01/2005 to 12/02/2005...........    $13.00       $14.31              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.46       $13.73        368,328
   01/01/2005 to 12/31/2005...........    $13.73       $14.06        407,960
   01/01/2006 to 12/31/2006...........    $14.06       $16.07        566,185
   01/01/2007 to 12/31/2007...........    $16.07       $15.71        607,322
   01/01/2008 to 12/31/2008...........    $15.71       $10.03        184,950
   01/01/2009 to 12/31/2009...........    $10.03       $11.56        381,797
   01/01/2010 to 12/31/2010...........    $11.56       $12.88        429,126
   01/01/2011 to 12/31/2011...........    $12.88       $13.05        278,392
   01/01/2012 to 05/04/2012...........    $13.05       $14.16              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         69,241
   01/01/2006 to 12/31/2006...........    $10.02       $10.84      1,751,149
   01/01/2007 to 12/31/2007...........    $10.84       $11.57      3,475,993
   01/01/2008 to 12/31/2008...........    $11.57       $ 8.07      4,130,990
   01/01/2009 to 12/31/2009...........    $ 8.07       $ 9.74      7,745,284
   01/01/2010 to 12/31/2010...........    $ 9.74       $10.70      7,266,419
   01/01/2011 to 12/31/2011...........    $10.70       $10.35      5,714,960
   01/01/2012 to 12/31/2012...........    $10.35       $11.39      5,660,006
   01/01/2013 to 12/31/2013...........    $11.39       $13.11      5,499,705
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.14        134,294
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.00        295,136
   01/01/2013 to 12/31/2013...........    $10.00       $10.85        256,009
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.46          9,275
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009..........    $ 9.96       $ 9.98              0
   01/01/2010 to 12/31/2010...........    $ 9.98       $10.69              0
   01/01/2011 to 12/31/2011...........    $10.69       $11.13              0
   01/01/2012 to 12/31/2012...........    $11.13       $11.21              0
   01/01/2013 to 12/31/2013...........    $11.21       $10.94              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........    $ 9.94       $ 9.60            0
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.39          159
   01/01/2011 to 12/31/2011...........    $10.39       $11.15        1,267
   01/01/2012 to 12/31/2012...........    $11.15       $11.36            0
   01/01/2013 to 12/31/2013...........    $11.36       $11.04            0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.72           11
   01/01/2011 to 12/31/2011...........    $10.72       $11.69            0
   01/01/2012 to 12/31/2012...........    $11.69       $12.03            0
   01/01/2013 to 12/31/2013...........    $12.03       $11.52            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........    $ 9.92       $ 9.67            0
   01/01/2010 to 12/31/2010...........    $ 9.67       $10.52            0
   01/01/2011 to 12/31/2011...........    $10.52       $11.69        2,152
   01/01/2012 to 12/31/2012...........    $11.69       $12.09        1,787
   01/01/2013 to 12/31/2013...........    $12.09       $11.46        1,606
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........    $ 9.91       $ 9.57            0
   01/01/2010 to 12/31/2010...........    $ 9.57       $10.43            0
   01/01/2011 to 12/31/2011...........    $10.43       $11.83            0
   01/01/2012 to 12/31/2012...........    $11.83       $12.26        1,427
   01/01/2013 to 12/31/2013...........    $12.26       $11.42        1,341
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........    $ 9.88       $ 9.25            0
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.12        1,606
   01/01/2011 to 12/31/2011...........    $10.12       $11.75            0
   01/01/2012 to 12/31/2012...........    $11.75       $12.22            0
   01/01/2013 to 12/31/2013...........    $12.22       $11.18            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.97            0
   01/01/2011 to 12/31/2011...........    $10.97       $12.91        8,594
   01/01/2012 to 12/31/2012...........    $12.91       $13.49        1,011
   01/01/2013 to 12/31/2013...........    $13.49       $12.28            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.98          38,785
   01/01/2012 to 12/31/2012...........    $11.98       $12.41          32,189
   01/01/2013 to 12/31/2013...........    $12.41       $10.96               0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.36          10,806
   01/01/2013 to 12/31/2013...........    $10.36       $ 9.10          10,492
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.72          84,918
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00         699,752
   01/01/2006 to 12/31/2006...........    $10.00       $11.13      11,111,597
   01/01/2007 to 12/31/2007...........    $11.13       $11.95      17,220,372
   01/01/2008 to 12/31/2008...........    $11.95       $ 7.60       9,823,555
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 9.33      15,163,970
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.35      13,739,380
   01/01/2011 to 12/31/2011...........    $10.35       $ 9.88      10,350,363
   01/01/2012 to 12/31/2012...........    $ 9.88       $10.99      10,445,990
   01/01/2013 to 12/31/2013...........    $10.99       $13.20      10,870,252
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.61          16,828
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.88       $18.74         538,151
   01/01/2005 to 12/31/2005...........    $18.74       $21.06         634,076
   01/01/2006 to 12/31/2006...........    $21.06       $28.17         782,064
   01/01/2007 to 12/31/2007...........    $28.17       $22.07         553,831
   01/01/2008 to 12/31/2008...........    $22.07       $14.02         141,679
   01/01/2009 to 12/31/2009...........    $14.02       $18.10         306,725
   01/01/2010 to 12/31/2010...........    $18.10       $22.80         288,481
   01/01/2011 to 12/31/2011...........    $22.80       $23.78         193,734
   01/01/2012 to 12/31/2012...........    $23.78       $26.84         197,606
   01/01/2013 to 12/31/2013...........    $26.84       $27.08         178,593

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.15       $16.90        213,632
   01/01/2005 to 12/31/2005...........    $16.90       $16.74        335,310
   01/01/2006 to 12/31/2006...........    $16.74       $19.65        375,313
   01/01/2007 to 12/31/2007...........    $19.65       $15.81        252,414
   01/01/2008 to 07/18/2008...........    $15.81       $14.44              0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.66         50,707
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.35       $19.69        808,007
   01/01/2005 to 12/31/2005...........    $19.69       $21.08      1,270,136
   01/01/2006 to 12/31/2006...........    $21.08       $23.30      1,083,684
   01/01/2007 to 12/31/2007...........    $23.30       $25.35      1,044,299
   01/01/2008 to 12/31/2008...........    $25.35       $13.87        426,639
   01/01/2009 to 12/31/2009...........    $13.87       $18.00        521,277
   01/01/2010 to 12/31/2010...........    $18.00       $23.35        423,460
   01/01/2011 to 12/31/2011...........    $23.35       $19.85        324,222
   01/01/2012 to 12/31/2012...........    $19.85       $23.32        310,819
   01/01/2013 to 12/31/2013...........    $23.32       $32.13        250,923
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99              0
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.12        293,270
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.44        637,051
   01/01/2010 to 12/31/2010...........    $ 8.44       $ 9.36        640,423
   01/01/2011 to 12/31/2011...........    $ 9.36       $ 8.94        583,270
   01/01/2012 to 12/31/2012...........    $ 8.94       $ 9.94        921,477
   01/01/2013 to 12/31/2013...........    $ 9.94       $11.59      1,047,049
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54        991,205
   01/01/2007 to 12/31/2007...........    $10.54       $11.19      2,719,778
   01/01/2008 to 12/31/2008...........    $11.19       $ 7.17      2,130,587
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.70      5,923,242
   01/01/2010 to 12/31/2010...........    $ 8.70       $ 9.73      3,965,780
   01/01/2011 to 12/31/2011...........    $ 9.73       $ 9.38      3,258,099
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.15      3,289,698
   01/01/2013 to 12/31/2013...........    $10.15       $11.40      3,161,914

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.46        153,226
   01/01/2009 to 11/13/2009...........    $ 7.46       $ 8.30              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.71      1,829,167
   01/01/2013 to 12/31/2013...........    $10.71       $13.05      1,775,721
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.78        143,330
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.10          1,748
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.06        182,513
   01/01/2010 to 12/31/2010...........    $ 8.06       $ 9.48        190,055
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 8.81         57,541
   01/01/2012 to 12/31/2012...........    $ 8.81       $10.93        134,373
   01/01/2013 to 12/31/2013...........    $10.93       $11.16         91,920
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.59       $11.76        277,607
   01/01/2005 to 12/31/2005...........    $11.76       $11.89        320,764
   01/01/2006 to 12/31/2006...........    $11.89       $12.80        403,594
   01/01/2007 to 12/31/2007...........    $12.80       $14.28        478,752
   01/01/2008 to 12/31/2008...........    $14.28       $ 8.34        140,965
   01/01/2009 to 12/31/2009...........    $ 8.34       $12.20        278,543
   01/01/2010 to 12/31/2010...........    $12.20       $13.16        245,748
   01/01/2011 to 12/31/2011...........    $13.16       $12.37        131,077
   01/01/2012 to 12/31/2012...........    $12.37       $14.50        146,206
   01/01/2013 to 12/31/2013...........    $14.50       $18.40        122,816
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.74       $13.83      4,694,207
   01/01/2005 to 12/31/2005...........    $13.83       $14.18      7,461,229
   01/01/2006 to 12/31/2006...........    $14.18       $16.28      5,511,714
   01/01/2007 to 12/31/2007...........    $16.28       $16.74      4,716,388
   01/01/2008 to 12/31/2008...........    $16.74       $ 9.72      1,869,770
   01/01/2009 to 12/31/2009...........    $ 9.72       $11.33      2,664,194
   01/01/2010 to 12/31/2010...........    $11.33       $12.52      2,372,948
   01/01/2011 to 12/31/2011...........    $12.52       $11.57      1,666,771
   01/01/2012 to 12/31/2012...........    $11.57       $13.55      1,529,492
   01/01/2013 to 12/31/2013...........    $13.55       $17.71      1,393,130

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.71       $14.47        994,493
   01/01/2005 to 12/31/2005...........    $14.47       $14.84      1,394,969
   01/01/2006 to 12/31/2006...........    $14.84       $15.43      1,131,414
   01/01/2007 to 12/31/2007...........    $15.43       $18.02        957,378
   01/01/2008 to 12/31/2008...........    $18.02       $10.44        319,518
   01/01/2009 to 12/31/2009...........    $10.44       $16.04        607,802
   01/01/2010 to 12/31/2010...........    $16.04       $18.81        557,731
   01/01/2011 to 12/31/2011...........    $18.81       $17.86        342,929
   01/01/2012 to 12/31/2012...........    $17.86       $20.90        321,984
   01/01/2013 to 12/31/2013...........    $20.90       $27.04        304,604
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16          2,429
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.54        409,645
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 9.10      1,347,384
   01/01/2010 to 12/31/2010...........    $ 9.10       $ 9.94      1,364,893
   01/01/2011 to 12/31/2011...........    $ 9.94       $ 9.68      1,229,638
   01/01/2012 to 12/31/2012...........    $ 9.68       $10.43      1,305,920
   01/01/2013 to 12/31/2013...........    $10.43       $11.20      1,216,347
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.38       $16.83              0
   01/01/2006 to 12/31/2006...........    $16.83       $19.31              0
   01/01/2007 to 12/31/2007...........    $19.31       $17.92              0
   01/01/2008 to 12/31/2008...........    $17.92       $12.86          6,922
   01/01/2009 to 12/31/2009...........    $12.86       $15.97        119,783
   01/01/2010 to 12/31/2010...........    $15.97       $19.81        141,186
   01/01/2011 to 12/31/2011...........    $19.81       $19.63        131,120
   01/01/2012 to 12/31/2012...........    $19.63       $22.23        140,378
   01/01/2013 to 12/31/2013...........    $22.23       $30.19        163,393
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.36       $14.29        234,446
   01/01/2005 to 12/31/2005...........    $14.29       $15.28        532,089
   01/01/2006 to 12/31/2006...........    $15.28       $18.21        795,655
   01/01/2007 to 12/31/2007...........    $18.21       $18.02        726,094
   01/01/2008 to 12/31/2008...........    $18.02       $11.06        329,004
   01/01/2009 to 12/31/2009...........    $11.06       $12.79        374,919
   01/01/2010 to 12/31/2010...........    $12.79       $14.08        310,453
   01/01/2011 to 12/31/2011...........    $14.08       $13.71        284,321
   01/01/2012 to 12/31/2012...........    $13.71       $15.21        270,868
   01/01/2013 to 12/31/2013...........    $15.21       $20.04        226,230

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.21       $13.27         707,876
   01/01/2005 to 12/31/2005...........    $13.27       $13.13         742,528
   01/01/2006 to 12/31/2006...........    $13.13       $14.18         857,624
   01/01/2007 to 12/31/2007...........    $14.18       $14.21         663,353
   01/01/2008 to 12/31/2008...........    $14.21       $10.36         622,659
   01/01/2009 to 12/31/2009...........    $10.36       $13.74       1,143,871
   01/01/2010 to 12/31/2010...........    $13.74       $15.26       1,009,792
   01/01/2011 to 12/31/2011...........    $15.26       $15.40         835,410
   01/01/2012 to 12/31/2012...........    $15.40       $17.16         793,565
   01/01/2013 to 12/31/2013...........    $17.16       $18.00         714,730
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.32       $15.13       2,722,552
   01/01/2005 to 12/31/2005...........    $15.13       $17.26       3,615,924
   01/01/2006 to 12/31/2006...........    $17.26       $20.43       2,835,178
   01/01/2007 to 12/31/2007...........    $20.43       $23.80       2,518,402
   01/01/2008 to 12/31/2008...........    $23.80       $11.59       1,096,351
   01/01/2009 to 12/31/2009...........    $11.59       $15.34       1,343,040
   01/01/2010 to 12/31/2010...........    $15.34       $17.19       1,165,465
   01/01/2011 to 12/31/2011...........    $17.19       $14.65         805,165
   01/01/2012 to 12/31/2012...........    $14.65       $17.25         743,683
   01/01/2013 to 12/31/2013...........    $17.25       $20.10         761,146
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.82       $15.19         119,845
   01/01/2005 to 12/31/2005...........    $15.19       $16.90         223,826
   01/01/2006 to 12/31/2006...........    $16.90       $21.08         537,213
   01/01/2007 to 12/31/2007...........    $21.08       $24.30         807,650
   01/01/2008 to 12/31/2008...........    $24.30       $13.31         324,862
   01/01/2009 to 12/31/2009...........    $13.31       $17.00         489,840
   01/01/2010 to 12/31/2010...........    $17.00       $18.48         430,398
   01/01/2011 to 12/31/2011...........    $18.48       $15.81         259,005
   01/01/2012 to 12/31/2012...........    $15.81       $18.05         242,791
   01/01/2013 to 12/31/2013...........    $18.05       $21.10         231,907
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.00       $10.68      13,968,463
   01/01/2009 to 12/31/2009...........    $10.68       $11.63       5,281,251
   01/01/2010 to 12/31/2010...........    $11.63       $12.61       2,953,841
   01/01/2011 to 12/31/2011...........    $12.61       $13.88      10,354,266
   01/01/2012 to 12/31/2012...........    $13.88       $14.86       6,108,441
   01/01/2013 to 12/31/2013...........    $14.86       $14.08       3,163,103

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18         23,257
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.90        251,869
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.56      1,369,348
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.53      1,265,070
   01/01/2011 to 12/31/2011...........    $ 9.53       $ 9.27      1,022,423
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.31      1,012,823
   01/01/2013 to 12/31/2013...........    $10.31       $11.73        910,867
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.72       $14.57        284,319
   01/01/2005 to 12/31/2005...........    $14.57       $15.83        560,887
   01/01/2006 to 12/31/2006...........    $15.83       $19.02        843,155
   01/01/2007 to 12/31/2007...........    $19.02       $20.37        924,920
   01/01/2008 to 12/31/2008...........    $20.37       $11.68        239,108
   01/01/2009 to 12/31/2009...........    $11.68       $15.53        435,574
   01/01/2010 to 12/31/2010...........    $15.53       $16.29        350,543
   01/01/2011 to 12/31/2011...........    $16.29       $14.48        217,032
   01/01/2012 to 12/31/2012...........    $14.48       $17.27        215,216
   01/01/2013 to 12/31/2013...........    $17.27       $19.50        172,676
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.62       $12.63         52,110
   01/01/2005 to 12/31/2005...........    $12.63       $13.21         84,700
   01/01/2006 to 12/31/2006...........    $13.21       $14.37        116,438
   01/01/2007 to 12/31/2007...........    $14.37       $14.33        770,623
   01/01/2008 to 12/31/2008...........    $14.33       $11.55      2,054,413
   01/01/2009 to 12/31/2009...........    $11.55       $13.80      3,266,838
   01/01/2010 to 12/31/2010...........    $13.80       $14.49      2,933,444
   01/01/2011 to 12/31/2011...........    $14.49       $14.21      2,229,285
   01/01/2012 to 12/31/2012...........    $14.21       $15.39      2,080,207
   01/01/2013 to 12/31/2013...........    $15.39       $16.72      1,918,532
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28          7,486
   01/01/2010 to 12/31/2010...........    $10.28       $11.20         32,266
   01/01/2011 to 12/31/2011...........    $11.20       $11.03         28,245
   01/01/2012 to 12/31/2012...........    $11.03       $12.44         97,638
   01/01/2013 to 12/31/2013...........    $12.44       $16.61         73,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29          6,064
   01/01/2010 to 12/31/2010...........    $10.29       $11.45         84,233
   01/01/2011 to 12/31/2011...........    $11.45       $10.55         25,838
   01/01/2012 to 12/31/2012...........    $10.55       $11.69         40,534
   01/01/2013 to 12/31/2013...........    $11.69       $15.03         46,037
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.61       $13.12        198,898
   01/01/2005 to 12/31/2005...........    $13.12       $13.67        661,210
   01/01/2006 to 12/31/2006...........    $13.67       $15.84        854,051
   01/01/2007 to 12/31/2007...........    $15.84       $15.04        868,038
   01/01/2008 to 12/31/2008...........    $15.04       $ 8.61        559,310
   01/01/2009 to 12/31/2009...........    $ 8.61       $10.06        809,232
   01/01/2010 to 12/31/2010...........    $10.06       $11.14        664,968
   01/01/2011 to 12/31/2011...........    $11.14       $10.44        452,521
   01/01/2012 to 12/31/2012...........    $10.44       $11.95        468,308
   01/01/2013 to 12/31/2013...........    $11.95       $16.35        481,548
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.26       $13.88      4,692,895
   01/01/2005 to 12/31/2005...........    $13.88       $14.51      7,428,912
   01/01/2006 to 12/31/2006...........    $14.51       $15.22      6,494,429
   01/01/2007 to 12/31/2007...........    $15.22       $17.12      5,835,660
   01/01/2008 to 12/31/2008...........    $17.12       $ 9.44      2,340,994
   01/01/2009 to 12/31/2009...........    $ 9.44       $11.99      3,090,079
   01/01/2010 to 12/31/2010...........    $11.99       $14.05      2,616,084
   01/01/2011 to 12/31/2011...........    $14.05       $13.62      1,771,437
   01/01/2012 to 12/31/2012...........    $13.62       $14.96      1,622,946
   01/01/2013 to 12/31/2013...........    $14.96       $20.00      1,428,066
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.88       $12.49      1,314,641
   01/01/2005 to 12/31/2005...........    $12.49       $12.36      2,372,398
   01/01/2006 to 12/31/2006...........    $12.36       $13.29      2,027,743
   01/01/2007 to 12/31/2007...........    $13.29       $13.79      1,831,257
   01/01/2008 to 12/31/2008...........    $13.79       $10.36        651,707
   01/01/2009 to 12/31/2009...........    $10.36       $13.64        996,731
   01/01/2010 to 12/31/2010...........    $13.64       $15.14        854,023
   01/01/2011 to 12/31/2011...........    $15.14       $16.32        787,437
   01/01/2012 to 12/31/2012...........    $16.32       $16.91        702,329
   01/01/2013 to 12/31/2013...........    $16.91       $16.22        604,790

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.27       $14.22       219,580
   01/01/2005 to 12/31/2005...........    $14.22       $14.97       367,056
   01/01/2006 to 12/31/2006...........    $14.97       $18.20       484,278
   01/01/2007 to 12/31/2007...........    $18.20       $19.48       317,673
   01/01/2008 to 12/31/2008...........    $19.48       $12.58       165,007
   01/01/2009 to 12/31/2009...........    $12.58       $16.19       276,351
   01/01/2010 to 12/31/2010...........    $16.19       $17.75       238,050
   01/01/2011 to 12/31/2011...........    $17.75       $16.83       179,604
   01/01/2012 to 12/31/2012...........    $16.83       $20.27       201,263
   01/01/2013 to 12/31/2013...........    $20.27       $25.31       217,101
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.38       $12.33       442,758
   01/01/2005 to 12/31/2005...........    $12.33       $12.82       826,301
   01/01/2006 to 12/31/2006...........    $12.82       $13.76       654,691
   01/01/2007 to 12/31/2007...........    $13.76       $15.50       587,845
   01/01/2008 to 12/31/2008...........    $15.50       $ 9.66       309,485
   01/01/2009 to 12/31/2009...........    $ 9.66       $11.75       473,501
   01/01/2010 to 12/31/2010...........    $11.75       $12.97       467,321
   01/01/2011 to 12/31/2011...........    $12.97       $12.61       363,909
   01/01/2012 to 12/31/2012...........    $12.61       $14.45       369,347
   01/01/2013 to 12/31/2013...........    $14.45       $19.33       344,487
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.18         2,723
   01/01/2013 to 12/31/2013...........    $10.18       $13.40        15,752
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.35       $15.06       256,671
   01/01/2005 to 12/31/2005...........    $15.06       $15.54       260,885
   01/01/2006 to 12/31/2006...........    $15.54       $17.37       270,834
   01/01/2007 to 12/31/2007...........    $17.37       $17.46       349,290
   01/01/2008 to 12/31/2008...........    $17.46       $10.57       188,007
   01/01/2009 to 12/31/2009...........    $10.57       $14.37       185,529
   01/01/2010 to 12/31/2010...........    $14.37       $17.38       200,372
   01/01/2011 to 12/31/2011...........    $17.38       $16.42       140,968
   01/01/2012 to 12/31/2012...........    $16.42       $19.02       139,599
   01/01/2013 to 12/31/2013...........    $19.02       $24.64       117,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.83       $ 9.70       1,742,703
   01/01/2005 to 12/31/2005...........    $ 9.70       $ 9.75       2,932,409
   01/01/2006 to 12/31/2006...........    $ 9.75       $ 9.98       5,452,746
   01/01/2007 to 12/31/2007...........    $ 9.98       $10.24       6,373,608
   01/01/2008 to 12/31/2008...........    $10.24       $10.28       7,140,857
   01/01/2009 to 12/31/2009...........    $10.28       $10.08      12,146,856
   01/01/2010 to 12/31/2010...........    $10.08       $ 9.87       6,882,027
   01/01/2011 to 12/31/2011...........    $ 9.87       $ 9.66       5,117,204
   01/01/2012 to 12/31/2012...........    $ 9.66       $ 9.45       4,297,530
   01/01/2013 to 12/31/2013...........    $ 9.45       $ 9.25       2,996,051
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.31       $15.99       1,457,788
   01/01/2005 to 12/31/2005...........    $15.99       $17.54       2,280,095
   01/01/2006 to 12/31/2006...........    $17.54       $19.00       1,954,267
   01/01/2007 to 12/31/2007...........    $19.00       $19.18       1,856,062
   01/01/2008 to 12/31/2008...........    $19.18       $10.84         615,887
   01/01/2009 to 12/31/2009...........    $10.84       $14.92         838,895
   01/01/2010 to 12/31/2010...........    $14.92       $18.02         700,594
   01/01/2011 to 12/31/2011...........    $18.02       $17.19         464,573
   01/01/2012 to 12/31/2012...........    $17.19       $19.70         429,488
   01/01/2013 to 12/31/2013...........    $19.70       $27.38         444,297
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          31,696
   01/01/2012 to 12/31/2012...........    $10.06       $10.33          81,886
   01/01/2013 to 12/31/2013...........    $10.33       $ 9.82          58,909
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.15       $13.80         377,548
   01/01/2005 to 12/31/2005...........    $13.80       $15.32         759,608
   01/01/2006 to 12/31/2006...........    $15.32       $17.10         780,759
   01/01/2007 to 12/31/2007...........    $17.10       $20.45       1,109,272
   01/01/2008 to 12/31/2008...........    $20.45       $11.37         304,442
   01/01/2009 to 12/31/2009...........    $11.37       $14.44         376,081
   01/01/2010 to 12/31/2010...........    $14.44       $18.18         362,937
   01/01/2011 to 12/31/2011...........    $18.18       $18.09         240,513
   01/01/2012 to 12/31/2012...........    $18.09       $19.89         220,903
   01/01/2013 to 12/31/2013...........    $19.89       $25.81         215,573

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.02       $15.02        192,105
   01/01/2005 to 12/31/2005...........    $15.02       $14.75        154,506
   01/01/2006 to 12/31/2006...........    $14.75       $15.55        141,498
   01/01/2007 to 12/31/2007...........    $15.55       $18.06        150,199
   01/01/2008 to 12/31/2008...........    $18.06       $10.16         53,502
   01/01/2009 to 12/31/2009...........    $10.16       $12.18         96,674
   01/01/2010 to 12/31/2010...........    $12.18       $14.33        103,481
   01/01/2011 to 04/29/2011...........    $14.33       $16.05              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.29        340,875
   01/01/2013 to 12/31/2013...........    $10.29       $11.97        346,152
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56         10,522
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.06        421,170
   01/01/2010 to 12/31/2010...........    $ 9.06       $10.84        542,394
   01/01/2011 to 12/31/2011...........    $10.84       $ 8.46        417,963
   01/01/2012 to 12/31/2012...........    $ 8.46       $ 9.76        385,386
   01/01/2013 to 12/31/2013...........    $ 9.76       $ 9.57        399,597
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.19       $10.17      2,785,690
   01/01/2005 to 12/31/2005...........    $10.17       $10.12      5,697,191
   01/01/2006 to 12/31/2006...........    $10.12       $10.28      4,979,340
   01/01/2007 to 12/31/2007...........    $10.28       $10.74      4,520,572
   01/01/2008 to 12/31/2008...........    $10.74       $10.63      1,783,570
   01/01/2009 to 12/31/2009...........    $10.63       $11.46      2,582,749
   01/01/2010 to 12/31/2010...........    $11.46       $11.65      2,352,178
   01/01/2011 to 12/31/2011...........    $11.65       $11.66      1,787,948
   01/01/2012 to 12/31/2012...........    $11.66       $11.95      1,896,924
   01/01/2013 to 12/31/2013...........    $11.95       $11.43      1,814,015
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.48       $10.76      4,319,279
   01/01/2005 to 12/31/2005...........    $10.76       $10.79      2,552,299
   01/01/2006 to 12/31/2006...........    $10.79       $10.96      3,071,632
   01/01/2007 to 12/31/2007...........    $10.96       $11.61      3,499,433
   01/01/2008 to 12/31/2008...........    $11.61       $11.10      2,161,056
   01/01/2009 to 12/31/2009...........    $11.10       $12.66      5,204,934
   01/01/2010 to 12/31/2010...........    $12.66       $13.34      5,710,336
   01/01/2011 to 12/31/2011...........    $13.34       $13.47      4,089,867
   01/01/2012 to 12/31/2012...........    $13.47       $14.41      4,424,264
   01/01/2013 to 12/31/2013...........    $14.41       $13.84      3,714,092

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03          3,929
   01/01/2006 to 12/31/2006...........    $10.03       $10.60        488,478
   01/01/2007 to 12/31/2007...........    $10.60       $11.27      1,460,928
   01/01/2008 to 12/31/2008...........    $11.27       $ 8.88      4,479,321
   01/01/2009 to 12/31/2009...........    $ 8.88       $10.43      6,348,245
   01/01/2010 to 12/31/2010...........    $10.43       $11.29      6,327,981
   01/01/2011 to 12/31/2011...........    $11.29       $11.16      5,779,801
   01/01/2012 to 12/31/2012...........    $11.16       $12.05      5,731,747
   01/01/2013 to 12/31/2013...........    $12.05       $12.88      5,144,078
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          8,347
   01/01/2012 to 12/31/2012...........    $10.06       $10.55         55,118
   01/01/2013 to 12/31/2013...........    $10.55       $10.08         62,739
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.44      1,522,776
   01/01/2007 to 12/31/2007...........    $10.44       $11.38      5,401,880
   01/01/2008 to 12/31/2008...........    $11.38       $ 6.60      3,477,332
   01/01/2009 to 12/31/2009...........    $ 6.60       $ 8.14      8,618,334
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.48      9,260,878
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 8.70      6,193,017
   01/01/2012 to 12/31/2012...........    $ 8.70       $ 9.61      6,530,921
   01/01/2013 to 12/31/2013...........    $ 9.61       $11.01      6,572,365
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.22       $13.15        352,176
   01/01/2005 to 12/31/2005...........    $13.15       $13.32        593,365
   01/01/2006 to 12/31/2006...........    $13.32       $14.68        584,148
   01/01/2007 to 12/31/2007...........    $14.68       $14.66        549,971
   01/01/2008 to 12/31/2008...........    $14.66       $ 8.79        159,115
   01/01/2009 to 12/31/2009...........    $ 8.79       $10.48        205,387
   01/01/2010 to 12/31/2010...........    $10.48       $11.80        174,362
   01/01/2011 to 12/31/2011...........    $11.80       $11.94        171,366
   01/01/2012 to 12/31/2012...........    $11.94       $13.88        220,342
   01/01/2013 to 12/31/2013...........    $13.88       $17.99        206,431
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.87              0
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.82              0
   01/01/2013 to 12/31/2013...........    $ 9.82       $11.76          3,198

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03              0
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.11        771,867
   01/01/2009 to 12/31/2009...........    $ 7.11       $ 8.59      1,946,286
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.40      2,133,092
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 9.03      1,831,386
   01/01/2012 to 12/31/2012...........    $ 9.03       $ 9.75      1,830,001
   01/01/2013 to 12/31/2013...........    $ 9.75       $10.73      1,750,320
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         86,592
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.29        422,681
   01/01/2009 to 12/31/2009...........    $ 7.29       $ 9.05        966,276
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.12      1,357,669
   01/01/2011 to 12/31/2011...........    $10.12       $ 9.67        813,609
   01/01/2012 to 12/31/2012...........    $ 9.67       $10.97      1,086,772
   01/01/2013 to 12/31/2013...........    $10.97       $12.67      1,269,576
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.59       $12.36        186,307
   01/01/2005 to 12/31/2005...........    $12.36       $12.65        268,706
   01/01/2006 to 12/31/2006...........    $12.65       $13.58        245,331
   01/01/2007 to 12/31/2007...........    $13.58       $14.47        415,521
   01/01/2008 to 12/31/2008...........    $14.47       $ 9.88        419,069
   01/01/2009 to 12/31/2009...........    $ 9.88       $12.32      1,149,241
   01/01/2010 to 12/31/2010...........    $12.32       $13.48      1,511,017
   01/01/2011 to 12/31/2011...........    $13.48       $12.75      1,146,269
   01/01/2012 to 12/31/2012...........    $12.75       $13.86      1,211,008
   01/01/2013 to 12/31/2013...........    $13.86       $15.52      1,027,105
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.46       $12.26        136,313
   01/01/2005 to 12/31/2005...........    $12.26       $12.18        174,641
   01/01/2006 to 12/31/2006...........    $12.18       $13.42        211,329
   01/01/2007 to 12/31/2007...........    $13.42       $14.07        241,375
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.95        135,744
   01/01/2009 to 12/31/2009...........    $ 8.95       $11.72        186,730
   01/01/2010 to 12/31/2010...........    $11.72       $15.65        264,893
   01/01/2011 to 12/31/2011...........    $15.65       $15.16        182,093
   01/01/2012 to 12/31/2012...........    $15.16       $16.64        172,270
   01/01/2013 to 12/31/2013...........    $16.64       $22.01        200,610

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.39       $15.26      1,690,870
   01/01/2005 to 12/31/2005...........    $15.26       $15.92      2,449,573
   01/01/2006 to 12/31/2006...........    $15.92       $18.70      2,168,862
   01/01/2007 to 12/31/2007...........    $18.70       $17.27      2,048,735
   01/01/2008 to 12/31/2008...........    $17.27       $11.88        759,534
   01/01/2009 to 12/31/2009...........    $11.88       $14.76      1,180,211
   01/01/2010 to 12/31/2010...........    $14.76       $18.20        935,910
   01/01/2011 to 12/31/2011...........    $18.20       $16.74        565,384
   01/01/2012 to 12/31/2012...........    $16.74       $19.36        534,857
   01/01/2013 to 12/31/2013...........    $19.36       $26.03        476,457
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.09       $13.15        464,055
   01/01/2005 to 12/31/2005...........    $13.15       $13.47        806,582
   01/01/2006 to 12/31/2006...........    $13.47       $14.82        899,160
   01/01/2007 to 12/31/2007...........    $14.82       $15.42      1,597,531
   01/01/2008 to 12/31/2008...........    $15.42       $11.17      1,812,333
   01/01/2009 to 12/31/2009...........    $11.17       $13.57      2,721,144
   01/01/2010 to 12/31/2010...........    $13.57       $14.81      2,846,224
   01/01/2011 to 12/31/2011...........    $14.81       $14.78      2,423,191
   01/01/2012 to 12/31/2012...........    $14.78       $16.42      2,595,791
   01/01/2013 to 12/31/2013...........    $16.42       $18.77      2,595,416
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.65       $14.10        534,389
   01/01/2005 to 12/31/2005...........    $14.10       $14.56        620,110
   01/01/2006 to 12/31/2006...........    $14.56       $17.29      1,007,854
   01/01/2007 to 12/31/2007...........    $17.29       $16.31        860,043
   01/01/2008 to 12/31/2008...........    $16.31       $ 9.28        436,312
   01/01/2009 to 12/31/2009...........    $ 9.28       $11.24        636,029
   01/01/2010 to 12/31/2010...........    $11.24       $12.45        555,205
   01/01/2011 to 12/31/2011...........    $12.45       $11.99        397,607
   01/01/2012 to 12/31/2012...........    $11.99       $13.75        409,713
   01/01/2013 to 12/31/2013...........    $13.75       $17.45        398,433
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.30       $11.70        297,369
   01/01/2005 to 12/31/2005...........    $11.70       $13.32        386,908
   01/01/2006 to 12/31/2006...........    $13.32       $13.77        579,236
   01/01/2007 to 12/31/2007...........    $13.77       $14.59      1,005,218
   01/01/2008 to 12/31/2008...........    $14.59       $ 8.48        588,798
   01/01/2009 to 12/31/2009...........    $ 8.48       $12.73        837,581
   01/01/2010 to 12/31/2010...........    $12.73       $14.43        711,463
   01/01/2011 to 12/31/2011...........    $14.43       $13.88        598,916
   01/01/2012 to 12/31/2012...........    $13.88       $15.97        653,972
   01/01/2013 to 12/31/2013...........    $15.97       $22.50        628,642

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.63       $17.50        158,672
   01/01/2005 to 12/31/2005...........    $17.50       $22.51        402,903
   01/01/2006 to 12/31/2006...........    $22.51       $25.52        573,181
   01/01/2007 to 12/31/2007...........    $25.52       $35.08        911,043
   01/01/2008 to 12/31/2008...........    $35.08       $17.17        185,922
   01/01/2009 to 12/31/2009...........    $17.17       $25.09        470,364
   01/01/2010 to 12/31/2010...........    $25.09       $29.57        467,764
   01/01/2011 to 12/31/2011...........    $29.57       $24.62        319,269
   01/01/2012 to 12/31/2012...........    $24.62       $24.96        303,164
   01/01/2013 to 12/31/2013...........    $24.96       $28.18        235,730
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.38       $12.10      1,195,848
   01/01/2005 to 12/31/2005...........    $12.10       $11.31      1,956,698
   01/01/2006 to 12/31/2006...........    $11.31       $11.76      1,805,420
   01/01/2007 to 12/31/2007...........    $11.76       $12.62      1,846,832
   01/01/2008 to 12/31/2008...........    $12.62       $12.05        593,325
   01/01/2009 to 12/31/2009...........    $12.05       $13.22        931,833
   01/01/2010 to 12/31/2010...........    $13.22       $13.67        877,297
   01/01/2011 to 12/31/2011...........    $13.67       $13.93        616,898
   01/01/2012 to 12/31/2012...........    $13.93       $14.35        585,779
   01/01/2013 to 12/31/2013...........    $14.35       $13.51        558,234
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99         36,074
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.31      2,544,738
   01/01/2007 to 12/31/2007...........    $11.31       $12.13      3,722,507
   01/01/2008 to 12/31/2008...........    $12.13       $ 6.84        983,664
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.60      1,421,700
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.65      1,141,965
   01/01/2011 to 12/31/2011...........    $ 9.65       $ 9.11      1,114,360
   01/01/2012 to 12/31/2012...........    $ 9.11       $ 9.90      1,073,565
   01/01/2013 to 12/31/2013...........    $ 9.90       $11.67      1,163,032
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        154,738
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.25        483,723
   01/01/2009 to 12/31/2009...........    $ 9.25       $10.10      1,027,692
   01/01/2010 to 12/31/2010...........    $10.10       $10.66        827,868
   01/01/2011 to 12/31/2011...........    $10.66       $11.06        856,005
   01/01/2012 to 12/31/2012...........    $11.06       $11.67        921,389
   01/01/2013 to 12/31/2013...........    $11.67       $11.25        742,274

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.40        208,786
   01/01/2006 to 12/31/2006...........    $11.40       $12.38        233,237
   01/01/2007 to 12/31/2007...........    $12.38       $13.45        214,620
   01/01/2008 to 12/31/2008...........    $13.45       $ 7.75         45,937
   01/01/2009 to 12/31/2009...........    $ 7.75       $10.60        124,746
   01/01/2010 to 07/16/2010...........    $10.60       $10.35              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $12.74       $14.86         67,201
   01/01/2005 to 12/31/2005...........    $14.86       $16.87        182,612
   01/01/2006 to 12/31/2006...........    $16.87       $20.33        239,474
   01/01/2007 to 12/31/2007...........    $20.33       $22.88        290,951
   01/01/2008 to 12/31/2008...........    $22.88       $13.10        129,942
   01/01/2009 to 12/31/2009...........    $13.10       $14.86        123,833
   01/01/2010 to 07/16/2010...........    $14.86       $14.08              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.17       $13.81        108,796
   01/01/2005 to 12/31/2005...........    $13.81       $14.04         60,941
   01/01/2006 to 12/31/2006...........    $14.04       $14.56         49,282
   01/01/2007 to 12/31/2007...........    $14.56       $15.95         78,184
   01/01/2008 to 12/31/2008...........    $15.95       $11.36         19,835
   01/01/2009 to 12/31/2009...........    $11.36       $16.01         56,730
   01/01/2010 to 07/16/2010...........    $16.01       $14.91              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.09         78,111
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 7.67        102,158
   01/01/2010 to 12/31/2010...........    $ 7.67       $ 8.93         89,051
   01/01/2011 to 12/31/2011...........    $ 8.93       $ 7.79         67,825
   01/01/2012 to 12/31/2012...........    $ 7.79       $ 8.67         48,326
   01/01/2013 to 12/31/2013...........    $ 8.67       $11.12         41,004
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.62        877,621
   01/01/2009 to 12/31/2009...........    $ 6.62       $ 8.43      2,381,261
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.09      2,444,932
   01/01/2011 to 12/31/2011...........    $ 9.09       $ 8.74      1,956,175
   01/01/2012 to 09/21/2012...........    $ 8.74       $ 9.76              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.81        65,909
   01/01/2005 to 12/31/2005...........    $11.81       $12.73       164,702
   01/01/2006 to 12/31/2006...........    $12.73       $17.25       681,747
   01/01/2007 to 12/31/2007...........    $17.25       $19.12       932,320
   01/01/2008 to 12/31/2008...........    $19.12       $10.71       258,000
   01/01/2009 to 12/31/2009...........    $10.71       $14.78       290,958
   01/01/2010 to 12/31/2010...........    $14.78       $15.87       236,749
   01/01/2011 to 12/31/2011...........    $15.87       $14.36       186,197
   01/01/2012 to 12/31/2012...........    $14.36       $17.62       202,106
   01/01/2013 to 12/31/2013...........    $17.62       $19.71       179,970
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14        24,639
   01/01/2012 to 04/27/2012...........    $ 8.14       $ 9.21             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.09        33,662
   01/01/2012 to 12/31/2012...........    $ 9.09       $10.56        53,507
   01/01/2013 to 12/31/2013...........    $10.56       $13.54        54,173
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.08       $14.51        55,199
   01/01/2005 to 12/31/2005...........    $14.51       $15.72        69,326
   01/01/2006 to 12/31/2006...........    $15.72       $17.86        94,846
   01/01/2007 to 12/31/2007...........    $17.86       $19.61       105,039
   01/01/2008 to 12/31/2008...........    $19.61       $ 9.96        21,745
   01/01/2009 to 12/31/2009...........    $ 9.96       $13.88        32,801
   01/01/2010 to 12/31/2010...........    $13.88       $16.82        30,841
   01/01/2011 to 04/29/2011...........    $16.82       $18.70             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.58       $13.37        84,188
   01/01/2005 to 12/31/2005...........    $13.37       $13.86        97,206
   01/01/2006 to 12/31/2006...........    $13.86       $15.79       144,642
   01/01/2007 to 12/31/2007...........    $15.79       $12.02       100,178
   01/01/2008 to 12/31/2008...........    $12.02       $ 4.77        35,701
   01/01/2009 to 12/31/2009...........    $ 4.77       $ 5.95       101,097
   01/01/2010 to 12/31/2010...........    $ 5.95       $ 6.42        79,159
   01/01/2011 to 04/29/2011...........    $ 6.42       $ 6.76             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $11.89       $12.52       181,513
   01/01/2005 to 12/31/2005...........    $12.52       $13.25       349,583
   01/01/2006 to 12/31/2006...........    $13.25       $13.64       232,453
   01/01/2007 to 12/31/2007...........    $13.64       $14.93       218,828
   01/01/2008 to 12/31/2008...........    $14.93       $10.43        59,419
   01/01/2009 to 12/31/2009...........    $10.43       $13.03        58,427
   01/01/2010 to 12/31/2010...........    $13.03       $13.42        84,235
   01/01/2011 to 12/31/2011...........    $13.42       $13.65        61,099
   01/01/2012 to 12/31/2012...........    $13.65       $16.15        69,064
   01/01/2013 to 12/31/2013...........    $16.15       $22.21        69,486
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.73        21,962
   01/01/2013 to 12/31/2013...........    $ 9.73       $13.05        21,301
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.20             0
   01/01/2009 to 12/31/2009...........    $ 6.20       $ 9.55             0
   01/01/2010 to 12/31/2010...........    $ 9.55       $11.34             0
   01/01/2011 to 12/31/2011...........    $11.34       $10.54             0
   01/01/2012 to 12/31/2012...........    $10.54       $11.47             0
   01/01/2013 to 12/31/2013...........    $11.47       $14.05             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.52       $18.19       141,365
   01/01/2005 to 12/31/2005...........    $18.19       $23.41       296,600
   01/01/2006 to 12/31/2006...........    $23.41       $30.82       414,295
   01/01/2007 to 12/31/2007...........    $30.82       $43.28       659,020
   01/01/2008 to 12/31/2008...........    $43.28       $17.85       161,242
   01/01/2009 to 12/31/2009...........    $17.85       $28.33       348,984
   01/01/2010 to 12/31/2010...........    $28.33       $32.19       308,049
   01/01/2011 to 12/31/2011...........    $32.19       $24.44       128,444
   01/01/2012 to 12/31/2012...........    $24.44       $27.93       145,974
   01/01/2013 to 12/31/2013...........    $27.93       $27.34       116,896

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $15.91       $15.49        67,805
   01/01/2005 to 12/31/2005...........    $15.49       $18.11       158,813
   01/01/2006 to 12/31/2006...........    $18.11       $24.69       195,510
   01/01/2007 to 12/31/2007...........    $24.69       $35.69       523,321
   01/01/2008 to 12/31/2008...........    $35.69       $17.17        90,522
   01/01/2009 to 12/31/2009...........    $17.17       $25.91       127,825
   01/01/2010 to 12/31/2010...........    $25.91       $28.88        92,019
   01/01/2011 to 12/31/2011...........    $28.88       $20.63        64,537
   01/01/2012 to 12/31/2012...........    $20.63       $23.31        66,234
   01/01/2013 to 12/31/2013...........    $23.31       $26.22        50,852
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........    $12.83       $14.03        29,071
   01/01/2005 to 12/31/2005...........    $14.03       $13.71        24,950
   01/01/2006 to 12/31/2006...........    $13.71       $15.48        30,883
   01/01/2007 to 12/31/2007...........    $15.48       $11.01        68,840
   01/01/2008 to 12/31/2008...........    $11.01       $ 5.72        39,652
   01/01/2009 to 12/31/2009...........    $ 5.72       $ 5.36        84,204
   01/01/2010 to 12/31/2010...........    $ 5.36       $ 5.68        36,185
   01/01/2011 to 12/31/2011...........    $ 5.68       $ 4.07        20,307
   01/01/2012 to 12/31/2012...........    $ 4.07       $ 5.32        34,087
   01/01/2013 to 12/31/2013...........    $ 5.32       $ 6.94        30,523
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........    $13.31       $14.35        35,537
   01/01/2005 to 12/31/2005...........    $14.35       $14.39       225,048
   01/01/2006 to 12/31/2006...........    $14.39       $16.26        99,572
   01/01/2007 to 12/31/2007...........    $16.26       $20.79       445,848
   01/01/2008 to 12/31/2008...........    $20.79       $ 9.88       122,938
   01/01/2009 to 12/31/2009...........    $ 9.88       $15.70       184,067
   01/01/2010 to 12/31/2010...........    $15.70       $19.93       143,104
   01/01/2011 to 12/31/2011...........    $19.93       $16.35        76,813
   01/01/2012 to 12/31/2012...........    $16.35       $17.36        61,895
   01/01/2013 to 12/31/2013...........    $17.36       $20.11        59,349

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 7.47       $ 6.56        60,475
   01/01/2005 to 12/31/2005...........    $ 6.56       $ 6.33        94,983
   01/01/2006 to 12/31/2006...........    $ 6.33       $ 5.73       241,303
   01/01/2007 to 12/31/2007...........    $ 5.73       $ 5.64       175,231
   01/01/2008 to 12/31/2008...........    $ 5.64       $ 7.72       190,475
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 5.45       264,037
   01/01/2010 to 12/31/2010...........    $ 5.45       $ 4.38       106,376
   01/01/2011 to 12/31/2011...........    $ 4.38       $ 3.91       113,352
   01/01/2012 to 12/31/2012...........    $ 3.91       $ 3.19        72,573
   01/01/2013 to 12/31/2013...........    $ 3.19       $ 2.29        68,636
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $11.98       $12.75       570,114
   01/01/2005 to 12/31/2005...........    $12.75       $12.82       227,582
   01/01/2006 to 12/31/2006...........    $12.82       $14.26       420,368
   01/01/2007 to 12/31/2007...........    $14.26       $14.45       153,480
   01/01/2008 to 12/31/2008...........    $14.45       $ 8.81       209,017
   01/01/2009 to 12/31/2009...........    $ 8.81       $10.72       283,383
   01/01/2010 to 12/31/2010...........    $10.72       $11.81       164,975
   01/01/2011 to 12/31/2011...........    $11.81       $11.56       126,927
   01/01/2012 to 12/31/2012...........    $11.56       $12.88       107,446
   01/01/2013 to 12/31/2013...........    $12.88       $16.35       141,284
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.27        54,297
   01/01/2005 to 12/31/2005...........    $12.27       $11.96        78,118
   01/01/2006 to 12/31/2006...........    $11.96       $13.18       110,972
   01/01/2007 to 12/31/2007...........    $13.18       $13.88        88,737
   01/01/2008 to 12/31/2008...........    $13.88       $ 9.95        27,004
   01/01/2009 to 12/31/2009...........    $ 9.95       $11.84        34,468
   01/01/2010 to 12/31/2010...........    $11.84       $13.59        64,627
   01/01/2011 to 12/31/2011...........    $13.59       $14.22        29,587
   01/01/2012 to 12/31/2012...........    $14.22       $15.43        39,678
   01/01/2013 to 12/31/2013...........    $15.43       $19.39        53,737

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........    $11.62       $12.24         8,198
   01/01/2005 to 12/31/2005...........    $12.24       $11.42        29,043
   01/01/2006 to 12/31/2006...........    $11.42       $12.51        41,876
   01/01/2007 to 12/31/2007...........    $12.51       $11.23        27,017
   01/01/2008 to 12/31/2008...........    $11.23       $ 7.54        15,810
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 9.65        23,198
   01/01/2010 to 12/31/2010...........    $ 9.65       $11.47        20,918
   01/01/2011 to 12/31/2011...........    $11.47       $11.84        11,838
   01/01/2012 to 12/31/2012...........    $11.84       $14.14        27,651
   01/01/2013 to 12/31/2013...........    $14.14       $19.36        43,884
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........    $13.16       $14.72       162,300
   01/01/2005 to 12/31/2005...........    $14.72       $15.57       154,224
   01/01/2006 to 12/31/2006...........    $15.57       $17.90       130,994
   01/01/2007 to 12/31/2007...........    $17.90       $20.07       281,193
   01/01/2008 to 12/31/2008...........    $20.07       $11.00        59,698
   01/01/2009 to 12/31/2009...........    $11.00       $14.24        48,736
   01/01/2010 to 12/31/2010...........    $14.24       $14.30        29,674
   01/01/2011 to 12/31/2011...........    $14.30       $12.75        16,176
   01/01/2012 to 12/31/2012...........    $12.75       $14.54        35,882
   01/01/2013 to 12/31/2013...........    $14.54       $17.31        32,504
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........    $12.42       $13.41        35,528
   01/01/2005 to 12/31/2005...........    $13.41       $13.64       162,740
   01/01/2006 to 12/31/2006...........    $13.64       $15.66        82,558
   01/01/2007 to 12/31/2007...........    $15.66       $12.40        73,589
   01/01/2008 to 12/31/2008...........    $12.40       $ 6.00        69,357
   01/01/2009 to 12/31/2009...........    $ 6.00       $ 6.75       136,275
   01/01/2010 to 12/31/2010...........    $ 6.75       $ 7.33       120,152
   01/01/2011 to 12/31/2011...........    $ 7.33       $ 6.18        67,948
   01/01/2012 to 12/31/2012...........    $ 6.18       $ 7.54       122,229
   01/01/2013 to 12/31/2013...........    $ 7.54       $ 9.75        89,143

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $11.02       $11.04       139,890
   01/01/2005 to 12/31/2005...........    $11.04       $11.45       206,359
   01/01/2006 to 12/31/2006...........    $11.45       $11.79       192,150
   01/01/2007 to 12/31/2007...........    $11.79       $12.30       184,483
   01/01/2008 to 12/31/2008...........    $12.30       $ 9.11        92,336
   01/01/2009 to 12/31/2009...........    $ 9.11       $10.66        81,010
   01/01/2010 to 12/31/2010...........    $10.66       $10.72        75,184
   01/01/2011 to 12/31/2011...........    $10.72       $11.56        61,783
   01/01/2012 to 12/31/2012...........    $11.56       $13.27        71,876
   01/01/2013 to 12/31/2013...........    $13.27       $18.15        61,836
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........    $12.81       $14.20        14,026
   01/01/2005 to 12/31/2005...........    $14.20       $14.23        93,442
   01/01/2006 to 12/31/2006...........    $14.23       $15.55        26,520
   01/01/2007 to 12/31/2007...........    $15.55       $16.99        99,093
   01/01/2008 to 12/31/2008...........    $16.99       $ 9.90        16,797
   01/01/2009 to 12/31/2009...........    $ 9.90       $12.02        57,678
   01/01/2010 to 12/31/2010...........    $12.02       $14.55        25,519
   01/01/2011 to 12/31/2011...........    $14.55       $13.99        24,580
   01/01/2012 to 12/31/2012...........    $13.99       $15.85        14,141
   01/01/2013 to 12/31/2013...........    $15.85       $21.43        10,222
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........    $12.67       $13.33        62,668
   01/01/2005 to 12/31/2005...........    $13.33       $18.50       396,434
   01/01/2006 to 12/31/2006...........    $18.50       $20.06       217,191
   01/01/2007 to 12/31/2007...........    $20.06       $17.66       106,236
   01/01/2008 to 12/31/2008...........    $17.66       $10.22        35,190
   01/01/2009 to 12/31/2009...........    $10.22       $11.04        31,756
   01/01/2010 to 12/31/2010...........    $11.04       $10.10        29,673
   01/01/2011 to 12/31/2011...........    $10.10       $ 8.05        26,372
   01/01/2012 to 12/31/2012...........    $ 8.05       $ 9.68        49,791
   01/01/2013 to 12/31/2013...........    $ 9.68       $14.04        31,029

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37         6,286
   01/01/2005 to 12/31/2005...........    $10.37       $10.24       125,451
   01/01/2006 to 12/31/2006...........    $10.24       $10.93       121,324
   01/01/2007 to 12/31/2007...........    $10.93       $11.44       253,140
   01/01/2008 to 12/31/2008...........    $11.44       $ 7.22        72,487
   01/01/2009 to 12/31/2009...........    $ 7.22       $ 9.16        90,675
   01/01/2010 to 12/31/2010...........    $ 9.16       $10.15        75,262
   01/01/2011 to 12/31/2011...........    $10.15       $10.24        65,725
   01/01/2012 to 12/31/2012...........    $10.24       $11.29        61,765
   01/01/2013 to 12/31/2013...........    $11.29       $14.44        50,588
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36         1,123
   01/01/2005 to 12/31/2005...........    $10.36       $10.45       268,719
   01/01/2006 to 12/31/2006...........    $10.45       $12.13       332,801
   01/01/2007 to 12/31/2007...........    $12.13       $11.89       153,596
   01/01/2008 to 12/31/2008...........    $11.89       $ 6.92        65,198
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.09        87,465
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 8.94        63,646
   01/01/2011 to 12/31/2011...........    $ 8.94       $ 8.64       105,107
   01/01/2012 to 12/31/2012...........    $ 8.64       $ 9.75        46,554
   01/01/2013 to 12/31/2013...........    $ 9.75       $12.40        40,409
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.28       $13.35       163,302
   01/01/2005 to 12/31/2005...........    $13.35       $14.53       263,503
   01/01/2006 to 12/31/2006...........    $14.53       $14.78       271,992
   01/01/2007 to 12/31/2007...........    $14.78       $16.16       155,791
   01/01/2008 to 12/31/2008...........    $16.16       $ 9.68        37,211
   01/01/2009 to 12/31/2009...........    $ 9.68       $13.10        57,593
   01/01/2010 to 12/31/2010...........    $13.10       $16.46       125,676
   01/01/2011 to 12/31/2011...........    $16.46       $15.64        66,754
   01/01/2012 to 12/31/2012...........    $15.64       $17.66        62,357
   01/01/2013 to 12/31/2013...........    $17.66       $22.55        76,336

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.36       $15.16       304,648
   01/01/2005 to 12/31/2005...........    $15.16       $16.15       247,385
   01/01/2006 to 12/31/2006...........    $16.15       $17.75       498,445
   01/01/2007 to 12/31/2007...........    $17.75       $17.53       188,252
   01/01/2008 to 12/31/2008...........    $17.53       $10.93        39,702
   01/01/2009 to 12/31/2009...........    $10.93       $13.99        68,599
   01/01/2010 to 12/31/2010...........    $13.99       $16.49        62,640
   01/01/2011 to 12/31/2011...........    $16.49       $15.51        56,083
   01/01/2012 to 12/31/2012...........    $15.51       $17.69        68,194
   01/01/2013 to 12/31/2013...........    $17.69       $22.87        75,345
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........    $13.44       $14.27       225,055
   01/01/2005 to 12/31/2005...........    $14.27       $13.99       235,353
   01/01/2006 to 12/31/2006...........    $13.99       $14.43       177,301
   01/01/2007 to 12/31/2007...........    $14.43       $16.61       275,479
   01/01/2008 to 12/31/2008...........    $16.61       $ 9.35        70,464
   01/01/2009 to 12/31/2009...........    $ 9.35       $13.91        56,305
   01/01/2010 to 12/31/2010...........    $13.91       $16.09        44,490
   01/01/2011 to 12/31/2011...........    $16.09       $15.97        58,595
   01/01/2012 to 12/31/2012...........    $15.97       $18.17        56,821
   01/01/2013 to 12/31/2013...........    $18.17       $23.87        60,001
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.10       $15.32       174,913
   01/01/2005 to 12/31/2005...........    $15.32       $19.68       268,965
   01/01/2006 to 12/31/2006...........    $19.68       $23.23       378,931
   01/01/2007 to 12/31/2007...........    $23.23       $30.11       465,621
   01/01/2008 to 12/31/2008...........    $30.11       $18.58       104,141
   01/01/2009 to 12/31/2009...........    $18.58       $20.99       129,604
   01/01/2010 to 12/31/2010...........    $20.99       $24.19       129,411
   01/01/2011 to 12/31/2011...........    $24.19       $24.20        91,966
   01/01/2012 to 12/31/2012...........    $24.20       $24.37        79,487
   01/01/2013 to 12/31/2013...........    $24.37       $29.58        58,151

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $ 9.94       $ 8.83        70,946
   01/01/2005 to 12/31/2005...........    $ 8.83       $ 8.31        38,751
   01/01/2006 to 12/31/2006...........    $ 8.31       $ 9.12       301,226
   01/01/2007 to 12/31/2007...........    $ 9.12       $ 9.13       125,286
   01/01/2008 to 12/31/2008...........    $ 9.13       $ 7.19        59,940
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 8.23        44,723
   01/01/2010 to 12/31/2010...........    $ 8.23       $ 8.09        53,060
   01/01/2011 to 12/31/2011...........    $ 8.09       $ 9.19        61,543
   01/01/2012 to 12/31/2012...........    $ 9.19       $10.06        59,313
   01/01/2013 to 12/31/2013...........    $10.06       $12.96        35,343
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........    $15.39       $13.57       111,588
   01/01/2005 to 12/31/2005...........    $13.57       $16.77       355,677
   01/01/2006 to 12/31/2006...........    $16.77       $17.62       380,819
   01/01/2007 to 12/31/2007...........    $17.62       $21.11       303,297
   01/01/2008 to 12/31/2008...........    $21.11       $14.30       129,395
   01/01/2009 to 12/31/2009...........    $14.30       $18.93       228,627
   01/01/2010 to 12/31/2010...........    $18.93       $24.63       229,454
   01/01/2011 to 12/31/2011...........    $24.63       $19.47       140,220
   01/01/2012 to 12/31/2012...........    $19.47       $16.28       144,590
   01/01/2013 to 12/31/2013...........    $16.28       $ 9.88       123,490
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........    $13.29       $16.54       128,625
   01/01/2005 to 12/31/2005...........    $16.54       $17.28        85,607
   01/01/2006 to 12/31/2006...........    $17.28       $22.40       173,398
   01/01/2007 to 12/31/2007...........    $22.40       $17.62       115,442
   01/01/2008 to 12/31/2008...........    $17.62       $10.13        33,911
   01/01/2009 to 12/31/2009...........    $10.13       $12.67        61,430
   01/01/2010 to 12/31/2010...........    $12.67       $15.46        48,254
   01/01/2011 to 12/31/2011...........    $15.46       $15.85        30,773
   01/01/2012 to 12/31/2012...........    $15.85       $18.17        38,200
   01/01/2013 to 12/31/2013...........    $18.17       $17.80        24,140

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.09       $ 7.93       588,490
   01/01/2005 to 12/31/2005...........    $ 7.93       $ 7.15       558,491
   01/01/2006 to 12/31/2006...........    $ 7.15       $ 7.70       427,215
   01/01/2007 to 12/31/2007...........    $ 7.70       $ 7.14       391,162
   01/01/2008 to 12/31/2008...........    $ 7.14       $ 4.34       189,662
   01/01/2009 to 12/31/2009...........    $ 4.34       $ 5.61       213,459
   01/01/2010 to 12/31/2010...........    $ 5.61       $ 4.61       224,827
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 2.82        97,280
   01/01/2012 to 12/31/2012...........    $ 2.82       $ 2.57       116,206
   01/01/2013 to 12/31/2013...........    $ 2.57       $ 2.92       244,661
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........    $ 6.40       $ 5.57        65,148
   01/01/2005 to 12/31/2005...........    $ 5.57       $ 5.49       182,361
   01/01/2006 to 12/31/2006...........    $ 5.49       $ 5.30       254,438
   01/01/2007 to 12/31/2007...........    $ 5.30       $ 4.59       184,221
   01/01/2008 to 12/31/2008...........    $ 4.59       $ 6.65        78,761
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 3.86        69,995
   01/01/2010 to 12/31/2010...........    $ 3.86       $ 2.98        55,108
   01/01/2011 to 12/31/2011...........    $ 2.98       $ 2.61        57,620
   01/01/2012 to 12/31/2012...........    $ 2.61       $ 2.07         7,430
   01/01/2013 to 12/31/2013...........    $ 2.07       $ 1.43         4,541
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $13.01       $15.26       285,725
   01/01/2005 to 12/31/2005...........    $15.26       $16.05       343,202
   01/01/2006 to 12/31/2006...........    $16.05       $17.07       211,447
   01/01/2007 to 12/31/2007...........    $17.07       $17.38       132,369
   01/01/2008 to 12/31/2008...........    $17.38       $11.22        55,933
   01/01/2009 to 12/31/2009...........    $11.22       $13.85        71,642
   01/01/2010 to 12/31/2010...........    $13.85       $17.04       101,087
   01/01/2011 to 12/31/2011...........    $17.04       $16.89        65,138
   01/01/2012 to 12/31/2012...........    $16.89       $18.58        44,142
   01/01/2013 to 12/31/2013...........    $18.58       $25.54        69,010

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.37       $15.71       596,413
   01/01/2005 to 12/31/2005...........    $15.71       $15.99       288,760
   01/01/2006 to 12/31/2006...........    $15.99       $18.38       318,982
   01/01/2007 to 12/31/2007...........    $18.38       $16.68       116,304
   01/01/2008 to 12/31/2008...........    $16.68       $11.31        44,169
   01/01/2009 to 12/31/2009...........    $11.31       $13.33        69,299
   01/01/2010 to 12/31/2010...........    $13.33       $15.92        61,488
   01/01/2011 to 12/31/2011...........    $15.92       $14.94        36,700
   01/01/2012 to 12/31/2012...........    $14.94       $16.98        52,340
   01/01/2013 to 12/31/2013...........    $16.98       $22.88        78,423
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........    $10.05       $11.37        34,691
   01/01/2005 to 12/31/2005...........    $11.37       $10.38        13,916
   01/01/2006 to 12/31/2006...........    $10.38       $13.65       184,638
   01/01/2007 to 12/31/2007...........    $13.65       $14.47       318,002
   01/01/2008 to 12/31/2008...........    $14.47       $ 9.29        15,272
   01/01/2009 to 12/31/2009...........    $ 9.29       $ 9.75        19,670
   01/01/2010 to 12/31/2010...........    $ 9.75       $11.04        54,476
   01/01/2011 to 12/31/2011...........    $11.04       $11.00        22,086
   01/01/2012 to 12/31/2012...........    $11.00       $12.54        14,614
   01/01/2013 to 12/31/2013...........    $12.54       $13.76        10,200
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........    $ 9.72       $10.29       111,072
   01/01/2005 to 12/31/2005...........    $10.29       $10.97       160,143
   01/01/2006 to 12/31/2006...........    $10.97       $10.25       134,100
   01/01/2007 to 12/31/2007...........    $10.25       $11.04       337,042
   01/01/2008 to 12/31/2008...........    $11.04       $16.18       157,366
   01/01/2009 to 12/31/2009...........    $16.18       $10.67        63,216
   01/01/2010 to 12/31/2010...........    $10.67       $11.49        38,912
   01/01/2011 to 12/31/2011...........    $11.49       $16.14        97,903
   01/01/2012 to 12/31/2012...........    $16.14       $15.95        39,726
   01/01/2013 to 12/31/2013...........    $15.95       $12.62        24,069

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.41       $20.51       150,540
   01/01/2005 to 12/31/2005...........    $20.51       $23.66       248,718
   01/01/2006 to 12/31/2006...........    $23.66       $25.61       250,888
   01/01/2007 to 12/31/2007...........    $25.61       $26.56       375,199
   01/01/2008 to 12/31/2008...........    $26.56       $ 8.45       218,214
   01/01/2009 to 12/31/2009...........    $ 8.45       $13.71       288,399
   01/01/2010 to 12/31/2010...........    $13.71       $20.08       153,212
   01/01/2011 to 12/31/2011...........    $20.08       $16.96        88,999
   01/01/2012 to 12/31/2012...........    $16.96       $21.99        45,447
   01/01/2013 to 12/31/2013...........    $21.99       $36.72        51,106
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........    $12.60       $14.92        87,691
   01/01/2005 to 12/31/2005...........    $14.92       $16.51       276,154
   01/01/2006 to 12/31/2006...........    $16.51       $19.26       275,767
   01/01/2007 to 12/31/2007...........    $19.26       $21.82       438,658
   01/01/2008 to 12/31/2008...........    $21.82       $14.80        87,849
   01/01/2009 to 12/31/2009...........    $14.80       $16.04        74,218
   01/01/2010 to 12/31/2010...........    $16.04       $16.63        83,533
   01/01/2011 to 12/31/2011...........    $16.63       $19.12        95,026
   01/01/2012 to 12/31/2012...........    $19.12       $18.73        63,724
   01/01/2013 to 12/31/2013...........    $18.73       $20.77        59,855
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52        23,863
   01/01/2005 to 12/31/2005...........    $10.52       $11.99        52,658
   01/01/2006 to 12/31/2006...........    $11.99       $14.20        73,974
   01/01/2007 to 12/31/2007...........    $14.20       $16.61       107,588
   01/01/2008 to 12/31/2008...........    $16.61       $ 8.08        68,154
   01/01/2009 to 12/31/2009...........    $ 8.08       $10.84        67,287
   01/01/2010 to 12/31/2010...........    $10.84       $12.09        37,928
   01/01/2011 to 12/31/2011...........    $12.09       $10.07        27,818
   01/01/2012 to 12/31/2012...........    $10.07       $12.06        28,224
   01/01/2013 to 12/31/2013...........    $12.06       $14.02        19,206

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.71         72,575
   01/01/2005 to 12/31/2005...........    $10.71       $10.92        134,956
   01/01/2006 to 12/31/2006...........    $10.92       $10.99        112,537
   01/01/2007 to 12/31/2007...........    $10.99       $11.20        146,540
   01/01/2008 to 12/31/2008...........    $11.20       $ 7.90         84,983
   01/01/2009 to 12/31/2009...........    $ 7.90       $ 8.80         89,354
   01/01/2010 to 12/31/2010...........    $ 8.80       $10.27         92,218
   01/01/2011 to 12/31/2011...........    $10.27       $10.91         51,465
   01/01/2012 to 12/31/2012...........    $10.91       $11.68         47,971
   01/01/2013 to 12/31/2013...........    $11.68       $16.25         57,198
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.28        429,320
   01/01/2005 to 12/31/2005...........    $11.28       $11.84      1,216,456
   01/01/2006 to 12/31/2006...........    $11.84       $12.92      1,540,716
   01/01/2007 to 12/31/2007...........    $12.92       $13.84        910,035
   01/01/2008 to 12/31/2008...........    $13.84       $ 7.47        457,580
   01/01/2009 to 12/31/2009...........    $ 7.47       $ 8.26        389,081
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.63        289,263
   01/01/2011 to 12/31/2011...........    $ 9.63       $ 9.27        252,078
   01/01/2012 to 12/31/2012...........    $ 9.27       $10.25        193,723
   01/01/2013 to 12/31/2013...........    $10.25       $13.62        186,508
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.45         82,728
   01/01/2005 to 12/31/2005...........    $10.45       $ 9.89         69,453
   01/01/2006 to 12/31/2006...........    $ 9.89       $12.16        205,188
   01/01/2007 to 12/31/2007...........    $12.16       $11.97         87,214
   01/01/2008 to 12/31/2008...........    $11.97       $ 8.37         53,091
   01/01/2009 to 12/31/2009...........    $ 8.37       $ 9.34         35,955
   01/01/2010 to 12/31/2010...........    $ 9.34       $10.67         36,780
   01/01/2011 to 12/31/2011...........    $10.67       $11.24         49,214
   01/01/2012 to 12/31/2012...........    $11.24       $12.18         53,554
   01/01/2013 to 12/31/2013...........    $12.18       $15.60         41,436

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.73       187,402
   01/01/2006 to 12/31/2006...........    $ 9.73       $11.24       554,240
   01/01/2007 to 12/31/2007...........    $11.24       $11.12       440,498
   01/01/2008 to 12/31/2008...........    $11.12       $ 6.47       195,044
   01/01/2009 to 12/31/2009...........    $ 6.47       $ 7.23       239,847
   01/01/2010 to 12/31/2010...........    $ 7.23       $ 8.24       186,641
   01/01/2011 to 12/31/2011...........    $ 8.24       $ 8.55       141,312
   01/01/2012 to 12/31/2012...........    $ 8.55       $ 8.83       119,115
   01/01/2013 to 12/31/2013...........    $ 8.83       $11.07       108,737
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $12.23       $13.29        63,454
   01/01/2005 to 12/31/2005...........    $13.29       $13.70       112,171
   01/01/2006 to 12/31/2006...........    $13.70       $15.90       108,730
   01/01/2007 to 12/31/2007...........    $15.90       $15.99        99,407
   01/01/2008 to 12/31/2008...........    $15.99       $ 9.94        47,157
   01/01/2009 to 12/31/2009...........    $ 9.94       $11.36        38,410
   01/01/2010 to 07/16/2010...........    $11.36       $10.89             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.10       $17.00       114,482
   01/01/2011 to 12/31/2011...........    $17.00       $14.51       121,166
   01/01/2012 to 12/31/2012...........    $14.51       $16.14        75,836
   01/01/2013 to 12/31/2013...........    $16.14       $18.94        66,421
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $10.89       $12.66        66,477
   01/01/2011 to 12/31/2011...........    $12.66       $12.12        78,758
   01/01/2012 to 12/31/2012...........    $12.12       $14.17        65,177
   01/01/2013 to 12/31/2013...........    $14.17       $18.06        63,823
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.91       $18.76        82,347
   01/01/2011 to 12/31/2011...........    $18.76       $17.38        92,812
   01/01/2012 to 12/31/2012...........    $17.38       $20.53        93,751
   01/01/2013 to 12/31/2013...........    $20.53       $28.17        70,175
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.22        97,640
   01/01/2011 to 12/31/2011...........    $12.22       $11.44        47,400
   01/01/2012 to 12/31/2012...........    $11.44       $12.10        46,887
   01/01/2013 to 12/31/2013...........    $12.10       $17.83        48,888

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR
        HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR
             HD GRO 60 BPS OR GRO PLUS 2008 60 BPS OR HD5 (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.52               0
   01/01/2006 to 12/31/2006...........    $10.52       $11.27               0
   01/01/2007 to 12/31/2007...........    $11.27       $11.58               0
   01/01/2008 to 12/31/2008...........    $11.58       $10.80               0
   01/01/2009 to 12/31/2009...........    $10.80       $12.34               0
   01/01/2010 to 12/31/2010...........    $12.34       $14.04               0
   01/01/2011 to 12/31/2011...........    $14.04       $14.10               0
   01/01/2012 to 12/31/2012...........    $14.10       $15.73               0
   01/01/2013 to 12/31/2013...........    $15.73       $16.92               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01       4,054,794
   01/01/2006 to 12/31/2006...........    $10.01       $10.94      60,459,906
   01/01/2007 to 12/31/2007...........    $10.94       $11.68     102,797,613
   01/01/2008 to 12/31/2008...........    $11.68       $ 7.78      75,453,329
   01/01/2009 to 12/31/2009...........    $ 7.78       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011...........    $10.35       $ 9.85      61,319,650
   01/01/2012 to 12/31/2012...........    $ 9.85       $10.84      57,128,002
   01/01/2013 to 12/31/2013...........    $10.84       $11.65      50,094,174
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.61      15,585,099
   01/01/2007 to 12/31/2007...........    $10.61       $11.35      40,026,136
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.79      28,466,422
   01/01/2009 to 12/31/2009...........    $ 7.79       $ 9.61      28,706,289
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.68      30,055,291
   01/01/2011 to 12/31/2011...........    $10.68       $10.45      25,000,590
   01/01/2012 to 12/31/2012...........    $10.45       $11.61      25,101,059
   01/01/2013 to 12/31/2013...........    $11.61       $13.23      24,024,892

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 5.84       $ 6.19         107,188
   01/01/2005 to 12/02/2005...........    $ 6.19       $ 7.07               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 8.65       $ 9.31         215,645
   01/01/2005 to 12/02/2005...........    $ 9.31       $10.23               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 8.22       $ 9.04         372,540
   01/01/2005 to 12/31/2005...........    $ 9.04       $ 9.25         370,561
   01/01/2006 to 12/31/2006...........    $ 9.25       $10.56         335,193
   01/01/2007 to 12/31/2007...........    $10.56       $10.31         319,458
   01/01/2008 to 12/31/2008...........    $10.31       $ 6.58         771,578
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010...........    $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 8.53       1,430,887
   01/01/2012 to 05/04/2012...........    $ 8.53       $ 9.25               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02       1,320,556
   01/01/2006 to 12/31/2006...........    $10.02       $10.83      13,643,567
   01/01/2007 to 12/31/2007...........    $10.83       $11.55      28,754,710
   01/01/2008 to 12/31/2008...........    $11.55       $ 8.05      25,276,368
   01/01/2009 to 12/31/2009...........    $ 8.05       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011...........    $10.65       $10.28      28,001,755
   01/01/2012 to 12/31/2012...........    $10.28       $11.31      27,966,738
   01/01/2013 to 12/31/2013...........    $11.31       $13.00      25,877,571
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.13         780,622
   01/01/2012 to 12/31/2012...........    $ 9.13       $ 9.99       1,253,385
   01/01/2013 to 12/31/2013...........    $ 9.99       $10.82       1,726,168
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.46         529,724
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.25       1,472,001
   01/01/2009 to 12/31/2009...........    $11.25       $10.96       1,375,798
   01/01/2010 to 12/31/2010...........    $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011...........    $11.71       $12.18       1,057,536
   01/01/2012 to 12/31/2012...........    $12.18       $12.27         878,447
   01/01/2013 to 12/31/2013...........    $12.27       $11.95         424,824

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.34         301,692
   01/01/2010 to 12/31/2010...........    $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011...........    $10.09       $10.81       5,687,758
   01/01/2012 to 12/31/2012...........    $10.81       $11.01       2,714,415
   01/01/2013 to 12/31/2013...........    $11.01       $10.69         806,728
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011...........    $10.71       $11.67      16,283,905
   01/01/2012 to 12/31/2012...........    $11.67       $11.99       8,777,912
   01/01/2013 to 12/31/2013...........    $11.99       $11.48       2,697,907
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $11.98         794,529
   01/01/2009 to 12/31/2009...........    $11.98       $11.01         648,900
   01/01/2010 to 12/31/2010...........    $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011...........    $11.96       $13.28      18,091,824
   01/01/2012 to 12/31/2012...........    $13.28       $13.72      11,790,403
   01/01/2013 to 12/31/2013...........    $13.72       $12.99       4,617,331
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.05         945,503
   01/01/2009 to 12/31/2009...........    $12.05       $10.87         975,406
   01/01/2010 to 12/31/2010...........    $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011...........    $11.84       $13.42         493,191
   01/01/2012 to 12/31/2012...........    $13.42       $13.88       5,116,240
   01/01/2013 to 12/31/2013...........    $13.88       $12.92       2,901,825
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.75          23,608
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011...........    $ 9.56       $11.10         404,480
   01/01/2012 to 12/31/2012...........    $11.10       $11.53          92,420
   01/01/2013 to 12/31/2013...........    $11.53       $10.54       7,694,304
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011...........    $10.96       $12.89      16,469,682
   01/01/2012 to 12/31/2012...........    $12.89       $13.45       7,323,210
   01/01/2013 to 12/31/2013...........    $13.45       $12.23         927,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.97       6,285,340
   01/01/2012 to 12/31/2012...........    $11.97       $12.38       9,408,401
   01/01/2013 to 12/31/2013...........    $12.38       $10.92       1,386,073
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.35       3,237,048
   01/01/2013 to 12/31/2013...........    $10.35       $ 9.09      14,801,913
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.71       6,630,745
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       5,254,502
   01/01/2006 to 12/31/2006...........    $10.00       $11.11      85,438,169
   01/01/2007 to 12/31/2007...........    $11.11       $11.92     150,334,869
   01/01/2008 to 12/31/2008...........    $11.92       $ 7.58     101,095,109
   01/01/2009 to 12/31/2009...........    $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010...........    $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011...........    $10.29       $ 9.82      83,369,592
   01/01/2012 to 12/31/2012...........    $ 9.82       $10.91      79,395,120
   01/01/2013 to 12/31/2013...........    $10.91       $13.09      79,105,525
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.60          26,928
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.47       $14.12          68,406
   01/01/2005 to 12/31/2005...........    $14.12       $15.85          81,009
   01/01/2006 to 12/31/2006...........    $15.85       $21.18          81,551
   01/01/2007 to 12/31/2007...........    $21.18       $16.57          76,243
   01/01/2008 to 12/31/2008...........    $16.57       $10.52         126,275
   01/01/2009 to 12/31/2009...........    $10.52       $13.57         335,750
   01/01/2010 to 12/31/2010...........    $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011...........    $17.07       $17.79         219,652
   01/01/2012 to 12/31/2012...........    $17.79       $20.05         251,456
   01/01/2013 to 12/31/2013...........    $20.05       $20.22         222,435
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.70       $12.78          63,057
   01/01/2005 to 12/31/2005...........    $12.78       $12.64          85,476
   01/01/2006 to 12/31/2006...........    $12.64       $14.82          71,575
   01/01/2007 to 12/31/2007...........    $14.82       $11.91          63,523
   01/01/2008 to 07/18/2008...........    $11.91       $10.88               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.65       1,227,792
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 8.06       $ 9.70         324,340
   01/01/2005 to 12/31/2005...........    $ 9.70       $10.38       5,867,757
   01/01/2006 to 12/31/2006...........    $10.38       $11.45       4,568,992
   01/01/2007 to 12/31/2007...........    $11.45       $12.45       4,176,512
   01/01/2008 to 12/31/2008...........    $12.45       $ 6.80       4,202,964
   01/01/2009 to 12/31/2009...........    $ 6.80       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010...........    $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011...........    $11.43       $ 9.71       3,304,315
   01/01/2012 to 12/31/2012...........    $ 9.71       $11.39       2,853,534
   01/01/2013 to 12/31/2013...........    $11.39       $15.68       2,397,251
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         275,326
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.11       1,382,568
   01/01/2009 to 12/31/2009...........    $ 7.11       $ 8.43       2,259,311
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.33       2,753,772
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.90       2,749,169
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.88       2,841,155
   01/01/2013 to 12/31/2013...........    $ 9.88       $11.52       2,926,848
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.53      14,453,011
   01/01/2007 to 12/31/2007...........    $10.53       $11.17      39,197,527
   01/01/2008 to 12/31/2008...........    $11.17       $ 7.15      23,823,391
   01/01/2009 to 12/31/2009...........    $ 7.15       $ 8.66      25,641,694
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.68      27,635,371
   01/01/2011 to 12/31/2011...........    $ 9.68       $ 9.32      23,184,216
   01/01/2012 to 12/31/2012...........    $ 9.32       $10.08      21,922,626
   01/01/2013 to 12/31/2013...........    $10.08       $11.31      19,964,859
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.45         439,198
   01/01/2009 to 11/13/2009...........    $ 7.45       $ 8.29               0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.70       5,517,070
   01/01/2013 to 12/31/2013...........    $10.70       $13.02       4,684,854
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.77       1,637,390

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.10           8,921
   01/01/2009 to 12/31/2009...........    $ 6.10       $ 8.05          70,669
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.46         218,068
   01/01/2011 to 12/31/2011...........    $ 9.46       $ 8.78          99,905
   01/01/2012 to 12/31/2012...........    $ 8.78       $10.88         126,250
   01/01/2013 to 12/31/2013...........    $10.88       $11.10         140,444
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 4.40       $ 4.46         541,661
   01/01/2005 to 12/31/2005...........    $ 4.46       $ 4.51         598,058
   01/01/2006 to 12/31/2006...........    $ 4.51       $ 4.85         542,823
   01/01/2007 to 12/31/2007...........    $ 4.85       $ 5.40         556,773
   01/01/2008 to 12/31/2008...........    $ 5.40       $ 3.15         517,467
   01/01/2009 to 12/31/2009...........    $ 3.15       $ 4.60       1,703,399
   01/01/2010 to 12/31/2010...........    $ 4.60       $ 4.96       1,214,669
   01/01/2011 to 12/31/2011...........    $ 4.96       $ 4.66         690,992
   01/01/2012 to 12/31/2012...........    $ 4.66       $ 5.46         720,641
   01/01/2013 to 12/31/2013...........    $ 5.46       $ 6.92         665,729
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.88       $10.72       1,731,512
   01/01/2005 to 12/31/2005...........    $10.72       $10.98      26,378,598
   01/01/2006 to 12/31/2006...........    $10.98       $12.59      17,583,959
   01/01/2007 to 12/31/2007...........    $12.59       $12.93      15,042,519
   01/01/2008 to 12/31/2008...........    $12.93       $ 7.50      14,888,690
   01/01/2009 to 12/31/2009...........    $ 7.50       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010...........    $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011...........    $ 9.64       $ 8.90      11,688,804
   01/01/2012 to 12/31/2012...........    $ 8.90       $10.41      10,262,995
   01/01/2013 to 12/31/2013...........    $10.41       $13.60       8,689,937
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 3.73       $ 4.24         457,010
   01/01/2005 to 12/31/2005...........    $ 4.24       $ 4.34       8,890,704
   01/01/2006 to 12/31/2006...........    $ 4.34       $ 4.51       6,444,166
   01/01/2007 to 12/31/2007...........    $ 4.51       $ 5.26       4,795,707
   01/01/2008 to 12/31/2008...........    $ 5.26       $ 3.05       4,668,204
   01/01/2009 to 12/31/2009...........    $ 3.05       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010...........    $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011...........    $ 5.48       $ 5.19       3,140,160
   01/01/2012 to 12/31/2012...........    $ 5.19       $ 6.07       3,004,326
   01/01/2013 to 12/31/2013...........    $ 6.07       $ 7.85       2,696,246

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         89,776
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.53      1,501,593
   01/01/2009 to 12/31/2009...........    $ 7.53       $ 9.08      4,079,583
   01/01/2010 to 12/31/2010...........    $ 9.08       $ 9.91      4,803,274
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.63      3,645,383
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.37      3,718,760
   01/01/2013 to 12/31/2013...........    $10.37       $11.13      3,112,862
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.67       $19.58         61,521
   01/01/2005 to 12/31/2005...........    $19.58       $20.09         59,682
   01/01/2006 to 12/31/2006...........    $20.09       $23.03         50,895
   01/01/2007 to 12/31/2007...........    $23.03       $21.35         51,526
   01/01/2008 to 12/31/2008...........    $21.35       $15.31        108,308
   01/01/2009 to 12/31/2009...........    $15.31       $18.99        152,310
   01/01/2010 to 12/31/2010...........    $18.99       $23.53        278,005
   01/01/2011 to 12/31/2011...........    $23.53       $23.30        145,006
   01/01/2012 to 12/31/2012...........    $23.30       $26.35        152,708
   01/01/2013 to 12/31/2013...........    $26.35       $35.75        270,835
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.28       $10.72        199,601
   01/01/2005 to 12/31/2005...........    $10.72       $11.45        249,862
   01/01/2006 to 12/31/2006...........    $11.45       $13.63        220,823
   01/01/2007 to 12/31/2007...........    $13.63       $13.48        199,588
   01/01/2008 to 12/31/2008...........    $13.48       $ 8.26        357,327
   01/01/2009 to 12/31/2009...........    $ 8.26       $ 9.55        955,597
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.50      2,241,213
   01/01/2011 to 12/31/2011...........    $10.50       $10.21        930,254
   01/01/2012 to 12/31/2012...........    $10.21       $11.32        944,041
   01/01/2013 to 12/31/2013...........    $11.32       $14.89        723,861
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.60       $11.51        545,726
   01/01/2005 to 12/31/2005...........    $11.51       $11.37        610,956
   01/01/2006 to 12/31/2006...........    $11.37       $12.27        534,766
   01/01/2007 to 12/31/2007...........    $12.27       $12.29        381,166
   01/01/2008 to 12/31/2008...........    $12.29       $ 8.94        319,199
   01/01/2009 to 12/31/2009...........    $ 8.94       $11.85        795,835
   01/01/2010 to 12/31/2010...........    $11.85       $13.15      1,105,972
   01/01/2011 to 12/31/2011...........    $13.15       $13.26        726,173
   01/01/2012 to 12/31/2012...........    $13.26       $14.76        739,423
   01/01/2013 to 12/31/2013...........    $14.76       $15.47        468,596

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.86       $15.74        545,075
   01/01/2005 to 12/31/2005...........    $15.74       $17.93      8,655,832
   01/01/2006 to 12/31/2006...........    $17.93       $21.20      6,192,845
   01/01/2007 to 12/31/2007...........    $21.20       $24.67      5,332,206
   01/01/2008 to 12/31/2008...........    $24.67       $12.00      5,724,854
   01/01/2009 to 12/31/2009...........    $12.00       $15.87      5,162,536
   01/01/2010 to 12/31/2010...........    $15.87       $17.76      5,317,631
   01/01/2011 to 12/31/2011...........    $17.76       $15.12      4,477,136
   01/01/2012 to 12/31/2012...........    $15.12       $17.79      3,891,676
   01/01/2013 to 12/31/2013...........    $17.79       $20.70      3,800,682
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 5.65       $ 6.69        122,795
   01/01/2005 to 12/31/2005...........    $ 6.69       $ 7.43        487,950
   01/01/2006 to 12/31/2006...........    $ 7.43       $ 9.26      1,708,815
   01/01/2007 to 12/31/2007...........    $ 9.26       $10.66      3,014,173
   01/01/2008 to 12/31/2008...........    $10.66       $ 5.84      2,755,958
   01/01/2009 to 12/31/2009...........    $ 5.84       $ 7.44      2,910,615
   01/01/2010 to 12/31/2010...........    $ 7.44       $ 8.08      2,881,182
   01/01/2011 to 12/31/2011...........    $ 8.08       $ 6.91      2,224,758
   01/01/2012 to 12/31/2012...........    $ 6.91       $ 7.88      2,382,592
   01/01/2013 to 12/31/2013...........    $ 7.88       $ 9.20      2,248,809
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.91      1,214,623
   01/01/2009 to 12/31/2009...........    $10.91       $11.86        315,474
   01/01/2010 to 12/31/2010...........    $11.86       $12.85        158,509
   01/01/2011 to 12/31/2011...........    $12.85       $14.13      1,389,924
   01/01/2012 to 12/31/2012...........    $14.13       $15.11        740,615
   01/01/2013 to 12/31/2013...........    $15.11       $14.30        401,220
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18        156,130
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.90      1,187,111
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.54      2,955,116
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.50      4,214,114
   01/01/2011 to 12/31/2011...........    $ 9.50       $ 9.23      4,056,199
   01/01/2012 to 12/31/2012...........    $ 9.23       $10.25      3,777,976
   01/01/2013 to 12/31/2013...........    $10.25       $11.65      3,647,582

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 6.87       $ 7.86         428,765
   01/01/2005 to 12/31/2005...........    $ 7.86       $ 8.54       1,664,850
   01/01/2006 to 12/31/2006...........    $ 8.54       $10.25       1,135,516
   01/01/2007 to 12/31/2007...........    $10.25       $10.96         961,429
   01/01/2008 to 12/31/2008...........    $10.96       $ 6.28         975,043
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.34       1,395,597
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 8.74       1,243,521
   01/01/2011 to 12/31/2011...........    $ 8.74       $ 7.76         828,367
   01/01/2012 to 12/31/2012...........    $ 7.76       $ 9.25         957,141
   01/01/2013 to 12/31/2013...........    $ 9.25       $10.43         725,002
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 8.40       $ 9.12         290,887
   01/01/2005 to 12/31/2005...........    $ 9.12       $ 9.53         269,712
   01/01/2006 to 12/31/2006...........    $ 9.53       $10.35         256,302
   01/01/2007 to 12/31/2007...........    $10.35       $10.32       9,818,698
   01/01/2008 to 12/31/2008...........    $10.32       $ 8.31      17,909,520
   01/01/2009 to 12/31/2009...........    $ 8.31       $ 9.91      16,862,953
   01/01/2010 to 12/31/2010...........    $ 9.91       $10.39      14,390,403
   01/01/2011 to 12/31/2011...........    $10.39       $10.18      11,488,876
   01/01/2012 to 12/31/2012...........    $10.18       $11.02      11,036,008
   01/01/2013 to 12/31/2013...........    $11.02       $11.96       9,644,359
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28           2,718
   01/01/2010 to 12/31/2010...........    $10.28       $11.19          66,303
   01/01/2011 to 12/31/2011...........    $11.19       $11.01          59,147
   01/01/2012 to 12/31/2012...........    $11.01       $12.40          88,918
   01/01/2013 to 12/31/2013...........    $12.40       $16.54          83,391
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29           1,947
   01/01/2010 to 12/31/2010...........    $10.29       $11.44          69,387
   01/01/2011 to 12/31/2011...........    $11.44       $10.53         160,188
   01/01/2012 to 12/31/2012...........    $10.53       $11.65         180,219
   01/01/2013 to 12/31/2013...........    $11.65       $14.97         162,864

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 8.66       $ 9.78         419,818
   01/01/2005 to 12/31/2005...........    $ 9.78       $10.17       1,212,693
   01/01/2006 to 12/31/2006...........    $10.17       $11.78       3,666,066
   01/01/2007 to 12/31/2007...........    $11.78       $11.17       6,338,741
   01/01/2008 to 12/31/2008...........    $11.17       $ 6.39       6,057,693
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010...........    $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011...........    $ 8.25       $ 7.73       4,506,463
   01/01/2012 to 12/31/2012...........    $ 7.73       $ 8.83       4,545,454
   01/01/2013 to 12/31/2013...........    $ 8.83       $12.07       4,488,390
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 8.16       $ 9.22       2,016,277
   01/01/2005 to 12/31/2005...........    $ 9.22       $ 9.63      29,347,495
   01/01/2006 to 12/31/2006...........    $ 9.63       $10.10      24,648,331
   01/01/2007 to 12/31/2007...........    $10.10       $11.35      22,896,973
   01/01/2008 to 12/31/2008...........    $11.35       $ 6.25      21,934,912
   01/01/2009 to 12/31/2009...........    $ 6.25       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010...........    $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 8.99      15,345,638
   01/01/2012 to 12/31/2012...........    $ 8.99       $ 9.86      13,995,736
   01/01/2013 to 12/31/2013...........    $ 9.86       $13.17      11,607,162
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.60       $12.18         732,155
   01/01/2005 to 12/31/2005...........    $12.18       $12.04       6,285,213
   01/01/2006 to 12/31/2006...........    $12.04       $12.92       4,627,555
   01/01/2007 to 12/31/2007...........    $12.92       $13.40       3,882,503
   01/01/2008 to 12/31/2008...........    $13.40       $10.05       3,023,716
   01/01/2009 to 12/31/2009...........    $10.05       $13.23       2,831,230
   01/01/2010 to 12/31/2010...........    $13.23       $14.66       2,484,757
   01/01/2011 to 12/31/2011...........    $14.66       $15.79       2,014,193
   01/01/2012 to 12/31/2012...........    $15.79       $16.35       1,924,443
   01/01/2013 to 12/31/2013...........    $16.35       $15.66       1,980,114
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.06       $10.48         273,401
   01/01/2005 to 12/31/2005...........    $10.48       $11.02         282,357
   01/01/2006 to 12/31/2006...........    $11.02       $13.39         250,746
   01/01/2007 to 12/31/2007...........    $13.39       $14.32         214,421
   01/01/2008 to 12/31/2008...........    $14.32       $ 9.24         207,928
   01/01/2009 to 12/31/2009...........    $ 9.24       $11.88         567,835
   01/01/2010 to 12/31/2010...........    $11.88       $13.01         483,477
   01/01/2011 to 12/31/2011...........    $13.01       $12.32         303,934
   01/01/2012 to 12/31/2012...........    $12.32       $14.82         422,214
   01/01/2013 to 12/31/2013...........    $14.82       $18.49       1,295,919

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 6.21       $ 6.72        387,463
   01/01/2005 to 12/31/2005...........    $ 6.72       $ 6.98      3,719,318
   01/01/2006 to 12/31/2006...........    $ 6.98       $ 7.48      2,366,611
   01/01/2007 to 12/31/2007...........    $ 7.48       $ 8.42      1,924,706
   01/01/2008 to 12/31/2008...........    $ 8.42       $ 5.24      2,384,441
   01/01/2009 to 12/31/2009...........    $ 5.24       $ 6.37      2,663,189
   01/01/2010 to 12/31/2010...........    $ 6.37       $ 7.02      2,436,368
   01/01/2011 to 12/31/2011...........    $ 7.02       $ 6.82      2,244,120
   01/01/2012 to 12/31/2012...........    $ 6.82       $ 7.81      2,554,207
   01/01/2013 to 12/31/2013...........    $ 7.81       $10.44      1,927,045
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17          2,038
   01/01/2013 to 12/31/2013...........    $10.17       $13.38         77,680
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.89       $11.15        194,765
   01/01/2005 to 12/31/2005...........    $11.15       $11.49        187,692
   01/01/2006 to 12/31/2006...........    $11.49       $12.83        147,486
   01/01/2007 to 12/31/2007...........    $12.83       $12.88        179,218
   01/01/2008 to 12/31/2008...........    $12.88       $ 7.79        332,297
   01/01/2009 to 12/31/2009...........    $ 7.79       $10.58        511,219
   01/01/2010 to 12/31/2010...........    $10.58       $12.78      1,099,827
   01/01/2011 to 12/31/2011...........    $12.78       $12.06        585,815
   01/01/2012 to 12/31/2012...........    $12.06       $13.96        602,157
   01/01/2013 to 12/31/2013...........    $13.96       $18.07        542,756
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.13       $ 9.98        234,402
   01/01/2005 to 12/31/2005...........    $ 9.98       $10.03      1,333,707
   01/01/2006 to 12/31/2006...........    $10.03       $10.25      1,115,761
   01/01/2007 to 12/31/2007...........    $10.25       $10.51      1,044,258
   01/01/2008 to 12/31/2008...........    $10.51       $10.53      2,377,836
   01/01/2009 to 12/31/2009...........    $10.53       $10.32      3,829,439
   01/01/2010 to 12/31/2010...........    $10.32       $10.09      3,509,980
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.86      2,513,603
   01/01/2012 to 12/31/2012...........    $ 9.86       $ 9.64      1,652,100
   01/01/2013 to 12/31/2013...........    $ 9.64       $ 9.43        856,838

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.32       $15.99        537,445
   01/01/2005 to 12/31/2005...........    $15.99       $17.52      3,716,512
   01/01/2006 to 12/31/2006...........    $17.52       $18.96      2,666,820
   01/01/2007 to 12/31/2007...........    $18.96       $19.12      2,274,821
   01/01/2008 to 12/31/2008...........    $19.12       $10.79      2,188,696
   01/01/2009 to 12/31/2009...........    $10.79       $14.84      2,033,956
   01/01/2010 to 12/31/2010...........    $14.84       $17.90      1,807,620
   01/01/2011 to 12/31/2011...........    $17.90       $17.07      1,391,570
   01/01/2012 to 12/31/2012...........    $17.07       $19.54      1,265,150
   01/01/2013 to 12/31/2013...........    $19.54       $27.12      1,148,147
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06          4,165
   01/01/2012 to 12/31/2012...........    $10.06       $10.31        329,733
   01/01/2013 to 12/31/2013...........    $10.31       $ 9.80        118,330
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 6.01       $ 6.81        369,234
   01/01/2005 to 12/31/2005...........    $ 6.81       $ 7.56        472,929
   01/01/2006 to 12/31/2006...........    $ 7.56       $ 8.43        437,466
   01/01/2007 to 12/31/2007...........    $ 8.43       $10.07        494,768
   01/01/2008 to 12/31/2008...........    $10.07       $ 5.59        501,805
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 7.09        649,456
   01/01/2010 to 12/31/2010...........    $ 7.09       $ 8.92        978,075
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.87        702,733
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.74        851,665
   01/01/2013 to 12/31/2013...........    $ 9.74       $12.63      1,608,579
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 6.61       $ 7.07        129,475
   01/01/2005 to 12/31/2005...........    $ 7.07       $ 6.94        127,711
   01/01/2006 to 12/31/2006...........    $ 6.94       $ 7.31        126,380
   01/01/2007 to 12/31/2007...........    $ 7.31       $ 8.48        100,594
   01/01/2008 to 12/31/2008...........    $ 8.48       $ 4.76        121,677
   01/01/2009 to 12/31/2009...........    $ 4.76       $ 5.71        232,172
   01/01/2010 to 12/31/2010...........    $ 5.71       $ 6.71        304,468
   01/01/2011 to 04/29/2011...........    $ 6.71       $ 7.51              0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.28      1,342,661
   01/01/2013 to 12/31/2013...........    $10.28       $11.95      1,330,658

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.56          14,499
   01/01/2009 to 12/31/2009...........    $ 5.56       $ 9.05         557,293
   01/01/2010 to 12/31/2010...........    $ 9.05       $10.81       1,043,494
   01/01/2011 to 12/31/2011...........    $10.81       $ 8.43         371,919
   01/01/2012 to 12/31/2012...........    $ 8.43       $ 9.71         363,440
   01/01/2013 to 12/31/2013...........    $ 9.71       $ 9.52         245,395
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.65       $11.62       1,143,298
   01/01/2005 to 12/31/2005...........    $11.62       $11.54      14,980,147
   01/01/2006 to 12/31/2006...........    $11.54       $11.72      12,397,970
   01/01/2007 to 12/31/2007...........    $11.72       $12.23      11,467,693
   01/01/2008 to 12/31/2008...........    $12.23       $12.09       6,660,709
   01/01/2009 to 12/31/2009...........    $12.09       $13.02       7,445,388
   01/01/2010 to 12/31/2010...........    $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011...........    $13.23       $13.22       5,625,465
   01/01/2012 to 12/31/2012...........    $13.22       $13.53       5,727,313
   01/01/2013 to 12/31/2013...........    $13.53       $12.94       5,935,675
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.76       $13.09       2,344,332
   01/01/2005 to 12/31/2005...........    $13.09       $13.11       5,088,435
   01/01/2006 to 12/31/2006...........    $13.11       $13.30       8,896,833
   01/01/2007 to 12/31/2007...........    $13.30       $14.08      11,765,641
   01/01/2008 to 12/31/2008...........    $14.08       $13.45       6,994,579
   01/01/2009 to 12/31/2009...........    $13.45       $15.32      10,035,432
   01/01/2010 to 12/31/2010...........    $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011...........    $16.13       $16.27       8,611,634
   01/01/2012 to 12/31/2012...........    $16.27       $17.39       8,501,917
   01/01/2013 to 12/31/2013...........    $17.39       $16.68       7,966,223
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         318,272
   01/01/2006 to 12/31/2006...........    $10.03       $10.59       7,378,914
   01/01/2007 to 12/31/2007...........    $10.59       $11.25      15,878,486
   01/01/2008 to 12/31/2008...........    $11.25       $ 8.85      31,839,577
   01/01/2009 to 12/31/2009...........    $ 8.85       $10.39      39,603,313
   01/01/2010 to 12/31/2010...........    $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011...........    $11.23       $11.09      40,512,789
   01/01/2012 to 12/31/2012...........    $11.09       $11.96      38,896,095
   01/01/2013 to 12/31/2013...........    $11.96       $12.77      28,415,848

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06         354,554
   01/01/2012 to 12/31/2012...........    $10.06       $10.53          87,533
   01/01/2013 to 12/31/2013...........    $10.53       $10.06         108,451
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.43      16,318,465
   01/01/2007 to 12/31/2007...........    $10.43       $11.36      47,156,856
   01/01/2008 to 12/31/2008...........    $11.36       $ 6.58      31,425,844
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 8.11      33,343,551
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 9.43      36,130,309
   01/01/2011 to 12/31/2011...........    $ 9.43       $ 8.65      29,569,330
   01/01/2012 to 12/31/2012...........    $ 8.65       $ 9.54      28,016,813
   01/01/2013 to 12/31/2013...........    $ 9.54       $10.92      25,282,194
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 7.98       $ 8.58         343,296
   01/01/2005 to 12/31/2005...........    $ 8.58       $ 8.69         567,062
   01/01/2006 to 12/31/2006...........    $ 8.69       $ 9.56         479,261
   01/01/2007 to 12/31/2007...........    $ 9.56       $ 9.54         444,324
   01/01/2008 to 12/31/2008...........    $ 9.54       $ 5.71         424,286
   01/01/2009 to 12/31/2009...........    $ 5.71       $ 6.80         393,269
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 7.65         483,015
   01/01/2011 to 12/31/2011...........    $ 7.65       $ 7.74         442,995
   01/01/2012 to 12/31/2012...........    $ 7.74       $ 8.99         570,731
   01/01/2013 to 12/31/2013...........    $ 8.99       $11.63         406,718
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.86          29,403
   01/01/2012 to 12/31/2012...........    $ 8.86       $ 9.80         248,767
   01/01/2013 to 12/31/2013...........    $ 9.80       $11.73         444,569
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03         205,441
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.10       2,073,853
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.57       3,975,651
   01/01/2010 to 12/31/2010...........    $ 8.57       $ 9.37       5,406,914
   01/01/2011 to 12/31/2011...........    $ 9.37       $ 9.00       4,727,624
   01/01/2012 to 12/31/2012...........    $ 9.00       $ 9.70       4,685,920
   01/01/2013 to 12/31/2013...........    $ 9.70       $10.66       3,760,110

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         334,109
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.28       1,661,195
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 9.03       3,018,362
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.09       4,112,813
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.63       3,677,069
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.91       4,089,262
   01/01/2013 to 12/31/2013...........    $10.91       $12.59       4,474,896
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.46       $10.08         218,686
   01/01/2005 to 12/31/2005...........    $10.08       $10.30         210,895
   01/01/2006 to 12/31/2006...........    $10.30       $11.05         192,538
   01/01/2007 to 12/31/2007...........    $11.05       $11.76       1,815,549
   01/01/2008 to 12/31/2008...........    $11.76       $ 8.02       2,188,363
   01/01/2009 to 12/31/2009...........    $ 8.02       $ 9.99       8,000,192
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.92      13,274,208
   01/01/2011 to 12/31/2011...........    $10.92       $10.32       9,628,538
   01/01/2012 to 12/31/2012...........    $10.32       $11.21       9,469,366
   01/01/2013 to 12/31/2013...........    $11.21       $12.53       7,377,022
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.82       $15.30          67,370
   01/01/2005 to 12/31/2005...........    $15.30       $15.18         148,853
   01/01/2006 to 12/31/2006...........    $15.18       $16.71         457,905
   01/01/2007 to 12/31/2007...........    $16.71       $17.50         771,440
   01/01/2008 to 12/31/2008...........    $17.50       $11.12         634,820
   01/01/2009 to 12/31/2009...........    $11.12       $14.55         668,952
   01/01/2010 to 12/31/2010...........    $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011...........    $19.41       $18.79         589,865
   01/01/2012 to 12/31/2012...........    $18.79       $20.60         573,869
   01/01/2013 to 12/31/2013...........    $20.60       $27.22         508,770
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.95       $15.87         465,784
   01/01/2005 to 12/31/2005...........    $15.87       $16.55       4,687,840
   01/01/2006 to 12/31/2006...........    $16.55       $19.42       3,672,632
   01/01/2007 to 12/31/2007...........    $19.42       $17.91       4,000,366
   01/01/2008 to 12/31/2008...........    $17.91       $12.31       3,408,854
   01/01/2009 to 12/31/2009...........    $12.31       $15.28       3,254,555
   01/01/2010 to 12/31/2010...........    $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011...........    $18.82       $17.29       2,484,653
   01/01/2012 to 12/31/2012...........    $17.29       $19.98       2,219,180
   01/01/2013 to 12/31/2013...........    $19.98       $26.83       1,906,166

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.48       $11.38          39,231
   01/01/2005 to 12/31/2005...........    $11.38       $11.65          52,235
   01/01/2006 to 12/31/2006...........    $11.65       $12.81         985,266
   01/01/2007 to 12/31/2007...........    $12.81       $13.31      14,732,752
   01/01/2008 to 12/31/2008...........    $13.31       $ 9.64       9,944,782
   01/01/2009 to 12/31/2009...........    $ 9.64       $11.69      11,957,974
   01/01/2010 to 12/31/2010...........    $11.69       $12.75      13,631,064
   01/01/2011 to 12/31/2011...........    $12.75       $12.71      12,152,747
   01/01/2012 to 12/31/2012...........    $12.71       $14.10      13,448,271
   01/01/2013 to 12/31/2013...........    $14.10       $16.10      14,623,778
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.62       $11.83         303,689
   01/01/2005 to 12/31/2005...........    $11.83       $12.20         869,597
   01/01/2006 to 12/31/2006...........    $12.20       $14.47       2,885,427
   01/01/2007 to 12/31/2007...........    $14.47       $13.64       4,758,283
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.75       4,124,590
   01/01/2009 to 12/31/2009...........    $ 7.75       $ 9.38       3,819,071
   01/01/2010 to 12/31/2010...........    $ 9.38       $10.38       3,742,939
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.98       3,116,748
   01/01/2012 to 12/31/2012...........    $ 9.98       $11.44       3,429,042
   01/01/2013 to 12/31/2013...........    $11.44       $14.50       3,074,463
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 5.72       $ 5.91         307,367
   01/01/2005 to 12/31/2005...........    $ 5.91       $ 6.73         309,013
   01/01/2006 to 12/31/2006...........    $ 6.73       $ 6.95       5,456,600
   01/01/2007 to 12/31/2007...........    $ 6.95       $ 7.35       9,896,516
   01/01/2008 to 12/31/2008...........    $ 7.35       $ 4.27       9,138,560
   01/01/2009 to 12/31/2009...........    $ 4.27       $ 6.40       9,157,180
   01/01/2010 to 12/31/2010...........    $ 6.40       $ 7.24       8,869,616
   01/01/2011 to 12/31/2011...........    $ 7.24       $ 6.96       6,383,742
   01/01/2012 to 12/31/2012...........    $ 6.96       $ 8.00       5,841,181
   01/01/2013 to 12/31/2013...........    $ 8.00       $11.27       6,683,387
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.23       $14.40          41,428
   01/01/2005 to 12/31/2005...........    $14.40       $18.50          68,831
   01/01/2006 to 12/31/2006...........    $18.50       $20.96          69,991
   01/01/2007 to 12/31/2007...........    $20.96       $28.78          88,424
   01/01/2008 to 12/31/2008...........    $28.78       $14.07          82,096
   01/01/2009 to 12/31/2009...........    $14.07       $20.54         479,835
   01/01/2010 to 12/31/2010...........    $20.54       $24.18         624,332
   01/01/2011 to 12/31/2011...........    $24.18       $20.11         353,699
   01/01/2012 to 12/31/2012...........    $20.11       $20.37         293,997
   01/01/2013 to 12/31/2013...........    $20.37       $22.98         181,940

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.23       $14.05        191,816
   01/01/2005 to 12/31/2005...........    $14.05       $13.12      5,107,689
   01/01/2006 to 12/31/2006...........    $13.12       $13.63      3,724,317
   01/01/2007 to 12/31/2007...........    $13.63       $14.61      3,017,953
   01/01/2008 to 12/31/2008...........    $14.61       $13.93      1,722,092
   01/01/2009 to 12/31/2009...........    $13.93       $15.27      2,184,589
   01/01/2010 to 12/31/2010...........    $15.27       $15.78      2,318,146
   01/01/2011 to 12/31/2011...........    $15.78       $16.06      1,633,647
   01/01/2012 to 12/31/2012...........    $16.06       $16.52      1,630,360
   01/01/2013 to 12/31/2013...........    $16.52       $15.54      1,781,434
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99          1,583
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.30         87,538
   01/01/2007 to 12/31/2007...........    $11.30       $12.10         77,715
   01/01/2008 to 12/31/2008...........    $12.10       $ 6.82        112,381
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.56      1,598,005
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.60      1,997,421
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.06      1,672,695
   01/01/2012 to 12/31/2012...........    $ 9.06       $ 9.83      2,234,971
   01/01/2013 to 12/31/2013...........    $ 9.83       $11.58      3,669,386
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        993,285
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.24      3,325,125
   01/01/2009 to 12/31/2009...........    $ 9.24       $10.08      3,504,626
   01/01/2010 to 12/31/2010...........    $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011...........    $10.62       $11.01      3,326,989
   01/01/2012 to 12/31/2012...........    $11.01       $11.61      3,229,309
   01/01/2013 to 12/31/2013...........    $11.61       $11.18      4,743,456
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.39         62,076
   01/01/2006 to 12/31/2006...........    $11.39       $12.36         32,852
   01/01/2007 to 12/31/2007...........    $12.36       $13.42         27,357
   01/01/2008 to 12/31/2008...........    $13.42       $ 7.72         19,329
   01/01/2009 to 12/31/2009...........    $ 7.72       $10.55         18,055
   01/01/2010 to 07/16/2010...........    $10.55       $10.30              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $10.64       $12.40         83,727
   01/01/2005 to 12/31/2005...........    $12.40       $14.06         86,193
   01/01/2006 to 12/31/2006...........    $14.06       $16.92         74,041
   01/01/2007 to 12/31/2007...........    $16.92       $19.02         66,328
   01/01/2008 to 12/31/2008...........    $19.02       $10.88         68,654
   01/01/2009 to 12/31/2009...........    $10.88       $12.33         94,271
   01/01/2010 to 07/16/2010...........    $12.33       $11.68              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $ 8.97       $ 9.40         84,876
   01/01/2005 to 12/31/2005...........    $ 9.40       $ 9.54         62,448
   01/01/2006 to 12/31/2006...........    $ 9.54       $ 9.88         40,425
   01/01/2007 to 12/31/2007...........    $ 9.88       $10.82         27,192
   01/01/2008 to 12/31/2008...........    $10.82       $ 7.70         24,749
   01/01/2009 to 12/31/2009...........    $ 7.70       $10.83         50,099
   01/01/2010 to 07/16/2010...........    $10.83       $10.09              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.08         10,685
   01/01/2009 to 12/31/2009...........    $ 6.08       $ 7.66         69,420
   01/01/2010 to 12/31/2010...........    $ 7.66       $ 8.90         69,413
   01/01/2011 to 12/31/2011...........    $ 8.90       $ 7.75         21,359
   01/01/2012 to 12/31/2012...........    $ 7.75       $ 8.63         29,699
   01/01/2013 to 12/31/2013...........    $ 8.63       $11.06          9,424
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.62      1,777,633
   01/01/2009 to 12/31/2009...........    $ 6.62       $ 8.41      4,989,742
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.06      8,310,248
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 8.71      5,866,214
   01/01/2012 to 09/21/2012...........    $ 8.71       $ 9.72              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.80          6,777
   01/01/2005 to 12/31/2005...........    $11.80       $12.71         17,500
   01/01/2006 to 12/31/2006...........    $12.71       $17.20         45,884
   01/01/2007 to 12/31/2007...........    $17.20       $19.05         57,536
   01/01/2008 to 12/31/2008...........    $19.05       $10.66         37,037
   01/01/2009 to 12/31/2009...........    $10.66       $14.69         91,281
   01/01/2010 to 12/31/2010...........    $14.69       $15.76         65,815
   01/01/2011 to 12/31/2011...........    $15.76       $14.25         31,729
   01/01/2012 to 12/31/2012...........    $14.25       $17.46         41,689
   01/01/2013 to 12/31/2013...........    $17.46       $19.52         22,543

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.14        17,087
   01/01/2012 to 04/27/2012...........    $ 8.14       $ 9.20             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.08        26,832
   01/01/2012 to 12/31/2012...........    $ 9.08       $10.54        22,517
   01/01/2013 to 12/31/2013...........    $10.54       $13.50        58,273
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.67         1,825
   01/01/2005 to 12/31/2005...........    $11.67       $12.63         5,547
   01/01/2006 to 12/31/2006...........    $12.63       $14.34         7,221
   01/01/2007 to 12/31/2007...........    $14.34       $15.72        31,271
   01/01/2008 to 12/31/2008...........    $15.72       $ 7.98        18,138
   01/01/2009 to 12/31/2009...........    $ 7.98       $11.11        78,524
   01/01/2010 to 12/31/2010...........    $11.11       $13.44       116,965
   01/01/2011 to 04/29/2011...........    $13.44       $14.94             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $10.46       $11.11        15,566
   01/01/2005 to 12/31/2005...........    $11.11       $11.51        32,822
   01/01/2006 to 12/31/2006...........    $11.51       $13.10        34,866
   01/01/2007 to 12/31/2007...........    $13.10       $ 9.96        27,803
   01/01/2008 to 12/31/2008...........    $ 9.96       $ 3.95        33,237
   01/01/2009 to 12/31/2009...........    $ 3.95       $ 4.92       237,725
   01/01/2010 to 12/31/2010...........    $ 4.92       $ 5.30       153,812
   01/01/2011 to 04/29/2011...........    $ 5.30       $ 5.58             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $10.85       $11.41         5,057
   01/01/2005 to 12/31/2005...........    $11.41       $12.06        16,533
   01/01/2006 to 12/31/2006...........    $12.06       $12.41        21,500
   01/01/2007 to 12/31/2007...........    $12.41       $13.57        11,445
   01/01/2008 to 12/31/2008...........    $13.57       $ 9.47        10,538
   01/01/2009 to 12/31/2009...........    $ 9.47       $11.81        37,731
   01/01/2010 to 12/31/2010...........    $11.81       $12.16        40,741
   01/01/2011 to 12/31/2011...........    $12.16       $12.36        13,976
   01/01/2012 to 12/31/2012...........    $12.36       $14.60        18,372
   01/01/2013 to 12/31/2013...........    $14.60       $20.06        10,123
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.73        17,085
   01/01/2013 to 12/31/2013...........    $ 9.73       $13.03         9,944

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.20             0
   01/01/2009 to 12/31/2009...........    $ 6.20       $ 9.54             0
   01/01/2010 to 12/31/2010...........    $ 9.54       $11.31             0
   01/01/2011 to 12/31/2011...........    $11.31       $10.50             0
   01/01/2012 to 12/31/2012...........    $10.50       $11.42             0
   01/01/2013 to 12/31/2013...........    $11.42       $13.97             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.95             0
   01/01/2009 to 12/31/2009...........    $ 5.95       $ 6.80             0
   01/01/2010 to 12/31/2010...........    $ 6.80       $ 8.67             0
   01/01/2011 to 12/31/2011...........    $ 8.67       $ 8.58             0
   01/01/2012 to 12/31/2012...........    $ 8.58       $ 9.48             0
   01/01/2013 to 12/31/2013...........    $ 9.48       $13.79             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $10.88       $12.74        25,630
   01/01/2005 to 12/31/2005...........    $12.74       $16.38        67,418
   01/01/2006 to 12/31/2006...........    $16.38       $21.55        61,139
   01/01/2007 to 12/31/2007...........    $21.55       $30.23        65,150
   01/01/2008 to 12/31/2008...........    $30.23       $12.45        49,725
   01/01/2009 to 12/31/2009...........    $12.45       $19.75       409,771
   01/01/2010 to 12/31/2010...........    $19.75       $22.42       289,917
   01/01/2011 to 12/31/2011...........    $22.42       $17.00        78,098
   01/01/2012 to 12/31/2012...........    $17.00       $19.41       107,223
   01/01/2013 to 12/31/2013...........    $19.41       $18.98        54,787
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........    $10.43       $10.14        28,325
   01/01/2005 to 12/31/2005...........    $10.14       $11.84        27,061
   01/01/2006 to 12/31/2006...........    $11.84       $16.12        46,104
   01/01/2007 to 12/31/2007...........    $16.12       $23.28        67,939
   01/01/2008 to 12/31/2008...........    $23.28       $11.19        49,894
   01/01/2009 to 12/31/2009...........    $11.19       $16.87        26,367
   01/01/2010 to 12/31/2010...........    $16.87       $18.78        15,895
   01/01/2011 to 12/31/2011...........    $18.78       $13.40         5,569
   01/01/2012 to 12/31/2012...........    $13.40       $15.13         6,189
   01/01/2013 to 12/31/2013...........    $15.13       $17.00         4,435

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $11.58        20,936
   01/01/2005 to 12/31/2005...........    $11.58       $11.30        10,959
   01/01/2006 to 12/31/2006...........    $11.30       $12.75        12,157
   01/01/2007 to 12/31/2007...........    $12.75       $ 9.06         2,021
   01/01/2008 to 12/31/2008...........    $ 9.06       $ 4.70        12,370
   01/01/2009 to 12/31/2009...........    $ 4.70       $ 4.40        87,174
   01/01/2010 to 12/31/2010...........    $ 4.40       $ 4.66        21,120
   01/01/2011 to 12/31/2011...........    $ 4.66       $ 3.34         3,321
   01/01/2012 to 12/31/2012...........    $ 3.34       $ 4.35         8,877
   01/01/2013 to 12/31/2013...........    $ 4.35       $ 5.68         5,826
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $12.43        15,658
   01/01/2005 to 12/31/2005...........    $12.43       $12.45        43,709
   01/01/2006 to 12/31/2006...........    $12.45       $14.06        22,698
   01/01/2007 to 12/31/2007...........    $14.06       $17.96        19,556
   01/01/2008 to 12/31/2008...........    $17.96       $ 8.53        27,323
   01/01/2009 to 12/31/2009...........    $ 8.53       $13.53       287,243
   01/01/2010 to 12/31/2010...........    $13.53       $17.16       190,747
   01/01/2011 to 12/31/2011...........    $17.16       $14.06        34,489
   01/01/2012 to 12/31/2012...........    $14.06       $14.91        35,265
   01/01/2013 to 12/31/2013...........    $14.91       $17.26        27,017
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 9.29       $ 8.15        10,709
   01/01/2005 to 12/31/2005...........    $ 8.15       $ 7.86        27,580
   01/01/2006 to 12/31/2006...........    $ 7.86       $ 7.10       128,536
   01/01/2007 to 12/31/2007...........    $ 7.10       $ 6.99       128,086
   01/01/2008 to 12/31/2008...........    $ 6.99       $ 9.55        39,414
   01/01/2009 to 12/31/2009...........    $ 9.55       $ 6.74       216,649
   01/01/2010 to 12/31/2010...........    $ 6.74       $ 5.41       141,359
   01/01/2011 to 12/31/2011...........    $ 5.41       $ 4.82        78,440
   01/01/2012 to 12/31/2012...........    $ 4.82       $ 3.93       129,131
   01/01/2013 to 12/31/2013...........    $ 3.93       $ 2.82       121,599
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $10.58       $11.25        31,600
   01/01/2005 to 12/31/2005...........    $11.25       $11.30        65,965
   01/01/2006 to 12/31/2006...........    $11.30       $12.55       113,098
   01/01/2007 to 12/31/2007...........    $12.55       $12.71        65,994
   01/01/2008 to 12/31/2008...........    $12.71       $ 7.74       107,086
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.41       193,188
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.35        67,388
   01/01/2011 to 12/31/2011...........    $10.35       $10.12        23,593
   01/01/2012 to 12/31/2012...........    $10.12       $11.27        23,675
   01/01/2013 to 12/31/2013...........    $11.27       $14.29        17,226

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.67       $11.40         9,175
   01/01/2005 to 12/31/2005...........    $11.40       $11.10         8,502
   01/01/2006 to 12/31/2006...........    $11.10       $12.22         5,595
   01/01/2007 to 12/31/2007...........    $12.22       $12.85        10,373
   01/01/2008 to 12/31/2008...........    $12.85       $ 9.21         3,661
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94        97,910
   01/01/2010 to 12/31/2010...........    $10.94       $12.55       143,721
   01/01/2011 to 12/31/2011...........    $12.55       $13.12        72,497
   01/01/2012 to 12/31/2012...........    $13.12       $14.22        19,912
   01/01/2013 to 12/31/2013...........    $14.22       $17.86        15,413
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $10.69         2,087
   01/01/2005 to 12/31/2005...........    $10.69       $ 9.96           856
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.91           855
   01/01/2007 to 12/31/2007...........    $10.91       $ 9.78           854
   01/01/2008 to 12/31/2008...........    $ 9.78       $ 6.56        19,124
   01/01/2009 to 12/31/2009...........    $ 6.56       $ 8.39        39,285
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.96        84,984
   01/01/2011 to 12/31/2011...........    $ 9.96       $10.27        24,259
   01/01/2012 to 12/31/2012...........    $10.27       $12.25         4,559
   01/01/2013 to 12/31/2013...........    $12.25       $16.75        50,878
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........    $11.09       $12.39        17,205
   01/01/2005 to 12/31/2005...........    $12.39       $13.09        19,794
   01/01/2006 to 12/31/2006...........    $13.09       $15.04        37,776
   01/01/2007 to 12/31/2007...........    $15.04       $16.84        35,168
   01/01/2008 to 12/31/2008...........    $16.84       $ 9.22        16,443
   01/01/2009 to 12/31/2009...........    $ 9.22       $11.92        56,609
   01/01/2010 to 12/31/2010...........    $11.92       $11.96        25,208
   01/01/2011 to 12/31/2011...........    $11.96       $10.65         6,306
   01/01/2012 to 12/31/2012...........    $10.65       $12.14        12,720
   01/01/2013 to 12/31/2013...........    $12.14       $14.44         5,078
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........        --       $11.26        15,974
   01/01/2005 to 12/31/2005...........    $11.26       $11.45        24,234
   01/01/2006 to 12/31/2006...........    $11.45       $13.14        18,864
   01/01/2007 to 12/31/2007...........    $13.14       $10.38        28,975
   01/01/2008 to 12/31/2008...........    $10.38       $ 5.02        11,391
   01/01/2009 to 12/31/2009...........    $ 5.02       $ 5.64        70,455
   01/01/2010 to 12/31/2010...........    $ 5.64       $ 6.12        79,596
   01/01/2011 to 12/31/2011...........    $ 6.12       $ 5.15        22,265
   01/01/2012 to 12/31/2012...........    $ 5.15       $ 6.28        53,853
   01/01/2013 to 12/31/2013...........    $ 6.28       $ 8.11        83,810

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........        --       $10.65         5,322
   01/01/2005 to 12/31/2005...........    $10.65       $11.04         8,927
   01/01/2006 to 12/31/2006...........    $11.04       $11.36        25,213
   01/01/2007 to 12/31/2007...........    $11.36       $11.83        14,308
   01/01/2008 to 12/31/2008...........    $11.83       $ 8.76        15,300
   01/01/2009 to 12/31/2009...........    $ 8.76       $10.23        83,436
   01/01/2010 to 12/31/2010...........    $10.23       $10.29        47,773
   01/01/2011 to 12/31/2011...........    $10.29       $11.07        25,824
   01/01/2012 to 12/31/2012...........    $11.07       $12.71        27,154
   01/01/2013 to 12/31/2013...........    $12.71       $17.36        46,988
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $12.08         4,381
   01/01/2005 to 12/31/2005...........    $12.08       $12.10         3,013
   01/01/2006 to 12/31/2006...........    $12.10       $13.20         2,469
   01/01/2007 to 12/31/2007...........    $13.20       $14.42         4,693
   01/01/2008 to 12/31/2008...........    $14.42       $ 8.39         6,570
   01/01/2009 to 12/31/2009...........    $ 8.39       $10.17        28,892
   01/01/2010 to 12/31/2010...........    $10.17       $12.31        39,786
   01/01/2011 to 12/31/2011...........    $12.31       $11.82        44,914
   01/01/2012 to 12/31/2012...........    $11.82       $13.37        67,805
   01/01/2013 to 12/31/2013...........    $13.37       $18.07        56,816
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $10.35         8,278
   01/01/2005 to 12/31/2005...........    $10.35       $14.35        38,811
   01/01/2006 to 12/31/2006...........    $14.35       $15.55        39,065
   01/01/2007 to 12/31/2007...........    $15.55       $13.68         9,009
   01/01/2008 to 12/31/2008...........    $13.68       $ 7.91        46,920
   01/01/2009 to 12/31/2009...........    $ 7.91       $ 8.53         9,402
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.79         9,430
   01/01/2011 to 12/31/2011...........    $ 7.79       $ 6.21         3,365
   01/01/2012 to 12/31/2012...........    $ 6.21       $ 7.46        12,912
   01/01/2013 to 12/31/2013...........    $ 7.46       $10.81        10,998
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37           554
   01/01/2005 to 12/31/2005...........    $10.37       $10.23        22,430
   01/01/2006 to 12/31/2006...........    $10.23       $10.91        57,956
   01/01/2007 to 12/31/2007...........    $10.91       $11.40        49,727
   01/01/2008 to 12/31/2008...........    $11.40       $ 7.19        24,210
   01/01/2009 to 12/31/2009...........    $ 7.19       $ 9.11       462,335
   01/01/2010 to 12/31/2010...........    $ 9.11       $10.08        42,967
   01/01/2011 to 12/31/2011...........    $10.08       $10.16        70,694
   01/01/2012 to 12/31/2012...........    $10.16       $11.20         4,243
   01/01/2013 to 12/31/2013...........    $11.20       $14.30        31,006

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36           554
   01/01/2005 to 12/31/2005...........    $10.36       $10.43        11,553
   01/01/2006 to 12/31/2006...........    $10.43       $12.10        36,084
   01/01/2007 to 12/31/2007...........    $12.10       $11.85        49,947
   01/01/2008 to 12/31/2008...........    $11.85       $ 6.89        32,277
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 8.05       538,603
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 8.89        14,106
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 8.57        45,629
   01/01/2012 to 12/31/2012...........    $ 8.57       $ 9.67        75,425
   01/01/2013 to 12/31/2013...........    $ 9.67       $12.28        30,965
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $10.24       $11.12        21,341
   01/01/2005 to 12/31/2005...........    $11.12       $12.09        34,563
   01/01/2006 to 12/31/2006...........    $12.09       $12.29        24,037
   01/01/2007 to 12/31/2007...........    $12.29       $13.42        20,198
   01/01/2008 to 12/31/2008...........    $13.42       $ 8.03        19,253
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.85        35,155
   01/01/2010 to 12/31/2010...........    $10.85       $13.63       363,968
   01/01/2011 to 12/31/2011...........    $13.63       $12.93        14,890
   01/01/2012 to 12/31/2012...........    $12.93       $14.59        82,062
   01/01/2013 to 12/31/2013...........    $14.59       $18.61        28,227
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $10.77       $12.20        39,454
   01/01/2005 to 12/31/2005...........    $12.20       $12.98        35,137
   01/01/2006 to 12/31/2006...........    $12.98       $14.25        33,707
   01/01/2007 to 12/31/2007...........    $14.25       $14.07        49,396
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.76        55,681
   01/01/2009 to 12/31/2009...........    $ 8.76       $11.20       107,295
   01/01/2010 to 12/31/2010...........    $11.20       $13.19        58,649
   01/01/2011 to 12/31/2011...........    $13.19       $12.39       105,563
   01/01/2012 to 12/31/2012...........    $12.39       $14.12       104,327
   01/01/2013 to 12/31/2013...........    $14.12       $18.24        29,991
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $10.92        28,507
   01/01/2005 to 12/31/2005...........    $10.92       $10.69        74,795
   01/01/2006 to 12/31/2006...........    $10.69       $11.02        22,270
   01/01/2007 to 12/31/2007...........    $11.02       $12.67        39,384
   01/01/2008 to 12/31/2008...........    $12.67       $ 7.12        35,995
   01/01/2009 to 12/31/2009...........    $ 7.12       $10.58        76,174
   01/01/2010 to 12/31/2010...........    $10.58       $12.23        37,417
   01/01/2011 to 12/31/2011...........    $12.23       $12.13        12,206
   01/01/2012 to 12/31/2012...........    $12.13       $13.78         7,936
   01/01/2013 to 12/31/2013...........    $13.78       $18.09         7,576

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........        --       $13.80        29,672
   01/01/2005 to 12/31/2005...........    $13.80       $17.71        31,117
   01/01/2006 to 12/31/2006...........    $17.71       $20.89        45,074
   01/01/2007 to 12/31/2007...........    $20.89       $27.05        72,208
   01/01/2008 to 12/31/2008...........    $27.05       $16.67        43,174
   01/01/2009 to 12/31/2009...........    $16.67       $18.82        88,952
   01/01/2010 to 12/31/2010...........    $18.82       $21.66        66,859
   01/01/2011 to 12/31/2011...........    $21.66       $21.65        38,693
   01/01/2012 to 12/31/2012...........    $21.65       $21.78        38,369
   01/01/2013 to 12/31/2013...........    $21.78       $26.41        26,670
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........        --       $ 9.44         5,382
   01/01/2005 to 12/31/2005...........    $ 9.44       $ 8.87         8,146
   01/01/2006 to 12/31/2006...........    $ 8.87       $ 9.73        14,863
   01/01/2007 to 12/31/2007...........    $ 9.73       $ 9.73         2,626
   01/01/2008 to 12/31/2008...........    $ 9.73       $ 7.66        33,572
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 8.75        53,535
   01/01/2010 to 12/31/2010...........    $ 8.75       $ 8.59         5,412
   01/01/2011 to 12/31/2011...........    $ 8.59       $ 9.75         7,787
   01/01/2012 to 12/31/2012...........    $ 9.75       $10.66         3,042
   01/01/2013 to 12/31/2013...........    $10.66       $13.72         2,144
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........        --       $10.17        93,541
   01/01/2005 to 12/31/2005...........    $10.17       $12.56        98,463
   01/01/2006 to 12/31/2006...........    $12.56       $13.18       100,916
   01/01/2007 to 12/31/2007...........    $13.18       $15.78       190,655
   01/01/2008 to 12/31/2008...........    $15.78       $10.68       150,615
   01/01/2009 to 12/31/2009...........    $10.68       $14.13       113,280
   01/01/2010 to 12/31/2010...........    $14.13       $18.36       125,495
   01/01/2011 to 12/31/2011...........    $18.36       $14.50        69,676
   01/01/2012 to 12/31/2012...........    $14.50       $12.11        63,838
   01/01/2013 to 12/31/2013...........    $12.11       $ 7.34        39,940
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $13.06        22,857
   01/01/2005 to 12/31/2005...........    $13.06       $13.63        11,101
   01/01/2006 to 12/31/2006...........    $13.63       $17.65        12,978
   01/01/2007 to 12/31/2007...........    $17.65       $13.87         8,885
   01/01/2008 to 12/31/2008...........    $13.87       $ 7.96         9,660
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.96        43,586
   01/01/2010 to 12/31/2010...........    $ 9.96       $12.14        37,888
   01/01/2011 to 12/31/2011...........    $12.14       $12.43        11,950
   01/01/2012 to 12/31/2012...........    $12.43       $14.23        12,758
   01/01/2013 to 12/31/2013...........    $14.23       $13.92        10,809

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.31       219,942
   01/01/2005 to 12/31/2005...........    $ 8.31       $ 7.48       241,713
   01/01/2006 to 12/31/2006...........    $ 7.48       $ 8.05       112,427
   01/01/2007 to 12/31/2007...........    $ 8.05       $ 7.46        67,151
   01/01/2008 to 12/31/2008...........    $ 7.46       $ 4.52        57,625
   01/01/2009 to 12/31/2009...........    $ 4.52       $ 5.85       152,859
   01/01/2010 to 12/31/2010...........    $ 5.85       $ 4.80       209,469
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 2.93        80,708
   01/01/2012 to 12/31/2012...........    $ 2.93       $ 2.67        83,113
   01/01/2013 to 12/31/2013...........    $ 2.67       $ 3.04        49,382
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........    $ 9.49           --             0
   01/01/2005 to 12/31/2005...........    $ 8.24       $ 8.13        48,058
   01/01/2006 to 12/31/2006...........    $ 8.13       $ 7.83       100,168
   01/01/2007 to 12/31/2007...........    $ 7.83       $ 6.77        64,235
   01/01/2008 to 12/31/2008...........    $ 6.77       $ 9.81         1,410
   01/01/2009 to 12/31/2009...........    $ 9.81       $ 5.69        96,881
   01/01/2010 to 12/31/2010...........    $ 5.69       $ 4.38        68,859
   01/01/2011 to 12/31/2011...........    $ 4.38       $ 3.84        40,986
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 3.04        32,737
   01/01/2013 to 12/31/2013...........    $ 3.04       $ 2.10        14,860
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $10.44       $12.23        42,134
   01/01/2005 to 12/31/2005...........    $12.23       $12.85        63,388
   01/01/2006 to 12/31/2006...........    $12.85       $13.65        42,177
   01/01/2007 to 12/31/2007...........    $13.65       $13.88        21,833
   01/01/2008 to 12/31/2008...........    $13.88       $ 8.95        22,429
   01/01/2009 to 12/31/2009...........    $ 8.95       $11.04        58,108
   01/01/2010 to 12/31/2010...........    $11.04       $13.57        74,041
   01/01/2011 to 12/31/2011...........    $13.57       $13.43        18,342
   01/01/2012 to 12/31/2012...........    $13.43       $14.77        15,957
   01/01/2013 to 12/31/2013...........    $14.77       $20.28        80,138
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $10.67       $12.53        31,732
   01/01/2005 to 12/31/2005...........    $12.53       $12.74        21,091
   01/01/2006 to 12/31/2006...........    $12.74       $14.62        24,783
   01/01/2007 to 12/31/2007...........    $14.62       $13.26        24,467
   01/01/2008 to 12/31/2008...........    $13.26       $ 8.98        25,091
   01/01/2009 to 12/31/2009...........    $ 8.98       $10.57        32,653
   01/01/2010 to 12/31/2010...........    $10.57       $12.62        91,202
   01/01/2011 to 12/31/2011...........    $12.62       $11.83        20,580
   01/01/2012 to 12/31/2012...........    $11.83       $13.43        61,323
   01/01/2013 to 12/31/2013...........    $13.43       $18.07       100,408

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $12.54         4,099
   01/01/2005 to 12/31/2005...........    $12.54       $11.44           482
   01/01/2006 to 12/31/2006...........    $11.44       $15.02        11,713
   01/01/2007 to 12/31/2007...........    $15.02       $15.91         3,844
   01/01/2008 to 12/31/2008...........    $15.91       $10.20        32,436
   01/01/2009 to 12/31/2009...........    $10.20       $10.70        12,742
   01/01/2010 to 12/31/2010...........    $10.70       $12.10        41,695
   01/01/2011 to 12/31/2011...........    $12.10       $12.05         8,234
   01/01/2012 to 12/31/2012...........    $12.05       $13.72        59,339
   01/01/2013 to 12/31/2013...........    $13.72       $15.03         3,968
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........        --       $10.80         4,588
   01/01/2005 to 12/31/2005...........    $10.80       $11.51        48,140
   01/01/2006 to 12/31/2006...........    $11.51       $10.74        17,741
   01/01/2007 to 12/31/2007...........    $10.74       $11.56        15,483
   01/01/2008 to 12/31/2008...........    $11.56       $16.92        41,973
   01/01/2009 to 12/31/2009...........    $16.92       $11.14        54,783
   01/01/2010 to 12/31/2010...........    $11.14       $11.99        15,725
   01/01/2011 to 12/31/2011...........    $11.99       $16.82        15,972
   01/01/2012 to 12/31/2012...........    $16.82       $16.61         4,122
   01/01/2013 to 12/31/2013...........    $16.61       $13.13         2,836
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.86        27,449
   01/01/2005 to 12/31/2005...........    $13.86       $15.97        31,080
   01/01/2006 to 12/31/2006...........    $15.97       $17.27        20,470
   01/01/2007 to 12/31/2007...........    $17.27       $17.89        16,036
   01/01/2008 to 12/31/2008...........    $17.89       $ 5.69         8,054
   01/01/2009 to 12/31/2009...........    $ 5.69       $ 9.21       112,783
   01/01/2010 to 12/31/2010...........    $ 9.21       $13.48        90,655
   01/01/2011 to 12/31/2011...........    $13.48       $11.38        14,829
   01/01/2012 to 12/31/2012...........    $11.38       $14.74        10,051
   01/01/2013 to 12/31/2013...........    $14.74       $24.58         8,327
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $12.51        21,365
   01/01/2005 to 12/31/2005...........    $12.51       $13.82        22,152
   01/01/2006 to 12/31/2006...........    $13.82       $16.11        34,957
   01/01/2007 to 12/31/2007...........    $16.11       $18.24       112,953
   01/01/2008 to 12/31/2008...........    $18.24       $12.35        36,248
   01/01/2009 to 12/31/2009...........    $12.35       $13.37        47,094
   01/01/2010 to 12/31/2010...........    $13.37       $13.85        34,825
   01/01/2011 to 12/31/2011...........    $13.85       $15.91        23,874
   01/01/2012 to 12/31/2012...........    $15.91       $15.57        16,888
   01/01/2013 to 12/31/2013...........    $15.57       $17.25        11,862

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52         6,604
   01/01/2005 to 12/31/2005...........    $10.52       $11.97        28,433
   01/01/2006 to 12/31/2006...........    $11.97       $14.17        28,194
   01/01/2007 to 12/31/2007...........    $14.17       $16.56        38,253
   01/01/2008 to 12/31/2008...........    $16.56       $ 8.04        14,320
   01/01/2009 to 12/31/2009...........    $ 8.04       $10.78        17,242
   01/01/2010 to 12/31/2010...........    $10.78       $12.02         9,331
   01/01/2011 to 12/31/2011...........    $12.02       $ 9.99         9,860
   01/01/2012 to 12/31/2012...........    $ 9.99       $11.96        21,897
   01/01/2013 to 12/31/2013...........    $11.96       $13.89        27,627
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.70        11,933
   01/01/2005 to 12/31/2005...........    $10.70       $10.90        31,931
   01/01/2006 to 12/31/2006...........    $10.90       $10.96         9,548
   01/01/2007 to 12/31/2007...........    $10.96       $11.16         8,726
   01/01/2008 to 12/31/2008...........    $11.16       $ 7.86        10,121
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 8.75        92,477
   01/01/2010 to 12/31/2010...........    $ 8.75       $10.20        49,338
   01/01/2011 to 12/31/2011...........    $10.20       $10.82        44,122
   01/01/2012 to 12/31/2012...........    $10.82       $11.58        47,445
   01/01/2013 to 12/31/2013...........    $11.58       $16.09        20,710
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.28        40,194
   01/01/2005 to 12/31/2005...........    $11.28       $11.82        63,365
   01/01/2006 to 12/31/2006...........    $11.82       $12.89        59,186
   01/01/2007 to 12/31/2007...........    $12.89       $13.79        47,941
   01/01/2008 to 12/31/2008...........    $13.79       $ 7.44        24,434
   01/01/2009 to 12/31/2009...........    $ 7.44       $ 8.22        48,802
   01/01/2010 to 12/31/2010...........    $ 8.22       $ 9.57        44,114
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.19        26,089
   01/01/2012 to 12/31/2012...........    $ 9.19       $10.16        15,485
   01/01/2013 to 12/31/2013...........    $10.16       $13.48         9,026
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.44         3,913
   01/01/2005 to 12/31/2005...........    $10.44       $ 9.88         7,887
   01/01/2006 to 12/31/2006...........    $ 9.88       $12.12        20,362
   01/01/2007 to 12/31/2007...........    $12.12       $11.93        12,409
   01/01/2008 to 12/31/2008...........    $11.93       $ 8.33         7,072
   01/01/2009 to 12/31/2009...........    $ 8.33       $ 9.28        16,927
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.59         9,413
   01/01/2011 to 12/31/2011...........    $10.59       $11.16         9,090
   01/01/2012 to 12/31/2012...........    $11.16       $12.08        11,920
   01/01/2013 to 12/31/2013...........    $12.08       $15.44         6,451

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.72        20,831
   01/01/2006 to 12/31/2006...........    $ 9.72       $11.23        34,158
   01/01/2007 to 12/31/2007...........    $11.23       $11.09        26,796
   01/01/2008 to 12/31/2008...........    $11.09       $ 6.45        17,555
   01/01/2009 to 12/31/2009...........    $ 6.45       $ 7.19        49,600
   01/01/2010 to 12/31/2010...........    $ 7.19       $ 8.19        44,803
   01/01/2011 to 12/31/2011...........    $ 8.19       $ 8.49        39,705
   01/01/2012 to 12/31/2012...........    $ 8.49       $ 8.76        26,568
   01/01/2013 to 12/31/2013...........    $ 8.76       $10.97        16,458
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.90       $ 4.53             0
   01/01/2009 to 12/31/2009...........    $ 4.53       $ 4.75             0
   01/01/2010 to 12/31/2010...........    $ 4.75       $ 6.05             0
   01/01/2011 to 12/31/2011...........    $ 6.05       $ 4.46             0
   01/01/2012 to 12/31/2012...........    $ 4.46       $ 5.29             0
   01/01/2013 to 12/31/2013...........    $ 5.29       $ 6.79             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........    $15.29       $16.60        14,303
   01/01/2005 to 12/31/2005...........    $16.60       $17.10        14,292
   01/01/2006 to 12/31/2006...........    $17.10       $19.81        19,084
   01/01/2007 to 12/31/2007...........    $19.81       $19.91        12,779
   01/01/2008 to 12/31/2008...........    $19.91       $12.36        14,524
   01/01/2009 to 12/31/2009...........    $12.36       $14.12        21,554
   01/01/2010 to 07/16/2010...........    $14.12       $13.53             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.69       $14.10        42,309
   01/01/2011 to 12/31/2011...........    $14.10       $12.02        16,879
   01/01/2012 to 12/31/2012...........    $12.02       $13.35        17,702
   01/01/2013 to 12/31/2013...........    $13.35       $15.65        12,515
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $13.53       $15.71        29,303
   01/01/2011 to 12/31/2011...........    $15.71       $15.03        22,273
   01/01/2012 to 12/31/2012...........    $15.03       $17.55         7,780
   01/01/2013 to 12/31/2013...........    $17.55       $22.36         9,468
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.09       $12.69        26,995
   01/01/2011 to 12/31/2011...........    $12.69       $11.74        37,288
   01/01/2012 to 12/31/2012...........    $11.74       $13.85        17,376
   01/01/2013 to 12/31/2013...........    $13.85       $18.99        12,261
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21        10,504
   01/01/2011 to 12/31/2011...........    $12.21       $11.42         8,312
   01/01/2012 to 12/31/2012...........    $11.42       $12.07         5,649
   01/01/2013 to 12/31/2013...........    $12.07       $17.76         1,815

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH ANY ONE COMBO 5% OR
                  HDV AND GRO PLUS OR HD GRO WITH DB (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.51               0
   01/01/2006 to 12/31/2006...........    $10.51       $11.24               0
   01/01/2007 to 12/31/2007...........    $11.24       $11.54               0
   01/01/2008 to 12/31/2008...........    $11.54       $10.74               0
   01/01/2009 to 12/31/2009...........    $10.74       $12.25               0
   01/01/2010 to 12/31/2010...........    $12.25       $13.92               0
   01/01/2011 to 12/31/2011...........    $13.92       $13.96               0
   01/01/2012 to 12/31/2012...........    $13.96       $15.54               0
   01/01/2013 to 12/31/2013...........    $15.54       $16.69               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         163,627
   01/01/2006 to 12/31/2006...........    $10.01       $10.92      14,589,935
   01/01/2007 to 12/31/2007...........    $10.92       $11.64      29,251,802
   01/01/2008 to 12/31/2008...........    $11.64       $ 7.74      24,717,771
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.40      23,242,083
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.27      21,065,300
   01/01/2011 to 12/31/2011...........    $10.27       $ 9.76      19,513,642
   01/01/2012 to 12/31/2012...........    $ 9.76       $10.72      17,791,558
   01/01/2013 to 12/31/2013...........    $10.72       $11.51      16,059,834
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.60       6,532,178
   01/01/2007 to 12/31/2007...........    $10.60       $11.32      13,390,877
   01/01/2008 to 12/31/2008...........    $11.32       $ 7.76      12,101,558
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.56      10,896,474
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.60      10,192,107
   01/01/2011 to 12/31/2011...........    $10.60       $10.36       9,542,021
   01/01/2012 to 12/31/2012...........    $10.36       $11.49       9,009,323
   01/01/2013 to 12/31/2013...........    $11.49       $13.07       8,356,735

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.38       $13.10          22,732
   01/01/2005 to 12/02/2005...........    $13.10       $14.93               0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.04       $12.93           7,165
   01/01/2005 to 12/02/2005...........    $12.93       $14.20               0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.43       $13.65          25,550
   01/01/2005 to 12/31/2005...........    $13.65       $13.95          46,622
   01/01/2006 to 12/31/2006...........    $13.95       $15.91          69,176
   01/01/2007 to 12/31/2007...........    $15.91       $15.51         102,616
   01/01/2008 to 12/31/2008...........    $15.51       $ 9.87          84,224
   01/01/2009 to 12/31/2009...........    $ 9.87       $11.35         219,916
   01/01/2010 to 12/31/2010...........    $11.35       $12.61         244,755
   01/01/2011 to 12/31/2011...........    $12.61       $12.75         209,194
   01/01/2012 to 05/04/2012...........    $12.75       $13.82               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02          13,140
   01/01/2006 to 12/31/2006...........    $10.02       $10.81       4,001,767
   01/01/2007 to 12/31/2007...........    $10.81       $11.51       8,342,773
   01/01/2008 to 12/31/2008...........    $11.51       $ 8.01      10,023,046
   01/01/2009 to 12/31/2009...........    $ 8.01       $ 9.64      10,231,854
   01/01/2010 to 12/31/2010...........    $ 9.64       $10.57       9,858,868
   01/01/2011 to 12/31/2011...........    $10.57       $10.19       9,887,331
   01/01/2012 to 12/31/2012...........    $10.19       $11.18       9,627,135
   01/01/2013 to 12/31/2013...........    $11.18       $12.84       9,058,656
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.12         212,437
   01/01/2012 to 12/31/2012...........    $ 9.12       $ 9.96         422,305
   01/01/2013 to 12/31/2013...........    $ 9.96       $10.78         461,960
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.45          50,652
AST BOND PORTFOLIO 2016
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.35             439
   01/01/2011 to 12/31/2011...........    $10.35       $11.07           1,237
   01/01/2012 to 12/31/2012...........    $11.07       $11.26               0
   01/01/2013 to 12/31/2013...........    $11.26       $10.91               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.70            0
   01/01/2011 to 12/31/2011...........    $10.70       $11.63        2,278
   01/01/2012 to 12/31/2012...........    $11.63       $11.93        1,487
   01/01/2013 to 12/31/2013...........    $11.93       $11.41            0
AST BOND PORTFOLIO 2018
   01/01/2010 to 12/31/2010...........    $ 9.65       $10.48            0
   01/01/2011 to 12/31/2011...........    $10.48       $11.61            0
   01/01/2012 to 12/31/2012...........    $11.61       $11.98            0
   01/01/2013 to 12/31/2013...........    $11.98       $11.33            0
AST BOND PORTFOLIO 2019
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.38            0
   01/01/2011 to 12/31/2011...........    $10.38       $11.75            0
   01/01/2012 to 12/31/2012...........    $11.75       $12.14        1,313
   01/01/2013 to 12/31/2013...........    $12.14       $11.28        1,857
AST BOND PORTFOLIO 2020
   01/01/2010 to 12/31/2010...........    $ 9.24       $10.08            0
   01/01/2011 to 12/31/2011...........    $10.08       $11.67            0
   01/01/2012 to 12/31/2012...........    $11.67       $12.11            0
   01/01/2013 to 12/31/2013...........    $12.11       $11.05            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.94            0
   01/01/2011 to 12/31/2011...........    $10.94       $12.85            0
   01/01/2012 to 12/31/2012...........    $12.85       $13.39            0
   01/01/2013 to 12/31/2013...........    $13.39       $12.15            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.95            0
   01/01/2012 to 12/31/2012...........    $11.95       $12.34            0
   01/01/2013 to 12/31/2013...........    $12.34       $10.87            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.34            0
   01/01/2013 to 12/31/2013...........    $10.34       $ 9.06            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.70            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00          16,971
   01/01/2006 to 12/31/2006...........    $10.00       $11.10      20,521,001
   01/01/2007 to 12/31/2007...........    $11.10       $11.88      38,450,981
   01/01/2008 to 12/31/2008...........    $11.88       $ 7.55      31,116,728
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.23      29,319,246
   01/01/2010 to 12/31/2010...........    $ 9.23       $10.21      26,379,712
   01/01/2011 to 12/31/2011...........    $10.21       $ 9.73      24,143,441
   01/01/2012 to 12/31/2012...........    $ 9.73       $10.80      22,058,472
   01/01/2013 to 12/31/2013...........    $10.80       $12.93      20,979,731
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.59               0
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.84       $18.64          17,014
   01/01/2005 to 12/31/2005...........    $18.64       $20.89          49,397
   01/01/2006 to 12/31/2006...........    $20.89       $27.88          84,382
   01/01/2007 to 12/31/2007...........    $27.88       $21.78          61,759
   01/01/2008 to 12/31/2008...........    $21.78       $13.81          17,748
   01/01/2009 to 12/31/2009...........    $13.81       $17.78          39,068
   01/01/2010 to 12/31/2010...........    $17.78       $22.33          33,474
   01/01/2011 to 12/31/2011...........    $22.33       $23.23          25,211
   01/01/2012 to 12/31/2012...........    $23.23       $26.15          23,586
   01/01/2013 to 12/31/2013...........    $26.15       $26.32          19,557
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $14.11       $16.81          14,277
   01/01/2005 to 12/31/2005...........    $16.81       $16.61          29,832
   01/01/2006 to 12/31/2006...........    $16.61       $19.44          48,430
   01/01/2007 to 12/31/2007...........    $19.44       $15.60          44,811
   01/01/2008 to 07/18/2008...........    $15.60       $14.23               0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.64         179,377
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $16.30       $19.58          95,514
   01/01/2005 to 12/31/2005...........    $19.58       $20.92         227,163
   01/01/2006 to 12/31/2006...........    $20.92       $23.05         272,241
   01/01/2007 to 12/31/2007...........    $23.05       $25.02         337,378
   01/01/2008 to 12/31/2008...........    $25.02       $13.65         211,869
   01/01/2009 to 12/31/2009...........    $13.65       $17.67         264,951
   01/01/2010 to 12/31/2010...........    $17.67       $22.87         224,992
   01/01/2011 to 12/31/2011...........    $22.87       $19.39         164,205
   01/01/2012 to 12/31/2012...........    $19.39       $22.72         147,852
   01/01/2013 to 12/31/2013...........    $22.72       $31.23         135,182

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99          67,117
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.10         488,536
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.40         570,368
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.29         569,836
   01/01/2011 to 12/31/2011...........    $ 9.29       $ 8.84         641,725
   01/01/2012 to 12/31/2012...........    $ 8.84       $ 9.81         709,105
   01/01/2013 to 12/31/2013...........    $ 9.81       $11.41         876,385
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.52       5,666,822
   01/01/2007 to 12/31/2007...........    $10.52       $11.14      11,614,050
   01/01/2008 to 12/31/2008...........    $11.14       $ 7.12      10,075,618
   01/01/2009 to 12/31/2009...........    $ 7.12       $ 8.61       9,506,956
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 9.61       8,823,667
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 9.24       8,045,017
   01/01/2012 to 12/31/2012...........    $ 9.24       $ 9.98       7,314,299
   01/01/2013 to 12/31/2013...........    $ 9.98       $11.18       6,524,756
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.45         207,524
   01/01/2009 to 11/13/2009...........    $ 7.45       $ 8.27               0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.69       1,021,011
   01/01/2013 to 12/31/2013...........    $10.69       $12.99       1,066,395
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.76         455,695
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09           2,070
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.03           2,045
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 9.42             918
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 8.73             415
   01/01/2012 to 12/31/2012...........    $ 8.73       $10.81           1,054
   01/01/2013 to 12/31/2013...........    $10.81       $11.01           1,712
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.56       $11.70          10,426
   01/01/2005 to 12/31/2005...........    $11.70       $11.80          32,085
   01/01/2006 to 12/31/2006...........    $11.80       $12.67          61,298
   01/01/2007 to 12/31/2007...........    $12.67       $14.09          85,237
   01/01/2008 to 12/31/2008...........    $14.09       $ 8.21           1,772
   01/01/2009 to 12/31/2009...........    $ 8.21       $11.98          19,497
   01/01/2010 to 12/31/2010...........    $11.98       $12.89          23,748
   01/01/2011 to 12/31/2011...........    $12.89       $12.09           6,867
   01/01/2012 to 12/31/2012...........    $12.09       $14.13           8,699
   01/01/2013 to 12/31/2013...........    $14.13       $17.89          11,562

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.70       $13.76        564,502
   01/01/2005 to 12/31/2005...........    $13.76       $14.07      1,367,534
   01/01/2006 to 12/31/2006...........    $14.07       $16.11      1,130,820
   01/01/2007 to 12/31/2007...........    $16.11       $16.52      1,101,906
   01/01/2008 to 12/31/2008...........    $16.52       $ 9.57        401,455
   01/01/2009 to 12/31/2009...........    $ 9.57       $11.13        778,721
   01/01/2010 to 12/31/2010...........    $11.13       $12.26        666,136
   01/01/2011 to 12/31/2011...........    $12.26       $11.31        360,168
   01/01/2012 to 12/31/2012...........    $11.31       $13.20        369,016
   01/01/2013 to 12/31/2013...........    $13.20       $17.21        362,529
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.68       $14.39        124,672
   01/01/2005 to 12/31/2005...........    $14.39       $14.72        279,700
   01/01/2006 to 12/31/2006...........    $14.72       $15.27        238,489
   01/01/2007 to 12/31/2007...........    $15.27       $17.78        205,076
   01/01/2008 to 12/31/2008...........    $17.78       $10.28         22,556
   01/01/2009 to 12/31/2009...........    $10.28       $15.75         99,043
   01/01/2010 to 12/31/2010...........    $15.75       $18.43         94,647
   01/01/2011 to 12/31/2011...........    $18.43       $17.45         57,000
   01/01/2012 to 12/31/2012...........    $17.45       $20.37         54,654
   01/01/2013 to 12/31/2013...........    $20.37       $26.28         52,682
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         45,106
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.52        676,506
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.05        959,211
   01/01/2010 to 12/31/2010...........    $ 9.05       $ 9.86      1,093,239
   01/01/2011 to 12/31/2011...........    $ 9.86       $ 9.57        807,701
   01/01/2012 to 12/31/2012...........    $ 9.57       $10.29        850,571
   01/01/2013 to 12/31/2013...........    $10.29       $11.03        742,791
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $16.29       $16.69            160
   01/01/2006 to 12/31/2006...........    $16.69       $19.10            155
   01/01/2007 to 12/31/2007...........    $19.10       $17.69            178
   01/01/2008 to 12/31/2008...........    $17.69       $12.66             15
   01/01/2009 to 12/31/2009...........    $12.66       $15.68          3,689
   01/01/2010 to 12/31/2010...........    $15.68       $19.40          3,806
   01/01/2011 to 12/31/2011...........    $19.40       $19.18          1,710
   01/01/2012 to 12/31/2012...........    $19.18       $21.66          2,292
   01/01/2013 to 12/31/2013...........    $21.66       $29.34          2,831

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.32       $14.21        16,355
   01/01/2005 to 12/31/2005...........    $14.21       $15.16        24,769
   01/01/2006 to 12/31/2006...........    $15.16       $18.01        64,513
   01/01/2007 to 12/31/2007...........    $18.01       $17.79        82,988
   01/01/2008 to 12/31/2008...........    $17.79       $10.88        39,048
   01/01/2009 to 12/31/2009...........    $10.88       $12.56       115,499
   01/01/2010 to 12/31/2010...........    $12.56       $13.79       117,858
   01/01/2011 to 12/31/2011...........    $13.79       $13.39        96,602
   01/01/2012 to 12/31/2012...........    $13.39       $14.82        91,426
   01/01/2013 to 12/31/2013...........    $14.82       $19.47        87,762
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.17       $13.20        54,058
   01/01/2005 to 12/31/2005...........    $13.20       $13.02        79,371
   01/01/2006 to 12/31/2006...........    $13.02       $14.03       134,168
   01/01/2007 to 12/31/2007...........    $14.03       $14.03       189,608
   01/01/2008 to 12/31/2008...........    $14.03       $10.20        62,088
   01/01/2009 to 12/31/2009...........    $10.20       $13.49       128,274
   01/01/2010 to 12/31/2010...........    $13.49       $14.94        75,370
   01/01/2011 to 12/31/2011...........    $14.94       $15.05        52,310
   01/01/2012 to 12/31/2012...........    $15.05       $16.72        40,827
   01/01/2013 to 12/31/2013...........    $16.72       $17.49        27,642
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.28       $15.05       325,809
   01/01/2005 to 12/31/2005...........    $15.05       $17.12       679,350
   01/01/2006 to 12/31/2006...........    $17.12       $20.22       712,804
   01/01/2007 to 12/31/2007...........    $20.22       $23.49       855,005
   01/01/2008 to 12/31/2008...........    $23.49       $11.41       538,783
   01/01/2009 to 12/31/2009...........    $11.41       $15.07       664,878
   01/01/2010 to 12/31/2010...........    $15.07       $16.84       586,157
   01/01/2011 to 12/31/2011...........    $16.84       $14.31       416,752
   01/01/2012 to 12/31/2012...........    $14.31       $16.81       404,569
   01/01/2013 to 12/31/2013...........    $16.81       $19.53       409,581
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.79       $15.11        16,366
   01/01/2005 to 12/31/2005...........    $15.11       $16.77        38,769
   01/01/2006 to 12/31/2006...........    $16.77       $20.86       275,245
   01/01/2007 to 12/31/2007...........    $20.86       $23.98       491,747
   01/01/2008 to 12/31/2008...........    $23.98       $13.10       460,577
   01/01/2009 to 12/31/2009...........    $13.10       $16.69       440,216
   01/01/2010 to 12/31/2010...........    $16.69       $18.10       396,620
   01/01/2011 to 12/31/2011...........    $18.10       $15.45       332,717
   01/01/2012 to 12/31/2012...........    $15.45       $17.59       327,543
   01/01/2013 to 12/31/2013...........    $17.59       $20.51       318,333

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18          8,617
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.88        165,374
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.51        595,656
   01/01/2010 to 12/31/2010...........    $ 8.51       $ 9.46        864,252
   01/01/2011 to 12/31/2011...........    $ 9.46       $ 9.18        807,596
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.17        726,479
   01/01/2013 to 12/31/2013...........    $10.17       $11.54        821,436
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.68       $14.49         38,292
   01/01/2005 to 12/31/2005...........    $14.49       $15.70        109,651
   01/01/2006 to 12/31/2006...........    $15.70       $18.82        139,284
   01/01/2007 to 12/31/2007...........    $18.82       $20.10        121,848
   01/01/2008 to 12/31/2008...........    $20.10       $11.50          5,521
   01/01/2009 to 12/31/2009...........    $11.50       $15.25         19,898
   01/01/2010 to 12/31/2010...........    $15.25       $15.95         15,820
   01/01/2011 to 12/31/2011...........    $15.95       $14.15          6,028
   01/01/2012 to 12/31/2012...........    $14.15       $16.83          6,958
   01/01/2013 to 12/31/2013...........    $16.83       $18.95          4,643
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.58       $12.56          2,849
   01/01/2005 to 12/31/2005...........    $12.56       $13.11         12,494
   01/01/2006 to 12/31/2006...........    $13.11       $14.22         15,434
   01/01/2007 to 12/31/2007...........    $14.22       $14.15      1,711,698
   01/01/2008 to 12/31/2008...........    $14.15       $11.37      4,834,657
   01/01/2009 to 12/31/2009...........    $11.37       $13.55      4,247,479
   01/01/2010 to 12/31/2010...........    $13.55       $14.19      3,365,501
   01/01/2011 to 12/31/2011...........    $14.19       $13.88      2,915,996
   01/01/2012 to 12/31/2012...........    $13.88       $15.00      2,571,414
   01/01/2013 to 12/31/2013...........    $15.00       $16.26      2,256,982
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28            936
   01/01/2010 to 12/31/2010...........    $10.28       $11.17         10,740
   01/01/2011 to 12/31/2011...........    $11.17       $10.97              0
   01/01/2012 to 12/31/2012...........    $10.97       $12.34            425
   01/01/2013 to 12/31/2013...........    $12.34       $16.43             89
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29            932
   01/01/2010 to 12/31/2010...........    $10.29       $11.42          1,524
   01/01/2011 to 12/31/2011...........    $11.42       $10.49          1,085
   01/01/2012 to 12/31/2012...........    $10.49       $11.60          1,980
   01/01/2013 to 12/31/2013...........    $11.60       $14.88          1,872

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.58       $13.05         37,159
   01/01/2005 to 12/31/2005...........    $13.05       $13.56         86,799
   01/01/2006 to 12/31/2006...........    $13.56       $15.68        871,822
   01/01/2007 to 12/31/2007...........    $15.68       $14.84      1,530,351
   01/01/2008 to 12/31/2008...........    $14.84       $ 8.48      1,717,935
   01/01/2009 to 12/31/2009...........    $ 8.48       $ 9.88      1,503,133
   01/01/2010 to 12/31/2010...........    $ 9.88       $10.91      1,340,257
   01/01/2011 to 12/31/2011...........    $10.91       $10.20      1,124,133
   01/01/2012 to 12/31/2012...........    $10.20       $11.64      1,093,570
   01/01/2013 to 12/31/2013...........    $11.64       $15.89        985,023
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.23       $13.80        578,919
   01/01/2005 to 12/31/2005...........    $13.80       $14.39      1,322,888
   01/01/2006 to 12/31/2006...........    $14.39       $15.06      1,850,986
   01/01/2007 to 12/31/2007...........    $15.06       $16.90      2,418,869
   01/01/2008 to 12/31/2008...........    $16.90       $ 9.29      1,680,683
   01/01/2009 to 12/31/2009...........    $ 9.29       $11.77      1,848,746
   01/01/2010 to 12/31/2010...........    $11.77       $13.76      1,586,546
   01/01/2011 to 12/31/2011...........    $13.76       $13.30      1,154,406
   01/01/2012 to 12/31/2012...........    $13.30       $14.58      1,053,397
   01/01/2013 to 12/31/2013...........    $14.58       $19.44        969,688
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.85       $12.42        155,764
   01/01/2005 to 12/31/2005...........    $12.42       $12.27        465,230
   01/01/2006 to 12/31/2006...........    $12.27       $13.15        414,839
   01/01/2007 to 12/31/2007...........    $13.15       $13.61        285,389
   01/01/2008 to 12/31/2008...........    $13.61       $10.19         22,158
   01/01/2009 to 12/31/2009...........    $10.19       $13.39        101,331
   01/01/2010 to 12/31/2010...........    $13.39       $14.83         84,140
   01/01/2011 to 12/31/2011...........    $14.83       $15.94         32,239
   01/01/2012 to 12/31/2012...........    $15.94       $16.48         31,376
   01/01/2013 to 12/31/2013...........    $16.48       $15.76         31,557
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.24       $14.14         26,943
   01/01/2005 to 12/31/2005...........    $14.14       $14.85         56,909
   01/01/2006 to 12/31/2006...........    $14.85       $18.01        101,940
   01/01/2007 to 12/31/2007...........    $18.01       $19.23         68,457
   01/01/2008 to 12/31/2008...........    $19.23       $12.39          2,169
   01/01/2009 to 12/31/2009...........    $12.39       $15.90         11,579
   01/01/2010 to 12/31/2010...........    $15.90       $17.39          9,712
   01/01/2011 to 12/31/2011...........    $17.39       $16.44          3,220
   01/01/2012 to 12/31/2012...........    $16.44       $19.75          3,966
   01/01/2013 to 12/31/2013...........    $19.75       $24.60          4,476

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.35       $12.26         52,718
   01/01/2005 to 12/31/2005...........    $12.26       $12.72        212,707
   01/01/2006 to 12/31/2006...........    $12.72       $13.62        200,801
   01/01/2007 to 12/31/2007...........    $13.62       $15.30        170,640
   01/01/2008 to 12/31/2008...........    $15.30       $ 9.51        111,688
   01/01/2009 to 12/31/2009...........    $ 9.51       $11.54        279,229
   01/01/2010 to 12/31/2010...........    $11.54       $12.70        285,023
   01/01/2011 to 12/31/2011...........    $12.70       $12.32        235,259
   01/01/2012 to 12/31/2012...........    $12.32       $14.08        221,153
   01/01/2013 to 12/31/2013...........    $14.08       $18.79        198,237
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17              0
   01/01/2013 to 12/31/2013...........    $10.17       $13.35             42
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.31       $14.98          8,849
   01/01/2005 to 12/31/2005...........    $14.98       $15.41         18,056
   01/01/2006 to 12/31/2006...........    $15.41       $17.19         19,757
   01/01/2007 to 12/31/2007...........    $17.19       $17.23         28,654
   01/01/2008 to 12/31/2008...........    $17.23       $10.41         62,572
   01/01/2009 to 12/31/2009...........    $10.41       $14.11         69,262
   01/01/2010 to 12/31/2010...........    $14.11       $17.02         63,846
   01/01/2011 to 12/31/2011...........    $17.02       $16.04         60,686
   01/01/2012 to 12/31/2012...........    $16.04       $18.53         59,964
   01/01/2013 to 12/31/2013...........    $18.53       $23.95         48,868
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........    $ 9.80       $ 9.65        432,144
   01/01/2005 to 12/31/2005...........    $ 9.65       $ 9.68      1,112,865
   01/01/2006 to 12/31/2006...........    $ 9.68       $ 9.88        777,755
   01/01/2007 to 12/31/2007...........    $ 9.88       $10.11      1,331,062
   01/01/2008 to 12/31/2008...........    $10.11       $10.12      1,352,613
   01/01/2009 to 12/31/2009...........    $10.12       $ 9.90      3,646,303
   01/01/2010 to 12/31/2010...........    $ 9.90       $ 9.66      1,560,180
   01/01/2011 to 12/31/2011...........    $ 9.66       $ 9.43        767,860
   01/01/2012 to 12/31/2012...........    $ 9.43       $ 9.21        829,333
   01/01/2013 to 12/31/2013...........    $ 9.21       $ 8.99        563,706

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.27       $15.91       154,749
   01/01/2005 to 12/31/2005...........    $15.91       $17.40       325,521
   01/01/2006 to 12/31/2006...........    $17.40       $18.81       305,380
   01/01/2007 to 12/31/2007...........    $18.81       $18.93       291,027
   01/01/2008 to 12/31/2008...........    $18.93       $10.67        11,886
   01/01/2009 to 12/31/2009...........    $10.67       $14.65        92,979
   01/01/2010 to 12/31/2010...........    $14.65       $17.65        65,720
   01/01/2011 to 12/31/2011...........    $17.65       $16.79        21,418
   01/01/2012 to 12/31/2012...........    $16.79       $19.20        24,345
   01/01/2013 to 12/31/2013...........    $19.20       $26.61        44,891
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06             0
   01/01/2012 to 12/31/2012...........    $10.06       $10.29             0
   01/01/2013 to 12/31/2013...........    $10.29       $ 9.76             0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.11       $13.72        38,051
   01/01/2005 to 12/31/2005...........    $13.72       $15.20       107,424
   01/01/2006 to 12/31/2006...........    $15.20       $16.92       115,940
   01/01/2007 to 12/31/2007...........    $16.92       $20.18       139,590
   01/01/2008 to 12/31/2008...........    $20.18       $11.19        38,578
   01/01/2009 to 12/31/2009...........    $11.19       $14.18        35,488
   01/01/2010 to 12/31/2010...........    $14.18       $17.80        30,731
   01/01/2011 to 12/31/2011...........    $17.80       $17.67        17,416
   01/01/2012 to 12/31/2012...........    $17.67       $19.38        18,751
   01/01/2013 to 12/31/2013...........    $19.38       $25.08        18,720
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.98       $14.94        18,825
   01/01/2005 to 12/31/2005...........    $14.94       $14.63        28,321
   01/01/2006 to 12/31/2006...........    $14.63       $15.39        30,263
   01/01/2007 to 12/31/2007...........    $15.39       $17.83        33,041
   01/01/2008 to 12/31/2008...........    $17.83       $10.00           256
   01/01/2009 to 12/31/2009...........    $10.00       $11.96         5,812
   01/01/2010 to 12/31/2010...........    $11.96       $14.04         6,543
   01/01/2011 to 04/29/2011...........    $14.04       $15.71             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.27       300,391
   01/01/2013 to 12/31/2013...........    $10.27       $11.92       368,313

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55               0
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 9.03          10,155
   01/01/2010 to 12/31/2010...........    $ 9.03       $10.77          11,384
   01/01/2011 to 12/31/2011...........    $10.77       $ 8.38           1,218
   01/01/2012 to 12/31/2012...........    $ 8.38       $ 9.65           2,114
   01/01/2013 to 12/31/2013...........    $ 9.65       $ 9.44           4,221
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.16       $10.12         301,108
   01/01/2005 to 12/31/2005...........    $10.12       $10.04       1,095,565
   01/01/2006 to 12/31/2006...........    $10.04       $10.17       1,341,592
   01/01/2007 to 12/31/2007...........    $10.17       $10.60       1,570,063
   01/01/2008 to 12/31/2008...........    $10.60       $10.46         592,710
   01/01/2009 to 12/31/2009...........    $10.46       $11.26         669,201
   01/01/2010 to 12/31/2010...........    $11.26       $11.41         651,501
   01/01/2011 to 12/31/2011...........    $11.41       $11.39         501,665
   01/01/2012 to 12/31/2012...........    $11.39       $11.64         511,927
   01/01/2013 to 12/31/2013...........    $11.64       $11.11         531,679
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $10.45       $10.70         476,033
   01/01/2005 to 12/31/2005...........    $10.70       $10.71         420,795
   01/01/2006 to 12/31/2006...........    $10.71       $10.84       2,181,127
   01/01/2007 to 12/31/2007...........    $10.84       $11.46       3,832,171
   01/01/2008 to 12/31/2008...........    $11.46       $10.93       2,193,275
   01/01/2009 to 12/31/2009...........    $10.93       $12.43       2,317,678
   01/01/2010 to 12/31/2010...........    $12.43       $13.07       2,549,857
   01/01/2011 to 12/31/2011...........    $13.07       $13.16       2,303,948
   01/01/2012 to 12/31/2012...........    $13.16       $14.04       2,297,207
   01/01/2013 to 12/31/2013...........    $14.04       $13.45       2,275,090
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03               0
   01/01/2006 to 12/31/2006...........    $10.03       $10.57       1,499,884
   01/01/2007 to 12/31/2007...........    $10.57       $11.22       3,925,955
   01/01/2008 to 12/31/2008...........    $11.22       $ 8.81      10,704,894
   01/01/2009 to 12/31/2009...........    $ 8.81       $10.33      11,458,452
   01/01/2010 to 12/31/2010...........    $10.33       $11.14      11,581,634
   01/01/2011 to 12/31/2011...........    $11.14       $10.98      12,118,723
   01/01/2012 to 12/31/2012...........    $10.98       $11.83      11,679,502
   01/01/2013 to 12/31/2013...........    $11.83       $12.61       9,118,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06               0
   01/01/2012 to 12/31/2012...........    $10.06       $10.51               0
   01/01/2013 to 12/31/2013...........    $10.51       $10.02              87
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.42       6,956,467
   01/01/2007 to 12/31/2007...........    $10.42       $11.33      14,403,062
   01/01/2008 to 12/31/2008...........    $11.33       $ 6.56      12,640,349
   01/01/2009 to 12/31/2009...........    $ 6.56       $ 8.06      11,863,818
   01/01/2010 to 12/31/2010...........    $ 8.06       $ 9.36      10,600,803
   01/01/2011 to 12/31/2011...........    $ 9.36       $ 8.57       9,738,297
   01/01/2012 to 12/31/2012...........    $ 8.57       $ 9.45       9,126,212
   01/01/2013 to 12/31/2013...........    $ 9.45       $10.79       7,886,037
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.18       $13.08           9,296
   01/01/2005 to 12/31/2005...........    $13.08       $13.22          42,373
   01/01/2006 to 12/31/2006...........    $13.22       $14.52          60,178
   01/01/2007 to 12/31/2007...........    $14.52       $14.47          58,887
   01/01/2008 to 12/31/2008...........    $14.47       $ 8.65           7,873
   01/01/2009 to 12/31/2009...........    $ 8.65       $10.29           6,348
   01/01/2010 to 12/31/2010...........    $10.29       $11.55           5,969
   01/01/2011 to 12/31/2011...........    $11.55       $11.67           2,015
   01/01/2012 to 12/31/2012...........    $11.67       $13.53           2,345
   01/01/2013 to 12/31/2013...........    $13.53       $17.48           1,139
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.85           4,231
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.78          24,037
   01/01/2013 to 12/31/2013...........    $ 9.78       $11.68         179,350
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          48,233
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.09         629,705
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.54         936,708
   01/01/2010 to 12/31/2010...........    $ 8.54       $ 9.33       1,315,758
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.94       1,272,160
   01/01/2012 to 12/31/2012...........    $ 8.94       $ 9.62       1,124,944
   01/01/2013 to 12/31/2013...........    $ 9.62       $10.56         842,723

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.50         57,289
   01/01/2008 to 12/31/2008...........    $11.50       $ 7.27        427,045
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 9.00        482,595
   01/01/2010 to 12/31/2010...........    $ 9.00       $10.04        695,176
   01/01/2011 to 12/31/2011...........    $10.04       $ 9.57        932,711
   01/01/2012 to 12/31/2012...........    $ 9.57       $10.82        996,017
   01/01/2013 to 12/31/2013...........    $10.82       $12.47      1,142,312
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.56       $12.29         18,231
   01/01/2005 to 12/31/2005...........    $12.29       $12.55         42,898
   01/01/2006 to 12/31/2006...........    $12.55       $13.44         18,651
   01/01/2007 to 12/31/2007...........    $13.44       $14.28        381,348
   01/01/2008 to 12/31/2008...........    $14.28       $ 9.73        527,840
   01/01/2009 to 12/31/2009...........    $ 9.73       $12.10      1,045,343
   01/01/2010 to 12/31/2010...........    $12.10       $13.21      1,513,523
   01/01/2011 to 12/31/2011...........    $13.21       $12.45      1,526,986
   01/01/2012 to 12/31/2012...........    $12.45       $13.51      1,350,101
   01/01/2013 to 12/31/2013...........    $13.51       $15.08      1,246,334
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.43       $12.19         23,253
   01/01/2005 to 12/31/2005...........    $12.19       $12.08         34,896
   01/01/2006 to 12/31/2006...........    $12.08       $13.28        184,362
   01/01/2007 to 12/31/2007...........    $13.28       $13.88        319,309
   01/01/2008 to 12/31/2008...........    $13.88       $ 8.81        286,461
   01/01/2009 to 12/31/2009...........    $ 8.81       $11.51        249,236
   01/01/2010 to 12/31/2010...........    $11.51       $15.33        203,569
   01/01/2011 to 12/31/2011...........    $15.33       $14.81        159,446
   01/01/2012 to 12/31/2012...........    $14.81       $16.22        132,112
   01/01/2013 to 12/31/2013...........    $16.22       $21.39        116,353
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.35       $15.17        166,852
   01/01/2005 to 12/31/2005...........    $15.17       $15.80        417,154
   01/01/2006 to 12/31/2006...........    $15.80       $18.51        522,079
   01/01/2007 to 12/31/2007...........    $18.51       $17.05        695,175
   01/01/2008 to 12/31/2008...........    $17.05       $11.69        443,446
   01/01/2009 to 12/31/2009...........    $11.69       $14.49        510,077
   01/01/2010 to 12/31/2010...........    $14.49       $17.82        437,771
   01/01/2011 to 12/31/2011...........    $17.82       $16.36        325,297
   01/01/2012 to 12/31/2012...........    $16.36       $18.86        301,905
   01/01/2013 to 12/31/2013...........    $18.86       $25.30        266,677

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.05       $13.08         46,336
   01/01/2005 to 12/31/2005...........    $13.08       $13.36         75,063
   01/01/2006 to 12/31/2006...........    $13.36       $14.67        220,578
   01/01/2007 to 12/31/2007...........    $14.67       $15.22      3,446,067
   01/01/2008 to 12/31/2008...........    $15.22       $11.00      3,892,435
   01/01/2009 to 12/31/2009...........    $11.00       $13.33      3,870,357
   01/01/2010 to 12/31/2010...........    $13.33       $14.51      3,849,263
   01/01/2011 to 12/31/2011...........    $14.51       $14.44      3,584,247
   01/01/2012 to 12/31/2012...........    $14.44       $16.00      3,557,865
   01/01/2013 to 12/31/2013...........    $16.00       $18.24      3,853,416
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........    $12.62       $14.03         49,912
   01/01/2005 to 12/31/2005...........    $14.03       $14.45         88,839
   01/01/2006 to 12/31/2006...........    $14.45       $17.11        733,091
   01/01/2007 to 12/31/2007...........    $17.11       $16.10      1,285,924
   01/01/2008 to 12/31/2008...........    $16.10       $ 9.13      1,259,992
   01/01/2009 to 12/31/2009...........    $ 9.13       $11.03      1,133,149
   01/01/2010 to 12/31/2010...........    $11.03       $12.20      1,034,301
   01/01/2011 to 12/31/2011...........    $12.20       $11.71        876,114
   01/01/2012 to 12/31/2012...........    $11.71       $13.40        832,513
   01/01/2013 to 12/31/2013...........    $13.40       $16.96        750,975
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.27       $11.63         15,562
   01/01/2005 to 12/31/2005...........    $11.63       $13.22         41,142
   01/01/2006 to 12/31/2006...........    $13.22       $13.63        919,208
   01/01/2007 to 12/31/2007...........    $13.63       $14.40      1,769,228
   01/01/2008 to 12/31/2008...........    $14.40       $ 8.35      1,830,240
   01/01/2009 to 12/31/2009...........    $ 8.35       $12.50      1,633,068
   01/01/2010 to 12/31/2010...........    $12.50       $14.13      1,380,159
   01/01/2011 to 12/31/2011...........    $14.13       $13.56      1,108,753
   01/01/2012 to 12/31/2012...........    $13.56       $15.56        923,522
   01/01/2013 to 12/31/2013...........    $15.56       $21.87        793,887
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........    $13.60       $17.41         37,779
   01/01/2005 to 12/31/2005...........    $17.41       $22.33         78,875
   01/01/2006 to 12/31/2006...........    $22.33       $25.25         93,241
   01/01/2007 to 12/31/2007...........    $25.25       $34.62        107,281
   01/01/2008 to 12/31/2008...........    $34.62       $16.90          1,934
   01/01/2009 to 12/31/2009...........    $16.90       $24.63         17,307
   01/01/2010 to 12/31/2010...........    $24.63       $28.96         12,201
   01/01/2011 to 12/31/2011...........    $28.96       $24.05          2,117
   01/01/2012 to 12/31/2012...........    $24.05       $24.32          2,843
   01/01/2013 to 12/31/2013...........    $24.32       $27.39          3,666

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........    $11.35       $12.04        137,089
   01/01/2005 to 12/31/2005...........    $12.04       $11.22        331,045
   01/01/2006 to 12/31/2006...........    $11.22       $11.64        323,151
   01/01/2007 to 12/31/2007...........    $11.64       $12.45        374,975
   01/01/2008 to 12/31/2008...........    $12.45       $11.86          8,768
   01/01/2009 to 12/31/2009...........    $11.86       $12.98         96,586
   01/01/2010 to 12/31/2010...........    $12.98       $13.39         69,359
   01/01/2011 to 12/31/2011...........    $13.39       $13.61         20,025
   01/01/2012 to 12/31/2012...........    $13.61       $13.98         29,496
   01/01/2013 to 12/31/2013...........    $13.98       $13.13         47,782
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99         25,430
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.28      1,073,254
   01/01/2007 to 12/31/2007...........    $11.28       $12.06      1,617,295
   01/01/2008 to 12/31/2008...........    $12.06       $ 6.79            302
   01/01/2009 to 12/31/2009...........    $ 6.79       $ 8.51        107,578
   01/01/2010 to 12/31/2010...........    $ 8.51       $ 9.52         74,413
   01/01/2011 to 12/31/2011...........    $ 9.52       $ 8.97        167,510
   01/01/2012 to 12/31/2012...........    $ 8.97       $ 9.72        218,841
   01/01/2013 to 12/31/2013...........    $ 9.72       $11.43        679,759
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        509,680
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.22      1,371,484
   01/01/2009 to 12/31/2009...........    $ 9.22       $10.05      1,283,759
   01/01/2010 to 12/31/2010...........    $10.05       $10.57        910,184
   01/01/2011 to 12/31/2011...........    $10.57       $10.94        734,492
   01/01/2012 to 12/31/2012...........    $10.94       $11.52        643,785
   01/01/2013 to 12/31/2013...........    $11.52       $11.07        630,477
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.38          8,394
   01/01/2006 to 12/31/2006...........    $11.38       $12.33         16,564
   01/01/2007 to 12/31/2007...........    $12.33       $13.36         21,136
   01/01/2008 to 12/31/2008...........    $13.36       $ 7.68            124
   01/01/2009 to 12/31/2009...........    $ 7.68       $10.47          6,808
   01/01/2010 to 07/16/2010...........    $10.47       $10.21              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........    $12.71       $14.78          7,362
   01/01/2005 to 12/31/2005...........    $14.78       $16.74         21,181
   01/01/2006 to 12/31/2006...........    $16.74       $20.12         32,343
   01/01/2007 to 12/31/2007...........    $20.12       $22.58         49,950
   01/01/2008 to 12/31/2008...........    $22.58       $12.89            770
   01/01/2009 to 12/31/2009...........    $12.89       $14.59          8,114
   01/01/2010 to 07/16/2010...........    $14.59       $13.80              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........    $13.13       $13.74          3,028
   01/01/2005 to 12/31/2005...........    $13.74       $13.93          4,390
   01/01/2006 to 12/31/2006...........    $13.93       $14.41          6,159
   01/01/2007 to 12/31/2007...........    $14.41       $15.74          5,954
   01/01/2008 to 12/31/2008...........    $15.74       $11.19            381
   01/01/2009 to 12/31/2009...........    $11.19       $15.72          3,291
   01/01/2010 to 07/16/2010...........    $15.72       $14.62              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.07              0
   01/01/2009 to 12/31/2009...........    $ 6.07       $ 7.63            402
   01/01/2010 to 12/31/2010...........    $ 7.63       $ 8.86          1,055
   01/01/2011 to 12/31/2011...........    $ 8.86       $ 7.71             82
   01/01/2012 to 12/31/2012...........    $ 7.71       $ 8.56             20
   01/01/2013 to 12/31/2013...........    $ 8.56       $10.96             12
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.61        385,586
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 8.39      1,203,098
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.03      1,517,010
   01/01/2011 to 12/31/2011...........    $ 9.03       $ 8.66      1,137,637
   01/01/2012 to 09/21/2012...........    $ 8.66       $ 9.65              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.79          4,718
   01/01/2005 to 12/31/2005...........    $11.79       $12.68         30,022
   01/01/2006 to 12/31/2006...........    $12.68       $17.13         82,358
   01/01/2007 to 12/31/2007...........    $17.13       $18.95         88,767
   01/01/2008 to 12/31/2008...........    $18.95       $10.58          2,114
   01/01/2009 to 12/31/2009...........    $10.58       $14.57         47,160
   01/01/2010 to 12/31/2010...........    $14.57       $15.60          8,117
   01/01/2011 to 12/31/2011...........    $15.60       $14.09          2,147
   01/01/2012 to 12/31/2012...........    $14.09       $17.23          3,036
   01/01/2013 to 12/31/2013...........    $17.23       $19.23          2,030

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.13           207
   01/01/2012 to 04/27/2012...........    $ 8.13       $ 9.19             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.07           641
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.51           349
   01/01/2013 to 12/31/2013...........    $10.51       $13.45         1,023
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $13.05       $14.43         4,253
   01/01/2005 to 12/31/2005...........    $14.43       $15.60         5,984
   01/01/2006 to 12/31/2006...........    $15.60       $17.68        13,025
   01/01/2007 to 12/31/2007...........    $17.68       $19.35         8,406
   01/01/2008 to 12/31/2008...........    $19.35       $ 9.81            22
   01/01/2009 to 12/31/2009...........    $ 9.81       $13.63           480
   01/01/2010 to 12/31/2010...........    $13.63       $16.48           451
   01/01/2011 to 04/29/2011...........    $16.48       $18.30             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........    $12.54       $13.30         8,806
   01/01/2005 to 12/31/2005...........    $13.30       $13.75        17,882
   01/01/2006 to 12/31/2006...........    $13.75       $15.63        20,329
   01/01/2007 to 12/31/2007...........    $15.63       $11.86        18,656
   01/01/2008 to 12/31/2008...........    $11.86       $ 4.69           746
   01/01/2009 to 12/31/2009...........    $ 4.69       $ 5.84         3,783
   01/01/2010 to 12/31/2010...........    $ 5.84       $ 6.29         3,659
   01/01/2011 to 04/29/2011...........    $ 6.29       $ 6.61             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $12.45         5,438
   01/01/2005 to 12/31/2005...........    $12.45       $13.14        26,387
   01/01/2006 to 12/31/2006...........    $13.14       $13.50        30,522
   01/01/2007 to 12/31/2007...........    $13.50       $14.73        32,928
   01/01/2008 to 12/31/2008...........    $14.73       $10.26         1,844
   01/01/2009 to 12/31/2009...........    $10.26       $12.79         8,749
   01/01/2010 to 12/31/2010...........    $12.79       $13.14         4,405
   01/01/2011 to 12/31/2011...........    $13.14       $13.34         2,034
   01/01/2012 to 12/31/2012...........    $13.34       $15.74         2,410
   01/01/2013 to 12/31/2013...........    $15.74       $21.58         3,683
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.72           293
   01/01/2013 to 12/31/2013...........    $ 9.72       $12.99             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.19             0
   01/01/2009 to 12/31/2009...........    $ 6.19       $ 9.52             0
   01/01/2010 to 12/31/2010...........    $ 9.52       $11.27             0
   01/01/2011 to 12/31/2011...........    $11.27       $10.44             0
   01/01/2012 to 12/31/2012...........    $10.44       $11.34             0
   01/01/2013 to 12/31/2013...........    $11.34       $13.85             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........    $15.47       $18.09        17,121
   01/01/2005 to 12/31/2005...........    $18.09       $23.22        71,337
   01/01/2006 to 12/31/2006...........    $23.22       $30.50        60,883
   01/01/2007 to 12/31/2007...........    $30.50       $42.72        79,754
   01/01/2008 to 12/31/2008...........    $42.72       $17.57         1,024
   01/01/2009 to 12/31/2009...........    $17.57       $27.82        18,090
   01/01/2010 to 12/31/2010...........    $27.82       $31.53        12,607
   01/01/2011 to 12/31/2011...........    $31.53       $23.88         2,143
   01/01/2012 to 12/31/2012...........    $23.88       $27.22         2,615
   01/01/2013 to 12/31/2013...........    $27.22       $26.57         1,637
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $15.40         5,612
   01/01/2005 to 12/31/2005...........    $15.40       $17.97        25,189
   01/01/2006 to 12/31/2006...........    $17.97       $24.43        44,724
   01/01/2007 to 12/31/2007...........    $24.43       $35.22        48,755
   01/01/2008 to 12/31/2008...........    $35.22       $16.90           100
   01/01/2009 to 12/31/2009...........    $16.90       $25.44         7,691
   01/01/2010 to 12/31/2010...........    $25.44       $28.29         4,905
   01/01/2011 to 12/31/2011...........    $28.29       $20.15         1,112
   01/01/2012 to 12/31/2012...........    $20.15       $22.71         1,869
   01/01/2013 to 12/31/2013...........    $22.71       $25.49         1,759
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........    $12.79       $13.95           788
   01/01/2005 to 12/31/2005...........    $13.95       $13.60         1,138
   01/01/2006 to 12/31/2006...........    $13.60       $15.32         8,544
   01/01/2007 to 12/31/2007...........    $15.32       $10.87         8,941
   01/01/2008 to 12/31/2008...........    $10.87       $ 5.63         2,941
   01/01/2009 to 12/31/2009...........    $ 5.63       $ 5.26         1,692
   01/01/2010 to 12/31/2010...........    $ 5.26       $ 5.56         1,666
   01/01/2011 to 12/31/2011...........    $ 5.56       $ 3.98           639
   01/01/2012 to 12/31/2012...........    $ 3.98       $ 5.18             0
   01/01/2013 to 12/31/2013...........    $ 5.18       $ 6.75             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $14.28         3,155
   01/01/2005 to 12/31/2005...........    $14.28       $14.27       377,373
   01/01/2006 to 12/31/2006...........    $14.27       $16.09        17,804
   01/01/2007 to 12/31/2007...........    $16.09       $20.52        38,287
   01/01/2008 to 12/31/2008...........    $20.52       $ 9.73         1,810
   01/01/2009 to 12/31/2009...........    $ 9.73       $15.42         6,532
   01/01/2010 to 12/31/2010...........    $15.42       $19.52         6,279
   01/01/2011 to 12/31/2011...........    $19.52       $15.97           840
   01/01/2012 to 12/31/2012...........    $15.97       $16.91         1,503
   01/01/2013 to 12/31/2013...........    $16.91       $19.55         5,050
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 7.45       $ 6.52        14,578
   01/01/2005 to 12/31/2005...........    $ 6.52       $ 6.28        52,030
   01/01/2006 to 12/31/2006...........    $ 6.28       $ 5.67        29,474
   01/01/2007 to 12/31/2007...........    $ 5.67       $ 5.57        40,820
   01/01/2008 to 12/31/2008...........    $ 5.57       $ 7.60        14,838
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 5.35         8,406
   01/01/2010 to 12/31/2010...........    $ 5.35       $ 4.29         5,076
   01/01/2011 to 12/31/2011...........    $ 4.29       $ 3.82         1,325
   01/01/2012 to 12/31/2012...........    $ 3.82       $ 3.11         2,345
   01/01/2013 to 12/31/2013...........    $ 3.11       $ 2.23           199
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........    $11.94       $12.68        88,697
   01/01/2005 to 12/31/2005...........    $12.68       $12.72        45,152
   01/01/2006 to 12/31/2006...........    $12.72       $14.11       197,843
   01/01/2007 to 12/31/2007...........    $14.11       $14.26        61,197
   01/01/2008 to 12/31/2008...........    $14.26       $ 8.67        21,941
   01/01/2009 to 12/31/2009...........    $ 8.67       $10.53        32,361
   01/01/2010 to 12/31/2010...........    $10.53       $11.57         6,492
   01/01/2011 to 12/31/2011...........    $11.57       $11.29         9,862
   01/01/2012 to 12/31/2012...........    $11.29       $12.55         2,902
   01/01/2013 to 12/31/2013...........    $12.55       $15.89         2,666
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.20         1,731
   01/01/2005 to 12/31/2005...........    $12.20       $11.86         2,705
   01/01/2006 to 12/31/2006...........    $11.86       $13.04         4,679
   01/01/2007 to 12/31/2007...........    $13.04       $13.69        15,224
   01/01/2008 to 12/31/2008...........    $13.69       $ 9.80           482
   01/01/2009 to 12/31/2009...........    $ 9.80       $11.62         3,564
   01/01/2010 to 12/31/2010...........    $11.62       $13.31         2,156
   01/01/2011 to 12/31/2011...........    $13.31       $13.90           897
   01/01/2012 to 12/31/2012...........    $13.90       $15.03           197
   01/01/2013 to 12/31/2013...........    $15.03       $18.85             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........    $11.59       $12.17         1,211
   01/01/2005 to 12/31/2005...........    $12.17       $11.33           934
   01/01/2006 to 12/31/2006...........    $11.33       $12.38         3,025
   01/01/2007 to 12/31/2007...........    $12.38       $11.09         1,833
   01/01/2008 to 12/31/2008...........    $11.09       $ 7.42           250
   01/01/2009 to 12/31/2009...........    $ 7.42       $ 9.48         1,991
   01/01/2010 to 12/31/2010...........    $ 9.48       $11.23           852
   01/01/2011 to 12/31/2011...........    $11.23       $11.56           229
   01/01/2012 to 12/31/2012...........    $11.56       $13.78             0
   01/01/2013 to 12/31/2013...........    $13.78       $18.81           235
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $14.64         7,739
   01/01/2005 to 12/31/2005...........    $14.64       $15.45         4,515
   01/01/2006 to 12/31/2006...........    $15.45       $17.72        17,612
   01/01/2007 to 12/31/2007...........    $17.72       $19.81        45,754
   01/01/2008 to 12/31/2008...........    $19.81       $10.83             0
   01/01/2009 to 12/31/2009...........    $10.83       $13.98         4,314
   01/01/2010 to 12/31/2010...........    $13.98       $14.00         3,079
   01/01/2011 to 12/31/2011...........    $14.00       $12.45           550
   01/01/2012 to 12/31/2012...........    $12.45       $14.17           918
   01/01/2013 to 12/31/2013...........    $14.17       $16.82         5,123
PROFUND VP FINANCIALS
   01/01/2004 to 12/31/2004...........        --       $13.33         1,103
   01/01/2005 to 12/31/2005...........    $13.33       $13.53         4,104
   01/01/2006 to 12/31/2006...........    $13.53       $15.50        21,324
   01/01/2007 to 12/31/2007...........    $15.50       $12.24         9,395
   01/01/2008 to 12/31/2008...........    $12.24       $ 5.91            56
   01/01/2009 to 12/31/2009...........    $ 5.91       $ 6.63         1,399
   01/01/2010 to 12/31/2010...........    $ 6.63       $ 7.18             0
   01/01/2011 to 12/31/2011...........    $ 7.18       $ 6.04            23
   01/01/2012 to 12/31/2012...........    $ 6.04       $ 7.35            22
   01/01/2013 to 12/31/2013...........    $ 7.35       $ 9.47            21
PROFUND VP HEALTH CARE
   01/01/2004 to 12/31/2004...........    $10.99       $10.98         4,035
   01/01/2005 to 12/31/2005...........    $10.98       $11.36        16,109
   01/01/2006 to 12/31/2006...........    $11.36       $11.67        36,508
   01/01/2007 to 12/31/2007...........    $11.67       $12.14        32,025
   01/01/2008 to 12/31/2008...........    $12.14       $ 8.97         1,571
   01/01/2009 to 12/31/2009...........    $ 8.97       $10.46         3,358
   01/01/2010 to 12/31/2010...........    $10.46       $10.50            60
   01/01/2011 to 12/31/2011...........    $10.50       $11.29           158
   01/01/2012 to 12/31/2012...........    $11.29       $12.93            34
   01/01/2013 to 12/31/2013...........    $12.93       $17.64           170

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $14.12           945
   01/01/2005 to 12/31/2005...........    $14.12       $14.12           664
   01/01/2006 to 12/31/2006...........    $14.12       $15.38         3,032
   01/01/2007 to 12/31/2007...........    $15.38       $16.77         5,387
   01/01/2008 to 12/31/2008...........    $16.77       $ 9.74           201
   01/01/2009 to 12/31/2009...........    $ 9.74       $11.80           151
   01/01/2010 to 12/31/2010...........    $11.80       $14.25           291
   01/01/2011 to 12/31/2011...........    $14.25       $13.66           174
   01/01/2012 to 12/31/2012...........    $13.66       $15.44           251
   01/01/2013 to 12/31/2013...........    $15.44       $20.83           230
PROFUND VP JAPAN
   01/01/2004 to 12/31/2004...........        --       $13.26         7,559
   01/01/2005 to 12/31/2005...........    $13.26       $18.35        23,865
   01/01/2006 to 12/31/2006...........    $18.35       $19.85        35,884
   01/01/2007 to 12/31/2007...........    $19.85       $17.43        24,259
   01/01/2008 to 12/31/2008...........    $17.43       $10.07         2,212
   01/01/2009 to 12/31/2009...........    $10.07       $10.84         1,160
   01/01/2010 to 12/31/2010...........    $10.84       $ 9.89         2,165
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 7.86           734
   01/01/2012 to 12/31/2012...........    $ 7.86       $ 9.43         1,029
   01/01/2013 to 12/31/2013...........    $ 9.43       $13.65         1,290
PROFUND VP LARGE-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $10.37            84
   01/01/2005 to 12/31/2005...........    $10.37       $10.21        47,332
   01/01/2006 to 12/31/2006...........    $10.21       $10.87        43,930
   01/01/2007 to 12/31/2007...........    $10.87       $11.35        81,239
   01/01/2008 to 12/31/2008...........    $11.35       $ 7.14           281
   01/01/2009 to 12/31/2009...........    $ 7.14       $ 9.04        21,452
   01/01/2010 to 12/31/2010...........    $ 9.04       $ 9.99        15,418
   01/01/2011 to 12/31/2011...........    $ 9.99       $10.05         9,519
   01/01/2012 to 12/31/2012...........    $10.05       $11.06         5,539
   01/01/2013 to 12/31/2013...........    $11.06       $14.11           166
PROFUND VP LARGE-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $10.36            84
   01/01/2005 to 12/31/2005...........    $10.36       $10.42        52,611
   01/01/2006 to 12/31/2006...........    $10.42       $12.07        63,859
   01/01/2007 to 12/31/2007...........    $12.07       $11.79        41,316
   01/01/2008 to 12/31/2008...........    $11.79       $ 6.85         2,493
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 7.99         7,453
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 8.80         1,472
   01/01/2011 to 12/31/2011...........    $ 8.80       $ 8.48           582
   01/01/2012 to 12/31/2012...........    $ 8.48       $ 9.55        14,036
   01/01/2013 to 12/31/2013...........    $ 9.55       $12.11         9,840

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.25       $13.28         6,489
   01/01/2005 to 12/31/2005...........    $13.28       $14.42        32,799
   01/01/2006 to 12/31/2006...........    $14.42       $14.63        42,481
   01/01/2007 to 12/31/2007...........    $14.63       $15.95        37,386
   01/01/2008 to 12/31/2008...........    $15.95       $ 9.53         1,091
   01/01/2009 to 12/31/2009...........    $ 9.53       $12.86        10,635
   01/01/2010 to 12/31/2010...........    $12.86       $16.12        23,920
   01/01/2011 to 12/31/2011...........    $16.12       $15.28         6,345
   01/01/2012 to 12/31/2012...........    $15.28       $17.21        11,232
   01/01/2013 to 12/31/2013...........    $17.21       $21.92         3,282
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.33       $15.08        12,473
   01/01/2005 to 12/31/2005...........    $15.08       $16.02        32,273
   01/01/2006 to 12/31/2006...........    $16.02       $17.56        54,436
   01/01/2007 to 12/31/2007...........    $17.56       $17.30        16,790
   01/01/2008 to 12/31/2008...........    $17.30       $10.76           635
   01/01/2009 to 12/31/2009...........    $10.76       $13.74         4,345
   01/01/2010 to 12/31/2010...........    $13.74       $16.15         1,560
   01/01/2011 to 12/31/2011...........    $16.15       $15.15         5,810
   01/01/2012 to 12/31/2012...........    $15.15       $17.23         7,753
   01/01/2013 to 12/31/2013...........    $17.23       $22.23         3,413
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $14.19        32,376
   01/01/2005 to 12/31/2005...........    $14.19       $13.88         7,108
   01/01/2006 to 12/31/2006...........    $13.88       $14.28        21,352
   01/01/2007 to 12/31/2007...........    $14.28       $16.40        47,836
   01/01/2008 to 12/31/2008...........    $16.40       $ 9.20         1,870
   01/01/2009 to 12/31/2009...........    $ 9.20       $13.65         3,246
   01/01/2010 to 12/31/2010...........    $13.65       $15.76         3,352
   01/01/2011 to 12/31/2011...........    $15.76       $15.60           159
   01/01/2012 to 12/31/2012...........    $15.60       $17.70           187
   01/01/2013 to 12/31/2013...........    $17.70       $23.20         2,852
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........    $12.07       $15.23        14,353
   01/01/2005 to 12/31/2005...........    $15.23       $19.52        47,094
   01/01/2006 to 12/31/2006...........    $19.52       $22.99       138,252
   01/01/2007 to 12/31/2007...........    $22.99       $29.72        77,955
   01/01/2008 to 12/31/2008...........    $29.72       $18.29         1,586
   01/01/2009 to 12/31/2009...........    $18.29       $20.61        12,708
   01/01/2010 to 12/31/2010...........    $20.61       $23.69         8,409
   01/01/2011 to 12/31/2011...........    $23.69       $23.65         2,152
   01/01/2012 to 12/31/2012...........    $23.65       $23.75         2,511
   01/01/2013 to 12/31/2013...........    $23.75       $28.75         1,577

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   01/01/2004 to 12/31/2004...........    $ 9.91       $ 8.78         3,939
   01/01/2005 to 12/31/2005...........    $ 8.78       $ 8.25         4,239
   01/01/2006 to 12/31/2006...........    $ 8.25       $ 9.03        59,783
   01/01/2007 to 12/31/2007...........    $ 9.03       $ 9.02        13,834
   01/01/2008 to 12/31/2008...........    $ 9.02       $ 7.08         1,858
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.08         4,748
   01/01/2010 to 12/31/2010...........    $ 8.08       $ 7.92         1,982
   01/01/2011 to 12/31/2011...........    $ 7.92       $ 8.98         1,297
   01/01/2012 to 12/31/2012...........    $ 8.98       $ 9.81         1,382
   01/01/2013 to 12/31/2013...........    $ 9.81       $12.60           917
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........    $15.35       $13.49         7,072
   01/01/2005 to 12/31/2005...........    $13.49       $16.64        44,065
   01/01/2006 to 12/31/2006...........    $16.64       $17.43       148,574
   01/01/2007 to 12/31/2007...........    $17.43       $20.83        54,917
   01/01/2008 to 12/31/2008...........    $20.83       $14.08        11,039
   01/01/2009 to 12/31/2009...........    $14.08       $18.59        18,451
   01/01/2010 to 12/31/2010...........    $18.59       $24.12        10,093
   01/01/2011 to 12/31/2011...........    $24.12       $19.02         2,936
   01/01/2012 to 12/31/2012...........    $19.02       $15.86         3,992
   01/01/2013 to 12/31/2013...........    $15.86       $ 9.61         3,364
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $16.45           629
   01/01/2005 to 12/31/2005...........    $16.45       $17.14        10,494
   01/01/2006 to 12/31/2006...........    $17.14       $22.17        32,136
   01/01/2007 to 12/31/2007...........    $22.17       $17.39        18,608
   01/01/2008 to 12/31/2008...........    $17.39       $ 9.97         1,827
   01/01/2009 to 12/31/2009...........    $ 9.97       $12.45         3,625
   01/01/2010 to 12/31/2010...........    $12.45       $15.15         2,959
   01/01/2011 to 12/31/2011...........    $15.15       $15.49           379
   01/01/2012 to 12/31/2012...........    $15.49       $17.71           511
   01/01/2013 to 12/31/2013...........    $17.71       $17.30           692
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........    $ 9.07       $ 7.89        52,002
   01/01/2005 to 12/31/2005...........    $ 7.89       $ 7.09       127,133
   01/01/2006 to 12/31/2006...........    $ 7.09       $ 7.62       113,335
   01/01/2007 to 12/31/2007...........    $ 7.62       $ 7.05        81,045
   01/01/2008 to 12/31/2008...........    $ 7.05       $ 4.27        16,755
   01/01/2009 to 12/31/2009...........    $ 4.27       $ 5.51        36,447
   01/01/2010 to 12/31/2010...........    $ 5.51       $ 4.51        31,795
   01/01/2011 to 12/31/2011...........    $ 4.51       $ 2.75        11,480
   01/01/2012 to 12/31/2012...........    $ 2.75       $ 2.50        16,466
   01/01/2013 to 12/31/2013...........    $ 2.50       $ 2.84         5,665

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   01/01/2004 to 12/31/2004...........    $ 6.38       $ 5.54        16,306
   01/01/2005 to 12/31/2005...........    $ 5.54       $ 5.45        18,601
   01/01/2006 to 12/31/2006...........    $ 5.45       $ 5.24        12,891
   01/01/2007 to 12/31/2007...........    $ 5.24       $ 4.53        14,100
   01/01/2008 to 12/31/2008...........    $ 4.53       $ 6.55         2,465
   01/01/2009 to 12/31/2009...........    $ 6.55       $ 3.79         1,287
   01/01/2010 to 12/31/2010...........    $ 3.79       $ 2.92         4,075
   01/01/2011 to 12/31/2011...........    $ 2.92       $ 2.55           105
   01/01/2012 to 12/31/2012...........    $ 2.55       $ 2.02           104
   01/01/2013 to 12/31/2013...........    $ 2.02       $ 1.39            96
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........    $12.98       $15.17         9,388
   01/01/2005 to 12/31/2005...........    $15.17       $15.93        31,782
   01/01/2006 to 12/31/2006...........    $15.93       $16.89        17,685
   01/01/2007 to 12/31/2007...........    $16.89       $17.15        20,138
   01/01/2008 to 12/31/2008...........    $17.15       $11.04         1,422
   01/01/2009 to 12/31/2009...........    $11.04       $13.60         3,876
   01/01/2010 to 12/31/2010...........    $13.60       $16.69         9,243
   01/01/2011 to 12/31/2011...........    $16.69       $16.50         5,997
   01/01/2012 to 12/31/2012...........    $16.50       $18.11           845
   01/01/2013 to 12/31/2013...........    $18.11       $24.82         5,088
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........    $13.33       $15.63        29,856
   01/01/2005 to 12/31/2005...........    $15.63       $15.86        32,218
   01/01/2006 to 12/31/2006...........    $15.86       $18.18        52,464
   01/01/2007 to 12/31/2007...........    $18.18       $16.46        14,409
   01/01/2008 to 12/31/2008...........    $16.46       $11.14         1,870
   01/01/2009 to 12/31/2009...........    $11.14       $13.09         5,068
   01/01/2010 to 12/31/2010...........    $13.09       $15.60         3,948
   01/01/2011 to 12/31/2011...........    $15.60       $14.60         2,432
   01/01/2012 to 12/31/2012...........    $14.60       $16.55         8,493
   01/01/2013 to 12/31/2013...........    $16.55       $22.24        10,520
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $11.31        11,741
   01/01/2005 to 12/31/2005...........    $11.31       $10.30        14,202
   01/01/2006 to 12/31/2006...........    $10.30       $13.50        43,184
   01/01/2007 to 12/31/2007...........    $13.50       $14.28        14,887
   01/01/2008 to 12/31/2008...........    $14.28       $ 9.14         1,935
   01/01/2009 to 12/31/2009...........    $ 9.14       $ 9.58         2,887
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.81         5,873
   01/01/2011 to 12/31/2011...........    $10.81       $10.75           500
   01/01/2012 to 12/31/2012...........    $10.75       $12.22           454
   01/01/2013 to 12/31/2013...........    $12.22       $13.37           478

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2004 to 12/31/2004...........        --       $10.23        13,114
   01/01/2005 to 12/31/2005...........    $10.23       $10.89        35,357
   01/01/2006 to 12/31/2006...........    $10.89       $10.14        25,734
   01/01/2007 to 12/31/2007...........    $10.14       $10.90        96,242
   01/01/2008 to 12/31/2008...........    $10.90       $15.93         6,795
   01/01/2009 to 12/31/2009...........    $15.93       $10.48        11,390
   01/01/2010 to 12/31/2010...........    $10.48       $11.26         7,515
   01/01/2011 to 12/31/2011...........    $11.26       $15.77         6,149
   01/01/2012 to 12/31/2012...........    $15.77       $15.54         1,620
   01/01/2013 to 12/31/2013...........    $15.54       $12.27         8,298
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........    $16.37       $20.40         2,161
   01/01/2005 to 12/31/2005...........    $20.40       $23.47        33,020
   01/01/2006 to 12/31/2006...........    $23.47       $25.35         7,780
   01/01/2007 to 12/31/2007...........    $25.35       $26.21        13,702
   01/01/2008 to 12/31/2008...........    $26.21       $ 8.32            48
   01/01/2009 to 12/31/2009...........    $ 8.32       $13.46         4,257
   01/01/2010 to 12/31/2010...........    $13.46       $19.66         4,160
   01/01/2011 to 12/31/2011...........    $19.66       $16.57           195
   01/01/2012 to 12/31/2012...........    $16.57       $21.43         1,575
   01/01/2013 to 12/31/2013...........    $21.43       $35.69            79
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $14.84         7,490
   01/01/2005 to 12/31/2005...........    $14.84       $16.38        12,802
   01/01/2006 to 12/31/2006...........    $16.38       $19.06        25,289
   01/01/2007 to 12/31/2007...........    $19.06       $21.54        63,326
   01/01/2008 to 12/31/2008...........    $21.54       $14.57         2,079
   01/01/2009 to 12/31/2009...........    $14.57       $15.75         4,815
   01/01/2010 to 12/31/2010...........    $15.75       $16.28         4,562
   01/01/2011 to 12/31/2011...........    $16.28       $18.68         2,028
   01/01/2012 to 12/31/2012...........    $18.68       $18.25         2,674
   01/01/2013 to 12/31/2013...........    $18.25       $20.19         3,138
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52         4,127
   01/01/2005 to 12/31/2005...........    $10.52       $11.95        11,713
   01/01/2006 to 12/31/2006...........    $11.95       $14.12         8,042
   01/01/2007 to 12/31/2007...........    $14.12       $16.48         8,669
   01/01/2008 to 12/31/2008...........    $16.48       $ 7.99           447
   01/01/2009 to 12/31/2009...........    $ 7.99       $10.70         4,454
   01/01/2010 to 12/31/2010...........    $10.70       $11.91         4,767
   01/01/2011 to 12/31/2011...........    $11.91       $ 9.89         1,595
   01/01/2012 to 12/31/2012...........    $ 9.89       $11.81         2,019
   01/01/2013 to 12/31/2013...........    $11.81       $13.70         2,721

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.69         3,409
   01/01/2005 to 12/31/2005...........    $10.69       $10.87        21,189
   01/01/2006 to 12/31/2006...........    $10.87       $10.92        41,025
   01/01/2007 to 12/31/2007...........    $10.92       $11.10        31,201
   01/01/2008 to 12/31/2008...........    $11.10       $ 7.81         2,170
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 8.67         8,464
   01/01/2010 to 12/31/2010...........    $ 8.67       $10.10         7,288
   01/01/2011 to 12/31/2011...........    $10.10       $10.70         1,371
   01/01/2012 to 12/31/2012...........    $10.70       $11.43         1,202
   01/01/2013 to 12/31/2013...........    $11.43       $15.86           754
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.27       217,324
   01/01/2005 to 12/31/2005...........    $11.27       $11.79       168,306
   01/01/2006 to 12/31/2006...........    $11.79       $12.84       181,427
   01/01/2007 to 12/31/2007...........    $12.84       $13.71       155,689
   01/01/2008 to 12/31/2008...........    $13.71       $ 7.38         1,700
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 8.14        21,798
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.47        23,739
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 9.09         9,066
   01/01/2012 to 12/31/2012...........    $ 9.09       $10.02         9,538
   01/01/2013 to 12/31/2013...........    $10.02       $13.28         8,983
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.43        10,531
   01/01/2005 to 12/31/2005...........    $10.43       $ 9.85        16,903
   01/01/2006 to 12/31/2006...........    $ 9.85       $12.07        26,252
   01/01/2007 to 12/31/2007...........    $12.07       $11.86        17,941
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.28         2,319
   01/01/2009 to 12/31/2009...........    $ 8.28       $ 9.20         7,119
   01/01/2010 to 12/31/2010...........    $ 9.20       $10.49         5,821
   01/01/2011 to 12/31/2011...........    $10.49       $11.03         1,782
   01/01/2012 to 12/31/2012...........    $11.03       $11.92         2,327
   01/01/2013 to 12/31/2013...........    $11.92       $15.22         2,029
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.71        86,134
   01/01/2006 to 12/31/2006...........    $ 9.71       $11.20       130,711
   01/01/2007 to 12/31/2007...........    $11.20       $11.05        94,930
   01/01/2008 to 12/31/2008...........    $11.05       $ 6.41         1,940
   01/01/2009 to 12/31/2009...........    $ 6.41       $ 7.14        28,946
   01/01/2010 to 12/31/2010...........    $ 7.14       $ 8.12        28,184
   01/01/2011 to 12/31/2011...........    $ 8.12       $ 8.40         9,909
   01/01/2012 to 12/31/2012...........    $ 8.40       $ 8.66        10,655
   01/01/2013 to 12/31/2013...........    $ 8.66       $10.83        10,318

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........        --       $13.22           480
   01/01/2005 to 12/31/2005...........    $13.22       $13.59         5,640
   01/01/2006 to 12/31/2006...........    $13.59       $15.73        17,620
   01/01/2007 to 12/31/2007...........    $15.73       $15.78        33,562
   01/01/2008 to 12/31/2008...........    $15.78       $ 9.78           145
   01/01/2009 to 12/31/2009...........    $ 9.78       $11.16           354
   01/01/2010 to 07/16/2010...........    $11.16       $10.68             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $13.82       $16.65         1,791
   01/01/2011 to 12/31/2011...........    $16.65       $14.18           241
   01/01/2012 to 12/31/2012...........    $14.18       $15.73           319
   01/01/2013 to 12/31/2013...........    $15.73       $18.41           574
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $10.68       $12.40            93
   01/01/2011 to 12/31/2011...........    $12.40       $11.84             0
   01/01/2012 to 12/31/2012...........    $11.84       $13.81            12
   01/01/2013 to 12/31/2013...........    $13.81       $17.56            11
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $14.62       $18.38         2,813
   01/01/2011 to 12/31/2011...........    $18.38       $16.98         1,868
   01/01/2012 to 12/31/2012...........    $16.98       $20.01         2,716
   01/01/2013 to 12/31/2013...........    $20.01       $27.38         4,092
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.21         3,806
   01/01/2011 to 12/31/2011...........    $12.21       $11.40           340
   01/01/2012 to 12/31/2012...........    $11.40       $12.02           541
   01/01/2013 to 12/31/2013...........    $12.02       $17.67           428

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.45%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.18      2,443,141
   01/01/2010 to 12/31/2010...........    $12.18       $13.31      3,949,179
   01/01/2011 to 12/31/2011...........    $13.31       $12.64      2,931,866
   01/01/2012 to 12/31/2012...........    $12.64       $13.88      3,095,464
   01/01/2013 to 12/31/2013...........    $13.88       $14.89      3,047,847
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.38      1,130,101
   01/01/2010 to 12/31/2010...........    $12.38       $13.73      1,701,914
   01/01/2011 to 12/31/2011...........    $13.73       $13.41      1,389,885
   01/01/2012 to 12/31/2012...........    $13.41       $14.87      1,538,380
   01/01/2013 to 12/31/2013...........    $14.87       $16.91      1,596,045
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.43         61,861
   01/01/2010 to 12/31/2010...........    $12.43       $13.80         95,348
   01/01/2011 to 12/31/2011...........    $13.80       $13.95         87,099
   01/01/2012 to 05/04/2012...........    $13.95       $15.11              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.01      2,769,807
   01/01/2010 to 12/31/2010...........    $12.01       $13.16      4,171,056
   01/01/2011 to 12/31/2011...........    $13.16       $12.68      3,413,824
   01/01/2012 to 12/31/2012...........    $12.68       $13.91      3,719,137
   01/01/2013 to 12/31/2013...........    $13.91       $15.97      3,709,195

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.12         54,933
   01/01/2012 to 12/31/2012...........    $ 9.12       $ 9.95        203,036
   01/01/2013 to 12/31/2013...........    $ 9.95       $10.76        223,867
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.44         31,121
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.28      2,987,900
   01/01/2010 to 12/31/2010...........    $12.28       $13.58      4,481,134
   01/01/2011 to 12/31/2011...........    $13.58       $12.93      3,050,077
   01/01/2012 to 12/31/2012...........    $12.93       $14.34      3,527,961
   01/01/2013 to 12/31/2013...........    $14.34       $17.16      4,044,080
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.58          9,544
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.61       $14.47         21,220
   01/01/2010 to 12/31/2010...........    $14.47       $18.17         78,297
   01/01/2011 to 12/31/2011...........    $18.17       $18.89         68,471
   01/01/2012 to 12/31/2012...........    $18.89       $21.26         67,908
   01/01/2013 to 12/31/2013...........    $21.26       $21.39         89,390
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.64         34,612
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.95         83,923
   01/01/2010 to 12/31/2010...........    $12.95       $16.74         69,225
   01/01/2011 to 12/31/2011...........    $16.74       $14.19        111,609
   01/01/2012 to 12/31/2012...........    $14.19       $16.62        170,989
   01/01/2013 to 12/31/2013...........    $16.62       $22.83        126,228
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $11.94        362,128
   01/01/2010 to 12/31/2010...........    $11.94       $13.20        624,558
   01/01/2011 to 12/31/2011...........    $13.20       $12.56        461,614
   01/01/2012 to 12/31/2012...........    $12.56       $13.92        539,854
   01/01/2013 to 12/31/2013...........    $13.92       $16.19        574,790

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.26      1,663,537
   01/01/2010 to 12/31/2010...........    $12.26       $13.68      1,910,950
   01/01/2011 to 12/31/2011...........    $13.68       $13.15      1,598,083
   01/01/2012 to 12/31/2012...........    $13.15       $14.19      1,564,740
   01/01/2013 to 12/31/2013...........    $14.19       $15.88      1,485,301
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.69      2,622,007
   01/01/2013 to 12/31/2013...........    $10.69       $12.98      2,642,418
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.76        104,012
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.86       $13.90         41,621
   01/01/2010 to 12/31/2010...........    $13.90       $16.30         65,621
   01/01/2011 to 12/31/2011...........    $16.30       $15.10         45,601
   01/01/2012 to 12/31/2012...........    $15.10       $18.67         78,607
   01/01/2013 to 12/31/2013...........    $18.67       $19.01         86,064
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.81        177,753
   01/01/2010 to 12/31/2010...........    $12.81       $13.78        194,874
   01/01/2011 to 12/31/2011...........    $13.78       $12.91        140,432
   01/01/2012 to 12/31/2012...........    $12.91       $15.08        155,888
   01/01/2013 to 12/31/2013...........    $15.08       $19.09        152,582
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $12.17         75,569
   01/01/2010 to 12/31/2010...........    $12.17       $13.40        137,164
   01/01/2011 to 12/31/2011...........    $13.40       $12.36         91,047
   01/01/2012 to 12/31/2012...........    $12.36       $14.42        112,381
   01/01/2013 to 12/31/2013...........    $14.42       $18.79        127,854
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $13.45        235,589
   01/01/2010 to 12/31/2010...........    $13.45       $15.72        440,042
   01/01/2011 to 12/31/2011...........    $15.72       $14.88        254,658
   01/01/2012 to 12/31/2012...........    $14.88       $17.36        299,390
   01/01/2013 to 12/31/2013...........    $17.36       $22.39        318,245

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.83      1,069,398
   01/01/2010 to 12/31/2010...........    $11.83       $12.88      1,722,014
   01/01/2011 to 12/31/2011...........    $12.88       $12.50      1,508,359
   01/01/2012 to 12/31/2012...........    $12.50       $13.43      1,627,984
   01/01/2013 to 12/31/2013...........    $13.43       $14.38      1,517,606
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.73        112,264
   01/01/2010 to 12/31/2010...........    $12.73       $15.74        244,740
   01/01/2011 to 12/31/2011...........    $15.74       $15.55        171,766
   01/01/2012 to 12/31/2012...........    $15.55       $17.55        213,320
   01/01/2013 to 12/31/2013...........    $17.55       $23.77        213,976
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.72        115,228
   01/01/2010 to 12/31/2010...........    $12.72       $13.96        165,907
   01/01/2011 to 12/31/2011...........    $13.96       $13.55        153,332
   01/01/2012 to 12/31/2012...........    $13.55       $14.99        135,537
   01/01/2013 to 12/31/2013...........    $14.99       $19.68        134,952
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $12.48         95,606
   01/01/2010 to 12/31/2010...........    $12.48       $13.82        197,331
   01/01/2011 to 12/31/2011...........    $13.82       $13.91        179,178
   01/01/2012 to 12/31/2012...........    $13.91       $15.45        207,566
   01/01/2013 to 12/31/2013...........    $15.45       $16.16        202,353
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.24         61,190
   01/01/2010 to 12/31/2010...........    $13.24       $14.78        114,002
   01/01/2011 to 12/31/2011...........    $14.78       $12.56         75,035
   01/01/2012 to 12/31/2012...........    $12.56       $14.75         82,693
   01/01/2013 to 12/31/2013...........    $14.75       $17.13        101,801
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.12       $13.07         49,463
   01/01/2010 to 12/31/2010...........    $13.07       $14.16        140,823
   01/01/2011 to 12/31/2011...........    $14.16       $12.08         92,030
   01/01/2012 to 12/31/2012...........    $12.08       $13.75        112,024
   01/01/2013 to 12/31/2013...........    $13.75       $16.02        105,832

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $10.82               0
   01/01/2010 to 12/31/2010...........    $10.82       $11.69          77,776
   01/01/2011 to 12/31/2011...........    $11.69       $12.83      10,513,694
   01/01/2012 to 12/31/2012...........    $12.83       $13.69       4,902,955
   01/01/2013 to 12/31/2013...........    $13.69       $12.93       1,831,935
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.22         669,427
   01/01/2010 to 12/31/2010...........    $12.22       $13.56       1,219,025
   01/01/2011 to 12/31/2011...........    $13.56       $13.16         707,163
   01/01/2012 to 12/31/2012...........    $13.16       $14.58         740,636
   01/01/2013 to 12/31/2013...........    $14.58       $16.54         746,438
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.55         201,691
   01/01/2010 to 12/31/2010...........    $13.55       $14.17         337,387
   01/01/2011 to 12/31/2011...........    $14.17       $12.56         228,979
   01/01/2012 to 12/31/2012...........    $12.56       $14.93         249,160
   01/01/2013 to 12/31/2013...........    $14.93       $16.81         221,598
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $11.64       1,382,051
   01/01/2010 to 12/31/2010...........    $11.64       $12.18       1,686,564
   01/01/2011 to 12/31/2011...........    $12.18       $11.91       1,458,362
   01/01/2012 to 12/31/2012...........    $11.91       $12.87       1,451,868
   01/01/2013 to 12/31/2013...........    $12.87       $13.93       1,365,761
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28          36,602
   01/01/2010 to 12/31/2010...........    $10.28       $11.16          58,400
   01/01/2011 to 12/31/2011...........    $11.16       $10.96          55,060
   01/01/2012 to 12/31/2012...........    $10.96       $12.32          34,258
   01/01/2013 to 12/31/2013...........    $12.32       $16.40          36,158
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29           4,588
   01/01/2010 to 12/31/2010...........    $10.29       $11.41         129,178
   01/01/2011 to 12/31/2011...........    $11.41       $10.48          48,689
   01/01/2012 to 12/31/2012...........    $10.48       $11.58          53,432
   01/01/2013 to 12/31/2013...........    $11.58       $14.84          85,220

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.70        46,704
   01/01/2010 to 12/31/2010...........    $12.70       $14.02        58,656
   01/01/2011 to 12/31/2011...........    $14.02       $13.10        41,926
   01/01/2012 to 12/31/2012...........    $13.10       $14.94        39,728
   01/01/2013 to 12/31/2013...........    $14.94       $20.39       106,904
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $12.68       132,749
   01/01/2010 to 12/31/2010...........    $12.68       $14.82       244,736
   01/01/2011 to 12/31/2011...........    $14.82       $14.32       174,151
   01/01/2012 to 12/31/2012...........    $14.32       $15.68       164,561
   01/01/2013 to 12/31/2013...........    $15.68       $20.90       170,755
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.05        96,778
   01/01/2010 to 12/31/2010...........    $12.05       $13.33       144,043
   01/01/2011 to 12/31/2011...........    $13.33       $14.33       212,784
   01/01/2012 to 12/31/2012...........    $14.33       $14.81       262,609
   01/01/2013 to 12/31/2013...........    $14.81       $14.16       284,477
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.07       $13.33        76,212
   01/01/2010 to 12/31/2010...........    $13.33       $14.57       177,654
   01/01/2011 to 12/31/2011...........    $14.57       $13.77       123,927
   01/01/2012 to 12/31/2012...........    $13.77       $16.53       190,240
   01/01/2013 to 12/31/2013...........    $16.53       $20.58       189,655
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.12       137,082
   01/01/2010 to 12/31/2010...........    $12.12       $13.33       212,508
   01/01/2011 to 12/31/2011...........    $13.33       $12.93       145,330
   01/01/2012 to 12/31/2012...........    $12.93       $14.77       150,949
   01/01/2013 to 12/31/2013...........    $14.77       $19.70       159,621
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.17         1,675
   01/01/2013 to 12/31/2013...........    $10.17       $13.34        12,970
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.20        75,379
   01/01/2010 to 12/31/2010...........    $13.20       $15.91       137,053
   01/01/2011 to 12/31/2011...........    $15.91       $14.99        95,278
   01/01/2012 to 12/31/2012...........    $14.99       $17.31        99,192
   01/01/2013 to 12/31/2013...........    $17.31       $22.36       125,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $ 9.84       534,643
   01/01/2010 to 12/31/2010...........    $ 9.84       $ 9.60       722,156
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.37       650,694
   01/01/2012 to 12/31/2012...........    $ 9.37       $ 9.14       709,894
   01/01/2013 to 12/31/2013...........    $ 9.14       $ 8.92       588,370
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.13       $13.68        57,122
   01/01/2010 to 12/31/2010...........    $13.68       $16.47       137,131
   01/01/2011 to 12/31/2011...........    $16.47       $15.67        98,601
   01/01/2012 to 12/31/2012...........    $15.67       $17.91        83,761
   01/01/2013 to 12/31/2013...........    $17.91       $24.80       138,471
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06         4,132
   01/01/2012 to 12/31/2012...........    $10.06       $10.29        34,956
   01/01/2013 to 12/31/2013...........    $10.29       $ 9.75        43,542
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.33        38,133
   01/01/2010 to 12/31/2010...........    $12.33       $15.48       103,428
   01/01/2011 to 12/31/2011...........    $15.48       $15.35        88,711
   01/01/2012 to 12/31/2012...........    $15.35       $16.83        91,855
   01/01/2013 to 12/31/2013...........    $16.83       $21.78        98,013
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.93       $12.04        49,314
   01/01/2010 to 12/31/2010...........    $12.04       $14.12        97,356
   01/01/2011 to 04/29/2011...........    $14.12       $15.80             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.27       156,954
   01/01/2013 to 12/31/2013...........    $10.27       $11.91       191,651
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $14.76       143,569
   01/01/2010 to 12/31/2010...........    $14.76       $17.60       322,078
   01/01/2011 to 12/31/2011...........    $17.60       $13.69       188,326
   01/01/2012 to 12/31/2012...........    $13.69       $15.75       238,218
   01/01/2013 to 12/31/2013...........    $15.75       $15.40       263,330

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.46        218,191
   01/01/2010 to 12/31/2010...........    $10.46       $10.60        494,017
   01/01/2011 to 12/31/2011...........    $10.60       $10.57        438,828
   01/01/2012 to 12/31/2012...........    $10.57       $10.80        465,625
   01/01/2013 to 12/31/2013...........    $10.80       $10.30        499,633
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $11.02      2,350,903
   01/01/2010 to 12/31/2010...........    $11.02       $11.58      4,777,220
   01/01/2011 to 12/31/2011...........    $11.58       $11.66      3,685,504
   01/01/2012 to 12/31/2012...........    $11.66       $12.43      4,405,066
   01/01/2013 to 12/31/2013...........    $12.43       $11.90      3,525,426
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.58      3,351,135
   01/01/2010 to 12/31/2010...........    $11.58       $12.49      4,703,974
   01/01/2011 to 12/31/2011...........    $12.49       $12.30      3,873,239
   01/01/2012 to 12/31/2012...........    $12.30       $13.25      4,009,825
   01/01/2013 to 12/31/2013...........    $13.25       $14.11      3,309,961
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06              0
   01/01/2012 to 12/31/2012...........    $10.06       $10.51         56,817
   01/01/2013 to 12/31/2013...........    $10.51       $10.01        184,464
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.12      2,098,937
   01/01/2010 to 12/31/2010...........    $12.12       $14.08      3,200,820
   01/01/2011 to 12/31/2011...........    $14.08       $12.88      2,085,788
   01/01/2012 to 12/31/2012...........    $12.88       $14.19      2,564,185
   01/01/2013 to 12/31/2013...........    $14.19       $16.20      2,344,087
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.77         51,864
   01/01/2010 to 12/31/2010...........    $12.77       $14.34         39,095
   01/01/2011 to 12/31/2011...........    $14.34       $14.47         48,752
   01/01/2012 to 12/31/2012...........    $14.47       $16.77        110,789
   01/01/2013 to 12/31/2013...........    $16.77       $21.66         93,404
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.85              0
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.77              0
   01/01/2013 to 12/31/2013...........    $ 9.77       $11.67            624

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $11.91      1,021,494
   01/01/2010 to 12/31/2010...........    $11.91       $13.00      1,695,420
   01/01/2011 to 12/31/2011...........    $13.00       $12.45      1,349,916
   01/01/2012 to 12/31/2012...........    $12.45       $13.39      1,441,120
   01/01/2013 to 12/31/2013...........    $13.39       $14.69      1,340,222
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $12.31        705,914
   01/01/2010 to 12/31/2010...........    $12.31       $13.73      1,081,022
   01/01/2011 to 12/31/2011...........    $13.73       $13.08        743,125
   01/01/2012 to 12/31/2012...........    $13.08       $14.78      1,157,534
   01/01/2013 to 12/31/2013...........    $14.78       $17.03      1,207,124
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.08       $12.35      1,364,897
   01/01/2010 to 12/31/2010...........    $12.35       $13.47      2,645,222
   01/01/2011 to 12/31/2011...........    $13.47       $12.70      1,998,748
   01/01/2012 to 12/31/2012...........    $12.70       $13.77      2,075,087
   01/01/2013 to 12/31/2013...........    $13.77       $15.36      2,003,744
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.01       $13.10         50,705
   01/01/2010 to 12/31/2010...........    $13.10       $17.43        138,778
   01/01/2011 to 12/31/2011...........    $17.43       $16.84        100,627
   01/01/2012 to 12/31/2012...........    $16.84       $18.43         73,529
   01/01/2013 to 12/31/2013...........    $18.43       $24.30        131,502
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.91         36,288
   01/01/2010 to 12/31/2010...........    $12.91       $15.87         74,369
   01/01/2011 to 12/31/2011...........    $15.87       $14.55         47,102
   01/01/2012 to 12/31/2012...........    $14.55       $16.77         57,425
   01/01/2013 to 12/31/2013...........    $16.77       $22.48         97,654
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.04       $12.11      1,411,064
   01/01/2010 to 12/31/2010...........    $12.11       $13.18      2,333,576
   01/01/2011 to 12/31/2011...........    $13.18       $13.11      1,881,784
   01/01/2012 to 12/31/2012...........    $13.11       $14.52      2,087,616
   01/01/2013 to 12/31/2013...........    $14.52       $16.55      2,168,261

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $12.87        40,037
   01/01/2010 to 12/31/2010...........    $12.87       $14.22        70,046
   01/01/2011 to 12/31/2011...........    $14.22       $13.64        66,528
   01/01/2012 to 12/31/2012...........    $13.64       $15.60        69,317
   01/01/2013 to 12/31/2013...........    $15.60       $19.74       105,377
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $13.13       183,514
   01/01/2010 to 12/31/2010...........    $13.13       $14.83       316,786
   01/01/2011 to 12/31/2011...........    $14.83       $14.22       215,988
   01/01/2012 to 12/31/2012...........    $14.22       $16.31       278,296
   01/01/2013 to 12/31/2013...........    $16.31       $22.92       291,475
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.30       $13.72       211,036
   01/01/2010 to 12/31/2010...........    $13.72       $16.12       443,457
   01/01/2011 to 12/31/2011...........    $16.12       $13.38       307,537
   01/01/2012 to 12/31/2012...........    $13.38       $13.52       365,723
   01/01/2013 to 12/31/2013...........    $13.52       $15.22       331,435
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.02       $11.08       174,116
   01/01/2010 to 12/31/2010...........    $11.08       $11.43       296,195
   01/01/2011 to 12/31/2011...........    $11.43       $11.61       235,612
   01/01/2012 to 12/31/2012...........    $11.61       $11.91       254,272
   01/01/2013 to 12/31/2013...........    $11.91       $11.18       273,906
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $12.73        90,594
   01/01/2010 to 12/31/2010...........    $12.73       $14.24       158,984
   01/01/2011 to 12/31/2011...........    $14.24       $13.41       222,060
   01/01/2012 to 12/31/2012...........    $13.41       $14.52       219,875
   01/01/2013 to 12/31/2013...........    $14.52       $17.07       399,935
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.99       $10.73       406,240
   01/01/2010 to 12/31/2010...........    $10.73       $11.28       671,704
   01/01/2011 to 12/31/2011...........    $11.28       $11.67       540,443
   01/01/2012 to 12/31/2012...........    $11.67       $12.28       666,781
   01/01/2013 to 12/31/2013...........    $12.28       $11.80       493,079

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $10.04       $12.60            488
   01/01/2010 to 07/16/2010...........    $12.60       $12.28              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $10.05       $12.70          3,875
   01/01/2010 to 07/16/2010...........    $12.70       $12.02              0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.89       $12.81          1,263
   01/01/2010 to 07/16/2010...........    $12.81       $11.91              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.10       $13.24          5,431
   01/01/2010 to 12/31/2010...........    $13.24       $15.37          9,274
   01/01/2011 to 12/31/2011...........    $15.37       $13.36          9,882
   01/01/2012 to 12/31/2012...........    $13.36       $14.83          4,536
   01/01/2013 to 12/31/2013...........    $14.83       $18.97          3,316
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $10.07       $12.79      1,483,963
   01/01/2010 to 12/31/2010...........    $12.79       $13.76      2,473,221
   01/01/2011 to 12/31/2011...........    $13.76       $13.20      1,683,866
   01/01/2012 to 09/21/2012...........    $13.20       $14.70              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.06       $14.45          5,565
   01/01/2010 to 12/31/2010...........    $14.45       $15.47         21,660
   01/01/2011 to 12/31/2011...........    $15.47       $13.96         12,912
   01/01/2012 to 12/31/2012...........    $13.96       $17.07         12,120
   01/01/2013 to 12/31/2013...........    $17.07       $19.05          9,320
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.12          6,750
   01/01/2012 to 04/27/2012...........    $ 8.12       $ 9.19              0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.07          2,642
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.51          4,069
   01/01/2013 to 12/31/2013...........    $10.51       $13.43          3,999
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.04       $13.12              0
   01/01/2010 to 12/31/2010...........    $13.12       $15.84          3,109
   01/01/2011 to 04/29/2011...........    $15.84       $17.60              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $10.00       $13.96         1,771
   01/01/2010 to 12/31/2010...........    $13.96       $15.02           920
   01/01/2011 to 04/29/2011...........    $15.02       $15.80             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.72        10,533
   01/01/2010 to 12/31/2010...........    $12.72       $13.07         9,338
   01/01/2011 to 12/31/2011...........    $13.07       $13.25         8,920
   01/01/2012 to 12/31/2012...........    $13.25       $15.63         8,783
   01/01/2013 to 12/31/2013...........    $15.63       $21.42        10,581
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.71             0
   01/01/2013 to 12/31/2013...........    $ 9.71       $12.98         4,081
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $10.12       $14.47         3,343
   01/01/2010 to 12/31/2010...........    $14.47       $16.40        11,395
   01/01/2011 to 12/31/2011...........    $16.40       $12.41        10,071
   01/01/2012 to 12/31/2012...........    $12.41       $14.14         8,181
   01/01/2013 to 12/31/2013...........    $14.14       $13.80         6,469
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $10.20       $13.98           888
   01/01/2010 to 12/31/2010...........    $13.98       $15.53         2,422
   01/01/2011 to 12/31/2011...........    $15.53       $11.06         2,758
   01/01/2012 to 12/31/2012...........    $11.06       $12.46         7,208
   01/01/2013 to 12/31/2013...........    $12.46       $13.97         6,684
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 9.77       $12.48             0
   01/01/2010 to 12/31/2010...........    $12.48       $13.19             0
   01/01/2011 to 12/31/2011...........    $13.19       $ 9.42             0
   01/01/2012 to 12/31/2012...........    $ 9.42       $12.26             0
   01/01/2013 to 12/31/2013...........    $12.26       $15.97         7,228
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $10.15       $14.26         2,616
   01/01/2010 to 12/31/2010...........    $14.26       $18.04         3,639
   01/01/2011 to 12/31/2011...........    $18.04       $14.76           818
   01/01/2012 to 12/31/2012...........    $14.76       $15.62           717
   01/01/2013 to 12/31/2013...........    $15.62       $18.04           772

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 7.31         4,687
   01/01/2010 to 12/31/2010...........    $ 7.31       $ 5.86         7,366
   01/01/2011 to 12/31/2011...........    $ 5.86       $ 5.21         8,428
   01/01/2012 to 12/31/2012...........    $ 5.21       $ 4.24         7,189
   01/01/2013 to 12/31/2013...........    $ 4.24       $ 3.04        21,858
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $10.05       $12.64         1,010
   01/01/2010 to 12/31/2010...........    $12.64       $13.88           590
   01/01/2011 to 12/31/2011...........    $13.88       $13.54           541
   01/01/2012 to 12/31/2012...........    $13.54       $15.04           964
   01/01/2013 to 12/31/2013...........    $15.04       $19.04           966
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.03       $12.54         1,709
   01/01/2010 to 12/31/2010...........    $12.54       $14.35         9,142
   01/01/2011 to 12/31/2011...........    $14.35       $14.98         8,097
   01/01/2012 to 12/31/2012...........    $14.98       $16.19        16,428
   01/01/2013 to 12/31/2013...........    $16.19       $20.29         6,722
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 9.95       $12.27           666
   01/01/2010 to 12/31/2010...........    $12.27       $14.53         1,666
   01/01/2011 to 12/31/2011...........    $14.53       $14.96           877
   01/01/2012 to 12/31/2012...........    $14.96       $17.82           876
   01/01/2013 to 12/31/2013...........    $17.82       $24.31         3,109
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $10.15       $13.60         2,019
   01/01/2010 to 12/31/2010...........    $13.60       $13.62         2,011
   01/01/2011 to 12/31/2011...........    $13.62       $12.11             0
   01/01/2012 to 12/31/2012...........    $12.11       $13.77         4,550
   01/01/2013 to 12/31/2013...........    $13.77       $16.34         3,274
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 9.83       $12.85        47,880
   01/01/2010 to 12/31/2010...........    $12.85       $13.90        43,045
   01/01/2011 to 12/31/2011...........    $13.90       $11.69        22,526
   01/01/2012 to 12/31/2012...........    $11.69       $14.22        26,967
   01/01/2013 to 12/31/2013...........    $14.22       $18.32        12,006

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 9.98       $12.75        18,798
   01/01/2010 to 12/31/2010...........    $12.75       $12.79        33,487
   01/01/2011 to 12/31/2011...........    $12.79       $13.74        47,289
   01/01/2012 to 12/31/2012...........    $13.74       $15.74        53,268
   01/01/2013 to 12/31/2013...........    $15.74       $21.46        58,915
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $10.11       $12.75        28,399
   01/01/2010 to 12/31/2010...........    $12.75       $15.39         6,201
   01/01/2011 to 12/31/2011...........    $15.39       $14.75        14,746
   01/01/2012 to 12/31/2012...........    $14.75       $16.66         5,156
   01/01/2013 to 12/31/2013...........    $16.66       $22.45         3,372
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $10.22       $11.34             0
   01/01/2010 to 12/31/2010...........    $11.34       $10.34             0
   01/01/2011 to 12/31/2011...........    $10.34       $ 8.21         1,349
   01/01/2012 to 12/31/2012...........    $ 8.21       $ 9.85         7,868
   01/01/2013 to 12/31/2013...........    $ 9.85       $14.24         6,355
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.07       $12.61         1,230
   01/01/2010 to 12/31/2010...........    $12.61       $13.92         3,389
   01/01/2011 to 12/31/2011...........    $13.92       $14.01         2,581
   01/01/2012 to 12/31/2012...........    $14.01       $15.40        10,997
   01/01/2013 to 12/31/2013...........    $15.40       $19.63         9,697
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $10.03       $12.67         2,910
   01/01/2010 to 12/31/2010...........    $12.67       $13.95         6,499
   01/01/2011 to 12/31/2011...........    $13.95       $13.43         6,095
   01/01/2012 to 12/31/2012...........    $13.43       $15.13         6,095
   01/01/2013 to 12/31/2013...........    $15.13       $19.17         5,453
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 9.99       $12.63           216
   01/01/2010 to 12/31/2010...........    $12.63       $15.83         3,970
   01/01/2011 to 12/31/2011...........    $15.83       $14.99        10,146
   01/01/2012 to 12/31/2012...........    $14.99       $16.87         3,830
   01/01/2013 to 12/31/2013...........    $16.87       $21.49         5,059

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.92       $12.73         2,344
   01/01/2010 to 12/31/2010...........    $12.73       $14.96         1,607
   01/01/2011 to 12/31/2011...........    $14.96       $14.02           836
   01/01/2012 to 12/31/2012...........    $14.02       $15.95         1,063
   01/01/2013 to 12/31/2013...........    $15.95       $20.56         2,049
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $10.01       $13.02           157
   01/01/2010 to 12/31/2010...........    $13.02       $15.02           325
   01/01/2011 to 12/31/2011...........    $15.02       $14.86           141
   01/01/2012 to 12/31/2012...........    $14.86       $16.85           142
   01/01/2013 to 12/31/2013...........    $16.85       $22.07           134
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $10.30       $11.90        16,160
   01/01/2010 to 12/31/2010...........    $11.90       $13.67        25,455
   01/01/2011 to 12/31/2011...........    $13.67       $13.64        40,270
   01/01/2012 to 12/31/2012...........    $13.64       $13.69        48,979
   01/01/2013 to 12/31/2013...........    $13.69       $16.57        39,264
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $10.02       $13.06             0
   01/01/2010 to 12/31/2010...........    $13.06       $12.80             0
   01/01/2011 to 12/31/2011...........    $12.80       $14.50           654
   01/01/2012 to 12/31/2012...........    $14.50       $15.82           446
   01/01/2013 to 12/31/2013...........    $15.82       $20.31           864
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $10.01       $13.65        32,444
   01/01/2010 to 12/31/2010...........    $13.65       $17.70        38,027
   01/01/2011 to 12/31/2011...........    $17.70       $13.95        51,835
   01/01/2012 to 12/31/2012...........    $13.95       $11.62        62,569
   01/01/2013 to 12/31/2013...........    $11.62       $ 7.04        42,025
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 9.62       $13.99        14,788
   01/01/2010 to 12/31/2010...........    $13.99       $17.02        20,734
   01/01/2011 to 12/31/2011...........    $17.02       $17.39        33,412
   01/01/2012 to 12/31/2012...........    $17.39       $19.88        36,906
   01/01/2013 to 12/31/2013...........    $19.88       $19.41        35,012

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $10.11       $10.20        16,679
   01/01/2010 to 12/31/2010...........    $10.20       $ 8.36         9,433
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 5.10         9,365
   01/01/2012 to 12/31/2012...........    $ 5.10       $ 4.63         8,885
   01/01/2013 to 12/31/2013...........    $ 4.63       $ 5.26         7,813
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 9.99       $ 7.08             0
   01/01/2010 to 12/31/2010...........    $ 7.08       $ 5.45             0
   01/01/2011 to 12/31/2011...........    $ 5.45       $ 4.76             0
   01/01/2012 to 12/31/2012...........    $ 4.76       $ 3.77             0
   01/01/2013 to 12/31/2013...........    $ 3.77       $ 2.59        23,074
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $10.01       $12.55         4,138
   01/01/2010 to 12/31/2010...........    $12.55       $15.39         5,315
   01/01/2011 to 12/31/2011...........    $15.39       $15.21         4,716
   01/01/2012 to 12/31/2012...........    $15.21       $16.69         4,303
   01/01/2013 to 12/31/2013...........    $16.69       $22.86         3,669
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 9.96       $12.37        11,861
   01/01/2010 to 12/31/2010...........    $12.37       $14.74         3,759
   01/01/2011 to 12/31/2011...........    $14.74       $13.79         2,340
   01/01/2012 to 12/31/2012...........    $13.79       $15.62         2,524
   01/01/2013 to 12/31/2013...........    $15.62       $20.98         2,895
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $10.15       $10.99        12,339
   01/01/2010 to 12/31/2010...........    $10.99       $12.41        24,899
   01/01/2011 to 12/31/2011...........    $12.41       $12.33        45,449
   01/01/2012 to 12/31/2012...........    $12.33       $14.01        48,737
   01/01/2013 to 12/31/2013...........    $14.01       $15.32        44,090
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $ 9.89       $ 8.88             0
   01/01/2010 to 12/31/2010...........    $ 8.88       $ 9.54         1,233
   01/01/2011 to 12/31/2011...........    $ 9.54       $13.36        15,147
   01/01/2012 to 12/31/2012...........    $13.36       $13.16         1,974
   01/01/2013 to 12/31/2013...........    $13.16       $10.38             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.94       $15.99           465
   01/01/2010 to 12/31/2010...........    $15.99       $23.35        11,384
   01/01/2011 to 12/31/2011...........    $23.35       $19.67        13,805
   01/01/2012 to 12/31/2012...........    $19.67       $25.42         2,053
   01/01/2013 to 12/31/2013...........    $25.42       $42.30         2,231
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $10.23       $12.22         2,802
   01/01/2010 to 12/31/2010...........    $12.22       $12.63        19,168
   01/01/2011 to 12/31/2011...........    $12.63       $14.48        16,860
   01/01/2012 to 12/31/2012...........    $14.48       $14.15        19,266
   01/01/2013 to 12/31/2013...........    $14.15       $15.64        13,187
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.37             0
   01/01/2010 to 12/31/2010...........    $13.37       $14.87             0
   01/01/2011 to 12/31/2011...........    $14.87       $12.34             0
   01/01/2012 to 12/31/2012...........    $12.34       $14.74             0
   01/01/2013 to 12/31/2013...........    $14.74       $17.09             0
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $11.98             0
   01/01/2010 to 12/31/2010...........    $11.98       $13.94             0
   01/01/2011 to 12/31/2011...........    $13.94       $14.77             0
   01/01/2012 to 12/31/2012...........    $14.77       $15.76             0
   01/01/2013 to 12/31/2013...........    $15.76       $21.86             0
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.00       $12.27             0
   01/01/2010 to 12/31/2010...........    $12.27       $14.26         2,215
   01/01/2011 to 12/31/2011...........    $14.26       $13.68         2,214
   01/01/2012 to 12/31/2012...........    $13.68       $15.08         2,214
   01/01/2013 to 12/31/2013...........    $15.08       $19.98         2,214
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.14       $13.27           167
   01/01/2010 to 12/31/2010...........    $13.27       $15.11         1,508
   01/01/2011 to 12/31/2011...........    $15.11       $15.88           870
   01/01/2012 to 12/31/2012...........    $15.88       $17.15         1,464
   01/01/2013 to 12/31/2013...........    $17.15       $21.89         1,822

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.05       $13.68        8,632
   01/01/2010 to 12/31/2010...........    $13.68       $15.55        3,148
   01/01/2011 to 12/31/2011...........    $15.55       $16.08        3,148
   01/01/2012 to 12/31/2012...........    $16.08       $16.56        3,943
   01/01/2013 to 12/31/2013...........    $16.56       $20.71        4,247
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $10.09       $12.24        1,322
   01/01/2010 to 07/16/2010...........    $12.24       $11.71            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.03       $14.49        4,743
   01/01/2011 to 12/31/2011...........    $14.49       $12.33        3,833
   01/01/2012 to 12/31/2012...........    $12.33       $13.67        3,661
   01/01/2013 to 12/31/2013...........    $13.67       $16.00        3,466
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $11.71       $13.60        1,322
   01/01/2011 to 12/31/2011...........    $13.60       $12.98        1,512
   01/01/2012 to 12/31/2012...........    $12.98       $15.12        1,512
   01/01/2013 to 12/31/2013...........    $15.12       $19.23        1,376
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.91       $14.97        6,279
   01/01/2011 to 12/31/2011...........    $14.97       $13.82        5,270
   01/01/2012 to 12/31/2012...........    $13.82       $16.28        5,231
   01/01/2013 to 12/31/2013...........    $16.28       $22.27        4,339
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.20        1,720
   01/01/2011 to 12/31/2011...........    $12.20       $11.39        1,247
   01/01/2012 to 12/31/2012...........    $11.39       $12.01          838
   01/01/2013 to 12/31/2013...........    $12.01       $17.64        2,394

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.50               0
   01/01/2006 to 12/31/2006...........    $10.50       $11.22               0
   01/01/2007 to 12/31/2007...........    $11.22       $11.51               0
   01/01/2008 to 12/31/2008...........    $11.51       $10.70               0
   01/01/2009 to 12/31/2009...........    $10.70       $12.19               0
   01/01/2010 to 12/31/2010...........    $12.19       $13.84               0
   01/01/2011 to 12/31/2011...........    $13.84       $13.86               0
   01/01/2012 to 12/31/2012...........    $13.86       $15.42               0
   01/01/2013 to 12/31/2013...........    $15.42       $16.54               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         769,273
   01/01/2006 to 12/31/2006...........    $10.01       $10.91       7,709,270
   01/01/2007 to 12/31/2007...........    $10.91       $11.61      13,424,715
   01/01/2008 to 12/31/2008...........    $11.61       $ 7.72       9,794,274
   01/01/2009 to 12/31/2009...........    $ 7.72       $ 9.36       9,176,774
   01/01/2010 to 12/31/2010...........    $ 9.36       $10.22       9,120,739
   01/01/2011 to 12/31/2011...........    $10.22       $ 9.70       8,340,337
   01/01/2012 to 12/31/2012...........    $ 9.70       $10.64       7,854,561
   01/01/2013 to 12/31/2013...........    $10.64       $11.41       6,845,548
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.59       2,669,191
   01/01/2007 to 12/31/2007...........    $10.59       $11.30       6,685,846
   01/01/2008 to 12/31/2008...........    $11.30       $ 7.74       4,878,104
   01/01/2009 to 12/31/2009...........    $ 7.74       $ 9.52       4,725,412
   01/01/2010 to 12/31/2010...........    $ 9.52       $10.55       4,623,037
   01/01/2011 to 12/31/2011...........    $10.55       $10.30       4,359,824
   01/01/2012 to 12/31/2012...........    $10.30       $11.41       4,314,692
   01/01/2013 to 12/31/2013...........    $11.41       $12.97       4,074,934

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.73          6,346
   01/01/2005 to 12/02/2005...........    $10.73       $12.22              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.15          1,191
   01/01/2005 to 12/02/2005...........    $11.15       $12.24              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.72          7,406
   01/01/2005 to 12/31/2005...........    $11.72       $11.96         15,334
   01/01/2006 to 12/31/2006...........    $11.96       $13.63          9,301
   01/01/2007 to 12/31/2007...........    $13.63       $13.27         11,829
   01/01/2008 to 12/31/2008...........    $13.27       $ 8.44         13,191
   01/01/2009 to 12/31/2009...........    $ 8.44       $ 9.69         46,726
   01/01/2010 to 12/31/2010...........    $ 9.69       $10.76         84,696
   01/01/2011 to 12/31/2011...........    $10.76       $10.87         74,554
   01/01/2012 to 05/04/2012...........    $10.87       $11.77              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02         70,575
   01/01/2006 to 12/31/2006...........    $10.02       $10.80      1,746,072
   01/01/2007 to 12/31/2007...........    $10.80       $11.49      4,458,693
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.98      4,321,571
   01/01/2009 to 12/31/2009...........    $ 7.98       $ 9.60      4,400,120
   01/01/2010 to 12/31/2010...........    $ 9.60       $10.51      4,724,825
   01/01/2011 to 12/31/2011...........    $10.51       $10.12      4,223,929
   01/01/2012 to 12/31/2012...........    $10.12       $11.10      4,042,723
   01/01/2013 to 12/31/2013...........    $11.10       $12.74      4,062,273
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.11        261,629
   01/01/2012 to 12/31/2012...........    $ 9.11       $ 9.94        374,853
   01/01/2013 to 12/31/2013...........    $ 9.94       $10.75        390,980
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.44         38,663
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.22        656,950
   01/01/2009 to 12/31/2009...........    $11.22       $10.90        730,606
   01/01/2010 to 12/31/2010...........    $10.90       $11.63        523,261
   01/01/2011 to 12/31/2011...........    $11.63       $12.06        473,027
   01/01/2012 to 12/31/2012...........    $12.06       $12.11        273,008
   01/01/2013 to 12/31/2013...........    $12.11       $11.77        190,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.31         93,200
   01/01/2010 to 12/31/2010...........    $ 9.31       $10.04        113,300
   01/01/2011 to 12/31/2011...........    $10.04       $10.73        207,529
   01/01/2012 to 12/31/2012...........    $10.73       $10.90         84,845
   01/01/2013 to 12/31/2013...........    $10.90       $10.55          7,926
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.69        409,544
   01/01/2011 to 12/31/2011...........    $10.69       $11.61      1,362,227
   01/01/2012 to 12/31/2012...........    $11.61       $11.90      1,076,135
   01/01/2013 to 12/31/2013...........    $11.90       $11.36        517,797
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $11.96        616,319
   01/01/2009 to 12/31/2009...........    $11.96       $10.95        702,534
   01/01/2010 to 12/31/2010...........    $10.95       $11.87        463,157
   01/01/2011 to 12/31/2011...........    $11.87       $13.15      1,874,973
   01/01/2012 to 12/31/2012...........    $13.15       $13.55      1,622,917
   01/01/2013 to 12/31/2013...........    $13.55       $12.80        671,718
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.02        407,383
   01/01/2009 to 12/31/2009...........    $12.02       $10.82        397,542
   01/01/2010 to 12/31/2010...........    $10.82       $11.75        376,845
   01/01/2011 to 12/31/2011...........    $11.75       $13.28        299,580
   01/01/2012 to 12/31/2012...........    $13.28       $13.71        475,183
   01/01/2013 to 12/31/2013...........    $13.71       $12.72        406,952
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.73         26,973
   01/01/2010 to 12/31/2010...........    $ 8.73       $ 9.52        158,180
   01/01/2011 to 12/31/2011...........    $ 9.52       $11.01         30,219
   01/01/2012 to 12/31/2012...........    $11.01       $11.41          7,531
   01/01/2013 to 12/31/2013...........    $11.41       $10.40        429,048
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.93        234,930
   01/01/2011 to 12/31/2011...........    $10.93       $12.82      1,098,426
   01/01/2012 to 12/31/2012...........    $12.82       $13.35        611,783
   01/01/2013 to 12/31/2013...........    $13.35       $12.10        189,608

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.94         643,997
   01/01/2012 to 12/31/2012...........    $11.94       $12.32         881,024
   01/01/2013 to 12/31/2013...........    $12.32       $10.84         241,518
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.32         299,031
   01/01/2013 to 12/31/2013...........    $10.32       $ 9.04         930,232
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.69         342,440
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       1,368,846
   01/01/2006 to 12/31/2006...........    $10.00       $11.08      12,654,379
   01/01/2007 to 12/31/2007...........    $11.08       $11.86      24,127,022
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.52      16,392,108
   01/01/2009 to 12/31/2009...........    $ 7.52       $ 9.19      15,447,384
   01/01/2010 to 12/31/2010...........    $ 9.19       $10.16      15,150,836
   01/01/2011 to 12/31/2011...........    $10.16       $ 9.67      13,177,505
   01/01/2012 to 12/31/2012...........    $ 9.67       $10.72      12,380,743
   01/01/2013 to 12/31/2013...........    $10.72       $12.82      13,086,088
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.58               0
AST COHEN & STEERS REALTY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.07           5,246
   01/01/2005 to 12/31/2005...........    $14.07       $15.76          20,509
   01/01/2006 to 12/31/2006...........    $15.76       $21.01          34,372
   01/01/2007 to 12/31/2007...........    $21.01       $16.40          20,153
   01/01/2008 to 12/31/2008...........    $16.40       $10.38          35,655
   01/01/2009 to 12/31/2009...........    $10.38       $13.36          36,560
   01/01/2010 to 12/31/2010...........    $13.36       $16.76         147,356
   01/01/2011 to 12/31/2011...........    $16.76       $17.42          77,620
   01/01/2012 to 12/31/2012...........    $17.42       $19.59          65,451
   01/01/2013 to 12/31/2013...........    $19.59       $19.70          40,140
AST DEAM SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.71             634
   01/01/2005 to 12/31/2005...........    $12.71       $12.54          12,111
   01/01/2006 to 12/31/2006...........    $12.54       $14.67          18,719
   01/01/2007 to 12/31/2007...........    $14.67       $11.76          15,122
   01/01/2008 to 07/18/2008...........    $11.76       $10.72               0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.63         11,875
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.64         53,866
   01/01/2005 to 12/31/2005...........    $12.64       $13.49        565,771
   01/01/2006 to 12/31/2006...........    $13.49       $14.85        447,606
   01/01/2007 to 12/31/2007...........    $14.85       $16.10        364,297
   01/01/2008 to 12/31/2008...........    $16.10       $ 8.77        349,875
   01/01/2009 to 12/31/2009...........    $ 8.77       $11.35        309,404
   01/01/2010 to 12/31/2010...........    $11.35       $14.67        247,426
   01/01/2011 to 12/31/2011...........    $14.67       $12.43        239,050
   01/01/2012 to 12/31/2012...........    $12.43       $14.55        204,434
   01/01/2013 to 12/31/2013...........    $14.55       $19.97        164,672
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         16,587
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.09        274,748
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.38        281,941
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.26        273,744
   01/01/2011 to 12/31/2011...........    $ 9.26       $ 8.81        353,809
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.76        327,389
   01/01/2013 to 12/31/2013...........    $ 9.76       $11.34        543,190
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.51      2,141,625
   01/01/2007 to 12/31/2007...........    $10.51       $11.12      5,799,312
   01/01/2008 to 12/31/2008...........    $11.12       $ 7.10      3,578,870
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.58      3,629,090
   01/01/2010 to 12/31/2010...........    $ 8.58       $ 9.56      3,796,493
   01/01/2011 to 12/31/2011...........    $ 9.56       $ 9.19      3,237,291
   01/01/2012 to 12/31/2012...........    $ 9.19       $ 9.91      3,165,507
   01/01/2013 to 12/31/2013...........    $ 9.91       $11.09      2,795,944
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.44         29,504
   01/01/2009 to 11/13/2009...........    $ 7.44       $ 8.26              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.69        747,457
   01/01/2013 to 12/31/2013...........    $10.69       $12.97        758,596
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.75        182,247

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.09          2,067
   01/01/2009 to 12/31/2009...........    $ 6.09       $ 8.02          9,413
   01/01/2010 to 12/31/2010...........    $ 8.02       $ 9.40         17,776
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 8.70          4,128
   01/01/2012 to 12/31/2012...........    $ 8.70       $10.76          3,972
   01/01/2013 to 12/31/2013...........    $10.76       $10.95          1,928
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.54         12,303
   01/01/2005 to 12/31/2005...........    $10.54       $10.62         11,547
   01/01/2006 to 12/31/2006...........    $10.62       $11.39         16,680
   01/01/2007 to 12/31/2007...........    $11.39       $12.66         23,829
   01/01/2008 to 12/31/2008...........    $12.66       $ 7.37         29,418
   01/01/2009 to 12/31/2009...........    $ 7.37       $10.74         53,678
   01/01/2010 to 12/31/2010...........    $10.74       $11.55         28,717
   01/01/2011 to 12/31/2011...........    $11.55       $10.82          8,260
   01/01/2012 to 12/31/2012...........    $10.82       $12.63          6,999
   01/01/2013 to 12/31/2013...........    $12.63       $15.97          5,102
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.50        228,955
   01/01/2005 to 12/31/2005...........    $11.50       $11.75      2,705,503
   01/01/2006 to 12/31/2006...........    $11.75       $13.43      1,822,699
   01/01/2007 to 12/31/2007...........    $13.43       $13.76      1,543,446
   01/01/2008 to 12/31/2008...........    $13.76       $ 7.96      1,454,713
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.25      1,405,920
   01/01/2010 to 12/31/2010...........    $ 9.25       $10.18      1,247,404
   01/01/2011 to 12/31/2011...........    $10.18       $ 9.38      1,058,858
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.94        924,888
   01/01/2013 to 12/31/2013...........    $10.94       $14.25        758,281
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.91         33,665
   01/01/2005 to 12/31/2005...........    $11.91       $12.17        369,860
   01/01/2006 to 12/31/2006...........    $12.17       $12.61        271,316
   01/01/2007 to 12/31/2007...........    $12.61       $14.67        213,414
   01/01/2008 to 12/31/2008...........    $14.67       $ 8.47        183,064
   01/01/2009 to 12/31/2009...........    $ 8.47       $12.97        150,660
   01/01/2010 to 12/31/2010...........    $12.97       $15.15        182,054
   01/01/2011 to 12/31/2011...........    $15.15       $14.34        122,494
   01/01/2012 to 12/31/2012...........    $14.34       $16.72        103,332
   01/01/2013 to 12/31/2013...........    $16.72       $21.55         85,780

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16         7,395
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.51       248,327
   01/01/2009 to 12/31/2009...........    $ 7.51       $ 9.03       470,062
   01/01/2010 to 12/31/2010...........    $ 9.03       $ 9.83       499,627
   01/01/2011 to 12/31/2011...........    $ 9.83       $ 9.53       435,315
   01/01/2012 to 12/31/2012...........    $ 9.53       $10.24       477,163
   01/01/2013 to 12/31/2013...........    $10.24       $10.96       388,197
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005...........    $12.68       $12.98             0
   01/01/2006 to 12/31/2006...........    $12.98       $14.84             0
   01/01/2007 to 12/31/2007...........    $14.84       $13.73             0
   01/01/2008 to 12/31/2008...........    $13.73       $ 9.82         4,474
   01/01/2009 to 12/31/2009...........    $ 9.82       $12.14         4,041
   01/01/2010 to 12/31/2010...........    $12.14       $15.01        65,600
   01/01/2011 to 12/31/2011...........    $15.01       $14.82        32,212
   01/01/2012 to 12/31/2012...........    $14.82       $16.72        28,369
   01/01/2013 to 12/31/2013...........    $16.72       $22.63        19,479
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.25         6,163
   01/01/2005 to 12/31/2005...........    $12.25       $13.06        20,481
   01/01/2006 to 12/31/2006...........    $13.06       $15.50        24,606
   01/01/2007 to 12/31/2007...........    $15.50       $15.29        33,434
   01/01/2008 to 12/31/2008...........    $15.29       $ 9.35        36,417
   01/01/2009 to 12/31/2009...........    $ 9.35       $10.78        41,463
   01/01/2010 to 12/31/2010...........    $10.78       $11.82        59,090
   01/01/2011 to 12/31/2011...........    $11.82       $11.47        41,624
   01/01/2012 to 12/31/2012...........    $11.47       $12.68        43,114
   01/01/2013 to 12/31/2013...........    $12.68       $16.64        23,319
AST HIGH YIELD PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.24        65,084
   01/01/2005 to 12/31/2005...........    $11.24       $11.09       220,087
   01/01/2006 to 12/31/2006...........    $11.09       $11.93       199,447
   01/01/2007 to 12/31/2007...........    $11.93       $11.92       134,569
   01/01/2008 to 12/31/2008...........    $11.92       $ 8.65        93,825
   01/01/2009 to 12/31/2009...........    $ 8.65       $11.44        46,988
   01/01/2010 to 12/31/2010...........    $11.44       $12.65       120,128
   01/01/2011 to 12/31/2011...........    $12.65       $12.73        97,978
   01/01/2012 to 12/31/2012...........    $12.73       $14.13        77,817
   01/01/2013 to 12/31/2013...........    $14.13       $14.77        56,952

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.94        135,829
   01/01/2005 to 12/31/2005...........    $11.94       $13.57      1,293,920
   01/01/2006 to 12/31/2006...........    $13.57       $16.00        963,415
   01/01/2007 to 12/31/2007...........    $16.00       $18.57        790,932
   01/01/2008 to 12/31/2008...........    $18.57       $ 9.01        833,518
   01/01/2009 to 12/31/2009...........    $ 9.01       $11.89        703,197
   01/01/2010 to 12/31/2010...........    $11.89       $13.27        620,533
   01/01/2011 to 12/31/2011...........    $13.27       $11.27        575,086
   01/01/2012 to 12/31/2012...........    $11.27       $13.22        499,560
   01/01/2013 to 12/31/2013...........    $13.22       $15.35        464,471
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.70          5,736
   01/01/2005 to 12/31/2005...........    $12.70       $14.09         43,459
   01/01/2006 to 12/31/2006...........    $14.09       $17.51        121,348
   01/01/2007 to 12/31/2007...........    $17.51       $20.10        187,309
   01/01/2008 to 12/31/2008...........    $20.10       $10.98        182,276
   01/01/2009 to 12/31/2009...........    $10.98       $13.97        149,754
   01/01/2010 to 12/31/2010...........    $13.97       $15.13        125,806
   01/01/2011 to 12/31/2011...........    $15.13       $12.90        105,132
   01/01/2012 to 12/31/2012...........    $12.90       $14.67        105,231
   01/01/2013 to 12/31/2013...........    $14.67       $17.09        101,303
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008..........    $10.01       $10.89              0
   01/01/2009 to 12/31/2009...........    $10.89       $11.82              0
   01/01/2010 to 12/31/2010...........    $11.82       $12.77              0
   01/01/2011 to 12/31/2011...........    $12.77       $14.00              0
   01/01/2012 to 12/31/2012...........    $14.00       $14.93              0
   01/01/2013 to 12/31/2013...........    $14.93       $14.10              0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18          7,338
   01/01/2008 to 12/31/2008...........    $10.18       $ 6.88        169,345
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.49        299,075
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.42        202,325
   01/01/2011 to 12/31/2011...........    $ 9.42       $ 9.14        303,032
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.12        354,763
   01/01/2013 to 12/31/2013...........    $10.12       $11.47        358,505

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.32         20,718
   01/01/2005 to 12/31/2005...........    $12.32       $13.34        106,225
   01/01/2006 to 12/31/2006...........    $13.34       $15.97         82,946
   01/01/2007 to 12/31/2007...........    $15.97       $17.04         77,659
   01/01/2008 to 12/31/2008...........    $17.04       $ 9.74         79,562
   01/01/2009 to 12/31/2009...........    $ 9.74       $12.90        122,994
   01/01/2010 to 12/31/2010...........    $12.90       $13.48         76,401
   01/01/2011 to 12/31/2011...........    $13.48       $11.94         46,934
   01/01/2012 to 12/31/2012...........    $11.94       $14.19         42,000
   01/01/2013 to 12/31/2013...........    $14.19       $15.96         32,720
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.23          2,193
   01/01/2005 to 12/31/2005...........    $11.23       $11.71          3,071
   01/01/2006 to 12/31/2006...........    $11.71       $12.69         11,174
   01/01/2007 to 12/31/2007...........    $12.69       $12.61      1,325,512
   01/01/2008 to 12/31/2008...........    $12.61       $10.13      2,523,092
   01/01/2009 to 12/31/2009...........    $10.13       $12.05      2,329,093
   01/01/2010 to 12/31/2010...........    $12.05       $12.61      2,092,140
   01/01/2011 to 12/31/2011...........    $12.61       $12.32      1,497,254
   01/01/2012 to 12/31/2012...........    $12.32       $13.30      1,434,244
   01/01/2013 to 12/31/2013...........    $13.30       $14.40      1,298,092
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28              0
   01/01/2010 to 12/31/2010...........    $10.28       $11.16          7,798
   01/01/2011 to 12/31/2011...........    $11.16       $10.95          4,016
   01/01/2012 to 12/31/2012...........    $10.95       $12.30          9,916
   01/01/2013 to 12/31/2013...........    $12.30       $16.37         11,142
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29          3,758
   01/01/2010 to 12/31/2010...........    $10.29       $11.41          4,889
   01/01/2011 to 12/31/2011...........    $11.41       $10.47          6,079
   01/01/2012 to 12/31/2012...........    $10.47       $11.56          5,567
   01/01/2013 to 12/31/2013...........    $11.56       $14.81          2,467

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.75         23,032
   01/01/2005 to 12/31/2005...........    $11.75       $12.19        143,888
   01/01/2006 to 12/31/2006...........    $12.19       $14.08        350,356
   01/01/2007 to 12/31/2007...........    $14.08       $13.32        519,815
   01/01/2008 to 12/31/2008...........    $13.32       $ 7.60        548,258
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 8.85        472,453
   01/01/2010 to 12/31/2010...........    $ 8.85       $ 9.76        410,002
   01/01/2011 to 12/31/2011...........    $ 9.76       $ 9.12        338,670
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.39        315,714
   01/01/2013 to 12/31/2013...........    $10.39       $14.17        307,235
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.61        263,104
   01/01/2005 to 12/31/2005...........    $11.61       $12.09      2,709,441
   01/01/2006 to 12/31/2006...........    $12.09       $12.64      2,285,303
   01/01/2007 to 12/31/2007...........    $12.64       $14.17      1,988,621
   01/01/2008 to 12/31/2008...........    $14.17       $ 7.78      1,923,113
   01/01/2009 to 12/31/2009...........    $ 7.78       $ 9.85      1,708,321
   01/01/2010 to 12/31/2010...........    $ 9.85       $11.50      1,431,391
   01/01/2011 to 12/31/2011...........    $11.50       $11.11      1,187,254
   01/01/2012 to 12/31/2012...........    $11.11       $12.16      1,061,600
   01/01/2013 to 12/31/2013...........    $12.16       $16.19        876,247
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.88         85,669
   01/01/2005 to 12/31/2005...........    $10.88       $10.73        725,723
   01/01/2006 to 12/31/2006...........    $10.73       $11.49        538,793
   01/01/2007 to 12/31/2007...........    $11.49       $11.88        442,880
   01/01/2008 to 12/31/2008...........    $11.88       $ 8.89        353,757
   01/01/2009 to 12/31/2009...........    $ 8.89       $11.67        366,511
   01/01/2010 to 12/31/2010...........    $11.67       $12.91        283,670
   01/01/2011 to 12/31/2011...........    $12.91       $13.86        228,888
   01/01/2012 to 12/31/2012...........    $13.86       $14.32        234,277
   01/01/2013 to 12/31/2013...........    $14.32       $13.68        182,664
AST MFS GLOBAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.40          5,188
   01/01/2005 to 12/31/2005...........    $12.40       $13.01         13,204
   01/01/2006 to 12/31/2006...........    $13.01       $15.76         25,474
   01/01/2007 to 12/31/2007...........    $15.76       $16.81         31,605
   01/01/2008 to 12/31/2008...........    $16.81       $10.82         30,846
   01/01/2009 to 12/31/2009...........    $10.82       $13.87         45,716
   01/01/2010 to 12/31/2010...........    $13.87       $15.16         24,096
   01/01/2011 to 12/31/2011...........    $15.16       $14.31         10,214
   01/01/2012 to 12/31/2012...........    $14.31       $17.18          7,957
   01/01/2013 to 12/31/2013...........    $17.18       $21.38          7,445

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.00         33,939
   01/01/2005 to 12/31/2005...........    $11.00       $11.41        282,113
   01/01/2006 to 12/31/2006...........    $11.41       $12.20        201,367
   01/01/2007 to 12/31/2007...........    $12.20       $13.69        156,590
   01/01/2008 to 12/31/2008...........    $13.69       $ 8.50        146,312
   01/01/2009 to 12/31/2009...........    $ 8.50       $10.30        156,138
   01/01/2010 to 12/31/2010...........    $10.30       $11.33        151,020
   01/01/2011 to 12/31/2011...........    $11.33       $10.98        104,267
   01/01/2012 to 12/31/2012...........    $10.98       $12.54        118,503
   01/01/2013 to 12/31/2013...........    $12.54       $16.71         94,277
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.16            301
   01/01/2013 to 12/31/2013...........    $10.16       $13.33          2,462
AST MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.11          7,555
   01/01/2005 to 12/31/2005...........    $12.11       $12.45         10,096
   01/01/2006 to 12/31/2006...........    $12.45       $13.87          8,659
   01/01/2007 to 12/31/2007...........    $13.87       $13.89         13,084
   01/01/2008 to 12/31/2008...........    $13.89       $ 8.38         34,218
   01/01/2009 to 12/31/2009...........    $ 8.38       $11.35         33,244
   01/01/2010 to 12/31/2010...........    $11.35       $13.67         61,093
   01/01/2011 to 12/31/2011...........    $13.67       $12.87         43,836
   01/01/2012 to 12/31/2012...........    $12.87       $14.86         41,702
   01/01/2013 to 12/31/2013...........    $14.86       $19.19         28,902
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.79         61,321
   01/01/2005 to 12/31/2005...........    $ 9.79       $ 9.81        668,385
   01/01/2006 to 12/31/2006...........    $ 9.81       $10.00        326,626
   01/01/2007 to 12/31/2007...........    $10.00       $10.23        858,633
   01/01/2008 to 12/31/2008...........    $10.23       $10.22      1,415,779
   01/01/2009 to 12/31/2009...........    $10.22       $ 9.99      1,054,612
   01/01/2010 to 12/31/2010...........    $ 9.99       $ 9.74        306,725
   01/01/2011 to 12/31/2011...........    $ 9.74       $ 9.50        349,258
   01/01/2012 to 12/31/2012...........    $ 9.50       $ 9.26        230,945
   01/01/2013 to 12/31/2013...........    $ 9.26       $ 9.03        205,641

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.97        95,076
   01/01/2005 to 12/31/2005...........    $12.97       $14.18       576,056
   01/01/2006 to 12/31/2006...........    $14.18       $15.31       426,677
   01/01/2007 to 12/31/2007...........    $15.31       $15.40       354,002
   01/01/2008 to 12/31/2008...........    $15.40       $ 8.67       309,446
   01/01/2009 to 12/31/2009...........    $ 8.67       $11.89       263,430
   01/01/2010 to 12/31/2010...........    $11.89       $14.31       277,336
   01/01/2011 to 12/31/2011...........    $14.31       $13.60       200,064
   01/01/2012 to 12/31/2012...........    $13.60       $15.53       172,471
   01/01/2013 to 12/31/2013...........    $15.53       $21.51       129,123
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.06           537
   01/01/2012 to 12/31/2012...........    $10.06       $10.28        13,291
   01/01/2013 to 12/31/2013...........    $10.28       $ 9.74           453
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.70        18,225
   01/01/2005 to 12/31/2005...........    $11.70       $12.95        41,730
   01/01/2006 to 12/31/2006...........    $12.95       $14.40        39,249
   01/01/2007 to 12/31/2007...........    $14.40       $17.16        43,581
   01/01/2008 to 12/31/2008...........    $17.16       $ 9.50        40,390
   01/01/2009 to 12/31/2009...........    $ 9.50       $12.03        39,719
   01/01/2010 to 12/31/2010...........    $12.03       $15.09        64,701
   01/01/2011 to 12/31/2011...........    $15.09       $14.96        48,470
   01/01/2012 to 12/31/2012...........    $14.96       $16.39        44,817
   01/01/2013 to 12/31/2013...........    $16.39       $21.20        28,048
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.03         3,398
   01/01/2005 to 12/31/2005...........    $11.03       $10.79         7,166
   01/01/2006 to 12/31/2006...........    $10.79       $11.34        23,735
   01/01/2007 to 12/31/2007...........    $11.34       $13.13        14,955
   01/01/2008 to 12/31/2008...........    $13.13       $ 7.35         9,096
   01/01/2009 to 12/31/2009...........    $ 7.35       $ 8.79         7,049
   01/01/2010 to 12/31/2010...........    $ 8.79       $10.30        10,882
   01/01/2011 to 04/29/2011...........    $10.30       $11.52             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.26       110,729
   01/01/2013 to 12/31/2013...........    $10.26       $11.90       159,016

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55          1,056
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 9.01         26,172
   01/01/2010 to 12/31/2010...........    $ 9.01       $10.75         50,127
   01/01/2011 to 12/31/2011...........    $10.75       $ 8.35         31,501
   01/01/2012 to 12/31/2012...........    $ 8.35       $ 9.60         29,694
   01/01/2013 to 12/31/2013...........    $ 9.60       $ 9.39         24,665
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.96        240,337
   01/01/2005 to 12/31/2005...........    $ 9.96       $ 9.87      1,998,602
   01/01/2006 to 12/31/2006...........    $ 9.87       $ 9.99      1,612,557
   01/01/2007 to 12/31/2007...........    $ 9.99       $10.40      1,436,855
   01/01/2008 to 12/31/2008...........    $10.40       $10.25        925,839
   01/01/2009 to 12/31/2009...........    $10.25       $11.02        933,753
   01/01/2010 to 12/31/2010...........    $11.02       $11.16        827,745
   01/01/2011 to 12/31/2011...........    $11.16       $11.13        670,827
   01/01/2012 to 12/31/2012...........    $11.13       $11.36        603,657
   01/01/2013 to 12/31/2013...........    $11.36       $10.84        605,138
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.32        323,335
   01/01/2005 to 12/31/2005...........    $10.32       $10.31        839,171
   01/01/2006 to 12/31/2006...........    $10.31       $10.43      1,377,323
   01/01/2007 to 12/31/2007...........    $10.43       $11.01      1,587,154
   01/01/2008 to 12/31/2008...........    $11.01       $10.49      1,079,087
   01/01/2009 to 12/31/2009...........    $10.49       $11.92      1,076,268
   01/01/2010 to 12/31/2010...........    $11.92       $12.52      1,380,066
   01/01/2011 to 12/31/2011...........    $12.52       $12.60        915,620
   01/01/2012 to 12/31/2012...........    $12.60       $13.43      1,036,977
   01/01/2013 to 12/31/2013...........    $13.43       $12.85        923,481
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         21,006
   01/01/2006 to 12/31/2006...........    $10.03       $10.56        731,431
   01/01/2007 to 12/31/2007...........    $10.56       $11.19      2,193,376
   01/01/2008 to 12/31/2008...........    $11.19       $ 8.79      4,342,819
   01/01/2009 to 12/31/2009...........    $ 8.79       $10.28      5,422,757
   01/01/2010 to 12/31/2010...........    $10.28       $11.08      5,386,866
   01/01/2011 to 12/31/2011...........    $11.08       $10.92      5,146,697
   01/01/2012 to 12/31/2012...........    $10.92       $11.75      4,956,059
   01/01/2013 to 12/31/2013...........    $11.75       $12.51      3,875,385

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.06          6,395
   01/01/2012 to 12/31/2012...........    $10.06       $10.50         34,061
   01/01/2013 to 12/31/2013...........    $10.50       $10.00         12,736
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.41      2,720,409
   01/01/2007 to 12/31/2007...........    $10.41       $11.31      8,769,507
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.54      5,699,090
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 8.03      6,627,184
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 9.32      6,678,107
   01/01/2011 to 12/31/2011...........    $ 9.32       $ 8.52      6,108,939
   01/01/2012 to 12/31/2012...........    $ 8.52       $ 9.38      5,754,914
   01/01/2013 to 12/31/2013...........    $ 9.38       $10.70      5,268,313
AST QMA US EQUITY ALPHA PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.31         43,627
   01/01/2005 to 12/31/2005...........    $11.31       $11.42         49,554
   01/01/2006 to 12/31/2006...........    $11.42       $12.54         53,218
   01/01/2007 to 12/31/2007...........    $12.54       $12.48         44,427
   01/01/2008 to 12/31/2008...........    $12.48       $ 7.46         35,676
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 8.86         18,762
   01/01/2010 to 12/31/2010...........    $ 8.86       $ 9.94         20,769
   01/01/2011 to 12/31/2011...........    $ 9.94       $10.02          7,757
   01/01/2012 to 12/31/2012...........    $10.02       $11.61         11,373
   01/01/2013 to 12/31/2013...........    $11.61       $14.99          9,415
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.85         11,879
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.76         13,557
   01/01/2013 to 12/31/2013...........    $ 9.76       $11.65         15,817
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03         31,102
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.08        393,045
   01/01/2009 to 12/31/2009...........    $ 7.08       $ 8.52        507,568
   01/01/2010 to 12/31/2010...........    $ 8.52       $ 9.30        670,563
   01/01/2011 to 12/31/2011...........    $ 9.30       $ 8.90        577,467
   01/01/2012 to 12/31/2012...........    $ 8.90       $ 9.57        574,402
   01/01/2013 to 12/31/2013...........    $ 9.57       $10.49        507,598

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49         45,697
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.26        227,281
   01/01/2009 to 12/31/2009...........    $ 7.26       $ 8.98        338,241
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.01        450,489
   01/01/2011 to 12/31/2011...........    $10.01       $ 9.53        492,975
   01/01/2012 to 12/31/2012...........    $ 9.53       $10.77        629,225
   01/01/2013 to 12/31/2013...........    $10.77       $12.39        727,163
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.98            125
   01/01/2005 to 12/31/2005...........    $10.98       $11.19            210
   01/01/2006 to 12/31/2006...........    $11.19       $11.97         12,492
   01/01/2007 to 12/31/2007...........    $11.97       $12.71        196,568
   01/01/2008 to 12/31/2008...........    $12.71       $ 8.65        322,701
   01/01/2009 to 12/31/2009...........    $ 8.65       $10.75        742,431
   01/01/2010 to 12/31/2010...........    $10.75       $11.72      1,318,404
   01/01/2011 to 12/31/2011...........    $11.72       $11.04      1,054,217
   01/01/2012 to 12/31/2012...........    $11.04       $11.96        971,740
   01/01/2013 to 12/31/2013...........    $11.96       $13.34        789,765
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $ 9.32          1,043
   01/01/2005 to 12/31/2005...........    $ 9.32       $ 9.23         24,623
   01/01/2006 to 12/31/2006...........    $ 9.23       $10.13         77,033
   01/01/2007 to 12/31/2007...........    $10.13       $10.58        115,278
   01/01/2008 to 12/31/2008...........    $10.58       $ 6.71        110,050
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 8.76        102,751
   01/01/2010 to 12/31/2010...........    $ 8.76       $11.65        106,941
   01/01/2011 to 12/31/2011...........    $11.65       $11.25         86,129
   01/01/2012 to 12/31/2012...........    $11.25       $12.30         82,482
   01/01/2013 to 12/31/2013...........    $12.30       $16.21         71,600
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $12.11         91,011
   01/01/2005 to 12/31/2005...........    $12.11       $12.59        705,874
   01/01/2006 to 12/31/2006...........    $12.59       $14.74        545,945
   01/01/2007 to 12/31/2007...........    $14.74       $13.56        551,748
   01/01/2008 to 12/31/2008...........    $13.56       $ 9.29        476,508
   01/01/2009 to 12/31/2009...........    $ 9.29       $11.51        430,710
   01/01/2010 to 12/31/2010...........    $11.51       $14.14        403,813
   01/01/2011 to 12/31/2011...........    $14.14       $12.96        319,318
   01/01/2012 to 12/31/2012...........    $12.96       $14.93        278,068
   01/01/2013 to 12/31/2013...........    $14.93       $20.00        220,333

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.35          9,372
   01/01/2005 to 12/31/2005...........    $11.35       $11.58         40,171
   01/01/2006 to 12/31/2006...........    $11.58       $12.71        114,890
   01/01/2007 to 12/31/2007...........    $12.71       $13.17      2,777,159
   01/01/2008 to 12/31/2008...........    $13.17       $ 9.51      1,922,262
   01/01/2009 to 12/31/2009...........    $ 9.51       $11.51      1,886,420
   01/01/2010 to 12/31/2010...........    $11.51       $12.52      1,727,430
   01/01/2011 to 12/31/2011...........    $12.52       $12.45      1,572,938
   01/01/2012 to 12/31/2012...........    $12.45       $13.77      1,707,575
   01/01/2013 to 12/31/2013...........    $13.77       $15.69      1,906,467
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.86         57,669
   01/01/2005 to 12/31/2005...........    $11.86       $12.21        207,462
   01/01/2006 to 12/31/2006...........    $12.21       $14.44        383,107
   01/01/2007 to 12/31/2007...........    $14.44       $13.58        477,745
   01/01/2008 to 12/31/2008...........    $13.58       $ 7.69        498,738
   01/01/2009 to 12/31/2009...........    $ 7.69       $ 9.29        395,365
   01/01/2010 to 12/31/2010...........    $ 9.29       $10.25        326,522
   01/01/2011 to 12/31/2011...........    $10.25       $ 9.83        255,868
   01/01/2012 to 12/31/2012...........    $ 9.83       $11.24        257,924
   01/01/2013 to 12/31/2013...........    $11.24       $14.21        239,975
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.57          4,945
   01/01/2005 to 12/31/2005...........    $10.57       $12.00         16,121
   01/01/2006 to 12/31/2006...........    $12.00       $12.36        314,236
   01/01/2007 to 12/31/2007...........    $12.36       $13.04        527,304
   01/01/2008 to 12/31/2008...........    $13.04       $ 7.56        518,624
   01/01/2009 to 12/31/2009...........    $ 7.56       $11.30        474,948
   01/01/2010 to 12/31/2010...........    $11.30       $12.76        399,298
   01/01/2011 to 12/31/2011...........    $12.76       $12.23        296,030
   01/01/2012 to 12/31/2012...........    $12.23       $14.02        250,348
   01/01/2013 to 12/31/2013...........    $14.02       $19.69        242,400
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $14.36         13,775
   01/01/2005 to 12/31/2005...........    $14.36       $18.40         42,481
   01/01/2006 to 12/31/2006...........    $18.40       $20.78         51,959
   01/01/2007 to 12/31/2007...........    $20.78       $28.47         55,348
   01/01/2008 to 12/31/2008...........    $28.47       $13.88         53,372
   01/01/2009 to 12/31/2009...........    $13.88       $20.22         52,631
   01/01/2010 to 12/31/2010...........    $20.22       $23.74        104,232
   01/01/2011 to 12/31/2011...........    $23.74       $19.70        127,660
   01/01/2012 to 12/31/2012...........    $19.70       $19.90         55,020
   01/01/2013 to 12/31/2013...........    $19.90       $22.38         35,269

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.94        43,652
   01/01/2005 to 12/31/2005...........    $10.94       $10.19       769,442
   01/01/2006 to 12/31/2006...........    $10.19       $10.56       567,601
   01/01/2007 to 12/31/2007...........    $10.56       $11.29       433,996
   01/01/2008 to 12/31/2008...........    $11.29       $10.74       267,335
   01/01/2009 to 12/31/2009...........    $10.74       $11.74       308,610
   01/01/2010 to 12/31/2010...........    $11.74       $12.10       283,695
   01/01/2011 to 12/31/2011...........    $12.10       $12.28       212,551
   01/01/2012 to 12/31/2012...........    $12.28       $12.60       202,920
   01/01/2013 to 12/31/2013...........    $12.60       $11.83       216,338
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99             0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.27         3,391
   01/01/2007 to 12/31/2007...........    $11.27       $12.04         4,470
   01/01/2008 to 12/31/2008...........    $12.04       $ 6.77        55,549
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 8.47       105,141
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.47       341,552
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 8.92       189,828
   01/01/2012 to 12/31/2012...........    $ 8.92       $ 9.65       356,686
   01/01/2013 to 12/31/2013...........    $ 9.65       $11.34       697,037
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        83,937
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.21       293,361
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.03       318,217
   01/01/2010 to 12/31/2010...........    $10.03       $10.54       312,892
   01/01/2011 to 12/31/2011...........    $10.54       $10.90       279,482
   01/01/2012 to 12/31/2012...........    $10.90       $11.46       277,219
   01/01/2013 to 12/31/2013...........    $11.46       $11.00       265,521
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.37        26,490
   01/01/2006 to 12/31/2006...........    $11.37       $12.31        10,938
   01/01/2007 to 12/31/2007...........    $12.31       $13.32         7,650
   01/01/2008 to 12/31/2008...........    $13.32       $ 7.65         4,007
   01/01/2009 to 12/31/2009...........    $ 7.65       $10.42         5,190
   01/01/2010 to 07/16/2010...........    $10.42       $10.16             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004...........        --       $12.36          2,878
   01/01/2005 to 12/31/2005...........    $12.36       $13.98          1,440
   01/01/2006 to 12/31/2006...........    $13.98       $16.79          3,788
   01/01/2007 to 12/31/2007...........    $16.79       $18.82          9,987
   01/01/2008 to 12/31/2008...........    $18.82       $10.74          4,960
   01/01/2009 to 12/31/2009...........    $10.74       $12.14          4,499
   01/01/2010 to 07/16/2010...........    $12.14       $11.47              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004...........        --       $10.92         30,383
   01/01/2005 to 12/31/2005...........    $10.92       $11.05         15,579
   01/01/2006 to 12/31/2006...........    $11.05       $11.43          4,049
   01/01/2007 to 12/31/2007...........    $11.43       $12.47          1,407
   01/01/2008 to 12/31/2008...........    $12.47       $ 8.85          1,407
   01/01/2009 to 12/31/2009...........    $ 8.85       $12.43          5,090
   01/01/2010 to 07/16/2010...........    $12.43       $11.55              0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   01/28/2008* to 12/31/2008..........    $10.21       $ 6.07              0
   01/01/2009 to 12/31/2009...........    $ 6.07       $ 7.62          4,659
   01/01/2010 to 12/31/2010...........    $ 7.62       $ 8.84          5,890
   01/01/2011 to 12/31/2011...........    $ 8.84       $ 7.68          3,443
   01/01/2012 to 12/31/2012...........    $ 7.68       $ 8.52          2,478
   01/01/2013 to 12/31/2013...........    $ 8.52       $10.89            832
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.60        622,574
   01/01/2009 to 12/31/2009...........    $ 6.60       $ 8.38      1,119,509
   01/01/2010 to 12/31/2010...........    $ 8.38       $ 9.00      1,414,430
   01/01/2011 to 12/31/2011...........    $ 9.00       $ 8.63      1,191,908
   01/01/2012 to 09/21/2012...........    $ 8.63       $ 9.61              0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.78          3,816
   01/01/2005 to 12/31/2005...........    $11.78       $12.66          3,153
   01/01/2006 to 12/31/2006...........    $12.66       $17.08         24,686
   01/01/2007 to 12/31/2007...........    $17.08       $18.88         37,483
   01/01/2008 to 12/31/2008...........    $18.88       $10.53         23,454
   01/01/2009 to 12/31/2009...........    $10.53       $14.48          9,879
   01/01/2010 to 12/31/2010...........    $14.48       $15.49          8,943
   01/01/2011 to 12/31/2011...........    $15.49       $13.98          7,883
   01/01/2012 to 12/31/2012...........    $13.98       $17.08          3,943
   01/01/2013 to 12/31/2013...........    $17.08       $19.04            123

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.12           231
   01/01/2012 to 04/27/2012...........    $ 8.12       $ 9.18             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.07        18,104
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.50        20,606
   01/01/2013 to 12/31/2013...........    $10.50       $13.41        11,467
INVESCO V.I. DYNAMICS FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.63            13
   01/01/2005 to 12/31/2005...........    $11.63       $12.56         1,614
   01/01/2006 to 12/31/2006...........    $12.56       $14.22         3,920
   01/01/2007 to 12/31/2007...........    $14.22       $15.55         3,611
   01/01/2008 to 12/31/2008...........    $15.55       $ 7.87         2,141
   01/01/2009 to 12/31/2009...........    $ 7.87       $10.93         2,121
   01/01/2010 to 12/31/2010...........    $10.93       $13.20         1,415
   01/01/2011 to 04/29/2011...........    $13.20       $14.66             0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.08           468
   01/01/2005 to 12/31/2005...........    $11.08       $11.44           870
   01/01/2006 to 12/31/2006...........    $11.44       $12.99         1,491
   01/01/2007 to 12/31/2007...........    $12.99       $ 9.85           776
   01/01/2008 to 12/31/2008...........    $ 9.85       $ 3.89         8,271
   01/01/2009 to 12/31/2009...........    $ 3.89       $ 4.84        10,999
   01/01/2010 to 12/31/2010...........    $ 4.84       $ 5.20        21,608
   01/01/2011 to 04/29/2011...........    $ 5.20       $ 5.47             0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   01/01/2004 to 12/31/2004...........        --       $11.38         2,157
   01/01/2005 to 12/31/2005...........    $11.38       $12.00         5,106
   01/01/2006 to 12/31/2006...........    $12.00       $12.31         7,716
   01/01/2007 to 12/31/2007...........    $12.31       $13.42         7,867
   01/01/2008 to 12/31/2008...........    $13.42       $ 9.34         4,255
   01/01/2009 to 12/31/2009...........    $ 9.34       $11.63         3,629
   01/01/2010 to 12/31/2010...........    $11.63       $11.94         6,873
   01/01/2011 to 12/31/2011...........    $11.94       $12.10         6,263
   01/01/2012 to 12/31/2012...........    $12.10       $14.26         6,138
   01/01/2013 to 12/31/2013...........    $14.26       $19.54         6,240
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.71             0
   01/01/2013 to 12/31/2013...........    $ 9.71       $12.97             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   06/30/2008* to 12/31/2008..........    $ 9.92       $ 6.19             0
   01/01/2009 to 12/31/2009...........    $ 6.19       $ 9.50             0
   01/01/2010 to 12/31/2010...........    $ 9.50       $11.24             0
   01/01/2011 to 12/31/2011...........    $11.24       $10.40             0
   01/01/2012 to 12/31/2012...........    $10.40       $11.29             0
   01/01/2013 to 12/31/2013...........    $11.29       $13.77             0
NASDAQ TARGET 15 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 5.94             0
   01/01/2009 to 12/31/2009...........    $ 5.94       $ 6.77             0
   01/01/2010 to 12/31/2010...........    $ 6.77       $ 8.61             0
   01/01/2011 to 12/31/2011...........    $ 8.61       $ 8.51             0
   01/01/2012 to 12/31/2012...........    $ 8.51       $ 9.37             0
   01/01/2013 to 12/31/2013...........    $ 9.37       $13.60             0
NVIT DEVELOPING MARKETS FUND
   01/01/2004 to 12/31/2004...........        --       $12.70        11,161
   01/01/2005 to 12/31/2005...........    $12.70       $16.29        14,188
   01/01/2006 to 12/31/2006...........    $16.29       $21.38        20,396
   01/01/2007 to 12/31/2007...........    $21.38       $29.91        35,589
   01/01/2008 to 12/31/2008...........    $29.91       $12.29        18,792
   01/01/2009 to 12/31/2009...........    $12.29       $19.43        34,311
   01/01/2010 to 12/31/2010...........    $19.43       $22.01        23,066
   01/01/2011 to 12/31/2011...........    $22.01       $16.65         9,075
   01/01/2012 to 12/31/2012...........    $16.65       $18.96        10,649
   01/01/2013 to 12/31/2013...........    $18.96       $18.49         7,110
PROFUND VP ASIA 30
   01/01/2004 to 12/31/2004...........        --       $10.10         6,082
   01/01/2005 to 12/31/2005...........    $10.10       $11.77        10,150
   01/01/2006 to 12/31/2006...........    $11.77       $15.99        13,894
   01/01/2007 to 12/31/2007...........    $15.99       $23.03        13,310
   01/01/2008 to 12/31/2008...........    $23.03       $11.04        11,200
   01/01/2009 to 12/31/2009...........    $11.04       $16.60         6,591
   01/01/2010 to 12/31/2010...........    $16.60       $18.44         7,101
   01/01/2011 to 12/31/2011...........    $18.44       $13.12         5,197
   01/01/2012 to 12/31/2012...........    $13.12       $14.78         6,344
   01/01/2013 to 12/31/2013...........    $14.78       $16.56         6,126

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BANKS
   01/01/2004 to 12/31/2004...........        --       $11.54           582
   01/01/2005 to 12/31/2005...........    $11.54       $11.24             0
   01/01/2006 to 12/31/2006...........    $11.24       $12.65         1,321
   01/01/2007 to 12/31/2007...........    $12.65       $ 8.97         5,670
   01/01/2008 to 12/31/2008...........    $ 8.97       $ 4.64         6,266
   01/01/2009 to 12/31/2009...........    $ 4.64       $ 4.33           664
   01/01/2010 to 12/31/2010...........    $ 4.33       $ 4.58         2,311
   01/01/2011 to 12/31/2011...........    $ 4.58       $ 3.27         3,085
   01/01/2012 to 12/31/2012...........    $ 3.27       $ 4.25         1,485
   01/01/2013 to 12/31/2013...........    $ 4.25       $ 5.53         4,649
PROFUND VP BASIC MATERIALS
   01/01/2004 to 12/31/2004...........        --       $12.40         1,246
   01/01/2005 to 12/31/2005...........    $12.40       $12.38         2,936
   01/01/2006 to 12/31/2006...........    $12.38       $13.94         4,563
   01/01/2007 to 12/31/2007...........    $13.94       $17.77         2,298
   01/01/2008 to 12/31/2008...........    $17.77       $ 8.41        12,064
   01/01/2009 to 12/31/2009...........    $ 8.41       $13.32        48,463
   01/01/2010 to 12/31/2010...........    $13.32       $16.84        17,984
   01/01/2011 to 12/31/2011...........    $16.84       $13.77         5,913
   01/01/2012 to 12/31/2012...........    $13.77       $14.56         3,100
   01/01/2013 to 12/31/2013...........    $14.56       $16.82         2,329
PROFUND VP BEAR
   01/01/2004 to 12/31/2004...........    $ 9.29       $ 8.12         1,620
   01/01/2005 to 12/31/2005...........    $ 8.12       $ 7.81        69,365
   01/01/2006 to 12/31/2006...........    $ 7.81       $ 7.05        32,910
   01/01/2007 to 12/31/2007...........    $ 7.05       $ 6.91        16,479
   01/01/2008 to 12/31/2008...........    $ 6.91       $ 9.43        16,580
   01/01/2009 to 12/31/2009...........    $ 9.43       $ 6.63        44,744
   01/01/2010 to 12/31/2010...........    $ 6.63       $ 5.31        24,619
   01/01/2011 to 12/31/2011...........    $ 5.31       $ 4.72        23,266
   01/01/2012 to 12/31/2012...........    $ 4.72       $ 3.84        17,201
   01/01/2013 to 12/31/2013...........    $ 3.84       $ 2.75         5,643
PROFUND VP BULL
   01/01/2004 to 12/31/2004...........        --       $11.21        12,971
   01/01/2005 to 12/31/2005...........    $11.21       $11.23        87,712
   01/01/2006 to 12/31/2006...........    $11.23       $12.45        74,831
   01/01/2007 to 12/31/2007...........    $12.45       $12.57         2,144
   01/01/2008 to 12/31/2008...........    $12.57       $ 7.64         9,147
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.26         3,980
   01/01/2010 to 12/31/2010...........    $ 9.26       $10.16        92,509
   01/01/2011 to 12/31/2011...........    $10.16       $ 9.91       135,038
   01/01/2012 to 12/31/2012...........    $ 9.91       $11.00           258
   01/01/2013 to 12/31/2013...........    $11.00       $13.92           228

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   01/01/2005 to 12/31/2005...........    $11.36       $11.04             0
   01/01/2006 to 12/31/2006...........    $11.04       $12.12         2,176
   01/01/2007 to 12/31/2007...........    $12.12       $12.72         1,132
   01/01/2008 to 12/31/2008...........    $12.72       $ 9.09           169
   01/01/2009 to 12/31/2009...........    $ 9.09       $10.77         2,624
   01/01/2010 to 12/31/2010...........    $10.77       $12.32         5,555
   01/01/2011 to 12/31/2011...........    $12.32       $12.85         2,526
   01/01/2012 to 12/31/2012...........    $12.85       $13.89           587
   01/01/2013 to 12/31/2013...........    $13.89       $17.40             0
PROFUND VP CONSUMER SERVICES
   01/01/2004 to 12/31/2004...........        --       $10.66            14
   01/01/2005 to 12/31/2005...........    $10.66       $ 9.91            58
   01/01/2006 to 12/31/2006...........    $ 9.91       $10.82         1,199
   01/01/2007 to 12/31/2007...........    $10.82       $ 9.68            58
   01/01/2008 to 12/31/2008...........    $ 9.68       $ 6.47             1
   01/01/2009 to 12/31/2009...........    $ 6.47       $ 8.26         1,642
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.77         3,284
   01/01/2011 to 12/31/2011...........    $ 9.77       $10.05           515
   01/01/2012 to 12/31/2012...........    $10.05       $11.97         1,230
   01/01/2013 to 12/31/2013...........    $11.97       $16.32         6,780
PROFUND VP EUROPE 30
   01/01/2004 to 12/31/2004...........        --       $12.35         7,758
   01/01/2005 to 12/31/2005...........    $12.35       $13.02        84,136
   01/01/2006 to 12/31/2006...........    $13.02       $14.92       102,201
   01/01/2007 to 12/31/2007...........    $14.92       $16.66         1,566
   01/01/2008 to 12/31/2008...........    $16.66       $ 9.10           120
   01/01/2009 to 12/31/2009...........    $ 9.10       $11.73        23,402
   01/01/2010 to 12/31/2010...........    $11.73       $11.74        21,029
   01/01/2011 to 12/31/2011...........    $11.74       $10.43           618
   01/01/2012 to 12/31/2012...........    $10.43       $11.86        14,781
   01/01/2013 to 12/31/2013...........    $11.86       $14.06        12,574
PROFUND VP FINANCIALS
   01/01/2005 to 12/31/2005...........    $11.23       $11.39         1,100
   01/01/2006 to 12/31/2006...........    $11.39       $13.03        71,194
   01/01/2007 to 12/31/2007...........    $13.03       $10.27         1,743
   01/01/2008 to 12/31/2008...........    $10.27       $ 4.95         3,796
   01/01/2009 to 12/31/2009...........    $ 4.95       $ 5.55         1,563
   01/01/2010 to 12/31/2010...........    $ 5.55       $ 6.01           627
   01/01/2011 to 12/31/2011...........    $ 6.01       $ 5.05         1,704
   01/01/2012 to 12/31/2012...........    $ 5.05       $ 6.14         1,385
   01/01/2013 to 12/31/2013...........    $ 6.14       $ 7.90         5,672

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   01/01/2005 to 12/31/2005...........    $10.62       $10.98           500
   01/01/2006 to 12/31/2006...........    $10.98       $11.27         3,882
   01/01/2007 to 12/31/2007...........    $11.27       $11.71         4,769
   01/01/2008 to 12/31/2008...........    $11.71       $ 8.64         3,492
   01/01/2009 to 12/31/2009...........    $ 8.64       $10.07         2,516
   01/01/2010 to 12/31/2010...........    $10.07       $10.10         1,972
   01/01/2011 to 12/31/2011...........    $10.10       $10.84         4,524
   01/01/2012 to 12/31/2012...........    $10.84       $12.41         1,503
   01/01/2013 to 12/31/2013...........    $12.41       $16.91         8,606
PROFUND VP INDUSTRIALS
   01/01/2004 to 12/31/2004...........        --       $12.04           807
   01/01/2005 to 12/31/2005...........    $12.04       $12.03             0
   01/01/2006 to 12/31/2006...........    $12.03       $13.10             0
   01/01/2007 to 12/31/2007...........    $13.10       $14.26             0
   01/01/2008 to 12/31/2008...........    $14.26       $ 8.28             0
   01/01/2009 to 12/31/2009...........    $ 8.28       $10.01         1,311
   01/01/2010 to 12/31/2010...........    $10.01       $12.08         1,384
   01/01/2011 to 12/31/2011...........    $12.08       $11.57         1,183
   01/01/2012 to 12/31/2012...........    $11.57       $13.06         1,406
   01/01/2013 to 12/31/2013...........    $13.06       $17.60         3,684
PROFUND VP JAPAN
   01/01/2005 to 12/31/2005...........    $10.32       $14.27         5,055
   01/01/2006 to 12/31/2006...........    $14.27       $15.42        10,468
   01/01/2007 to 12/31/2007...........    $15.42       $13.53         1,102
   01/01/2008 to 12/31/2008...........    $13.53       $ 7.80         5,471
   01/01/2009 to 12/31/2009...........    $ 7.80       $ 8.39         9,500
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 7.65        10,951
   01/01/2011 to 12/31/2011...........    $ 7.65       $ 6.08         1,845
   01/01/2012 to 12/31/2012...........    $ 6.08       $ 7.28         8,580
   01/01/2013 to 12/31/2013...........    $ 7.28       $10.53         5,426
PROFUND VP LARGE-CAP GROWTH
   01/01/2005 to 12/31/2005...........    $10.36       $10.20        11,037
   01/01/2006 to 12/31/2006...........    $10.20       $10.85        80,503
   01/01/2007 to 12/31/2007...........    $10.85       $11.31         2,384
   01/01/2008 to 12/31/2008...........    $11.31       $ 7.11         8,331
   01/01/2009 to 12/31/2009...........    $ 7.11       $ 8.99        51,264
   01/01/2010 to 12/31/2010...........    $ 8.99       $ 9.93        33,375
   01/01/2011 to 12/31/2011...........    $ 9.93       $ 9.98        22,374
   01/01/2012 to 12/31/2012...........    $ 9.98       $10.97        16,305
   01/01/2013 to 12/31/2013...........    $10.97       $13.97        17,153

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   01/01/2005 to 12/31/2005...........    $10.36       $10.40        10,329
   01/01/2006 to 12/31/2006...........    $10.40       $12.04        93,188
   01/01/2007 to 12/31/2007...........    $12.04       $11.75         1,435
   01/01/2008 to 12/31/2008...........    $11.75       $ 6.82         3,019
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 7.95        30,769
   01/01/2010 to 12/31/2010...........    $ 7.95       $ 8.75         7,343
   01/01/2011 to 12/31/2011...........    $ 8.75       $ 8.42         8,114
   01/01/2012 to 12/31/2012...........    $ 8.42       $ 9.47         7,885
   01/01/2013 to 12/31/2013...........    $ 9.47       $12.00         4,928
PROFUND VP MID-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $11.09         9,859
   01/01/2005 to 12/31/2005...........    $11.09       $12.02        20,099
   01/01/2006 to 12/31/2006...........    $12.02       $12.19        59,507
   01/01/2007 to 12/31/2007...........    $12.19       $13.28         2,910
   01/01/2008 to 12/31/2008...........    $13.28       $ 7.92         1,985
   01/01/2009 to 12/31/2009...........    $ 7.92       $10.68        22,320
   01/01/2010 to 12/31/2010...........    $10.68       $13.38        38,054
   01/01/2011 to 12/31/2011...........    $13.38       $12.66        24,773
   01/01/2012 to 12/31/2012...........    $12.66       $14.25        26,014
   01/01/2013 to 12/31/2013...........    $14.25       $18.13        23,946
PROFUND VP MID-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.17         3,507
   01/01/2005 to 12/31/2005...........    $12.17       $12.91        18,885
   01/01/2006 to 12/31/2006...........    $12.91       $14.14        14,300
   01/01/2007 to 12/31/2007...........    $14.14       $13.92         8,096
   01/01/2008 to 12/31/2008...........    $13.92       $ 8.64         4,943
   01/01/2009 to 12/31/2009...........    $ 8.64       $11.03        13,237
   01/01/2010 to 12/31/2010...........    $11.03       $12.95         7,585
   01/01/2011 to 12/31/2011...........    $12.95       $12.13        10,163
   01/01/2012 to 12/31/2012...........    $12.13       $13.79         7,475
   01/01/2013 to 12/31/2013...........    $13.79       $17.77         3,843
PROFUND VP NASDAQ-100
   01/01/2004 to 12/31/2004...........        --       $10.88        14,308
   01/01/2005 to 12/31/2005...........    $10.88       $10.63        31,610
   01/01/2006 to 12/31/2006...........    $10.63       $10.93         5,364
   01/01/2007 to 12/31/2007...........    $10.93       $12.53         2,957
   01/01/2008 to 12/31/2008...........    $12.53       $ 7.03           700
   01/01/2009 to 12/31/2009...........    $ 7.03       $10.42           550
   01/01/2010 to 12/31/2010...........    $10.42       $12.01        12,129
   01/01/2011 to 12/31/2011...........    $12.01       $11.88        12,612
   01/01/2012 to 12/31/2012...........    $11.88       $13.46        12,012
   01/01/2013 to 12/31/2013...........    $13.46       $17.63        11,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP OIL & GAS
   01/01/2004 to 12/31/2004...........        --       $13.76         6,676
   01/01/2005 to 12/31/2005...........    $13.76       $17.61        19,445
   01/01/2006 to 12/31/2006...........    $17.61       $20.72        25,195
   01/01/2007 to 12/31/2007...........    $20.72       $26.76        19,856
   01/01/2008 to 12/31/2008...........    $26.76       $16.45        15,962
   01/01/2009 to 12/31/2009...........    $16.45       $18.52        14,217
   01/01/2010 to 12/31/2010...........    $18.52       $21.27        52,404
   01/01/2011 to 12/31/2011...........    $21.27       $21.20         9,589
   01/01/2012 to 12/31/2012...........    $21.20       $21.27         8,354
   01/01/2013 to 12/31/2013...........    $21.27       $25.73         3,700
PROFUND VP PHARMACEUTICALS
   01/01/2005 to 12/31/2005...........    $ 9.41       $ 8.82           423
   01/01/2006 to 12/31/2006...........    $ 8.82       $ 9.65         1,329
   01/01/2007 to 12/31/2007...........    $ 9.65       $ 9.63         1,117
   01/01/2008 to 12/31/2008...........    $ 9.63       $ 7.55           211
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 8.61           926
   01/01/2010 to 12/31/2010...........    $ 8.61       $ 8.43         1,030
   01/01/2011 to 12/31/2011...........    $ 8.43       $ 9.55         5,100
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.42         4,281
   01/01/2013 to 12/31/2013...........    $10.42       $13.37         2,961
PROFUND VP PRECIOUS METALS
   01/01/2004 to 12/31/2004...........    $11.55       $10.14        11,671
   01/01/2005 to 12/31/2005...........    $10.14       $12.49        83,314
   01/01/2006 to 12/31/2006...........    $12.49       $13.08       158,151
   01/01/2007 to 12/31/2007...........    $13.08       $15.61       242,925
   01/01/2008 to 12/31/2008...........    $15.61       $10.54        56,540
   01/01/2009 to 12/31/2009...........    $10.54       $13.90        43,310
   01/01/2010 to 12/31/2010...........    $13.90       $18.02        94,493
   01/01/2011 to 12/31/2011...........    $18.02       $14.19        27,932
   01/01/2012 to 12/31/2012...........    $14.19       $11.83        25,607
   01/01/2013 to 12/31/2013...........    $11.83       $ 7.15        35,165
PROFUND VP REAL ESTATE
   01/01/2004 to 12/31/2004...........        --       $13.02         1,198
   01/01/2005 to 12/31/2005...........    $13.02       $13.55         5,880
   01/01/2006 to 12/31/2006...........    $13.55       $17.51        14,797
   01/01/2007 to 12/31/2007...........    $17.51       $13.72         8,814
   01/01/2008 to 12/31/2008...........    $13.72       $ 7.86         3,988
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 9.80         5,082
   01/01/2010 to 12/31/2010...........    $ 9.80       $11.91         3,179
   01/01/2011 to 12/31/2011...........    $11.91       $12.17         4,541
   01/01/2012 to 12/31/2012...........    $12.17       $13.90         6,816
   01/01/2013 to 12/31/2013...........    $13.90       $13.56         6,202

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   01/01/2004 to 12/31/2004...........        --       $ 8.28        14,108
   01/01/2005 to 12/31/2005...........    $ 8.28       $ 7.44        22,616
   01/01/2006 to 12/31/2006...........    $ 7.44       $ 7.99         7,674
   01/01/2007 to 12/31/2007...........    $ 7.99       $ 7.38         5,899
   01/01/2008 to 12/31/2008...........    $ 7.38       $ 4.46         3,052
   01/01/2009 to 12/31/2009...........    $ 4.46       $ 5.75        49,438
   01/01/2010 to 12/31/2010...........    $ 5.75       $ 4.71        12,644
   01/01/2011 to 12/31/2011...........    $ 4.71       $ 2.87         3,340
   01/01/2012 to 12/31/2012...........    $ 2.87       $ 2.60         1,728
   01/01/2013 to 12/31/2013...........    $ 2.60       $ 2.96        21,379
PROFUND VP SHORT NASDAQ-100
   01/01/2005 to 12/31/2005...........    $ 8.22       $ 8.08        53,239
   01/01/2006 to 12/31/2006...........    $ 8.08       $ 7.77        34,026
   01/01/2007 to 12/31/2007...........    $ 7.77       $ 6.70        19,119
   01/01/2008 to 12/31/2008...........    $ 6.70       $ 9.68         5,951
   01/01/2009 to 12/31/2009...........    $ 9.68       $ 5.60         9,995
   01/01/2010 to 12/31/2010...........    $ 5.60       $ 4.30         9,982
   01/01/2011 to 12/31/2011...........    $ 4.30       $ 3.76         3,270
   01/01/2012 to 12/31/2012...........    $ 3.76       $ 2.97             0
   01/01/2013 to 12/31/2013...........    $ 2.97       $ 2.05             0
PROFUND VP SMALL-CAP GROWTH
   01/01/2004 to 12/31/2004...........        --       $12.19        13,290
   01/01/2005 to 12/31/2005...........    $12.19       $12.78        54,202
   01/01/2006 to 12/31/2006...........    $12.78       $13.54        70,334
   01/01/2007 to 12/31/2007...........    $13.54       $13.73         4,513
   01/01/2008 to 12/31/2008...........    $13.73       $ 8.83           932
   01/01/2009 to 12/31/2009...........    $ 8.83       $10.87        23,678
   01/01/2010 to 12/31/2010...........    $10.87       $13.32        18,669
   01/01/2011 to 12/31/2011...........    $13.32       $13.15        12,575
   01/01/2012 to 12/31/2012...........    $13.15       $14.43         9,824
   01/01/2013 to 12/31/2013...........    $14.43       $19.75        13,599
PROFUND VP SMALL-CAP VALUE
   01/01/2004 to 12/31/2004...........        --       $12.49         6,158
   01/01/2005 to 12/31/2005...........    $12.49       $12.66         9,865
   01/01/2006 to 12/31/2006...........    $12.66       $14.50        12,677
   01/01/2007 to 12/31/2007...........    $14.50       $13.11         2,605
   01/01/2008 to 12/31/2008...........    $13.11       $ 8.86           297
   01/01/2009 to 12/31/2009...........    $ 8.86       $10.40        17,985
   01/01/2010 to 12/31/2010...........    $10.40       $12.39         4,221
   01/01/2011 to 12/31/2011...........    $12.39       $11.58         2,240
   01/01/2012 to 12/31/2012...........    $11.58       $13.12         3,305
   01/01/2013 to 12/31/2013...........    $13.12       $17.61         4,157

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TELECOMMUNICATIONS
   01/01/2004 to 12/31/2004...........        --       $12.50         2,691
   01/01/2005 to 12/31/2005...........    $12.50       $11.38         1,384
   01/01/2006 to 12/31/2006...........    $11.38       $14.89         3,030
   01/01/2007 to 12/31/2007...........    $14.89       $15.74         6,177
   01/01/2008 to 12/31/2008...........    $15.74       $10.06         5,110
   01/01/2009 to 12/31/2009...........    $10.06       $10.53         2,446
   01/01/2010 to 12/31/2010...........    $10.53       $11.88         5,999
   01/01/2011 to 12/31/2011...........    $11.88       $11.80         6,682
   01/01/2012 to 12/31/2012...........    $11.80       $13.40         6,265
   01/01/2013 to 12/31/2013...........    $13.40       $14.64         9,745
PROFUND VP U.S. GOVERNMENT PLUS
   01/01/2005 to 12/31/2005...........    $10.77       $11.44        12,519
   01/01/2006 to 12/31/2006...........    $11.44       $10.65         3,779
   01/01/2007 to 12/31/2007...........    $10.65       $11.43         5,142
   01/01/2008 to 12/31/2008...........    $11.43       $16.69        23,839
   01/01/2009 to 12/31/2009...........    $16.69       $10.97         6,677
   01/01/2010 to 12/31/2010...........    $10.97       $11.77         3,004
   01/01/2011 to 12/31/2011...........    $11.77       $16.47         4,138
   01/01/2012 to 12/31/2012...........    $16.47       $16.22         2,041
   01/01/2013 to 12/31/2013...........    $16.22       $12.79         2,161
PROFUND VP ULTRAMID-CAP
   01/01/2004 to 12/31/2004...........        --       $13.81        14,660
   01/01/2005 to 12/31/2005...........    $13.81       $15.88        30,049
   01/01/2006 to 12/31/2006...........    $15.88       $17.13        36,114
   01/01/2007 to 12/31/2007...........    $17.13       $17.70        14,601
   01/01/2008 to 12/31/2008...........    $17.70       $ 5.61         8,205
   01/01/2009 to 12/31/2009...........    $ 5.61       $ 9.07        35,399
   01/01/2010 to 12/31/2010...........    $ 9.07       $13.23        16,371
   01/01/2011 to 12/31/2011...........    $13.23       $11.14        10,529
   01/01/2012 to 12/31/2012...........    $11.14       $14.39         7,518
   01/01/2013 to 12/31/2013...........    $14.39       $23.94         4,656
PROFUND VP UTILITIES
   01/01/2004 to 12/31/2004...........        --       $12.47           573
   01/01/2005 to 12/31/2005...........    $12.47       $13.75         2,505
   01/01/2006 to 12/31/2006...........    $13.75       $15.98         5,228
   01/01/2007 to 12/31/2007...........    $15.98       $18.04         5,771
   01/01/2008 to 12/31/2008...........    $18.04       $12.19         6,190
   01/01/2009 to 12/31/2009...........    $12.19       $13.16         4,542
   01/01/2010 to 12/31/2010...........    $13.16       $13.60         8,246
   01/01/2011 to 12/31/2011...........    $13.60       $15.58        13,450
   01/01/2012 to 12/31/2012...........    $15.58       $15.21         8,948
   01/01/2013 to 12/31/2013...........    $15.21       $16.80         9,855

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.52           806
   01/01/2005 to 12/31/2005...........    $10.52       $11.94         6,051
   01/01/2006 to 12/31/2006...........    $11.94       $14.09         6,394
   01/01/2007 to 12/31/2007...........    $14.09       $16.43        14,466
   01/01/2008 to 12/31/2008...........    $16.43       $ 7.96         7,302
   01/01/2009 to 12/31/2009...........    $ 7.96       $10.64         6,712
   01/01/2010 to 12/31/2010...........    $10.64       $11.83         2,388
   01/01/2011 to 12/31/2011...........    $11.83       $ 9.82         2,204
   01/01/2012 to 12/31/2012...........    $ 9.82       $11.71           667
   01/01/2013 to 12/31/2013...........    $11.71       $13.58         1,270
S&P TARGET 24 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.68         2,359
   01/01/2005 to 12/31/2005...........    $10.68       $10.85        10,961
   01/01/2006 to 12/31/2006...........    $10.85       $10.89         6,867
   01/01/2007 to 12/31/2007...........    $10.89       $11.06         3,468
   01/01/2008 to 12/31/2008...........    $11.06       $ 7.77         5,216
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 8.62         3,879
   01/01/2010 to 12/31/2010...........    $ 8.62       $10.03         7,969
   01/01/2011 to 12/31/2011...........    $10.03       $10.61         3,451
   01/01/2012 to 12/31/2012...........    $10.61       $11.33         6,097
   01/01/2013 to 12/31/2013...........    $11.33       $15.70         3,527
TARGET MANAGED VIP PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $11.26        23,730
   01/01/2005 to 12/31/2005...........    $11.26       $11.77        82,099
   01/01/2006 to 12/31/2006...........    $11.77       $12.80        79,537
   01/01/2007 to 12/31/2007...........    $12.80       $13.66        64,265
   01/01/2008 to 12/31/2008...........    $13.66       $ 7.35        43,206
   01/01/2009 to 12/31/2009...........    $ 7.35       $ 8.10        40,828
   01/01/2010 to 12/31/2010...........    $ 8.10       $ 9.40        33,585
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 9.02        31,473
   01/01/2012 to 12/31/2012...........    $ 9.02       $ 9.93        15,984
   01/01/2013 to 12/31/2013...........    $ 9.93       $13.15        12,449
THE DOW DART 10 PORTFOLIO
   01/01/2004 to 12/31/2004...........        --       $10.42           105
   01/01/2005 to 12/31/2005...........    $10.42       $ 9.83           487
   01/01/2006 to 12/31/2006...........    $ 9.83       $12.04         4,269
   01/01/2007 to 12/31/2007...........    $12.04       $11.82         1,036
   01/01/2008 to 12/31/2008...........    $11.82       $ 8.24           955
   01/01/2009 to 12/31/2009...........    $ 8.24       $ 9.15           119
   01/01/2010 to 12/31/2010...........    $ 9.15       $10.42           332
   01/01/2011 to 12/31/2011...........    $10.42       $10.94            37
   01/01/2012 to 12/31/2012...........    $10.94       $11.81            32
   01/01/2013 to 12/31/2013...........    $11.81       $15.07            82

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.70        53,405
   01/01/2006 to 12/31/2006...........    $ 9.70       $11.18        59,685
   01/01/2007 to 12/31/2007...........    $11.18       $11.02        39,900
   01/01/2008 to 12/31/2008...........    $11.02       $ 6.39        38,235
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 7.11        30,620
   01/01/2010 to 12/31/2010...........    $ 7.11       $ 8.07        28,804
   01/01/2011 to 12/31/2011...........    $ 8.07       $ 8.34        35,484
   01/01/2012 to 12/31/2012...........    $ 8.34       $ 8.59        13,377
   01/01/2013 to 12/31/2013...........    $ 8.59       $10.73         9,778
VALUE LINE TARGET 25 PORTFOLIO
   06/30/2008* to 12/31/2008..........    $ 9.89       $ 4.53             0
   01/01/2009 to 12/31/2009...........    $ 4.53       $ 4.73             0
   01/01/2010 to 12/31/2010...........    $ 4.73       $ 6.01             0
   01/01/2011 to 12/31/2011...........    $ 6.01       $ 4.42             0
   01/01/2012 to 12/31/2012...........    $ 4.42       $ 5.23             0
   01/01/2013 to 12/31/2013...........    $ 5.23       $ 6.69             0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   01/01/2004 to 12/31/2004...........        --       $11.61            13
   01/01/2005 to 12/31/2005...........    $11.61       $11.93            51
   01/01/2006 to 12/31/2006...........    $11.93       $13.79         3,491
   01/01/2007 to 12/31/2007...........    $13.79       $13.82         4,173
   01/01/2008 to 12/31/2008...........    $13.82       $ 8.56         4,102
   01/01/2009 to 12/31/2009...........    $ 8.56       $ 9.75         2,734
   01/01/2010 to 07/16/2010...........    $ 9.75       $ 9.33             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.49       $13.84         3,301
   01/01/2011 to 12/31/2011...........    $13.84       $11.77         2,313
   01/01/2012 to 12/31/2012...........    $11.77       $13.04         1,842
   01/01/2013 to 12/31/2013...........    $13.04       $15.25           740

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 9.33       $10.82         2,574
   01/01/2011 to 12/31/2011...........    $10.82       $10.33         2,608
   01/01/2012 to 12/31/2012...........    $10.33       $12.03         2,604
   01/01/2013 to 12/31/2013...........    $12.03       $15.28         2,861
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.55       $14.51        15,512
   01/01/2011 to 12/31/2011...........    $14.51       $13.39        12,341
   01/01/2012 to 12/31/2012...........    $13.39       $15.77        14,988
   01/01/2013 to 12/31/2013...........    $15.77       $21.56        13,040
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.20         5,133
   01/01/2011 to 12/31/2011...........    $12.20       $11.38         2,244
   01/01/2012 to 12/31/2012...........    $11.38       $11.99         1,265
   01/01/2013 to 12/31/2013...........    $11.99       $17.61         1,394

* Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008 60

                          BPS AND HAV 40 BPS (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/01/2009 to 12/31/2009...........    $ 9.85       $12.11             0
   01/01/2010 to 12/31/2010...........    $12.11       $13.72             0
   01/01/2011 to 12/31/2011...........    $13.72       $13.72             0
   01/01/2012 to 12/31/2012...........    $13.72       $15.24             0
   01/01/2013 to 12/31/2013...........    $15.24       $16.32             0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.66       $ 9.30       159,301
   01/01/2010 to 12/31/2010...........    $ 9.30       $10.14       212,391
   01/01/2011 to 12/31/2011...........    $10.14       $ 9.61       105,066
   01/01/2012 to 12/31/2012...........    $ 9.61       $10.53       134,457
   01/01/2013 to 12/31/2013...........    $10.53       $11.27        66,527
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.68       $ 9.46       108,658
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.47       131,942
   01/01/2011 to 12/31/2011...........    $10.47       $10.21        48,552
   01/01/2012 to 12/31/2012...........    $10.21       $11.29        57,706
   01/01/2013 to 12/31/2013...........    $11.29       $12.82        25,222
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.70       $ 8.26        53,149
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.15        55,133
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 9.23        13,061
   01/01/2012 to 05/04/2012...........    $ 9.23       $ 9.99             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.97       $ 9.54       676,115
   01/01/2010 to 12/31/2010...........    $ 9.54       $10.43       803,521
   01/01/2011 to 12/31/2011...........    $10.43       $10.03       368,297
   01/01/2012 to 12/31/2012...........    $10.03       $10.98       447,452
   01/01/2013 to 12/31/2013...........    $10.98       $12.58       326,622

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.10         6,280
   01/01/2012 to 12/31/2012...........    $ 9.10       $ 9.92        23,922
   01/01/2013 to 12/31/2013...........    $ 9.92       $10.70        18,253
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.43             0
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009...........    $ 9.96       $ 9.95             0
   01/01/2010 to 12/31/2010...........    $ 9.95       $10.59             0
   01/01/2011 to 12/31/2011...........    $10.59       $10.97             0
   01/01/2012 to 12/31/2012...........    $10.97       $11.01             0
   01/01/2013 to 12/31/2013...........    $11.01       $10.68             0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009...........    $ 9.94       $ 9.57         5,603
   01/01/2010 to 12/31/2010...........    $ 9.57       $10.30       156,943
   01/01/2011 to 12/31/2011...........    $10.30       $11.00       575,620
   01/01/2012 to 12/31/2012...........    $11.00       $11.15       307,580
   01/01/2013 to 12/31/2013...........    $11.15       $10.78        65,976
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.67       310,356
   01/01/2011 to 12/31/2011...........    $10.67       $11.57       645,073
   01/01/2012 to 12/31/2012...........    $11.57       $11.84       401,438
   01/01/2013 to 12/31/2013...........    $11.84       $11.29       152,935
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009...........    $ 9.92       $ 9.64             0
   01/01/2010 to 12/31/2010...........    $ 9.64       $10.43             0
   01/01/2011 to 12/31/2011...........    $10.43       $11.53       794,107
   01/01/2012 to 12/31/2012...........    $11.53       $11.87       526,285
   01/01/2013 to 12/31/2013...........    $11.87       $11.19       279,656
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009...........    $ 9.91       $ 9.54             0
   01/01/2010 to 12/31/2010...........    $ 9.54       $10.34         6,929
   01/01/2011 to 12/31/2011...........    $10.34       $11.67             0
   01/01/2012 to 12/31/2012...........    $11.67       $12.03       305,082
   01/01/2013 to 12/31/2013...........    $12.03       $11.15       288,796

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009...........    $ 9.88       $ 9.21              0
   01/01/2010 to 12/31/2010...........    $ 9.21       $10.03        100,282
   01/01/2011 to 12/31/2011...........    $10.03       $11.59          8,944
   01/01/2012 to 12/31/2012...........    $11.59       $12.00          7,256
   01/01/2013 to 12/31/2013...........    $12.00       $10.92        685,862
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.91         64,449
   01/01/2011 to 12/31/2011...........    $10.91       $12.78        706,219
   01/01/2012 to 12/31/2012...........    $12.78       $13.29        323,557
   01/01/2013 to 12/31/2013...........    $13.29       $12.03         15,261
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.92        329,141
   01/01/2012 to 12/31/2012...........    $11.92       $12.28        414,448
   01/01/2013 to 12/31/2013...........    $12.28       $10.79         45,625
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.31        155,312
   01/01/2013 to 12/31/2013...........    $10.31       $ 9.01      1,001,752
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.67        405,665
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.48       $ 9.13        708,219
   01/01/2010 to 12/31/2010...........    $ 9.13       $10.08        749,579
   01/01/2011 to 12/31/2011...........    $10.08       $ 9.58        281,330
   01/01/2012 to 12/31/2012...........    $ 9.58       $10.60        358,749
   01/01/2013 to 12/31/2013...........    $10.60       $12.66        307,488
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.56              0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.68       $10.04         39,209
   01/01/2010 to 12/31/2010...........    $10.04       $12.58         51,647
   01/01/2011 to 12/31/2011...........    $12.58       $13.05         12,690
   01/01/2012 to 12/31/2012...........    $13.05       $14.65         15,675
   01/01/2013 to 12/31/2013...........    $14.65       $14.71         10,375

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.62             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.01       $ 9.09        19,394
   01/01/2010 to 12/31/2010...........    $ 9.09       $11.73        35,005
   01/01/2011 to 12/31/2011...........    $11.73       $ 9.92        19,569
   01/01/2012 to 12/31/2012...........    $ 9.92       $11.60        17,162
   01/01/2013 to 12/31/2013...........    $11.60       $15.89        14,881
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.02       $ 8.35        30,995
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 9.22        58,869
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.75        19,800
   01/01/2012 to 12/31/2012...........    $ 8.75       $ 9.68        22,329
   01/01/2013 to 12/31/2013...........    $ 9.68       $11.23        25,652
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.97       $ 8.53       137,785
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 9.49       188,595
   01/01/2011 to 12/31/2011...........    $ 9.49       $ 9.10        91,985
   01/01/2012 to 12/31/2012...........    $ 9.10       $ 9.80       102,678
   01/01/2013 to 12/31/2013...........    $ 9.80       $10.95        41,823
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.67       120,659
   01/01/2013 to 12/31/2013...........    $10.67       $12.93        69,377
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.74             0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.68       $ 8.00        45,530
   01/01/2010 to 12/31/2010...........    $ 8.00       $ 9.37        52,578
   01/01/2011 to 12/31/2011...........    $ 9.37       $ 8.66        13,704
   01/01/2012 to 12/31/2012...........    $ 8.66       $10.69        16,463
   01/01/2013 to 12/31/2013...........    $10.69       $10.86         8,942
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.42       $10.72        11,362
   01/01/2010 to 12/31/2010...........    $10.72       $11.51        26,337
   01/01/2011 to 12/31/2011...........    $11.51       $10.76         8,661
   01/01/2012 to 12/31/2012...........    $10.76       $12.55         9,618
   01/01/2013 to 12/31/2013...........    $12.55       $15.85         6,547

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.64       $ 7.97         6,997
   01/01/2010 to 12/31/2010...........    $ 7.97       $ 8.76        13,269
   01/01/2011 to 12/31/2011...........    $ 8.76       $ 8.05         4,169
   01/01/2012 to 12/31/2012...........    $ 8.05       $ 9.38         4,513
   01/01/2013 to 12/31/2013...........    $ 9.38       $12.20         2,530
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.32       $11.11        17,908
   01/01/2010 to 12/31/2010...........    $11.11       $12.96        39,965
   01/01/2011 to 12/31/2011...........    $12.96       $12.25        10,818
   01/01/2012 to 12/31/2012...........    $12.25       $14.26        13,842
   01/01/2013 to 12/31/2013...........    $14.26       $18.35        17,574
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.64       $ 9.00        91,733
   01/01/2010 to 12/31/2010...........    $ 9.00       $ 9.78       111,962
   01/01/2011 to 12/31/2011...........    $ 9.78       $ 9.47        37,760
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.16        41,636
   01/01/2013 to 12/31/2013...........    $10.16       $10.86        29,512
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.62       $ 9.73         7,376
   01/01/2010 to 12/31/2010...........    $ 9.73       $12.01        32,918
   01/01/2011 to 12/31/2011...........    $12.01       $11.84        10,130
   01/01/2012 to 12/31/2012...........    $11.84       $13.34        12,406
   01/01/2013 to 12/31/2013...........    $13.34       $18.03         9,636
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.93       $ 8.71        23,375
   01/01/2010 to 12/31/2010...........    $ 8.71       $ 9.54        49,989
   01/01/2011 to 12/31/2011...........    $ 9.54       $ 9.24        18,206
   01/01/2012 to 12/31/2012...........    $ 9.24       $10.20        15,220
   01/01/2013 to 12/31/2013...........    $10.20       $13.37         1,249
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.05       $10.02        34,468
   01/01/2010 to 12/31/2010...........    $10.02       $11.07        56,851
   01/01/2011 to 12/31/2011...........    $11.07       $11.12        18,231
   01/01/2012 to 12/31/2012...........    $11.12       $12.33        31,773
   01/01/2013 to 12/31/2013...........    $12.33       $12.86        11,852

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.48       $ 9.75        27,547
   01/01/2010 to 12/31/2010...........    $ 9.75       $10.86        42,682
   01/01/2011 to 12/31/2011...........    $10.86       $ 9.21        14,523
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.79        13,807
   01/01/2013 to 12/31/2013...........    $10.79       $12.51        28,143
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.11       $10.46        44,606
   01/01/2010 to 12/31/2010...........    $10.46       $11.31        49,149
   01/01/2011 to 12/31/2011...........    $11.31       $ 9.63        11,615
   01/01/2012 to 12/31/2012...........    $ 9.63       $10.94        25,404
   01/01/2013 to 12/31/2013...........    $10.94       $12.72        12,457
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.97       $ 8.47       147,100
   01/01/2010 to 12/31/2010...........    $ 8.47       $ 9.38       204,130
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.08        79,044
   01/01/2012 to 12/31/2012...........    $ 9.08       $10.04        86,248
   01/01/2013 to 12/31/2013...........    $10.04       $11.36        52,088
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.60       $10.15         9,545
   01/01/2010 to 12/31/2010...........    $10.15       $10.59        37,715
   01/01/2011 to 12/31/2011...........    $10.59       $ 9.37        12,895
   01/01/2012 to 12/31/2012...........    $ 9.37       $11.12        15,160
   01/01/2013 to 12/31/2013...........    $11.12       $12.49         9,996
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.35       $10.77        81,132
   01/01/2010 to 12/31/2010...........    $10.77       $11.26        55,706
   01/01/2011 to 12/31/2011...........    $11.26       $10.99        32,627
   01/01/2012 to 12/31/2012...........    $10.99       $11.84        45,485
   01/01/2013 to 12/31/2013...........    $11.84       $12.80        26,599
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28             0
   01/01/2010 to 12/31/2010...........    $10.28       $11.14         5,980
   01/01/2011 to 12/31/2011...........    $11.14       $10.91         1,722
   01/01/2012 to 12/31/2012...........    $10.91       $12.24         2,198
   01/01/2013 to 12/31/2013...........    $12.24       $16.26           777

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29             0
   01/01/2010 to 12/31/2010...........    $10.29       $11.39         6,807
   01/01/2011 to 12/31/2011...........    $11.39       $10.44           549
   01/01/2012 to 12/31/2012...........    $10.44       $11.50           554
   01/01/2013 to 12/31/2013...........    $11.50       $14.72            11
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.99       $ 7.55        12,659
   01/01/2010 to 12/31/2010...........    $ 7.55       $ 8.32         4,760
   01/01/2011 to 12/31/2011...........    $ 8.32       $ 7.76         3,241
   01/01/2012 to 12/31/2012...........    $ 7.76       $ 8.83        12,829
   01/01/2013 to 12/31/2013...........    $ 8.83       $12.02        34,651
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.91       $ 8.75        37,494
   01/01/2010 to 12/31/2010...........    $ 8.75       $10.20        63,578
   01/01/2011 to 12/31/2011...........    $10.20       $ 9.84        22,561
   01/01/2012 to 12/31/2012...........    $ 9.84       $10.76        21,520
   01/01/2013 to 12/31/2013...........    $10.76       $14.30         4,048
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.89       $10.66        27,186
   01/01/2010 to 12/31/2010...........    $10.66       $11.77        21,065
   01/01/2011 to 12/31/2011...........    $11.77       $12.63        24,541
   01/01/2012 to 12/31/2012...........    $12.63       $13.02        18,227
   01/01/2013 to 12/31/2013...........    $13.02       $12.42        10,377
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.33       $11.01         6,858
   01/01/2010 to 12/31/2010...........    $11.01       $12.01        12,938
   01/01/2011 to 12/31/2011...........    $12.01       $11.33         5,269
   01/01/2012 to 12/31/2012...........    $11.33       $13.57         3,362
   01/01/2013 to 12/31/2013...........    $13.57       $16.87         2,723
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.93       $ 9.58         7,736
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.51         8,723
   01/01/2011 to 12/31/2011...........    $10.51       $10.18         3,745
   01/01/2012 to 12/31/2012...........    $10.18       $11.60        12,102
   01/01/2013 to 12/31/2013...........    $11.60       $15.44        16,542

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.16             0
   01/01/2013 to 12/31/2013...........    $10.16       $13.30             0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.05       $ 9.30         8,401
   01/01/2010 to 12/31/2010...........    $ 9.30       $11.19        30,309
   01/01/2011 to 12/31/2011...........    $11.19       $10.52        11,640
   01/01/2012 to 12/31/2012...........    $10.52       $12.13        14,025
   01/01/2013 to 12/31/2013...........    $12.13       $15.63        20,604
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.32       $10.14       186,292
   01/01/2010 to 12/31/2010...........    $10.14       $ 9.88        56,299
   01/01/2011 to 12/31/2011...........    $ 9.88       $ 9.62        49,295
   01/01/2012 to 12/31/2012...........    $ 9.62       $ 9.36        40,412
   01/01/2013 to 12/31/2013...........    $ 9.36       $ 9.11        11,715
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.67       $ 8.99        13,800
   01/01/2010 to 12/31/2010...........    $ 8.99       $10.81        36,557
   01/01/2011 to 12/31/2011...........    $10.81       $10.26        11,055
   01/01/2012 to 12/31/2012...........    $10.26       $11.70        14,944
   01/01/2013 to 12/31/2013...........    $11.70       $16.17         7,481
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.05             0
   01/01/2012 to 12/31/2012...........    $10.05       $10.26           780
   01/01/2013 to 12/31/2013...........    $10.26       $ 9.71           420
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.41       $10.38         8,686
   01/01/2010 to 12/31/2010...........    $10.38       $13.00        18,742
   01/01/2011 to 12/31/2011...........    $13.00       $12.87         5,978
   01/01/2012 to 12/31/2012...........    $12.87       $14.08        12,258
   01/01/2013 to 12/31/2013...........    $14.08       $18.17         4,962
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.84       $ 8.27         9,909
   01/01/2010 to 12/31/2010...........    $ 8.27       $ 9.69        15,269
   01/01/2011 to 04/29/2011...........    $ 9.69       $10.83             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.25        10,230
   01/01/2013 to 12/31/2013...........    $10.25       $11.87         7,334

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.14       $ 8.99        15,797
   01/01/2010 to 12/31/2010...........    $ 8.99       $10.71        34,990
   01/01/2011 to 12/31/2011...........    $10.71       $ 8.31        11,571
   01/01/2012 to 12/31/2012...........    $ 8.31       $ 9.54        15,406
   01/01/2013 to 12/31/2013...........    $ 9.54       $ 9.31         3,091
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.59       $11.07        27,342
   01/01/2010 to 12/31/2010...........    $11.07       $11.20        33,522
   01/01/2011 to 12/31/2011...........    $11.20       $11.14        14,026
   01/01/2012 to 12/31/2012...........    $11.14       $11.36         8,601
   01/01/2013 to 12/31/2013...........    $11.36       $10.82         4,268
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $10.49       $11.57       100,899
   01/01/2010 to 12/31/2010...........    $11.57       $12.13       259,444
   01/01/2011 to 12/31/2011...........    $12.13       $12.18        94,206
   01/01/2012 to 12/31/2012...........    $12.18       $12.97        96,756
   01/01/2013 to 12/31/2013...........    $12.97       $12.39        59,772
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.86       $10.22       159,770
   01/01/2010 to 12/31/2010...........    $10.22       $11.00       172,519
   01/01/2011 to 12/31/2011...........    $11.00       $10.81        76,467
   01/01/2012 to 12/31/2012...........    $10.81       $11.62        85,882
   01/01/2013 to 12/31/2013...........    $11.62       $12.35        28,140
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.05             0
   01/01/2012 to 12/31/2012...........    $10.05       $10.48           623
   01/01/2013 to 12/31/2013...........    $10.48       $ 9.97           925
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.58       $ 7.98       350,219
   01/01/2010 to 12/31/2010...........    $ 7.98       $ 9.25       333,228
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.44       126,388
   01/01/2012 to 12/31/2012...........    $ 8.44       $ 9.28       162,969
   01/01/2013 to 12/31/2013...........    $ 9.28       $10.57        77,591

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.28       $ 7.95           440
   01/01/2010 to 12/31/2010...........    $ 7.95       $ 8.90         3,799
   01/01/2011 to 12/31/2011...........    $ 8.90       $ 8.97         1,298
   01/01/2012 to 12/31/2012...........    $ 8.97       $10.37         2,513
   01/01/2013 to 12/31/2013...........    $10.37       $13.37         1,248
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.84             0
   01/01/2012 to 12/31/2012...........    $ 8.84       $ 9.74             0
   01/01/2013 to 12/31/2013...........    $ 9.74       $11.60             0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.17       $ 8.49       138,328
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.25       113,621
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 8.85        45,096
   01/01/2012 to 12/31/2012...........    $ 8.85       $ 9.50        48,074
   01/01/2013 to 12/31/2013...........    $ 9.50       $10.39        22,804
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.32       $ 8.95        77,197
   01/01/2010 to 12/31/2010...........    $ 8.95       $ 9.96       101,506
   01/01/2011 to 12/31/2011...........    $ 9.96       $ 9.47        41,550
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.68        44,657
   01/01/2013 to 12/31/2013...........    $10.68       $12.28        20,811
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.98       $ 9.76       101,532
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.62       180,063
   01/01/2011 to 12/31/2011...........    $10.62       $ 9.99        67,956
   01/01/2012 to 12/31/2012...........    $ 9.99       $10.81        77,240
   01/01/2013 to 12/31/2013...........    $10.81       $12.04        35,159
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.46       $ 9.76         4,989
   01/01/2010 to 12/31/2010...........    $ 9.76       $12.96         8,672
   01/01/2011 to 12/31/2011...........    $12.96       $12.49         3,795
   01/01/2012 to 12/31/2012...........    $12.49       $13.64         9,240
   01/01/2013 to 12/31/2013...........    $13.64       $17.95        10,329

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.42       $ 9.59        57,584
   01/01/2010 to 12/31/2010...........    $ 9.59       $11.76        57,699
   01/01/2011 to 12/31/2011...........    $11.76       $10.77        18,951
   01/01/2012 to 12/31/2012...........    $10.77       $12.38        25,564
   01/01/2013 to 12/31/2013...........    $12.38       $16.57        26,533
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.41       $10.14       110,706
   01/01/2010 to 12/31/2010...........    $10.14       $11.01       148,995
   01/01/2011 to 12/31/2011...........    $11.01       $10.93        63,515
   01/01/2012 to 12/31/2012...........    $10.93       $12.08        75,183
   01/01/2013 to 12/31/2013...........    $12.08       $13.74        37,483
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.07       $ 7.73        14,808
   01/01/2010 to 12/31/2010...........    $ 7.73       $ 8.52        17,597
   01/01/2011 to 12/31/2011...........    $ 8.52       $ 8.16         8,102
   01/01/2012 to 12/31/2012...........    $ 8.16       $ 9.32        19,482
   01/01/2013 to 12/31/2013...........    $ 9.32       $11.76        24,827
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.57       $11.25        13,227
   01/01/2010 to 12/31/2010...........    $11.25       $12.68        16,377
   01/01/2011 to 12/31/2011...........    $12.68       $12.14         5,215
   01/01/2012 to 12/31/2012...........    $12.14       $13.89         7,212
   01/01/2013 to 12/31/2013...........    $13.89       $19.48        20,350
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.56       $12.71        61,248
   01/01/2010 to 12/31/2010...........    $12.71       $14.91        92,333
   01/01/2011 to 12/31/2011...........    $14.91       $12.35        29,413
   01/01/2012 to 12/31/2012...........    $12.35       $12.45        34,645
   01/01/2013 to 12/31/2013...........    $12.45       $13.99        20,962
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.71       $10.73        31,524
   01/01/2010 to 12/31/2010...........    $10.73       $11.04        39,047
   01/01/2011 to 12/31/2011...........    $11.04       $11.19        17,715
   01/01/2012 to 12/31/2012...........    $11.19       $11.46        17,456
   01/01/2013 to 12/31/2013...........    $11.46       $10.74         6,107

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.67       $ 8.42        36,911
   01/01/2010 to 12/31/2010...........    $ 8.42       $ 9.40        54,929
   01/01/2011 to 12/31/2011...........    $ 9.40       $ 8.83        15,323
   01/01/2012 to 12/31/2012...........    $ 8.83       $ 9.55        21,695
   01/01/2013 to 12/31/2013...........    $ 9.55       $11.20        19,797
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 9.32       $ 9.99        50,536
   01/01/2010 to 12/31/2010...........    $ 9.99       $10.49        80,747
   01/01/2011 to 12/31/2011...........    $10.49       $10.83        33,098
   01/01/2012 to 12/31/2012...........    $10.83       $11.37        41,891
   01/01/2013 to 12/31/2013...........    $11.37       $10.90        64,111
EVERGREEN VA GROWTH FUND
   05/01/2009 to 12/31/2009...........    $ 8.26       $10.35             0
   01/01/2010 to 07/16/2010...........    $10.35       $10.08             0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009...........    $ 7.46       $ 9.41         2,694
   01/01/2010 to 07/16/2010...........    $ 9.41       $ 8.89             0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009...........    $ 9.09       $11.76         1,366
   01/01/2010 to 07/16/2010...........    $11.76       $10.93             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.33       $ 6.98           214
   01/01/2010 to 12/31/2010...........    $ 6.98       $ 8.08           376
   01/01/2011 to 12/31/2011...........    $ 8.08       $ 7.01            79
   01/01/2012 to 12/31/2012...........    $ 7.01       $ 7.77             0
   01/01/2013 to 12/31/2013...........    $ 7.77       $ 9.91             0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009...........    $ 6.59       $ 8.35       206,785
   01/01/2010 to 12/31/2010...........    $ 8.35       $ 8.97       267,746
   01/01/2011 to 12/31/2011...........    $ 8.97       $ 8.58       115,073
   01/01/2012 to 09/21/2012...........    $ 8.58       $ 9.54             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 8.61       $12.35         9,823
   01/01/2010 to 12/31/2010...........    $12.35       $13.19         9,210
   01/01/2011 to 12/31/2011...........    $13.19       $11.88         2,325
   01/01/2012 to 12/31/2012...........    $11.88       $14.50         4,266
   01/01/2013 to 12/31/2013...........    $14.50       $16.14         2,145

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.11          821
   01/01/2012 to 04/27/2012...........    $ 8.11       $ 9.17            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.06          392
   01/01/2012 to 12/31/2012...........    $ 9.06       $10.47          544
   01/01/2013 to 12/31/2013...........    $10.47       $13.36          311
INVESCO V.I. DYNAMICS FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 7.18       $ 9.37          964
   01/01/2010 to 12/31/2010...........    $ 9.37       $11.29        1,855
   01/01/2011 to 04/29/2011...........    $11.29       $12.53            0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 3.21       $ 4.48        1,270
   01/01/2010 to 12/31/2010...........    $ 4.48       $ 4.81        2,100
   01/01/2011 to 04/29/2011...........    $ 4.81       $ 5.06            0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 8.36       $10.67        1,728
   01/01/2010 to 12/31/2010...........    $10.67       $10.94        1,668
   01/01/2011 to 12/31/2011...........    $10.94       $11.07          716
   01/01/2012 to 12/31/2012...........    $11.07       $13.03          948
   01/01/2013 to 12/31/2013...........    $13.03       $17.82          634
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.70        1,134
   01/01/2013 to 12/31/2013...........    $ 9.70       $12.94           91
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   05/01/2009 to 12/31/2009...........    $ 7.51       $ 9.92            0
   01/01/2010 to 12/31/2010...........    $ 9.92       $11.72            0
   01/01/2011 to 12/31/2011...........    $11.72       $10.83            0
   01/01/2012 to 12/31/2012...........    $10.83       $11.73            0
   01/01/2013 to 12/31/2013...........    $11.73       $14.30            0
NASDAQ TARGET 15 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.36       $ 7.37            0
   01/01/2010 to 12/31/2010...........    $ 7.37       $ 9.35            0
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 9.22            0
   01/01/2012 to 12/31/2012...........    $ 9.22       $10.14            0
   01/01/2013 to 12/31/2013...........    $10.14       $14.70            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NVIT DEVELOPING MARKETS FUND
   05/01/2009 to 12/31/2009...........    $ 9.93       $14.18        40,036
   01/01/2010 to 12/31/2010...........    $14.18       $16.03        36,238
   01/01/2011 to 12/31/2011...........    $16.03       $12.11         7,991
   01/01/2012 to 12/31/2012...........    $12.11       $13.77        23,728
   01/01/2013 to 12/31/2013...........    $13.77       $13.41         8,249
PROFUND VP ASIA 30
   05/01/2009 to 12/31/2009...........    $11.40       $15.60             0
   01/01/2010 to 12/31/2010...........    $15.60       $17.29             0
   01/01/2011 to 12/31/2011...........    $17.29       $12.29             0
   01/01/2012 to 12/31/2012...........    $12.29       $13.82             0
   01/01/2013 to 12/31/2013...........    $13.82       $15.46             0
PROFUND VP BANKS
   05/01/2009 to 12/31/2009...........    $ 3.04       $ 3.88             0
   01/01/2010 to 12/31/2010...........    $ 3.88       $ 4.09             0
   01/01/2011 to 12/31/2011...........    $ 4.09       $ 2.92             0
   01/01/2012 to 12/31/2012...........    $ 2.92       $ 3.79             0
   01/01/2013 to 12/31/2013...........    $ 3.79       $ 4.92             0
PROFUND VP BASIC MATERIALS
   05/01/2009 to 12/31/2009...........    $ 7.24       $10.16        12,634
   01/01/2010 to 12/31/2010...........    $10.16       $12.83         8,573
   01/01/2011 to 12/31/2011...........    $12.83       $10.47         2,409
   01/01/2012 to 12/31/2012...........    $10.47       $11.06         3,899
   01/01/2013 to 12/31/2013...........    $11.06       $12.75         3,745
PROFUND VP BEAR
   05/01/2009 to 12/31/2009...........    $10.99       $ 8.07             0
   01/01/2010 to 12/31/2010...........    $ 8.07       $ 6.46             0
   01/01/2011 to 12/31/2011...........    $ 6.46       $ 5.73             0
   01/01/2012 to 12/31/2012...........    $ 5.73       $ 4.65             0
   01/01/2013 to 12/31/2013...........    $ 4.65       $ 3.33             0
PROFUND VP BIOTECHNOLOGY
   05/01/2009 to 12/31/2009...........    $10.90       $12.16             0
   01/01/2010 to 12/31/2010...........    $12.16       $12.44             0
   01/01/2011 to 12/31/2011...........    $12.44       $12.91             0
   01/01/2012 to 12/31/2012...........    $12.91       $17.68             0
   01/01/2013 to 12/31/2013...........    $17.68       $28.99             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BULL
   05/01/2009 to 12/31/2009...........    $ 6.62       $ 8.31        1,719
   01/01/2010 to 12/31/2010...........    $ 8.31       $ 9.11            0
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.87            0
   01/01/2012 to 12/31/2012...........    $ 8.87       $ 9.83            0
   01/01/2013 to 12/31/2013...........    $ 9.83       $12.42            0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.58       $ 9.46            0
   01/01/2010 to 12/31/2010...........    $ 9.46       $10.81          180
   01/01/2011 to 12/31/2011...........    $10.81       $11.26            0
   01/01/2012 to 12/31/2012...........    $11.26       $12.15            0
   01/01/2013 to 12/31/2013...........    $12.15       $15.19            0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009...........    $ 6.52       $ 8.03        5,204
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 9.49          212
   01/01/2011 to 12/31/2011...........    $ 9.49       $ 9.74            0
   01/01/2012 to 12/31/2012...........    $ 9.74       $11.58            0
   01/01/2013 to 12/31/2013...........    $11.58       $15.77            0
PROFUND VP EUROPE 30
   05/01/2009 to 12/31/2009...........    $ 6.99       $ 9.36            0
   01/01/2010 to 12/31/2010...........    $ 9.36       $ 9.35            0
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 8.29            0
   01/01/2012 to 12/31/2012...........    $ 8.29       $ 9.41            0
   01/01/2013 to 12/31/2013...........    $ 9.41       $11.14            0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009...........    $ 3.92       $ 5.12        3,519
   01/01/2010 to 12/31/2010...........    $ 5.12       $ 5.53        4,649
   01/01/2011 to 12/31/2011...........    $ 5.53       $ 4.64        1,408
   01/01/2012 to 12/31/2012...........    $ 4.64       $ 5.63        2,549
   01/01/2013 to 12/31/2013...........    $ 5.63       $ 7.24          843
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009...........    $ 7.49       $ 9.57          705
   01/01/2010 to 12/31/2010...........    $ 9.57       $ 9.58        1,966
   01/01/2011 to 12/31/2011...........    $ 9.58       $10.27          599
   01/01/2012 to 12/31/2012...........    $10.27       $11.73          768
   01/01/2013 to 12/31/2013...........    $11.73       $15.96          486

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009...........    $ 6.63       $ 8.35           0
   01/01/2010 to 12/31/2010...........    $ 8.35       $10.06         294
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.62         201
   01/01/2012 to 12/31/2012...........    $ 9.62       $10.84         230
   01/01/2013 to 12/31/2013...........    $10.84       $14.59         182
PROFUND VP INTERNET
   05/01/2009 to 12/31/2009...........    $ 9.25       $12.51           0
   01/01/2010 to 12/31/2010...........    $12.51       $16.47           0
   01/01/2011 to 12/31/2011...........    $16.47       $14.93           0
   01/01/2012 to 12/31/2012...........    $14.93       $17.40           0
   01/01/2013 to 12/31/2013...........    $17.40       $25.71           0
PROFUND VP JAPAN
   05/01/2009 to 12/31/2009...........    $ 7.08       $ 7.84           0
   01/01/2010 to 12/31/2010...........    $ 7.84       $ 7.14           0
   01/01/2011 to 12/31/2011...........    $ 7.14       $ 5.66           0
   01/01/2012 to 12/31/2012...........    $ 5.66       $ 6.77           0
   01/01/2013 to 12/31/2013...........    $ 6.77       $ 9.78           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.02       $ 8.78           0
   01/01/2010 to 12/31/2010...........    $ 8.78       $ 9.67         243
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.71           0
   01/01/2012 to 12/31/2012...........    $ 9.71       $10.65           0
   01/01/2013 to 12/31/2013...........    $10.65       $13.55           0
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.16       $ 7.76           0
   01/01/2010 to 12/31/2010...........    $ 7.76       $ 8.53           0
   01/01/2011 to 12/31/2011...........    $ 8.53       $ 8.20           0
   01/01/2012 to 12/31/2012...........    $ 8.20       $ 9.21           0
   01/01/2013 to 12/31/2013...........    $ 9.21       $11.65           0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.55       $ 9.53           0
   01/01/2010 to 12/31/2010...........    $ 9.53       $11.91         504
   01/01/2011 to 12/31/2011...........    $11.91       $11.26         209
   01/01/2012 to 12/31/2012...........    $11.26       $12.65         508
   01/01/2013 to 12/31/2013...........    $12.65       $16.07         234

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 7.04       $ 9.02            0
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.58            0
   01/01/2011 to 12/31/2011...........    $10.58       $ 9.90            0
   01/01/2012 to 12/31/2012...........    $ 9.90       $11.23          200
   01/01/2013 to 12/31/2013...........    $11.23       $14.45            0
PROFUND VP NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 7.93       $10.31            0
   01/01/2010 to 12/31/2010...........    $10.31       $11.86            0
   01/01/2011 to 12/31/2011...........    $11.86       $11.72            0
   01/01/2012 to 12/31/2012...........    $11.72       $13.26            0
   01/01/2013 to 12/31/2013...........    $13.26       $17.33            0
PROFUND VP OIL & GAS
   05/01/2009 to 12/31/2009...........    $ 9.92       $11.45        6,547
   01/01/2010 to 12/31/2010...........    $11.45       $13.12        3,236
   01/01/2011 to 12/31/2011...........    $13.12       $13.06        1,649
   01/01/2012 to 12/31/2012...........    $13.06       $13.09        1,244
   01/01/2013 to 12/31/2013...........    $13.09       $15.80          467
PROFUND VP PHARMACEUTICALS
   05/01/2009 to 12/31/2009...........    $ 7.06       $ 9.18          116
   01/01/2010 to 12/31/2010...........    $ 9.18       $ 8.98          471
   01/01/2011 to 12/31/2011...........    $ 8.98       $10.15          350
   01/01/2012 to 12/31/2012...........    $10.15       $11.05          309
   01/01/2013 to 12/31/2013...........    $11.05       $14.16          244
PROFUND VP PRECIOUS METALS
   05/01/2009 to 12/31/2009...........    $ 9.78       $13.31            0
   01/01/2010 to 12/31/2010...........    $13.31       $17.22            0
   01/01/2011 to 12/31/2011...........    $17.22       $13.55            0
   01/01/2012 to 12/31/2012...........    $13.55       $11.27            0
   01/01/2013 to 12/31/2013...........    $11.27       $ 6.81            0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009...........    $ 5.54       $ 8.05        1,440
   01/01/2010 to 12/31/2010...........    $ 8.05       $ 9.77        1,103
   01/01/2011 to 12/31/2011...........    $ 9.77       $ 9.97          292
   01/01/2012 to 12/31/2012...........    $ 9.97       $11.37          356
   01/01/2013 to 12/31/2013...........    $11.37       $11.08          132

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP RISING RATES OPPORTUNITY
   05/01/2009 to 12/31/2009...........    $ 6.95       $ 7.00        1,983
   01/01/2010 to 12/31/2010...........    $ 7.00       $ 5.73        4,321
   01/01/2011 to 12/31/2011...........    $ 5.73       $ 3.48        1,971
   01/01/2012 to 12/31/2012...........    $ 3.48       $ 3.16        2,279
   01/01/2013 to 12/31/2013...........    $ 3.16       $ 3.58          529
PROFUND VP SEMICONDUCTOR
   05/01/2009 to 12/31/2009...........    $ 5.78       $ 7.86            0
   01/01/2010 to 12/31/2010...........    $ 7.86       $ 8.60            0
   01/01/2011 to 12/31/2011...........    $ 8.60       $ 8.04            0
   01/01/2012 to 12/31/2012...........    $ 8.04       $ 7.50            0
   01/01/2013 to 12/31/2013...........    $ 7.50       $ 9.75            0
PROFUND VP SHORT MID-CAP
   05/01/2009 to 12/31/2009...........    $ 9.03       $ 6.42            0
   01/01/2010 to 12/31/2010...........    $ 6.42       $ 4.63            0
   01/01/2011 to 12/31/2011...........    $ 4.63       $ 4.14            0
   01/01/2012 to 12/31/2012...........    $ 4.14       $ 3.27            0
   01/01/2013 to 12/31/2013...........    $ 3.27       $ 2.30            0
PROFUND VP SHORT NASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 8.92       $ 6.32            0
   01/01/2010 to 12/31/2010...........    $ 6.32       $ 4.85            0
   01/01/2011 to 12/31/2011...........    $ 4.85       $ 4.22            0
   01/01/2012 to 12/31/2012...........    $ 4.22       $ 3.34            0
   01/01/2013 to 12/31/2013...........    $ 3.34       $ 2.29            0
PROFUND VP SHORT SMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 8.87       $ 6.39            0
   01/01/2010 to 12/31/2010...........    $ 6.39       $ 4.42            0
   01/01/2011 to 12/31/2011...........    $ 4.42       $ 3.91            0
   01/01/2012 to 12/31/2012...........    $ 3.91       $ 3.09            0
   01/01/2013 to 12/31/2013...........    $ 3.09       $ 2.06            0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009...........    $ 7.09       $ 8.88            0
   01/01/2010 to 12/31/2010...........    $ 8.88       $10.87          396
   01/01/2011 to 12/31/2011...........    $10.87       $10.72           38
   01/01/2012 to 12/31/2012...........    $10.72       $11.74          287
   01/01/2013 to 12/31/2013...........    $11.74       $16.04           45

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009...........    $ 6.80       $ 8.43          625
   01/01/2010 to 12/31/2010...........    $ 8.43       $10.02          509
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.36          300
   01/01/2012 to 12/31/2012...........    $ 9.36       $10.58          318
   01/01/2013 to 12/31/2013...........    $10.58       $14.18          119
PROFUND VP TECHNOLOGY
   05/01/2009 to 12/31/2009...........    $ 7.85       $10.54            0
   01/01/2010 to 12/31/2010...........    $10.54       $11.36            0
   01/01/2011 to 12/31/2011...........    $11.36       $10.91            0
   01/01/2012 to 12/31/2012...........    $10.91       $11.72            0
   01/01/2013 to 12/31/2013...........    $11.72       $14.28            0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009...........    $ 8.31       $ 8.98            0
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.12          239
   01/01/2011 to 12/31/2011...........    $10.12       $10.03            0
   01/01/2012 to 12/31/2012...........    $10.03       $11.38            0
   01/01/2013 to 12/31/2013...........    $11.38       $12.41            0
PROFUND VP U.S. GOVERNMENT PLUS
   05/01/2009 to 12/31/2009...........    $11.23       $10.07          298
   01/01/2010 to 12/31/2010...........    $10.07       $10.80        1,744
   01/01/2011 to 12/31/2011...........    $10.80       $15.08        1,541
   01/01/2012 to 12/31/2012...........    $15.08       $14.83        1,014
   01/01/2013 to 12/31/2013...........    $14.83       $11.67            0
PROFUND VP ULTRABULL
   05/01/2009 to 12/31/2009...........    $ 3.45       $ 5.40            0
   01/01/2010 to 12/31/2010...........    $ 5.40       $ 6.42            0
   01/01/2011 to 12/31/2011...........    $ 6.42       $ 5.95            0
   01/01/2012 to 12/31/2012...........    $ 5.95       $ 7.47            0
   01/01/2013 to 12/31/2013...........    $ 7.47       $12.22            0
PROFUND VP ULTRAMID-CAP
   05/01/2009 to 12/31/2009...........    $ 4.03       $ 6.48            0
   01/01/2010 to 12/31/2010...........    $ 6.48       $ 9.44            0
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 7.94            0
   01/01/2012 to 12/31/2012...........    $ 7.94       $10.24            0
   01/01/2013 to 12/31/2013...........    $10.24       $17.00            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRANASDAQ-100
   05/01/2009 to 12/31/2009...........    $ 4.71       $ 8.01            0
   01/01/2010 to 12/31/2010...........    $ 8.01       $10.54            0
   01/01/2011 to 12/31/2011...........    $10.54       $10.14            0
   01/01/2012 to 12/31/2012...........    $10.14       $13.21            0
   01/01/2013 to 12/31/2013...........    $13.21       $23.02            0
PROFUND VP ULTRASMALL-CAP
   05/01/2009 to 12/31/2009...........    $ 3.17       $ 4.98            0
   01/01/2010 to 12/31/2010...........    $ 4.98       $ 7.19            0
   01/01/2011 to 12/31/2011...........    $ 7.19       $ 5.68            0
   01/01/2012 to 12/31/2012...........    $ 5.68       $ 7.17            0
   01/01/2013 to 12/31/2013...........    $ 7.17       $13.02            0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009...........    $ 8.48       $10.12            0
   01/01/2010 to 12/31/2010...........    $10.12       $10.43        3,356
   01/01/2011 to 12/31/2011...........    $10.43       $11.94        1,527
   01/01/2012 to 12/31/2012...........    $11.94       $11.64        2,109
   01/01/2013 to 12/31/2013...........    $11.64       $12.84        2,367
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 7.54       $ 9.93           35
   01/01/2010 to 12/31/2010...........    $ 9.93       $11.02           24
   01/01/2011 to 12/31/2011...........    $11.02       $ 9.13            0
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.88            0
   01/01/2013 to 12/31/2013...........    $10.88       $12.59            0
S&P TARGET 24 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.93       $ 8.30        2,264
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.64        2,158
   01/01/2011 to 12/31/2011...........    $ 9.64       $10.18        1,013
   01/01/2012 to 12/31/2012...........    $10.18       $10.85        1,334
   01/01/2013 to 12/31/2013...........    $10.85       $15.02          421
TARGET MANAGED VIP PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.83       $ 7.15        1,112
   01/01/2010 to 12/31/2010...........    $ 7.15       $ 8.29          841
   01/01/2011 to 12/31/2011...........    $ 8.29       $ 7.94          297
   01/01/2012 to 12/31/2012...........    $ 7.94       $ 8.73          292
   01/01/2013 to 12/31/2013...........    $ 8.73       $11.55          248
THE DOW DART 10 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 6.76       $ 8.84          923
   01/01/2010 to 12/31/2010...........    $ 8.84       $10.05          759
   01/01/2011 to 12/31/2011...........    $10.05       $10.54          186
   01/01/2012 to 12/31/2012...........    $10.54       $11.36          240
   01/01/2013 to 12/31/2013...........    $11.36       $14.47          204

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.19       $ 7.06        2,234
   01/01/2010 to 12/31/2010...........    $ 7.06       $ 8.00        1,739
   01/01/2011 to 12/31/2011...........    $ 8.00       $ 8.26          425
   01/01/2012 to 12/31/2012...........    $ 8.26       $ 8.49          647
   01/01/2013 to 12/31/2013...........    $ 8.49       $10.59          445
VALUE LINE TARGET 25 PORTFOLIO
   05/01/2009 to 12/31/2009...........    $ 5.41       $ 5.89            0
   01/01/2010 to 12/31/2010...........    $ 5.89       $ 7.47            0
   01/01/2011 to 12/31/2011...........    $ 7.47       $ 5.48            0
   01/01/2012 to 12/31/2012...........    $ 5.48       $ 6.47            0
   01/01/2013 to 12/31/2013...........    $ 6.47       $ 8.28            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   05/01/2009 to 12/31/2009...........    $ 6.78       $ 8.22        1,309
   01/01/2010 to 07/16/2010...........    $ 8.22       $ 7.85            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.91       $10.72        2,060
   01/01/2011 to 12/31/2011...........    $10.72       $ 9.10          775
   01/01/2012 to 12/31/2012...........    $ 9.10       $10.07        1,130
   01/01/2013 to 12/31/2013...........    $10.07       $11.76          873
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.85       $ 9.11        1,063
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.67          613
   01/01/2012 to 12/31/2012...........    $ 8.67       $10.09          649
   01/01/2013 to 12/31/2013...........    $10.09       $12.80          243
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.93       $13.72        1,684
   01/01/2011 to 12/31/2011...........    $13.72       $12.64          457
   01/01/2012 to 12/31/2012...........    $12.64       $14.86          898
   01/01/2013 to 12/31/2013...........    $14.86       $20.28          821
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.19            0
   01/01/2011 to 12/31/2011...........    $12.19       $11.35            0
   01/01/2012 to 12/31/2012...........    $11.35       $11.95            0
   01/01/2013 to 12/31/2013...........    $11.95       $17.51            0

*  Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH LT5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5
 OR GMWB, HDV AND EBP OR HD GRO 60 BPS AND COMBO DB OR HD GRO, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008 60 BPS, EBP AND HAV (2.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.48               0
   01/01/2006 to 12/31/2006...........    $10.48       $11.17               0
   01/01/2007 to 12/31/2007...........    $11.17       $11.43               0
   01/01/2008 to 12/31/2008...........    $11.43       $10.60               0
   01/01/2009 to 12/31/2009...........    $10.60       $12.05               0
   01/01/2010 to 12/31/2010...........    $12.05       $13.64               0
   01/01/2011 to 12/31/2011...........    $13.64       $13.63               0
   01/01/2012 to 12/31/2012...........    $13.63       $15.12               0
   01/01/2013 to 12/31/2013...........    $15.12       $16.18               0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01         749,654
   01/01/2006 to 12/31/2006...........    $10.01       $10.88      11,657,870
   01/01/2007 to 12/31/2007...........    $10.88       $11.55      20,110,042
   01/01/2008 to 12/31/2008...........    $11.55       $ 7.66      14,373,567
   01/01/2009 to 12/31/2009...........    $ 7.66       $ 9.26      14,068,558
   01/01/2010 to 12/31/2010...........    $ 9.26       $10.09      13,024,320
   01/01/2011 to 12/31/2011...........    $10.09       $ 9.55      11,569,697
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.45      11,019,117
   01/01/2013 to 12/31/2013...........    $10.45       $11.18       9,716,479
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.57       3,971,389
   01/01/2007 to 12/31/2007...........    $10.57       $11.25       7,713,337
   01/01/2008 to 12/31/2008...........    $11.25       $ 7.68       5,500,810
   01/01/2009 to 12/31/2009...........    $ 7.68       $ 9.43       5,313,878
   01/01/2010 to 12/31/2010...........    $ 9.43       $10.42       5,174,676
   01/01/2011 to 12/31/2011...........    $10.42       $10.15       4,769,958
   01/01/2012 to 12/31/2012...........    $10.15       $11.22       4,620,835
   01/01/2013 to 12/31/2013...........    $11.22       $12.71       4,512,863

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.61              0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.23              0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.24          1,392
   01/01/2006 to 12/31/2006...........    $10.24       $11.64          1,255
   01/01/2007 to 12/31/2007...........    $11.64       $11.30          1,285
   01/01/2008 to 12/31/2008...........    $11.30       $ 7.17         66,069
   01/01/2009 to 12/31/2009...........    $ 7.17       $ 8.21        134,326
   01/01/2010 to 12/31/2010...........    $ 8.21       $ 9.10        139,961
   01/01/2011 to 12/31/2011...........    $ 9.10       $ 9.16        130,283
   01/01/2012 to 05/04/2012...........    $ 9.16       $ 9.92              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02        104,850
   01/01/2006 to 12/31/2006...........    $10.02       $10.77      2,978,305
   01/01/2007 to 12/31/2007...........    $10.77       $11.43      5,772,908
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.92      5,683,934
   01/01/2009 to 12/31/2009...........    $ 7.92       $ 9.50      6,336,587
   01/01/2010 to 12/31/2010...........    $ 9.50       $10.38      5,939,704
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.97      5,132,034
   01/01/2012 to 12/31/2012...........    $ 9.97       $10.90      4,991,638
   01/01/2013 to 12/31/2013...........    $10.90       $12.47      4,669,803
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.10         81,289
   01/01/2012 to 12/31/2012...........    $ 9.10       $ 9.90        125,130
   01/01/2013 to 12/31/2013...........    $ 9.90       $10.67        267,264
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.42         15,867
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009..........    $ 9.96       $ 9.94              0
   01/01/2010 to 12/31/2010...........    $ 9.94       $10.58              0
   01/01/2011 to 12/31/2011...........    $10.58       $10.94              0
   01/01/2012 to 12/31/2012...........    $10.94       $10.96              0
   01/01/2013 to 12/31/2013...........    $10.96       $10.63              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........    $ 9.94       $ 9.56        11,040
   01/01/2010 to 12/31/2010...........    $ 9.56       $10.28        93,883
   01/01/2011 to 12/31/2011...........    $10.28       $10.97       178,433
   01/01/2012 to 12/31/2012...........    $10.97       $11.11       108,948
   01/01/2013 to 12/31/2013...........    $11.11       $10.73        28,036
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.66       100,923
   01/01/2011 to 12/31/2011...........    $10.66       $11.55       236,487
   01/01/2012 to 12/31/2012...........    $11.55       $11.81       144,668
   01/01/2013 to 12/31/2013...........    $11.81       $11.24        69,492
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........    $ 9.92       $ 9.63             0
   01/01/2010 to 12/31/2010...........    $ 9.63       $10.41             0
   01/01/2011 to 12/31/2011...........    $10.41       $11.50       498,352
   01/01/2012 to 12/31/2012...........    $11.50       $11.82       460,033
   01/01/2013 to 12/31/2013...........    $11.82       $11.14       257,578
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........    $ 9.91       $ 9.53             0
   01/01/2010 to 12/31/2010...........    $ 9.53       $10.32             0
   01/01/2011 to 12/31/2011...........    $10.32       $11.64             0
   01/01/2012 to 12/31/2012...........    $11.64       $11.98        59,662
   01/01/2013 to 12/31/2013...........    $11.98       $11.09        78,240
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........    $ 9.88       $ 9.21             0
   01/01/2010 to 12/31/2010...........    $ 9.21       $10.01         5,662
   01/01/2011 to 12/31/2011...........    $10.01       $11.56             0
   01/01/2012 to 12/31/2012...........    $11.56       $11.95             0
   01/01/2013 to 12/31/2013...........    $11.95       $10.87       109,437
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.90         6,485
   01/01/2011 to 12/31/2011...........    $10.90       $12.76       220,611
   01/01/2012 to 12/31/2012...........    $12.76       $13.25       156,242
   01/01/2013 to 12/31/2013...........    $13.25       $11.98        90,399
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.90       115,924
   01/01/2012 to 12/31/2012...........    $11.90       $12.25       137,718
   01/01/2013 to 12/31/2013...........    $12.25       $10.76        59,143

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.30               0
   01/01/2013 to 12/31/2013...........    $10.30       $ 8.99          76,269
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.66          61,032
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00       1,248,275
   01/01/2006 to 12/31/2006...........    $10.00       $11.05      18,199,900
   01/01/2007 to 12/31/2007...........    $11.05       $11.79      34,242,570
   01/01/2008 to 12/31/2008...........    $11.79       $ 7.46      22,886,838
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 9.10      21,369,395
   01/01/2010 to 12/31/2010...........    $ 9.10       $10.03      20,534,825
   01/01/2011 to 12/31/2011...........    $10.03       $ 9.52      18,278,067
   01/01/2012 to 12/31/2012...........    $ 9.52       $10.52      17,046,081
   01/01/2013 to 12/31/2013...........    $10.52       $12.56      16,964,011
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.55           1,569
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.91           1,262
   01/01/2006 to 12/31/2006...........    $11.91       $15.83               0
   01/01/2007 to 12/31/2007...........    $15.83       $12.33             824
   01/01/2008 to 12/31/2008...........    $12.33       $ 7.79          21,023
   01/01/2009 to 12/31/2009...........    $ 7.79       $ 9.99          28,425
   01/01/2010 to 12/31/2010...........    $ 9.99       $12.50          23,414
   01/01/2011 to 12/31/2011...........    $12.50       $12.96          16,257
   01/01/2012 to 12/31/2012...........    $12.96       $14.54          17,946
   01/01/2013 to 12/31/2013...........    $14.54       $14.58          13,982
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.93           5,438
   01/01/2006 to 12/31/2006...........    $ 9.93       $11.58           1,623
   01/01/2007 to 12/31/2007...........    $11.58       $ 9.26           2,034
   01/01/2008 to 07/18/2008...........    $ 9.26       $ 8.43               0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.62          26,599

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.86      1,308,598
   01/01/2006 to 12/31/2006...........    $10.86       $11.92      1,004,868
   01/01/2007 to 12/31/2007...........    $11.92       $12.89        886,922
   01/01/2008 to 12/31/2008...........    $12.89       $ 7.01        886,512
   01/01/2009 to 12/31/2009...........    $ 7.01       $ 9.04        783,199
   01/01/2010 to 12/31/2010...........    $ 9.04       $11.66        644,217
   01/01/2011 to 12/31/2011...........    $11.66       $ 9.85        634,564
   01/01/2012 to 12/31/2012...........    $ 9.85       $11.50        540,643
   01/01/2013 to 12/31/2013...........    $11.50       $15.75        448,885
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         28,266
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 7.07        170,502
   01/01/2009 to 12/31/2009...........    $ 7.07       $ 8.34        142,867
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 9.19        189,668
   01/01/2011 to 12/31/2011...........    $ 9.19       $ 8.71        335,020
   01/01/2012 to 12/31/2012...........    $ 8.71       $ 9.63        316,539
   01/01/2013 to 12/31/2013...........    $ 9.63       $11.16        286,184
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.49      3,679,426
   01/01/2007 to 12/31/2007...........    $10.49       $11.07      7,784,050
   01/01/2008 to 12/31/2008...........    $11.07       $ 7.05      4,724,451
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 8.49      4,989,521
   01/01/2010 to 12/31/2010...........    $ 8.49       $ 9.45      4,449,367
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 9.05      3,957,348
   01/01/2012 to 12/31/2012...........    $ 9.05       $ 9.74      3,825,117
   01/01/2013 to 12/31/2013...........    $ 9.74       $10.87      3,572,852
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.43         36,314
   01/01/2009 to 11/13/2009...........    $ 7.43       $ 8.23              0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.67        699,627
   01/01/2013 to 12/31/2013...........    $10.67       $12.91        717,339
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.73        397,081

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.08              0
   01/01/2009 to 12/31/2009...........    $ 6.08       $ 7.99            169
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 9.34          1,069
   01/01/2011 to 12/31/2011...........    $ 9.34       $ 8.63             41
   01/01/2012 to 12/31/2012...........    $ 8.63       $10.64             43
   01/01/2013 to 12/31/2013...........    $10.64       $10.80          5,948
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.66              0
   01/01/2006 to 12/31/2006...........    $10.66       $11.40              0
   01/01/2007 to 12/31/2007...........    $11.40       $12.64              0
   01/01/2008 to 12/31/2008...........    $12.64       $ 7.34              0
   01/01/2009 to 12/31/2009...........    $ 7.34       $10.67         23,102
   01/01/2010 to 12/31/2010...........    $10.67       $11.44          2,702
   01/01/2011 to 12/31/2011...........    $11.44       $10.69            515
   01/01/2012 to 12/31/2012...........    $10.69       $12.45            504
   01/01/2013 to 12/31/2013...........    $12.45       $15.70            271
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.17      6,507,114
   01/01/2006 to 12/31/2006...........    $10.17       $11.60      4,545,057
   01/01/2007 to 12/31/2007...........    $11.60       $11.86      4,043,618
   01/01/2008 to 12/31/2008...........    $11.86       $ 6.84      3,921,585
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 7.93      3,736,575
   01/01/2010 to 12/31/2010...........    $ 7.93       $ 8.70      3,487,393
   01/01/2011 to 12/31/2011...........    $ 8.70       $ 8.00      3,233,607
   01/01/2012 to 12/31/2012...........    $ 8.00       $ 9.31      2,781,572
   01/01/2013 to 12/31/2013...........    $ 9.31       $12.09      2,381,248
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.48        817,664
   01/01/2006 to 12/31/2006...........    $10.48       $10.83        609,710
   01/01/2007 to 12/31/2007...........    $10.83       $12.57        476,675
   01/01/2008 to 12/31/2008...........    $12.57       $ 7.24        455,277
   01/01/2009 to 12/31/2009...........    $ 7.24       $11.06        368,594
   01/01/2010 to 12/31/2010...........    $11.06       $12.89        333,876
   01/01/2011 to 12/31/2011...........    $12.89       $12.16        300,190
   01/01/2012 to 12/31/2012...........    $12.16       $14.15        254,265
   01/01/2013 to 12/31/2013...........    $14.15       $18.18        223,560

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.16        18,359
   01/01/2008 to 12/31/2008...........    $10.16       $ 7.49       173,075
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 8.98       605,824
   01/01/2010 to 12/31/2010...........    $ 8.98       $ 9.75       587,582
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.43       521,789
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.10       479,505
   01/01/2013 to 12/31/2013...........    $10.10       $10.79       481,553
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.46           146
   01/01/2006 to 12/31/2006...........    $10.46       $11.93           203
   01/01/2007 to 12/31/2007...........    $11.93       $11.00           300
   01/01/2008 to 12/31/2008...........    $11.00       $ 7.85           300
   01/01/2009 to 12/31/2009...........    $ 7.85       $ 9.68         6,717
   01/01/2010 to 12/31/2010...........    $ 9.68       $11.94        11,846
   01/01/2011 to 12/31/2011...........    $11.94       $11.76         7,042
   01/01/2012 to 12/31/2012...........    $11.76       $13.23         7,306
   01/01/2013 to 12/31/2013...........    $13.23       $17.86        11,885
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.62        28,998
   01/01/2006 to 12/31/2006...........    $10.62       $12.57         7,753
   01/01/2007 to 12/31/2007...........    $12.57       $12.37         8,258
   01/01/2008 to 12/31/2008...........    $12.37       $ 7.54        32,734
   01/01/2009 to 12/31/2009...........    $ 7.54       $ 8.67        94,318
   01/01/2010 to 12/31/2010...........    $ 8.67       $ 9.48        97,851
   01/01/2011 to 12/31/2011...........    $ 9.48       $ 9.18        66,863
   01/01/2012 to 12/31/2012...........    $ 9.18       $10.12        59,984
   01/01/2013 to 12/31/2013...........    $10.12       $13.25        57,459
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.77         2,373
   01/01/2006 to 12/31/2006...........    $ 9.77       $10.48         2,667
   01/01/2007 to 12/31/2007...........    $10.48       $10.45         2,124
   01/01/2008 to 12/31/2008...........    $10.45       $ 7.56           612
   01/01/2009 to 12/31/2009...........    $ 7.56       $ 9.97         3,635
   01/01/2010 to 12/31/2010...........    $ 9.97       $11.01        11,027
   01/01/2011 to 12/31/2011...........    $11.01       $11.04        16,943
   01/01/2012 to 12/31/2012...........    $11.04       $12.23        15,860
   01/01/2013 to 12/31/2013...........    $12.23       $12.75        15,027

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.18      3,223,931
   01/01/2006 to 12/31/2006...........    $11.18       $13.16      2,271,879
   01/01/2007 to 12/31/2007...........    $13.16       $15.23      1,888,969
   01/01/2008 to 12/31/2008...........    $15.23       $ 7.37      2,040,211
   01/01/2009 to 12/31/2009...........    $ 7.37       $ 9.70      1,756,999
   01/01/2010 to 12/31/2010...........    $ 9.70       $10.80      1,629,992
   01/01/2011 to 12/31/2011...........    $10.80       $ 9.15      1,618,582
   01/01/2012 to 12/31/2012...........    $ 9.15       $10.70      1,397,860
   01/01/2013 to 12/31/2013...........    $10.70       $12.39      1,356,634
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.61         73,916
   01/01/2006 to 12/31/2006...........    $10.61       $13.15        157,797
   01/01/2007 to 12/31/2007...........    $13.15       $15.06        256,629
   01/01/2008 to 12/31/2008...........    $15.06       $ 8.20        224,154
   01/01/2009 to 12/31/2009...........    $ 8.20       $10.41        236,523
   01/01/2010 to 12/31/2010...........    $10.41       $11.25        211,511
   01/01/2011 to 12/31/2011...........    $11.25       $ 9.56        184,715
   01/01/2012 to 12/31/2012...........    $ 9.56       $10.85        187,032
   01/01/2013 to 12/31/2013...........    $10.85       $12.61        191,458
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17         36,388
   01/01/2008 to 12/31/2008...........    $10.17       $ 6.86        219,525
   01/01/2009 to 12/31/2009...........    $ 6.86       $ 8.45        480,661
   01/01/2010 to 12/31/2010...........    $ 8.45       $ 9.35        357,471
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 9.04        442,021
   01/01/2012 to 12/31/2012...........    $ 9.04       $ 9.99        451,421
   01/01/2013 to 12/31/2013...........    $ 9.99       $11.29        494,161
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.56        199,618
   01/01/2006 to 12/31/2006...........    $10.56       $12.61        146,199
   01/01/2007 to 12/31/2007...........    $12.61       $13.41        130,200
   01/01/2008 to 12/31/2008...........    $13.41       $ 7.65        156,046
   01/01/2009 to 12/31/2009...........    $ 7.65       $10.10        131,776
   01/01/2010 to 12/31/2010...........    $10.10       $10.53        115,802
   01/01/2011 to 12/31/2011...........    $10.53       $ 9.31        108,976
   01/01/2012 to 12/31/2012...........    $ 9.31       $11.03         95,646
   01/01/2013 to 12/31/2013...........    $11.03       $12.38         86,508

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.53              0
   01/01/2006 to 12/31/2006...........    $10.53       $11.38              0
   01/01/2007 to 12/31/2007...........    $11.38       $11.28      1,604,442
   01/01/2008 to 12/31/2008...........    $11.28       $ 9.04      2,783,277
   01/01/2009 to 12/31/2009...........    $ 9.04       $10.72      2,224,281
   01/01/2010 to 12/31/2010...........    $10.72       $11.19      1,988,412
   01/01/2011 to 12/31/2011...........    $11.19       $10.91      1,688,955
   01/01/2012 to 12/31/2012...........    $10.91       $11.74      1,693,869
   01/01/2013 to 12/31/2013...........    $11.74       $12.68      1,546,284
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.28            935
   01/01/2010 to 12/31/2010...........    $10.28       $11.12         19,360
   01/01/2011 to 12/31/2011...........    $11.12       $10.89            677
   01/01/2012 to 12/31/2012...........    $10.89       $12.20          1,274
   01/01/2013 to 12/31/2013...........    $12.20       $16.19            754
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.29              0
   01/01/2010 to 12/31/2010...........    $10.29       $11.38          8,757
   01/01/2011 to 12/31/2011...........    $11.38       $10.41          2,019
   01/01/2012 to 12/31/2012...........    $10.41       $11.47          2,084
   01/01/2013 to 12/31/2013...........    $11.47       $14.66          2,963
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.46        208,695
   01/01/2006 to 12/31/2006...........    $10.46       $12.05        464,610
   01/01/2007 to 12/31/2007...........    $12.05       $11.37        767,352
   01/01/2008 to 12/31/2008...........    $11.37       $ 6.47        711,595
   01/01/2009 to 12/31/2009...........    $ 6.47       $ 7.51        619,447
   01/01/2010 to 12/31/2010...........    $ 7.51       $ 8.27        561,803
   01/01/2011 to 12/31/2011...........    $ 8.27       $ 7.70        505,503
   01/01/2012 to 12/31/2012...........    $ 7.70       $ 8.76        516,662
   01/01/2013 to 12/31/2013...........    $ 8.76       $11.91        481,491
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.13       $10.80      6,051,062
   01/01/2006 to 12/31/2006...........    $10.80       $11.27      4,932,382
   01/01/2007 to 12/31/2007...........    $11.27       $12.60      4,332,425
   01/01/2008 to 12/31/2008...........    $12.60       $ 6.90      4,155,036
   01/01/2009 to 12/31/2009...........    $ 6.90       $ 8.71      3,679,697
   01/01/2010 to 12/31/2010...........    $ 8.71       $10.14      3,268,952
   01/01/2011 to 12/31/2011...........    $10.14       $ 9.77      2,896,966
   01/01/2012 to 12/31/2012...........    $ 9.77       $10.67      2,645,643
   01/01/2013 to 12/31/2013...........    $10.67       $14.17      2,265,220

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.86      1,664,015
   01/01/2006 to 12/31/2006...........    $ 9.86       $10.53      1,315,435
   01/01/2007 to 12/31/2007...........    $10.53       $10.86      1,141,313
   01/01/2008 to 12/31/2008...........    $10.86       $ 8.10        917,378
   01/01/2009 to 12/31/2009...........    $ 8.10       $10.61        769,735
   01/01/2010 to 12/31/2010...........    $10.61       $11.70        687,638
   01/01/2011 to 12/31/2011...........    $11.70       $12.54        544,117
   01/01/2012 to 12/31/2012...........    $12.54       $12.92        540,532
   01/01/2013 to 12/31/2013...........    $12.92       $12.31        584,662
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.97       $10.38          5,972
   01/01/2006 to 12/31/2006...........    $10.38       $12.55          2,983
   01/01/2007 to 12/31/2007...........    $12.55       $13.35          2,847
   01/01/2008 to 12/31/2008...........    $13.35       $ 8.57          1,149
   01/01/2009 to 12/31/2009...........    $ 8.57       $10.96         33,124
   01/01/2010 to 12/31/2010...........    $10.96       $11.94         11,249
   01/01/2011 to 12/31/2011...........    $11.94       $11.25          5,180
   01/01/2012 to 12/31/2012...........    $11.25       $13.47          4,869
   01/01/2013 to 12/31/2013...........    $13.47       $16.72          9,854
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.66        517,291
   01/01/2006 to 12/31/2006...........    $10.66       $11.37        321,176
   01/01/2007 to 12/31/2007...........    $11.37       $12.73        269,807
   01/01/2008 to 12/31/2008...........    $12.73       $ 7.88        336,505
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.53        373,427
   01/01/2010 to 12/31/2010...........    $ 9.53       $10.45        344,635
   01/01/2011 to 12/31/2011...........    $10.45       $10.10        305,235
   01/01/2012 to 12/31/2012...........    $10.10       $11.51        275,846
   01/01/2013 to 12/31/2013...........    $11.51       $15.30        230,780
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.15              0
   01/01/2013 to 12/31/2013...........    $10.15       $13.28            130
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.26              0
   01/01/2006 to 12/31/2006...........    $10.26       $11.40              0
   01/01/2007 to 12/31/2007...........    $11.40       $11.39         11,487
   01/01/2008 to 12/31/2008...........    $11.39       $ 6.85         31,374
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 9.25         45,257
   01/01/2010 to 12/31/2010...........    $ 9.25       $11.12         47,273
   01/01/2011 to 12/31/2011...........    $11.12       $10.45         40,723
   01/01/2012 to 12/31/2012...........    $10.45       $12.03         33,606
   01/01/2013 to 12/31/2013...........    $12.03       $15.49         37,033

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.01        125,063
   01/01/2006 to 12/31/2006...........    $10.01       $10.18        103,753
   01/01/2007 to 12/31/2007...........    $10.18       $10.38         96,280
   01/01/2008 to 12/31/2008...........    $10.38       $10.35         66,488
   01/01/2009 to 12/31/2009...........    $10.35       $10.09        234,920
   01/01/2010 to 12/31/2010...........    $10.09       $ 9.82        137,154
   01/01/2011 to 12/31/2011...........    $ 9.82       $ 9.55        472,914
   01/01/2012 to 12/31/2012...........    $ 9.55       $ 9.29        104,195
   01/01/2013 to 12/31/2013...........    $ 9.29       $ 9.03         74,694
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.78      1,285,712
   01/01/2006 to 12/31/2006...........    $10.78       $11.62        950,935
   01/01/2007 to 12/31/2007...........    $11.62       $11.65        844,128
   01/01/2008 to 12/31/2008...........    $11.65       $ 6.54        807,471
   01/01/2009 to 12/31/2009...........    $ 6.54       $ 8.95        660,293
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.74        566,838
   01/01/2011 to 12/31/2011...........    $10.74       $10.19        505,579
   01/01/2012 to 12/31/2012...........    $10.19       $11.61        442,637
   01/01/2013 to 12/31/2013...........    $11.61       $16.03        357,274
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.05              0
   01/01/2012 to 12/31/2012...........    $10.05       $10.25            734
   01/01/2013 to 12/31/2013...........    $10.25       $ 9.69            466
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.23          1,405
   01/01/2006 to 12/31/2006...........    $11.23       $12.46          1,129
   01/01/2007 to 12/31/2007...........    $12.46       $14.80         10,034
   01/01/2008 to 12/31/2008...........    $14.80       $ 8.18         13,098
   01/01/2009 to 12/31/2009...........    $ 8.18       $10.32         15,142
   01/01/2010 to 12/31/2010...........    $10.32       $12.92         17,341
   01/01/2011 to 12/31/2011...........    $12.92       $12.78         13,465
   01/01/2012 to 12/31/2012...........    $12.78       $13.96         11,418
   01/01/2013 to 12/31/2013...........    $13.96       $18.01         11,645
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.22            684
   01/01/2006 to 12/31/2006...........    $10.22       $10.71            698
   01/01/2007 to 12/31/2007...........    $10.71       $12.36            604
   01/01/2008 to 12/31/2008...........    $12.36       $ 6.91              0
   01/01/2009 to 12/31/2009...........    $ 6.91       $ 8.23          4,451
   01/01/2010 to 12/31/2010...........    $ 8.23       $ 9.63          4,271
   01/01/2011 to 04/29/2011...........    $ 9.63       $10.76              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.25        114,505
   01/01/2013 to 12/31/2013...........    $10.25       $11.85        166,074
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.55              0
   01/01/2009 to 12/31/2009...........    $ 5.55       $ 8.98          5,582
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.68         14,634
   01/01/2011 to 12/31/2011...........    $10.68       $ 8.28          5,061
   01/01/2012 to 12/31/2012...........    $ 8.28       $ 9.50          1,147
   01/01/2013 to 12/31/2013...........    $ 9.50       $ 9.25            707
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.96      4,098,126
   01/01/2006 to 12/31/2006...........    $ 9.96       $10.06      3,462,277
   01/01/2007 to 12/31/2007...........    $10.06       $10.45      3,119,485
   01/01/2008 to 12/31/2008...........    $10.45       $10.27      1,831,410
   01/01/2009 to 12/31/2009...........    $10.27       $11.01      1,839,963
   01/01/2010 to 12/31/2010...........    $11.01       $11.13      1,801,999
   01/01/2011 to 12/31/2011...........    $11.13       $11.07      1,557,369
   01/01/2012 to 12/31/2012...........    $11.07       $11.27      1,546,186
   01/01/2013 to 12/31/2013...........    $11.27       $10.72      1,700,904
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.06      1,060,546
   01/01/2006 to 12/31/2006...........    $10.06       $10.15      1,656,324
   01/01/2007 to 12/31/2007...........    $10.15       $10.69      2,012,250
   01/01/2008 to 12/31/2008...........    $10.69       $10.16      1,054,793
   01/01/2009 to 12/31/2009...........    $10.16       $11.51      1,375,344
   01/01/2010 to 12/31/2010...........    $11.51       $12.06      1,368,149
   01/01/2011 to 12/31/2011...........    $12.06       $12.10      1,237,359
   01/01/2012 to 12/31/2012...........    $12.10       $12.86      1,205,692
   01/01/2013 to 12/31/2013...........    $12.86       $12.28      1,228,731
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03         18,697
   01/01/2006 to 12/31/2006...........    $10.03       $10.53      1,359,706
   01/01/2007 to 12/31/2007...........    $10.53       $11.13      3,034,236
   01/01/2008 to 12/31/2008...........    $11.13       $ 8.72      6,872,223
   01/01/2009 to 12/31/2009...........    $ 8.72       $10.17      6,225,654
   01/01/2010 to 12/31/2010...........    $10.17       $10.94      7,022,300
   01/01/2011 to 12/31/2011...........    $10.94       $10.75      6,797,345
   01/01/2012 to 12/31/2012...........    $10.75       $11.53      7,065,435
   01/01/2013 to 12/31/2013...........    $11.53       $12.25      5,762,890

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.05               0
   01/01/2012 to 12/31/2012...........    $10.05       $10.47           6,357
   01/01/2013 to 12/31/2013...........    $10.47       $ 9.95             731
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.39       4,639,467
   01/01/2007 to 12/31/2007...........    $10.39       $11.26      11,205,684
   01/01/2008 to 12/31/2008...........    $11.26       $ 6.49       6,453,177
   01/01/2009 to 12/31/2009...........    $ 6.49       $ 7.95       6,777,176
   01/01/2010 to 12/31/2010...........    $ 7.95       $ 9.20       6,943,038
   01/01/2011 to 12/31/2011...........    $ 9.20       $ 8.39       6,149,329
   01/01/2012 to 12/31/2012...........    $ 8.39       $ 9.22       5,860,428
   01/01/2013 to 12/31/2013...........    $ 9.22       $10.49       5,588,507
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.31           1,928
   01/01/2006 to 12/31/2006...........    $10.31       $11.29           1,479
   01/01/2007 to 12/31/2007...........    $11.29       $11.20           1,511
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.68           1,642
   01/01/2009 to 12/31/2009...........    $ 6.68       $ 7.91           1,562
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 8.85           1,465
   01/01/2011 to 12/31/2011...........    $ 8.85       $ 8.90           1,332
   01/01/2012 to 12/31/2012...........    $ 8.90       $10.29           2,969
   01/01/2013 to 12/31/2013...........    $10.29       $13.25           7,138
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.83           4,084
   01/01/2012 to 12/31/2012...........    $ 8.83       $ 9.72           3,027
   01/01/2013 to 12/31/2013...........    $ 9.72       $11.57           4,469
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.03          24,908
   01/01/2008 to 12/31/2008...........    $10.03       $ 7.06         546,227
   01/01/2009 to 12/31/2009...........    $ 7.06       $ 8.48         612,794
   01/01/2010 to 12/31/2010...........    $ 8.48       $ 9.22         678,507
   01/01/2011 to 12/31/2011...........    $ 9.22       $ 8.81         704,346
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.45         716,857
   01/01/2013 to 12/31/2013...........    $ 9.45       $10.33         611,026

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49         53,627
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.24        238,666
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 8.93        306,220
   01/01/2010 to 12/31/2010...........    $ 8.93       $ 9.93        431,763
   01/01/2011 to 12/31/2011...........    $ 9.93       $ 9.43        485,563
   01/01/2012 to 12/31/2012...........    $ 9.43       $10.63        610,855
   01/01/2013 to 12/31/2013...........    $10.63       $12.20        685,399
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.22              0
   01/01/2006 to 12/31/2006...........    $10.22       $10.90              0
   01/01/2007 to 12/31/2007...........    $10.90       $11.55        394,516
   01/01/2008 to 12/31/2008...........    $11.55       $ 7.84        302,212
   01/01/2009 to 12/31/2009...........    $ 7.84       $ 9.71        918,973
   01/01/2010 to 12/31/2010...........    $ 9.71       $10.56      1,157,010
   01/01/2011 to 12/31/2011...........    $10.56       $ 9.92      1,126,904
   01/01/2012 to 12/31/2012...........    $ 9.92       $10.73        973,027
   01/01/2013 to 12/31/2013...........    $10.73       $11.93        859,531
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.34         35,838
   01/01/2006 to 12/31/2006...........    $10.34       $11.32         85,450
   01/01/2007 to 12/31/2007...........    $11.32       $11.79        134,033
   01/01/2008 to 12/31/2008...........    $11.79       $ 7.45        105,226
   01/01/2009 to 12/31/2009...........    $ 7.45       $ 9.71         94,190
   01/01/2010 to 12/31/2010...........    $ 9.71       $12.88         86,506
   01/01/2011 to 12/31/2011...........    $12.88       $12.40         67,451
   01/01/2012 to 12/31/2012...........    $12.40       $13.53         59,463
   01/01/2013 to 12/31/2013...........    $13.53       $17.79         58,623
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.55      1,620,167
   01/01/2006 to 12/31/2006...........    $10.55       $12.32      1,224,900
   01/01/2007 to 12/31/2007...........    $12.32       $11.30      1,300,514
   01/01/2008 to 12/31/2008...........    $11.30       $ 7.73      1,085,374
   01/01/2009 to 12/31/2009...........    $ 7.73       $ 9.54        986,424
   01/01/2010 to 12/31/2010...........    $ 9.54       $11.69        834,033
   01/01/2011 to 12/31/2011...........    $11.69       $10.69        755,910
   01/01/2012 to 12/31/2012...........    $10.69       $12.28        673,282
   01/01/2013 to 12/31/2013...........    $12.28       $16.42        564,952

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.26              0
   01/01/2006 to 12/31/2006...........    $10.26       $11.23        132,697
   01/01/2007 to 12/31/2007...........    $11.23       $11.61      3,353,734
   01/01/2008 to 12/31/2008...........    $11.61       $ 8.36      2,219,906
   01/01/2009 to 12/31/2009...........    $ 8.36       $10.09      2,268,251
   01/01/2010 to 12/31/2010...........    $10.09       $10.94      2,381,502
   01/01/2011 to 12/31/2011...........    $10.94       $10.86      2,168,883
   01/01/2012 to 12/31/2012...........    $10.86       $11.98      2,361,251
   01/01/2013 to 12/31/2013...........    $11.98       $13.61      2,519,178
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.22        215,250
   01/01/2006 to 12/31/2006...........    $10.22       $12.06        465,909
   01/01/2007 to 12/31/2007...........    $12.06       $11.31        698,695
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.39        571,504
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 7.69        533,127
   01/01/2010 to 12/31/2010...........    $ 7.69       $ 8.47        487,723
   01/01/2011 to 12/31/2011...........    $ 8.47       $ 8.10        434,285
   01/01/2012 to 12/31/2012...........    $ 8.10       $ 9.24        432,573
   01/01/2013 to 12/31/2013...........    $ 9.24       $11.65        410,411
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $12.01              0
   01/01/2006 to 12/31/2006...........    $12.01       $12.34        390,337
   01/01/2007 to 12/31/2007...........    $12.34       $12.99        677,351
   01/01/2008 to 12/31/2008...........    $12.99       $ 7.51        604,930
   01/01/2009 to 12/31/2009...........    $ 7.51       $11.19        537,628
   01/01/2010 to 12/31/2010...........    $11.19       $12.61        480,201
   01/01/2011 to 12/31/2011...........    $12.61       $12.05        398,072
   01/01/2012 to 12/31/2012...........    $12.05       $13.78        342,729
   01/01/2013 to 12/31/2013...........    $13.78       $19.31        317,759
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.63              0
   01/01/2006 to 12/31/2006...........    $11.63       $13.11              0
   01/01/2007 to 12/31/2007...........    $13.11       $17.91              0
   01/01/2008 to 12/31/2008...........    $17.91       $ 8.71              0
   01/01/2009 to 12/31/2009...........    $ 8.71       $12.65          7,087
   01/01/2010 to 12/31/2010...........    $12.65       $14.82          8,663
   01/01/2011 to 12/31/2011...........    $14.82       $12.26          6,782
   01/01/2012 to 12/31/2012...........    $12.26       $12.35          2,177
   01/01/2013 to 12/31/2013...........    $12.35       $13.86            704

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.36      1,654,788
   01/01/2006 to 12/31/2006...........    $ 9.36       $ 9.68      1,204,466
   01/01/2007 to 12/31/2007...........    $ 9.68       $10.32      1,018,776
   01/01/2008 to 12/31/2008...........    $10.32       $ 9.79        548,544
   01/01/2009 to 12/31/2009...........    $ 9.79       $10.67        574,127
   01/01/2010 to 12/31/2010...........    $10.67       $10.98        590,706
   01/01/2011 to 12/31/2011...........    $10.98       $11.11        493,366
   01/01/2012 to 12/31/2012...........    $11.11       $11.37        476,186
   01/01/2013 to 12/31/2013...........    $11.37       $10.65        580,606
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99              0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.24              0
   01/01/2007 to 12/31/2007...........    $11.24       $11.97              0
   01/01/2008 to 12/31/2008...........    $11.97       $ 6.71              0
   01/01/2009 to 12/31/2009...........    $ 6.71       $ 8.39         96,451
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.35         45,397
   01/01/2011 to 12/31/2011...........    $ 9.35       $ 8.78        134,227
   01/01/2012 to 12/31/2012...........    $ 8.78       $ 9.48        161,285
   01/01/2013 to 12/31/2013...........    $ 9.48       $11.11        466,868
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.97        159,292
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 9.19        669,023
   01/01/2009 to 12/31/2009...........    $ 9.19       $ 9.97        350,809
   01/01/2010 to 12/31/2010...........    $ 9.97       $10.46        293,625
   01/01/2011 to 12/31/2011...........    $10.46       $10.78        311,846
   01/01/2012 to 12/31/2012...........    $10.78       $11.31        262,032
   01/01/2013 to 12/31/2013...........    $11.31       $10.83        293,801
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.35              0
   01/01/2006 to 12/31/2006...........    $11.35       $12.25              0
   01/01/2007 to 12/31/2007...........    $12.25       $13.23              0
   01/01/2008 to 12/31/2008...........    $13.23       $ 7.57              0
   01/01/2009 to 12/31/2009...........    $ 7.57       $10.30            615
   01/01/2010 to 07/16/2010...........    $10.30       $10.02              0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.90          7,851
   01/01/2006 to 12/31/2006...........    $10.90       $13.06          2,565
   01/01/2007 to 12/31/2007...........    $13.06       $14.60          2,324
   01/01/2008 to 12/31/2008...........    $14.60       $ 8.31            500
   01/01/2009 to 12/31/2009...........    $ 8.31       $ 9.37            885
   01/01/2010 to 07/16/2010...........    $ 9.37       $ 8.85              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.52             0
   01/01/2006 to 12/31/2006...........    $10.52       $10.84             0
   01/01/2007 to 12/31/2007...........    $10.84       $11.81             0
   01/01/2008 to 12/31/2008...........    $11.81       $ 8.36             0
   01/01/2009 to 12/31/2009...........    $ 8.36       $11.70        20,953
   01/01/2010 to 07/16/2010...........    $11.70       $10.87             0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.76             0
   01/01/2006 to 12/31/2006...........    $ 9.76       $ 9.87             0
   01/01/2007 to 12/31/2007...........    $ 9.87       $10.15             0
   01/01/2008 to 12/31/2008...........    $10.15       $ 5.54             0
   01/01/2009 to 12/31/2009...........    $ 5.54       $ 6.94             0
   01/01/2010 to 12/31/2010...........    $ 6.94       $ 8.03             0
   01/01/2011 to 12/31/2011...........    $ 8.03       $ 6.96             0
   01/01/2012 to 12/31/2012...........    $ 6.96       $ 7.71             0
   01/01/2013 to 12/31/2013...........    $ 7.71       $ 9.82             0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.59       185,871
   01/01/2009 to 12/31/2009...........    $ 6.59       $ 8.34       456,043
   01/01/2010 to 12/31/2010...........    $ 8.34       $ 8.94       720,669
   01/01/2011 to 12/31/2011...........    $ 8.94       $ 8.55       818,485
   01/01/2012 to 09/21/2012...........    $ 8.55       $ 9.50             0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.85             0
   01/01/2006 to 12/31/2006...........    $10.85       $14.61             0
   01/01/2007 to 12/31/2007...........    $14.61       $16.10             0
   01/01/2008 to 12/31/2008...........    $16.10       $ 8.96             0
   01/01/2009 to 12/31/2009...........    $ 8.96       $12.29         3,434
   01/01/2010 to 12/31/2010...........    $12.29       $13.12         3,295
   01/01/2011 to 12/31/2011...........    $13.12       $11.80             0
   01/01/2012 to 12/31/2012...........    $11.80       $14.39             0
   01/01/2013 to 12/31/2013...........    $14.39       $16.00             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.11             0
   01/01/2012 to 04/27/2012...........    $ 8.11       $ 9.16             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.05             0
   01/01/2012 to 12/31/2012...........    $ 9.05       $10.45             0
   01/01/2013 to 12/31/2013...........    $10.45       $13.32         5,778

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. DYNAMICS FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.05       $10.82        2,363
   01/01/2006 to 12/31/2006...........    $10.82       $12.22          651
   01/01/2007 to 12/31/2007...........    $12.22       $13.33          598
   01/01/2008 to 12/31/2008...........    $13.33       $ 6.73            0
   01/01/2009 to 12/31/2009...........    $ 6.73       $ 9.32            0
   01/01/2010 to 12/31/2010...........    $ 9.32       $11.22            0
   01/01/2011 to 04/29/2011...........    $11.22       $12.45            0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $10.65            0
   01/01/2006 to 12/31/2006...........    $10.65       $12.06            0
   01/01/2007 to 12/31/2007...........    $12.06       $ 9.12            0
   01/01/2008 to 12/31/2008...........    $ 9.12       $ 3.60            0
   01/01/2009 to 12/31/2009...........    $ 3.60       $ 4.46        6,325
   01/01/2010 to 12/31/2010...........    $ 4.46       $ 4.78        5,778
   01/01/2011 to 04/29/2011...........    $ 4.78       $ 5.03            0
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $11.07            0
   01/01/2006 to 12/31/2006...........    $11.07       $11.33            0
   01/01/2007 to 12/31/2007...........    $11.33       $12.32            0
   01/01/2008 to 12/31/2008...........    $12.32       $ 8.55            0
   01/01/2009 to 12/31/2009...........    $ 8.55       $10.62            0
   01/01/2010 to 12/31/2010...........    $10.62       $10.87            0
   01/01/2011 to 12/31/2011...........    $10.87       $10.99            0
   01/01/2012 to 12/31/2012...........    $10.99       $12.92        1,682
   01/01/2013 to 12/31/2013...........    $12.92       $17.66        5,268
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.69            0
   01/01/2013 to 12/31/2013...........    $ 9.69       $12.91            0
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.00       $10.62            0
   01/01/2006 to 12/31/2006...........    $10.62       $11.42            0
   01/01/2007 to 12/31/2007...........    $11.42       $11.95            0
   01/01/2008 to 12/31/2008...........    $11.95       $ 6.45            0
   01/01/2009 to 12/31/2009...........    $ 6.45       $ 9.88            0
   01/01/2010 to 12/31/2010...........    $ 9.88       $11.65            0
   01/01/2011 to 12/31/2011...........    $11.65       $10.76            0
   01/01/2012 to 12/31/2012...........    $10.76       $11.64            0
   01/01/2013 to 12/31/2013...........    $11.64       $14.17            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.77             0
   01/01/2006 to 12/31/2006...........    $10.77       $11.41             0
   01/01/2007 to 12/31/2007...........    $11.41       $13.50             0
   01/01/2008 to 12/31/2008...........    $13.50       $ 6.45             0
   01/01/2009 to 12/31/2009...........    $ 6.45       $ 7.33             0
   01/01/2010 to 12/31/2010...........    $ 7.33       $ 9.30             0
   01/01/2011 to 12/31/2011...........    $ 9.30       $ 9.16             0
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.06             0
   01/01/2013 to 12/31/2013...........    $10.06       $14.56             0
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.95         4,157
   01/01/2006 to 12/31/2006...........    $11.95       $15.64           465
   01/01/2007 to 12/31/2007...........    $15.64       $21.83           453
   01/01/2008 to 12/31/2008...........    $21.83       $ 8.94           789
   01/01/2009 to 12/31/2009...........    $ 8.94       $14.11        11,746
   01/01/2010 to 12/31/2010...........    $14.11       $15.94         7,649
   01/01/2011 to 12/31/2011...........    $15.94       $12.03         1,117
   01/01/2012 to 12/31/2012...........    $12.03       $13.66         2,525
   01/01/2013 to 12/31/2013...........    $13.66       $13.29           946
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $10.00       $11.12             0
   01/01/2006 to 12/31/2006...........    $11.12       $15.06             0
   01/01/2007 to 12/31/2007...........    $15.06       $21.64             0
   01/01/2008 to 12/31/2008...........    $21.64       $10.35             0
   01/01/2009 to 12/31/2009...........    $10.35       $15.52             0
   01/01/2010 to 12/31/2010...........    $15.52       $17.19             0
   01/01/2011 to 12/31/2011...........    $17.19       $12.21             0
   01/01/2012 to 12/31/2012...........    $12.21       $13.71             0
   01/01/2013 to 12/31/2013...........    $13.71       $15.32             0
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.12             0
   01/01/2006 to 12/31/2006...........    $10.12       $11.36             0
   01/01/2007 to 12/31/2007...........    $11.36       $ 8.03             0
   01/01/2008 to 12/31/2008...........    $ 8.03       $ 4.15             0
   01/01/2009 to 12/31/2009...........    $ 4.15       $ 3.86             0
   01/01/2010 to 12/31/2010...........    $ 3.86       $ 4.07             0
   01/01/2011 to 12/31/2011...........    $ 4.07       $ 2.90             0
   01/01/2012 to 12/31/2012...........    $ 2.90       $ 3.76             0
   01/01/2013 to 12/31/2013...........    $ 3.76       $ 4.88             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.50            0
   01/01/2006 to 12/31/2006...........    $ 9.50       $10.67            0
   01/01/2007 to 12/31/2007...........    $10.67       $13.56            0
   01/01/2008 to 12/31/2008...........    $13.56       $ 6.40            0
   01/01/2009 to 12/31/2009...........    $ 6.40       $10.11        5,700
   01/01/2010 to 12/31/2010...........    $10.11       $12.75        2,719
   01/01/2011 to 12/31/2011...........    $12.75       $10.40            0
   01/01/2012 to 12/31/2012...........    $10.40       $10.97            0
   01/01/2013 to 12/31/2013...........    $10.97       $12.64            0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.56            0
   01/01/2006 to 12/31/2006...........    $ 9.56       $ 8.60            0
   01/01/2007 to 12/31/2007...........    $ 8.60       $ 8.41            0
   01/01/2008 to 12/31/2008...........    $ 8.41       $11.45            0
   01/01/2009 to 12/31/2009...........    $11.45       $ 8.03        1,342
   01/01/2010 to 12/31/2010...........    $ 8.03       $ 6.42          269
   01/01/2011 to 12/31/2011...........    $ 6.42       $ 5.69            0
   01/01/2012 to 12/31/2012...........    $ 5.69       $ 4.61            0
   01/01/2013 to 12/31/2013...........    $ 4.61       $ 3.30            0
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.51            0
   01/01/2006 to 12/31/2006...........    $13.51       $12.60            0
   01/01/2007 to 12/31/2007...........    $12.60       $12.11            0
   01/01/2008 to 12/31/2008...........    $12.11       $12.00            0
   01/01/2009 to 12/31/2009...........    $12.00       $12.10            0
   01/01/2010 to 12/31/2010...........    $12.10       $12.37            0
   01/01/2011 to 12/31/2011...........    $12.37       $12.82            0
   01/01/2012 to 12/31/2012...........    $12.82       $17.54            0
   01/01/2013 to 12/31/2013...........    $17.54       $28.73            0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.14            0
   01/01/2006 to 12/31/2006...........    $10.14       $11.21            0
   01/01/2007 to 12/31/2007...........    $11.21       $11.29            0
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.84            0
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.27        3,484
   01/01/2010 to 12/31/2010...........    $ 8.27       $ 9.06            0
   01/01/2011 to 12/31/2011...........    $ 9.06       $ 8.81          816
   01/01/2012 to 12/31/2012...........    $ 8.81       $ 9.76          998
   01/01/2013 to 12/31/2013...........    $ 9.76       $12.31            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.75            0
   01/01/2006 to 12/31/2006...........    $ 9.75       $10.68            0
   01/01/2007 to 12/31/2007...........    $10.68       $11.17            0
   01/01/2008 to 12/31/2008...........    $11.17       $ 7.96            0
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.42          589
   01/01/2010 to 12/31/2010...........    $ 9.42       $10.75        7,197
   01/01/2011 to 12/31/2011...........    $10.75       $11.18          998
   01/01/2012 to 12/31/2012...........    $11.18       $12.05        1,744
   01/01/2013 to 12/31/2013...........    $12.05       $15.05        3,425
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.68            0
   01/01/2006 to 12/31/2006...........    $ 9.68       $10.55            0
   01/01/2007 to 12/31/2007...........    $10.55       $ 9.41            0
   01/01/2008 to 12/31/2008...........    $ 9.41       $ 6.28            0
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 7.99        4,595
   01/01/2010 to 12/31/2010...........    $ 7.99       $ 9.43        3,330
   01/01/2011 to 12/31/2011...........    $ 9.43       $ 9.67        1,240
   01/01/2012 to 12/31/2012...........    $ 9.67       $11.49        1,877
   01/01/2013 to 12/31/2013...........    $11.49       $15.63        4,895
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.44            0
   01/01/2006 to 12/31/2006...........    $10.44       $11.93            0
   01/01/2007 to 12/31/2007...........    $11.93       $13.29            0
   01/01/2008 to 12/31/2008...........    $13.29       $ 7.24            0
   01/01/2009 to 12/31/2009...........    $ 7.24       $ 9.31        8,044
   01/01/2010 to 12/31/2010...........    $ 9.31       $ 9.29        1,679
   01/01/2011 to 12/31/2011...........    $ 9.29       $ 8.23          907
   01/01/2012 to 12/31/2012...........    $ 8.23       $ 9.34        1,673
   01/01/2013 to 12/31/2013...........    $ 9.34       $11.04            0
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.55            0
   01/01/2006 to 12/31/2006...........    $10.55       $12.04            0
   01/01/2007 to 12/31/2007...........    $12.04       $ 9.47            0
   01/01/2008 to 12/31/2008...........    $ 9.47       $ 4.55            0
   01/01/2009 to 12/31/2009...........    $ 4.55       $ 5.09            0
   01/01/2010 to 12/31/2010...........    $ 5.09       $ 5.49            0
   01/01/2011 to 12/31/2011...........    $ 5.49       $ 4.60            0
   01/01/2012 to 12/31/2012...........    $ 4.60       $ 5.58            0
   01/01/2013 to 12/31/2013...........    $ 5.58       $ 7.17            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.48            0
   01/01/2006 to 12/31/2006...........    $10.48       $10.73            0
   01/01/2007 to 12/31/2007...........    $10.73       $11.12            0
   01/01/2008 to 12/31/2008...........    $11.12       $ 8.19            0
   01/01/2009 to 12/31/2009...........    $ 8.19       $ 9.52          699
   01/01/2010 to 12/31/2010...........    $ 9.52       $ 9.52          343
   01/01/2011 to 12/31/2011...........    $ 9.52       $10.19        3,455
   01/01/2012 to 12/31/2012...........    $10.19       $11.64        3,856
   01/01/2013 to 12/31/2013...........    $11.64       $15.82        6,927
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.08            0
   01/01/2006 to 12/31/2006...........    $10.08       $10.95            0
   01/01/2007 to 12/31/2007...........    $10.95       $11.90            0
   01/01/2008 to 12/31/2008...........    $11.90       $ 6.88            0
   01/01/2009 to 12/31/2009...........    $ 6.88       $ 8.31        4,134
   01/01/2010 to 12/31/2010...........    $ 8.31       $10.00        3,430
   01/01/2011 to 12/31/2011...........    $10.00       $ 9.55        1,594
   01/01/2012 to 12/31/2012...........    $ 9.55       $10.75        2,885
   01/01/2013 to 12/31/2013...........    $10.75       $14.45        3,596
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.74            0
   01/01/2006 to 12/31/2006...........    $12.74       $12.56            0
   01/01/2007 to 12/31/2007...........    $12.56       $13.46            0
   01/01/2008 to 12/31/2008...........    $13.46       $ 7.22            0
   01/01/2009 to 12/31/2009...........    $ 7.22       $12.45            0
   01/01/2010 to 12/31/2010...........    $12.45       $16.37            0
   01/01/2011 to 12/31/2011...........    $16.37       $14.82            0
   01/01/2012 to 12/31/2012...........    $14.82       $17.27            0
   01/01/2013 to 12/31/2013...........    $17.27       $25.47            0
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.41            0
   01/01/2006 to 12/31/2006...........    $13.41       $14.45            0
   01/01/2007 to 12/31/2007...........    $14.45       $12.65            0
   01/01/2008 to 12/31/2008...........    $12.65       $ 7.28            0
   01/01/2009 to 12/31/2009...........    $ 7.28       $ 7.81        4,425
   01/01/2010 to 12/31/2010...........    $ 7.81       $ 7.10          722
   01/01/2011 to 12/31/2011...........    $ 7.10       $ 5.62          248
   01/01/2012 to 12/31/2012...........    $ 5.62       $ 6.72        1,676
   01/01/2013 to 12/31/2013...........    $ 6.72       $ 9.69            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $10.01             0
   01/01/2006 to 12/31/2006...........    $10.01       $10.61             0
   01/01/2007 to 12/31/2007...........    $10.61       $11.04             0
   01/01/2008 to 12/31/2008...........    $11.04       $ 6.92             0
   01/01/2009 to 12/31/2009...........    $ 6.92       $ 8.73        40,553
   01/01/2010 to 12/31/2010...........    $ 8.73       $ 9.61         4,454
   01/01/2011 to 12/31/2011...........    $ 9.61       $ 9.64           353
   01/01/2012 to 12/31/2012...........    $ 9.64       $10.57           785
   01/01/2013 to 12/31/2013...........    $10.57       $13.43             0
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.22             0
   01/01/2006 to 12/31/2006...........    $10.22       $11.80             0
   01/01/2007 to 12/31/2007...........    $11.80       $11.49             0
   01/01/2008 to 12/31/2008...........    $11.49       $ 6.65             0
   01/01/2009 to 12/31/2009...........    $ 6.65       $ 7.73        44,390
   01/01/2010 to 12/31/2010...........    $ 7.73       $ 8.48           457
   01/01/2011 to 12/31/2011...........    $ 8.48       $ 8.14         4,407
   01/01/2012 to 12/31/2012...........    $ 8.14       $ 9.14             0
   01/01/2013 to 12/31/2013...........    $ 9.14       $11.55             0
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.78             0
   01/01/2006 to 12/31/2006...........    $10.78       $10.90             0
   01/01/2007 to 12/31/2007...........    $10.90       $11.84             0
   01/01/2008 to 12/31/2008...........    $11.84       $ 7.05             0
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 9.48         1,928
   01/01/2010 to 12/31/2010...........    $ 9.48       $11.84         3,897
   01/01/2011 to 12/31/2011...........    $11.84       $11.18           537
   01/01/2012 to 12/31/2012...........    $11.18       $12.54           415
   01/01/2013 to 12/31/2013...........    $12.54       $15.92             0
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.10       $10.62             0
   01/01/2006 to 12/31/2006...........    $10.62       $11.60             0
   01/01/2007 to 12/31/2007...........    $11.60       $11.39             0
   01/01/2008 to 12/31/2008...........    $11.39       $ 7.06             0
   01/01/2009 to 12/31/2009...........    $ 7.06       $ 8.98         1,667
   01/01/2010 to 12/31/2010...........    $ 8.98       $10.52         2,975
   01/01/2011 to 12/31/2011...........    $10.52       $ 9.83           459
   01/01/2012 to 12/31/2012...........    $ 9.83       $11.14         1,265
   01/01/2013 to 12/31/2013...........    $11.14       $14.32             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.57            0
   01/01/2006 to 12/31/2006...........    $10.57       $10.85            0
   01/01/2007 to 12/31/2007...........    $10.85       $12.40            0
   01/01/2008 to 12/31/2008...........    $12.40       $ 6.94            0
   01/01/2009 to 12/31/2009...........    $ 6.94       $10.26            0
   01/01/2010 to 12/31/2010...........    $10.26       $11.79            0
   01/01/2011 to 12/31/2011...........    $11.79       $11.64            0
   01/01/2012 to 12/31/2012...........    $11.64       $13.15            0
   01/01/2013 to 12/31/2013...........    $13.15       $17.18            0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.95            0
   01/01/2006 to 12/31/2006...........    $10.95       $12.84            0
   01/01/2007 to 12/31/2007...........    $12.84       $16.54            0
   01/01/2008 to 12/31/2008...........    $16.54       $10.14            0
   01/01/2009 to 12/31/2009...........    $10.14       $11.39        1,210
   01/01/2010 to 12/31/2010...........    $11.39       $13.05        2,407
   01/01/2011 to 12/31/2011...........    $13.05       $12.97        1,539
   01/01/2012 to 12/31/2012...........    $12.97       $12.98        1,877
   01/01/2013 to 12/31/2013...........    $12.98       $15.66            0
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.46            0
   01/01/2006 to 12/31/2006...........    $ 9.46       $10.32            0
   01/01/2007 to 12/31/2007...........    $10.32       $10.27            0
   01/01/2008 to 12/31/2008...........    $10.27       $ 8.04            0
   01/01/2009 to 12/31/2009...........    $ 8.04       $ 9.13            0
   01/01/2010 to 12/31/2010...........    $ 9.13       $ 8.93            0
   01/01/2011 to 12/31/2011...........    $ 8.93       $10.08            0
   01/01/2012 to 12/31/2012...........    $10.08       $10.97            0
   01/01/2013 to 12/31/2013...........    $10.97       $14.04            0
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.02            0
   01/01/2006 to 12/31/2006...........    $12.02       $12.55            0
   01/01/2007 to 12/31/2007...........    $12.55       $14.95            0
   01/01/2008 to 12/31/2008...........    $14.95       $10.06            0
   01/01/2009 to 12/31/2009...........    $10.06       $13.24        1,430
   01/01/2010 to 12/31/2010...........    $13.24       $17.12          999
   01/01/2011 to 12/31/2011...........    $17.12       $13.45            0
   01/01/2012 to 12/31/2012...........    $13.45       $11.18            0
   01/01/2013 to 12/31/2013...........    $11.18       $ 6.75            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.20            0
   01/01/2006 to 12/31/2006...........    $11.20       $14.43            0
   01/01/2007 to 12/31/2007...........    $14.43       $11.28            0
   01/01/2008 to 12/31/2008...........    $11.28       $ 6.44            0
   01/01/2009 to 12/31/2009...........    $ 6.44       $ 8.01        3,095
   01/01/2010 to 12/31/2010...........    $ 8.01       $ 9.72            0
   01/01/2011 to 12/31/2011...........    $ 9.72       $ 9.90          121
   01/01/2012 to 12/31/2012...........    $ 9.90       $11.28          148
   01/01/2013 to 12/31/2013...........    $11.28       $10.98            0
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.92       $ 9.10            0
   01/01/2006 to 12/31/2006...........    $ 9.10       $ 9.75            0
   01/01/2007 to 12/31/2007...........    $ 9.75       $ 8.99            0
   01/01/2008 to 12/31/2008...........    $ 8.99       $ 5.42            0
   01/01/2009 to 12/31/2009...........    $ 5.42       $ 6.97            0
   01/01/2010 to 12/31/2010...........    $ 6.97       $ 5.69            0
   01/01/2011 to 12/31/2011...........    $ 5.69       $ 3.46            0
   01/01/2012 to 12/31/2012...........    $ 3.46       $ 3.13            0
   01/01/2013 to 12/31/2013...........    $ 3.13       $ 3.55            0
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.67            0
   01/01/2006 to 12/31/2006...........    $10.67       $ 9.64            0
   01/01/2007 to 12/31/2007...........    $ 9.64       $10.04            0
   01/01/2008 to 12/31/2008...........    $10.04       $ 4.90            0
   01/01/2009 to 12/31/2009...........    $ 4.90       $ 7.82            0
   01/01/2010 to 12/31/2010...........    $ 7.82       $ 8.55            0
   01/01/2011 to 12/31/2011...........    $ 8.55       $ 7.99            0
   01/01/2012 to 12/31/2012...........    $ 7.99       $ 7.44            0
   01/01/2013 to 12/31/2013...........    $ 7.44       $ 9.66            0
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.96            0
   01/01/2006 to 12/31/2006...........    $ 8.96       $ 8.39            0
   01/01/2007 to 12/31/2007...........    $ 8.39       $ 7.93            0
   01/01/2008 to 12/31/2008...........    $ 7.93       $10.17            0
   01/01/2009 to 12/31/2009...........    $10.17       $ 6.39            0
   01/01/2010 to 12/31/2010...........    $ 6.39       $ 4.61            0
   01/01/2011 to 12/31/2011...........    $ 4.61       $ 4.11            0
   01/01/2012 to 12/31/2012...........    $ 4.11       $ 3.24            0
   01/01/2013 to 12/31/2013...........    $ 3.24       $ 2.28            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.16            0
   01/01/2006 to 12/31/2006...........    $ 9.16       $ 8.79            0
   01/01/2007 to 12/31/2007...........    $ 8.79       $ 7.56            0
   01/01/2008 to 12/31/2008...........    $ 7.56       $10.89            0
   01/01/2009 to 12/31/2009...........    $10.89       $ 6.28            0
   01/01/2010 to 12/31/2010...........    $ 6.28       $ 4.82            0
   01/01/2011 to 12/31/2011...........    $ 4.82       $ 4.19            0
   01/01/2012 to 12/31/2012...........    $ 4.19       $ 3.31            0
   01/01/2013 to 12/31/2013...........    $ 3.31       $ 2.27            0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.19            0
   01/01/2006 to 12/31/2006...........    $ 9.19       $ 7.88            0
   01/01/2007 to 12/31/2007...........    $ 7.88       $ 8.01            0
   01/01/2008 to 12/31/2008...........    $ 8.01       $ 9.67            0
   01/01/2009 to 12/31/2009...........    $ 9.67       $ 6.36            0
   01/01/2010 to 12/31/2010...........    $ 6.36       $ 4.39            0
   01/01/2011 to 12/31/2011...........    $ 4.39       $ 3.88            0
   01/01/2012 to 12/31/2012...........    $ 3.88       $ 3.06            0
   01/01/2013 to 12/31/2013...........    $ 3.06       $ 2.05            0
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.50        2,613
   01/01/2006 to 12/31/2006...........    $10.50       $11.10          901
   01/01/2007 to 12/31/2007...........    $11.10       $11.23          899
   01/01/2008 to 12/31/2008...........    $11.23       $ 7.20            0
   01/01/2009 to 12/31/2009...........    $ 7.20       $ 8.84            0
   01/01/2010 to 12/31/2010...........    $ 8.84       $10.81        2,784
   01/01/2011 to 12/31/2011...........    $10.81       $10.64          138
   01/01/2012 to 12/31/2012...........    $10.64       $11.64          153
   01/01/2013 to 12/31/2013...........    $11.64       $15.90            0
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.32          499
   01/01/2006 to 12/31/2006...........    $10.32       $11.78          470
   01/01/2007 to 12/31/2007...........    $11.78       $10.63          545
   01/01/2008 to 12/31/2008...........    $10.63       $ 7.16          580
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 8.39          586
   01/01/2010 to 12/31/2010...........    $ 8.39       $ 9.96        3,373
   01/01/2011 to 12/31/2011...........    $ 9.96       $ 9.29          623
   01/01/2012 to 12/31/2012...........    $ 9.29       $10.50          603
   01/01/2013 to 12/31/2013...........    $10.50       $14.05          455

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.56            0
   01/01/2006 to 12/31/2006...........    $10.56       $11.10            0
   01/01/2007 to 12/31/2007...........    $11.10       $12.35            0
   01/01/2008 to 12/31/2008...........    $12.35       $ 6.68            0
   01/01/2009 to 12/31/2009...........    $ 6.68       $10.49            0
   01/01/2010 to 12/31/2010...........    $10.49       $11.30            0
   01/01/2011 to 12/31/2011...........    $11.30       $10.84            0
   01/01/2012 to 12/31/2012...........    $10.84       $11.62            0
   01/01/2013 to 12/31/2013...........    $11.62       $14.15            0
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.76            0
   01/01/2006 to 12/31/2006...........    $ 9.76       $12.74            0
   01/01/2007 to 12/31/2007...........    $12.74       $13.43            0
   01/01/2008 to 12/31/2008...........    $13.43       $ 8.56            0
   01/01/2009 to 12/31/2009...........    $ 8.56       $ 8.94            0
   01/01/2010 to 12/31/2010...........    $ 8.94       $10.06            0
   01/01/2011 to 12/31/2011...........    $10.06       $ 9.96          905
   01/01/2012 to 12/31/2012...........    $ 9.96       $11.29        2,223
   01/01/2013 to 12/31/2013...........    $11.29       $12.30          716
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.57            0
   01/01/2006 to 12/31/2006...........    $10.57       $ 9.81            0
   01/01/2007 to 12/31/2007...........    $ 9.81       $10.50            0
   01/01/2008 to 12/31/2008...........    $10.50       $15.29            0
   01/01/2009 to 12/31/2009...........    $15.29       $10.02        1,056
   01/01/2010 to 12/31/2010...........    $10.02       $10.73          328
   01/01/2011 to 12/31/2011...........    $10.73       $14.98        1,042
   01/01/2012 to 12/31/2012...........    $14.98       $14.71          323
   01/01/2013 to 12/31/2013...........    $14.71       $11.57            0
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.27            0
   01/01/2006 to 12/31/2006...........    $10.27       $12.29            0
   01/01/2007 to 12/31/2007...........    $12.29       $12.05            0
   01/01/2008 to 12/31/2008...........    $12.05       $ 3.82            0
   01/01/2009 to 12/31/2009...........    $ 3.82       $ 5.37            0
   01/01/2010 to 12/31/2010...........    $ 5.37       $ 6.38            0
   01/01/2011 to 12/31/2011...........    $ 6.38       $ 5.91            0
   01/01/2012 to 12/31/2012...........    $ 5.91       $ 7.41            0
   01/01/2013 to 12/31/2013...........    $ 7.41       $12.11            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.41            0
   01/01/2006 to 12/31/2006...........    $11.41       $12.27            0
   01/01/2007 to 12/31/2007...........    $12.27       $12.65            0
   01/01/2008 to 12/31/2008...........    $12.65       $ 4.00            0
   01/01/2009 to 12/31/2009...........    $ 4.00       $ 6.45            0
   01/01/2010 to 12/31/2010...........    $ 6.45       $ 9.39            0
   01/01/2011 to 12/31/2011...........    $ 9.39       $ 7.88            0
   01/01/2012 to 12/31/2012...........    $ 7.88       $10.15            0
   01/01/2013 to 12/31/2013...........    $10.15       $16.85            0
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.06            0
   01/01/2006 to 12/31/2006...........    $11.06       $11.28            0
   01/01/2007 to 12/31/2007...........    $11.28       $14.10            0
   01/01/2008 to 12/31/2008...........    $14.10       $ 3.74            0
   01/01/2009 to 12/31/2009...........    $ 3.74       $ 7.97            0
   01/01/2010 to 12/31/2010...........    $ 7.97       $10.48            0
   01/01/2011 to 12/31/2011...........    $10.48       $10.07            0
   01/01/2012 to 12/31/2012...........    $10.07       $13.10            0
   01/01/2013 to 12/31/2013...........    $13.10       $22.81            0
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.12       $10.68            0
   01/01/2006 to 12/31/2006...........    $10.68       $13.09            0
   01/01/2007 to 12/31/2007...........    $13.09       $11.05            0
   01/01/2008 to 12/31/2008...........    $11.05       $ 3.63            0
   01/01/2009 to 12/31/2009...........    $ 3.63       $ 4.95            0
   01/01/2010 to 12/31/2010...........    $ 4.95       $ 7.15            0
   01/01/2011 to 12/31/2011...........    $ 7.15       $ 5.64            0
   01/01/2012 to 12/31/2012...........    $ 5.64       $ 7.11            0
   01/01/2013 to 12/31/2013...........    $ 7.11       $12.90            0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.62            0
   01/01/2006 to 12/31/2006...........    $10.62       $12.32            0
   01/01/2007 to 12/31/2007...........    $12.32       $13.87            0
   01/01/2008 to 12/31/2008...........    $13.87       $ 9.35            0
   01/01/2009 to 12/31/2009...........    $ 9.35       $10.07            0
   01/01/2010 to 12/31/2010...........    $10.07       $10.37            0
   01/01/2011 to 12/31/2011...........    $10.37       $11.85        1,095
   01/01/2012 to 12/31/2012...........    $11.85       $11.54        1,471
   01/01/2013 to 12/31/2013...........    $11.54       $12.72          679

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.20        2,986
   01/01/2006 to 12/31/2006...........    $11.20       $13.19        2,963
   01/01/2007 to 12/31/2007...........    $13.19       $15.33        2,245
   01/01/2008 to 12/31/2008...........    $15.33       $ 7.41        2,889
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.88        2,362
   01/01/2010 to 12/31/2010...........    $ 9.88       $10.96        2,206
   01/01/2011 to 12/31/2011...........    $10.96       $ 9.07        1,213
   01/01/2012 to 12/31/2012...........    $ 9.07       $10.79        1,057
   01/01/2013 to 12/31/2013...........    $10.79       $12.47        2,560
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.10       $10.50            0
   01/01/2006 to 12/31/2006...........    $10.50       $10.51            0
   01/01/2007 to 12/31/2007...........    $10.51       $10.65            0
   01/01/2008 to 12/31/2008...........    $10.65       $ 7.46            0
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 8.26            0
   01/01/2010 to 12/31/2010...........    $ 8.26       $ 9.58            0
   01/01/2011 to 12/31/2011...........    $ 9.58       $10.11        2,066
   01/01/2012 to 12/31/2012...........    $10.11       $10.76        2,519
   01/01/2013 to 12/31/2013...........    $10.76       $14.88            0
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.45            0
   01/01/2006 to 12/31/2006...........    $10.45       $11.34            0
   01/01/2007 to 12/31/2007...........    $11.34       $12.07            0
   01/01/2008 to 12/31/2008...........    $12.07       $ 6.48            0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 7.12            0
   01/01/2010 to 12/31/2010...........    $ 7.12       $ 8.24            0
   01/01/2011 to 12/31/2011...........    $ 8.24       $ 7.88            0
   01/01/2012 to 12/31/2012...........    $ 7.88       $ 8.66            0
   01/01/2013 to 12/31/2013...........    $ 8.66       $11.44            0
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.55            0
   01/01/2006 to 12/31/2006...........    $ 9.55       $11.66            0
   01/01/2007 to 12/31/2007...........    $11.66       $11.42            0
   01/01/2008 to 12/31/2008...........    $11.42       $ 7.94            0
   01/01/2009 to 12/31/2009...........    $ 7.94       $ 8.80            0
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.99            0
   01/01/2011 to 12/31/2011...........    $ 9.99       $10.46            0
   01/01/2012 to 12/31/2012...........    $10.46       $11.27            0
   01/01/2013 to 12/31/2013...........    $11.27       $14.34            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.69            0
   01/01/2006 to 12/31/2006...........    $ 9.69       $11.13            0
   01/01/2007 to 12/31/2007...........    $11.13       $10.94            0
   01/01/2008 to 12/31/2008...........    $10.94       $ 6.33            0
   01/01/2009 to 12/31/2009...........    $ 6.33       $ 7.02        6,622
   01/01/2010 to 12/31/2010...........    $ 7.02       $ 7.96        6,353
   01/01/2011 to 12/31/2011...........    $ 7.96       $ 8.20            0
   01/01/2012 to 12/31/2012...........    $ 8.20       $ 8.42            0
   01/01/2013 to 12/31/2013...........    $ 8.42       $10.50            0
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.13            0
   01/01/2006 to 12/31/2006...........    $11.13       $11.14            0
   01/01/2007 to 12/31/2007...........    $11.14       $12.80            0
   01/01/2008 to 12/31/2008...........    $12.80       $ 5.62            0
   01/01/2009 to 12/31/2009...........    $ 5.62       $ 5.86            0
   01/01/2010 to 12/31/2010...........    $ 5.86       $ 7.43            0
   01/01/2011 to 12/31/2011...........    $ 7.43       $ 5.44            0
   01/01/2012 to 12/31/2012...........    $ 5.44       $ 6.42            0
   01/01/2013 to 12/31/2013...........    $ 6.42       $ 8.21            0
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.11            0
   01/01/2006 to 12/31/2006...........    $10.11       $11.65            0
   01/01/2007 to 12/31/2007...........    $11.65       $11.65            0
   01/01/2008 to 12/31/2008...........    $11.65       $ 7.20            0
   01/01/2009 to 12/31/2009...........    $ 7.20       $ 8.18            0
   01/01/2010 to 07/16/2010...........    $ 8.18       $ 7.81            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.86       $10.65          970
   01/01/2011 to 12/31/2011...........    $10.65       $ 9.04          581
   01/01/2012 to 12/31/2012...........    $ 9.04       $ 9.99          567
   01/01/2013 to 12/31/2013...........    $ 9.99       $11.65          548

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.81       $ 9.05           736
   01/01/2011 to 12/31/2011...........    $ 9.05       $ 8.61             0
   01/01/2012 to 12/31/2012...........    $ 8.61       $10.01             0
   01/01/2013 to 12/31/2013...........    $10.01       $12.68             0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.87       $13.63        12,116
   01/01/2011 to 12/31/2011...........    $13.63       $12.55         5,363
   01/01/2012 to 12/31/2012...........    $12.55       $14.74         4,519
   01/01/2013 to 12/31/2013...........    $14.74       $20.10         6,930
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.18           612
   01/01/2011 to 12/31/2011...........    $12.18       $11.34             0
   01/01/2012 to 12/31/2012...........    $11.34       $11.92             0
   01/01/2013 to 12/31/2013...........    $11.92       $17.45             0

*  Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: WITH LT5, HDV, AND EBP (3.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   05/02/2005* to 12/31/2005..........    $10.00       $10.47             0
   01/01/2006 to 12/31/2006...........    $10.47       $11.12             0
   01/01/2007 to 12/31/2007...........    $11.12       $11.35             0
   01/01/2008 to 12/31/2008...........    $11.35       $10.50             0
   01/01/2009 to 12/31/2009...........    $10.50       $11.90             0
   01/01/2010 to 12/31/2010...........    $11.90       $13.44             0
   01/01/2011 to 12/31/2011...........    $13.44       $13.39             0
   01/01/2012 to 12/31/2012...........    $13.39       $14.83             0
   01/01/2013 to 12/31/2013...........    $14.83       $15.82             0
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.01             0
   01/01/2006 to 12/31/2006...........    $10.01       $10.85        18,249
   01/01/2007 to 12/31/2007...........    $10.85       $11.49        19,931
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.60        38,177
   01/01/2009 to 12/31/2009...........    $ 7.60       $ 9.17        46,682
   01/01/2010 to 12/31/2010...........    $ 9.17       $ 9.95        47,467
   01/01/2011 to 12/31/2011...........    $ 9.95       $ 9.40        47,097
   01/01/2012 to 12/31/2012...........    $ 9.40       $10.26        46,247
   01/01/2013 to 12/31/2013...........    $10.26       $10.95        46,099
AST ADVANCED STRATEGIES PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.54             0
   01/01/2007 to 12/31/2007...........    $10.54       $11.20         7,920
   01/01/2008 to 12/31/2008...........    $11.20       $ 7.63        13,497
   01/01/2009 to 12/31/2009...........    $ 7.63       $ 9.33        10,122
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.30         9,458
   01/01/2011 to 12/31/2011...........    $10.30       $10.00         9,294
   01/01/2012 to 12/31/2012...........    $10.00       $11.02         5,212
   01/01/2013 to 12/31/2013...........    $11.02       $12.46         2,887

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ALGER ALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.09       $11.59            0
AST ALLIANCEBERNSTEIN GROWTH + VALUE PORTFOLIO
   03/14/2005 to 12/02/2005...........    $10.05       $11.21            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.07       $10.22            0
   01/01/2006 to 12/31/2006...........    $10.22       $11.58            0
   01/01/2007 to 12/31/2007...........    $11.58       $11.22            0
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.10            0
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 8.11            0
   01/01/2010 to 12/31/2010...........    $ 8.11       $ 8.96            0
   01/01/2011 to 12/31/2011...........    $ 8.96       $ 9.00            0
   01/01/2012 to 05/04/2012...........    $ 9.00       $ 9.74            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.02            0
   01/01/2006 to 12/31/2006...........    $10.02       $10.74            0
   01/01/2007 to 12/31/2007...........    $10.74       $11.36        4,610
   01/01/2008 to 12/31/2008...........    $11.36       $ 7.86        4,379
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 9.40        6,761
   01/01/2010 to 12/31/2010...........    $ 9.40       $10.24        4,366
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.81        4,220
   01/01/2012 to 12/31/2012...........    $ 9.81       $10.71        4,153
   01/01/2013 to 12/31/2013...........    $10.71       $12.22        1,868
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.08            0
   01/01/2012 to 12/31/2012...........    $ 9.08       $ 9.86        1,253
   01/01/2013 to 12/31/2013...........    $ 9.86       $10.60        1,244
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.40            0
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009..........    $ 9.96       $ 9.93            0
   01/01/2010 to 12/31/2010...........    $ 9.93       $10.53            0
   01/01/2011 to 12/31/2011...........    $10.53       $10.87            0
   01/01/2012 to 12/31/2012...........    $10.87       $10.86            0
   01/01/2013 to 12/31/2013...........    $10.86       $10.50            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009..........    $ 9.94       $ 9.55          0
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.24          0
   01/01/2011 to 12/31/2011...........    $10.24       $10.89          0
   01/01/2012 to 12/31/2012...........    $10.89       $11.00          0
   01/01/2013 to 12/31/2013...........    $11.00       $10.60          0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.63          0
   01/01/2011 to 12/31/2011...........    $10.63       $11.49          0
   01/01/2012 to 12/31/2012...........    $11.49       $11.71          0
   01/01/2013 to 12/31/2013...........    $11.71       $11.13          0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009..........    $ 9.92       $ 9.61          0
   01/01/2010 to 12/31/2010...........    $ 9.61       $10.37          0
   01/01/2011 to 12/31/2011...........    $10.37       $11.42          0
   01/01/2012 to 12/31/2012...........    $11.42       $11.71          0
   01/01/2013 to 12/31/2013...........    $11.71       $11.00          0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009..........    $ 9.91       $ 9.51          0
   01/01/2010 to 12/31/2010...........    $ 9.51       $10.28          0
   01/01/2011 to 12/31/2011...........    $10.28       $11.56          0
   01/01/2012 to 12/31/2012...........    $11.56       $11.87          0
   01/01/2013 to 12/31/2013...........    $11.87       $10.96          0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009..........    $ 9.88       $ 9.19          0
   01/01/2010 to 12/31/2010...........    $ 9.19       $ 9.97          0
   01/01/2011 to 12/31/2011...........    $ 9.97       $11.48          0
   01/01/2012 to 12/31/2012...........    $11.48       $11.84          0
   01/01/2013 to 12/31/2013...........    $11.84       $10.74          0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $10.87          0
   01/01/2011 to 12/31/2011...........    $10.87       $12.69          0
   01/01/2012 to 12/31/2012...........    $12.69       $13.14          0
   01/01/2013 to 12/31/2013...........    $13.14       $11.86          0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $11.87          0
   01/01/2012 to 12/31/2012...........    $11.87       $12.19          0
   01/01/2013 to 12/31/2013...........    $12.19       $10.67          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.27             0
   01/01/2013 to 12/31/2013...........    $10.27       $ 8.95             0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.64             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.00             0
   01/01/2006 to 12/31/2006...........    $10.00       $11.02         2,672
   01/01/2007 to 12/31/2007...........    $11.02       $11.73        10,225
   01/01/2008 to 12/31/2008...........    $11.73       $ 7.40        11,699
   01/01/2009 to 12/31/2009...........    $ 7.40       $ 9.00        10,125
   01/01/2010 to 12/31/2010...........    $ 9.00       $ 9.90         9,470
   01/01/2011 to 12/31/2011...........    $ 9.90       $ 9.37         9,327
   01/01/2012 to 12/31/2012...........    $ 9.37       $10.33        11,241
   01/01/2013 to 12/31/2013...........    $10.33       $12.30         5,949
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.53             0
AST COHEN & STEERS REALTY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.15       $11.88             0
   01/01/2006 to 12/31/2006...........    $11.88       $15.76             0
   01/01/2007 to 12/31/2007...........    $15.76       $12.24             0
   01/01/2008 to 12/31/2008...........    $12.24       $ 7.71             0
   01/01/2009 to 12/31/2009...........    $ 7.71       $ 9.87             0
   01/01/2010 to 12/31/2010...........    $ 9.87       $12.32             0
   01/01/2011 to 12/31/2011...........    $12.32       $12.73             0
   01/01/2012 to 12/31/2012...........    $12.73       $14.25             0
   01/01/2013 to 12/31/2013...........    $14.25       $14.25             0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.90             0
   01/01/2006 to 12/31/2006...........    $ 9.90       $11.53             0
   01/01/2007 to 12/31/2007...........    $11.53       $ 9.19             0
   01/01/2008 to 07/18/2008...........    $ 9.19       $ 8.36             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.60             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.84            0
   01/01/2006 to 12/31/2006...........    $10.84       $11.87            0
   01/01/2007 to 12/31/2007...........    $11.87       $12.80            0
   01/01/2008 to 12/31/2008...........    $12.80       $ 6.94            0
   01/01/2009 to 12/31/2009...........    $ 6.94       $ 8.93            0
   01/01/2010 to 12/31/2010...........    $ 8.93       $11.48            0
   01/01/2011 to 12/31/2011...........    $11.48       $ 9.68            0
   01/01/2012 to 12/31/2012...........    $ 9.68       $11.27            0
   01/01/2013 to 12/31/2013...........    $11.27       $15.40            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.98            0
   01/01/2008 to 12/31/2008...........    $ 9.98       $ 7.05            0
   01/01/2009 to 12/31/2009...........    $ 7.05       $ 8.29            0
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.11            0
   01/01/2011 to 12/31/2011...........    $ 9.11       $ 8.62            0
   01/01/2012 to 12/31/2012...........    $ 8.62       $ 9.50            0
   01/01/2013 to 12/31/2013...........    $ 9.50       $10.99            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.47            0
   01/01/2007 to 12/31/2007...........    $10.47       $11.02        5,264
   01/01/2008 to 12/31/2008...........    $11.02       $ 7.00        5,327
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.41        2,711
   01/01/2010 to 12/31/2010...........    $ 8.41       $ 9.33        2,039
   01/01/2011 to 12/31/2011...........    $ 9.33       $ 8.92        2,051
   01/01/2012 to 12/31/2012...........    $ 8.92       $ 9.57        2,075
   01/01/2013 to 12/31/2013...........    $ 9.57       $10.65        2,119
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.43            0
   01/01/2009 to 11/13/2009...........    $ 7.43       $ 8.21            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.65        1,180
   01/01/2013 to 12/31/2013...........    $10.65       $12.86            0
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.72            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.17       $ 6.08            0
   01/01/2009 to 12/31/2009...........    $ 6.08       $ 7.96            0
   01/01/2010 to 12/31/2010...........    $ 7.96       $ 9.28            0
   01/01/2011 to 12/31/2011...........    $ 9.28       $ 8.55            0
   01/01/2012 to 12/31/2012...........    $ 8.55       $10.52            0
   01/01/2013 to 12/31/2013...........    $10.52       $10.64            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.64          0
   01/01/2006 to 12/31/2006...........    $10.64       $11.35          0
   01/01/2007 to 12/31/2007...........    $11.35       $12.55          0
   01/01/2008 to 12/31/2008...........    $12.55       $ 7.27          0
   01/01/2009 to 12/31/2009...........    $ 7.27       $10.54          0
   01/01/2010 to 12/31/2010...........    $10.54       $11.27          0
   01/01/2011 to 12/31/2011...........    $11.27       $10.50          0
   01/01/2012 to 12/31/2012...........    $10.50       $12.20          0
   01/01/2013 to 12/31/2013...........    $12.20       $15.35          0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.15          0
   01/01/2006 to 12/31/2006...........    $10.15       $11.55          0
   01/01/2007 to 12/31/2007...........    $11.55       $11.77          0
   01/01/2008 to 12/31/2008...........    $11.77       $ 6.77          0
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 7.83          0
   01/01/2010 to 12/31/2010...........    $ 7.83       $ 8.57          0
   01/01/2011 to 12/31/2011...........    $ 8.57       $ 7.86          0
   01/01/2012 to 12/31/2012...........    $ 7.86       $ 9.12          0
   01/01/2013 to 12/31/2013...........    $ 9.12       $11.82          0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $10.46          0
   01/01/2006 to 12/31/2006...........    $10.46       $10.78          0
   01/01/2007 to 12/31/2007...........    $10.78       $12.48          0
   01/01/2008 to 12/31/2008...........    $12.48       $ 7.17          0
   01/01/2009 to 12/31/2009...........    $ 7.17       $10.92          0
   01/01/2010 to 12/31/2010...........    $10.92       $12.70          0
   01/01/2011 to 12/31/2011...........    $12.70       $11.95          0
   01/01/2012 to 12/31/2012...........    $11.95       $13.86          0
   01/01/2013 to 12/31/2013...........    $13.86       $17.78          0
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.15          0
   01/01/2008 to 12/31/2008...........    $10.15       $ 7.46          0
   01/01/2009 to 12/31/2009...........    $ 7.46       $ 8.93          0
   01/01/2010 to 12/31/2010...........    $ 8.93       $ 9.67          0
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.33          0
   01/01/2012 to 12/31/2012...........    $ 9.33       $ 9.97          0
   01/01/2013 to 12/31/2013...........    $ 9.97       $10.62          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.44          0
   01/01/2006 to 12/31/2006...........    $10.44       $11.87          0
   01/01/2007 to 12/31/2007...........    $11.87       $10.92          0
   01/01/2008 to 12/31/2008...........    $10.92       $ 7.77          0
   01/01/2009 to 12/31/2009...........    $ 7.77       $ 9.56          0
   01/01/2010 to 12/31/2010...........    $ 9.56       $11.76          0
   01/01/2011 to 12/31/2011...........    $11.76       $11.56          0
   01/01/2012 to 12/31/2012...........    $11.56       $12.97          0
   01/01/2013 to 12/31/2013...........    $12.97       $17.46          0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.59          0
   01/01/2006 to 12/31/2006...........    $10.59       $12.51          0
   01/01/2007 to 12/31/2007...........    $12.51       $12.28          0
   01/01/2008 to 12/31/2008...........    $12.28       $ 7.47          0
   01/01/2009 to 12/31/2009...........    $ 7.47       $ 8.56          0
   01/01/2010 to 12/31/2010...........    $ 8.56       $ 9.34          0
   01/01/2011 to 12/31/2011...........    $ 9.34       $ 9.02          0
   01/01/2012 to 12/31/2012...........    $ 9.02       $ 9.92          0
   01/01/2013 to 12/31/2013...........    $ 9.92       $12.95          0
AST HIGH YIELD PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.75          0
   01/01/2006 to 12/31/2006...........    $ 9.75       $10.43          0
   01/01/2007 to 12/31/2007...........    $10.43       $10.37          0
   01/01/2008 to 12/31/2008...........    $10.37       $ 7.49          0
   01/01/2009 to 12/31/2009...........    $ 7.49       $ 9.85          0
   01/01/2010 to 12/31/2010...........    $ 9.85       $10.84          0
   01/01/2011 to 12/31/2011...........    $10.84       $10.85          0
   01/01/2012 to 12/31/2012...........    $10.85       $11.99          0
   01/01/2013 to 12/31/2013...........    $11.99       $12.46          0
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $11.16          0
   01/01/2006 to 12/31/2006...........    $11.16       $13.10          0
   01/01/2007 to 12/31/2007...........    $13.10       $15.12          0
   01/01/2008 to 12/31/2008...........    $15.12       $ 7.30          0
   01/01/2009 to 12/31/2009...........    $ 7.30       $ 9.58          0
   01/01/2010 to 12/31/2010...........    $ 9.58       $10.64          0
   01/01/2011 to 12/31/2011...........    $10.64       $ 8.99          0
   01/01/2012 to 12/31/2012...........    $ 8.99       $10.49          0
   01/01/2013 to 12/31/2013...........    $10.49       $12.12          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.92       $10.59            0
   01/01/2006 to 12/31/2006...........    $10.59       $13.09            0
   01/01/2007 to 12/31/2007...........    $13.09       $14.95            0
   01/01/2008 to 12/31/2008...........    $14.95       $ 8.12            0
   01/01/2009 to 12/31/2009...........    $ 8.12       $10.28            0
   01/01/2010 to 12/31/2010...........    $10.28       $11.08            0
   01/01/2011 to 12/31/2011...........    $11.08       $ 9.40            0
   01/01/2012 to 12/31/2012...........    $ 9.40       $10.64            0
   01/01/2013 to 12/31/2013...........    $10.64       $12.33            0
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.17            0
   01/01/2008 to 12/31/2008...........    $10.17       $ 6.84            0
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.40            0
   01/01/2010 to 12/31/2010...........    $ 8.40       $ 9.27            0
   01/01/2011 to 12/31/2011...........    $ 9.27       $ 8.95            0
   01/01/2012 to 12/31/2012...........    $ 8.95       $ 9.86            0
   01/01/2013 to 12/31/2013...........    $ 9.86       $11.12            0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.91       $10.53            0
   01/01/2006 to 12/31/2006...........    $10.53       $12.55            0
   01/01/2007 to 12/31/2007...........    $12.55       $13.32            0
   01/01/2008 to 12/31/2008...........    $13.32       $ 7.57            0
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.98            0
   01/01/2010 to 12/31/2010...........    $ 9.98       $10.38            0
   01/01/2011 to 12/31/2011...........    $10.38       $ 9.14            0
   01/01/2012 to 12/31/2012...........    $ 9.14       $10.81            0
   01/01/2013 to 12/31/2013...........    $10.81       $12.10            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.50            0
   01/01/2006 to 12/31/2006...........    $10.50       $11.32            0
   01/01/2007 to 12/31/2007...........    $11.32       $11.20            0
   01/01/2008 to 12/31/2008...........    $11.20       $ 8.95            0
   01/01/2009 to 12/31/2009...........    $ 8.95       $10.59        2,115
   01/01/2010 to 12/31/2010...........    $10.59       $11.02            0
   01/01/2011 to 12/31/2011...........    $11.02       $10.72            0
   01/01/2012 to 12/31/2012...........    $10.72       $11.51        4,288
   01/01/2013 to 12/31/2013...........    $11.51       $12.40            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.27          0
   01/01/2010 to 12/31/2010...........    $10.27       $11.09          0
   01/01/2011 to 12/31/2011...........    $11.09       $10.83          0
   01/01/2012 to 12/31/2012...........    $10.83       $12.10          0
   01/01/2013 to 12/31/2013...........    $12.10       $16.02          0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.14       $10.28          0
   01/01/2010 to 12/31/2010...........    $10.28       $11.34          0
   01/01/2011 to 12/31/2011...........    $11.34       $10.36          0
   01/01/2012 to 12/31/2012...........    $10.36       $11.37          0
   01/01/2013 to 12/31/2013...........    $11.37       $14.50          0
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.44          0
   01/01/2006 to 12/31/2006...........    $10.44       $11.99          0
   01/01/2007 to 12/31/2007...........    $11.99       $11.29          0
   01/01/2008 to 12/31/2008...........    $11.29       $ 6.40          0
   01/01/2009 to 12/31/2009...........    $ 6.40       $ 7.42          0
   01/01/2010 to 12/31/2010...........    $ 7.42       $ 8.14          0
   01/01/2011 to 12/31/2011...........    $ 8.14       $ 7.57          0
   01/01/2012 to 12/31/2012...........    $ 7.57       $ 8.58          0
   01/01/2013 to 12/31/2013...........    $ 8.58       $11.64          0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.12       $10.78          0
   01/01/2006 to 12/31/2006...........    $10.78       $11.21          0
   01/01/2007 to 12/31/2007...........    $11.21       $12.50          0
   01/01/2008 to 12/31/2008...........    $12.50       $ 6.83          0
   01/01/2009 to 12/31/2009...........    $ 6.83       $ 8.60          0
   01/01/2010 to 12/31/2010...........    $ 8.60       $ 9.99          0
   01/01/2011 to 12/31/2011...........    $ 9.99       $ 9.60          0
   01/01/2012 to 12/31/2012...........    $ 9.60       $10.46          0
   01/01/2013 to 12/31/2013...........    $10.46       $13.86          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.84          0
   01/01/2006 to 12/31/2006...........    $ 9.84       $10.48          0
   01/01/2007 to 12/31/2007...........    $10.48       $10.78          0
   01/01/2008 to 12/31/2008...........    $10.78       $ 8.03          0
   01/01/2009 to 12/31/2009...........    $ 8.03       $10.48          0
   01/01/2010 to 12/31/2010...........    $10.48       $11.53          0
   01/01/2011 to 12/31/2011...........    $11.53       $12.32          0
   01/01/2012 to 12/31/2012...........    $12.32       $12.66          0
   01/01/2013 to 12/31/2013...........    $12.66       $12.03          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.96       $10.36          0
   01/01/2006 to 12/31/2006...........    $10.36       $12.49          0
   01/01/2007 to 12/31/2007...........    $12.49       $13.25          0
   01/01/2008 to 12/31/2008...........    $13.25       $ 8.49          0
   01/01/2009 to 12/31/2009...........    $ 8.49       $10.83          0
   01/01/2010 to 12/31/2010...........    $10.83       $11.77          0
   01/01/2011 to 12/31/2011...........    $11.77       $11.06          0
   01/01/2012 to 12/31/2012...........    $11.06       $13.20          0
   01/01/2013 to 12/31/2013...........    $13.20       $16.34          0
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.64          0
   01/01/2006 to 12/31/2006...........    $10.64       $11.32          0
   01/01/2007 to 12/31/2007...........    $11.32       $12.63          0
   01/01/2008 to 12/31/2008...........    $12.63       $ 7.81          0
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 9.41          0
   01/01/2010 to 12/31/2010...........    $ 9.41       $10.30          0
   01/01/2011 to 12/31/2011...........    $10.30       $ 9.93          0
   01/01/2012 to 12/31/2012...........    $ 9.93       $11.28          0
   01/01/2013 to 12/31/2013...........    $11.28       $14.95          0
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.14          0
   01/01/2013 to 12/31/2013...........    $10.14       $13.24          0
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.24          0
   01/01/2006 to 12/31/2006...........    $10.24       $11.34          0
   01/01/2007 to 12/31/2007...........    $11.34       $11.31          0
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.78          0
   01/01/2009 to 12/31/2009...........    $ 6.78       $ 9.14          0
   01/01/2010 to 12/31/2010...........    $ 9.14       $10.96          0
   01/01/2011 to 12/31/2011...........    $10.96       $10.26          0
   01/01/2012 to 12/31/2012...........    $10.26       $11.79          0
   01/01/2013 to 12/31/2013...........    $11.79       $15.14          0
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.99          0
   01/01/2006 to 12/31/2006...........    $ 9.99       $10.13          0
   01/01/2007 to 12/31/2007...........    $10.13       $10.31          0
   01/01/2008 to 12/31/2008...........    $10.31       $10.25          0
   01/01/2009 to 12/31/2009...........    $10.25       $ 9.97          0
   01/01/2010 to 12/31/2010...........    $ 9.97       $ 9.67          0
   01/01/2011 to 12/31/2011...........    $ 9.67       $ 9.38          0
   01/01/2012 to 12/31/2012...........    $ 9.38       $ 9.10          0
   01/01/2013 to 12/31/2013...........    $ 9.10       $ 8.83          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.76          0
   01/01/2006 to 12/31/2006...........    $10.76       $11.56          0
   01/01/2007 to 12/31/2007...........    $11.56       $11.57          0
   01/01/2008 to 12/31/2008...........    $11.57       $ 6.48          0
   01/01/2009 to 12/31/2009...........    $ 6.48       $ 8.84          0
   01/01/2010 to 12/31/2010...........    $ 8.84       $10.58          0
   01/01/2011 to 12/31/2011...........    $10.58       $10.01          0
   01/01/2012 to 12/31/2012...........    $10.01       $11.37          0
   01/01/2013 to 12/31/2013...........    $11.37       $15.67          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $11.21          0
   01/01/2006 to 12/31/2006...........    $11.21       $12.40          0
   01/01/2007 to 12/31/2007...........    $12.40       $14.70          0
   01/01/2008 to 12/31/2008...........    $14.70       $ 8.10          0
   01/01/2009 to 12/31/2009...........    $ 8.10       $10.20          0
   01/01/2010 to 12/31/2010...........    $10.20       $12.73          0
   01/01/2011 to 12/31/2011...........    $12.73       $12.56          0
   01/01/2012 to 12/31/2012...........    $12.56       $13.69          0
   01/01/2013 to 12/31/2013...........    $13.69       $17.60          0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.01       $10.20          0
   01/01/2006 to 12/31/2006...........    $10.20       $10.66          0
   01/01/2007 to 12/31/2007...........    $10.66       $12.27          0
   01/01/2008 to 12/31/2008...........    $12.27       $ 6.84          0
   01/01/2009 to 12/31/2009...........    $ 6.84       $ 8.13          0
   01/01/2010 to 12/31/2010...........    $ 8.13       $ 9.49          0
   01/01/2011 to 04/29/2011...........    $ 9.49       $10.59          0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.23          0
   01/01/2013 to 12/31/2013...........    $10.23       $11.80          0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.54          0
   01/01/2009 to 12/31/2009...........    $ 5.54       $ 8.95          0
   01/01/2010 to 12/31/2010...........    $ 8.95       $10.61          0
   01/01/2011 to 12/31/2011...........    $10.61       $ 8.21          0
   01/01/2012 to 12/31/2012...........    $ 8.21       $ 9.39          0
   01/01/2013 to 12/31/2013...........    $ 9.39       $ 9.13          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.94             0
   01/01/2006 to 12/31/2006...........    $ 9.94       $10.01             0
   01/01/2007 to 12/31/2007...........    $10.01       $10.37             0
   01/01/2008 to 12/31/2008...........    $10.37       $10.17             0
   01/01/2009 to 12/31/2009...........    $10.17       $10.88             0
   01/01/2010 to 12/31/2010...........    $10.88       $10.96             0
   01/01/2011 to 12/31/2011...........    $10.96       $10.87             0
   01/01/2012 to 12/31/2012...........    $10.87       $11.04             0
   01/01/2013 to 12/31/2013...........    $11.04       $10.48             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.04             0
   01/01/2006 to 12/31/2006...........    $10.04       $10.10             0
   01/01/2007 to 12/31/2007...........    $10.10       $10.61             0
   01/01/2008 to 12/31/2008...........    $10.61       $10.06             0
   01/01/2009 to 12/31/2009...........    $10.06       $11.37             0
   01/01/2010 to 12/31/2010...........    $11.37       $11.88             0
   01/01/2011 to 12/31/2011...........    $11.88       $11.89             0
   01/01/2012 to 12/31/2012...........    $11.89       $12.61             0
   01/01/2013 to 12/31/2013...........    $12.61       $12.00             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $10.03             0
   01/01/2006 to 12/31/2006...........    $10.03       $10.50             0
   01/01/2007 to 12/31/2007...........    $10.50       $11.07             0
   01/01/2008 to 12/31/2008...........    $11.07       $ 8.65         4,182
   01/01/2009 to 12/31/2009...........    $ 8.65       $10.07         4,180
   01/01/2010 to 12/31/2010...........    $10.07       $10.80        12,907
   01/01/2011 to 12/31/2011...........    $10.80       $10.58        12,856
   01/01/2012 to 12/31/2012...........    $10.58       $11.33        10,697
   01/01/2013 to 12/31/2013...........    $11.33       $12.00        10,759
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/20/2006* to 12/31/2006..........    $10.00       $10.37             0
   01/01/2007 to 12/31/2007...........    $10.37       $11.20         5,929
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.44        12,636
   01/01/2009 to 12/31/2009...........    $ 6.44       $ 7.87         9,746
   01/01/2010 to 12/31/2010...........    $ 7.87       $ 9.09         8,928
   01/01/2011 to 12/31/2011...........    $ 9.09       $ 8.27         8,851
   01/01/2012 to 12/31/2012...........    $ 8.27       $ 9.06         2,478
   01/01/2013 to 12/31/2013...........    $ 9.06       $10.28             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.28            0
   01/01/2006 to 12/31/2006...........    $10.28       $11.23            0
   01/01/2007 to 12/31/2007...........    $11.23       $11.12            0
   01/01/2008 to 12/31/2008...........    $11.12       $ 6.61            0
   01/01/2009 to 12/31/2009...........    $ 6.61       $ 7.81            0
   01/01/2010 to 12/31/2010...........    $ 7.81       $ 8.72            0
   01/01/2011 to 12/31/2011...........    $ 8.72       $ 8.75            0
   01/01/2012 to 12/31/2012...........    $ 8.75       $10.08            0
   01/01/2013 to 12/31/2013...........    $10.08       $12.95            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.82            0
   01/01/2012 to 12/31/2012...........    $ 8.82       $ 9.68            0
   01/01/2013 to 12/31/2013...........    $ 9.68       $11.49            0
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.02            0
   01/01/2008 to 12/31/2008...........    $10.02       $ 7.04        5,132
   01/01/2009 to 12/31/2009...........    $ 7.04       $ 8.43        7,751
   01/01/2010 to 12/31/2010...........    $ 8.43       $ 9.15        7,715
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 8.72        7,765
   01/01/2012 to 12/31/2012...........    $ 8.72       $ 9.32        6,447
   01/01/2013 to 12/31/2013...........    $ 9.32       $10.17        5,122
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.49            0
   01/01/2008 to 12/31/2008...........    $11.49       $ 7.22        1,469
   01/01/2009 to 12/31/2009...........    $ 7.22       $ 8.88        1,466
   01/01/2010 to 12/31/2010...........    $ 8.88       $ 9.85        1,464
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.33        1,462
   01/01/2012 to 12/31/2012...........    $ 9.33       $10.49        4,117
   01/01/2013 to 12/31/2013...........    $10.49       $12.01        1,459
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.20            0
   01/01/2006 to 12/31/2006...........    $10.20       $10.85            0
   01/01/2007 to 12/31/2007...........    $10.85       $11.46            0
   01/01/2008 to 12/31/2008...........    $11.46       $ 7.76            0
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.59            0
   01/01/2010 to 12/31/2010...........    $ 9.59       $10.40            0
   01/01/2011 to 12/31/2011...........    $10.40       $ 9.75            0
   01/01/2012 to 12/31/2012...........    $ 9.75       $10.51            0
   01/01/2013 to 12/31/2013...........    $10.51       $11.67            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.04       $10.31            0
   01/01/2006 to 12/31/2006...........    $10.31       $11.27            0
   01/01/2007 to 12/31/2007...........    $11.27       $11.71            0
   01/01/2008 to 12/31/2008...........    $11.71       $ 7.38            0
   01/01/2009 to 12/31/2009...........    $ 7.38       $ 9.59            0
   01/01/2010 to 12/31/2010...........    $ 9.59       $12.69            0
   01/01/2011 to 12/31/2011...........    $12.69       $12.19            0
   01/01/2012 to 12/31/2012...........    $12.19       $13.26            0
   01/01/2013 to 12/31/2013...........    $13.26       $17.39            0
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.05       $10.53            0
   01/01/2006 to 12/31/2006...........    $10.53       $12.26            0
   01/01/2007 to 12/31/2007...........    $12.26       $11.22            0
   01/01/2008 to 12/31/2008...........    $11.22       $ 7.65            0
   01/01/2009 to 12/31/2009...........    $ 7.65       $ 9.42            0
   01/01/2010 to 12/31/2010...........    $ 9.42       $11.52            0
   01/01/2011 to 12/31/2011...........    $11.52       $10.51            0
   01/01/2012 to 12/31/2012...........    $10.51       $12.04            0
   01/01/2013 to 12/31/2013...........    $12.04       $16.05            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.24            0
   01/01/2006 to 12/31/2006...........    $10.24       $11.17            0
   01/01/2007 to 12/31/2007...........    $11.17       $11.52            0
   01/01/2008 to 12/31/2008...........    $11.52       $ 8.28            0
   01/01/2009 to 12/31/2009...........    $ 8.28       $ 9.97            0
   01/01/2010 to 12/31/2010...........    $ 9.97       $10.78            0
   01/01/2011 to 12/31/2011...........    $10.78       $10.67            0
   01/01/2012 to 12/31/2012...........    $10.67       $11.74        1,050
   01/01/2013 to 12/31/2013...........    $11.74       $13.31        1,990
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.08       $10.20            0
   01/01/2006 to 12/31/2006...........    $10.20       $12.00            0
   01/01/2007 to 12/31/2007...........    $12.00       $11.22            0
   01/01/2008 to 12/31/2008...........    $11.22       $ 6.33            0
   01/01/2009 to 12/31/2009...........    $ 6.33       $ 7.60            0
   01/01/2010 to 12/31/2010...........    $ 7.60       $ 8.35            0
   01/01/2011 to 12/31/2011...........    $ 8.35       $ 7.96            0
   01/01/2012 to 12/31/2012...........    $ 7.96       $ 9.06            0
   01/01/2013 to 12/31/2013...........    $ 9.06       $11.39            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $11.98           0
   01/01/2006 to 12/31/2006...........    $11.98       $12.28           0
   01/01/2007 to 12/31/2007...........    $12.28       $12.89           0
   01/01/2008 to 12/31/2008...........    $12.89       $ 7.43           0
   01/01/2009 to 12/31/2009...........    $ 7.43       $11.06           0
   01/01/2010 to 12/31/2010...........    $11.06       $12.42           0
   01/01/2011 to 12/31/2011...........    $12.42       $11.84           0
   01/01/2012 to 12/31/2012...........    $11.84       $13.51           0
   01/01/2013 to 12/31/2013...........    $13.51       $18.87           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.61           0
   01/01/2006 to 12/31/2006...........    $11.61       $13.05           0
   01/01/2007 to 12/31/2007...........    $13.05       $17.78           0
   01/01/2008 to 12/31/2008...........    $17.78       $ 8.62           0
   01/01/2009 to 12/31/2009...........    $ 8.62       $12.49           0
   01/01/2010 to 12/31/2010...........    $12.49       $14.60           0
   01/01/2011 to 12/31/2011...........    $14.60       $12.05           0
   01/01/2012 to 12/31/2012...........    $12.05       $12.11           0
   01/01/2013 to 12/31/2013...........    $12.11       $13.55           0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.34           0
   01/01/2006 to 12/31/2006...........    $ 9.34       $ 9.63           0
   01/01/2007 to 12/31/2007...........    $ 9.63       $10.24           0
   01/01/2008 to 12/31/2008...........    $10.24       $ 9.69           0
   01/01/2009 to 12/31/2009...........    $ 9.69       $10.54           0
   01/01/2010 to 12/31/2010...........    $10.54       $10.81           0
   01/01/2011 to 12/31/2011...........    $10.81       $10.92           0
   01/01/2012 to 12/31/2012...........    $10.92       $11.15           0
   01/01/2013 to 12/31/2013...........    $11.15       $10.41           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   12/05/2005* to 12/31/2005..........    $10.00       $ 9.99           0
   01/01/2006 to 12/31/2006...........    $ 9.99       $11.21           0
   01/01/2007 to 12/31/2007...........    $11.21       $11.91           0
   01/01/2008 to 12/31/2008...........    $11.91       $ 6.66           0
   01/01/2009 to 12/31/2009...........    $ 6.66       $ 8.30           0
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 9.23           0
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 8.64           0
   01/01/2012 to 12/31/2012...........    $ 8.64       $ 9.31         331
   01/01/2013 to 12/31/2013...........    $ 9.31       $10.88           0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.96          0
   01/01/2008 to 12/31/2008...........    $ 9.96       $ 9.16          0
   01/01/2009 to 12/31/2009...........    $ 9.16       $ 9.92          0
   01/01/2010 to 12/31/2010...........    $ 9.92       $10.37          0
   01/01/2011 to 12/31/2011...........    $10.37       $10.67          0
   01/01/2012 to 12/31/2012...........    $10.67       $11.16          0
   01/01/2013 to 12/31/2013...........    $11.16       $10.66          0
EVERGREEN VA GROWTH FUND
   04/15/2005* to 12/31/2005..........    $ 9.82       $11.33          0
   01/01/2006 to 12/31/2006...........    $11.33       $12.20          0
   01/01/2007 to 12/31/2007...........    $12.20       $13.14          0
   01/01/2008 to 12/31/2008...........    $13.14       $ 7.50          0
   01/01/2009 to 12/31/2009...........    $ 7.50       $10.17          0
   01/01/2010 to 07/16/2010...........    $10.17       $ 9.89          0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005...........    $ 9.90       $10.88          0
   01/01/2006 to 12/31/2006...........    $10.88       $13.00          0
   01/01/2007 to 12/31/2007...........    $13.00       $14.50          0
   01/01/2008 to 12/31/2008...........    $14.50       $ 8.23          0
   01/01/2009 to 12/31/2009...........    $ 8.23       $ 9.25          0
   01/01/2010 to 07/16/2010...........    $ 9.25       $ 8.72          0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005...........    $10.02       $10.50          0
   01/01/2006 to 12/31/2006...........    $10.50       $10.79          0
   01/01/2007 to 12/31/2007...........    $10.79       $11.72          0
   01/01/2008 to 12/31/2008...........    $11.72       $ 8.28          0
   01/01/2009 to 12/31/2009...........    $ 8.28       $11.56          0
   01/01/2010 to 07/16/2010...........    $11.56       $10.72          0
FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $ 9.74          0
   01/01/2006 to 12/31/2006...........    $ 9.74       $ 9.83          0
   01/01/2007 to 12/31/2007...........    $ 9.83       $10.07          0
   01/01/2008 to 12/31/2008...........    $10.07       $ 5.49          0
   01/01/2009 to 12/31/2009...........    $ 5.49       $ 6.86          0
   01/01/2010 to 12/31/2010...........    $ 6.86       $ 7.91          0
   01/01/2011 to 12/31/2011...........    $ 7.91       $ 6.84          0
   01/01/2012 to 12/31/2012...........    $ 6.84       $ 7.55          0
   01/01/2013 to 12/31/2013...........    $ 7.55       $ 9.60          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.58          0
   01/01/2009 to 12/31/2009...........    $ 6.58       $ 8.30          0
   01/01/2010 to 12/31/2010...........    $ 8.30       $ 8.88          0
   01/01/2011 to 12/31/2011...........    $ 8.88       $ 8.47          0
   01/01/2012 to 09/21/2012...........    $ 8.47       $ 9.39          0
GLOBAL DIVIDEND TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $10.83          0
   01/01/2006 to 12/31/2006...........    $10.83       $14.54          0
   01/01/2007 to 12/31/2007...........    $14.54       $15.99          0
   01/01/2008 to 12/31/2008...........    $15.99       $ 8.87          0
   01/01/2009 to 12/31/2009...........    $ 8.87       $12.14          0
   01/01/2010 to 12/31/2010...........    $12.14       $12.92          0
   01/01/2011 to 12/31/2011...........    $12.92       $11.59          0
   01/01/2012 to 12/31/2012...........    $11.59       $14.10          0
   01/01/2013 to 12/31/2013...........    $14.10       $15.64          0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.09          0
   01/01/2012 to 04/27/2012...........    $ 8.09       $ 9.13          0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.04          0
   01/01/2012 to 12/31/2012...........    $ 9.04       $10.41          0
   01/01/2013 to 12/31/2013...........    $10.41       $13.23          0
INVESCO V.I. DYNAMICS FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.05       $10.80          0
   01/01/2006 to 12/31/2006...........    $10.80       $12.16          0
   01/01/2007 to 12/31/2007...........    $12.16       $13.23          0
   01/01/2008 to 12/31/2008...........    $13.23       $ 6.66          0
   01/01/2009 to 12/31/2009...........    $ 6.66       $ 9.21          0
   01/01/2010 to 12/31/2010...........    $ 9.21       $11.06          0
   01/01/2011 to 04/29/2011...........    $11.06       $12.26          0
INVESCO V.I. FINANCIAL SERVICES FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $10.62          0
   01/01/2006 to 12/31/2006...........    $10.62       $12.00          0
   01/01/2007 to 12/31/2007...........    $12.00       $ 9.05          0
   01/01/2008 to 12/31/2008...........    $ 9.05       $ 3.56          0
   01/01/2009 to 12/31/2009...........    $ 3.56       $ 4.40          0
   01/01/2010 to 12/31/2010...........    $ 4.40       $ 4.71          0
   01/01/2011 to 04/29/2011...........    $ 4.71       $ 4.95          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
INVESCO V.I. GLOBAL HEALTH CARE FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.06       $11.04          0
   01/01/2006 to 12/31/2006...........    $11.04       $11.27          0
   01/01/2007 to 12/31/2007...........    $11.27       $12.23          0
   01/01/2008 to 12/31/2008...........    $12.23       $ 8.47          0
   01/01/2009 to 12/31/2009...........    $ 8.47       $10.49          0
   01/01/2010 to 12/31/2010...........    $10.49       $10.71          0
   01/01/2011 to 12/31/2011...........    $10.71       $10.80          0
   01/01/2012 to 12/31/2012...........    $10.80       $12.67          0
   01/01/2013 to 12/31/2013...........    $12.67       $17.27          0
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.67          0
   01/01/2013 to 12/31/2013...........    $ 9.67       $12.86          0
INVESCO V.I. TECHNOLOGY FUND - SERIES I
   03/14/2005 to 12/31/2005...........    $10.00       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $11.36          0
   01/01/2007 to 12/31/2007...........    $11.36       $11.87          0
   01/01/2008 to 12/31/2008...........    $11.87       $ 6.39          0
   01/01/2009 to 12/31/2009...........    $ 6.39       $ 9.75          0
   01/01/2010 to 12/31/2010...........    $ 9.75       $11.48          0
   01/01/2011 to 12/31/2011...........    $11.48       $10.57          0
   01/01/2012 to 12/31/2012...........    $10.57       $11.41          0
   01/01/2013 to 12/31/2013...........    $11.41       $13.85          0
NASDAQ TARGET 15 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.06       $10.75          0
   01/01/2006 to 12/31/2006...........    $10.75       $11.35          0
   01/01/2007 to 12/31/2007...........    $11.35       $13.40          0
   01/01/2008 to 12/31/2008...........    $13.40       $ 6.38          0
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 7.24          0
   01/01/2010 to 12/31/2010...........    $ 7.24       $ 9.16          0
   01/01/2011 to 12/31/2011...........    $ 9.16       $ 9.00          0
   01/01/2012 to 12/31/2012...........    $ 9.00       $ 9.86          0
   01/01/2013 to 12/31/2013...........    $ 9.86       $14.24          0
NVIT DEVELOPING MARKETS FUND
   03/14/2005 to 12/31/2005...........    $ 9.88       $11.93          0
   01/01/2006 to 12/31/2006...........    $11.93       $15.57          0
   01/01/2007 to 12/31/2007...........    $15.57       $21.67          0
   01/01/2008 to 12/31/2008...........    $21.67       $ 8.86          0
   01/01/2009 to 12/31/2009...........    $ 8.86       $13.94          0
   01/01/2010 to 12/31/2010...........    $13.94       $15.70          0
   01/01/2011 to 12/31/2011...........    $15.70       $11.82          0
   01/01/2012 to 12/31/2012...........    $11.82       $13.39          0
   01/01/2013 to 12/31/2013...........    $13.39       $12.99          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ASIA 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $11.10          0
   01/01/2006 to 12/31/2006...........    $11.10       $14.99          0
   01/01/2007 to 12/31/2007...........    $14.99       $21.48          0
   01/01/2008 to 12/31/2008...........    $21.48       $10.25          0
   01/01/2009 to 12/31/2009...........    $10.25       $15.33          0
   01/01/2010 to 12/31/2010...........    $15.33       $16.94          0
   01/01/2011 to 12/31/2011...........    $16.94       $11.99          0
   01/01/2012 to 12/31/2012...........    $11.99       $13.43          0
   01/01/2013 to 12/31/2013...........    $13.43       $14.98          0
PROFUND VP BANKS
   03/14/2005 to 12/31/2005...........    $10.08       $10.10          0
   01/01/2006 to 12/31/2006...........    $10.10       $11.31          0
   01/01/2007 to 12/31/2007...........    $11.31       $ 7.98          0
   01/01/2008 to 12/31/2008...........    $ 7.98       $ 4.11          0
   01/01/2009 to 12/31/2009...........    $ 4.11       $ 3.81          0
   01/01/2010 to 12/31/2010...........    $ 3.81       $ 4.01          0
   01/01/2011 to 12/31/2011...........    $ 4.01       $ 2.85          0
   01/01/2012 to 12/31/2012...........    $ 2.85       $ 3.68          0
   01/01/2013 to 12/31/2013...........    $ 3.68       $ 4.77          0
PROFUND VP BASIC MATERIALS
   03/14/2005 to 12/31/2005...........    $ 9.98       $ 9.48          0
   01/01/2006 to 12/31/2006...........    $ 9.48       $10.62          0
   01/01/2007 to 12/31/2007...........    $10.62       $13.46          0
   01/01/2008 to 12/31/2008...........    $13.46       $ 6.34          0
   01/01/2009 to 12/31/2009...........    $ 6.34       $ 9.99          0
   01/01/2010 to 12/31/2010...........    $ 9.99       $12.56          0
   01/01/2011 to 12/31/2011...........    $12.56       $10.22          0
   01/01/2012 to 12/31/2012...........    $10.22       $10.75          0
   01/01/2013 to 12/31/2013...........    $10.75       $12.35          0
PROFUND VP BEAR
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.54          0
   01/01/2006 to 12/31/2006...........    $ 9.54       $ 8.56          0
   01/01/2007 to 12/31/2007...........    $ 8.56       $ 8.35          0
   01/01/2008 to 12/31/2008...........    $ 8.35       $11.34          0
   01/01/2009 to 12/31/2009...........    $11.34       $ 7.93          0
   01/01/2010 to 12/31/2010...........    $ 7.93       $ 6.32          0
   01/01/2011 to 12/31/2011...........    $ 6.32       $ 5.59          0
   01/01/2012 to 12/31/2012...........    $ 5.59       $ 4.52          0
   01/01/2013 to 12/31/2013...........    $ 4.52       $ 3.22          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BIOTECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.48       $13.48          0
   01/01/2006 to 12/31/2006...........    $13.48       $12.55          0
   01/01/2007 to 12/31/2007...........    $12.55       $12.03          0
   01/01/2008 to 12/31/2008...........    $12.03       $11.88          0
   01/01/2009 to 12/31/2009...........    $11.88       $11.95          0
   01/01/2010 to 12/31/2010...........    $11.95       $12.19          0
   01/01/2011 to 12/31/2011...........    $12.19       $12.60          0
   01/01/2012 to 12/31/2012...........    $12.60       $17.19          0
   01/01/2013 to 12/31/2013...........    $17.19       $28.09          0
PROFUND VP BULL
   03/14/2005 to 12/31/2005...........    $10.05       $10.12          0
   01/01/2006 to 12/31/2006...........    $10.12       $11.16          0
   01/01/2007 to 12/31/2007...........    $11.16       $11.21          0
   01/01/2008 to 12/31/2008...........    $11.21       $ 6.77          0
   01/01/2009 to 12/31/2009...........    $ 6.77       $ 8.17          0
   01/01/2010 to 12/31/2010...........    $ 8.17       $ 8.92          0
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.66          0
   01/01/2012 to 12/31/2012...........    $ 8.66       $ 9.56          0
   01/01/2013 to 12/31/2013...........    $ 9.56       $12.04          0
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.73          0
   01/01/2006 to 12/31/2006...........    $ 9.73       $10.63          0
   01/01/2007 to 12/31/2007...........    $10.63       $11.09          0
   01/01/2008 to 12/31/2008...........    $11.09       $ 7.89          0
   01/01/2009 to 12/31/2009...........    $ 7.89       $ 9.30          0
   01/01/2010 to 12/31/2010...........    $ 9.30       $10.59          0
   01/01/2011 to 12/31/2011...........    $10.59       $10.98          0
   01/01/2012 to 12/31/2012...........    $10.98       $11.81          0
   01/01/2013 to 12/31/2013...........    $11.81       $14.72          0
PROFUND VP CONSUMER SERVICES
   03/14/2005 to 12/31/2005...........    $10.04       $ 9.66          0
   01/01/2006 to 12/31/2006...........    $ 9.66       $10.50          0
   01/01/2007 to 12/31/2007...........    $10.50       $ 9.34          0
   01/01/2008 to 12/31/2008...........    $ 9.34       $ 6.22          0
   01/01/2009 to 12/31/2009...........    $ 6.22       $ 7.89          0
   01/01/2010 to 12/31/2010...........    $ 7.89       $ 9.29          0
   01/01/2011 to 12/31/2011...........    $ 9.29       $ 9.51          0
   01/01/2012 to 12/31/2012...........    $ 9.51       $11.26          0
   01/01/2013 to 12/31/2013...........    $11.26       $15.28          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP EUROPE 30
   03/14/2005 to 12/31/2005...........    $ 9.99       $10.41          0
   01/01/2006 to 12/31/2006...........    $10.41       $11.87          0
   01/01/2007 to 12/31/2007...........    $11.87       $13.19          0
   01/01/2008 to 12/31/2008...........    $13.19       $ 7.16          0
   01/01/2009 to 12/31/2009...........    $ 7.16       $ 9.19          0
   01/01/2010 to 12/31/2010...........    $ 9.19       $ 9.15          0
   01/01/2011 to 12/31/2011...........    $ 9.15       $ 8.09          0
   01/01/2012 to 12/31/2012...........    $ 8.09       $ 9.15          0
   01/01/2013 to 12/31/2013...........    $ 9.15       $10.80          0
PROFUND VP FINANCIALS
   03/14/2005 to 12/31/2005...........    $10.08       $10.53          0
   01/01/2006 to 12/31/2006...........    $10.53       $11.98          0
   01/01/2007 to 12/31/2007...........    $11.98       $ 9.40          0
   01/01/2008 to 12/31/2008...........    $ 9.40       $ 4.51          0
   01/01/2009 to 12/31/2009...........    $ 4.51       $ 5.03          0
   01/01/2010 to 12/31/2010...........    $ 5.03       $ 5.41          0
   01/01/2011 to 12/31/2011...........    $ 5.41       $ 4.52          0
   01/01/2012 to 12/31/2012...........    $ 4.52       $ 5.47          0
   01/01/2013 to 12/31/2013...........    $ 5.47       $ 7.01          0
PROFUND VP HEALTH CARE
   03/14/2005 to 12/31/2005...........    $10.09       $10.46          0
   01/01/2006 to 12/31/2006...........    $10.46       $10.68          0
   01/01/2007 to 12/31/2007...........    $10.68       $11.04          0
   01/01/2008 to 12/31/2008...........    $11.04       $ 8.11          0
   01/01/2009 to 12/31/2009...........    $ 8.11       $ 9.40          0
   01/01/2010 to 12/31/2010...........    $ 9.40       $ 9.38          0
   01/01/2011 to 12/31/2011...........    $ 9.38       $10.02          0
   01/01/2012 to 12/31/2012...........    $10.02       $11.41          0
   01/01/2013 to 12/31/2013...........    $11.41       $15.46          0
PROFUND VP INDUSTRIALS
   03/14/2005 to 12/31/2005...........    $10.06       $10.06          0
   01/01/2006 to 12/31/2006...........    $10.06       $10.90          0
   01/01/2007 to 12/31/2007...........    $10.90       $11.81          0
   01/01/2008 to 12/31/2008...........    $11.81       $ 6.82          0
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.21          0
   01/01/2010 to 12/31/2010...........    $ 8.21       $ 9.85          0
   01/01/2011 to 12/31/2011...........    $ 9.85       $ 9.38          0
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.54          0
   01/01/2013 to 12/31/2013...........    $10.54       $14.13          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INTERNET
   03/14/2005 to 12/31/2005...........    $ 9.94       $12.71          0
   01/01/2006 to 12/31/2006...........    $12.71       $12.50          0
   01/01/2007 to 12/31/2007...........    $12.50       $13.36          0
   01/01/2008 to 12/31/2008...........    $13.36       $ 7.15          0
   01/01/2009 to 12/31/2009...........    $ 7.15       $12.29          0
   01/01/2010 to 12/31/2010...........    $12.29       $16.13          0
   01/01/2011 to 12/31/2011...........    $16.13       $14.57          0
   01/01/2012 to 12/31/2012...........    $14.57       $16.92          0
   01/01/2013 to 12/31/2013...........    $16.92       $24.90          0
PROFUND VP JAPAN
   03/14/2005 to 12/31/2005...........    $ 9.95       $13.38          0
   01/01/2006 to 12/31/2006...........    $13.38       $14.38          0
   01/01/2007 to 12/31/2007...........    $14.38       $12.56          0
   01/01/2008 to 12/31/2008...........    $12.56       $ 7.20          0
   01/01/2009 to 12/31/2009...........    $ 7.20       $ 7.71          0
   01/01/2010 to 12/31/2010...........    $ 7.71       $ 6.99          0
   01/01/2011 to 12/31/2011...........    $ 6.99       $ 5.52          0
   01/01/2012 to 12/31/2012...........    $ 5.52       $ 6.59          0
   01/01/2013 to 12/31/2013...........    $ 6.59       $ 9.47          0
PROFUND VP LARGE-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.98          0
   01/01/2006 to 12/31/2006...........    $ 9.98       $10.56          0
   01/01/2007 to 12/31/2007...........    $10.56       $10.96          0
   01/01/2008 to 12/31/2008...........    $10.96       $ 6.85          0
   01/01/2009 to 12/31/2009...........    $ 6.85       $ 8.62          0
   01/01/2010 to 12/31/2010...........    $ 8.62       $ 9.47          0
   01/01/2011 to 12/31/2011...........    $ 9.47       $ 9.47          0
   01/01/2012 to 12/31/2012...........    $ 9.47       $10.36          0
   01/01/2013 to 12/31/2013...........    $10.36       $13.13          0
PROFUND VP LARGE-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.07       $10.20          0
   01/01/2006 to 12/31/2006...........    $10.20       $11.74          0
   01/01/2007 to 12/31/2007...........    $11.74       $11.40          0
   01/01/2008 to 12/31/2008...........    $11.40       $ 6.59          0
   01/01/2009 to 12/31/2009...........    $ 6.59       $ 7.63          0
   01/01/2010 to 12/31/2010...........    $ 7.63       $ 8.36          0
   01/01/2011 to 12/31/2011...........    $ 8.36       $ 8.00          0
   01/01/2012 to 12/31/2012...........    $ 8.00       $ 8.96          0
   01/01/2013 to 12/31/2013...........    $ 8.96       $11.29          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.06       $10.76          0
   01/01/2006 to 12/31/2006...........    $10.76       $10.85          0
   01/01/2007 to 12/31/2007...........    $10.85       $11.76          0
   01/01/2008 to 12/31/2008...........    $11.76       $ 6.98          0
   01/01/2009 to 12/31/2009...........    $ 6.98       $ 9.36          0
   01/01/2010 to 12/31/2010...........    $ 9.36       $11.66          0
   01/01/2011 to 12/31/2011...........    $11.66       $10.99          0
   01/01/2012 to 12/31/2012...........    $10.99       $12.30          0
   01/01/2013 to 12/31/2013...........    $12.30       $15.57          0
PROFUND VP MID-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.09       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $11.55          0
   01/01/2007 to 12/31/2007...........    $11.55       $11.31          0
   01/01/2008 to 12/31/2008...........    $11.31       $ 6.99          0
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.87          0
   01/01/2010 to 12/31/2010...........    $ 8.87       $10.36          0
   01/01/2011 to 12/31/2011...........    $10.36       $ 9.66          0
   01/01/2012 to 12/31/2012...........    $ 9.66       $10.92          0
   01/01/2013 to 12/31/2013...........    $10.92       $14.00          0
PROFUND VP NASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.06       $10.55          0
   01/01/2006 to 12/31/2006...........    $10.55       $10.79          0
   01/01/2007 to 12/31/2007...........    $10.79       $12.31          0
   01/01/2008 to 12/31/2008...........    $12.31       $ 6.87          0
   01/01/2009 to 12/31/2009...........    $ 6.87       $10.13          0
   01/01/2010 to 12/31/2010...........    $10.13       $11.62          0
   01/01/2011 to 12/31/2011...........    $11.62       $11.43          0
   01/01/2012 to 12/31/2012...........    $11.43       $12.89          0
   01/01/2013 to 12/31/2013...........    $12.89       $16.79          0
PROFUND VP OIL & GAS
   03/14/2005 to 12/31/2005...........    $10.07       $10.92          0
   01/01/2006 to 12/31/2006...........    $10.92       $12.78          0
   01/01/2007 to 12/31/2007...........    $12.78       $16.42          0
   01/01/2008 to 12/31/2008...........    $16.42       $10.04          0
   01/01/2009 to 12/31/2009...........    $10.04       $11.25          0
   01/01/2010 to 12/31/2010...........    $11.25       $12.85          0
   01/01/2011 to 12/31/2011...........    $12.85       $12.75          0
   01/01/2012 to 12/31/2012...........    $12.75       $12.72          0
   01/01/2013 to 12/31/2013...........    $12.72       $15.31          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP PHARMACEUTICALS
   03/14/2005 to 12/31/2005...........    $10.02       $ 9.44          0
   01/01/2006 to 12/31/2006...........    $ 9.44       $10.27          0
   01/01/2007 to 12/31/2007...........    $10.27       $10.19          0
   01/01/2008 to 12/31/2008...........    $10.19       $ 7.96          0
   01/01/2009 to 12/31/2009...........    $ 7.96       $ 9.02          0
   01/01/2010 to 12/31/2010...........    $ 9.02       $ 8.79          0
   01/01/2011 to 12/31/2011...........    $ 8.79       $ 9.91          0
   01/01/2012 to 12/31/2012...........    $ 9.91       $10.75          0
   01/01/2013 to 12/31/2013...........    $10.75       $13.72          0
PROFUND VP PRECIOUS METALS
   03/14/2005 to 12/31/2005...........    $ 9.89       $12.00          0
   01/01/2006 to 12/31/2006...........    $12.00       $12.49          0
   01/01/2007 to 12/31/2007...........    $12.49       $14.84          0
   01/01/2008 to 12/31/2008...........    $14.84       $ 9.96          0
   01/01/2009 to 12/31/2009...........    $ 9.96       $13.08          0
   01/01/2010 to 12/31/2010...........    $13.08       $16.87          0
   01/01/2011 to 12/31/2011...........    $16.87       $13.22          0
   01/01/2012 to 12/31/2012...........    $13.22       $10.95          0
   01/01/2013 to 12/31/2013...........    $10.95       $ 6.59          0
PROFUND VP REAL ESTATE
   03/14/2005 to 12/31/2005...........    $10.15       $11.17          0
   01/01/2006 to 12/31/2006...........    $11.17       $14.36          0
   01/01/2007 to 12/31/2007...........    $14.36       $11.20          0
   01/01/2008 to 12/31/2008...........    $11.20       $ 6.38          0
   01/01/2009 to 12/31/2009...........    $ 6.38       $ 7.91          0
   01/01/2010 to 12/31/2010...........    $ 7.91       $ 9.57          0
   01/01/2011 to 12/31/2011...........    $ 9.57       $ 9.73          0
   01/01/2012 to 12/31/2012...........    $ 9.73       $11.05          0
   01/01/2013 to 12/31/2013...........    $11.05       $10.73          0
PROFUND VP RISING RATES OPPORTUNITY
   03/14/2005 to 12/31/2005...........    $ 9.91       $ 9.08          0
   01/01/2006 to 12/31/2006...........    $ 9.08       $ 9.71          0
   01/01/2007 to 12/31/2007...........    $ 9.71       $ 8.92          0
   01/01/2008 to 12/31/2008...........    $ 8.92       $ 5.37          0
   01/01/2009 to 12/31/2009...........    $ 5.37       $ 6.88          0
   01/01/2010 to 12/31/2010...........    $ 6.88       $ 5.61          0
   01/01/2011 to 12/31/2011...........    $ 5.61       $ 3.40          0
   01/01/2012 to 12/31/2012...........    $ 3.40       $ 3.07          0
   01/01/2013 to 12/31/2013...........    $ 3.07       $ 3.47          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SEMICONDUCTOR
   03/14/2005 to 12/31/2005...........    $10.04       $10.65          0
   01/01/2006 to 12/31/2006...........    $10.65       $ 9.60          0
   01/01/2007 to 12/31/2007...........    $ 9.60       $ 9.97          0
   01/01/2008 to 12/31/2008...........    $ 9.97       $ 4.85          0
   01/01/2009 to 12/31/2009...........    $ 4.85       $ 7.72          0
   01/01/2010 to 12/31/2010...........    $ 7.72       $ 8.42          0
   01/01/2011 to 12/31/2011...........    $ 8.42       $ 7.85          0
   01/01/2012 to 12/31/2012...........    $ 7.85       $ 7.29          0
   01/01/2013 to 12/31/2013...........    $ 7.29       $ 9.44          0
PROFUND VP SHORT MID-CAP
   03/14/2005 to 12/31/2005...........    $ 9.93       $ 8.94          0
   01/01/2006 to 12/31/2006...........    $ 8.94       $ 8.36          0
   01/01/2007 to 12/31/2007...........    $ 8.36       $ 7.87          0
   01/01/2008 to 12/31/2008...........    $ 7.87       $10.07          0
   01/01/2009 to 12/31/2009...........    $10.07       $ 6.31          0
   01/01/2010 to 12/31/2010...........    $ 6.31       $ 4.54          0
   01/01/2011 to 12/31/2011...........    $ 4.54       $ 4.04          0
   01/01/2012 to 12/31/2012...........    $ 4.04       $ 3.18          0
   01/01/2013 to 12/31/2013...........    $ 3.18       $ 2.23          0
PROFUND VP SHORT NASDAQ-100
   03/14/2005 to 12/31/2005...........    $ 9.94       $ 9.14          0
   01/01/2006 to 12/31/2006...........    $ 9.14       $ 8.75          0
   01/01/2007 to 12/31/2007...........    $ 8.75       $ 7.50          0
   01/01/2008 to 12/31/2008...........    $ 7.50       $10.78          0
   01/01/2009 to 12/31/2009...........    $10.78       $ 6.21          0
   01/01/2010 to 12/31/2010...........    $ 6.21       $ 4.74          0
   01/01/2011 to 12/31/2011...........    $ 4.74       $ 4.12          0
   01/01/2012 to 12/31/2012...........    $ 4.12       $ 3.25          0
   01/01/2013 to 12/31/2013...........    $ 3.25       $ 2.22          0
PROFUND VP SHORT SMALL-CAP
   03/14/2005 to 12/31/2005...........    $ 9.95       $ 9.17          0
   01/01/2006 to 12/31/2006...........    $ 9.17       $ 7.84          0
   01/01/2007 to 12/31/2007...........    $ 7.84       $ 7.95          0
   01/01/2008 to 12/31/2008...........    $ 7.95       $ 9.57          0
   01/01/2009 to 12/31/2009...........    $ 9.57       $ 6.28          0
   01/01/2010 to 12/31/2010...........    $ 6.28       $ 4.33          0
   01/01/2011 to 12/31/2011...........    $ 4.33       $ 3.82          0
   01/01/2012 to 12/31/2012...........    $ 3.82       $ 3.00          0
   01/01/2013 to 12/31/2013...........    $ 3.00       $ 2.00          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   03/14/2005 to 12/31/2005...........    $10.04       $10.48          0
   01/01/2006 to 12/31/2006...........    $10.48       $11.05          0
   01/01/2007 to 12/31/2007...........    $11.05       $11.15          0
   01/01/2008 to 12/31/2008...........    $11.15       $ 7.13          0
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.73          0
   01/01/2010 to 12/31/2010...........    $ 8.73       $10.65          0
   01/01/2011 to 12/31/2011...........    $10.65       $10.46          0
   01/01/2012 to 12/31/2012...........    $10.46       $11.41          0
   01/01/2013 to 12/31/2013...........    $11.41       $15.54          0
PROFUND VP SMALL-CAP VALUE
   03/14/2005 to 12/31/2005...........    $10.04       $10.30          0
   01/01/2006 to 12/31/2006...........    $10.30       $11.73          0
   01/01/2007 to 12/31/2007...........    $11.73       $10.55          0
   01/01/2008 to 12/31/2008...........    $10.55       $ 7.09          0
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 8.29          0
   01/01/2010 to 12/31/2010...........    $ 8.29       $ 9.81          0
   01/01/2011 to 12/31/2011...........    $ 9.81       $ 9.13          0
   01/01/2012 to 12/31/2012...........    $ 9.13       $10.29          0
   01/01/2013 to 12/31/2013...........    $10.29       $13.74          0
PROFUND VP TECHNOLOGY
   03/14/2005 to 12/31/2005...........    $10.03       $10.54          0
   01/01/2006 to 12/31/2006...........    $10.54       $11.05          0
   01/01/2007 to 12/31/2007...........    $11.05       $12.26          0
   01/01/2008 to 12/31/2008...........    $12.26       $ 6.62          0
   01/01/2009 to 12/31/2009...........    $ 6.62       $10.36          0
   01/01/2010 to 12/31/2010...........    $10.36       $11.13          0
   01/01/2011 to 12/31/2011...........    $11.13       $10.65          0
   01/01/2012 to 12/31/2012...........    $10.65       $11.39          0
   01/01/2013 to 12/31/2013...........    $11.39       $13.83          0
PROFUND VP TELECOMMUNICATIONS
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.74          0
   01/01/2006 to 12/31/2006...........    $ 9.74       $12.68          0
   01/01/2007 to 12/31/2007...........    $12.68       $13.33          0
   01/01/2008 to 12/31/2008...........    $13.33       $ 8.48          0
   01/01/2009 to 12/31/2009...........    $ 8.48       $ 8.83          0
   01/01/2010 to 12/31/2010...........    $ 8.83       $ 9.91          0
   01/01/2011 to 12/31/2011...........    $ 9.91       $ 9.79          0
   01/01/2012 to 12/31/2012...........    $ 9.79       $11.06          0
   01/01/2013 to 12/31/2013...........    $11.06       $12.03          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   03/14/2005 to 12/31/2005...........    $10.08       $10.54          0
   01/01/2006 to 12/31/2006...........    $10.54       $ 9.76          0
   01/01/2007 to 12/31/2007...........    $ 9.76       $10.43          0
   01/01/2008 to 12/31/2008...........    $10.43       $15.14          0
   01/01/2009 to 12/31/2009...........    $15.14       $ 9.90          0
   01/01/2010 to 12/31/2010...........    $ 9.90       $10.57          0
   01/01/2011 to 12/31/2011...........    $10.57       $14.72          0
   01/01/2012 to 12/31/2012...........    $14.72       $14.42          0
   01/01/2013 to 12/31/2013...........    $14.42       $11.31          0
PROFUND VP ULTRABULL
   03/14/2005 to 12/31/2005...........    $10.11       $10.25          0
   01/01/2006 to 12/31/2006...........    $10.25       $12.23          0
   01/01/2007 to 12/31/2007...........    $12.23       $11.96          0
   01/01/2008 to 12/31/2008...........    $11.96       $ 3.78          0
   01/01/2009 to 12/31/2009...........    $ 3.78       $ 5.31          0
   01/01/2010 to 12/31/2010...........    $ 5.31       $ 6.29          0
   01/01/2011 to 12/31/2011...........    $ 6.29       $ 5.81          0
   01/01/2012 to 12/31/2012...........    $ 5.81       $ 7.26          0
   01/01/2013 to 12/31/2013...........    $ 7.26       $11.84          0
PROFUND VP ULTRAMID-CAP
   03/14/2005 to 12/31/2005...........    $10.15       $11.38          0
   01/01/2006 to 12/31/2006...........    $11.38       $12.22          0
   01/01/2007 to 12/31/2007...........    $12.22       $12.55          0
   01/01/2008 to 12/31/2008...........    $12.55       $ 3.96          0
   01/01/2009 to 12/31/2009...........    $ 3.96       $ 6.37          0
   01/01/2010 to 12/31/2010...........    $ 6.37       $ 9.25          0
   01/01/2011 to 12/31/2011...........    $ 9.25       $ 7.74          0
   01/01/2012 to 12/31/2012...........    $ 7.74       $ 9.95          0
   01/01/2013 to 12/31/2013...........    $ 9.95       $16.47          0
PROFUND VP ULTRANASDAQ-100
   03/14/2005 to 12/31/2005...........    $10.15       $11.04          0
   01/01/2006 to 12/31/2006...........    $11.04       $11.23          0
   01/01/2007 to 12/31/2007...........    $11.23       $14.00          0
   01/01/2008 to 12/31/2008...........    $14.00       $ 3.70          0
   01/01/2009 to 12/31/2009...........    $ 3.70       $ 7.87          0
   01/01/2010 to 12/31/2010...........    $ 7.87       $10.32          0
   01/01/2011 to 12/31/2011...........    $10.32       $ 9.90          0
   01/01/2012 to 12/31/2012...........    $ 9.90       $12.84          0
   01/01/2013 to 12/31/2013...........    $12.84       $22.30          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP ULTRASMALL-CAP
   03/14/2005 to 12/31/2005...........    $10.11       $10.66          0
   01/01/2006 to 12/31/2006...........    $10.66       $13.03          0
   01/01/2007 to 12/31/2007...........    $13.03       $10.97          0
   01/01/2008 to 12/31/2008...........    $10.97       $ 3.60          0
   01/01/2009 to 12/31/2009...........    $ 3.60       $ 4.89          0
   01/01/2010 to 12/31/2010...........    $ 4.89       $ 7.04          0
   01/01/2011 to 12/31/2011...........    $ 7.04       $ 5.55          0
   01/01/2012 to 12/31/2012...........    $ 5.55       $ 6.97          0
   01/01/2013 to 12/31/2013...........    $ 6.97       $12.61          0
PROFUND VP UTILITIES
   03/14/2005 to 12/31/2005...........    $10.17       $10.60          0
   01/01/2006 to 12/31/2006...........    $10.60       $12.26          0
   01/01/2007 to 12/31/2007...........    $12.26       $13.77          0
   01/01/2008 to 12/31/2008...........    $13.77       $ 9.26          0
   01/01/2009 to 12/31/2009...........    $ 9.26       $ 9.94          0
   01/01/2010 to 12/31/2010...........    $ 9.94       $10.22          0
   01/01/2011 to 12/31/2011...........    $10.22       $11.65          0
   01/01/2012 to 12/31/2012...........    $11.65       $11.31          0
   01/01/2013 to 12/31/2013...........    $11.31       $12.44          0
PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005...........    $ 9.93       $11.18          0
   01/01/2006 to 12/31/2006...........    $11.18       $13.12          0
   01/01/2007 to 12/31/2007...........    $13.12       $15.22          0
   01/01/2008 to 12/31/2008...........    $15.22       $ 7.34          0
   01/01/2009 to 12/31/2009...........    $ 7.34       $ 9.76          0
   01/01/2010 to 12/31/2010...........    $ 9.76       $10.79          0
   01/01/2011 to 12/31/2011...........    $10.79       $ 8.91          0
   01/01/2012 to 12/31/2012...........    $ 8.91       $10.58          0
   01/01/2013 to 12/31/2013...........    $10.58       $12.19          0
S&P TARGET 24 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.10       $10.48          0
   01/01/2006 to 12/31/2006...........    $10.48       $10.46          0
   01/01/2007 to 12/31/2007...........    $10.46       $10.57          0
   01/01/2008 to 12/31/2008...........    $10.57       $ 7.39          0
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 8.15          0
   01/01/2010 to 12/31/2010...........    $ 8.15       $ 9.44          0
   01/01/2011 to 12/31/2011...........    $ 9.44       $ 9.94          0
   01/01/2012 to 12/31/2012...........    $ 9.94       $10.55          0
   01/01/2013 to 12/31/2013...........    $10.55       $14.55          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
TARGET MANAGED VIP PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.02       $10.43          0
   01/01/2006 to 12/31/2006...........    $10.43       $11.29          0
   01/01/2007 to 12/31/2007...........    $11.29       $11.98          0
   01/01/2008 to 12/31/2008...........    $11.98       $ 6.41          0
   01/01/2009 to 12/31/2009...........    $ 6.41       $ 7.03          0
   01/01/2010 to 12/31/2010...........    $ 7.03       $ 8.12          0
   01/01/2011 to 12/31/2011...........    $ 8.12       $ 7.75          0
   01/01/2012 to 12/31/2012...........    $ 7.75       $ 8.49          0
   01/01/2013 to 12/31/2013...........    $ 8.49       $11.19          0
THE DOW DART 10 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.03       $ 9.53          0
   01/01/2006 to 12/31/2006...........    $ 9.53       $11.61          0
   01/01/2007 to 12/31/2007...........    $11.61       $11.33          0
   01/01/2008 to 12/31/2008...........    $11.33       $ 7.86          0
   01/01/2009 to 12/31/2009...........    $ 7.86       $ 8.69          0
   01/01/2010 to 12/31/2010...........    $ 8.69       $ 9.84          0
   01/01/2011 to 12/31/2011...........    $ 9.84       $10.28          0
   01/01/2012 to 12/31/2012...........    $10.28       $11.04          0
   01/01/2013 to 12/31/2013...........    $11.04       $14.02          0
THE DOW TARGET DIVIDEND PORTFOLIO
   05/02/2005* to 12/31/2005..........    $10.00       $ 9.67          0
   01/01/2006 to 12/31/2006...........    $ 9.67       $11.08          0
   01/01/2007 to 12/31/2007...........    $11.08       $10.87          0
   01/01/2008 to 12/31/2008...........    $10.87       $ 6.27          0
   01/01/2009 to 12/31/2009...........    $ 6.27       $ 6.94          0
   01/01/2010 to 12/31/2010...........    $ 6.94       $ 7.84          0
   01/01/2011 to 12/31/2011...........    $ 7.84       $ 8.06          0
   01/01/2012 to 12/31/2012...........    $ 8.06       $ 8.26          0
   01/01/2013 to 12/31/2013...........    $ 8.26       $10.26          0
VALUE LINE TARGET 25 PORTFOLIO
   03/14/2005 to 12/31/2005...........    $10.00       $11.11          0
   01/01/2006 to 12/31/2006...........    $11.11       $11.08          0
   01/01/2007 to 12/31/2007...........    $11.08       $12.71          0
   01/01/2008 to 12/31/2008...........    $12.71       $ 5.57          0
   01/01/2009 to 12/31/2009...........    $ 5.57       $ 5.78          0
   01/01/2010 to 12/31/2010...........    $ 5.78       $ 7.32          0
   01/01/2011 to 12/31/2011...........    $ 7.32       $ 5.35          0
   01/01/2012 to 12/31/2012...........    $ 5.35       $ 6.29          0
   01/01/2013 to 12/31/2013...........    $ 6.29       $ 8.02          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT EQUITY INCOME
   03/14/2005 to 12/31/2005...........    $10.07       $10.08          0
   01/01/2006 to 12/31/2006...........    $10.08       $11.60          0
   01/01/2007 to 12/31/2007...........    $11.60       $11.56          0
   01/01/2008 to 12/31/2008...........    $11.56       $ 7.13          0
   01/01/2009 to 12/31/2009...........    $ 7.13       $ 8.08          0
   01/01/2010 to 07/16/2010...........    $ 8.08       $ 7.70          0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 8.74       $10.50          0
   01/01/2011 to 12/31/2011...........    $10.50       $ 8.88          0
   01/01/2012 to 12/31/2012...........    $ 8.88       $ 9.79          0
   01/01/2013 to 12/31/2013...........    $ 9.79       $11.39          0
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $ 7.70       $ 8.92          0
   01/01/2011 to 12/31/2011...........    $ 8.92       $ 8.46          0
   01/01/2012 to 12/31/2012...........    $ 8.46       $ 9.81          0
   01/01/2013 to 12/31/2013...........    $ 9.81       $12.40          0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $10.72       $13.43          0
   01/01/2011 to 12/31/2011...........    $13.43       $12.33          0
   01/01/2012 to 12/31/2012...........    $12.33       $14.44          0
   01/01/2013 to 12/31/2013...........    $14.44       $19.65          0
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.17          0
   01/01/2011 to 12/31/2011...........    $12.17       $11.29          0
   01/01/2012 to 12/31/2012...........    $11.29       $11.84          0
   01/01/2013 to 12/31/2013...........    $11.84       $17.29          0

*  Denotes the start date of these sub-accounts

                                    APEX II

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
ACCESS VP HIGH YIELD FUND
   03/19/2007* to 12/31/2007..........    $11.70       $11.98        18,903
   01/01/2008 to 12/31/2008...........    $11.98       $11.31         2,910
   01/01/2009 to 12/31/2009...........    $11.31       $13.10         3,789
   01/01/2010 to 12/31/2010...........    $13.10       $15.09         5,807
   01/01/2011 to 12/31/2011...........    $15.09       $15.35        35,322
   01/01/2012 to 12/31/2012...........    $15.35       $17.34        19,933
   01/01/2013 to 12/31/2013...........    $17.34       $18.88        26,410
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008...........    $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009...........    $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010...........    $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011...........    $11.04       $10.64       237,622
   01/01/2012 to 12/31/2012...........    $10.64       $11.86       240,813
   01/01/2013 to 12/31/2013...........    $11.86       $12.91       234,834
AST ADVANCED STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.80       $11.62       226,629
   01/01/2008 to 12/31/2008...........    $11.62       $ 8.07       252,802
   01/01/2009 to 12/31/2009...........    $ 8.07       $10.09       239,014
   01/01/2010 to 12/31/2010...........    $10.09       $11.35       184,259
   01/01/2011 to 12/31/2011...........    $11.35       $11.25       191,948
   01/01/2012 to 12/31/2012...........    $11.25       $12.66       256,281
   01/01/2013 to 12/31/2013...........    $12.66       $14.61       239,800

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008...........    $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009...........    $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010...........    $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011...........    $14.89       $15.27       162,593
   01/01/2012 to 05/04/2012...........    $15.27       $16.63             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008...........    $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009...........    $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010...........    $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011...........    $11.36       $11.11       402,312
   01/01/2012 to 12/31/2012...........    $11.11       $12.37       420,485
   01/01/2013 to 12/31/2013...........    $12.37       $14.41       443,366
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 9.21           608
   01/01/2012 to 12/31/2012...........    $ 9.21       $10.20           601
   01/01/2013 to 12/31/2013...........    $10.20       $11.19         5,235
AST BLACKROCK ISHARES ETF PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.55             0
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008..........    $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009...........    $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010...........    $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011...........    $12.16       $12.81        90,616
   01/01/2012 to 12/31/2012...........    $12.81       $13.06        53,184
   01/01/2013 to 12/31/2013...........    $13.06       $12.89        60,588
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009..........    $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010...........    $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011...........    $10.35       $11.23         5,489
   01/01/2012 to 12/31/2012...........    $11.23       $11.58         5,649
   01/01/2013 to 12/31/2013...........    $11.58       $11.39         1,513
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010..........    $10.00       $10.85             0
   01/01/2011 to 12/31/2011...........    $10.85       $11.97         1,453
   01/01/2012 to 12/31/2012...........    $11.97       $12.45         2,044
   01/01/2013 to 12/31/2013...........    $12.45       $12.08             3

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008..........    $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009...........    $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010...........    $11.28       $12.41             0
   01/01/2011 to 12/31/2011...........    $12.41       $13.96         2,627
   01/01/2012 to 12/31/2012...........    $13.96       $14.61         4,673
   01/01/2013 to 12/31/2013...........    $14.61       $14.01        23,692
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008..........    $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009...........    $12.20       $11.14             0
   01/01/2010 to 12/31/2010...........    $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011...........    $12.29       $14.11             0
   01/01/2012 to 12/31/2012...........    $14.11       $14.78        12,165
   01/01/2013 to 12/31/2013...........    $14.78       $13.93        22,233
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009..........    $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010...........    $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011...........    $ 9.81       $11.53             0
   01/01/2012 to 12/31/2012...........    $11.53       $12.13           768
   01/01/2013 to 12/31/2013...........    $12.13       $11.23       169,824
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010..........    $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011...........    $11.10       $13.22         6,222
   01/01/2012 to 12/31/2012...........    $13.22       $13.97             0
   01/01/2013 to 12/31/2013...........    $13.97       $12.87             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011..........    $10.00       $12.12         3,562
   01/01/2012 to 12/31/2012...........    $12.12       $12.70        19,197
   01/01/2013 to 12/31/2013...........    $12.70       $11.35         1,129
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012..........    $10.00       $10.48        10,462
   01/01/2013 to 12/31/2013...........    $10.48       $ 9.32       119,441
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013..........    $10.00       $ 8.82        84,645
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008...........    $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009...........    $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010...........    $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011...........    $10.98       $10.61       310,209
   01/01/2012 to 12/31/2012...........    $10.61       $11.94       351,268
   01/01/2013 to 12/31/2013...........    $11.94       $14.50       365,259

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
FORMERLY, AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
   02/25/2013* to 12/31/2013..........    $10.00       $11.73             0
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008...........    $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009...........    $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010...........    $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011...........    $26.39       $27.85        75,280
   01/01/2012 to 12/31/2012...........    $27.85       $31.80        92,654
   01/01/2013 to 12/31/2013...........    $31.80       $32.47        76,651
AST DEAM SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.51       $12.80        75,539
   01/01/2008 to 07/18/2008...........    $12.80       $11.77             0
AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $ 9.73             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008...........    $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010...........    $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011...........    $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012...........    $11.19       $13.30       130,099
   01/01/2013 to 12/31/2013...........    $13.30       $18.55       126,485
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.01             0
   01/01/2008 to 12/31/2008...........    $10.01       $ 7.21            70
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.66             0
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 9.71         3,036
   01/01/2011 to 12/31/2011...........    $ 9.71       $ 9.38        15,195
   01/01/2012 to 12/31/2012...........    $ 9.38       $10.55        30,124
   01/01/2013 to 12/31/2013...........    $10.55       $12.45        41,727
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.69       $11.43       343,893
   01/01/2008 to 12/31/2008...........    $11.43       $ 7.41       176,530
   01/01/2009 to 12/31/2009...........    $ 7.41       $ 9.09       152,714
   01/01/2010 to 12/31/2010...........    $ 9.09       $10.29       126,118
   01/01/2011 to 12/31/2011...........    $10.29       $10.03       140,161
   01/01/2012 to 12/31/2012...........    $10.03       $10.99       144,585
   01/01/2013 to 12/31/2013...........    $10.99       $12.49       139,523

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.00       $ 7.50             0
   01/01/2009 to 11/13/2009...........    $ 7.50       $ 8.43             0
AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.80        64,500
   01/01/2013 to 12/31/2013...........    $10.80       $13.30        73,749
AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
   04/29/2013* to 12/31/2013..........    $10.00       $10.87         5,822
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.18       $ 6.13           192
   01/01/2009 to 12/31/2009...........    $ 6.13       $ 8.20         3,269
   01/01/2010 to 12/31/2010...........    $ 8.20       $ 9.76         8,104
   01/01/2011 to 12/31/2011...........    $ 9.76       $ 9.18        10,323
   01/01/2012 to 12/31/2012...........    $ 9.18       $11.52        14,435
   01/01/2013 to 12/31/2013...........    $11.52       $11.90        14,755
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $23.34       $26.68       406,767
   01/01/2008 to 12/31/2008...........    $26.68       $15.77       306,283
   01/01/2009 to 12/31/2009...........    $15.77       $23.33       257,290
   01/01/2010 to 12/31/2010...........    $23.33       $25.47       222,209
   01/01/2011 to 12/31/2011...........    $25.47       $24.22       190,087
   01/01/2012 to 12/31/2012...........    $24.22       $28.72       164,258
   01/01/2013 to 12/31/2013...........    $28.72       $36.89       145,284
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008...........    $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009...........    $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010...........    $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011...........    $23.16       $21.66       193,150
   01/01/2012 to 12/31/2012...........    $21.66       $25.66       182,309
   01/01/2013 to 12/31/2013...........    $25.66       $33.93       177,804
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008...........    $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009...........    $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010...........    $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011...........    $ 5.87       $ 5.64       242,754
   01/01/2012 to 12/31/2012...........    $ 5.64       $ 6.68       295,653
   01/01/2013 to 12/31/2013...........    $ 6.68       $ 8.74       280,627

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
FORMERLY, AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.18             0
   01/01/2008 to 12/31/2008...........    $10.18       $ 7.64        29,480
   01/01/2009 to 12/31/2009...........    $ 7.64       $ 9.33        30,718
   01/01/2010 to 12/31/2010...........    $ 9.33       $10.31        47,765
   01/01/2011 to 12/31/2011...........    $10.31       $10.15        47,893
   01/01/2012 to 12/31/2012...........    $10.15       $11.07        53,335
   01/01/2013 to 12/31/2013...........    $11.07       $12.03        54,982
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $28.22       $26.36       149,378
   01/01/2008 to 12/31/2008...........    $26.36       $19.15       100,029
   01/01/2009 to 12/31/2009...........    $19.15       $24.05        96,518
   01/01/2010 to 12/31/2010...........    $24.05       $30.18        78,409
   01/01/2011 to 12/31/2011...........    $30.18       $30.27        68,981
   01/01/2012 to 12/31/2012...........    $30.27       $34.66        62,151
   01/01/2013 to 12/31/2013...........    $34.66       $47.64        51,383
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008...........    $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009...........    $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010...........    $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011...........    $11.95       $11.77        70,324
   01/01/2012 to 12/31/2012...........    $11.77       $13.21        70,906
   01/01/2013 to 12/31/2013...........    $13.21       $17.61        70,433
AST HIGH YIELD PORTFOLIO
   03/19/2007* to 12/31/2007..........    $18.35       $18.28       274,834
   01/01/2008 to 12/31/2008...........    $18.28       $13.48       191,706
   01/01/2009 to 12/31/2009...........    $13.48       $18.09       206,875
   01/01/2010 to 12/31/2010...........    $18.09       $20.32       182,892
   01/01/2011 to 12/31/2011...........    $20.32       $20.76       158,058
   01/01/2012 to 12/31/2012...........    $20.76       $23.40       149,195
   01/01/2013 to 12/31/2013...........    $23.40       $24.83       127,818
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008...........    $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009...........    $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010...........    $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011...........    $19.75       $17.03       256,898
   01/01/2012 to 12/31/2012...........    $17.03       $20.29       244,689
   01/01/2013 to 12/31/2013...........    $20.29       $23.91       227,893

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008...........    $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009...........    $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010...........    $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011...........    $18.84       $16.31       132,978
   01/01/2012 to 12/31/2012...........    $16.31       $18.84        69,926
   01/01/2013 to 12/31/2013...........    $18.84       $22.29        59,140
AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.20             0
   01/01/2008 to 12/31/2008...........    $10.20       $ 7.00        10,506
   01/01/2009 to 12/31/2009...........    $ 7.00       $ 8.77        51,936
   01/01/2010 to 12/31/2010...........    $ 8.77       $ 9.89        69,518
   01/01/2011 to 12/31/2011...........    $ 9.89       $ 9.73        61,897
   01/01/2012 to 12/31/2012...........    $ 9.73       $10.94        23,928
   01/01/2013 to 12/31/2013...........    $10.94       $12.60        42,546
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008...........    $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009...........    $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010...........    $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011...........    $21.61       $19.43        88,820
   01/01/2012 to 12/31/2012...........    $19.43       $23.46       106,686
   01/01/2013 to 12/31/2013...........    $23.46       $26.79        85,086
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $20.72       $20.91        89,434
   01/01/2008 to 12/31/2008...........    $20.91       $17.06       109,736
   01/01/2009 to 12/31/2009...........    $17.06       $20.61        89,471
   01/01/2010 to 12/31/2010...........    $20.61       $21.89        83,097
   01/01/2011 to 12/31/2011...........    $21.89       $21.72        94,146
   01/01/2012 to 12/31/2012...........    $21.72       $23.81       101,774
   01/01/2013 to 12/31/2013...........    $23.81       $26.18       113,447
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.08       $10.30             0
   01/01/2010 to 12/31/2010...........    $10.30       $11.35         9,275
   01/01/2011 to 12/31/2011...........    $11.35       $11.31         7,961
   01/01/2012 to 12/31/2012...........    $11.31       $12.90        14,252
   01/01/2013 to 12/31/2013...........    $12.90       $17.43        17,064

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009..........    $10.15       $10.31             0
   01/01/2010 to 12/31/2010...........    $10.31       $11.61             0
   01/01/2011 to 12/31/2011...........    $11.61       $10.82         3,569
   01/01/2012 to 12/31/2012...........    $10.82       $12.13         6,843
   01/01/2013 to 12/31/2013...........    $12.13       $15.78         8,157
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008...........    $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009...........    $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010...........    $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011...........    $19.50       $18.50       150,135
   01/01/2012 to 12/31/2012...........    $18.50       $21.40       129,302
   01/01/2013 to 12/31/2013...........    $21.40       $29.63       125,403
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.69       $22.29       971,315
   01/01/2008 to 12/31/2008...........    $22.29       $12.43       710,826
   01/01/2009 to 12/31/2009...........    $12.43       $15.97       454,565
   01/01/2010 to 12/31/2010...........    $15.97       $18.93       364,357
   01/01/2011 to 12/31/2011...........    $18.93       $18.57       314,477
   01/01/2012 to 12/31/2012...........    $18.57       $20.64       298,859
   01/01/2013 to 12/31/2013...........    $20.64       $27.92       283,764
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.26       $14.68       220,080
   01/01/2008 to 12/31/2008...........    $14.68       $11.16       140,679
   01/01/2009 to 12/31/2009...........    $11.16       $14.87       152,690
   01/01/2010 to 12/31/2010...........    $14.87       $16.69       119,402
   01/01/2011 to 12/31/2011...........    $16.69       $18.20        95,056
   01/01/2012 to 12/31/2012...........    $18.20       $19.09       125,238
   01/01/2013 to 12/31/2013...........    $19.09       $18.52       176,423
AST MFS GLOBAL EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.16       $16.41       233,832
   01/01/2008 to 12/31/2008...........    $16.41       $10.73       185,745
   01/01/2009 to 12/31/2009...........    $10.73       $13.96       141,465
   01/01/2010 to 12/31/2010...........    $13.96       $15.49       128,001
   01/01/2011 to 12/31/2011...........    $15.49       $14.86       129,617
   01/01/2012 to 12/31/2012...........    $14.86       $18.10       130,547
   01/01/2013 to 12/31/2013...........    $18.10       $22.87       118,400

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $ 8.71       $ 9.99        385,830
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 6.30        283,991
   01/01/2009 to 12/31/2009...........    $ 6.30       $ 7.75        357,512
   01/01/2010 to 12/31/2010...........    $ 7.75       $ 8.65        303,538
   01/01/2011 to 12/31/2011...........    $ 8.65       $ 8.52        270,926
   01/01/2012 to 12/31/2012...........    $ 8.52       $ 9.87        195,704
   01/01/2013 to 12/31/2013...........    $ 9.87       $13.36        147,093
AST MFS LARGE-CAP VALUE PORTFOLIO
   08/20/2012* to 12/31/2012..........    $10.00       $10.22              0
   01/01/2013 to 12/31/2013...........    $10.22       $13.61              0
AST MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008...........    $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009...........    $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010...........    $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011...........    $14.55       $13.91         39,508
   01/01/2012 to 12/31/2012...........    $13.91       $16.30         57,927
   01/01/2013 to 12/31/2013...........    $16.30       $21.37         35,635
AST MONEY MARKET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008...........    $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009...........    $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010...........    $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011...........    $14.11       $13.97        824,499
   01/01/2012 to 12/31/2012...........    $13.97       $13.83        713,101
   01/01/2013 to 12/31/2013...........    $13.83       $13.69        710,651
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $35.44       $35.87        379,524
   01/01/2008 to 12/31/2008...........    $35.87       $20.51        269,632
   01/01/2009 to 12/31/2009...........    $20.51       $28.55        181,892
   01/01/2010 to 12/31/2010...........    $28.55       $34.89        147,445
   01/01/2011 to 12/31/2011...........    $34.89       $33.69        125,064
   01/01/2012 to 12/31/2012...........    $33.69       $39.06        118,486
   01/01/2013 to 12/31/2013...........    $39.06       $54.91        108,908
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.03       $10.08              0
   01/01/2012 to 12/31/2012...........    $10.08       $10.47              0
   01/01/2013 to 12/31/2013...........    $10.47       $10.07              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.39       $29.67       403,400
   01/01/2008 to 12/31/2008...........    $29.67       $16.69       258,551
   01/01/2009 to 12/31/2009...........    $16.69       $21.45       202,478
   01/01/2010 to 12/31/2010...........    $21.45       $27.32       181,262
   01/01/2011 to 12/31/2011...........    $27.32       $27.50       154,240
   01/01/2012 to 12/31/2012...........    $27.50       $30.60       127,169
   01/01/2013 to 12/31/2013...........    $30.60       $40.17       109,479
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.58       $12.29       291,364
   01/01/2008 to 12/31/2008...........    $12.29       $ 6.99       185,040
   01/01/2009 to 12/31/2009...........    $ 6.99       $ 8.48       130,897
   01/01/2010 to 12/31/2010...........    $ 8.48       $10.10       108,496
   01/01/2011 to 04/29/2011...........    $10.10       $11.35             0
AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
   04/30/2012* to 12/31/2012..........    $10.00       $10.37       163,468
   01/01/2013 to 12/31/2013...........    $10.37       $12.21       196,043
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008..........    $10.10       $ 5.59           354
   01/01/2009 to 12/31/2009...........    $ 5.59       $ 9.22        21,493
   01/01/2010 to 12/31/2010...........    $ 9.22       $11.16        57,487
   01/01/2011 to 12/31/2011...........    $11.16       $ 8.81        55,390
   01/01/2012 to 12/31/2012...........    $ 8.81       $10.28        54,656
   01/01/2013 to 12/31/2013...........    $10.28       $10.20        49,534
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008...........    $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009...........    $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010...........    $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011...........    $18.67       $18.90       241,831
   01/01/2012 to 12/31/2012...........    $18.90       $19.58       267,544
   01/01/2013 to 12/31/2013...........    $19.58       $18.97       254,029
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008...........    $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009...........    $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010...........    $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011...........    $24.38       $24.90       532,204
   01/01/2012 to 12/31/2012...........    $24.90       $26.95       554,965
   01/01/2013 to 12/31/2013...........    $26.95       $26.19       425,830

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008...........    $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009...........    $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010...........    $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011...........    $11.98       $11.98       173,004
   01/01/2012 to 12/31/2012...........    $11.98       $13.09       274,996
   01/01/2013 to 12/31/2013...........    $13.09       $14.15       348,267
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011..........    $10.02       $10.08             0
   01/01/2012 to 12/31/2012...........    $10.08       $10.69             0
   01/01/2013 to 12/31/2013...........    $10.69       $10.34             0
AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
FORMERLY, AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   03/19/2007* to 12/31/2007..........    $10.49       $11.62       104,706
   01/01/2008 to 12/31/2008...........    $11.62       $ 6.82       145,715
   01/01/2009 to 12/31/2009...........    $ 6.82       $ 8.51       130,430
   01/01/2010 to 12/31/2010...........    $ 8.51       $10.02       119,611
   01/01/2011 to 12/31/2011...........    $10.02       $ 9.31       121,090
   01/01/2012 to 12/31/2012...........    $ 9.31       $10.40        69,098
   01/01/2013 to 12/31/2013...........    $10.40       $12.05        57,048
AST QMA US EQUITY ALPHA PORTFOLIO
   03/19/2007* to 12/31/2007..........    $14.84       $15.22       396,251
   01/01/2008 to 12/31/2008...........    $15.22       $ 9.23       222,439
   01/01/2009 to 12/31/2009...........    $ 9.23       $11.14       165,516
   01/01/2010 to 12/31/2010...........    $11.14       $12.68       148,208
   01/01/2011 to 12/31/2011...........    $12.68       $12.99       123,296
   01/01/2012 to 12/31/2012...........    $12.99       $15.28       121,362
   01/01/2013 to 12/31/2013...........    $15.28       $20.03       108,667
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011..........    $10.00       $ 8.94             0
   01/01/2012 to 12/31/2012...........    $ 8.94       $10.01         5,703
   01/01/2013 to 12/31/2013...........    $10.01       $12.14         7,780
AST RCM WORLD TRENDS PORTFOLIO
FORMERLY, AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $10.05         3,529
   01/01/2008 to 12/31/2008...........    $10.05       $ 7.21        13,812
   01/01/2009 to 12/31/2009...........    $ 7.21       $ 8.80        41,533
   01/01/2010 to 12/31/2010...........    $ 8.80       $ 9.75        52,644
   01/01/2011 to 12/31/2011...........    $ 9.75       $ 9.48       111,110
   01/01/2012 to 12/31/2012...........    $ 9.48       $10.35       139,141
   01/01/2013 to 12/31/2013...........    $10.35       $11.52       120,205

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $11.52             0
   01/01/2008 to 12/31/2008...........    $11.52       $ 7.39         7,390
   01/01/2009 to 12/31/2009...........    $ 7.39       $ 9.28        19,879
   01/01/2010 to 12/31/2010...........    $ 9.28       $10.50        19,915
   01/01/2011 to 12/31/2011...........    $10.50       $10.15        22,151
   01/01/2012 to 12/31/2012...........    $10.15       $11.64        32,123
   01/01/2013 to 12/31/2013...........    $11.64       $13.61        87,038
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.56       $18.95        57,993
   01/01/2008 to 12/31/2008...........    $18.95       $13.09        38,831
   01/01/2009 to 12/31/2009...........    $13.09       $16.52        56,078
   01/01/2010 to 12/31/2010...........    $16.52       $18.28        55,356
   01/01/2011 to 12/31/2011...........    $18.28       $17.49        63,882
   01/01/2012 to 12/31/2012...........    $17.49       $19.24        63,454
   01/01/2013 to 12/31/2013...........    $19.24       $21.79        58,385
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008...........    $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009...........    $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010...........    $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011...........    $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012...........    $20.46       $22.72       122,406
   01/01/2013 to 12/31/2013...........    $22.72       $30.40        97,212
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007* to 12/31/2007..........    $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008...........    $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009...........    $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010...........    $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011...........    $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012...........    $23.79       $27.83       104,650
   01/01/2013 to 12/31/2013...........    $27.83       $37.86       104,841
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   03/19/2007* to 12/31/2007..........    $24.42       $25.66       177,727
   01/01/2008 to 12/31/2008...........    $25.66       $18.81       170,365
   01/01/2009 to 12/31/2009...........    $18.81       $23.12       143,983
   01/01/2010 to 12/31/2010...........    $23.12       $25.53       132,162
   01/01/2011 to 12/31/2011...........    $25.53       $25.78       105,184
   01/01/2012 to 12/31/2012...........    $25.78       $28.96       159,208
   01/01/2013 to 12/31/2013...........    $28.96       $33.50       197,834

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008...........    $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009...........    $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010...........    $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011...........    $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012...........    $11.43       $13.27       174,018
   01/01/2013 to 12/31/2013...........    $13.27       $17.03        99,497
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008...........    $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009...........    $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010...........    $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011...........    $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012...........    $16.87       $19.63       117,823
   01/01/2013 to 12/31/2013...........    $19.63       $28.00       106,243
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   03/19/2007* to 12/31/2007..........    $49.29       $67.50        91,058
   01/01/2008 to 12/31/2008...........    $67.50       $33.42        67,882
   01/01/2009 to 12/31/2009...........    $33.42       $49.42        59,018
   01/01/2010 to 12/31/2010...........    $49.42       $58.93        51,233
   01/01/2011 to 12/31/2011...........    $58.93       $49.64        45,841
   01/01/2012 to 12/31/2012...........    $49.64       $50.92        40,026
   01/01/2013 to 12/31/2013...........    $50.92       $58.16        34,744
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007* to 12/31/2007..........    $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008...........    $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009...........    $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010...........    $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011...........    $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012...........    $18.87       $19.66       130,910
   01/01/2013 to 12/31/2013...........    $19.66       $18.73       127,379
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.38       $12.42        62,773
   01/01/2008 to 12/31/2008...........    $12.42       $ 7.09       126,503
   01/01/2009 to 12/31/2009...........    $ 7.09       $ 9.02        66,395
   01/01/2010 to 12/31/2010...........    $ 9.02       $10.24        85,069
   01/01/2011 to 12/31/2011...........    $10.24       $ 9.78        56,049
   01/01/2012 to 12/31/2012...........    $ 9.78       $10.75        53,655
   01/01/2013 to 12/31/2013...........    $10.75       $12.83        94,298

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007..........    $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008...........    $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009...........    $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010...........    $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011...........    $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012...........    $11.60       $12.39        38,757
   01/01/2013 to 12/31/2013...........    $12.39       $12.08        28,282
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008..........    $10.08       $ 6.67         4,104
   01/01/2009 to 12/31/2009...........    $ 6.67       $ 8.59        14,124
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.38        39,395
   01/01/2011 to 12/31/2011...........    $ 9.38       $ 9.13        36,737
   01/01/2012 to 09/21/2012...........    $ 9.13       $10.28             0
INVESCO V.I. CAPITAL DEVELOPMENT FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $10.03       $ 8.21        20,926
   01/01/2012 to 04/27/2012...........    $ 8.21       $ 9.32             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES I
   04/29/2011* to 12/31/2011..........    $ 9.99       $ 9.16        13,364
   01/01/2012 to 12/31/2012...........    $ 9.16       $10.77        13,248
   01/01/2013 to 12/31/2013...........    $10.77       $13.97        16,703
INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES I
   04/27/2012* to 12/31/2012..........    $10.05       $ 9.81        18,004
   01/01/2013 to 12/31/2013...........    $ 9.81       $13.31        13,731
PROFUND VP ASIA 30
   03/19/2007* to 12/31/2007..........    $19.45       $29.86        58,237
   01/01/2008 to 12/31/2008...........    $29.86       $14.54        42,878
   01/01/2009 to 12/31/2009...........    $14.54       $22.20        34,398
   01/01/2010 to 12/31/2010...........    $22.20       $25.03        27,777
   01/01/2011 to 12/31/2011...........    $25.03       $18.09        14,044
   01/01/2012 to 12/31/2012...........    $18.09       $20.68        13,414
   01/01/2013 to 12/31/2013...........    $20.68       $23.54         3,704
PROFUND VP BANKS
   03/19/2007* to 12/31/2007..........    $13.14       $ 9.91        62,100
   01/01/2008 to 12/31/2008...........    $ 9.91       $ 5.21        47,464
   01/01/2009 to 12/31/2009...........    $ 5.21       $ 4.94         1,052
   01/01/2010 to 12/31/2010...........    $ 4.94       $ 5.30           843
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 3.84           836
   01/01/2012 to 12/31/2012...........    $ 3.84       $ 5.07         9,109
   01/01/2013 to 12/31/2013...........    $ 5.07       $ 6.70        10,281

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP BASIC MATERIALS
   03/19/2007* to 12/31/2007..........    $15.00       $18.12        40,124
   01/01/2008 to 12/31/2008...........    $18.12       $ 8.71        11,448
   01/01/2009 to 12/31/2009...........    $ 8.71       $14.01        10,331
   01/01/2010 to 12/31/2010...........    $14.01       $17.98        10,826
   01/01/2011 to 12/31/2011...........    $17.98       $14.93         5,870
   01/01/2012 to 12/31/2012...........    $14.93       $16.03         4,321
   01/01/2013 to 12/31/2013...........    $16.03       $18.80         2,069
PROFUND VP BEAR
   03/19/2007* to 12/31/2007..........    $ 8.39       $ 8.18        28,504
   01/01/2008 to 12/31/2008...........    $ 8.18       $11.33        54,575
   01/01/2009 to 12/31/2009...........    $11.33       $ 8.09        34,435
   01/01/2010 to 12/31/2010...........    $ 8.09       $ 6.58        20,213
   01/01/2011 to 12/31/2011...........    $ 6.58       $ 5.94        15,996
   01/01/2012 to 12/31/2012...........    $ 5.94       $ 4.90        28,486
   01/01/2013 to 12/31/2013...........    $ 4.90       $ 3.57        21,528
PROFUND VP BIOTECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 8.30       $ 8.57        36,098
   01/01/2008 to 12/31/2008...........    $ 8.57       $ 8.64        31,300
   01/01/2009 to 12/31/2009...........    $ 8.64       $ 8.87        12,600
   01/01/2010 to 12/31/2010...........    $ 8.87       $ 9.23        14,775
   01/01/2011 to 12/31/2011...........    $ 9.23       $ 9.74        13,350
   01/01/2012 to 12/31/2012...........    $ 9.74       $13.56        15,507
   01/01/2013 to 12/31/2013...........    $13.56       $22.61        16,770
PROFUND VP BULL
   03/19/2007* to 12/31/2007..........    $12.10       $12.58       357,217
   01/01/2008 to 12/31/2008...........    $12.58       $ 7.76        31,415
   01/01/2009 to 12/31/2009...........    $ 7.76       $ 9.55       117,689
   01/01/2010 to 12/31/2010...........    $ 9.55       $10.65        73,549
   01/01/2011 to 12/31/2011...........    $10.65       $10.54        67,495
   01/01/2012 to 12/31/2012...........    $10.54       $11.89        49,785
   01/01/2013 to 12/31/2013...........    $11.89       $15.27        82,720
PROFUND VP CONSUMER GOODS PORTFOLIO
   03/19/2007* to 12/31/2007..........    $11.56       $12.35        28,036
   01/01/2008 to 12/31/2008...........    $12.35       $ 8.96         6,520
   01/01/2009 to 12/31/2009...........    $ 8.96       $10.79        50,609
   01/01/2010 to 12/31/2010...........    $10.79       $12.53        13,098
   01/01/2011 to 12/31/2011...........    $12.53       $13.27        11,070
   01/01/2012 to 12/31/2012...........    $13.27       $14.56         4,743
   01/01/2013 to 12/31/2013...........    $14.56       $18.52         4,725

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP CONSUMER SERVICES
   03/19/2007* to 12/31/2007..........    $10.18       $ 9.25           664
   01/01/2008 to 12/31/2008...........    $ 9.25       $ 6.28        25,348
   01/01/2009 to 12/31/2009...........    $ 6.28       $ 8.14         9,181
   01/01/2010 to 12/31/2010...........    $ 8.14       $ 9.78         1,220
   01/01/2011 to 12/31/2011...........    $ 9.78       $10.21        10,521
   01/01/2012 to 12/31/2012...........    $10.21       $12.35         1,164
   01/01/2013 to 12/31/2013...........    $12.35       $17.10         3,044
PROFUND VP EUROPE 30
   03/19/2007* to 12/31/2007..........    $11.06       $12.82        58,476
   01/01/2008 to 12/31/2008...........    $12.82       $ 7.10        38,982
   01/01/2009 to 12/31/2009...........    $ 7.10       $ 9.30        95,905
   01/01/2010 to 12/31/2010...........    $ 9.30       $ 9.45        18,436
   01/01/2011 to 12/31/2011...........    $ 9.45       $ 8.53        10,431
   01/01/2012 to 12/31/2012...........    $ 8.53       $ 9.84         9,400
   01/01/2013 to 12/31/2013...........    $ 9.84       $11.85         8,516
PROFUND VP FINANCIALS
   03/19/2007* to 12/31/2007..........    $12.53       $10.41         8,563
   01/01/2008 to 12/31/2008...........    $10.41       $ 5.10         4,121
   01/01/2009 to 12/31/2009...........    $ 5.10       $ 5.81         7,721
   01/01/2010 to 12/31/2010...........    $ 5.81       $ 6.38         3,496
   01/01/2011 to 12/31/2011...........    $ 6.38       $ 5.44         2,863
   01/01/2012 to 12/31/2012...........    $ 5.44       $ 6.72         2,502
   01/01/2013 to 12/31/2013...........    $ 6.72       $ 8.78         2,593
PROFUND VP HEALTH CARE
   03/19/2007* to 12/31/2007..........    $ 9.22       $ 9.77        51,110
   01/01/2008 to 12/31/2008...........    $ 9.77       $ 7.32        11,936
   01/01/2009 to 12/31/2009...........    $ 7.32       $ 8.66        39,318
   01/01/2010 to 12/31/2010...........    $ 8.66       $ 8.82         3,460
   01/01/2011 to 12/31/2011...........    $ 8.82       $ 9.62         6,078
   01/01/2012 to 12/31/2012...........    $ 9.62       $11.18         6,190
   01/01/2013 to 12/31/2013...........    $11.18       $15.47         9,619
PROFUND VP INDUSTRIALS
   03/19/2007* to 12/31/2007..........    $12.90       $14.07         4,384
   01/01/2008 to 12/31/2008...........    $14.07       $ 8.29        31,312
   01/01/2009 to 12/31/2009...........    $ 8.29       $10.18         7,827
   01/01/2010 to 12/31/2010...........    $10.18       $12.47         3,526
   01/01/2011 to 12/31/2011...........    $12.47       $12.13         2,394
   01/01/2012 to 12/31/2012...........    $12.13       $13.90         2,262
   01/01/2013 to 12/31/2013...........    $13.90       $19.02         3,039

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP INTERNET
   03/19/2007* to 12/31/2007..........    $19.64       $21.19         2,722
   01/01/2008 to 12/31/2008...........    $21.19       $11.58           523
   01/01/2009 to 12/31/2009...........    $11.58       $20.32        16,280
   01/01/2010 to 12/31/2010...........    $20.32       $27.21         6,995
   01/01/2011 to 12/31/2011...........    $27.21       $25.08         2,636
   01/01/2012 to 12/31/2012...........    $25.08       $29.73         1,697
   01/01/2013 to 12/31/2013...........    $29.73       $44.65         1,178
PROFUND VP JAPAN
   03/19/2007* to 12/31/2007..........    $14.90       $13.33         9,188
   01/01/2008 to 12/31/2008...........    $13.33       $ 7.81        35,266
   01/01/2009 to 12/31/2009...........    $ 7.81       $ 8.53        70,612
   01/01/2010 to 12/31/2010...........    $ 8.53       $ 7.89         8,603
   01/01/2011 to 12/31/2011...........    $ 7.89       $ 6.37        20,070
   01/01/2012 to 12/31/2012...........    $ 6.37       $ 7.75         1,274
   01/01/2013 to 12/31/2013...........    $ 7.75       $11.37         2,296
PROFUND VP LARGE-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $10.99       $11.86        48,255
   01/01/2008 to 12/31/2008...........    $11.86       $ 7.57        35,528
   01/01/2009 to 12/31/2009...........    $ 7.57       $ 9.73        62,409
   01/01/2010 to 12/31/2010...........    $ 9.73       $10.90        27,695
   01/01/2011 to 12/31/2011...........    $10.90       $11.13        13,928
   01/01/2012 to 12/31/2012...........    $11.13       $12.42         4,595
   01/01/2013 to 12/31/2013...........    $12.42       $16.06        21,839
PROFUND VP LARGE-CAP VALUE
   03/19/2007* to 12/31/2007..........    $12.33       $12.33        99,574
   01/01/2008 to 12/31/2008...........    $12.33       $ 7.27       125,444
   01/01/2009 to 12/31/2009...........    $ 7.27       $ 8.59        52,612
   01/01/2010 to 12/31/2010...........    $ 8.59       $ 9.60        24,767
   01/01/2011 to 12/31/2011...........    $ 9.60       $ 9.39        13,186
   01/01/2012 to 12/31/2012...........    $ 9.39       $10.72        10,064
   01/01/2013 to 12/31/2013...........    $10.72       $13.79         4,495
PROFUND VP MID-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $12.58       $13.50        66,295
   01/01/2008 to 12/31/2008...........    $13.50       $ 8.18        22,429
   01/01/2009 to 12/31/2009...........    $ 8.18       $11.20        84,147
   01/01/2010 to 12/31/2010...........    $11.20       $14.24        61,399
   01/01/2011 to 12/31/2011...........    $14.24       $13.69        20,291
   01/01/2012 to 12/31/2012...........    $13.69       $15.64         8,182
   01/01/2013 to 12/31/2013...........    $15.64       $20.21        13,786

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   03/19/2007* to 12/31/2007..........    $14.70       $14.22       111,312
   01/01/2008 to 12/31/2008...........    $14.22       $ 8.97        24,378
   01/01/2009 to 12/31/2009...........    $ 8.97       $11.62        66,470
   01/01/2010 to 12/31/2010...........    $11.62       $13.86        29,926
   01/01/2011 to 12/31/2011...........    $13.86       $13.18        15,929
   01/01/2012 to 12/31/2012...........    $13.18       $15.21         5,941
   01/01/2013 to 12/31/2013...........    $15.21       $19.90         8,061
PROFUND VP NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.66       $ 6.62       365,042
   01/01/2008 to 12/31/2008...........    $ 6.62       $ 3.77        46,227
   01/01/2009 to 12/31/2009...........    $ 3.77       $ 5.67       106,523
   01/01/2010 to 12/31/2010...........    $ 5.67       $ 6.64        61,261
   01/01/2011 to 12/31/2011...........    $ 6.64       $ 6.67        43,377
   01/01/2012 to 12/31/2012...........    $ 6.67       $ 7.67        26,307
   01/01/2013 to 12/31/2013...........    $ 7.67       $10.20        49,815
PROFUND VP OIL & GAS
   03/19/2007* to 12/31/2007..........    $17.85       $23.90        69,547
   01/01/2008 to 12/31/2008...........    $23.90       $14.92        57,664
   01/01/2009 to 12/31/2009...........    $14.92       $17.06        33,679
   01/01/2010 to 12/31/2010...........    $17.06       $19.89        27,013
   01/01/2011 to 12/31/2011...........    $19.89       $20.14        18,015
   01/01/2012 to 12/31/2012...........    $20.14       $20.51        17,173
   01/01/2013 to 12/31/2013...........    $20.51       $25.19        16,506
PROFUND VP PHARMACEUTICALS
   03/19/2007* to 12/31/2007..........    $ 8.40       $ 8.65            30
   01/01/2008 to 12/31/2008...........    $ 8.65       $ 6.89        19,024
   01/01/2009 to 12/31/2009...........    $ 6.89       $ 7.98        29,266
   01/01/2010 to 12/31/2010...........    $ 7.98       $ 7.94            28
   01/01/2011 to 12/31/2011...........    $ 7.94       $ 9.12         8,784
   01/01/2012 to 12/31/2012...........    $ 9.12       $10.10         2,396
   01/01/2013 to 12/31/2013...........    $10.10       $13.17         4,472
PROFUND VP PRECIOUS METALS
   03/19/2007* to 12/31/2007..........    $14.89       $19.31        46,746
   01/01/2008 to 12/31/2008...........    $19.31       $13.23        71,505
   01/01/2009 to 12/31/2009...........    $13.23       $17.73        56,194
   01/01/2010 to 12/31/2010...........    $17.73       $23.33        64,508
   01/01/2011 to 12/31/2011...........    $23.33       $18.66        62,028
   01/01/2012 to 12/31/2012...........    $18.66       $15.79        55,549
   01/01/2013 to 12/31/2013...........    $15.79       $ 9.70        46,093

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP REAL ESTATE
   03/19/2007* to 12/31/2007..........    $25.09       $19.59         9,995
   01/01/2008 to 12/31/2008...........    $19.59       $11.39         7,045
   01/01/2009 to 12/31/2009...........    $11.39       $14.43         7,879
   01/01/2010 to 12/31/2010...........    $14.43       $17.81         5,530
   01/01/2011 to 12/31/2011...........    $17.81       $18.47         3,293
   01/01/2012 to 12/31/2012...........    $18.47       $21.42         1,736
   01/01/2013 to 12/31/2013...........    $21.42       $21.23         1,163
PROFUND VP RISING RATES OPPORTUNITY
   03/19/2007* to 12/31/2007..........    $ 6.62       $ 6.29        50,450
   01/01/2008 to 12/31/2008...........    $ 6.29       $ 3.86        54,538
   01/01/2009 to 12/31/2009...........    $ 3.86       $ 5.06        82,738
   01/01/2010 to 12/31/2010...........    $ 5.06       $ 4.20       116,704
   01/01/2011 to 12/31/2011...........    $ 4.20       $ 2.60        73,818
   01/01/2012 to 12/31/2012...........    $ 2.60       $ 2.40        55,376
   01/01/2013 to 12/31/2013...........    $ 2.40       $ 2.76        49,060
PROFUND VP SEMICONDUCTOR
   03/19/2007* to 12/31/2007..........    $ 7.08       $ 7.63         3,867
   01/01/2008 to 12/31/2008...........    $ 7.63       $ 3.79         2,570
   01/01/2009 to 12/31/2009...........    $ 3.79       $ 6.16        36,623
   01/01/2010 to 12/31/2010...........    $ 6.16       $ 6.85         2,480
   01/01/2011 to 12/31/2011...........    $ 6.85       $ 6.52         2,141
   01/01/2012 to 12/31/2012...........    $ 6.52       $ 6.19         2,140
   01/01/2013 to 12/31/2013...........    $ 6.19       $ 8.18         1,862
PROFUND VP SHORT MID-CAP
   03/19/2007* to 12/31/2007..........    $ 8.08       $ 7.98            16
   01/01/2008 to 12/31/2008...........    $ 7.98       $10.42            16
   01/01/2009 to 12/31/2009...........    $10.42       $ 6.66         2,862
   01/01/2010 to 12/31/2010...........    $ 6.66       $ 4.89         3,887
   01/01/2011 to 12/31/2011...........    $ 4.89       $ 4.44         1,146
   01/01/2012 to 12/31/2012...........    $ 4.44       $ 3.57            16
   01/01/2013 to 12/31/2013...........    $ 3.57       $ 2.55            16
PROFUND VP SHORT NASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 5.95       $ 5.15        27,418
   01/01/2008 to 12/31/2008...........    $ 5.15       $ 7.55        13,959
   01/01/2009 to 12/31/2009...........    $ 7.55       $ 4.44        27,423
   01/01/2010 to 12/31/2010...........    $ 4.44       $ 3.46        69,389
   01/01/2011 to 12/31/2011...........    $ 3.46       $ 3.07        35,450
   01/01/2012 to 12/31/2012...........    $ 3.07       $ 2.47        36,583
   01/01/2013 to 12/31/2013...........    $ 2.47       $ 1.72        36,044

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP SHORT SMALL-CAP
   03/19/2007* to 12/31/2007..........    $ 8.07       $ 8.29        36,729
   01/01/2008 to 12/31/2008...........    $ 8.29       $10.19         4,107
   01/01/2009 to 12/31/2009...........    $10.19       $ 6.82            38
   01/01/2010 to 12/31/2010...........    $ 6.82       $ 4.80           270
   01/01/2011 to 12/31/2011...........    $ 4.80       $ 4.32           521
   01/01/2012 to 12/31/2012...........    $ 4.32       $ 3.46            38
   01/01/2013 to 12/31/2013...........    $ 3.46       $ 2.36            37
PROFUND VP SMALL-CAP GROWTH
   03/19/2007* to 12/31/2007..........    $14.15       $14.38        17,597
   01/01/2008 to 12/31/2008...........    $14.38       $ 9.39        23,190
   01/01/2009 to 12/31/2009...........    $ 9.39       $11.73        22,489
   01/01/2010 to 12/31/2010...........    $11.73       $14.60        16,200
   01/01/2011 to 12/31/2011...........    $14.60       $14.64         5,311
   01/01/2012 to 12/31/2012...........    $14.64       $16.30         3,271
   01/01/2013 to 12/31/2013...........    $16.30       $22.66        21,627
PROFUND VP SMALL-CAP VALUE
   03/19/2007* to 12/31/2007..........    $13.49       $12.41        17,038
   01/01/2008 to 12/31/2008...........    $12.41       $ 8.52        11,592
   01/01/2009 to 12/31/2009...........    $ 8.52       $10.15        17,212
   01/01/2010 to 12/31/2010...........    $10.15       $12.28        18,897
   01/01/2011 to 12/31/2011...........    $12.28       $11.65        18,667
   01/01/2012 to 12/31/2012...........    $11.65       $13.40        13,065
   01/01/2013 to 12/31/2013...........    $13.40       $18.27         8,439
PROFUND VP TECHNOLOGY
   03/19/2007* to 12/31/2007..........    $ 5.22       $ 6.03        33,213
   01/01/2008 to 12/31/2008...........    $ 6.03       $ 3.32         5,997
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 5.31        54,848
   01/01/2010 to 12/31/2010...........    $ 5.31       $ 5.82         9,553
   01/01/2011 to 12/31/2011...........    $ 5.82       $ 5.68        12,645
   01/01/2012 to 12/31/2012...........    $ 5.68       $ 6.20        13,585
   01/01/2013 to 12/31/2013...........    $ 6.20       $ 7.69         2,222
PROFUND VP TELECOMMUNICATIONS
   03/19/2007* to 12/31/2007..........    $ 6.47       $ 6.71        45,957
   01/01/2008 to 12/31/2008...........    $ 6.71       $ 4.35       123,183
   01/01/2009 to 12/31/2009...........    $ 4.35       $ 4.63        20,232
   01/01/2010 to 12/31/2010...........    $ 4.63       $ 5.30        40,615
   01/01/2011 to 12/31/2011...........    $ 5.30       $ 5.34        19,077
   01/01/2012 to 12/31/2012...........    $ 5.34       $ 6.16        18,651
   01/01/2013 to 12/31/2013...........    $ 6.16       $ 6.84        18,197

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP U.S. GOVERNMENT PLUS
   03/19/2007* to 12/31/2007..........    $12.49       $13.34        60,317
   01/01/2008 to 12/31/2008...........    $13.34       $19.77        45,312
   01/01/2009 to 12/31/2009...........    $19.77       $13.19        30,635
   01/01/2010 to 12/31/2010...........    $13.19       $14.38        11,626
   01/01/2011 to 12/31/2011...........    $14.38       $20.42        16,919
   01/01/2012 to 12/31/2012...........    $20.42       $20.42        11,913
   01/01/2013 to 12/31/2013...........    $20.42       $16.35         8,884
PROFUND VP ULTRABULL
   03/19/2007* to 12/31/2007..........    $ 9.97       $10.29        82,193
   01/01/2008 to 12/31/2008...........    $10.29       $ 3.32        46,958
   01/01/2009 to 12/31/2009...........    $ 3.32       $ 4.76        21,618
   01/01/2010 to 12/31/2010...........    $ 4.76       $ 5.75        13,539
   01/01/2011 to 12/31/2011...........    $ 5.75       $ 5.42         4,602
   01/01/2012 to 12/31/2012...........    $ 5.42       $ 6.92         2,633
   01/01/2013 to 12/31/2013...........    $ 6.92       $11.51         2,566
PROFUND VP ULTRAMID-CAP
   03/19/2007* to 12/31/2007..........    $16.49       $16.37       114,388
   01/01/2008 to 12/31/2008...........    $16.37       $ 5.27       122,266
   01/01/2009 to 12/31/2009...........    $ 5.27       $ 8.65        55,301
   01/01/2010 to 12/31/2010...........    $ 8.65       $12.82        28,984
   01/01/2011 to 12/31/2011...........    $12.82       $10.96        17,546
   01/01/2012 to 12/31/2012...........    $10.96       $14.38        14,827
   01/01/2013 to 12/31/2013...........    $14.38       $24.28         9,370
PROFUND VP ULTRANASDAQ-100
   03/19/2007* to 12/31/2007..........    $ 1.31       $ 1.69       973,932
   01/01/2008 to 12/31/2008...........    $ 1.69       $ 0.46       937,881
   01/01/2009 to 12/31/2009...........    $ 0.46       $ 0.99       403,655
   01/01/2010 to 12/31/2010...........    $ 0.99       $ 1.32       339,500
   01/01/2011 to 12/31/2011...........    $ 1.32       $ 1.30       278,040
   01/01/2012 to 12/31/2012...........    $ 1.30       $ 1.72       263,379
   01/01/2013 to 12/31/2013...........    $ 1.72       $ 3.04       206,334
PROFUND VP ULTRASMALL-CAP
   03/19/2007* to 12/31/2007..........    $14.87       $13.01        28,440
   01/01/2008 to 12/31/2008...........    $13.01       $ 4.36        16,457
   01/01/2009 to 12/31/2009...........    $ 4.36       $ 6.05        25,576
   01/01/2010 to 12/31/2010...........    $ 6.05       $ 8.89        13,899
   01/01/2011 to 12/31/2011...........    $ 8.89       $ 7.14         6,903
   01/01/2012 to 12/31/2012...........    $ 7.14       $ 9.15         6,607
   01/01/2013 to 12/31/2013...........    $ 9.15       $16.92         2,604

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
PROFUND VP UTILITIES
   03/19/2007* to 12/31/2007..........    $12.26       $13.39       131,376
   01/01/2008 to 12/31/2008...........    $13.39       $ 9.19        51,138
   01/01/2009 to 12/31/2009...........    $ 9.19       $10.07        13,566
   01/01/2010 to 12/31/2010...........    $10.07       $10.56         8,032
   01/01/2011 to 12/31/2011...........    $10.56       $12.29        10,351
   01/01/2012 to 12/31/2012...........    $12.29       $12.18         7,869
   01/01/2013 to 12/31/2013...........    $12.18       $13.67         5,182
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011...........    $15.14       $13.07        29,906
   01/01/2012 to 12/31/2012...........    $13.07       $14.71        29,228
   01/01/2013 to 12/31/2013...........    $14.71       $17.47        30,007
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
   07/16/2010* to 12/31/2010..........    $15.31       $17.89         5,573
   01/01/2011 to 12/31/2011...........    $17.89       $17.33         3,437
   01/01/2012 to 12/31/2012...........    $17.33       $20.49         3,617
   01/01/2013 to 12/31/2013...........    $20.49       $26.44         3,404
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011...........    $14.34       $13.44        14,852
   01/01/2012 to 12/31/2012...........    $13.44       $16.07        10,531
   01/01/2013 to 12/31/2013...........    $16.07       $22.30         9,762
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010..........    $ 9.59       $12.29        11,217
   01/01/2011 to 12/31/2011...........    $12.29       $11.63         9,036
   01/01/2012 to 12/31/2012...........    $11.63       $12.45         6,706
   01/01/2013 to 12/31/2013...........    $12.45       $18.56         5,797

*  Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH ANY ONE OF GRO PLUS, EBP OR HAV (1.90%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02       3,947,078
   01/01/2006 to 12/31/2006               $10.02       $10.98      39,113,352
   01/01/2007 to 12/31/2007               $10.98       $11.76      51,904,819
   01/01/2008 to 12/31/2008               $11.76       $ 7.87       5,964,367
   01/01/2009 to 12/31/2009               $ 7.87       $ 9.60      14,463,581
   01/01/2010 to 12/31/2010               $ 9.60       $10.54      11,979,057
   01/01/2011 to 12/31/2011               $10.54       $10.07       7,908,770
   01/01/2012 to 12/31/2012               $10.07       $11.12       7,770,695
   01/01/2013 to 12/31/2013               $11.12       $11.99       6,988,823
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.04       $14.17       2,300,793
   01/01/2006 to 12/31/2006               $14.17       $16.24       2,456,510
   01/01/2007 to 12/31/2007               $16.24       $15.92       1,963,249
   01/01/2008 to 12/31/2008               $15.92       $10.19         312,153
   01/01/2009 to 12/31/2009               $10.19       $11.77         623,594
   01/01/2010 to 12/31/2010               $11.77       $13.15         553,750
   01/01/2011 to 12/31/2011               $13.15       $13.36         416,102
   01/01/2012 to 05/04/2012               $13.36       $14.50               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         848,018
   01/01/2006 to 12/31/2006               $10.03       $10.87       8,676,554
   01/01/2007 to 12/31/2007               $10.87       $11.63      15,085,032
   01/01/2008 to 12/31/2008               $11.63       $ 8.14       2,928,413
   01/01/2009 to 12/31/2009               $ 8.14       $ 9.84      12,578,640
   01/01/2010 to 12/31/2010               $ 9.84       $10.84      10,206,458
   01/01/2011 to 12/31/2011               $10.84       $10.51       6,583,634
   01/01/2012 to 12/31/2012               $10.51       $11.60       6,921,821
   01/01/2013 to 12/31/2013               $11.60       $13.38       6,631,006

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.37               0
   01/01/2010 to 12/31/2010               $ 9.37       $10.16               0
   01/01/2011 to 12/31/2011               $10.16       $10.93               0
   01/01/2012 to 12/31/2012               $10.93       $11.17               0
   01/01/2013 to 12/31/2013               $11.17       $10.88               0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.78               0
   01/01/2010 to 12/31/2010               $ 8.78       $ 9.63               0
   01/01/2011 to 12/31/2011               $ 9.63       $11.22               0
   01/01/2012 to 12/31/2012               $11.22       $11.70               0
   01/01/2013 to 12/31/2013               $11.70       $10.73               0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01       4,889,286
   01/01/2006 to 12/31/2006               $10.01       $11.16      49,970,238
   01/01/2007 to 12/31/2007               $11.16       $12.01      67,852,631
   01/01/2008 to 12/31/2008               $12.01       $ 7.66       5,862,125
   01/01/2009 to 12/31/2009               $ 7.66       $ 9.42      19,005,047
   01/01/2010 to 12/31/2010               $ 9.42       $10.48      14,233,361
   01/01/2011 to 12/31/2011               $10.48       $10.03       8,170,145
   01/01/2012 to 12/31/2012               $10.03       $11.19       8,804,452
   01/01/2013 to 12/31/2013               $11.19       $13.47       9,283,453
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.13       $21.22       2,826,660
   01/01/2006 to 12/31/2006               $21.22       $28.47       3,649,289
   01/01/2007 to 12/31/2007               $28.47       $22.36       1,894,036
   01/01/2008 to 12/31/2008               $22.36       $14.25         211,987
   01/01/2009 to 12/31/2009               $14.25       $18.44         608,819
   01/01/2010 to 12/31/2010               $18.44       $23.28         512,414
   01/01/2011 to 12/31/2011               $23.28       $24.34         235,353
   01/01/2012 to 12/31/2012               $24.34       $27.54         235,540
   01/01/2013 to 12/31/2013               $27.54       $27.86         206,174
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.40       $19.79       5,192,694
   01/01/2005 to 12/31/2005               $19.79       $21.25       6,965,263
   01/01/2006 to 12/31/2006               $21.25       $23.54       5,683,317
   01/01/2007 to 12/31/2007               $23.54       $25.68       5,023,880
   01/01/2008 to 12/31/2008               $25.68       $14.08         535,803
   01/01/2009 to 12/31/2009               $14.08       $18.33       1,908,786
   01/01/2010 to 12/31/2010               $18.33       $23.83       1,310,855
   01/01/2011 to 12/31/2011               $23.83       $20.32         619,637
   01/01/2012 to 12/31/2012               $20.32       $23.93         575,209
   01/01/2013 to 12/31/2013               $23.93       $33.06         488,595

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.77       $13.91      27,268,222
   01/01/2005 to 12/31/2005               $13.91       $14.30      38,456,039
   01/01/2006 to 12/31/2006               $14.30       $16.45      27,267,301
   01/01/2007 to 12/31/2007               $16.45       $16.96      23,014,737
   01/01/2008 to 12/31/2008               $16.96       $ 9.87       2,971,743
   01/01/2009 to 12/31/2009               $ 9.87       $11.54       9,326,038
   01/01/2010 to 12/31/2010               $11.54       $12.78       6,998,680
   01/01/2011 to 12/31/2011               $12.78       $11.84       3,277,745
   01/01/2012 to 12/31/2012               $11.84       $13.90       3,174,914
   01/01/2013 to 12/31/2013               $13.90       $18.22       2,760,364
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.75       $14.55       5,139,643
   01/01/2005 to 12/31/2005               $14.55       $14.95       6,665,807
   01/01/2006 to 12/31/2006               $14.95       $15.59       5,183,278
   01/01/2007 to 12/31/2007               $15.59       $18.25       4,551,679
   01/01/2008 to 12/31/2008               $18.25       $10.60         495,545
   01/01/2009 to 12/31/2009               $10.60       $16.34       1,836,792
   01/01/2010 to 12/31/2010               $16.34       $19.21       1,199,578
   01/01/2011 to 12/31/2011               $19.21       $18.28         516,180
   01/01/2012 to 12/31/2012               $18.28       $21.45         505,518
   01/01/2013 to 12/31/2013               $21.45       $27.82         514,046
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.67       $15.41       1,705,077
   01/01/2006 to 12/31/2006               $15.41       $18.40       3,383,186
   01/01/2007 to 12/31/2007               $18.40       $18.26       4,050,104
   01/01/2008 to 12/31/2008               $18.26       $11.23         341,799
   01/01/2009 to 12/31/2009               $11.23       $13.03       1,308,929
   01/01/2010 to 12/31/2010               $13.03       $14.37         827,377
   01/01/2011 to 12/31/2011               $14.37       $14.03         389,478
   01/01/2012 to 12/31/2012               $14.03       $15.61         374,123
   01/01/2013 to 12/31/2013               $15.61       $20.61         312,845
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.35       $15.21      15,481,627
   01/01/2005 to 12/31/2005               $15.21       $17.40      18,939,826
   01/01/2006 to 12/31/2006               $17.40       $20.65      13,631,389
   01/01/2007 to 12/31/2007               $20.65       $24.11      11,406,256
   01/01/2008 to 12/31/2008               $24.11       $11.77       1,436,169
   01/01/2009 to 12/31/2009               $11.77       $15.62       4,557,297
   01/01/2010 to 12/31/2010               $15.62       $17.55       3,251,694
   01/01/2011 to 12/31/2011               $17.55       $14.99       1,512,624
   01/01/2012 to 12/31/2012               $14.99       $17.70       1,436,397
   01/01/2013 to 12/31/2013               $17.70       $20.67       1,426,725

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.86       $15.27         810,108
   01/01/2005 to 12/31/2005               $15.27       $17.04       1,137,254
   01/01/2006 to 12/31/2006               $17.04       $21.30       1,933,054
   01/01/2007 to 12/31/2007               $21.30       $24.61       2,704,506
   01/01/2008 to 12/31/2008               $24.61       $13.52         254,922
   01/01/2009 to 12/31/2009               $13.52       $17.31         702,587
   01/01/2010 to 12/31/2010               $17.31       $18.86         458,110
   01/01/2011 to 12/31/2011               $18.86       $16.18         222,180
   01/01/2012 to 12/31/2012               $16.18       $18.52         226,039
   01/01/2013 to 12/31/2013               $18.52       $21.71         254,128
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.71      14,181,642
   01/01/2009 to 12/31/2009               $10.71       $11.69       5,092,409
   01/01/2010 to 12/31/2010               $11.69       $12.71       2,342,766
   01/01/2011 to 12/31/2011               $12.71       $14.02      10,709,989
   01/01/2012 to 12/31/2012               $14.02       $15.05       5,652,714
   01/01/2013 to 12/31/2013               $15.05       $14.29       2,279,181
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.75       $14.65       2,064,681
   01/01/2005 to 12/31/2005               $14.65       $15.96       3,524,141
   01/01/2006 to 12/31/2006               $15.96       $19.22       4,137,771
   01/01/2007 to 12/31/2007               $19.22       $20.63       4,026,621
   01/01/2008 to 12/31/2008               $20.63       $11.87         385,911
   01/01/2009 to 12/31/2009               $11.87       $15.82       1,088,419
   01/01/2010 to 12/31/2010               $15.82       $16.63         754,417
   01/01/2011 to 12/31/2011               $16.63       $14.82         455,543
   01/01/2012 to 12/31/2012               $14.82       $17.72         433,132
   01/01/2013 to 12/31/2013               $17.72       $20.06         373,288
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.65       $13.19       1,916,775
   01/01/2005 to 12/31/2005               $13.19       $13.78       3,227,693
   01/01/2006 to 12/31/2006               $13.78       $16.01       3,946,641
   01/01/2007 to 12/31/2007               $16.01       $15.23       3,212,276
   01/01/2008 to 12/31/2008               $15.23       $ 8.74         510,220
   01/01/2009 to 12/31/2009               $ 8.74       $10.25       1,270,505
   01/01/2010 to 12/31/2010               $10.25       $11.37         929,620
   01/01/2011 to 12/31/2011               $11.37       $10.69         467,092
   01/01/2012 to 12/31/2012               $10.69       $12.26         472,202
   01/01/2013 to 12/31/2013               $12.26       $16.82         598,631
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.30       $13.95      30,793,077
   01/01/2005 to 12/31/2005               $13.95       $14.62      41,075,737
   01/01/2006 to 12/31/2006               $14.62       $15.38      33,382,333
   01/01/2007 to 12/31/2007               $15.38       $17.35      28,678,496
   01/01/2008 to 12/31/2008               $17.35       $ 9.59       3,236,045
   01/01/2009 to 12/31/2009               $ 9.59       $12.21       9,898,808
   01/01/2010 to 12/31/2010               $12.21       $14.34       7,065,215
   01/01/2011 to 12/31/2011               $14.34       $13.94       3,146,426
   01/01/2012 to 12/31/2012               $13.94       $15.35       3,080,177
   01/01/2013 to 12/31/2013               $15.35       $20.57       2,626,178

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.92       $12.56       7,337,467
   01/01/2005 to 12/31/2005               $12.56       $12.46      11,711,617
   01/01/2006 to 12/31/2006               $12.46       $13.43       9,529,259
   01/01/2007 to 12/31/2007               $13.43       $13.97       8,088,124
   01/01/2008 to 12/31/2008               $13.97       $10.52       1,849,304
   01/01/2009 to 12/31/2009               $10.52       $13.89       3,476,917
   01/01/2010 to 12/31/2010               $13.89       $15.45       2,308,003
   01/01/2011 to 12/31/2011               $15.45       $16.70       1,512,620
   01/01/2012 to 12/31/2012               $16.70       $17.36       1,485,320
   01/01/2013 to 12/31/2013               $17.36       $16.69       1,255,552
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.41       $12.39       2,897,175
   01/01/2005 to 12/31/2005               $12.39       $12.93       4,272,541
   01/01/2006 to 12/31/2006               $12.93       $13.91       3,472,314
   01/01/2007 to 12/31/2007               $13.91       $15.70       2,799,781
   01/01/2008 to 12/31/2008               $15.70       $ 9.81         639,125
   01/01/2009 to 12/31/2009               $ 9.81       $11.97       1,222,987
   01/01/2010 to 12/31/2010               $11.97       $13.24         948,496
   01/01/2011 to 12/31/2011               $13.24       $12.91         532,298
   01/01/2012 to 12/31/2012               $12.91       $14.83         524,356
   01/01/2013 to 12/31/2013               $14.83       $19.89         385,617
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.14       $15.66       1,028,350
   01/01/2006 to 12/31/2006               $15.66       $17.55         962,590
   01/01/2007 to 12/31/2007               $17.55       $17.69         819,090
   01/01/2008 to 12/31/2008               $17.69       $10.74         114,313
   01/01/2009 to 12/31/2009               $10.74       $14.63         269,317
   01/01/2010 to 12/31/2010               $14.63       $17.74         373,327
   01/01/2011 to 12/31/2011               $17.74       $16.80         177,897
   01/01/2012 to 12/31/2012               $16.80       $19.52         193,813
   01/01/2013 to 12/31/2013               $19.52       $25.35         177,689
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.86       $ 9.75       8,152,893
   01/01/2005 to 12/31/2005               $ 9.75       $ 9.83      14,801,774
   01/01/2006 to 12/31/2006               $ 9.83       $10.09      17,648,852
   01/01/2007 to 12/31/2007               $10.09       $10.38      23,468,378
   01/01/2008 to 12/31/2008               $10.38       $10.44      27,759,077
   01/01/2009 to 12/31/2009               $10.44       $10.26      53,398,654
   01/01/2010 to 12/31/2010               $10.26       $10.07      22,860,112
   01/01/2011 to 12/31/2011               $10.07       $ 9.88      14,451,090
   01/01/2012 to 12/31/2012               $ 9.88       $ 9.70      12,836,983
   01/01/2013 to 12/31/2013               $ 9.70       $ 9.51       8,587,995

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.34       $16.08       9,335,291
   01/01/2005 to 12/31/2005               $16.08       $17.68      11,873,661
   01/01/2006 to 12/31/2006               $17.68       $19.21       9,671,239
   01/01/2007 to 12/31/2007               $19.21       $19.44       8,401,820
   01/01/2008 to 12/31/2008               $19.44       $11.01         882,120
   01/01/2009 to 12/31/2009               $11.01       $15.19       2,326,283
   01/01/2010 to 12/31/2010               $15.19       $18.39       1,733,456
   01/01/2011 to 12/31/2011               $18.39       $17.60         825,169
   01/01/2012 to 12/31/2012               $17.60       $20.22         800,864
   01/01/2013 to 12/31/2013               $20.22       $28.17         758,286
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.02       $15.44       4,381,841
   01/01/2006 to 12/31/2006               $15.44       $17.28       3,814,763
   01/01/2007 to 12/31/2007               $17.28       $20.72       4,471,479
   01/01/2008 to 12/31/2008               $20.72       $11.55         362,170
   01/01/2009 to 12/31/2009               $11.55       $14.70         811,825
   01/01/2010 to 12/31/2010               $14.70       $18.56         696,814
   01/01/2011 to 12/31/2011               $18.56       $18.51         360,080
   01/01/2012 to 12/31/2012               $18.51       $20.41         353,163
   01/01/2013 to 12/31/2013               $20.41       $26.55         295,458
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $14.06       $15.10         779,045
   01/01/2005 to 12/31/2005               $15.10       $14.87         775,839
   01/01/2006 to 12/31/2006               $14.87       $15.72         737,915
   01/01/2007 to 12/31/2007               $15.72       $18.30         790,161
   01/01/2008 to 12/31/2008               $18.30       $10.32          80,056
   01/01/2009 to 12/31/2009               $10.32       $12.40         231,173
   01/01/2010 to 12/31/2010               $12.40       $14.63         208,196
   01/01/2011 to 04/29/2011               $14.63       $16.40               0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.22       $10.23      19,103,280
   01/01/2005 to 12/31/2005               $10.23       $10.20      31,242,913
   01/01/2006 to 12/31/2006               $10.20       $10.39      24,544,154
   01/01/2007 to 12/31/2007               $10.39       $10.88      21,419,052
   01/01/2008 to 12/31/2008               $10.88       $10.80       3,534,614
   01/01/2009 to 12/31/2009               $10.80       $11.67       9,706,559
   01/01/2010 to 12/31/2010               $11.67       $11.90       6,476,153
   01/01/2011 to 12/31/2011               $11.90       $11.93       3,945,089
   01/01/2012 to 12/31/2012               $11.93       $12.26       3,747,740
   01/01/2013 to 12/31/2013               $12.26       $11.76       3,291,066

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.51       $10.82      30,067,867
   01/01/2005 to 12/31/2005               $10.82       $10.88      15,662,179
   01/01/2006 to 12/31/2006               $10.88       $11.07      16,434,843
   01/01/2007 to 12/31/2007               $11.07       $11.76      17,063,089
   01/01/2008 to 12/31/2008               $11.76       $11.28       3,876,085
   01/01/2009 to 12/31/2009               $11.28       $12.89      10,257,815
   01/01/2010 to 12/31/2010               $12.89       $13.62       8,706,380
   01/01/2011 to 12/31/2011               $13.62       $13.79       5,328,814
   01/01/2012 to 12/31/2012               $13.79       $14.79       5,350,745
   01/01/2013 to 12/31/2013               $14.79       $14.24       3,994,967
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.04         185,386
   01/01/2006 to 12/31/2006               $10.04       $10.63       4,511,598
   01/01/2007 to 12/31/2007               $10.63       $11.33       6,663,413
   01/01/2008 to 12/31/2008               $11.33       $ 8.95       3,907,838
   01/01/2009 to 12/31/2009               $ 8.95       $10.54       9,644,662
   01/01/2010 to 12/31/2010               $10.54       $11.44       8,283,737
   01/01/2011 to 12/31/2011               $11.44       $11.33       6,052,545
   01/01/2012 to 12/31/2012               $11.33       $12.27       6,075,309
   01/01/2013 to 12/31/2013               $12.27       $13.14       4,709,560
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.50       $12.33       1,200,247
   01/01/2005 to 12/31/2005               $12.33       $12.27       1,188,972
   01/01/2006 to 12/31/2006               $12.27       $13.56       1,254,815
   01/01/2007 to 12/31/2007               $13.56       $14.25       1,144,565
   01/01/2008 to 12/31/2008               $14.25       $ 9.09         186,142
   01/01/2009 to 12/31/2009               $ 9.09       $11.94         533,421
   01/01/2010 to 12/31/2010               $11.94       $15.97         560,624
   01/01/2011 to 12/31/2011               $15.97       $15.52         229,807
   01/01/2012 to 12/31/2012               $15.52       $17.08         227,003
   01/01/2013 to 12/31/2013               $17.08       $22.64         254,635
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.43       $15.34      10,169,483
   01/01/2005 to 12/31/2005               $15.34       $16.05      12,956,155
   01/01/2006 to 12/31/2006               $16.05       $18.90      10,309,013
   01/01/2007 to 12/31/2007               $18.90       $17.50       9,534,730
   01/01/2008 to 12/31/2008               $17.50       $12.07       1,182,326
   01/01/2009 to 12/31/2009               $12.07       $15.03       3,254,841
   01/01/2010 to 12/31/2010               $15.03       $18.58       2,239,354
   01/01/2011 to 12/31/2011               $18.58       $17.14       1,034,413
   01/01/2012 to 12/31/2012               $17.14       $19.87         977,952
   01/01/2013 to 12/31/2013               $19.87       $26.78         841,571

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.69       $14.18      3,959,115
   01/01/2005 to 12/31/2005               $14.18       $14.68      3,809,638
   01/01/2006 to 12/31/2006               $14.68       $17.47      5,825,933
   01/01/2007 to 12/31/2007               $17.47       $16.53      3,601,549
   01/01/2008 to 12/31/2008               $16.53       $ 9.42        478,070
   01/01/2009 to 12/31/2009               $ 9.42       $11.44      1,136,011
   01/01/2010 to 12/31/2010               $11.44       $12.71        806,786
   01/01/2011 to 12/31/2011               $12.71       $12.27        418,041
   01/01/2012 to 12/31/2012               $12.27       $14.11        550,807
   01/01/2013 to 12/31/2013               $14.11       $17.95        522,190
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.34       $11.76      1,189,655
   01/01/2005 to 12/31/2005               $11.76       $13.43      1,822,385
   01/01/2006 to 12/31/2006               $13.43       $13.92      2,970,253
   01/01/2007 to 12/31/2007               $13.92       $14.78      4,140,068
   01/01/2008 to 12/31/2008               $14.78       $ 8.62        568,073
   01/01/2009 to 12/31/2009               $ 8.62       $12.96      2,116,603
   01/01/2010 to 12/31/2010               $12.96       $14.73      1,463,744
   01/01/2011 to 12/31/2011               $14.73       $14.20        705,514
   01/01/2012 to 12/31/2012               $14.20       $16.38        719,092
   01/01/2013 to 12/31/2013               $16.38       $23.15        790,692
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.42       $12.17      6,387,666
   01/01/2005 to 12/31/2005               $12.17       $11.40      9,677,418
   01/01/2006 to 12/31/2006               $11.40       $11.89      8,138,223
   01/01/2007 to 12/31/2007               $11.89       $12.78      8,017,458
   01/01/2008 to 12/31/2008               $12.78       $12.24        821,071
   01/01/2009 to 12/31/2009               $12.24       $13.46      2,746,643
   01/01/2010 to 12/31/2010               $13.46       $13.96      2,027,848
   01/01/2011 to 12/31/2011               $13.96       $14.26      1,038,761
   01/01/2012 to 12/31/2012               $14.26       $14.72      1,020,582
   01/01/2013 to 12/31/2013               $14.72       $13.90        966,927
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98        237,870
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.28        494,638
   01/01/2009 to 12/31/2009               $ 9.28       $10.16      1,245,052
   01/01/2010 to 12/31/2010               $10.16       $10.74      1,455,140
   01/01/2011 to 12/31/2011               $10.74       $11.17      1,431,689
   01/01/2012 to 12/31/2012               $11.17       $11.82      1,628,650
   01/01/2013 to 12/31/2013               $11.82       $11.42      1,316,330
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $12.78       $14.94        195,986
   01/01/2005 to 12/31/2005               $14.94       $17.01        507,584
   01/01/2006 to 12/31/2006               $17.01       $20.55        657,265
   01/01/2007 to 12/31/2007               $20.55       $23.18        857,755
   01/01/2008 to 12/31/2008               $23.18       $13.30         91,276
   01/01/2009 to 12/31/2009               $13.30       $15.13        216,498
   01/01/2010 to 07/16/2010               $15.13       $14.36              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.21       $13.89       387,492
   01/01/2005 to 12/31/2005               $13.89       $14.15       294,327
   01/01/2006 to 12/31/2006               $14.15       $14.72       208,342
   01/01/2007 to 12/31/2007               $14.72       $16.16       187,651
   01/01/2008 to 12/31/2008               $16.16       $11.54        17,862
   01/01/2009 to 12/31/2009               $11.54       $16.30       165,600
   01/01/2010 to 07/16/2010               $16.30       $15.21             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.37       $17.36       170,815
   01/01/2011 to 12/31/2011               $17.36       $14.85        88,148
   01/01/2012 to 12/31/2012               $14.85       $16.56        81,890
   01/01/2013 to 12/31/2013               $16.56       $19.49        78,251
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.21       $19.16        78,728
   01/01/2011 to 12/31/2011               $19.16       $17.79       132,209
   01/01/2012 to 12/31/2012               $17.79       $21.07        52,086
   01/01/2013 to 12/31/2013               $21.07       $28.98        61,715

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH GMWB OR HD GRO OR GRO PLUS 2008 (2.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         312,604
   01/01/2006 to 12/31/2006               $10.01       $10.97       5,065,695
   01/01/2007 to 12/31/2007               $10.97       $11.74       8,136,541
   01/01/2008 to 12/31/2008               $11.74       $ 7.84       9,400,328
   01/01/2009 to 12/31/2009               $ 7.84       $ 9.56      11,572,243
   01/01/2010 to 12/31/2010               $ 9.56       $10.49       9,571,229
   01/01/2011 to 12/31/2011               $10.49       $10.00       7,458,449
   01/01/2012 to 12/31/2012               $10.00       $11.04       6,592,715
   01/01/2013 to 12/31/2013               $11.04       $11.89       4,018,651
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $14.00       $14.12         238,150
   01/01/2006 to 12/31/2006               $14.12       $16.18         278,461
   01/01/2007 to 12/31/2007               $16.18       $15.83         367,074
   01/01/2008 to 12/31/2008               $15.83       $10.13         432,558
   01/01/2009 to 12/31/2009               $10.13       $11.69         495,878
   01/01/2010 to 12/31/2010               $11.69       $13.04         325,918
   01/01/2011 to 12/31/2011               $13.04       $13.23         289,460
   01/01/2012 to 05/04/2012               $13.23       $14.36               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         159,724
   01/01/2006 to 12/31/2006               $10.02       $10.86       1,685,657
   01/01/2007 to 12/31/2007               $10.86       $11.61       2,790,774
   01/01/2008 to 12/31/2008               $11.61       $ 8.11       5,528,245
   01/01/2009 to 12/31/2009               $ 8.11       $ 9.80       8,798,728
   01/01/2010 to 12/31/2010               $ 9.80       $10.79       7,024,050
   01/01/2011 to 12/31/2011               $10.79       $10.44       5,182,858
   01/01/2012 to 12/31/2012               $10.44       $11.51       5,035,393
   01/01/2013 to 12/31/2013               $11.51       $13.27       3,262,170

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.28      12,905,774
   01/01/2009 to 12/31/2009               $11.28       $11.01      11,423,965
   01/01/2010 to 12/31/2010               $11.01       $11.80       7,372,701
   01/01/2011 to 12/31/2011               $11.80       $12.31       5,770,635
   01/01/2012 to 12/31/2012               $12.31       $12.42       4,016,057
   01/01/2013 to 12/31/2013               $12.42       $12.14       1,984,193
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.36       1,335,590
   01/01/2010 to 12/31/2010               $ 9.36       $10.14         972,743
   01/01/2011 to 12/31/2011               $10.14       $10.90         747,805
   01/01/2012 to 12/31/2012               $10.90       $11.12         351,286
   01/01/2013 to 12/31/2013               $11.12       $10.83         158,875
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74       4,566,891
   01/01/2011 to 12/31/2011               $10.74       $11.73       2,577,818
   01/01/2012 to 12/31/2012               $11.73       $12.08       1,131,486
   01/01/2013 to 12/31/2013               $12.08       $11.60         198,554
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.01       7,376,393
   01/01/2009 to 12/31/2009               $12.01       $11.06       7,133,884
   01/01/2010 to 12/31/2010               $11.06       $12.05       4,327,344
   01/01/2011 to 12/31/2011               $12.05       $13.41       6,924,813
   01/01/2012 to 12/31/2012               $13.41       $13.90       3,795,635
   01/01/2013 to 12/31/2013               $13.90       $13.19       1,425,957
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.08       5,692,971
   01/01/2009 to 12/31/2009               $12.08       $10.93       5,213,380
   01/01/2010 to 12/31/2010               $10.93       $11.93       3,978,286
   01/01/2011 to 12/31/2011               $11.93       $13.55       2,040,163
   01/01/2012 to 12/31/2012               $13.55       $14.06       3,068,671
   01/01/2013 to 12/31/2013               $14.06       $13.11       1,918,350
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.77         239,205
   01/01/2010 to 12/31/2010               $ 8.77       $ 9.61       3,501,577
   01/01/2011 to 12/31/2011               $ 9.61       $11.18         747,648
   01/01/2012 to 12/31/2012               $11.18       $11.65          52,737
   01/01/2013 to 12/31/2013               $11.65       $10.67       4,576,643
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.99       6,025,992
   01/01/2011 to 12/31/2011               $10.99       $12.95       3,151,015
   01/01/2012 to 12/31/2012               $12.95       $13.56         495,656
   01/01/2013 to 12/31/2013               $13.56       $12.35             178

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.00       5,394,026
   01/01/2012 to 12/31/2012               $12.00       $12.44       5,525,461
   01/01/2013 to 12/31/2013               $12.44       $11.01         143,428
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.38       3,495,509
   01/01/2013 to 12/31/2013               $10.38       $ 9.13       9,061,699
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.73       5,845,538
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         383,419
   01/01/2006 to 12/31/2006               $10.00       $11.15       6,613,267
   01/01/2007 to 12/31/2007               $11.15       $11.98       8,926,725
   01/01/2008 to 12/31/2008               $11.98       $ 7.64      11,747,755
   01/01/2009 to 12/31/2009               $ 7.64       $ 9.38      14,510,164
   01/01/2010 to 12/31/2010               $ 9.38       $10.43      11,072,168
   01/01/2011 to 12/31/2011               $10.43       $ 9.97       8,565,131
   01/01/2012 to 12/31/2012               $ 9.97       $11.11       8,015,346
   01/01/2013 to 12/31/2013               $11.11       $13.36       5,728,326
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $20.07       $21.16         199,018
   01/01/2006 to 12/31/2006               $21.16       $28.35         318,743
   01/01/2007 to 12/31/2007               $28.35       $22.24         246,476
   01/01/2008 to 12/31/2008               $22.24       $14.16         171,371
   01/01/2009 to 12/31/2009               $14.16       $18.30         243,592
   01/01/2010 to 12/31/2010               $18.30       $23.08         180,347
   01/01/2011 to 12/31/2011               $23.08       $24.11         145,127
   01/01/2012 to 12/31/2012               $24.11       $27.26         130,983
   01/01/2013 to 12/31/2013               $27.26       $27.55          85,849
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.38       $19.75         562,771
   01/01/2005 to 12/31/2005               $19.75       $21.18         675,625
   01/01/2006 to 12/31/2006               $21.18       $23.44         555,919
   01/01/2007 to 12/31/2007               $23.44       $25.55         471,679
   01/01/2008 to 12/31/2008               $25.55       $14.00         419,386
   01/01/2009 to 12/31/2009               $14.00       $18.20         379,572
   01/01/2010 to 12/31/2010               $18.20       $23.64         289,027
   01/01/2011 to 12/31/2011               $23.64       $20.13         229,446
   01/01/2012 to 12/31/2012               $20.13       $23.68         178,399
   01/01/2013 to 12/31/2013               $23.68       $32.68         125,872

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.76       $13.88      2,899,917
   01/01/2005 to 12/31/2005               $13.88       $14.25      4,265,751
   01/01/2006 to 12/31/2006               $14.25       $16.38      2,911,174
   01/01/2007 to 12/31/2007               $16.38       $16.87      2,485,922
   01/01/2008 to 12/31/2008               $16.87       $ 9.81      2,137,291
   01/01/2009 to 12/31/2009               $ 9.81       $11.46      1,934,817
   01/01/2010 to 12/31/2010               $11.46       $12.67      1,584,756
   01/01/2011 to 12/31/2011               $12.67       $11.73      1,058,554
   01/01/2012 to 12/31/2012               $11.73       $13.76        808,644
   01/01/2013 to 12/31/2013               $13.76       $18.01        620,213
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.73       $14.52        516,261
   01/01/2005 to 12/31/2005               $14.52       $14.91        701,854
   01/01/2006 to 12/31/2006               $14.91       $15.53        516,950
   01/01/2007 to 12/31/2007               $15.53       $18.16        440,329
   01/01/2008 to 12/31/2008               $18.16       $10.54        395,201
   01/01/2009 to 12/31/2009               $10.54       $16.22        468,843
   01/01/2010 to 12/31/2010               $16.22       $19.05        361,092
   01/01/2011 to 12/31/2011               $19.05       $18.11        221,077
   01/01/2012 to 12/31/2012               $18.11       $21.23        193,150
   01/01/2013 to 12/31/2013               $21.23       $27.50        156,741
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.63       $15.36        278,563
   01/01/2006 to 12/31/2006               $15.36       $18.32        539,030
   01/01/2007 to 12/31/2007               $18.32       $18.16        417,115
   01/01/2008 to 12/31/2008               $18.16       $11.16        374,851
   01/01/2009 to 12/31/2009               $11.16       $12.93        346,113
   01/01/2010 to 12/31/2010               $12.93       $14.25        297,287
   01/01/2011 to 12/31/2011               $14.25       $13.90        215,671
   01/01/2012 to 12/31/2012               $13.90       $15.45        198,126
   01/01/2013 to 12/31/2013               $15.45       $20.38        115,677
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.34       $15.18      1,821,923
   01/01/2005 to 12/31/2005               $15.18       $17.34      2,117,271
   01/01/2006 to 12/31/2006               $17.34       $20.56      1,505,204
   01/01/2007 to 12/31/2007               $20.56       $23.99      1,246,698
   01/01/2008 to 12/31/2008               $23.99       $11.70      1,091,501
   01/01/2009 to 12/31/2009               $11.70       $15.51        976,313
   01/01/2010 to 12/31/2010               $15.51       $17.41        770,326
   01/01/2011 to 12/31/2011               $17.41       $14.85        539,693
   01/01/2012 to 12/31/2012               $14.85       $17.52        418,206
   01/01/2013 to 12/31/2013               $17.52       $20.44        328,105

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.85       $15.24         69,494
   01/01/2005 to 12/31/2005               $15.24       $16.98        151,572
   01/01/2006 to 12/31/2006               $16.98       $21.21        275,388
   01/01/2007 to 12/31/2007               $21.21       $24.49        415,333
   01/01/2008 to 12/31/2008               $24.49       $13.44        281,138
   01/01/2009 to 12/31/2009               $13.44       $17.18        292,566
   01/01/2010 to 12/31/2010               $17.18       $18.71        242,130
   01/01/2011 to 12/31/2011               $18.71       $16.03        186,332
   01/01/2012 to 12/31/2012               $16.03       $18.33        167,981
   01/01/2013 to 12/31/2013               $18.33       $21.46        133,132
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.92      1,344,244
   01/01/2009 to 12/31/2009               $10.92       $11.91        336,597
   01/01/2010 to 12/31/2010               $11.91       $12.93        179,010
   01/01/2011 to 12/31/2011               $12.93       $14.25      1,155,408
   01/01/2012 to 12/31/2012               $14.25       $15.28        598,595
   01/01/2013 to 12/31/2013               $15.28       $14.50        316,572
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.74       $14.62        217,166
   01/01/2005 to 12/31/2005               $14.62       $15.90        411,851
   01/01/2006 to 12/31/2006               $15.90       $19.14        412,527
   01/01/2007 to 12/31/2007               $19.14       $20.53        452,611
   01/01/2008 to 12/31/2008               $20.53       $11.79        450,183
   01/01/2009 to 12/31/2009               $11.79       $15.70        399,618
   01/01/2010 to 12/31/2010               $15.70       $16.49        308,762
   01/01/2011 to 12/31/2011               $16.49       $14.68        235,341
   01/01/2012 to 12/31/2012               $14.68       $17.54        195,028
   01/01/2013 to 12/31/2013               $17.54       $19.83        136,441
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.63       $13.16        173,888
   01/01/2005 to 12/31/2005               $13.16       $13.73        405,886
   01/01/2006 to 12/31/2006               $13.73       $15.94        464,393
   01/01/2007 to 12/31/2007               $15.94       $15.16        520,419
   01/01/2008 to 12/31/2008               $15.16       $ 8.69        546,388
   01/01/2009 to 12/31/2009               $ 8.69       $10.17        452,623
   01/01/2010 to 12/31/2010               $10.17       $11.28        440,901
   01/01/2011 to 12/31/2011               $11.28       $10.59        327,994
   01/01/2012 to 12/31/2012               $10.59       $12.13        291,061
   01/01/2013 to 12/31/2013               $12.13       $16.63        230,382
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.28       $13.92      3,136,818
   01/01/2005 to 12/31/2005               $13.92       $14.58      4,378,768
   01/01/2006 to 12/31/2006               $14.58       $15.32      3,475,065
   01/01/2007 to 12/31/2007               $15.32       $17.26      3,049,331
   01/01/2008 to 12/31/2008               $17.26       $ 9.53      2,645,237
   01/01/2009 to 12/31/2009               $ 9.53       $12.12      2,318,468
   01/01/2010 to 12/31/2010               $12.12       $14.22      1,843,523
   01/01/2011 to 12/31/2011               $14.22       $13.81      1,221,768
   01/01/2012 to 12/31/2012               $13.81       $15.19        967,575
   01/01/2013 to 12/31/2013               $15.19       $20.34        679,266

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.90       $12.53         904,128
   01/01/2005 to 12/31/2005               $12.53       $12.42       1,672,137
   01/01/2006 to 12/31/2006               $12.42       $13.37       1,365,237
   01/01/2007 to 12/31/2007               $13.37       $13.90       1,124,709
   01/01/2008 to 12/31/2008               $13.90       $10.45         916,727
   01/01/2009 to 12/31/2009               $10.45       $13.79         905,623
   01/01/2010 to 12/31/2010               $13.79       $15.33         647,711
   01/01/2011 to 12/31/2011               $15.33       $16.55         486,011
   01/01/2012 to 12/31/2012               $16.55       $17.18         404,728
   01/01/2013 to 12/31/2013               $17.18       $16.50         306,658
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.40       $12.37         304,760
   01/01/2005 to 12/31/2005               $12.37       $12.89         553,234
   01/01/2006 to 12/31/2006               $12.89       $13.85         418,858
   01/01/2007 to 12/31/2007               $13.85       $15.62         401,782
   01/01/2008 to 12/31/2008               $15.62       $ 9.75         381,401
   01/01/2009 to 12/31/2009               $ 9.75       $11.88         476,807
   01/01/2010 to 12/31/2010               $11.88       $13.13         349,620
   01/01/2011 to 12/31/2011               $13.13       $12.79         256,619
   01/01/2012 to 12/31/2012               $12.79       $14.68         253,826
   01/01/2013 to 12/31/2013               $14.68       $19.66         165,851
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.11       $15.61         156,240
   01/01/2006 to 12/31/2006               $15.61       $17.48         128,923
   01/01/2007 to 12/31/2007               $17.48       $17.60         135,453
   01/01/2008 to 12/31/2008               $17.60       $10.67         157,691
   01/01/2009 to 12/31/2009               $10.67       $14.52         148,090
   01/01/2010 to 12/31/2010               $14.52       $17.59         115,520
   01/01/2011 to 12/31/2011               $17.59       $16.65          81,600
   01/01/2012 to 12/31/2012               $16.65       $19.32          75,966
   01/01/2013 to 12/31/2013               $19.32       $25.07          51,347
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.85       $ 9.73       1,312,018
   01/01/2005 to 12/31/2005               $ 9.73       $ 9.80       2,581,452
   01/01/2006 to 12/31/2006               $ 9.80       $10.04       1,916,776
   01/01/2007 to 12/31/2007               $10.04       $10.33       4,181,059
   01/01/2008 to 12/31/2008               $10.33       $10.37      11,771,343
   01/01/2009 to 12/31/2009               $10.37       $10.19       5,146,624
   01/01/2010 to 12/31/2010               $10.19       $ 9.99       2,539,883
   01/01/2011 to 12/31/2011               $ 9.99       $ 9.79       2,629,487
   01/01/2012 to 12/31/2012               $ 9.79       $ 9.60       1,832,190
   01/01/2013 to 12/31/2013               $ 9.60       $ 9.40       1,233,947

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.33       $16.04        937,314
   01/01/2005 to 12/31/2005               $16.04       $17.62      1,232,726
   01/01/2006 to 12/31/2006               $17.62       $19.12        959,021
   01/01/2007 to 12/31/2007               $19.12       $19.33        859,161
   01/01/2008 to 12/31/2008               $19.33       $10.94        649,182
   01/01/2009 to 12/31/2009               $10.94       $15.08        559,513
   01/01/2010 to 12/31/2010               $15.08       $18.24        452,422
   01/01/2011 to 12/31/2011               $18.24       $17.43        306,085
   01/01/2012 to 12/31/2012               $17.43       $20.01        244,921
   01/01/2013 to 12/31/2013               $20.01       $27.85        194,682
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.98       $15.40        330,873
   01/01/2006 to 12/31/2006               $15.40       $17.21        308,969
   01/01/2007 to 12/31/2007               $17.21       $20.61        409,243
   01/01/2008 to 12/31/2008               $20.61       $11.47        217,294
   01/01/2009 to 12/31/2009               $11.47       $14.59        237,239
   01/01/2010 to 12/31/2010               $14.59       $18.40        222,681
   01/01/2011 to 12/31/2011               $18.40       $18.34        164,934
   01/01/2012 to 12/31/2012               $18.34       $20.20        121,447
   01/01/2013 to 12/31/2013               $20.20       $26.25         86,682
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $14.05       $15.07         56,414
   01/01/2005 to 12/31/2005               $15.07       $14.82         76,370
   01/01/2006 to 12/31/2006               $14.82       $15.65         81,269
   01/01/2007 to 12/31/2007               $15.65       $18.20        105,233
   01/01/2008 to 12/31/2008               $18.20       $10.25         51,866
   01/01/2009 to 12/31/2009               $10.25       $12.31         56,130
   01/01/2010 to 12/31/2010               $12.31       $14.51         50,066
   01/01/2011 to 04/29/2011               $14.51       $16.26              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.21       $10.21      2,764,809
   01/01/2005 to 12/31/2005               $10.21       $10.17      4,545,782
   01/01/2006 to 12/31/2006               $10.17       $10.35      3,593,391
   01/01/2007 to 12/31/2007               $10.35       $10.83      3,257,914
   01/01/2008 to 12/31/2008               $10.83       $10.73      3,023,480
   01/01/2009 to 12/31/2009               $10.73       $11.59      3,232,705
   01/01/2010 to 12/31/2010               $11.59       $11.80      2,405,356
   01/01/2011 to 12/31/2011               $11.80       $11.83      1,638,831
   01/01/2012 to 12/31/2012               $11.83       $12.13      1,373,988
   01/01/2013 to 12/31/2013               $12.13       $11.63      1,058,431

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.49       $10.79      3,495,678
   01/01/2005 to 12/31/2005               $10.79       $10.84      2,236,621
   01/01/2006 to 12/31/2006               $10.84       $11.02      2,081,850
   01/01/2007 to 12/31/2007               $11.02       $11.70      2,256,466
   01/01/2008 to 12/31/2008               $11.70       $11.21      2,546,124
   01/01/2009 to 12/31/2009               $11.21       $12.80      3,707,147
   01/01/2010 to 12/31/2010               $12.80       $13.51      3,188,128
   01/01/2011 to 12/31/2011               $13.51       $13.66      2,557,267
   01/01/2012 to 12/31/2012               $13.66       $14.64      2,510,555
   01/01/2013 to 12/31/2013               $14.64       $14.08      1,426,831
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          5,527
   01/01/2006 to 12/31/2006               $10.03       $10.62        632,804
   01/01/2007 to 12/31/2007               $10.62       $11.31      1,601,195
   01/01/2008 to 12/31/2008               $11.31       $ 8.92      5,838,176
   01/01/2009 to 12/31/2009               $ 8.92       $10.50      7,871,784
   01/01/2010 to 12/31/2010               $10.50       $11.38      6,131,743
   01/01/2011 to 12/31/2011               $11.38       $11.26      5,324,940
   01/01/2012 to 12/31/2012               $11.26       $12.18      4,942,223
   01/01/2013 to 12/31/2013               $12.18       $13.04      3,342,228
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.49       $12.30        113,913
   01/01/2005 to 12/31/2005               $12.30       $12.23        105,281
   01/01/2006 to 12/31/2006               $12.23       $13.50        116,763
   01/01/2007 to 12/31/2007               $13.50       $14.18        168,599
   01/01/2008 to 12/31/2008               $14.18       $ 9.03        254,074
   01/01/2009 to 12/31/2009               $ 9.03       $11.85        247,591
   01/01/2010 to 12/31/2010               $11.85       $15.84        277,723
   01/01/2011 to 12/31/2011               $15.84       $15.37        121,709
   01/01/2012 to 12/31/2012               $15.37       $16.90         82,745
   01/01/2013 to 12/31/2013               $16.90       $22.39         87,713
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.41       $15.31      1,007,926
   01/01/2005 to 12/31/2005               $15.31       $16.00      1,367,353
   01/01/2006 to 12/31/2006               $16.00       $18.82      1,007,185
   01/01/2007 to 12/31/2007               $18.82       $17.41        986,053
   01/01/2008 to 12/31/2008               $17.41       $11.99        987,703
   01/01/2009 to 12/31/2009               $11.99       $14.92        848,941
   01/01/2010 to 12/31/2010               $14.92       $18.43        606,356
   01/01/2011 to 12/31/2011               $18.43       $16.98        406,275
   01/01/2012 to 12/31/2012               $16.98       $19.66        305,529
   01/01/2013 to 12/31/2013               $19.66       $26.47        245,931

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.67       $14.15        220,419
   01/01/2005 to 12/31/2005               $14.15       $14.63        256,526
   01/01/2006 to 12/31/2006               $14.63       $17.40        446,357
   01/01/2007 to 12/31/2007               $17.40       $16.44        422,432
   01/01/2008 to 12/31/2008               $16.44       $ 9.36        354,139
   01/01/2009 to 12/31/2009               $ 9.36       $11.36        348,461
   01/01/2010 to 12/31/2010               $11.36       $12.61        297,828
   01/01/2011 to 12/31/2011               $12.61       $12.15        247,265
   01/01/2012 to 12/31/2012               $12.15       $13.97        272,127
   01/01/2013 to 12/31/2013               $13.97       $17.75        190,565
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.32       $11.73         84,417
   01/01/2005 to 12/31/2005               $11.73       $13.39        179,577
   01/01/2006 to 12/31/2006               $13.39       $13.86        424,274
   01/01/2007 to 12/31/2007               $13.86       $14.70        670,101
   01/01/2008 to 12/31/2008               $14.70       $ 8.56        829,518
   01/01/2009 to 12/31/2009               $ 8.56       $12.87        803,341
   01/01/2010 to 12/31/2010               $12.87       $14.61        682,794
   01/01/2011 to 12/31/2011               $14.61       $14.07        500,066
   01/01/2012 to 12/31/2012               $14.07       $16.21        434,920
   01/01/2013 to 12/31/2013               $16.21       $22.89        359,256
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.40       $12.14        712,411
   01/01/2005 to 12/31/2005               $12.14       $11.37      1,035,774
   01/01/2006 to 12/31/2006               $11.37       $11.84        798,214
   01/01/2007 to 12/31/2007               $11.84       $12.72        851,066
   01/01/2008 to 12/31/2008               $12.72       $12.16        694,965
   01/01/2009 to 12/31/2009               $12.16       $13.36        671,737
   01/01/2010 to 12/31/2010               $13.36       $13.85        570,160
   01/01/2011 to 12/31/2011               $13.85       $14.13        482,840
   01/01/2012 to 12/31/2012               $14.13       $14.57        400,966
   01/01/2013 to 12/31/2013               $14.57       $13.74        286,204
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.98        207,560
   01/01/2008 to 12/31/2008               $ 9.98       $ 9.27        788,143
   01/01/2009 to 12/31/2009               $ 9.27       $10.14        753,947
   01/01/2010 to 12/31/2010               $10.14       $10.71        651,819
   01/01/2011 to 12/31/2011               $10.71       $11.13        602,850
   01/01/2012 to 12/31/2012               $11.13       $11.76        540,991
   01/01/2013 to 12/31/2013               $11.76       $11.35        435,041
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $10.45       $12.21         32,858
   01/01/2005 to 12/31/2005               $12.21       $13.88        164,045
   01/01/2006 to 12/31/2006               $13.88       $16.75        160,932
   01/01/2007 to 12/31/2007               $16.75       $18.88        219,534
   01/01/2008 to 12/31/2008               $18.88       $10.82        146,290
   01/01/2009 to 12/31/2009               $10.82       $12.30        139,726
   01/01/2010 to 07/16/2010               $12.30       $11.66              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.19       $13.86        31,153
   01/01/2005 to 12/31/2005               $13.86       $14.10        31,596
   01/01/2006 to 12/31/2006               $14.10       $14.65        15,185
   01/01/2007 to 12/31/2007               $14.65       $16.08        15,093
   01/01/2008 to 12/31/2008               $16.08       $11.47        26,469
   01/01/2009 to 12/31/2009               $11.47       $16.18        38,725
   01/01/2010 to 07/16/2010               $16.18       $15.09             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.68       $14.09       111,815
   01/01/2011 to 12/31/2011               $14.09       $12.05        75,328
   01/01/2012 to 12/31/2012               $12.05       $13.42        70,838
   01/01/2013 to 12/31/2013               $13.42       $15.77        51,146
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $15.09       $19.00        20,242
   01/01/2011 to 12/31/2011               $19.00       $17.62        29,311
   01/01/2012 to 12/31/2012               $17.62       $20.85        26,757
   01/01/2013 to 12/31/2013               $20.85       $28.66        31,903

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

               ACCUMULATION UNIT VALUES: WITH HAV 40 BPS (2.05%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.22      3,365,059
   01/01/2010 to 12/31/2010               $12.22       $13.40      5,268,356
   01/01/2011 to 12/31/2011               $13.40       $12.78      4,442,063
   01/01/2012 to 12/31/2012               $12.78       $14.09      4,578,694
   01/01/2013 to 12/31/2013               $14.09       $15.17      4,010,416
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.08       $12.46        191,964
   01/01/2010 to 12/31/2010               $12.46       $13.90        262,897
   01/01/2011 to 12/31/2011               $13.90       $14.10        199,823
   01/01/2012 to 05/04/2012               $14.10       $15.30              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.04      4,105,360
   01/01/2010 to 12/31/2010               $12.04       $13.25      6,540,463
   01/01/2011 to 12/31/2011               $13.25       $12.82      5,259,707
   01/01/2012 to 12/31/2012               $12.82       $14.12      5,738,680
   01/01/2013 to 12/31/2013               $14.12       $16.27      5,800,649
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $ 9.99              0
   01/01/2010 to 12/31/2010               $ 9.99       $10.70              0
   01/01/2011 to 12/31/2011               $10.70       $11.16              0
   01/01/2012 to 12/31/2012               $11.16       $11.26              0
   01/01/2013 to 12/31/2013               $11.26       $10.99              0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.94       $ 9.61             47
   01/01/2010 to 12/31/2010               $ 9.61       $10.41            440
   01/01/2011 to 12/31/2011               $10.41       $11.18            512
   01/01/2012 to 12/31/2012               $11.18       $11.41            452
   01/01/2013 to 12/31/2013               $11.41       $11.09            512

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.74              0
   01/01/2011 to 12/31/2011               $10.74       $11.72              0
   01/01/2012 to 12/31/2012               $11.72       $12.06              0
   01/01/2013 to 12/31/2013               $12.06       $11.57              0
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.68              0
   01/01/2010 to 12/31/2010               $ 9.68       $10.54              0
   01/01/2011 to 12/31/2011               $10.54       $11.72              0
   01/01/2012 to 12/31/2012               $11.72       $12.14              0
   01/01/2013 to 12/31/2013               $12.14       $11.52              0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.58              0
   01/01/2010 to 12/31/2010               $ 9.58       $10.45              0
   01/01/2011 to 12/31/2011               $10.45       $11.87              0
   01/01/2012 to 12/31/2012               $11.87       $12.30              0
   01/01/2013 to 12/31/2013               $12.30       $11.47              0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.88       $ 9.25              0
   01/01/2010 to 12/31/2010               $ 9.25       $10.14              0
   01/01/2011 to 12/31/2011               $10.14       $11.78              0
   01/01/2012 to 12/31/2012               $11.78       $12.27              0
   01/01/2013 to 12/31/2013               $12.27       $11.24              0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.98              0
   01/01/2011 to 12/31/2011               $10.98       $12.94              0
   01/01/2012 to 12/31/2012               $12.94       $13.53              0
   01/01/2013 to 12/31/2013               $13.53       $12.33              0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.99              0
   01/01/2012 to 12/31/2012               $11.99       $12.43              0
   01/01/2013 to 12/31/2013               $12.43       $10.99              0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.37              0
   01/01/2013 to 12/31/2013               $10.37       $ 9.12              0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.73              0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.04       $12.31      3,569,333
   01/01/2010 to 12/31/2010               $12.31       $13.67      4,979,410
   01/01/2011 to 12/31/2011               $13.67       $13.07      3,397,925
   01/01/2012 to 12/31/2012               $13.07       $14.56      4,089,027
   01/01/2013 to 12/31/2013               $14.56       $17.49      4,672,956

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.61       $14.51        72,498
   01/01/2010 to 12/31/2010               $14.51       $18.29       140,193
   01/01/2011 to 12/31/2011               $18.29       $19.10       108,337
   01/01/2012 to 12/31/2012               $19.10       $21.58       141,232
   01/01/2013 to 12/31/2013               $21.58       $21.80       139,424
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.99       103,365
   01/01/2010 to 12/31/2010               $12.99       $16.86       159,307
   01/01/2011 to 12/31/2011               $16.86       $14.35       162,590
   01/01/2012 to 12/31/2012               $14.35       $16.87       185,037
   01/01/2013 to 12/31/2013               $16.87       $23.27       203,932
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $12.21       151,621
   01/01/2010 to 12/31/2010               $12.21       $13.50       217,261
   01/01/2011 to 12/31/2011               $13.50       $12.49       168,738
   01/01/2012 to 12/31/2012               $12.49       $14.64       193,616
   01/01/2013 to 12/31/2013               $14.64       $19.15       219,256
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $13.49       286,175
   01/01/2010 to 12/31/2010               $13.49       $15.83       479,051
   01/01/2011 to 12/31/2011               $15.83       $15.04       315,046
   01/01/2012 to 12/31/2012               $15.04       $17.62       365,162
   01/01/2013 to 12/31/2013               $17.62       $22.82       408,372
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.76       119,144
   01/01/2010 to 12/31/2010               $12.76       $14.05       170,995
   01/01/2011 to 12/31/2011               $14.05       $13.70       142,576
   01/01/2012 to 12/31/2012               $13.70       $15.21       165,128
   01/01/2013 to 12/31/2013               $15.21       $20.06       170,934
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.14       $13.27       114,610
   01/01/2010 to 12/31/2010               $13.27       $14.89       190,802
   01/01/2011 to 12/31/2011               $14.89       $12.70       126,232
   01/01/2012 to 12/31/2012               $12.70       $14.97       138,669
   01/01/2013 to 12/31/2013               $14.97       $17.46       193,582

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $13.10          88,177
   01/01/2010 to 12/31/2010               $13.10       $14.26         144,510
   01/01/2011 to 12/31/2011               $14.26       $12.21         113,957
   01/01/2012 to 12/31/2012               $12.21       $13.96         132,810
   01/01/2013 to 12/31/2013               $13.96       $16.33         141,111
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $10.85             646
   01/01/2010 to 12/31/2010               $10.85       $11.77          41,606
   01/01/2011 to 12/31/2011               $11.77       $12.97      14,508,528
   01/01/2012 to 12/31/2012               $12.97       $13.90       5,830,488
   01/01/2013 to 12/31/2013               $13.90       $13.18       1,541,523
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.59         177,474
   01/01/2010 to 12/31/2010               $13.59       $14.27         327,702
   01/01/2011 to 12/31/2011               $14.27       $12.70         244,121
   01/01/2012 to 12/31/2012               $12.70       $15.16         272,580
   01/01/2013 to 12/31/2013               $15.16       $17.13         294,019
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $12.73          35,867
   01/01/2010 to 12/31/2010               $12.73       $14.12          62,582
   01/01/2011 to 12/31/2011               $14.12       $13.25          48,285
   01/01/2012 to 12/31/2012               $13.25       $15.17          61,639
   01/01/2013 to 12/31/2013               $15.17       $20.78         148,729
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $12.72         159,504
   01/01/2010 to 12/31/2010               $12.72       $14.92         248,348
   01/01/2011 to 12/31/2011               $14.92       $14.48         196,229
   01/01/2012 to 12/31/2012               $14.48       $15.92         216,704
   01/01/2013 to 12/31/2013               $15.92       $21.30         203,484
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.09         114,616
   01/01/2010 to 12/31/2010               $12.09       $13.43         148,549
   01/01/2011 to 12/31/2011               $13.43       $14.49         269,475
   01/01/2012 to 12/31/2012               $14.49       $15.03         320,082
   01/01/2013 to 12/31/2013               $15.03       $14.43         304,071
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.15         116,402
   01/01/2010 to 12/31/2010               $12.15       $13.43         164,734
   01/01/2011 to 12/31/2011               $13.43       $13.07         109,155
   01/01/2012 to 12/31/2012               $13.07       $14.99         145,038
   01/01/2013 to 12/31/2013               $14.99       $20.08         191,611

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.23         57,715
   01/01/2010 to 12/31/2010               $13.23       $16.02        128,363
   01/01/2011 to 12/31/2011               $16.02       $15.15         87,454
   01/01/2012 to 12/31/2012               $15.15       $17.57        108,339
   01/01/2013 to 12/31/2013               $17.57       $22.79        111,886
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.00       $ 9.87        766,665
   01/01/2010 to 12/31/2010               $ 9.87       $ 9.67      1,224,819
   01/01/2011 to 12/31/2011               $ 9.67       $ 9.47      1,340,106
   01/01/2012 to 12/31/2012               $ 9.47       $ 9.28      1,146,782
   01/01/2013 to 12/31/2013               $ 9.28       $ 9.09        638,166
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.72        103,062
   01/01/2010 to 12/31/2010               $13.72       $16.59        159,478
   01/01/2011 to 12/31/2011               $16.59       $15.84        101,521
   01/01/2012 to 12/31/2012               $15.84       $18.18        116,165
   01/01/2013 to 12/31/2013               $18.18       $25.28        181,175
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.37         87,413
   01/01/2010 to 12/31/2010               $12.37       $15.59        153,346
   01/01/2011 to 12/31/2011               $15.59       $15.52        129,404
   01/01/2012 to 12/31/2012               $15.52       $17.09        154,034
   01/01/2013 to 12/31/2013               $17.09       $22.20        154,636
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.93       $12.07         48,893
   01/01/2010 to 12/31/2010               $12.07       $14.22        111,789
   01/01/2011 to 04/29/2011               $14.22       $15.93              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.48        240,395
   01/01/2010 to 12/31/2010               $10.48       $10.67        445,435
   01/01/2011 to 12/31/2011               $10.67       $10.69        516,157
   01/01/2012 to 12/31/2012               $10.69       $10.96        572,206
   01/01/2013 to 12/31/2013               $10.96       $10.50        549,963
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $11.05      2,760,749
   01/01/2010 to 12/31/2010               $11.05       $11.66      4,831,426
   01/01/2011 to 12/31/2011               $11.66       $11.79      3,763,460
   01/01/2012 to 12/31/2012               $11.79       $12.62      4,344,963
   01/01/2013 to 12/31/2013               $12.62       $12.13      4,224,268

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.61      3,978,257
   01/01/2010 to 12/31/2010               $11.61       $12.57      5,926,854
   01/01/2011 to 12/31/2011               $12.57       $12.44      5,416,351
   01/01/2012 to 12/31/2012               $12.44       $13.45      5,373,438
   01/01/2013 to 12/31/2013               $13.45       $14.38      4,701,893
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $13.14         76,927
   01/01/2010 to 12/31/2010               $13.14       $17.55        200,848
   01/01/2011 to 12/31/2011               $17.55       $17.03         93,921
   01/01/2012 to 12/31/2012               $17.03       $18.71        129,175
   01/01/2013 to 12/31/2013               $18.71       $24.77        185,650
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.94         86,498
   01/01/2010 to 12/31/2010               $12.94       $15.97        123,286
   01/01/2011 to 12/31/2011               $15.97       $14.71         78,005
   01/01/2012 to 12/31/2012               $14.71       $17.03         91,160
   01/01/2013 to 12/31/2013               $17.03       $22.92        111,866
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.91         78,869
   01/01/2010 to 12/31/2010               $12.91       $14.32        144,391
   01/01/2011 to 12/31/2011               $14.32       $13.79        100,188
   01/01/2012 to 12/31/2012               $13.79       $15.84        159,373
   01/01/2013 to 12/31/2013               $15.84       $20.12        234,450
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.16        352,417
   01/01/2010 to 12/31/2010               $13.16       $14.93        560,108
   01/01/2011 to 12/31/2011               $14.93       $14.38        391,513
   01/01/2012 to 12/31/2012               $14.38       $16.56        455,410
   01/01/2013 to 12/31/2013               $16.56       $23.36        510,993
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.11        235,256
   01/01/2010 to 12/31/2010               $11.11       $11.50        329,128
   01/01/2011 to 12/31/2011               $11.50       $11.73        303,906
   01/01/2012 to 12/31/2012               $11.73       $12.09        346,069
   01/01/2013 to 12/31/2013               $12.09       $11.40        329,380
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.76        447,678
   01/01/2010 to 12/31/2010               $10.76       $11.36        892,152
   01/01/2011 to 12/31/2011               $11.36       $11.80        821,274
   01/01/2012 to 12/31/2012               $11.80       $12.46      1,119,758
   01/01/2013 to 12/31/2013               $12.46       $12.03      1,074,695

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $10.05       $12.74        15,269
   01/01/2010 to 07/16/2010               $12.74       $12.08             0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.89       $12.84         7,056
   01/01/2010 to 07/16/2010               $12.84       $11.97             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.09       $14.59        20,042
   01/01/2011 to 12/31/2011               $14.59       $12.46        18,690
   01/01/2012 to 12/31/2012               $12.46       $13.88        16,680
   01/01/2013 to 12/31/2013               $13.88       $16.31        17,582
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.97       $15.07         7,752
   01/01/2011 to 12/31/2011               $15.07       $13.97         7,751
   01/01/2012 to 12/31/2012               $13.97       $16.52         7,348
   01/01/2013 to 12/31/2013               $16.52       $22.70         7,439

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH ANY TWO OF GRO PLUS, EBP OR HAV OR WITH ANY ONE
                          OF COMBO 5% OR HDV (2.15%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01       1,490,936
   01/01/2006 to 12/31/2006               $10.01       $10.95       8,182,830
   01/01/2007 to 12/31/2007               $10.95       $11.70      12,516,386
   01/01/2008 to 12/31/2008               $11.70       $ 7.81       7,417,897
   01/01/2009 to 12/31/2009               $ 7.81       $ 9.50      11,207,973
   01/01/2010 to 12/31/2010               $ 9.50       $10.41      10,629,323
   01/01/2011 to 12/31/2011               $10.41       $ 9.91       8,503,821
   01/01/2012 to 12/31/2012               $ 9.91       $10.92       8,408,411
   01/01/2013 to 12/31/2013               $10.92       $11.75       7,673,814
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.95       $14.06         407,960
   01/01/2006 to 12/31/2006               $14.06       $16.07         566,185
   01/01/2007 to 12/31/2007               $16.07       $15.71         607,322
   01/01/2008 to 12/31/2008               $15.71       $10.03         184,950
   01/01/2009 to 12/31/2009               $10.03       $11.56         381,797
   01/01/2010 to 12/31/2010               $11.56       $12.88         429,126
   01/01/2011 to 12/31/2011               $12.88       $13.05         278,392
   01/01/2012 to 05/04/2012               $13.05       $14.16               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          69,241
   01/01/2006 to 12/31/2006               $10.02       $10.84       1,751,149
   01/01/2007 to 12/31/2007               $10.84       $11.57       3,475,993
   01/01/2008 to 12/31/2008               $11.57       $ 8.07       4,130,990
   01/01/2009 to 12/31/2009               $ 8.07       $ 9.74       7,745,284
   01/01/2010 to 12/31/2010               $ 9.74       $10.70       7,266,419
   01/01/2011 to 12/31/2011               $10.70       $10.35       5,714,960
   01/01/2012 to 12/31/2012               $10.35       $11.39       5,660,006
   01/01/2013 to 12/31/2013               $11.39       $13.11       5,499,705

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009              $ 9.96       $ 9.98             0
   01/01/2010 to 12/31/2010               $ 9.98       $10.69             0
   01/01/2011 to 12/31/2011               $10.69       $11.13             0
   01/01/2012 to 12/31/2012               $11.13       $11.21             0
   01/01/2013 to 12/31/2013               $11.21       $10.94             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009              $ 9.94       $ 9.60             0
   01/01/2010 to 12/31/2010               $ 9.60       $10.39           159
   01/01/2011 to 12/31/2011               $10.39       $11.15         1,267
   01/01/2012 to 12/31/2012               $11.15       $11.36             0
   01/01/2013 to 12/31/2013               $11.36       $11.04             0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.72            11
   01/01/2011 to 12/31/2011               $10.72       $11.69             0
   01/01/2012 to 12/31/2012               $11.69       $12.03             0
   01/01/2013 to 12/31/2013               $12.03       $11.52             0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009              $ 9.92       $ 9.67             0
   01/01/2010 to 12/31/2010               $ 9.67       $10.52             0
   01/01/2011 to 12/31/2011               $10.52       $11.69         2,152
   01/01/2012 to 12/31/2012               $11.69       $12.09         1,787
   01/01/2013 to 12/31/2013               $12.09       $11.46         1,606
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009              $ 9.91       $ 9.57             0
   01/01/2010 to 12/31/2010               $ 9.57       $10.43             0
   01/01/2011 to 12/31/2011               $10.43       $11.83             0
   01/01/2012 to 12/31/2012               $11.83       $12.26         1,427
   01/01/2013 to 12/31/2013               $12.26       $11.42         1,341
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009              $ 9.88       $ 9.25             0
   01/01/2010 to 12/31/2010               $ 9.25       $10.12         1,606
   01/01/2011 to 12/31/2011               $10.12       $11.75             0
   01/01/2012 to 12/31/2012               $11.75       $12.22             0
   01/01/2013 to 12/31/2013               $12.22       $11.18             0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.97             0
   01/01/2011 to 12/31/2011               $10.97       $12.91         8,594
   01/01/2012 to 12/31/2012               $12.91       $13.49         1,011
   01/01/2013 to 12/31/2013               $13.49       $12.28             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.98        38,785
   01/01/2012 to 12/31/2012               $11.98       $12.41        32,189
   01/01/2013 to 12/31/2013               $12.41       $10.96             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.36          10,806
   01/01/2013 to 12/31/2013               $10.36       $ 9.10          10,492
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.72          84,918
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00         699,752
   01/01/2006 to 12/31/2006               $10.00       $11.13      11,111,597
   01/01/2007 to 12/31/2007               $11.13       $11.95      17,220,372
   01/01/2008 to 12/31/2008               $11.95       $ 7.60       9,823,555
   01/01/2009 to 12/31/2009               $ 7.60       $ 9.33      15,163,970
   01/01/2010 to 12/31/2010               $ 9.33       $10.35      13,739,380
   01/01/2011 to 12/31/2011               $10.35       $ 9.88      10,350,363
   01/01/2012 to 12/31/2012               $ 9.88       $10.99      10,445,990
   01/01/2013 to 12/31/2013               $10.99       $13.20      10,870,252
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $19.99       $21.06         634,076
   01/01/2006 to 12/31/2006               $21.06       $28.17         782,064
   01/01/2007 to 12/31/2007               $28.17       $22.07         553,831
   01/01/2008 to 12/31/2008               $22.07       $14.02         141,679
   01/01/2009 to 12/31/2009               $14.02       $18.10         306,725
   01/01/2010 to 12/31/2010               $18.10       $22.80         288,481
   01/01/2011 to 12/31/2011               $22.80       $23.78         193,734
   01/01/2012 to 12/31/2012               $23.78       $26.84         197,606
   01/01/2013 to 12/31/2013               $26.84       $27.08         178,593
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.35       $19.69         808,007
   01/01/2005 to 12/31/2005               $19.69       $21.08       1,270,136
   01/01/2006 to 12/31/2006               $21.08       $23.30       1,083,684
   01/01/2007 to 12/31/2007               $23.30       $25.35       1,044,299
   01/01/2008 to 12/31/2008               $25.35       $13.87         426,639
   01/01/2009 to 12/31/2009               $13.87       $18.00         521,277
   01/01/2010 to 12/31/2010               $18.00       $23.35         423,460
   01/01/2011 to 12/31/2011               $23.35       $19.85         324,222
   01/01/2012 to 12/31/2012               $19.85       $23.32         310,819
   01/01/2013 to 12/31/2013               $23.32       $32.13         250,923
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.74       $13.83       4,694,207
   01/01/2005 to 12/31/2005               $13.83       $14.18       7,461,229
   01/01/2006 to 12/31/2006               $14.18       $16.28       5,511,714
   01/01/2007 to 12/31/2007               $16.28       $16.74       4,716,388
   01/01/2008 to 12/31/2008               $16.74       $ 9.72       1,869,770
   01/01/2009 to 12/31/2009               $ 9.72       $11.33       2,664,194
   01/01/2010 to 12/31/2010               $11.33       $12.52       2,372,948
   01/01/2011 to 12/31/2011               $12.52       $11.57       1,666,771
   01/01/2012 to 12/31/2012               $11.57       $13.55       1,529,492
   01/01/2013 to 12/31/2013               $13.55       $17.71       1,393,130

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.71       $14.47        994,493
   01/01/2005 to 12/31/2005               $14.47       $14.84      1,394,969
   01/01/2006 to 12/31/2006               $14.84       $15.43      1,131,414
   01/01/2007 to 12/31/2007               $15.43       $18.02        957,378
   01/01/2008 to 12/31/2008               $18.02       $10.44        319,518
   01/01/2009 to 12/31/2009               $10.44       $16.04        607,802
   01/01/2010 to 12/31/2010               $16.04       $18.81        557,731
   01/01/2011 to 12/31/2011               $18.81       $17.86        342,929
   01/01/2012 to 12/31/2012               $17.86       $20.90        321,984
   01/01/2013 to 12/31/2013               $20.90       $27.04        304,604
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.57       $15.28        532,089
   01/01/2006 to 12/31/2006               $15.28       $18.21        795,655
   01/01/2007 to 12/31/2007               $18.21       $18.02        726,094
   01/01/2008 to 12/31/2008               $18.02       $11.06        329,004
   01/01/2009 to 12/31/2009               $11.06       $12.79        374,919
   01/01/2010 to 12/31/2010               $12.79       $14.08        310,453
   01/01/2011 to 12/31/2011               $14.08       $13.71        284,321
   01/01/2012 to 12/31/2012               $13.71       $15.21        270,868
   01/01/2013 to 12/31/2013               $15.21       $20.04        226,230
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.32       $15.13      2,722,552
   01/01/2005 to 12/31/2005               $15.13       $17.26      3,615,924
   01/01/2006 to 12/31/2006               $17.26       $20.43      2,835,178
   01/01/2007 to 12/31/2007               $20.43       $23.80      2,518,402
   01/01/2008 to 12/31/2008               $23.80       $11.59      1,096,351
   01/01/2009 to 12/31/2009               $11.59       $15.34      1,343,040
   01/01/2010 to 12/31/2010               $15.34       $17.19      1,165,465
   01/01/2011 to 12/31/2011               $17.19       $14.65        805,165
   01/01/2012 to 12/31/2012               $14.65       $17.25        743,683
   01/01/2013 to 12/31/2013               $17.25       $20.10        761,146
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.82       $15.19        119,845
   01/01/2005 to 12/31/2005               $15.19       $16.90        223,826
   01/01/2006 to 12/31/2006               $16.90       $21.08        537,213
   01/01/2007 to 12/31/2007               $21.08       $24.30        807,650
   01/01/2008 to 12/31/2008               $24.30       $13.31        324,862
   01/01/2009 to 12/31/2009               $13.31       $17.00        489,840
   01/01/2010 to 12/31/2010               $17.00       $18.48        430,398
   01/01/2011 to 12/31/2011               $18.48       $15.81        259,005
   01/01/2012 to 12/31/2012               $15.81       $18.05        242,791
   01/01/2013 to 12/31/2013               $18.05       $21.10        231,907

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   01/28/2008* to 12/31/2008              $10.00       $10.68      13,968,463
   01/01/2009 to 12/31/2009               $10.68       $11.63       5,281,251
   01/01/2010 to 12/31/2010               $11.63       $12.61       2,953,841
   01/01/2011 to 12/31/2011               $12.61       $13.88      10,354,266
   01/01/2012 to 12/31/2012               $13.88       $14.86       6,108,441
   01/01/2013 to 12/31/2013               $14.86       $14.08       3,163,103
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.72       $14.57         284,319
   01/01/2005 to 12/31/2005               $14.57       $15.83         560,887
   01/01/2006 to 12/31/2006               $15.83       $19.02         843,155
   01/01/2007 to 12/31/2007               $19.02       $20.37         924,920
   01/01/2008 to 12/31/2008               $20.37       $11.68         239,108
   01/01/2009 to 12/31/2009               $11.68       $15.53         435,574
   01/01/2010 to 12/31/2010               $15.53       $16.29         350,543
   01/01/2011 to 12/31/2011               $16.29       $14.48         217,032
   01/01/2012 to 12/31/2012               $14.48       $17.27         215,216
   01/01/2013 to 12/31/2013               $17.27       $19.50         172,676
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.61       $13.12         198,898
   01/01/2005 to 12/31/2005               $13.12       $13.67         661,210
   01/01/2006 to 12/31/2006               $13.67       $15.84         854,051
   01/01/2007 to 12/31/2007               $15.84       $15.04         868,038
   01/01/2008 to 12/31/2008               $15.04       $ 8.61         559,310
   01/01/2009 to 12/31/2009               $ 8.61       $10.06         809,232
   01/01/2010 to 12/31/2010               $10.06       $11.14         664,968
   01/01/2011 to 12/31/2011               $11.14       $10.44         452,521
   01/01/2012 to 12/31/2012               $10.44       $11.95         468,308
   01/01/2013 to 12/31/2013               $11.95       $16.35         481,548
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.26       $13.88       4,692,895
   01/01/2005 to 12/31/2005               $13.88       $14.51       7,428,912
   01/01/2006 to 12/31/2006               $14.51       $15.22       6,494,429
   01/01/2007 to 12/31/2007               $15.22       $17.12       5,835,660
   01/01/2008 to 12/31/2008               $17.12       $ 9.44       2,340,994
   01/01/2009 to 12/31/2009               $ 9.44       $11.99       3,090,079
   01/01/2010 to 12/31/2010               $11.99       $14.05       2,616,084
   01/01/2011 to 12/31/2011               $14.05       $13.62       1,771,437
   01/01/2012 to 12/31/2012               $13.62       $14.96       1,622,946
   01/01/2013 to 12/31/2013               $14.96       $20.00       1,428,066

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.88       $12.49       1,314,641
   01/01/2005 to 12/31/2005               $12.49       $12.36       2,372,398
   01/01/2006 to 12/31/2006               $12.36       $13.29       2,027,743
   01/01/2007 to 12/31/2007               $13.29       $13.79       1,831,257
   01/01/2008 to 12/31/2008               $13.79       $10.36         651,707
   01/01/2009 to 12/31/2009               $10.36       $13.64         996,731
   01/01/2010 to 12/31/2010               $13.64       $15.14         854,023
   01/01/2011 to 12/31/2011               $15.14       $16.32         787,437
   01/01/2012 to 12/31/2012               $16.32       $16.91         702,329
   01/01/2013 to 12/31/2013               $16.91       $16.22         604,790
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.38       $12.33         442,758
   01/01/2005 to 12/31/2005               $12.33       $12.82         826,301
   01/01/2006 to 12/31/2006               $12.82       $13.76         654,691
   01/01/2007 to 12/31/2007               $13.76       $15.50         587,845
   01/01/2008 to 12/31/2008               $15.50       $ 9.66         309,485
   01/01/2009 to 12/31/2009               $ 9.66       $11.75         473,501
   01/01/2010 to 12/31/2010               $11.75       $12.97         467,321
   01/01/2011 to 12/31/2011               $12.97       $12.61         363,909
   01/01/2012 to 12/31/2012               $12.61       $14.45         369,347
   01/01/2013 to 12/31/2013               $14.45       $19.33         344,487
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $15.06       $15.54         260,885
   01/01/2006 to 12/31/2006               $15.54       $17.37         270,834
   01/01/2007 to 12/31/2007               $17.37       $17.46         349,290
   01/01/2008 to 12/31/2008               $17.46       $10.57         188,007
   01/01/2009 to 12/31/2009               $10.57       $14.37         185,529
   01/01/2010 to 12/31/2010               $14.37       $17.38         200,372
   01/01/2011 to 12/31/2011               $17.38       $16.42         140,968
   01/01/2012 to 12/31/2012               $16.42       $19.02         139,599
   01/01/2013 to 12/31/2013               $19.02       $24.64         117,259
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.83       $ 9.70       1,742,703
   01/01/2005 to 12/31/2005               $ 9.70       $ 9.75       2,932,409
   01/01/2006 to 12/31/2006               $ 9.75       $ 9.98       5,452,746
   01/01/2007 to 12/31/2007               $ 9.98       $10.24       6,373,608
   01/01/2008 to 12/31/2008               $10.24       $10.28       7,140,857
   01/01/2009 to 12/31/2009               $10.28       $10.08      12,146,856
   01/01/2010 to 12/31/2010               $10.08       $ 9.87       6,882,027
   01/01/2011 to 12/31/2011               $ 9.87       $ 9.66       5,117,204
   01/01/2012 to 12/31/2012               $ 9.66       $ 9.45       4,297,530
   01/01/2013 to 12/31/2013               $ 9.45       $ 9.25       2,996,051

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.31       $15.99      1,457,788
   01/01/2005 to 12/31/2005               $15.99       $17.54      2,280,095
   01/01/2006 to 12/31/2006               $17.54       $19.00      1,954,267
   01/01/2007 to 12/31/2007               $19.00       $19.18      1,856,062
   01/01/2008 to 12/31/2008               $19.18       $10.84        615,887
   01/01/2009 to 12/31/2009               $10.84       $14.92        838,895
   01/01/2010 to 12/31/2010               $14.92       $18.02        700,594
   01/01/2011 to 12/31/2011               $18.02       $17.19        464,573
   01/01/2012 to 12/31/2012               $17.19       $19.70        429,488
   01/01/2013 to 12/31/2013               $19.70       $27.38        444,297
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.93       $15.32        759,608
   01/01/2006 to 12/31/2006               $15.32       $17.10        780,759
   01/01/2007 to 12/31/2007               $17.10       $20.45      1,109,272
   01/01/2008 to 12/31/2008               $20.45       $11.37        304,442
   01/01/2009 to 12/31/2009               $11.37       $14.44        376,081
   01/01/2010 to 12/31/2010               $14.44       $18.18        362,937
   01/01/2011 to 12/31/2011               $18.18       $18.09        240,513
   01/01/2012 to 12/31/2012               $18.09       $19.89        220,903
   01/01/2013 to 12/31/2013               $19.89       $25.81        215,573
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $14.02       $15.02        192,105
   01/01/2005 to 12/31/2005               $15.02       $14.75        154,506
   01/01/2006 to 12/31/2006               $14.75       $15.55        141,498
   01/01/2007 to 12/31/2007               $15.55       $18.06        150,199
   01/01/2008 to 12/31/2008               $18.06       $10.16         53,502
   01/01/2009 to 12/31/2009               $10.16       $12.18         96,674
   01/01/2010 to 12/31/2010               $12.18       $14.33        103,481
   01/01/2011 to 04/29/2011               $14.33       $16.05              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.19       $10.17      2,785,690
   01/01/2005 to 12/31/2005               $10.17       $10.12      5,697,191
   01/01/2006 to 12/31/2006               $10.12       $10.28      4,979,340
   01/01/2007 to 12/31/2007               $10.28       $10.74      4,520,572
   01/01/2008 to 12/31/2008               $10.74       $10.63      1,783,570
   01/01/2009 to 12/31/2009               $10.63       $11.46      2,582,749
   01/01/2010 to 12/31/2010               $11.46       $11.65      2,352,178
   01/01/2011 to 12/31/2011               $11.65       $11.66      1,787,948
   01/01/2012 to 12/31/2012               $11.66       $11.95      1,896,924
   01/01/2013 to 12/31/2013               $11.95       $11.43      1,814,015
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.48       $10.76      4,319,279
   01/01/2005 to 12/31/2005               $10.76       $10.79      2,552,299
   01/01/2006 to 12/31/2006               $10.79       $10.96      3,071,632
   01/01/2007 to 12/31/2007               $10.96       $11.61      3,499,433
   01/01/2008 to 12/31/2008               $11.61       $11.10      2,161,056
   01/01/2009 to 12/31/2009               $11.10       $12.66      5,204,934
   01/01/2010 to 12/31/2010               $12.66       $13.34      5,710,336
   01/01/2011 to 12/31/2011               $13.34       $13.47      4,089,867
   01/01/2012 to 12/31/2012               $13.47       $14.41      4,424,264
   01/01/2013 to 12/31/2013               $14.41       $13.84      3,714,092

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03          3,929
   01/01/2006 to 12/31/2006               $10.03       $10.60        488,478
   01/01/2007 to 12/31/2007               $10.60       $11.27      1,460,928
   01/01/2008 to 12/31/2008               $11.27       $ 8.88      4,479,321
   01/01/2009 to 12/31/2009               $ 8.88       $10.43      6,348,245
   01/01/2010 to 12/31/2010               $10.43       $11.29      6,327,981
   01/01/2011 to 12/31/2011               $11.29       $11.16      5,779,801
   01/01/2012 to 12/31/2012               $11.16       $12.05      5,731,747
   01/01/2013 to 12/31/2013               $12.05       $12.88      5,144,078
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.46       $12.26        136,313
   01/01/2005 to 12/31/2005               $12.26       $12.18        174,641
   01/01/2006 to 12/31/2006               $12.18       $13.42        211,329
   01/01/2007 to 12/31/2007               $13.42       $14.07        241,375
   01/01/2008 to 12/31/2008               $14.07       $ 8.95        135,744
   01/01/2009 to 12/31/2009               $ 8.95       $11.72        186,730
   01/01/2010 to 12/31/2010               $11.72       $15.65        264,893
   01/01/2011 to 12/31/2011               $15.65       $15.16        182,093
   01/01/2012 to 12/31/2012               $15.16       $16.64        172,270
   01/01/2013 to 12/31/2013               $16.64       $22.01        200,610
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.39       $15.26      1,690,870
   01/01/2005 to 12/31/2005               $15.26       $15.92      2,449,573
   01/01/2006 to 12/31/2006               $15.92       $18.70      2,168,862
   01/01/2007 to 12/31/2007               $18.70       $17.27      2,048,735
   01/01/2008 to 12/31/2008               $17.27       $11.88        759,534
   01/01/2009 to 12/31/2009               $11.88       $14.76      1,180,211
   01/01/2010 to 12/31/2010               $14.76       $18.20        935,910
   01/01/2011 to 12/31/2011               $18.20       $16.74        565,384
   01/01/2012 to 12/31/2012               $16.74       $19.36        534,857
   01/01/2013 to 12/31/2013               $19.36       $26.03        476,457
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.65       $14.10        534,389
   01/01/2005 to 12/31/2005               $14.10       $14.56        620,110
   01/01/2006 to 12/31/2006               $14.56       $17.29      1,007,854
   01/01/2007 to 12/31/2007               $17.29       $16.31        860,043
   01/01/2008 to 12/31/2008               $16.31       $ 9.28        436,312
   01/01/2009 to 12/31/2009               $ 9.28       $11.24        636,029
   01/01/2010 to 12/31/2010               $11.24       $12.45        555,205
   01/01/2011 to 12/31/2011               $12.45       $11.99        397,607
   01/01/2012 to 12/31/2012               $11.99       $13.75        409,713
   01/01/2013 to 12/31/2013               $13.75       $17.45        398,433

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.30       $11.70        297,369
   01/01/2005 to 12/31/2005               $11.70       $13.32        386,908
   01/01/2006 to 12/31/2006               $13.32       $13.77        579,236
   01/01/2007 to 12/31/2007               $13.77       $14.59      1,005,218
   01/01/2008 to 12/31/2008               $14.59       $ 8.48        588,798
   01/01/2009 to 12/31/2009               $ 8.48       $12.73        837,581
   01/01/2010 to 12/31/2010               $12.73       $14.43        711,463
   01/01/2011 to 12/31/2011               $14.43       $13.88        598,916
   01/01/2012 to 12/31/2012               $13.88       $15.97        653,972
   01/01/2013 to 12/31/2013               $15.97       $22.50        628,642
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.38       $12.10      1,195,848
   01/01/2005 to 12/31/2005               $12.10       $11.31      1,956,698
   01/01/2006 to 12/31/2006               $11.31       $11.76      1,805,420
   01/01/2007 to 12/31/2007               $11.76       $12.62      1,846,832
   01/01/2008 to 12/31/2008               $12.62       $12.05        593,325
   01/01/2009 to 12/31/2009               $12.05       $13.22        931,833
   01/01/2010 to 12/31/2010               $13.22       $13.67        877,297
   01/01/2011 to 12/31/2011               $13.67       $13.93        616,898
   01/01/2012 to 12/31/2012               $13.93       $14.35        585,779
   01/01/2013 to 12/31/2013               $14.35       $13.51        558,234
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        154,738
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.25        483,723
   01/01/2009 to 12/31/2009               $ 9.25       $10.10      1,027,692
   01/01/2010 to 12/31/2010               $10.10       $10.66        827,868
   01/01/2011 to 12/31/2011               $10.66       $11.06        856,005
   01/01/2012 to 12/31/2012               $11.06       $11.67        921,389
   01/01/2013 to 12/31/2013               $11.67       $11.25        742,274
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $12.74       $14.86         67,201
   01/01/2005 to 12/31/2005               $14.86       $16.87        182,612
   01/01/2006 to 12/31/2006               $16.87       $20.33        239,474
   01/01/2007 to 12/31/2007               $20.33       $22.88        290,951
   01/01/2008 to 12/31/2008               $22.88       $13.10        129,942
   01/01/2009 to 12/31/2009               $13.10       $14.86        123,833
   01/01/2010 to 07/16/2010               $14.86       $14.08              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.17       $13.81       108,796
   01/01/2005 to 12/31/2005               $13.81       $14.04        60,941
   01/01/2006 to 12/31/2006               $14.04       $14.56        49,282
   01/01/2007 to 12/31/2007               $14.56       $15.95        78,184
   01/01/2008 to 12/31/2008               $15.95       $11.36        19,835
   01/01/2009 to 12/31/2009               $11.36       $16.01        56,730
   01/01/2010 to 07/16/2010               $16.01       $14.91             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.10       $17.00       114,482
   01/01/2011 to 12/31/2011               $17.00       $14.51       121,166
   01/01/2012 to 12/31/2012               $14.51       $16.14        75,836
   01/01/2013 to 12/31/2013               $16.14       $18.94        66,421
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.91       $18.76        82,347
   01/01/2011 to 12/31/2011               $18.76       $17.38        92,812
   01/01/2012 to 12/31/2012               $17.38       $20.53        93,751
   01/01/2013 to 12/31/2013               $20.53       $28.17        70,175

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH LT5 OR WITH ANY ONE OF EBP OR HAV AND GMWB OR HAV AND HD GRO/GRO PLUS 2008 OR EBP AND HD GRO/GRO PLUS 2008 OR HD GRO 60 BPS
                    OR GRO PLUS 2008 60 BPS OR HD5 (2.25%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01       4,054,794
   01/01/2006 to 12/31/2006               $10.01       $10.94      60,459,906
   01/01/2007 to 12/31/2007               $10.94       $11.68     102,797,613
   01/01/2008 to 12/31/2008               $11.68       $ 7.78      75,453,329
   01/01/2009 to 12/31/2009               $ 7.78       $ 9.46      74,798,204
   01/01/2010 to 12/31/2010               $ 9.46       $10.35      72,644,706
   01/01/2011 to 12/31/2011               $10.35       $ 9.85      61,319,650
   01/01/2012 to 12/31/2012               $ 9.85       $10.84      57,128,002
   01/01/2013 to 12/31/2013               $10.84       $11.65      50,094,174
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $ 9.18       $ 9.25         370,561
   01/01/2006 to 12/31/2006               $ 9.25       $10.56         335,193
   01/01/2007 to 12/31/2007               $10.56       $10.31         319,458
   01/01/2008 to 12/31/2008               $10.31       $ 6.58         771,578
   01/01/2009 to 12/31/2009               $ 6.58       $ 7.57       1,273,959
   01/01/2010 to 12/31/2010               $ 7.57       $ 8.43       1,430,682
   01/01/2011 to 12/31/2011               $ 8.43       $ 8.53       1,430,887
   01/01/2012 to 05/04/2012               $ 8.53       $ 9.25               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02       1,320,556
   01/01/2006 to 12/31/2006               $10.02       $10.83      13,643,567
   01/01/2007 to 12/31/2007               $10.83       $11.55      28,754,710
   01/01/2008 to 12/31/2008               $11.55       $ 8.05      25,276,368
   01/01/2009 to 12/31/2009               $ 8.05       $ 9.70      31,686,971
   01/01/2010 to 12/31/2010               $ 9.70       $10.65      36,176,891
   01/01/2011 to 12/31/2011               $10.65       $10.28      28,001,755
   01/01/2012 to 12/31/2012               $10.28       $11.31      27,966,738
   01/01/2013 to 12/31/2013               $11.31       $13.00      25,877,571

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.25       1,472,001
   01/01/2009 to 12/31/2009               $11.25       $10.96       1,375,798
   01/01/2010 to 12/31/2010               $10.96       $11.71       1,085,813
   01/01/2011 to 12/31/2011               $11.71       $12.18       1,057,536
   01/01/2012 to 12/31/2012               $12.18       $12.27         878,447
   01/01/2013 to 12/31/2013               $12.27       $11.95         424,824
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.34         301,692
   01/01/2010 to 12/31/2010               $ 9.34       $10.09       1,956,001
   01/01/2011 to 12/31/2011               $10.09       $10.81       5,687,758
   01/01/2012 to 12/31/2012               $10.81       $11.01       2,714,415
   01/01/2013 to 12/31/2013               $11.01       $10.69         806,728
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.71       5,765,075
   01/01/2011 to 12/31/2011               $10.71       $11.67      16,283,905
   01/01/2012 to 12/31/2012               $11.67       $11.99       8,777,912
   01/01/2013 to 12/31/2013               $11.99       $11.48       2,697,907
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $11.98         794,529
   01/01/2009 to 12/31/2009               $11.98       $11.01         648,900
   01/01/2010 to 12/31/2010               $11.01       $11.96         380,587
   01/01/2011 to 12/31/2011               $11.96       $13.28      18,091,824
   01/01/2012 to 12/31/2012               $13.28       $13.72      11,790,403
   01/01/2013 to 12/31/2013               $13.72       $12.99       4,617,331
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.05         945,503
   01/01/2009 to 12/31/2009               $12.05       $10.87         975,406
   01/01/2010 to 12/31/2010               $10.87       $11.84         825,635
   01/01/2011 to 12/31/2011               $11.84       $13.42         493,191
   01/01/2012 to 12/31/2012               $13.42       $13.88       5,116,240
   01/01/2013 to 12/31/2013               $13.88       $12.92       2,901,825
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.75          23,608
   01/01/2010 to 12/31/2010               $ 8.75       $ 9.56       1,680,903
   01/01/2011 to 12/31/2011               $ 9.56       $11.10         404,480
   01/01/2012 to 12/31/2012               $11.10       $11.53          92,420
   01/01/2013 to 12/31/2013               $11.53       $10.54       7,694,304
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.96       1,406,400
   01/01/2011 to 12/31/2011               $10.96       $12.89      16,469,682
   01/01/2012 to 12/31/2012               $12.89       $13.45       7,323,210
   01/01/2013 to 12/31/2013               $13.45       $12.23         927,728

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.97       6,285,340
   01/01/2012 to 12/31/2012               $11.97       $12.38       9,408,401
   01/01/2013 to 12/31/2013               $12.38       $10.92       1,386,073
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.35       3,237,048
   01/01/2013 to 12/31/2013               $10.35       $ 9.09      14,801,913
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.71       6,630,745
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00       5,254,502
   01/01/2006 to 12/31/2006               $10.00       $11.11      85,438,169
   01/01/2007 to 12/31/2007               $11.11       $11.92     150,334,869
   01/01/2008 to 12/31/2008               $11.92       $ 7.58     101,095,109
   01/01/2009 to 12/31/2009               $ 7.58       $ 9.29     102,077,908
   01/01/2010 to 12/31/2010               $ 9.29       $10.29     101,267,042
   01/01/2011 to 12/31/2011               $10.29       $ 9.82      83,369,592
   01/01/2012 to 12/31/2012               $ 9.82       $10.91      79,395,120
   01/01/2013 to 12/31/2013               $10.91       $13.09      79,105,525
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $15.05       $15.85          81,009
   01/01/2006 to 12/31/2006               $15.85       $21.18          81,551
   01/01/2007 to 12/31/2007               $21.18       $16.57          76,243
   01/01/2008 to 12/31/2008               $16.57       $10.52         126,275
   01/01/2009 to 12/31/2009               $10.52       $13.57         335,750
   01/01/2010 to 12/31/2010               $13.57       $17.07         391,589
   01/01/2011 to 12/31/2011               $17.07       $17.79         219,652
   01/01/2012 to 12/31/2012               $17.79       $20.05         251,456
   01/01/2013 to 12/31/2013               $20.05       $20.22         222,435
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $ 8.06       $ 9.70         324,340
   01/01/2005 to 12/31/2005               $ 9.70       $10.38       5,867,757
   01/01/2006 to 12/31/2006               $10.38       $11.45       4,568,992
   01/01/2007 to 12/31/2007               $11.45       $12.45       4,176,512
   01/01/2008 to 12/31/2008               $12.45       $ 6.80       4,202,964
   01/01/2009 to 12/31/2009               $ 6.80       $ 8.82       3,992,101
   01/01/2010 to 12/31/2010               $ 8.82       $11.43       4,161,419
   01/01/2011 to 12/31/2011               $11.43       $ 9.71       3,304,315
   01/01/2012 to 12/31/2012               $ 9.71       $11.39       2,853,534
   01/01/2013 to 12/31/2013               $11.39       $15.68       2,397,251

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.88       $10.72       1,731,512
   01/01/2005 to 12/31/2005               $10.72       $10.98      26,378,598
   01/01/2006 to 12/31/2006               $10.98       $12.59      17,583,959
   01/01/2007 to 12/31/2007               $12.59       $12.93      15,042,519
   01/01/2008 to 12/31/2008               $12.93       $ 7.50      14,888,690
   01/01/2009 to 12/31/2009               $ 7.50       $ 8.74      14,472,445
   01/01/2010 to 12/31/2010               $ 8.74       $ 9.64      13,447,482
   01/01/2011 to 12/31/2011               $ 9.64       $ 8.90      11,688,804
   01/01/2012 to 12/31/2012               $ 8.90       $10.41      10,262,995
   01/01/2013 to 12/31/2013               $10.41       $13.60       8,689,937
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $ 3.73       $ 4.24         457,010
   01/01/2005 to 12/31/2005               $ 4.24       $ 4.34       8,890,704
   01/01/2006 to 12/31/2006               $ 4.34       $ 4.51       6,444,166
   01/01/2007 to 12/31/2007               $ 4.51       $ 5.26       4,795,707
   01/01/2008 to 12/31/2008               $ 5.26       $ 3.05       4,668,204
   01/01/2009 to 12/31/2009               $ 3.05       $ 4.68       4,863,161
   01/01/2010 to 12/31/2010               $ 4.68       $ 5.48       5,034,524
   01/01/2011 to 12/31/2011               $ 5.48       $ 5.19       3,140,160
   01/01/2012 to 12/31/2012               $ 5.19       $ 6.07       3,004,326
   01/01/2013 to 12/31/2013               $ 6.07       $ 7.85       2,696,246
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.92       $11.45         249,862
   01/01/2006 to 12/31/2006               $11.45       $13.63         220,823
   01/01/2007 to 12/31/2007               $13.63       $13.48         199,588
   01/01/2008 to 12/31/2008               $13.48       $ 8.26         357,327
   01/01/2009 to 12/31/2009               $ 8.26       $ 9.55         955,597
   01/01/2010 to 12/31/2010               $ 9.55       $10.50       2,241,213
   01/01/2011 to 12/31/2011               $10.50       $10.21         930,254
   01/01/2012 to 12/31/2012               $10.21       $11.32         944,041
   01/01/2013 to 12/31/2013               $11.32       $14.89         723,861
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.86       $15.74         545,075
   01/01/2005 to 12/31/2005               $15.74       $17.93       8,655,832
   01/01/2006 to 12/31/2006               $17.93       $21.20       6,192,845
   01/01/2007 to 12/31/2007               $21.20       $24.67       5,332,206
   01/01/2008 to 12/31/2008               $24.67       $12.00       5,724,854
   01/01/2009 to 12/31/2009               $12.00       $15.87       5,162,536
   01/01/2010 to 12/31/2010               $15.87       $17.76       5,317,631
   01/01/2011 to 12/31/2011               $17.76       $15.12       4,477,136
   01/01/2012 to 12/31/2012               $15.12       $17.79       3,891,676
   01/01/2013 to 12/31/2013               $17.79       $20.70       3,800,682

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $ 5.65       $ 6.69         122,795
   01/01/2005 to 12/31/2005               $ 6.69       $ 7.43         487,950
   01/01/2006 to 12/31/2006               $ 7.43       $ 9.26       1,708,815
   01/01/2007 to 12/31/2007               $ 9.26       $10.66       3,014,173
   01/01/2008 to 12/31/2008               $10.66       $ 5.84       2,755,958
   01/01/2009 to 12/31/2009               $ 5.84       $ 7.44       2,910,615
   01/01/2010 to 12/31/2010               $ 7.44       $ 8.08       2,881,182
   01/01/2011 to 12/31/2011               $ 8.08       $ 6.91       2,224,758
   01/01/2012 to 12/31/2012               $ 6.91       $ 7.88       2,382,592
   01/01/2013 to 12/31/2013               $ 7.88       $ 9.20       2,248,809
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.91       1,214,623
   01/01/2009 to 12/31/2009               $10.91       $11.86         315,474
   01/01/2010 to 12/31/2010               $11.86       $12.85         158,509
   01/01/2011 to 12/31/2011               $12.85       $14.13       1,389,924
   01/01/2012 to 12/31/2012               $14.13       $15.11         740,615
   01/01/2013 to 12/31/2013               $15.11       $14.30         401,220
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $ 6.87       $ 7.86         428,765
   01/01/2005 to 12/31/2005               $ 7.86       $ 8.54       1,664,850
   01/01/2006 to 12/31/2006               $ 8.54       $10.25       1,135,516
   01/01/2007 to 12/31/2007               $10.25       $10.96         961,429
   01/01/2008 to 12/31/2008               $10.96       $ 6.28         975,043
   01/01/2009 to 12/31/2009               $ 6.28       $ 8.34       1,395,597
   01/01/2010 to 12/31/2010               $ 8.34       $ 8.74       1,243,521
   01/01/2011 to 12/31/2011               $ 8.74       $ 7.76         828,367
   01/01/2012 to 12/31/2012               $ 7.76       $ 9.25         957,141
   01/01/2013 to 12/31/2013               $ 9.25       $10.43         725,002
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $ 8.66       $ 9.78         419,818
   01/01/2005 to 12/31/2005               $ 9.78       $10.17       1,212,693
   01/01/2006 to 12/31/2006               $10.17       $11.78       3,666,066
   01/01/2007 to 12/31/2007               $11.78       $11.17       6,338,741
   01/01/2008 to 12/31/2008               $11.17       $ 6.39       6,057,693
   01/01/2009 to 12/31/2009               $ 6.39       $ 7.46       5,641,907
   01/01/2010 to 12/31/2010               $ 7.46       $ 8.25       5,357,208
   01/01/2011 to 12/31/2011               $ 8.25       $ 7.73       4,506,463
   01/01/2012 to 12/31/2012               $ 7.73       $ 8.83       4,545,454
   01/01/2013 to 12/31/2013               $ 8.83       $12.07       4,488,390
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $ 8.16       $ 9.22       2,016,277
   01/01/2005 to 12/31/2005               $ 9.22       $ 9.63      29,347,495
   01/01/2006 to 12/31/2006               $ 9.63       $10.10      24,648,331
   01/01/2007 to 12/31/2007               $10.10       $11.35      22,896,973
   01/01/2008 to 12/31/2008               $11.35       $ 6.25      21,934,912
   01/01/2009 to 12/31/2009               $ 6.25       $ 7.92      19,929,998
   01/01/2010 to 12/31/2010               $ 7.92       $ 9.28      19,072,610
   01/01/2011 to 12/31/2011               $ 9.28       $ 8.99      15,345,638
   01/01/2012 to 12/31/2012               $ 8.99       $ 9.86      13,995,736
   01/01/2013 to 12/31/2013               $ 9.86       $13.17      11,607,162

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.60       $12.18        732,155
   01/01/2005 to 12/31/2005               $12.18       $12.04      6,285,213
   01/01/2006 to 12/31/2006               $12.04       $12.92      4,627,555
   01/01/2007 to 12/31/2007               $12.92       $13.40      3,882,503
   01/01/2008 to 12/31/2008               $13.40       $10.05      3,023,716
   01/01/2009 to 12/31/2009               $10.05       $13.23      2,831,230
   01/01/2010 to 12/31/2010               $13.23       $14.66      2,484,757
   01/01/2011 to 12/31/2011               $14.66       $15.79      2,014,193
   01/01/2012 to 12/31/2012               $15.79       $16.35      1,924,443
   01/01/2013 to 12/31/2013               $16.35       $15.66      1,980,114
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $ 6.21       $ 6.72        387,463
   01/01/2005 to 12/31/2005               $ 6.72       $ 6.98      3,719,318
   01/01/2006 to 12/31/2006               $ 6.98       $ 7.48      2,366,611
   01/01/2007 to 12/31/2007               $ 7.48       $ 8.42      1,924,706
   01/01/2008 to 12/31/2008               $ 8.42       $ 5.24      2,384,441
   01/01/2009 to 12/31/2009               $ 5.24       $ 6.37      2,663,189
   01/01/2010 to 12/31/2010               $ 6.37       $ 7.02      2,436,368
   01/01/2011 to 12/31/2011               $ 7.02       $ 6.82      2,244,120
   01/01/2012 to 12/31/2012               $ 6.82       $ 7.81      2,554,207
   01/01/2013 to 12/31/2013               $ 7.81       $10.44      1,927,045
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $11.15       $11.49        187,692
   01/01/2006 to 12/31/2006               $11.49       $12.83        147,486
   01/01/2007 to 12/31/2007               $12.83       $12.88        179,218
   01/01/2008 to 12/31/2008               $12.88       $ 7.79        332,297
   01/01/2009 to 12/31/2009               $ 7.79       $10.58        511,219
   01/01/2010 to 12/31/2010               $10.58       $12.78      1,099,827
   01/01/2011 to 12/31/2011               $12.78       $12.06        585,815
   01/01/2012 to 12/31/2012               $12.06       $13.96        602,157
   01/01/2013 to 12/31/2013               $13.96       $18.07        542,756
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $10.13       $ 9.98        234,402
   01/01/2005 to 12/31/2005               $ 9.98       $10.03      1,333,707
   01/01/2006 to 12/31/2006               $10.03       $10.25      1,115,761
   01/01/2007 to 12/31/2007               $10.25       $10.51      1,044,258
   01/01/2008 to 12/31/2008               $10.51       $10.53      2,377,836
   01/01/2009 to 12/31/2009               $10.53       $10.32      3,829,439
   01/01/2010 to 12/31/2010               $10.32       $10.09      3,509,980
   01/01/2011 to 12/31/2011               $10.09       $ 9.86      2,513,603
   01/01/2012 to 12/31/2012               $ 9.86       $ 9.64      1,652,100
   01/01/2013 to 12/31/2013               $ 9.64       $ 9.43        856,838

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.32       $15.99         537,445
   01/01/2005 to 12/31/2005               $15.99       $17.52       3,716,512
   01/01/2006 to 12/31/2006               $17.52       $18.96       2,666,820
   01/01/2007 to 12/31/2007               $18.96       $19.12       2,274,821
   01/01/2008 to 12/31/2008               $19.12       $10.79       2,188,696
   01/01/2009 to 12/31/2009               $10.79       $14.84       2,033,956
   01/01/2010 to 12/31/2010               $14.84       $17.90       1,807,620
   01/01/2011 to 12/31/2011               $17.90       $17.07       1,391,570
   01/01/2012 to 12/31/2012               $17.07       $19.54       1,265,150
   01/01/2013 to 12/31/2013               $19.54       $27.12       1,148,147
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $ 6.87       $ 7.56         472,929
   01/01/2006 to 12/31/2006               $ 7.56       $ 8.43         437,466
   01/01/2007 to 12/31/2007               $ 8.43       $10.07         494,768
   01/01/2008 to 12/31/2008               $10.07       $ 5.59         501,805
   01/01/2009 to 12/31/2009               $ 5.59       $ 7.09         649,456
   01/01/2010 to 12/31/2010               $ 7.09       $ 8.92         978,075
   01/01/2011 to 12/31/2011               $ 8.92       $ 8.87         702,733
   01/01/2012 to 12/31/2012               $ 8.87       $ 9.74         851,665
   01/01/2013 to 12/31/2013               $ 9.74       $12.63       1,608,579
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $ 6.61       $ 7.07         129,475
   01/01/2005 to 12/31/2005               $ 7.07       $ 6.94         127,711
   01/01/2006 to 12/31/2006               $ 6.94       $ 7.31         126,380
   01/01/2007 to 12/31/2007               $ 7.31       $ 8.48         100,594
   01/01/2008 to 12/31/2008               $ 8.48       $ 4.76         121,677
   01/01/2009 to 12/31/2009               $ 4.76       $ 5.71         232,172
   01/01/2010 to 12/31/2010               $ 5.71       $ 6.71         304,468
   01/01/2011 to 04/29/2011               $ 6.71       $ 7.51               0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.65       $11.62       1,143,298
   01/01/2005 to 12/31/2005               $11.62       $11.54      14,980,147
   01/01/2006 to 12/31/2006               $11.54       $11.72      12,397,970
   01/01/2007 to 12/31/2007               $11.72       $12.23      11,467,693
   01/01/2008 to 12/31/2008               $12.23       $12.09       6,660,709
   01/01/2009 to 12/31/2009               $12.09       $13.02       7,445,388
   01/01/2010 to 12/31/2010               $13.02       $13.23       7,123,302
   01/01/2011 to 12/31/2011               $13.23       $13.22       5,625,465
   01/01/2012 to 12/31/2012               $13.22       $13.53       5,727,313
   01/01/2013 to 12/31/2013               $13.53       $12.94       5,935,675

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $12.76       $13.09       2,344,332
   01/01/2005 to 12/31/2005               $13.09       $13.11       5,088,435
   01/01/2006 to 12/31/2006               $13.11       $13.30       8,896,833
   01/01/2007 to 12/31/2007               $13.30       $14.08      11,765,641
   01/01/2008 to 12/31/2008               $14.08       $13.45       6,994,579
   01/01/2009 to 12/31/2009               $13.45       $15.32      10,035,432
   01/01/2010 to 12/31/2010               $15.32       $16.13      11,515,430
   01/01/2011 to 12/31/2011               $16.13       $16.27       8,611,634
   01/01/2012 to 12/31/2012               $16.27       $17.39       8,501,917
   01/01/2013 to 12/31/2013               $17.39       $16.68       7,966,223
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         318,272
   01/01/2006 to 12/31/2006               $10.03       $10.59       7,378,914
   01/01/2007 to 12/31/2007               $10.59       $11.25      15,878,486
   01/01/2008 to 12/31/2008               $11.25       $ 8.85      31,839,577
   01/01/2009 to 12/31/2009               $ 8.85       $10.39      39,603,313
   01/01/2010 to 12/31/2010               $10.39       $11.23      43,592,221
   01/01/2011 to 12/31/2011               $11.23       $11.09      40,512,789
   01/01/2012 to 12/31/2012               $11.09       $11.96      38,896,095
   01/01/2013 to 12/31/2013               $11.96       $12.77      28,415,848
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.82       $15.30          67,370
   01/01/2005 to 12/31/2005               $15.30       $15.18         148,853
   01/01/2006 to 12/31/2006               $15.18       $16.71         457,905
   01/01/2007 to 12/31/2007               $16.71       $17.50         771,440
   01/01/2008 to 12/31/2008               $17.50       $11.12         634,820
   01/01/2009 to 12/31/2009               $11.12       $14.55         668,952
   01/01/2010 to 12/31/2010               $14.55       $19.41         917,014
   01/01/2011 to 12/31/2011               $19.41       $18.79         589,865
   01/01/2012 to 12/31/2012               $18.79       $20.60         573,869
   01/01/2013 to 12/31/2013               $20.60       $27.22         508,770
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.95       $15.87         465,784
   01/01/2005 to 12/31/2005               $15.87       $16.55       4,687,840
   01/01/2006 to 12/31/2006               $16.55       $19.42       3,672,632
   01/01/2007 to 12/31/2007               $19.42       $17.91       4,000,366
   01/01/2008 to 12/31/2008               $17.91       $12.31       3,408,854
   01/01/2009 to 12/31/2009               $12.31       $15.28       3,254,555
   01/01/2010 to 12/31/2010               $15.28       $18.82       3,434,943
   01/01/2011 to 12/31/2011               $18.82       $17.29       2,484,653
   01/01/2012 to 12/31/2012               $17.29       $19.98       2,219,180
   01/01/2013 to 12/31/2013               $19.98       $26.83       1,906,166

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $10.62       $11.83        303,689
   01/01/2005 to 12/31/2005               $11.83       $12.20        869,597
   01/01/2006 to 12/31/2006               $12.20       $14.47      2,885,427
   01/01/2007 to 12/31/2007               $14.47       $13.64      4,758,283
   01/01/2008 to 12/31/2008               $13.64       $ 7.75      4,124,590
   01/01/2009 to 12/31/2009               $ 7.75       $ 9.38      3,819,071
   01/01/2010 to 12/31/2010               $ 9.38       $10.38      3,742,939
   01/01/2011 to 12/31/2011               $10.38       $ 9.98      3,116,748
   01/01/2012 to 12/31/2012               $ 9.98       $11.44      3,429,042
   01/01/2013 to 12/31/2013               $11.44       $14.50      3,074,463
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $ 5.72       $ 5.91        307,367
   01/01/2005 to 12/31/2005               $ 5.91       $ 6.73        309,013
   01/01/2006 to 12/31/2006               $ 6.73       $ 6.95      5,456,600
   01/01/2007 to 12/31/2007               $ 6.95       $ 7.35      9,896,516
   01/01/2008 to 12/31/2008               $ 7.35       $ 4.27      9,138,560
   01/01/2009 to 12/31/2009               $ 4.27       $ 6.40      9,157,180
   01/01/2010 to 12/31/2010               $ 6.40       $ 7.24      8,869,616
   01/01/2011 to 12/31/2011               $ 7.24       $ 6.96      6,383,742
   01/01/2012 to 12/31/2012               $ 6.96       $ 8.00      5,841,181
   01/01/2013 to 12/31/2013               $ 8.00       $11.27      6,683,387
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $13.23       $14.05        191,816
   01/01/2005 to 12/31/2005               $14.05       $13.12      5,107,689
   01/01/2006 to 12/31/2006               $13.12       $13.63      3,724,317
   01/01/2007 to 12/31/2007               $13.63       $14.61      3,017,953
   01/01/2008 to 12/31/2008               $14.61       $13.93      1,722,092
   01/01/2009 to 12/31/2009               $13.93       $15.27      2,184,589
   01/01/2010 to 12/31/2010               $15.27       $15.78      2,318,146
   01/01/2011 to 12/31/2011               $15.78       $16.06      1,633,647
   01/01/2012 to 12/31/2012               $16.06       $16.52      1,630,360
   01/01/2013 to 12/31/2013               $16.52       $15.54      1,781,434
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        993,285
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.24      3,325,125
   01/01/2009 to 12/31/2009               $ 9.24       $10.08      3,504,626
   01/01/2010 to 12/31/2010               $10.08       $10.62      5,328,912
   01/01/2011 to 12/31/2011               $10.62       $11.01      3,326,989
   01/01/2012 to 12/31/2012               $11.01       $11.61      3,229,309
   01/01/2013 to 12/31/2013               $11.61       $11.18      4,743,456
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $10.64       $12.40         83,727
   01/01/2005 to 12/31/2005               $12.40       $14.06         86,193
   01/01/2006 to 12/31/2006               $14.06       $16.92         74,041
   01/01/2007 to 12/31/2007               $16.92       $19.02         66,328
   01/01/2008 to 12/31/2008               $19.02       $10.88         68,654
   01/01/2009 to 12/31/2009               $10.88       $12.33         94,271
   01/01/2010 to 07/16/2010               $12.33       $11.68              0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $ 8.97       $ 9.40        84,876
   01/01/2005 to 12/31/2005               $ 9.40       $ 9.54        62,448
   01/01/2006 to 12/31/2006               $ 9.54       $ 9.88        40,425
   01/01/2007 to 12/31/2007               $ 9.88       $10.82        27,192
   01/01/2008 to 12/31/2008               $10.82       $ 7.70        24,749
   01/01/2009 to 12/31/2009               $ 7.70       $10.83        50,099
   01/01/2010 to 07/16/2010               $10.83       $10.09             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.69       $14.10        42,309
   01/01/2011 to 12/31/2011               $14.10       $12.02        16,879
   01/01/2012 to 12/31/2012               $12.02       $13.35        17,702
   01/01/2013 to 12/31/2013               $13.35       $15.65        12,515
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.09       $12.69        26,995
   01/01/2011 to 12/31/2011               $12.69       $11.74        37,288
   01/01/2012 to 12/31/2012               $11.74       $13.85        17,376
   01/01/2013 to 12/31/2013               $13.85       $18.99        12,261

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HAV, EBP AND GRO PLUS OR WITH COMBO 5% AND GRO
                                 PLUS (2.40%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         163,627
   01/01/2006 to 12/31/2006               $10.01       $10.92      14,589,935
   01/01/2007 to 12/31/2007               $10.92       $11.64      29,251,802
   01/01/2008 to 12/31/2008               $11.64       $ 7.74      24,717,771
   01/01/2009 to 12/31/2009               $ 7.74       $ 9.40      23,242,083
   01/01/2010 to 12/31/2010               $ 9.40       $10.27      21,065,300
   01/01/2011 to 12/31/2011               $10.27       $ 9.76      19,513,642
   01/01/2012 to 12/31/2012               $ 9.76       $10.72      17,791,558
   01/01/2013 to 12/31/2013               $10.72       $11.51      16,059,834
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.86       $13.95          46,622
   01/01/2006 to 12/31/2006               $13.95       $15.91          69,176
   01/01/2007 to 12/31/2007               $15.91       $15.51         102,616
   01/01/2008 to 12/31/2008               $15.51       $ 9.87          84,224
   01/01/2009 to 12/31/2009               $ 9.87       $11.35         219,916
   01/01/2010 to 12/31/2010               $11.35       $12.61         244,755
   01/01/2011 to 12/31/2011               $12.61       $12.75         209,194
   01/01/2012 to 05/04/2012               $12.75       $13.82               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          13,140
   01/01/2006 to 12/31/2006               $10.02       $10.81       4,001,767
   01/01/2007 to 12/31/2007               $10.81       $11.51       8,342,773
   01/01/2008 to 12/31/2008               $11.51       $ 8.01      10,023,046
   01/01/2009 to 12/31/2009               $ 8.01       $ 9.64      10,231,854
   01/01/2010 to 12/31/2010               $ 9.64       $10.57       9,858,868
   01/01/2011 to 12/31/2011               $10.57       $10.19       9,887,331
   01/01/2012 to 12/31/2012               $10.19       $11.18       9,627,135
   01/01/2013 to 12/31/2013               $11.18       $12.84       9,058,656

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/01/2010 to 12/31/2010               $ 9.60       $10.35          439
   01/01/2011 to 12/31/2011               $10.35       $11.07        1,237
   01/01/2012 to 12/31/2012               $11.07       $11.26            0
   01/01/2013 to 12/31/2013               $11.26       $10.91            0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.70            0
   01/01/2011 to 12/31/2011               $10.70       $11.63        2,278
   01/01/2012 to 12/31/2012               $11.63       $11.93        1,487
   01/01/2013 to 12/31/2013               $11.93       $11.41            0
AST BOND PORTFOLIO 2018
   01/01/2010 to 12/31/2010               $ 9.65       $10.48            0
   01/01/2011 to 12/31/2011               $10.48       $11.61            0
   01/01/2012 to 12/31/2012               $11.61       $11.98            0
   01/01/2013 to 12/31/2013               $11.98       $11.33            0
AST BOND PORTFOLIO 2019
   01/01/2010 to 12/31/2010               $ 9.56       $10.38            0
   01/01/2011 to 12/31/2011               $10.38       $11.75            0
   01/01/2012 to 12/31/2012               $11.75       $12.14        1,313
   01/01/2013 to 12/31/2013               $12.14       $11.28        1,857
AST BOND PORTFOLIO 2020
   01/01/2010 to 12/31/2010               $ 9.24       $10.08            0
   01/01/2011 to 12/31/2011               $10.08       $11.67            0
   01/01/2012 to 12/31/2012               $11.67       $12.11            0
   01/01/2013 to 12/31/2013               $12.11       $11.05            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.94            0
   01/01/2011 to 12/31/2011               $10.94       $12.85            0
   01/01/2012 to 12/31/2012               $12.85       $13.39            0
   01/01/2013 to 12/31/2013               $13.39       $12.15            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.95            0
   01/01/2012 to 12/31/2012               $11.95       $12.34            0
   01/01/2013 to 12/31/2013               $12.34       $10.87            0
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.34            0
   01/01/2013 to 12/31/2013               $10.34       $ 9.06            0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.70            0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00          16,971
   01/01/2006 to 12/31/2006               $10.00       $11.10      20,521,001
   01/01/2007 to 12/31/2007               $11.10       $11.88      38,450,981
   01/01/2008 to 12/31/2008               $11.88       $ 7.55      31,116,728
   01/01/2009 to 12/31/2009               $ 7.55       $ 9.23      29,319,246
   01/01/2010 to 12/31/2010               $ 9.23       $10.21      26,379,712
   01/01/2011 to 12/31/2011               $10.21       $ 9.73      24,143,441
   01/01/2012 to 12/31/2012               $ 9.73       $10.80      22,058,472
   01/01/2013 to 12/31/2013               $10.80       $12.93      20,979,731
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $19.86       $20.89          49,397
   01/01/2006 to 12/31/2006               $20.89       $27.88          84,382
   01/01/2007 to 12/31/2007               $27.88       $21.78          61,759
   01/01/2008 to 12/31/2008               $21.78       $13.81          17,748
   01/01/2009 to 12/31/2009               $13.81       $17.78          39,068
   01/01/2010 to 12/31/2010               $17.78       $22.33          33,474
   01/01/2011 to 12/31/2011               $22.33       $23.23          25,211
   01/01/2012 to 12/31/2012               $23.23       $26.15          23,586
   01/01/2013 to 12/31/2013               $26.15       $26.32          19,557
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $16.30       $19.58          95,514
   01/01/2005 to 12/31/2005               $19.58       $20.92         227,163
   01/01/2006 to 12/31/2006               $20.92       $23.05         272,241
   01/01/2007 to 12/31/2007               $23.05       $25.02         337,378
   01/01/2008 to 12/31/2008               $25.02       $13.65         211,869
   01/01/2009 to 12/31/2009               $13.65       $17.67         264,951
   01/01/2010 to 12/31/2010               $17.67       $22.87         224,992
   01/01/2011 to 12/31/2011               $22.87       $19.39         164,205
   01/01/2012 to 12/31/2012               $19.39       $22.72         147,852
   01/01/2013 to 12/31/2013               $22.72       $31.23         135,182
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.70       $13.76         564,502
   01/01/2005 to 12/31/2005               $13.76       $14.07       1,367,534
   01/01/2006 to 12/31/2006               $14.07       $16.11       1,130,820
   01/01/2007 to 12/31/2007               $16.11       $16.52       1,101,906
   01/01/2008 to 12/31/2008               $16.52       $ 9.57         401,455
   01/01/2009 to 12/31/2009               $ 9.57       $11.13         778,721
   01/01/2010 to 12/31/2010               $11.13       $12.26         666,136
   01/01/2011 to 12/31/2011               $12.26       $11.31         360,168
   01/01/2012 to 12/31/2012               $11.31       $13.20         369,016
   01/01/2013 to 12/31/2013               $13.20       $17.21         362,529

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.68       $14.39       124,672
   01/01/2005 to 12/31/2005               $14.39       $14.72       279,700
   01/01/2006 to 12/31/2006               $14.72       $15.27       238,489
   01/01/2007 to 12/31/2007               $15.27       $17.78       205,076
   01/01/2008 to 12/31/2008               $17.78       $10.28        22,556
   01/01/2009 to 12/31/2009               $10.28       $15.75        99,043
   01/01/2010 to 12/31/2010               $15.75       $18.43        94,647
   01/01/2011 to 12/31/2011               $18.43       $17.45        57,000
   01/01/2012 to 12/31/2012               $17.45       $20.37        54,654
   01/01/2013 to 12/31/2013               $20.37       $26.28        52,682
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $14.47       $15.16        24,769
   01/01/2006 to 12/31/2006               $15.16       $18.01        64,513
   01/01/2007 to 12/31/2007               $18.01       $17.79        82,988
   01/01/2008 to 12/31/2008               $17.79       $10.88        39,048
   01/01/2009 to 12/31/2009               $10.88       $12.56       115,499
   01/01/2010 to 12/31/2010               $12.56       $13.79       117,858
   01/01/2011 to 12/31/2011               $13.79       $13.39        96,602
   01/01/2012 to 12/31/2012               $13.39       $14.82        91,426
   01/01/2013 to 12/31/2013               $14.82       $19.47        87,762
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.28       $15.05       325,809
   01/01/2005 to 12/31/2005               $15.05       $17.12       679,350
   01/01/2006 to 12/31/2006               $17.12       $20.22       712,804
   01/01/2007 to 12/31/2007               $20.22       $23.49       855,005
   01/01/2008 to 12/31/2008               $23.49       $11.41       538,783
   01/01/2009 to 12/31/2009               $11.41       $15.07       664,878
   01/01/2010 to 12/31/2010               $15.07       $16.84       586,157
   01/01/2011 to 12/31/2011               $16.84       $14.31       416,752
   01/01/2012 to 12/31/2012               $14.31       $16.81       404,569
   01/01/2013 to 12/31/2013               $16.81       $19.53       409,581
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $12.79       $15.11        16,366
   01/01/2005 to 12/31/2005               $15.11       $16.77        38,769
   01/01/2006 to 12/31/2006               $16.77       $20.86       275,245
   01/01/2007 to 12/31/2007               $20.86       $23.98       491,747
   01/01/2008 to 12/31/2008               $23.98       $13.10       460,577
   01/01/2009 to 12/31/2009               $13.10       $16.69       440,216
   01/01/2010 to 12/31/2010               $16.69       $18.10       396,620
   01/01/2011 to 12/31/2011               $18.10       $15.45       332,717
   01/01/2012 to 12/31/2012               $15.45       $17.59       327,543
   01/01/2013 to 12/31/2013               $17.59       $20.51       318,333

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004               $12.68       $14.49         38,292
   01/01/2005 to 12/31/2005               $14.49       $15.70        109,651
   01/01/2006 to 12/31/2006               $15.70       $18.82        139,284
   01/01/2007 to 12/31/2007               $18.82       $20.10        121,848
   01/01/2008 to 12/31/2008               $20.10       $11.50          5,521
   01/01/2009 to 12/31/2009               $11.50       $15.25         19,898
   01/01/2010 to 12/31/2010               $15.25       $15.95         15,820
   01/01/2011 to 12/31/2011               $15.95       $14.15          6,028
   01/01/2012 to 12/31/2012               $14.15       $16.83          6,958
   01/01/2013 to 12/31/2013               $16.83       $18.95          4,643
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $11.58       $13.05         37,159
   01/01/2005 to 12/31/2005               $13.05       $13.56         86,799
   01/01/2006 to 12/31/2006               $13.56       $15.68        871,822
   01/01/2007 to 12/31/2007               $15.68       $14.84      1,530,351
   01/01/2008 to 12/31/2008               $14.84       $ 8.48      1,717,935
   01/01/2009 to 12/31/2009               $ 8.48       $ 9.88      1,503,133
   01/01/2010 to 12/31/2010               $ 9.88       $10.91      1,340,257
   01/01/2011 to 12/31/2011               $10.91       $10.20      1,124,133
   01/01/2012 to 12/31/2012               $10.20       $11.64      1,093,570
   01/01/2013 to 12/31/2013               $11.64       $15.89        985,023
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $12.23       $13.80        578,919
   01/01/2005 to 12/31/2005               $13.80       $14.39      1,322,888
   01/01/2006 to 12/31/2006               $14.39       $15.06      1,850,986
   01/01/2007 to 12/31/2007               $15.06       $16.90      2,418,869
   01/01/2008 to 12/31/2008               $16.90       $ 9.29      1,680,683
   01/01/2009 to 12/31/2009               $ 9.29       $11.77      1,848,746
   01/01/2010 to 12/31/2010               $11.77       $13.76      1,586,546
   01/01/2011 to 12/31/2011               $13.76       $13.30      1,154,406
   01/01/2012 to 12/31/2012               $13.30       $14.58      1,053,397
   01/01/2013 to 12/31/2013               $14.58       $19.44        969,688
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $11.85       $12.42        155,764
   01/01/2005 to 12/31/2005               $12.42       $12.27        465,230
   01/01/2006 to 12/31/2006               $12.27       $13.15        414,839
   01/01/2007 to 12/31/2007               $13.15       $13.61        285,389
   01/01/2008 to 12/31/2008               $13.61       $10.19         22,158
   01/01/2009 to 12/31/2009               $10.19       $13.39        101,331
   01/01/2010 to 12/31/2010               $13.39       $14.83         84,140
   01/01/2011 to 12/31/2011               $14.83       $15.94         32,239
   01/01/2012 to 12/31/2012               $15.94       $16.48         31,376
   01/01/2013 to 12/31/2013               $16.48       $15.76         31,557

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.35       $12.26         52,718
   01/01/2005 to 12/31/2005               $12.26       $12.72        212,707
   01/01/2006 to 12/31/2006               $12.72       $13.62        200,801
   01/01/2007 to 12/31/2007               $13.62       $15.30        170,640
   01/01/2008 to 12/31/2008               $15.30       $ 9.51        111,688
   01/01/2009 to 12/31/2009               $ 9.51       $11.54        279,229
   01/01/2010 to 12/31/2010               $11.54       $12.70        285,023
   01/01/2011 to 12/31/2011               $12.70       $12.32        235,259
   01/01/2012 to 12/31/2012               $12.32       $14.08        221,153
   01/01/2013 to 12/31/2013               $14.08       $18.79        198,237
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $14.98       $15.41         18,056
   01/01/2006 to 12/31/2006               $15.41       $17.19         19,757
   01/01/2007 to 12/31/2007               $17.19       $17.23         28,654
   01/01/2008 to 12/31/2008               $17.23       $10.41         62,572
   01/01/2009 to 12/31/2009               $10.41       $14.11         69,262
   01/01/2010 to 12/31/2010               $14.11       $17.02         63,846
   01/01/2011 to 12/31/2011               $17.02       $16.04         60,686
   01/01/2012 to 12/31/2012               $16.04       $18.53         59,964
   01/01/2013 to 12/31/2013               $18.53       $23.95         48,868
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004               $ 9.80       $ 9.65        432,144
   01/01/2005 to 12/31/2005               $ 9.65       $ 9.68      1,112,865
   01/01/2006 to 12/31/2006               $ 9.68       $ 9.88        777,755
   01/01/2007 to 12/31/2007               $ 9.88       $10.11      1,331,062
   01/01/2008 to 12/31/2008               $10.11       $10.12      1,352,613
   01/01/2009 to 12/31/2009               $10.12       $ 9.90      3,646,303
   01/01/2010 to 12/31/2010               $ 9.90       $ 9.66      1,560,180
   01/01/2011 to 12/31/2011               $ 9.66       $ 9.43        767,860
   01/01/2012 to 12/31/2012               $ 9.43       $ 9.21        829,333
   01/01/2013 to 12/31/2013               $ 9.21       $ 8.99        563,706
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.27       $15.91        154,749
   01/01/2005 to 12/31/2005               $15.91       $17.40        325,521
   01/01/2006 to 12/31/2006               $17.40       $18.81        305,380
   01/01/2007 to 12/31/2007               $18.81       $18.93        291,027
   01/01/2008 to 12/31/2008               $18.93       $10.67         11,886
   01/01/2009 to 12/31/2009               $10.67       $14.65         92,979
   01/01/2010 to 12/31/2010               $14.65       $17.65         65,720
   01/01/2011 to 12/31/2011               $17.65       $16.79         21,418
   01/01/2012 to 12/31/2012               $16.79       $19.20         24,345
   01/01/2013 to 12/31/2013               $19.20       $26.61         44,891
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $13.83       $15.20        107,424
   01/01/2006 to 12/31/2006               $15.20       $16.92        115,940
   01/01/2007 to 12/31/2007               $16.92       $20.18        139,590
   01/01/2008 to 12/31/2008               $20.18       $11.19         38,578
   01/01/2009 to 12/31/2009               $11.19       $14.18         35,488
   01/01/2010 to 12/31/2010               $14.18       $17.80         30,731
   01/01/2011 to 12/31/2011               $17.80       $17.67         17,416
   01/01/2012 to 12/31/2012               $17.67       $19.38         18,751
   01/01/2013 to 12/31/2013               $19.38       $25.08         18,720

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.98       $14.94          18,825
   01/01/2005 to 12/31/2005               $14.94       $14.63          28,321
   01/01/2006 to 12/31/2006               $14.63       $15.39          30,263
   01/01/2007 to 12/31/2007               $15.39       $17.83          33,041
   01/01/2008 to 12/31/2008               $17.83       $10.00             256
   01/01/2009 to 12/31/2009               $10.00       $11.96           5,812
   01/01/2010 to 12/31/2010               $11.96       $14.04           6,543
   01/01/2011 to 04/29/2011               $14.04       $15.71               0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.16       $10.12         301,108
   01/01/2005 to 12/31/2005               $10.12       $10.04       1,095,565
   01/01/2006 to 12/31/2006               $10.04       $10.17       1,341,592
   01/01/2007 to 12/31/2007               $10.17       $10.60       1,570,063
   01/01/2008 to 12/31/2008               $10.60       $10.46         592,710
   01/01/2009 to 12/31/2009               $10.46       $11.26         669,201
   01/01/2010 to 12/31/2010               $11.26       $11.41         651,501
   01/01/2011 to 12/31/2011               $11.41       $11.39         501,665
   01/01/2012 to 12/31/2012               $11.39       $11.64         511,927
   01/01/2013 to 12/31/2013               $11.64       $11.11         531,679
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $10.45       $10.70         476,033
   01/01/2005 to 12/31/2005               $10.70       $10.71         420,795
   01/01/2006 to 12/31/2006               $10.71       $10.84       2,181,127
   01/01/2007 to 12/31/2007               $10.84       $11.46       3,832,171
   01/01/2008 to 12/31/2008               $11.46       $10.93       2,193,275
   01/01/2009 to 12/31/2009               $10.93       $12.43       2,317,678
   01/01/2010 to 12/31/2010               $12.43       $13.07       2,549,857
   01/01/2011 to 12/31/2011               $13.07       $13.16       2,303,948
   01/01/2012 to 12/31/2012               $13.16       $14.04       2,297,207
   01/01/2013 to 12/31/2013               $14.04       $13.45       2,275,090
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03               0
   01/01/2006 to 12/31/2006               $10.03       $10.57       1,499,884
   01/01/2007 to 12/31/2007               $10.57       $11.22       3,925,955
   01/01/2008 to 12/31/2008               $11.22       $ 8.81      10,704,894
   01/01/2009 to 12/31/2009               $ 8.81       $10.33      11,458,452
   01/01/2010 to 12/31/2010               $10.33       $11.14      11,581,634
   01/01/2011 to 12/31/2011               $11.14       $10.98      12,118,723
   01/01/2012 to 12/31/2012               $10.98       $11.83      11,679,502
   01/01/2013 to 12/31/2013               $11.83       $12.61       9,118,647

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $13.43       $12.19         23,253
   01/01/2005 to 12/31/2005               $12.19       $12.08         34,896
   01/01/2006 to 12/31/2006               $12.08       $13.28        184,362
   01/01/2007 to 12/31/2007               $13.28       $13.88        319,309
   01/01/2008 to 12/31/2008               $13.88       $ 8.81        286,461
   01/01/2009 to 12/31/2009               $ 8.81       $11.51        249,236
   01/01/2010 to 12/31/2010               $11.51       $15.33        203,569
   01/01/2011 to 12/31/2011               $15.33       $14.81        159,446
   01/01/2012 to 12/31/2012               $14.81       $16.22        132,112
   01/01/2013 to 12/31/2013               $16.22       $21.39        116,353
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004               $13.35       $15.17        166,852
   01/01/2005 to 12/31/2005               $15.17       $15.80        417,154
   01/01/2006 to 12/31/2006               $15.80       $18.51        522,079
   01/01/2007 to 12/31/2007               $18.51       $17.05        695,175
   01/01/2008 to 12/31/2008               $17.05       $11.69        443,446
   01/01/2009 to 12/31/2009               $11.69       $14.49        510,077
   01/01/2010 to 12/31/2010               $14.49       $17.82        437,771
   01/01/2011 to 12/31/2011               $17.82       $16.36        325,297
   01/01/2012 to 12/31/2012               $16.36       $18.86        301,905
   01/01/2013 to 12/31/2013               $18.86       $25.30        266,677
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004               $12.62       $14.03         49,912
   01/01/2005 to 12/31/2005               $14.03       $14.45         88,839
   01/01/2006 to 12/31/2006               $14.45       $17.11        733,091
   01/01/2007 to 12/31/2007               $17.11       $16.10      1,285,924
   01/01/2008 to 12/31/2008               $16.10       $ 9.13      1,259,992
   01/01/2009 to 12/31/2009               $ 9.13       $11.03      1,133,149
   01/01/2010 to 12/31/2010               $11.03       $12.20      1,034,301
   01/01/2011 to 12/31/2011               $12.20       $11.71        876,114
   01/01/2012 to 12/31/2012               $11.71       $13.40        832,513
   01/01/2013 to 12/31/2013               $13.40       $16.96        750,975
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004               $11.27       $11.63         15,562
   01/01/2005 to 12/31/2005               $11.63       $13.22         41,142
   01/01/2006 to 12/31/2006               $13.22       $13.63        919,208
   01/01/2007 to 12/31/2007               $13.63       $14.40      1,769,228
   01/01/2008 to 12/31/2008               $14.40       $ 8.35      1,830,240
   01/01/2009 to 12/31/2009               $ 8.35       $12.50      1,633,068
   01/01/2010 to 12/31/2010               $12.50       $14.13      1,380,159
   01/01/2011 to 12/31/2011               $14.13       $13.56      1,108,753
   01/01/2012 to 12/31/2012               $13.56       $15.56        923,522
   01/01/2013 to 12/31/2013               $15.56       $21.87        793,887

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004               $11.35       $12.04        137,089
   01/01/2005 to 12/31/2005               $12.04       $11.22        331,045
   01/01/2006 to 12/31/2006               $11.22       $11.64        323,151
   01/01/2007 to 12/31/2007               $11.64       $12.45        374,975
   01/01/2008 to 12/31/2008               $12.45       $11.86          8,768
   01/01/2009 to 12/31/2009               $11.86       $12.98         96,586
   01/01/2010 to 12/31/2010               $12.98       $13.39         69,359
   01/01/2011 to 12/31/2011               $13.39       $13.61         20,025
   01/01/2012 to 12/31/2012               $13.61       $13.98         29,496
   01/01/2013 to 12/31/2013               $13.98       $13.13         47,782
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        509,680
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.22      1,371,484
   01/01/2009 to 12/31/2009               $ 9.22       $10.05      1,283,759
   01/01/2010 to 12/31/2010               $10.05       $10.57        910,184
   01/01/2011 to 12/31/2011               $10.57       $10.94        734,492
   01/01/2012 to 12/31/2012               $10.94       $11.52        643,785
   01/01/2013 to 12/31/2013               $11.52       $11.07        630,477
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004               $12.71       $14.78          7,362
   01/01/2005 to 12/31/2005               $14.78       $16.74         21,181
   01/01/2006 to 12/31/2006               $16.74       $20.12         32,343
   01/01/2007 to 12/31/2007               $20.12       $22.58         49,950
   01/01/2008 to 12/31/2008               $22.58       $12.89            770
   01/01/2009 to 12/31/2009               $12.89       $14.59          8,114
   01/01/2010 to 07/16/2010               $14.59       $13.80              0
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004               $13.13       $13.74          3,028
   01/01/2005 to 12/31/2005               $13.74       $13.93          4,390
   01/01/2006 to 12/31/2006               $13.93       $14.41          6,159
   01/01/2007 to 12/31/2007               $14.41       $15.74          5,954
   01/01/2008 to 12/31/2008               $15.74       $11.19            381
   01/01/2009 to 12/31/2009               $11.19       $15.72          3,291
   01/01/2010 to 07/16/2010               $15.72       $14.62              0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $13.82       $16.65          1,791
   01/01/2011 to 12/31/2011               $16.65       $14.18            241
   01/01/2012 to 12/31/2012               $14.18       $15.73            319
   01/01/2013 to 12/31/2013               $15.73       $18.41            574
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $14.62       $18.38          2,813
   01/01/2011 to 12/31/2011               $18.38       $16.98          1,868
   01/01/2012 to 12/31/2012               $16.98       $20.01          2,716
   01/01/2013 to 12/31/2013               $20.01       $27.38          4,092

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.45%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.18      2,443,141
   01/01/2010 to 12/31/2010               $12.18       $13.31      3,949,179
   01/01/2011 to 12/31/2011               $13.31       $12.64      2,931,866
   01/01/2012 to 12/31/2012               $12.64       $13.88      3,095,464
   01/01/2013 to 12/31/2013               $13.88       $14.89      3,047,847
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.08       $12.43         61,861
   01/01/2010 to 12/31/2010               $12.43       $13.80         95,348
   01/01/2011 to 12/31/2011               $13.80       $13.95         87,099
   01/01/2012 to 05/04/2012               $13.95       $15.11              0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $12.01      2,769,807
   01/01/2010 to 12/31/2010               $12.01       $13.16      4,171,056
   01/01/2011 to 12/31/2011               $13.16       $12.68      3,413,824
   01/01/2012 to 12/31/2012               $12.68       $13.91      3,719,137
   01/01/2013 to 12/31/2013               $13.91       $15.97      3,709,195
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.04       $12.28      2,987,900
   01/01/2010 to 12/31/2010               $12.28       $13.58      4,481,134
   01/01/2011 to 12/31/2011               $13.58       $12.93      3,050,077
   01/01/2012 to 12/31/2012               $12.93       $14.34      3,527,961
   01/01/2013 to 12/31/2013               $14.34       $17.16      4,044,080
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.61       $14.47         21,220
   01/01/2010 to 12/31/2010               $14.47       $18.17         78,297
   01/01/2011 to 12/31/2011               $18.17       $18.89         68,471
   01/01/2012 to 12/31/2012               $18.89       $21.26         67,908
   01/01/2013 to 12/31/2013               $21.26       $21.39         89,390

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.95          83,923
   01/01/2010 to 12/31/2010               $12.95       $16.74          69,225
   01/01/2011 to 12/31/2011               $16.74       $14.19         111,609
   01/01/2012 to 12/31/2012               $14.19       $16.62         170,989
   01/01/2013 to 12/31/2013               $16.62       $22.83         126,228
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $12.17          75,569
   01/01/2010 to 12/31/2010               $12.17       $13.40         137,164
   01/01/2011 to 12/31/2011               $13.40       $12.36          91,047
   01/01/2012 to 12/31/2012               $12.36       $14.42         112,381
   01/01/2013 to 12/31/2013               $14.42       $18.79         127,854
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $13.45         235,589
   01/01/2010 to 12/31/2010               $13.45       $15.72         440,042
   01/01/2011 to 12/31/2011               $15.72       $14.88         254,658
   01/01/2012 to 12/31/2012               $14.88       $17.36         299,390
   01/01/2013 to 12/31/2013               $17.36       $22.39         318,245
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.72         115,228
   01/01/2010 to 12/31/2010               $12.72       $13.96         165,907
   01/01/2011 to 12/31/2011               $13.96       $13.55         153,332
   01/01/2012 to 12/31/2012               $13.55       $14.99         135,537
   01/01/2013 to 12/31/2013               $14.99       $19.68         134,952
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.14       $13.24          61,190
   01/01/2010 to 12/31/2010               $13.24       $14.78         114,002
   01/01/2011 to 12/31/2011               $14.78       $12.56          75,035
   01/01/2012 to 12/31/2012               $12.56       $14.75          82,693
   01/01/2013 to 12/31/2013               $14.75       $17.13         101,801
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.12       $13.07          49,463
   01/01/2010 to 12/31/2010               $13.07       $14.16         140,823
   01/01/2011 to 12/31/2011               $14.16       $12.08          92,030
   01/01/2012 to 12/31/2012               $12.08       $13.75         112,024
   01/01/2013 to 12/31/2013               $13.75       $16.02         105,832
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $10.82               0
   01/01/2010 to 12/31/2010               $10.82       $11.69          77,776
   01/01/2011 to 12/31/2011               $11.69       $12.83      10,513,694
   01/01/2012 to 12/31/2012               $12.83       $13.69       4,902,955
   01/01/2013 to 12/31/2013               $13.69       $12.93       1,831,935

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.55       201,691
   01/01/2010 to 12/31/2010               $13.55       $14.17       337,387
   01/01/2011 to 12/31/2011               $14.17       $12.56       228,979
   01/01/2012 to 12/31/2012               $12.56       $14.93       249,160
   01/01/2013 to 12/31/2013               $14.93       $16.81       221,598
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.06       $12.70        46,704
   01/01/2010 to 12/31/2010               $12.70       $14.02        58,656
   01/01/2011 to 12/31/2011               $14.02       $13.10        41,926
   01/01/2012 to 12/31/2012               $13.10       $14.94        39,728
   01/01/2013 to 12/31/2013               $14.94       $20.39       106,904
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $12.68       132,749
   01/01/2010 to 12/31/2010               $12.68       $14.82       244,736
   01/01/2011 to 12/31/2011               $14.82       $14.32       174,151
   01/01/2012 to 12/31/2012               $14.32       $15.68       164,561
   01/01/2013 to 12/31/2013               $15.68       $20.90       170,755
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.05        96,778
   01/01/2010 to 12/31/2010               $12.05       $13.33       144,043
   01/01/2011 to 12/31/2011               $13.33       $14.33       212,784
   01/01/2012 to 12/31/2012               $14.33       $14.81       262,609
   01/01/2013 to 12/31/2013               $14.81       $14.16       284,477
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.03       $12.12       137,082
   01/01/2010 to 12/31/2010               $12.12       $13.33       212,508
   01/01/2011 to 12/31/2011               $13.33       $12.93       145,330
   01/01/2012 to 12/31/2012               $12.93       $14.77       150,949
   01/01/2013 to 12/31/2013               $14.77       $19.70       159,621
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.20        75,379
   01/01/2010 to 12/31/2010               $13.20       $15.91       137,053
   01/01/2011 to 12/31/2011               $15.91       $14.99        95,278
   01/01/2012 to 12/31/2012               $14.99       $17.31        99,192
   01/01/2013 to 12/31/2013               $17.31       $22.36       125,922

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.00       $ 9.84        534,643
   01/01/2010 to 12/31/2010               $ 9.84       $ 9.60        722,156
   01/01/2011 to 12/31/2011               $ 9.60       $ 9.37        650,694
   01/01/2012 to 12/31/2012               $ 9.37       $ 9.14        709,894
   01/01/2013 to 12/31/2013               $ 9.14       $ 8.92        588,370
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $10.13       $13.68         57,122
   01/01/2010 to 12/31/2010               $13.68       $16.47        137,131
   01/01/2011 to 12/31/2011               $16.47       $15.67         98,601
   01/01/2012 to 12/31/2012               $15.67       $17.91         83,761
   01/01/2013 to 12/31/2013               $17.91       $24.80        138,471
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.33         38,133
   01/01/2010 to 12/31/2010               $12.33       $15.48        103,428
   01/01/2011 to 12/31/2011               $15.48       $15.35         88,711
   01/01/2012 to 12/31/2012               $15.35       $16.83         91,855
   01/01/2013 to 12/31/2013               $16.83       $21.78         98,013
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.93       $12.04         49,314
   01/01/2010 to 12/31/2010               $12.04       $14.12         97,356
   01/01/2011 to 04/29/2011               $14.12       $15.80              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.46        218,191
   01/01/2010 to 12/31/2010               $10.46       $10.60        494,017
   01/01/2011 to 12/31/2011               $10.60       $10.57        438,828
   01/01/2012 to 12/31/2012               $10.57       $10.80        465,625
   01/01/2013 to 12/31/2013               $10.80       $10.30        499,633
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $11.02      2,350,903
   01/01/2010 to 12/31/2010               $11.02       $11.58      4,777,220
   01/01/2011 to 12/31/2011               $11.58       $11.66      3,685,504
   01/01/2012 to 12/31/2012               $11.66       $12.43      4,405,066
   01/01/2013 to 12/31/2013               $12.43       $11.90      3,525,426
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.58      3,351,135
   01/01/2010 to 12/31/2010               $11.58       $12.49      4,703,974
   01/01/2011 to 12/31/2011               $12.49       $12.30      3,873,239
   01/01/2012 to 12/31/2012               $12.30       $13.25      4,009,825
   01/01/2013 to 12/31/2013               $13.25       $14.11      3,309,961

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $10.01       $13.10        50,705
   01/01/2010 to 12/31/2010               $13.10       $17.43       138,778
   01/01/2011 to 12/31/2011               $17.43       $16.84       100,627
   01/01/2012 to 12/31/2012               $16.84       $18.43        73,529
   01/01/2013 to 12/31/2013               $18.43       $24.30       131,502
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.98       $12.91        36,288
   01/01/2010 to 12/31/2010               $12.91       $15.87        74,369
   01/01/2011 to 12/31/2011               $15.87       $14.55        47,102
   01/01/2012 to 12/31/2012               $14.55       $16.77        57,425
   01/01/2013 to 12/31/2013               $16.77       $22.48        97,654
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $10.10       $12.87        40,037
   01/01/2010 to 12/31/2010               $12.87       $14.22        70,046
   01/01/2011 to 12/31/2011               $14.22       $13.64        66,528
   01/01/2012 to 12/31/2012               $13.64       $15.60        69,317
   01/01/2013 to 12/31/2013               $15.60       $19.74       105,377
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $13.13       183,514
   01/01/2010 to 12/31/2010               $13.13       $14.83       316,786
   01/01/2011 to 12/31/2011               $14.83       $14.22       215,988
   01/01/2012 to 12/31/2012               $14.22       $16.31       278,296
   01/01/2013 to 12/31/2013               $16.31       $22.92       291,475
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.02       $11.08       174,116
   01/01/2010 to 12/31/2010               $11.08       $11.43       296,195
   01/01/2011 to 12/31/2011               $11.43       $11.61       235,612
   01/01/2012 to 12/31/2012               $11.61       $11.91       254,272
   01/01/2013 to 12/31/2013               $11.91       $11.18       273,906
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.99       $10.73       406,240
   01/01/2010 to 12/31/2010               $10.73       $11.28       671,704
   01/01/2011 to 12/31/2011               $11.28       $11.67       540,443
   01/01/2012 to 12/31/2012               $11.67       $12.28       666,781
   01/01/2013 to 12/31/2013               $12.28       $11.80       493,079
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $10.05       $12.70         3,875
   01/01/2010 to 07/16/2010               $12.70       $12.02             0
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.89       $12.81         1,263
   01/01/2010 to 07/16/2010               $12.81       $11.91             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.03       $14.49        4,743
   01/01/2011 to 12/31/2011               $14.49       $12.33        3,833
   01/01/2012 to 12/31/2012               $12.33       $13.67        3,661
   01/01/2013 to 12/31/2013               $13.67       $16.00        3,466
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.91       $14.97        6,279
   01/01/2011 to 12/31/2011               $14.97       $13.82        5,270
   01/01/2012 to 12/31/2012               $13.82       $16.28        5,231
   01/01/2013 to 12/31/2013               $16.28       $22.27        4,339

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF HAV OR EBP & LT5 OR GMWB, HAV & EBP OR WITH ANY ONE COMBO 5% OR HDV AND GMWB OR COMBO 5%/HAV AND HD GRO/GRO PLUS 2008 OR HAV, EBP AND HD GRO OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS
                                AND HAV (2.50%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         769,273
   01/01/2006 to 12/31/2006               $10.01       $10.91       7,709,270
   01/01/2007 to 12/31/2007               $10.91       $11.61      13,424,715
   01/01/2008 to 12/31/2008               $11.61       $ 7.72       9,794,274
   01/01/2009 to 12/31/2009               $ 7.72       $ 9.36       9,176,774
   01/01/2010 to 12/31/2010               $ 9.36       $10.22       9,120,739
   01/01/2011 to 12/31/2011               $10.22       $ 9.70       8,340,337
   01/01/2012 to 12/31/2012               $ 9.70       $10.64       7,854,561
   01/01/2013 to 12/31/2013               $10.64       $11.41       6,845,548
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.89       $11.96          15,334
   01/01/2006 to 12/31/2006               $11.96       $13.63           9,301
   01/01/2007 to 12/31/2007               $13.63       $13.27          11,829
   01/01/2008 to 12/31/2008               $13.27       $ 8.44          13,191
   01/01/2009 to 12/31/2009               $ 8.44       $ 9.69          46,726
   01/01/2010 to 12/31/2010               $ 9.69       $10.76          84,696
   01/01/2011 to 12/31/2011               $10.76       $10.87          74,554
   01/01/2012 to 05/04/2012               $10.87       $11.77               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02          70,575
   01/01/2006 to 12/31/2006               $10.02       $10.80       1,746,072
   01/01/2007 to 12/31/2007               $10.80       $11.49       4,458,693
   01/01/2008 to 12/31/2008               $11.49       $ 7.98       4,321,571
   01/01/2009 to 12/31/2009               $ 7.98       $ 9.60       4,400,120
   01/01/2010 to 12/31/2010               $ 9.60       $10.51       4,724,825
   01/01/2011 to 12/31/2011               $10.51       $10.12       4,223,929
   01/01/2012 to 12/31/2012               $10.12       $11.10       4,042,723
   01/01/2013 to 12/31/2013               $11.10       $12.74       4,062,273

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.22        656,950
   01/01/2009 to 12/31/2009               $11.22       $10.90        730,606
   01/01/2010 to 12/31/2010               $10.90       $11.63        523,261
   01/01/2011 to 12/31/2011               $11.63       $12.06        473,027
   01/01/2012 to 12/31/2012               $12.06       $12.11        273,008
   01/01/2013 to 12/31/2013               $12.11       $11.77        190,138
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.31         93,200
   01/01/2010 to 12/31/2010               $ 9.31       $10.04        113,300
   01/01/2011 to 12/31/2011               $10.04       $10.73        207,529
   01/01/2012 to 12/31/2012               $10.73       $10.90         84,845
   01/01/2013 to 12/31/2013               $10.90       $10.55          7,926
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.69        409,544
   01/01/2011 to 12/31/2011               $10.69       $11.61      1,362,227
   01/01/2012 to 12/31/2012               $11.61       $11.90      1,076,135
   01/01/2013 to 12/31/2013               $11.90       $11.36        517,797
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $11.96        616,319
   01/01/2009 to 12/31/2009               $11.96       $10.95        702,534
   01/01/2010 to 12/31/2010               $10.95       $11.87        463,157
   01/01/2011 to 12/31/2011               $11.87       $13.15      1,874,973
   01/01/2012 to 12/31/2012               $13.15       $13.55      1,622,917
   01/01/2013 to 12/31/2013               $13.55       $12.80        671,718
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.02        407,383
   01/01/2009 to 12/31/2009               $12.02       $10.82        397,542
   01/01/2010 to 12/31/2010               $10.82       $11.75        376,845
   01/01/2011 to 12/31/2011               $11.75       $13.28        299,580
   01/01/2012 to 12/31/2012               $13.28       $13.71        475,183
   01/01/2013 to 12/31/2013               $13.71       $12.72        406,952
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.73         26,973
   01/01/2010 to 12/31/2010               $ 8.73       $ 9.52        158,180
   01/01/2011 to 12/31/2011               $ 9.52       $11.01         30,219
   01/01/2012 to 12/31/2012               $11.01       $11.41          7,531
   01/01/2013 to 12/31/2013               $11.41       $10.40        429,048
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.93        234,930
   01/01/2011 to 12/31/2011               $10.93       $12.82      1,098,426
   01/01/2012 to 12/31/2012               $12.82       $13.35        611,783
   01/01/2013 to 12/31/2013               $13.35       $12.10        189,608

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.94         643,997
   01/01/2012 to 12/31/2012               $11.94       $12.32         881,024
   01/01/2013 to 12/31/2013               $12.32       $10.84         241,518
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.32         299,031
   01/01/2013 to 12/31/2013               $10.32       $ 9.04         930,232
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.69         342,440
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00       1,368,846
   01/01/2006 to 12/31/2006               $10.00       $11.08      12,654,379
   01/01/2007 to 12/31/2007               $11.08       $11.86      24,127,022
   01/01/2008 to 12/31/2008               $11.86       $ 7.52      16,392,108
   01/01/2009 to 12/31/2009               $ 7.52       $ 9.19      15,447,384
   01/01/2010 to 12/31/2010               $ 9.19       $10.16      15,150,836
   01/01/2011 to 12/31/2011               $10.16       $ 9.67      13,177,505
   01/01/2012 to 12/31/2012               $ 9.67       $10.72      12,380,743
   01/01/2013 to 12/31/2013               $10.72       $12.82      13,086,088
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $14.99       $15.76          20,509
   01/01/2006 to 12/31/2006               $15.76       $21.01          34,372
   01/01/2007 to 12/31/2007               $21.01       $16.40          20,153
   01/01/2008 to 12/31/2008               $16.40       $10.38          35,655
   01/01/2009 to 12/31/2009               $10.38       $13.36          36,560
   01/01/2010 to 12/31/2010               $13.36       $16.76         147,356
   01/01/2011 to 12/31/2011               $16.76       $17.42          77,620
   01/01/2012 to 12/31/2012               $17.42       $19.59          65,451
   01/01/2013 to 12/31/2013               $19.59       $19.70          40,140
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.64          53,866
   01/01/2005 to 12/31/2005               $12.64       $13.49         565,771
   01/01/2006 to 12/31/2006               $13.49       $14.85         447,606
   01/01/2007 to 12/31/2007               $14.85       $16.10         364,297
   01/01/2008 to 12/31/2008               $16.10       $ 8.77         349,875
   01/01/2009 to 12/31/2009               $ 8.77       $11.35         309,404
   01/01/2010 to 12/31/2010               $11.35       $14.67         247,426
   01/01/2011 to 12/31/2011               $14.67       $12.43         239,050
   01/01/2012 to 12/31/2012               $12.43       $14.55         204,434
   01/01/2013 to 12/31/2013               $14.55       $19.97         164,672

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.50        228,955
   01/01/2005 to 12/31/2005               $11.50       $11.75      2,705,503
   01/01/2006 to 12/31/2006               $11.75       $13.43      1,822,699
   01/01/2007 to 12/31/2007               $13.43       $13.76      1,543,446
   01/01/2008 to 12/31/2008               $13.76       $ 7.96      1,454,713
   01/01/2009 to 12/31/2009               $ 7.96       $ 9.25      1,405,920
   01/01/2010 to 12/31/2010               $ 9.25       $10.18      1,247,404
   01/01/2011 to 12/31/2011               $10.18       $ 9.38      1,058,858
   01/01/2012 to 12/31/2012               $ 9.38       $10.94        924,888
   01/01/2013 to 12/31/2013               $10.94       $14.25        758,281
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.91         33,665
   01/01/2005 to 12/31/2005               $11.91       $12.17        369,860
   01/01/2006 to 12/31/2006               $12.17       $12.61        271,316
   01/01/2007 to 12/31/2007               $12.61       $14.67        213,414
   01/01/2008 to 12/31/2008               $14.67       $ 8.47        183,064
   01/01/2009 to 12/31/2009               $ 8.47       $12.97        150,660
   01/01/2010 to 12/31/2010               $12.97       $15.15        182,054
   01/01/2011 to 12/31/2011               $15.15       $14.34        122,494
   01/01/2012 to 12/31/2012               $14.34       $16.72        103,332
   01/01/2013 to 12/31/2013               $16.72       $21.55         85,780
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $12.48       $13.06         20,481
   01/01/2006 to 12/31/2006               $13.06       $15.50         24,606
   01/01/2007 to 12/31/2007               $15.50       $15.29         33,434
   01/01/2008 to 12/31/2008               $15.29       $ 9.35         36,417
   01/01/2009 to 12/31/2009               $ 9.35       $10.78         41,463
   01/01/2010 to 12/31/2010               $10.78       $11.82         59,090
   01/01/2011 to 12/31/2011               $11.82       $11.47         41,624
   01/01/2012 to 12/31/2012               $11.47       $12.68         43,114
   01/01/2013 to 12/31/2013               $12.68       $16.64         23,319
AST INTERNATIONAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.94        135,829
   01/01/2005 to 12/31/2005               $11.94       $13.57      1,293,920
   01/01/2006 to 12/31/2006               $13.57       $16.00        963,415
   01/01/2007 to 12/31/2007               $16.00       $18.57        790,932
   01/01/2008 to 12/31/2008               $18.57       $ 9.01        833,518
   01/01/2009 to 12/31/2009               $ 9.01       $11.89        703,197
   01/01/2010 to 12/31/2010               $11.89       $13.27        620,533
   01/01/2011 to 12/31/2011               $13.27       $11.27        575,086
   01/01/2012 to 12/31/2012               $11.27       $13.22        499,560
   01/01/2013 to 12/31/2013               $13.22       $15.35        464,471

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.70         5,736
   01/01/2005 to 12/31/2005               $12.70       $14.09        43,459
   01/01/2006 to 12/31/2006               $14.09       $17.51       121,348
   01/01/2007 to 12/31/2007               $17.51       $20.10       187,309
   01/01/2008 to 12/31/2008               $20.10       $10.98       182,276
   01/01/2009 to 12/31/2009               $10.98       $13.97       149,754
   01/01/2010 to 12/31/2010               $13.97       $15.13       125,806
   01/01/2011 to 12/31/2011               $15.13       $12.90       105,132
   01/01/2012 to 12/31/2012               $12.90       $14.67       105,231
   01/01/2013 to 12/31/2013               $14.67       $17.09       101,303
AST INVESTMENT GRADE BOND PORTFOLIO
   06/30/2008* to 12/31/2008              $10.01       $10.89             0
   01/01/2009 to 12/31/2009               $10.89       $11.82             0
   01/01/2010 to 12/31/2010               $11.82       $12.77             0
   01/01/2011 to 12/31/2011               $12.77       $14.00             0
   01/01/2012 to 12/31/2012               $14.00       $14.93             0
   01/01/2013 to 12/31/2013               $14.93       $14.10             0
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.32        20,718
   01/01/2005 to 12/31/2005               $12.32       $13.34       106,225
   01/01/2006 to 12/31/2006               $13.34       $15.97        82,946
   01/01/2007 to 12/31/2007               $15.97       $17.04        77,659
   01/01/2008 to 12/31/2008               $17.04       $ 9.74        79,562
   01/01/2009 to 12/31/2009               $ 9.74       $12.90       122,994
   01/01/2010 to 12/31/2010               $12.90       $13.48        76,401
   01/01/2011 to 12/31/2011               $13.48       $11.94        46,934
   01/01/2012 to 12/31/2012               $11.94       $14.19        42,000
   01/01/2013 to 12/31/2013               $14.19       $15.96        32,720
AST LARGE-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.75        23,032
   01/01/2005 to 12/31/2005               $11.75       $12.19       143,888
   01/01/2006 to 12/31/2006               $12.19       $14.08       350,356
   01/01/2007 to 12/31/2007               $14.08       $13.32       519,815
   01/01/2008 to 12/31/2008               $13.32       $ 7.60       548,258
   01/01/2009 to 12/31/2009               $ 7.60       $ 8.85       472,453
   01/01/2010 to 12/31/2010               $ 8.85       $ 9.76       410,002
   01/01/2011 to 12/31/2011               $ 9.76       $ 9.12       338,670
   01/01/2012 to 12/31/2012               $ 9.12       $10.39       315,714
   01/01/2013 to 12/31/2013               $10.39       $14.17       307,235

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.61        263,104
   01/01/2005 to 12/31/2005               $11.61       $12.09      2,709,441
   01/01/2006 to 12/31/2006               $12.09       $12.64      2,285,303
   01/01/2007 to 12/31/2007               $12.64       $14.17      1,988,621
   01/01/2008 to 12/31/2008               $14.17       $ 7.78      1,923,113
   01/01/2009 to 12/31/2009               $ 7.78       $ 9.85      1,708,321
   01/01/2010 to 12/31/2010               $ 9.85       $11.50      1,431,391
   01/01/2011 to 12/31/2011               $11.50       $11.11      1,187,254
   01/01/2012 to 12/31/2012               $11.11       $12.16      1,061,600
   01/01/2013 to 12/31/2013               $12.16       $16.19        876,247
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.88         85,669
   01/01/2005 to 12/31/2005               $10.88       $10.73        725,723
   01/01/2006 to 12/31/2006               $10.73       $11.49        538,793
   01/01/2007 to 12/31/2007               $11.49       $11.88        442,880
   01/01/2008 to 12/31/2008               $11.88       $ 8.89        353,757
   01/01/2009 to 12/31/2009               $ 8.89       $11.67        366,511
   01/01/2010 to 12/31/2010               $11.67       $12.91        283,670
   01/01/2011 to 12/31/2011               $12.91       $13.86        228,888
   01/01/2012 to 12/31/2012               $13.86       $14.32        234,277
   01/01/2013 to 12/31/2013               $14.32       $13.68        182,664
AST MFS GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.00         33,939
   01/01/2005 to 12/31/2005               $11.00       $11.41        282,113
   01/01/2006 to 12/31/2006               $11.41       $12.20        201,367
   01/01/2007 to 12/31/2007               $12.20       $13.69        156,590
   01/01/2008 to 12/31/2008               $13.69       $ 8.50        146,312
   01/01/2009 to 12/31/2009               $ 8.50       $10.30        156,138
   01/01/2010 to 12/31/2010               $10.30       $11.33        151,020
   01/01/2011 to 12/31/2011               $11.33       $10.98        104,267
   01/01/2012 to 12/31/2012               $10.98       $12.54        118,503
   01/01/2013 to 12/31/2013               $12.54       $16.71         94,277
AST MID-CAP VALUE PORTFOLIO
   01/01/2005 to 12/31/2005               $12.11       $12.45         10,096
   01/01/2006 to 12/31/2006               $12.45       $13.87          8,659
   01/01/2007 to 12/31/2007               $13.87       $13.89         13,084
   01/01/2008 to 12/31/2008               $13.89       $ 8.38         34,218
   01/01/2009 to 12/31/2009               $ 8.38       $11.35         33,244
   01/01/2010 to 12/31/2010               $11.35       $13.67         61,093
   01/01/2011 to 12/31/2011               $13.67       $12.87         43,836
   01/01/2012 to 12/31/2012               $12.87       $14.86         41,702
   01/01/2013 to 12/31/2013               $14.86       $19.19         28,902
AST MONEY MARKET PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.79         61,321
   01/01/2005 to 12/31/2005               $ 9.79       $ 9.81        668,385
   01/01/2006 to 12/31/2006               $ 9.81       $10.00        326,626
   01/01/2007 to 12/31/2007               $10.00       $10.23        858,633
   01/01/2008 to 12/31/2008               $10.23       $10.22      1,415,779
   01/01/2009 to 12/31/2009               $10.22       $ 9.99      1,054,612
   01/01/2010 to 12/31/2010               $ 9.99       $ 9.74        306,725
   01/01/2011 to 12/31/2011               $ 9.74       $ 9.50        349,258
   01/01/2012 to 12/31/2012               $ 9.50       $ 9.26        230,945
   01/01/2013 to 12/31/2013               $ 9.26       $ 9.03        205,641

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.97         95,076
   01/01/2005 to 12/31/2005               $12.97       $14.18        576,056
   01/01/2006 to 12/31/2006               $14.18       $15.31        426,677
   01/01/2007 to 12/31/2007               $15.31       $15.40        354,002
   01/01/2008 to 12/31/2008               $15.40       $ 8.67        309,446
   01/01/2009 to 12/31/2009               $ 8.67       $11.89        263,430
   01/01/2010 to 12/31/2010               $11.89       $14.31        277,336
   01/01/2011 to 12/31/2011               $14.31       $13.60        200,064
   01/01/2012 to 12/31/2012               $13.60       $15.53        172,471
   01/01/2013 to 12/31/2013               $15.53       $21.51        129,123
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $11.79       $12.95         41,730
   01/01/2006 to 12/31/2006               $12.95       $14.40         39,249
   01/01/2007 to 12/31/2007               $14.40       $17.16         43,581
   01/01/2008 to 12/31/2008               $17.16       $ 9.50         40,390
   01/01/2009 to 12/31/2009               $ 9.50       $12.03         39,719
   01/01/2010 to 12/31/2010               $12.03       $15.09         64,701
   01/01/2011 to 12/31/2011               $15.09       $14.96         48,470
   01/01/2012 to 12/31/2012               $14.96       $16.39         44,817
   01/01/2013 to 12/31/2013               $16.39       $21.20         28,048
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.03          3,398
   01/01/2005 to 12/31/2005               $11.03       $10.79          7,166
   01/01/2006 to 12/31/2006               $10.79       $11.34         23,735
   01/01/2007 to 12/31/2007               $11.34       $13.13         14,955
   01/01/2008 to 12/31/2008               $13.13       $ 7.35          9,096
   01/01/2009 to 12/31/2009               $ 7.35       $ 8.79          7,049
   01/01/2010 to 12/31/2010               $ 8.79       $10.30         10,882
   01/01/2011 to 04/29/2011               $10.30       $11.52              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.96        240,337
   01/01/2005 to 12/31/2005               $ 9.96       $ 9.87      1,998,602
   01/01/2006 to 12/31/2006               $ 9.87       $ 9.99      1,612,557
   01/01/2007 to 12/31/2007               $ 9.99       $10.40      1,436,855
   01/01/2008 to 12/31/2008               $10.40       $10.25        925,839
   01/01/2009 to 12/31/2009               $10.25       $11.02        933,753
   01/01/2010 to 12/31/2010               $11.02       $11.16        827,745
   01/01/2011 to 12/31/2011               $11.16       $11.13        670,827
   01/01/2012 to 12/31/2012               $11.13       $11.36        603,657
   01/01/2013 to 12/31/2013               $11.36       $10.84        605,138

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.32        323,335
   01/01/2005 to 12/31/2005               $10.32       $10.31        839,171
   01/01/2006 to 12/31/2006               $10.31       $10.43      1,377,323
   01/01/2007 to 12/31/2007               $10.43       $11.01      1,587,154
   01/01/2008 to 12/31/2008               $11.01       $10.49      1,079,087
   01/01/2009 to 12/31/2009               $10.49       $11.92      1,076,268
   01/01/2010 to 12/31/2010               $11.92       $12.52      1,380,066
   01/01/2011 to 12/31/2011               $12.52       $12.60        915,620
   01/01/2012 to 12/31/2012               $12.60       $13.43      1,036,977
   01/01/2013 to 12/31/2013               $13.43       $12.85        923,481
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         21,006
   01/01/2006 to 12/31/2006               $10.03       $10.56        731,431
   01/01/2007 to 12/31/2007               $10.56       $11.19      2,193,376
   01/01/2008 to 12/31/2008               $11.19       $ 8.79      4,342,819
   01/01/2009 to 12/31/2009               $ 8.79       $10.28      5,422,757
   01/01/2010 to 12/31/2010               $10.28       $11.08      5,386,866
   01/01/2011 to 12/31/2011               $11.08       $10.92      5,146,697
   01/01/2012 to 12/31/2012               $10.92       $11.75      4,956,059
   01/01/2013 to 12/31/2013               $11.75       $12.51      3,875,385
AST SMALL-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $ 9.32          1,043
   01/01/2005 to 12/31/2005               $ 9.32       $ 9.23         24,623
   01/01/2006 to 12/31/2006               $ 9.23       $10.13         77,033
   01/01/2007 to 12/31/2007               $10.13       $10.58        115,278
   01/01/2008 to 12/31/2008               $10.58       $ 6.71        110,050
   01/01/2009 to 12/31/2009               $ 6.71       $ 8.76        102,751
   01/01/2010 to 12/31/2010               $ 8.76       $11.65        106,941
   01/01/2011 to 12/31/2011               $11.65       $11.25         86,129
   01/01/2012 to 12/31/2012               $11.25       $12.30         82,482
   01/01/2013 to 12/31/2013               $12.30       $16.21         71,600
AST SMALL-CAP VALUE PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $12.11         91,011
   01/01/2005 to 12/31/2005               $12.11       $12.59        705,874
   01/01/2006 to 12/31/2006               $12.59       $14.74        545,945
   01/01/2007 to 12/31/2007               $14.74       $13.56        551,748
   01/01/2008 to 12/31/2008               $13.56       $ 9.29        476,508
   01/01/2009 to 12/31/2009               $ 9.29       $11.51        430,710
   01/01/2010 to 12/31/2010               $11.51       $14.14        403,813
   01/01/2011 to 12/31/2011               $14.14       $12.96        319,318
   01/01/2012 to 12/31/2012               $12.96       $14.93        278,068
   01/01/2013 to 12/31/2013               $14.93       $20.00        220,333

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $11.86        57,669
   01/01/2005 to 12/31/2005               $11.86       $12.21       207,462
   01/01/2006 to 12/31/2006               $12.21       $14.44       383,107
   01/01/2007 to 12/31/2007               $14.44       $13.58       477,745
   01/01/2008 to 12/31/2008               $13.58       $ 7.69       498,738
   01/01/2009 to 12/31/2009               $ 7.69       $ 9.29       395,365
   01/01/2010 to 12/31/2010               $ 9.29       $10.25       326,522
   01/01/2011 to 12/31/2011               $10.25       $ 9.83       255,868
   01/01/2012 to 12/31/2012               $ 9.83       $11.24       257,924
   01/01/2013 to 12/31/2013               $11.24       $14.21       239,975
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.57         4,945
   01/01/2005 to 12/31/2005               $10.57       $12.00        16,121
   01/01/2006 to 12/31/2006               $12.00       $12.36       314,236
   01/01/2007 to 12/31/2007               $12.36       $13.04       527,304
   01/01/2008 to 12/31/2008               $13.04       $ 7.56       518,624
   01/01/2009 to 12/31/2009               $ 7.56       $11.30       474,948
   01/01/2010 to 12/31/2010               $11.30       $12.76       399,298
   01/01/2011 to 12/31/2011               $12.76       $12.23       296,030
   01/01/2012 to 12/31/2012               $12.23       $14.02       250,348
   01/01/2013 to 12/31/2013               $14.02       $19.69       242,400
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   01/01/2004 to 12/31/2004                   --       $10.94        43,652
   01/01/2005 to 12/31/2005               $10.94       $10.19       769,442
   01/01/2006 to 12/31/2006               $10.19       $10.56       567,601
   01/01/2007 to 12/31/2007               $10.56       $11.29       433,996
   01/01/2008 to 12/31/2008               $11.29       $10.74       267,335
   01/01/2009 to 12/31/2009               $10.74       $11.74       308,610
   01/01/2010 to 12/31/2010               $11.74       $12.10       283,695
   01/01/2011 to 12/31/2011               $12.10       $12.28       212,551
   01/01/2012 to 12/31/2012               $12.28       $12.60       202,920
   01/01/2013 to 12/31/2013               $12.60       $11.83       216,338
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97        83,937
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.21       293,361
   01/01/2009 to 12/31/2009               $ 9.21       $10.03       318,217
   01/01/2010 to 12/31/2010               $10.03       $10.54       312,892
   01/01/2011 to 12/31/2011               $10.54       $10.90       279,482
   01/01/2012 to 12/31/2012               $10.90       $11.46       277,219
   01/01/2013 to 12/31/2013               $11.46       $11.00       265,521
EVERGREEN VA INTERNATIONAL EQUITY FUND
   01/01/2004 to 12/31/2004                   --       $12.36         2,878
   01/01/2005 to 12/31/2005               $12.36       $13.98         1,440
   01/01/2006 to 12/31/2006               $13.98       $16.79         3,788
   01/01/2007 to 12/31/2007               $16.79       $18.82         9,987
   01/01/2008 to 12/31/2008               $18.82       $10.74         4,960
   01/01/2009 to 12/31/2009               $10.74       $12.14         4,499
   01/01/2010 to 07/16/2010               $12.14       $11.47             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   01/01/2004 to 12/31/2004                   --       $10.92        30,383
   01/01/2005 to 12/31/2005               $10.92       $11.05        15,579
   01/01/2006 to 12/31/2006               $11.05       $11.43         4,049
   01/01/2007 to 12/31/2007               $11.43       $12.47         1,407
   01/01/2008 to 12/31/2008               $12.47       $ 8.85         1,407
   01/01/2009 to 12/31/2009               $ 8.85       $12.43         5,090
   01/01/2010 to 07/16/2010               $12.43       $11.55             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.49       $13.84         3,301
   01/01/2011 to 12/31/2011               $13.84       $11.77         2,313
   01/01/2012 to 12/31/2012               $11.77       $13.04         1,842
   01/01/2013 to 12/31/2013               $13.04       $15.25           740
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.55       $14.51        15,512
   01/01/2011 to 12/31/2011               $14.51       $13.39        12,341
   01/01/2012 to 12/31/2012               $13.39       $15.77        14,988
   01/01/2013 to 12/31/2013               $15.77       $21.56        13,040

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HD GRO 60 BPS AND HAV 40 BPS OR GRO PLUS 2008 60
                          BPS AND HAV 40 BPS (2.65%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.66       $ 9.30       159,301
   01/01/2010 to 12/31/2010               $ 9.30       $10.14       212,391
   01/01/2011 to 12/31/2011               $10.14       $ 9.61       105,066
   01/01/2012 to 12/31/2012               $ 9.61       $10.53       134,457
   01/01/2013 to 12/31/2013               $10.53       $11.27        66,527
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.70       $ 8.26        53,149
   01/01/2010 to 12/31/2010               $ 8.26       $ 9.15        55,133
   01/01/2011 to 12/31/2011               $ 9.15       $ 9.23        13,061
   01/01/2012 to 05/04/2012               $ 9.23       $ 9.99             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.97       $ 9.54       676,115
   01/01/2010 to 12/31/2010               $ 9.54       $10.43       803,521
   01/01/2011 to 12/31/2011               $10.43       $10.03       368,297
   01/01/2012 to 12/31/2012               $10.03       $10.98       447,452
   01/01/2013 to 12/31/2013               $10.98       $12.58       326,622
AST BOND PORTFOLIO 2015
   05/01/2009 to 12/31/2009               $ 9.96       $ 9.95             0
   01/01/2010 to 12/31/2010               $ 9.95       $10.59             0
   01/01/2011 to 12/31/2011               $10.59       $10.97             0
   01/01/2012 to 12/31/2012               $10.97       $11.01             0
   01/01/2013 to 12/31/2013               $11.01       $10.68             0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009               $ 9.94       $ 9.57         5,603
   01/01/2010 to 12/31/2010               $ 9.57       $10.30       156,943
   01/01/2011 to 12/31/2011               $10.30       $11.00       575,620
   01/01/2012 to 12/31/2012               $11.00       $11.15       307,580
   01/01/2013 to 12/31/2013               $11.15       $10.78        65,976

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.67        310,356
   01/01/2011 to 12/31/2011               $10.67       $11.57        645,073
   01/01/2012 to 12/31/2012               $11.57       $11.84        401,438
   01/01/2013 to 12/31/2013               $11.84       $11.29        152,935
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009               $ 9.92       $ 9.64              0
   01/01/2010 to 12/31/2010               $ 9.64       $10.43              0
   01/01/2011 to 12/31/2011               $10.43       $11.53        794,107
   01/01/2012 to 12/31/2012               $11.53       $11.87        526,285
   01/01/2013 to 12/31/2013               $11.87       $11.19        279,656
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009               $ 9.91       $ 9.54              0
   01/01/2010 to 12/31/2010               $ 9.54       $10.34          6,929
   01/01/2011 to 12/31/2011               $10.34       $11.67              0
   01/01/2012 to 12/31/2012               $11.67       $12.03        305,082
   01/01/2013 to 12/31/2013               $12.03       $11.15        288,796
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009               $ 9.88       $ 9.21              0
   01/01/2010 to 12/31/2010               $ 9.21       $10.03        100,282
   01/01/2011 to 12/31/2011               $10.03       $11.59          8,944
   01/01/2012 to 12/31/2012               $11.59       $12.00          7,256
   01/01/2013 to 12/31/2013               $12.00       $10.92        685,862
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.91         64,449
   01/01/2011 to 12/31/2011               $10.91       $12.78        706,219
   01/01/2012 to 12/31/2012               $12.78       $13.29        323,557
   01/01/2013 to 12/31/2013               $13.29       $12.03         15,261
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.92        329,141
   01/01/2012 to 12/31/2012               $11.92       $12.28        414,448
   01/01/2013 to 12/31/2013               $12.28       $10.79         45,625
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.31        155,312
   01/01/2013 to 12/31/2013               $10.31       $ 9.01      1,001,752
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.67        405,665

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.48       $ 9.13       708,219
   01/01/2010 to 12/31/2010               $ 9.13       $10.08       749,579
   01/01/2011 to 12/31/2011               $10.08       $ 9.58       281,330
   01/01/2012 to 12/31/2012               $ 9.58       $10.60       358,749
   01/01/2013 to 12/31/2013               $10.60       $12.66       307,488
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.68       $10.04        39,209
   01/01/2010 to 12/31/2010               $10.04       $12.58        51,647
   01/01/2011 to 12/31/2011               $12.58       $13.05        12,690
   01/01/2012 to 12/31/2012               $13.05       $14.65        15,675
   01/01/2013 to 12/31/2013               $14.65       $14.71        10,375
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.01       $ 9.09        19,394
   01/01/2010 to 12/31/2010               $ 9.09       $11.73        35,005
   01/01/2011 to 12/31/2011               $11.73       $ 9.92        19,569
   01/01/2012 to 12/31/2012               $ 9.92       $11.60        17,162
   01/01/2013 to 12/31/2013               $11.60       $15.89        14,881
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.64       $ 7.97         6,997
   01/01/2010 to 12/31/2010               $ 7.97       $ 8.76        13,269
   01/01/2011 to 12/31/2011               $ 8.76       $ 8.05         4,169
   01/01/2012 to 12/31/2012               $ 8.05       $ 9.38         4,513
   01/01/2013 to 12/31/2013               $ 9.38       $12.20         2,530
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.32       $11.11        17,908
   01/01/2010 to 12/31/2010               $11.11       $12.96        39,965
   01/01/2011 to 12/31/2011               $12.96       $12.25        10,818
   01/01/2012 to 12/31/2012               $12.25       $14.26        13,842
   01/01/2013 to 12/31/2013               $14.26       $18.35        17,574
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.93       $ 8.71        23,375
   01/01/2010 to 12/31/2010               $ 8.71       $ 9.54        49,989
   01/01/2011 to 12/31/2011               $ 9.54       $ 9.24        18,206
   01/01/2012 to 12/31/2012               $ 9.24       $10.20        15,220
   01/01/2013 to 12/31/2013               $10.20       $13.37         1,249
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.48       $ 9.75        27,547
   01/01/2010 to 12/31/2010               $ 9.75       $10.86        42,682
   01/01/2011 to 12/31/2011               $10.86       $ 9.21        14,523
   01/01/2012 to 12/31/2012               $ 9.21       $10.79        13,807
   01/01/2013 to 12/31/2013               $10.79       $12.51        28,143

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.11       $10.46        44,606
   01/01/2010 to 12/31/2010               $10.46       $11.31        49,149
   01/01/2011 to 12/31/2011               $11.31       $ 9.63        11,615
   01/01/2012 to 12/31/2012               $ 9.63       $10.94        25,404
   01/01/2013 to 12/31/2013               $10.94       $12.72        12,457
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.60       $10.15         9,545
   01/01/2010 to 12/31/2010               $10.15       $10.59        37,715
   01/01/2011 to 12/31/2011               $10.59       $ 9.37        12,895
   01/01/2012 to 12/31/2012               $ 9.37       $11.12        15,160
   01/01/2013 to 12/31/2013               $11.12       $12.49         9,996
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 5.99       $ 7.55        12,659
   01/01/2010 to 12/31/2010               $ 7.55       $ 8.32         4,760
   01/01/2011 to 12/31/2011               $ 8.32       $ 7.76         3,241
   01/01/2012 to 12/31/2012               $ 7.76       $ 8.83        12,829
   01/01/2013 to 12/31/2013               $ 8.83       $12.02        34,651
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.91       $ 8.75        37,494
   01/01/2010 to 12/31/2010               $ 8.75       $10.20        63,578
   01/01/2011 to 12/31/2011               $10.20       $ 9.84        22,561
   01/01/2012 to 12/31/2012               $ 9.84       $10.76        21,520
   01/01/2013 to 12/31/2013               $10.76       $14.30         4,048
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.89       $10.66        27,186
   01/01/2010 to 12/31/2010               $10.66       $11.77        21,065
   01/01/2011 to 12/31/2011               $11.77       $12.63        24,541
   01/01/2012 to 12/31/2012               $12.63       $13.02        18,227
   01/01/2013 to 12/31/2013               $13.02       $12.42        10,377
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.93       $ 9.58         7,736
   01/01/2010 to 12/31/2010               $ 9.58       $10.51         8,723
   01/01/2011 to 12/31/2011               $10.51       $10.18         3,745
   01/01/2012 to 12/31/2012               $10.18       $11.60        12,102
   01/01/2013 to 12/31/2013               $11.60       $15.44        16,542
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.05       $ 9.30         8,401
   01/01/2010 to 12/31/2010               $ 9.30       $11.19        30,309
   01/01/2011 to 12/31/2011               $11.19       $10.52        11,640
   01/01/2012 to 12/31/2012               $10.52       $12.13        14,025
   01/01/2013 to 12/31/2013               $12.13       $15.63        20,604

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009               $10.32       $10.14       186,292
   01/01/2010 to 12/31/2010               $10.14       $ 9.88        56,299
   01/01/2011 to 12/31/2011               $ 9.88       $ 9.62        49,295
   01/01/2012 to 12/31/2012               $ 9.62       $ 9.36        40,412
   01/01/2013 to 12/31/2013               $ 9.36       $ 9.11        11,715
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.67       $ 8.99        13,800
   01/01/2010 to 12/31/2010               $ 8.99       $10.81        36,557
   01/01/2011 to 12/31/2011               $10.81       $10.26        11,055
   01/01/2012 to 12/31/2012               $10.26       $11.70        14,944
   01/01/2013 to 12/31/2013               $11.70       $16.17         7,481
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.41       $10.38         8,686
   01/01/2010 to 12/31/2010               $10.38       $13.00        18,742
   01/01/2011 to 12/31/2011               $13.00       $12.87         5,978
   01/01/2012 to 12/31/2012               $12.87       $14.08        12,258
   01/01/2013 to 12/31/2013               $14.08       $18.17         4,962
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.84       $ 8.27         9,909
   01/01/2010 to 12/31/2010               $ 8.27       $ 9.69        15,269
   01/01/2011 to 04/29/2011               $ 9.69       $10.83             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.59       $11.07        27,342
   01/01/2010 to 12/31/2010               $11.07       $11.20        33,522
   01/01/2011 to 12/31/2011               $11.20       $11.14        14,026
   01/01/2012 to 12/31/2012               $11.14       $11.36         8,601
   01/01/2013 to 12/31/2013               $11.36       $10.82         4,268
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $10.49       $11.57       100,899
   01/01/2010 to 12/31/2010               $11.57       $12.13       259,444
   01/01/2011 to 12/31/2011               $12.13       $12.18        94,206
   01/01/2012 to 12/31/2012               $12.18       $12.97        96,756
   01/01/2013 to 12/31/2013               $12.97       $12.39        59,772
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.86       $10.22       159,770
   01/01/2010 to 12/31/2010               $10.22       $11.00       172,519
   01/01/2011 to 12/31/2011               $11.00       $10.81        76,467
   01/01/2012 to 12/31/2012               $10.81       $11.62        85,882
   01/01/2013 to 12/31/2013               $11.62       $12.35        28,140

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.46       $ 9.76         4,989
   01/01/2010 to 12/31/2010               $ 9.76       $12.96         8,672
   01/01/2011 to 12/31/2011               $12.96       $12.49         3,795
   01/01/2012 to 12/31/2012               $12.49       $13.64         9,240
   01/01/2013 to 12/31/2013               $13.64       $17.95        10,329
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009               $ 7.42       $ 9.59        57,584
   01/01/2010 to 12/31/2010               $ 9.59       $11.76        57,699
   01/01/2011 to 12/31/2011               $11.76       $10.77        18,951
   01/01/2012 to 12/31/2012               $10.77       $12.38        25,564
   01/01/2013 to 12/31/2013               $12.38       $16.57        26,533
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   05/01/2009 to 12/31/2009               $ 6.07       $ 7.73        14,808
   01/01/2010 to 12/31/2010               $ 7.73       $ 8.52        17,597
   01/01/2011 to 12/31/2011               $ 8.52       $ 8.16         8,102
   01/01/2012 to 12/31/2012               $ 8.16       $ 9.32        19,482
   01/01/2013 to 12/31/2013               $ 9.32       $11.76        24,827
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009               $ 8.57       $11.25        13,227
   01/01/2010 to 12/31/2010               $11.25       $12.68        16,377
   01/01/2011 to 12/31/2011               $12.68       $12.14         5,215
   01/01/2012 to 12/31/2012               $12.14       $13.89         7,212
   01/01/2013 to 12/31/2013               $13.89       $19.48        20,350
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.71       $10.73        31,524
   01/01/2010 to 12/31/2010               $10.73       $11.04        39,047
   01/01/2011 to 12/31/2011               $11.04       $11.19        17,715
   01/01/2012 to 12/31/2012               $11.19       $11.46        17,456
   01/01/2013 to 12/31/2013               $11.46       $10.74         6,107
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009               $ 9.32       $ 9.99        50,536
   01/01/2010 to 12/31/2010               $ 9.99       $10.49        80,747
   01/01/2011 to 12/31/2011               $10.49       $10.83        33,098
   01/01/2012 to 12/31/2012               $10.83       $11.37        41,891
   01/01/2013 to 12/31/2013               $11.37       $10.90        64,111
EVERGREEN VA INTERNATIONAL EQUITY FUND
   05/01/2009 to 12/31/2009               $ 7.46       $ 9.41         2,694
   01/01/2010 to 07/16/2010               $ 9.41       $ 8.89             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
EVERGREEN VA OMEGA FUND
   05/01/2009 to 12/31/2009               $ 9.09       $11.76        1,366
   01/01/2010 to 07/16/2010               $11.76       $10.93            0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.91       $10.72        2,060
   01/01/2011 to 12/31/2011               $10.72       $ 9.10          775
   01/01/2012 to 12/31/2012               $ 9.10       $10.07        1,130
   01/01/2013 to 12/31/2013               $10.07       $11.76          873
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.93       $13.72        1,684
   01/01/2011 to 12/31/2011               $13.72       $12.64          457
   01/01/2012 to 12/31/2012               $12.64       $14.86          898
   01/01/2013 to 12/31/2013               $14.86       $20.28          821

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH ANY ONE OF LT5 OR HD 5, HAV & EBP OR WITH ANY COMBO 5% OR HDV & LT5 OR GMWB, HDV AND EPB OR HD GRO 60 BPS AND COMBO DB OR HD
 GRO 60 BPS, EBP AND HAV OR GRO PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008
                          60 BPS, EBP AND HAV (2.75%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01         749,654
   01/01/2006 to 12/31/2006               $10.01       $10.88      11,657,870
   01/01/2007 to 12/31/2007               $10.88       $11.55      20,110,042
   01/01/2008 to 12/31/2008               $11.55       $ 7.66      14,373,567
   01/01/2009 to 12/31/2009               $ 7.66       $ 9.26      14,068,558
   01/01/2010 to 12/31/2010               $ 9.26       $10.09      13,024,320
   01/01/2011 to 12/31/2011               $10.09       $ 9.55      11,569,697
   01/01/2012 to 12/31/2012               $ 9.55       $10.45      11,019,117
   01/01/2013 to 12/31/2013               $10.45       $11.18       9,716,479
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.19       $10.24           1,392
   01/01/2006 to 12/31/2006               $10.24       $11.64           1,255
   01/01/2007 to 12/31/2007               $11.64       $11.30           1,285
   01/01/2008 to 12/31/2008               $11.30       $ 7.17          66,069
   01/01/2009 to 12/31/2009               $ 7.17       $ 8.21         134,326
   01/01/2010 to 12/31/2010               $ 8.21       $ 9.10         139,961
   01/01/2011 to 12/31/2011               $ 9.10       $ 9.16         130,283
   01/01/2012 to 05/04/2012               $ 9.16       $ 9.92               0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02         104,850
   01/01/2006 to 12/31/2006               $10.02       $10.77       2,978,305
   01/01/2007 to 12/31/2007               $10.77       $11.43       5,772,908
   01/01/2008 to 12/31/2008               $11.43       $ 7.92       5,683,934
   01/01/2009 to 12/31/2009               $ 7.92       $ 9.50       6,336,587
   01/01/2010 to 12/31/2010               $ 9.50       $10.38       5,939,704
   01/01/2011 to 12/31/2011               $10.38       $ 9.97       5,132,034
   01/01/2012 to 12/31/2012               $ 9.97       $10.90       4,991,638
   01/01/2013 to 12/31/2013               $10.90       $12.47       4,669,803

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009              $ 9.96       $ 9.94             0
   01/01/2010 to 12/31/2010               $ 9.94       $10.58             0
   01/01/2011 to 12/31/2011               $10.58       $10.94             0
   01/01/2012 to 12/31/2012               $10.94       $10.96             0
   01/01/2013 to 12/31/2013               $10.96       $10.63             0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009              $ 9.94       $ 9.56        11,040
   01/01/2010 to 12/31/2010               $ 9.56       $10.28        93,883
   01/01/2011 to 12/31/2011               $10.28       $10.97       178,433
   01/01/2012 to 12/31/2012               $10.97       $11.11       108,948
   01/01/2013 to 12/31/2013               $11.11       $10.73        28,036
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.66       100,923
   01/01/2011 to 12/31/2011               $10.66       $11.55       236,487
   01/01/2012 to 12/31/2012               $11.55       $11.81       144,668
   01/01/2013 to 12/31/2013               $11.81       $11.24        69,492
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009              $ 9.92       $ 9.63             0
   01/01/2010 to 12/31/2010               $ 9.63       $10.41             0
   01/01/2011 to 12/31/2011               $10.41       $11.50       498,352
   01/01/2012 to 12/31/2012               $11.50       $11.82       460,033
   01/01/2013 to 12/31/2013               $11.82       $11.14       257,578
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009              $ 9.91       $ 9.53             0
   01/01/2010 to 12/31/2010               $ 9.53       $10.32             0
   01/01/2011 to 12/31/2011               $10.32       $11.64             0
   01/01/2012 to 12/31/2012               $11.64       $11.98        59,662
   01/01/2013 to 12/31/2013               $11.98       $11.09        78,240
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009              $ 9.88       $ 9.21             0
   01/01/2010 to 12/31/2010               $ 9.21       $10.01         5,662
   01/01/2011 to 12/31/2011               $10.01       $11.56             0
   01/01/2012 to 12/31/2012               $11.56       $11.95             0
   01/01/2013 to 12/31/2013               $11.95       $10.87       109,437
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.90         6,485
   01/01/2011 to 12/31/2011               $10.90       $12.76       220,611
   01/01/2012 to 12/31/2012               $12.76       $13.25       156,242
   01/01/2013 to 12/31/2013               $13.25       $11.98        90,399
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.90       115,924
   01/01/2012 to 12/31/2012               $11.90       $12.25       137,718
   01/01/2013 to 12/31/2013               $12.25       $10.76        59,143

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.30               0
   01/01/2013 to 12/31/2013               $10.30       $ 8.99          76,269
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.66          61,032
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00       1,248,275
   01/01/2006 to 12/31/2006               $10.00       $11.05      18,199,900
   01/01/2007 to 12/31/2007               $11.05       $11.79      34,242,570
   01/01/2008 to 12/31/2008               $11.79       $ 7.46      22,886,838
   01/01/2009 to 12/31/2009               $ 7.46       $ 9.10      21,369,395
   01/01/2010 to 12/31/2010               $ 9.10       $10.03      20,534,825
   01/01/2011 to 12/31/2011               $10.03       $ 9.52      18,278,067
   01/01/2012 to 12/31/2012               $ 9.52       $10.52      17,046,081
   01/01/2013 to 12/31/2013               $10.52       $12.56      16,964,011
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.34       $11.91           1,262
   01/01/2006 to 12/31/2006               $11.91       $15.83               0
   01/01/2007 to 12/31/2007               $15.83       $12.33             824
   01/01/2008 to 12/31/2008               $12.33       $ 7.79          21,023
   01/01/2009 to 12/31/2009               $ 7.79       $ 9.99          28,425
   01/01/2010 to 12/31/2010               $ 9.99       $12.50          23,414
   01/01/2011 to 12/31/2011               $12.50       $12.96          16,257
   01/01/2012 to 12/31/2012               $12.96       $14.54          17,946
   01/01/2013 to 12/31/2013               $14.54       $14.58          13,982
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.86       1,308,598
   01/01/2006 to 12/31/2006               $10.86       $11.92       1,004,868
   01/01/2007 to 12/31/2007               $11.92       $12.89         886,922
   01/01/2008 to 12/31/2008               $12.89       $ 7.01         886,512
   01/01/2009 to 12/31/2009               $ 7.01       $ 9.04         783,199
   01/01/2010 to 12/31/2010               $ 9.04       $11.66         644,217
   01/01/2011 to 12/31/2011               $11.66       $ 9.85         634,564
   01/01/2012 to 12/31/2012               $ 9.85       $11.50         540,643
   01/01/2013 to 12/31/2013               $11.50       $15.75         448,885

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.17      6,507,114
   01/01/2006 to 12/31/2006               $10.17       $11.60      4,545,057
   01/01/2007 to 12/31/2007               $11.60       $11.86      4,043,618
   01/01/2008 to 12/31/2008               $11.86       $ 6.84      3,921,585
   01/01/2009 to 12/31/2009               $ 6.84       $ 7.93      3,736,575
   01/01/2010 to 12/31/2010               $ 7.93       $ 8.70      3,487,393
   01/01/2011 to 12/31/2011               $ 8.70       $ 8.00      3,233,607
   01/01/2012 to 12/31/2012               $ 8.00       $ 9.31      2,781,572
   01/01/2013 to 12/31/2013               $ 9.31       $12.09      2,381,248
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.48        817,664
   01/01/2006 to 12/31/2006               $10.48       $10.83        609,710
   01/01/2007 to 12/31/2007               $10.83       $12.57        476,675
   01/01/2008 to 12/31/2008               $12.57       $ 7.24        455,277
   01/01/2009 to 12/31/2009               $ 7.24       $11.06        368,594
   01/01/2010 to 12/31/2010               $11.06       $12.89        333,876
   01/01/2011 to 12/31/2011               $12.89       $12.16        300,190
   01/01/2012 to 12/31/2012               $12.16       $14.15        254,265
   01/01/2013 to 12/31/2013               $14.15       $18.18        223,560
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.15       $10.62         28,998
   01/01/2006 to 12/31/2006               $10.62       $12.57          7,753
   01/01/2007 to 12/31/2007               $12.57       $12.37          8,258
   01/01/2008 to 12/31/2008               $12.37       $ 7.54         32,734
   01/01/2009 to 12/31/2009               $ 7.54       $ 8.67         94,318
   01/01/2010 to 12/31/2010               $ 8.67       $ 9.48         97,851
   01/01/2011 to 12/31/2011               $ 9.48       $ 9.18         66,863
   01/01/2012 to 12/31/2012               $ 9.18       $10.12         59,984
   01/01/2013 to 12/31/2013               $10.12       $13.25         57,459
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.18      3,223,931
   01/01/2006 to 12/31/2006               $11.18       $13.16      2,271,879
   01/01/2007 to 12/31/2007               $13.16       $15.23      1,888,969
   01/01/2008 to 12/31/2008               $15.23       $ 7.37      2,040,211
   01/01/2009 to 12/31/2009               $ 7.37       $ 9.70      1,756,999
   01/01/2010 to 12/31/2010               $ 9.70       $10.80      1,629,992
   01/01/2011 to 12/31/2011               $10.80       $ 9.15      1,618,582
   01/01/2012 to 12/31/2012               $ 9.15       $10.70      1,397,860
   01/01/2013 to 12/31/2013               $10.70       $12.39      1,356,634
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.61         73,916
   01/01/2006 to 12/31/2006               $10.61       $13.15        157,797
   01/01/2007 to 12/31/2007               $13.15       $15.06        256,629
   01/01/2008 to 12/31/2008               $15.06       $ 8.20        224,154
   01/01/2009 to 12/31/2009               $ 8.20       $10.41        236,523
   01/01/2010 to 12/31/2010               $10.41       $11.25        211,511
   01/01/2011 to 12/31/2011               $11.25       $ 9.56        184,715
   01/01/2012 to 12/31/2012               $ 9.56       $10.85        187,032
   01/01/2013 to 12/31/2013               $10.85       $12.61        191,458

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.56        199,618
   01/01/2006 to 12/31/2006               $10.56       $12.61        146,199
   01/01/2007 to 12/31/2007               $12.61       $13.41        130,200
   01/01/2008 to 12/31/2008               $13.41       $ 7.65        156,046
   01/01/2009 to 12/31/2009               $ 7.65       $10.10        131,776
   01/01/2010 to 12/31/2010               $10.10       $10.53        115,802
   01/01/2011 to 12/31/2011               $10.53       $ 9.31        108,976
   01/01/2012 to 12/31/2012               $ 9.31       $11.03         95,646
   01/01/2013 to 12/31/2013               $11.03       $12.38         86,508
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.46        208,695
   01/01/2006 to 12/31/2006               $10.46       $12.05        464,610
   01/01/2007 to 12/31/2007               $12.05       $11.37        767,352
   01/01/2008 to 12/31/2008               $11.37       $ 6.47        711,595
   01/01/2009 to 12/31/2009               $ 6.47       $ 7.51        619,447
   01/01/2010 to 12/31/2010               $ 7.51       $ 8.27        561,803
   01/01/2011 to 12/31/2011               $ 8.27       $ 7.70        505,503
   01/01/2012 to 12/31/2012               $ 7.70       $ 8.76        516,662
   01/01/2013 to 12/31/2013               $ 8.76       $11.91        481,491
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.13       $10.80      6,051,062
   01/01/2006 to 12/31/2006               $10.80       $11.27      4,932,382
   01/01/2007 to 12/31/2007               $11.27       $12.60      4,332,425
   01/01/2008 to 12/31/2008               $12.60       $ 6.90      4,155,036
   01/01/2009 to 12/31/2009               $ 6.90       $ 8.71      3,679,697
   01/01/2010 to 12/31/2010               $ 8.71       $10.14      3,268,952
   01/01/2011 to 12/31/2011               $10.14       $ 9.77      2,896,966
   01/01/2012 to 12/31/2012               $ 9.77       $10.67      2,645,643
   01/01/2013 to 12/31/2013               $10.67       $14.17      2,265,220
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.86      1,664,015
   01/01/2006 to 12/31/2006               $ 9.86       $10.53      1,315,435
   01/01/2007 to 12/31/2007               $10.53       $10.86      1,141,313
   01/01/2008 to 12/31/2008               $10.86       $ 8.10        917,378
   01/01/2009 to 12/31/2009               $ 8.10       $10.61        769,735
   01/01/2010 to 12/31/2010               $10.61       $11.70        687,638
   01/01/2011 to 12/31/2011               $11.70       $12.54        544,117
   01/01/2012 to 12/31/2012               $12.54       $12.92        540,532
   01/01/2013 to 12/31/2013               $12.92       $12.31        584,662

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.66        517,291
   01/01/2006 to 12/31/2006               $10.66       $11.37        321,176
   01/01/2007 to 12/31/2007               $11.37       $12.73        269,807
   01/01/2008 to 12/31/2008               $12.73       $ 7.88        336,505
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.53        373,427
   01/01/2010 to 12/31/2010               $ 9.53       $10.45        344,635
   01/01/2011 to 12/31/2011               $10.45       $10.10        305,235
   01/01/2012 to 12/31/2012               $10.10       $11.51        275,846
   01/01/2013 to 12/31/2013               $11.51       $15.30        230,780
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.26              0
   01/01/2006 to 12/31/2006               $10.26       $11.40              0
   01/01/2007 to 12/31/2007               $11.40       $11.39         11,487
   01/01/2008 to 12/31/2008               $11.39       $ 6.85         31,374
   01/01/2009 to 12/31/2009               $ 6.85       $ 9.25         45,257
   01/01/2010 to 12/31/2010               $ 9.25       $11.12         47,273
   01/01/2011 to 12/31/2011               $11.12       $10.45         40,723
   01/01/2012 to 12/31/2012               $10.45       $12.03         33,606
   01/01/2013 to 12/31/2013               $12.03       $15.49         37,033
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.01        125,063
   01/01/2006 to 12/31/2006               $10.01       $10.18        103,753
   01/01/2007 to 12/31/2007               $10.18       $10.38         96,280
   01/01/2008 to 12/31/2008               $10.38       $10.35         66,488
   01/01/2009 to 12/31/2009               $10.35       $10.09        234,920
   01/01/2010 to 12/31/2010               $10.09       $ 9.82        137,154
   01/01/2011 to 12/31/2011               $ 9.82       $ 9.55        472,914
   01/01/2012 to 12/31/2012               $ 9.55       $ 9.29        104,195
   01/01/2013 to 12/31/2013               $ 9.29       $ 9.03         74,694
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.78      1,285,712
   01/01/2006 to 12/31/2006               $10.78       $11.62        950,935
   01/01/2007 to 12/31/2007               $11.62       $11.65        844,128
   01/01/2008 to 12/31/2008               $11.65       $ 6.54        807,471
   01/01/2009 to 12/31/2009               $ 6.54       $ 8.95        660,293
   01/01/2010 to 12/31/2010               $ 8.95       $10.74        566,838
   01/01/2011 to 12/31/2011               $10.74       $10.19        505,579
   01/01/2012 to 12/31/2012               $10.19       $11.61        442,637
   01/01/2013 to 12/31/2013               $11.61       $16.03        357,274
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.24       $11.23          1,405
   01/01/2006 to 12/31/2006               $11.23       $12.46          1,129
   01/01/2007 to 12/31/2007               $12.46       $14.80         10,034
   01/01/2008 to 12/31/2008               $14.80       $ 8.18         13,098
   01/01/2009 to 12/31/2009               $ 8.18       $10.32         15,142
   01/01/2010 to 12/31/2010               $10.32       $12.92         17,341
   01/01/2011 to 12/31/2011               $12.92       $12.78         13,465
   01/01/2012 to 12/31/2012               $12.78       $13.96         11,418
   01/01/2013 to 12/31/2013               $13.96       $18.01         11,645

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.22            684
   01/01/2006 to 12/31/2006               $10.22       $10.71            698
   01/01/2007 to 12/31/2007               $10.71       $12.36            604
   01/01/2008 to 12/31/2008               $12.36       $ 6.91              0
   01/01/2009 to 12/31/2009               $ 6.91       $ 8.23          4,451
   01/01/2010 to 12/31/2010               $ 8.23       $ 9.63          4,271
   01/01/2011 to 04/29/2011               $ 9.63       $10.76              0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.96      4,098,126
   01/01/2006 to 12/31/2006               $ 9.96       $10.06      3,462,277
   01/01/2007 to 12/31/2007               $10.06       $10.45      3,119,485
   01/01/2008 to 12/31/2008               $10.45       $10.27      1,831,410
   01/01/2009 to 12/31/2009               $10.27       $11.01      1,839,963
   01/01/2010 to 12/31/2010               $11.01       $11.13      1,801,999
   01/01/2011 to 12/31/2011               $11.13       $11.07      1,557,369
   01/01/2012 to 12/31/2012               $11.07       $11.27      1,546,186
   01/01/2013 to 12/31/2013               $11.27       $10.72      1,700,904
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.06      1,060,546
   01/01/2006 to 12/31/2006               $10.06       $10.15      1,656,324
   01/01/2007 to 12/31/2007               $10.15       $10.69      2,012,250
   01/01/2008 to 12/31/2008               $10.69       $10.16      1,054,793
   01/01/2009 to 12/31/2009               $10.16       $11.51      1,375,344
   01/01/2010 to 12/31/2010               $11.51       $12.06      1,368,149
   01/01/2011 to 12/31/2011               $12.06       $12.10      1,237,359
   01/01/2012 to 12/31/2012               $12.10       $12.86      1,205,692
   01/01/2013 to 12/31/2013               $12.86       $12.28      1,228,731
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03         18,697
   01/01/2006 to 12/31/2006               $10.03       $10.53      1,359,706
   01/01/2007 to 12/31/2007               $10.53       $11.13      3,034,236
   01/01/2008 to 12/31/2008               $11.13       $ 8.72      6,872,223
   01/01/2009 to 12/31/2009               $ 8.72       $10.17      6,225,654
   01/01/2010 to 12/31/2010               $10.17       $10.94      7,022,300
   01/01/2011 to 12/31/2011               $10.94       $10.75      6,797,345
   01/01/2012 to 12/31/2012               $10.75       $11.53      7,065,435
   01/01/2013 to 12/31/2013               $11.53       $12.25      5,762,890

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.34         35,838
   01/01/2006 to 12/31/2006               $10.34       $11.32         85,450
   01/01/2007 to 12/31/2007               $11.32       $11.79        134,033
   01/01/2008 to 12/31/2008               $11.79       $ 7.45        105,226
   01/01/2009 to 12/31/2009               $ 7.45       $ 9.71         94,190
   01/01/2010 to 12/31/2010               $ 9.71       $12.88         86,506
   01/01/2011 to 12/31/2011               $12.88       $12.40         67,451
   01/01/2012 to 12/31/2012               $12.40       $13.53         59,463
   01/01/2013 to 12/31/2013               $13.53       $17.79         58,623
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.55      1,620,167
   01/01/2006 to 12/31/2006               $10.55       $12.32      1,224,900
   01/01/2007 to 12/31/2007               $12.32       $11.30      1,300,514
   01/01/2008 to 12/31/2008               $11.30       $ 7.73      1,085,374
   01/01/2009 to 12/31/2009               $ 7.73       $ 9.54        986,424
   01/01/2010 to 12/31/2010               $ 9.54       $11.69        834,033
   01/01/2011 to 12/31/2011               $11.69       $10.69        755,910
   01/01/2012 to 12/31/2012               $10.69       $12.28        673,282
   01/01/2013 to 12/31/2013               $12.28       $16.42        564,952
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.22        215,250
   01/01/2006 to 12/31/2006               $10.22       $12.06        465,909
   01/01/2007 to 12/31/2007               $12.06       $11.31        698,695
   01/01/2008 to 12/31/2008               $11.31       $ 6.39        571,504
   01/01/2009 to 12/31/2009               $ 6.39       $ 7.69        533,127
   01/01/2010 to 12/31/2010               $ 7.69       $ 8.47        487,723
   01/01/2011 to 12/31/2011               $ 8.47       $ 8.10        434,285
   01/01/2012 to 12/31/2012               $ 8.10       $ 9.24        432,573
   01/01/2013 to 12/31/2013               $ 9.24       $11.65        410,411
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $12.01              0
   01/01/2006 to 12/31/2006               $12.01       $12.34        390,337
   01/01/2007 to 12/31/2007               $12.34       $12.99        677,351
   01/01/2008 to 12/31/2008               $12.99       $ 7.51        604,930
   01/01/2009 to 12/31/2009               $ 7.51       $11.19        537,628
   01/01/2010 to 12/31/2010               $11.19       $12.61        480,201
   01/01/2011 to 12/31/2011               $12.61       $12.05        398,072
   01/01/2012 to 12/31/2012               $12.05       $13.78        342,729
   01/01/2013 to 12/31/2013               $13.78       $19.31        317,759
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.36      1,654,788
   01/01/2006 to 12/31/2006               $ 9.36       $ 9.68      1,204,466
   01/01/2007 to 12/31/2007               $ 9.68       $10.32      1,018,776
   01/01/2008 to 12/31/2008               $10.32       $ 9.79        548,544
   01/01/2009 to 12/31/2009               $ 9.79       $10.67        574,127
   01/01/2010 to 12/31/2010               $10.67       $10.98        590,706
   01/01/2011 to 12/31/2011               $10.98       $11.11        493,366
   01/01/2012 to 12/31/2012               $11.11       $11.37        476,186
   01/01/2013 to 12/31/2013               $11.37       $10.65        580,606

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.97       159,292
   01/01/2008 to 12/31/2008               $ 9.97       $ 9.19       669,023
   01/01/2009 to 12/31/2009               $ 9.19       $ 9.97       350,809
   01/01/2010 to 12/31/2010               $ 9.97       $10.46       293,625
   01/01/2011 to 12/31/2011               $10.46       $10.78       311,846
   01/01/2012 to 12/31/2012               $10.78       $11.31       262,032
   01/01/2013 to 12/31/2013               $11.31       $10.83       293,801
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.90         7,851
   01/01/2006 to 12/31/2006               $10.90       $13.06         2,565
   01/01/2007 to 12/31/2007               $13.06       $14.60         2,324
   01/01/2008 to 12/31/2008               $14.60       $ 8.31           500
   01/01/2009 to 12/31/2009               $ 8.31       $ 9.37           885
   01/01/2010 to 07/16/2010               $ 9.37       $ 8.85             0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.52             0
   01/01/2006 to 12/31/2006               $10.52       $10.84             0
   01/01/2007 to 12/31/2007               $10.84       $11.81             0
   01/01/2008 to 12/31/2008               $11.81       $ 8.36             0
   01/01/2009 to 12/31/2009               $ 8.36       $11.70        20,953
   01/01/2010 to 07/16/2010               $11.70       $10.87             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.86       $10.65           970
   01/01/2011 to 12/31/2011               $10.65       $ 9.04           581
   01/01/2012 to 12/31/2012               $ 9.04       $ 9.99           567
   01/01/2013 to 12/31/2013               $ 9.99       $11.65           548
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.87       $13.63        12,116
   01/01/2011 to 12/31/2011               $13.63       $12.55         5,363
   01/01/2012 to 12/31/2012               $12.55       $14.74         4,519
   01/01/2013 to 12/31/2013               $14.74       $20.10         6,930

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH LT5, HDV AND EBP (3.00%)

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.01             0
   01/01/2006 to 12/31/2006               $10.01       $10.85        18,249
   01/01/2007 to 12/31/2007               $10.85       $11.49        19,931
   01/01/2008 to 12/31/2008               $11.49       $ 7.60        38,177
   01/01/2009 to 12/31/2009               $ 7.60       $ 9.17        46,682
   01/01/2010 to 12/31/2010               $ 9.17       $ 9.95        47,467
   01/01/2011 to 12/31/2011               $ 9.95       $ 9.40        47,097
   01/01/2012 to 12/31/2012               $ 9.40       $10.26        46,247
   01/01/2013 to 12/31/2013               $10.26       $10.95        46,099
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.19       $10.22             0
   01/01/2006 to 12/31/2006               $10.22       $11.58             0
   01/01/2007 to 12/31/2007               $11.58       $11.22             0
   01/01/2008 to 12/31/2008               $11.22       $ 7.10             0
   01/01/2009 to 12/31/2009               $ 7.10       $ 8.11             0
   01/01/2010 to 12/31/2010               $ 8.11       $ 8.96             0
   01/01/2011 to 12/31/2011               $ 8.96       $ 9.00             0
   01/01/2012 to 05/04/2012               $ 9.00       $ 9.74             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.02             0
   01/01/2006 to 12/31/2006               $10.02       $10.74             0
   01/01/2007 to 12/31/2007               $10.74       $11.36         4,610
   01/01/2008 to 12/31/2008               $11.36       $ 7.86         4,379
   01/01/2009 to 12/31/2009               $ 7.86       $ 9.40         6,761
   01/01/2010 to 12/31/2010               $ 9.40       $10.24         4,366
   01/01/2011 to 12/31/2011               $10.24       $ 9.81         4,220
   01/01/2012 to 12/31/2012               $ 9.81       $10.71         4,153
   01/01/2013 to 12/31/2013               $10.71       $12.22         1,868

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2015
   05/01/2009* to 12/31/2009              $ 9.96       $ 9.93          0
   01/01/2010 to 12/31/2010               $ 9.93       $10.53          0
   01/01/2011 to 12/31/2011               $10.53       $10.87          0
   01/01/2012 to 12/31/2012               $10.87       $10.86          0
   01/01/2013 to 12/31/2013               $10.86       $10.50          0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009              $ 9.94       $ 9.55          0
   01/01/2010 to 12/31/2010               $ 9.55       $10.24          0
   01/01/2011 to 12/31/2011               $10.24       $10.89          0
   01/01/2012 to 12/31/2012               $10.89       $11.00          0
   01/01/2013 to 12/31/2013               $11.00       $10.60          0
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.63          0
   01/01/2011 to 12/31/2011               $10.63       $11.49          0
   01/01/2012 to 12/31/2012               $11.49       $11.71          0
   01/01/2013 to 12/31/2013               $11.71       $11.13          0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009              $ 9.92       $ 9.61          0
   01/01/2010 to 12/31/2010               $ 9.61       $10.37          0
   01/01/2011 to 12/31/2011               $10.37       $11.42          0
   01/01/2012 to 12/31/2012               $11.42       $11.71          0
   01/01/2013 to 12/31/2013               $11.71       $11.00          0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009              $ 9.91       $ 9.51          0
   01/01/2010 to 12/31/2010               $ 9.51       $10.28          0
   01/01/2011 to 12/31/2011               $10.28       $11.56          0
   01/01/2012 to 12/31/2012               $11.56       $11.87          0
   01/01/2013 to 12/31/2013               $11.87       $10.96          0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009              $ 9.88       $ 9.19          0
   01/01/2010 to 12/31/2010               $ 9.19       $ 9.97          0
   01/01/2011 to 12/31/2011               $ 9.97       $11.48          0
   01/01/2012 to 12/31/2012               $11.48       $11.84          0
   01/01/2013 to 12/31/2013               $11.84       $10.74          0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $10.87          0
   01/01/2011 to 12/31/2011               $10.87       $12.69          0
   01/01/2012 to 12/31/2012               $12.69       $13.14          0
   01/01/2013 to 12/31/2013               $13.14       $11.86          0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $11.87          0
   01/01/2012 to 12/31/2012               $11.87       $12.19          0
   01/01/2013 to 12/31/2013               $12.19       $10.67          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.27             0
   01/01/2013 to 12/31/2013               $10.27       $ 8.95             0
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.64             0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.00             0
   01/01/2006 to 12/31/2006               $10.00       $11.02         2,672
   01/01/2007 to 12/31/2007               $11.02       $11.73        10,225
   01/01/2008 to 12/31/2008               $11.73       $ 7.40        11,699
   01/01/2009 to 12/31/2009               $ 7.40       $ 9.00        10,125
   01/01/2010 to 12/31/2010               $ 9.00       $ 9.90         9,470
   01/01/2011 to 12/31/2011               $ 9.90       $ 9.37         9,327
   01/01/2012 to 12/31/2012               $ 9.37       $10.33        11,241
   01/01/2013 to 12/31/2013               $10.33       $12.30         5,949
AST COHEN & STEERS REALTY PORTFOLIO
   06/20/2005* to 12/31/2005              $11.33       $11.88             0
   01/01/2006 to 12/31/2006               $11.88       $15.76             0
   01/01/2007 to 12/31/2007               $15.76       $12.24             0
   01/01/2008 to 12/31/2008               $12.24       $ 7.71             0
   01/01/2009 to 12/31/2009               $ 7.71       $ 9.87             0
   01/01/2010 to 12/31/2010               $ 9.87       $12.32             0
   01/01/2011 to 12/31/2011               $12.32       $12.73             0
   01/01/2012 to 12/31/2012               $12.73       $14.25             0
   01/01/2013 to 12/31/2013               $14.25       $14.25             0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.84             0
   01/01/2006 to 12/31/2006               $10.84       $11.87             0
   01/01/2007 to 12/31/2007               $11.87       $12.80             0
   01/01/2008 to 12/31/2008               $12.80       $ 6.94             0
   01/01/2009 to 12/31/2009               $ 6.94       $ 8.93             0
   01/01/2010 to 12/31/2010               $ 8.93       $11.48             0
   01/01/2011 to 12/31/2011               $11.48       $ 9.68             0
   01/01/2012 to 12/31/2012               $ 9.68       $11.27             0
   01/01/2013 to 12/31/2013               $11.27       $15.40             0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.15             0
   01/01/2006 to 12/31/2006               $10.15       $11.55             0
   01/01/2007 to 12/31/2007               $11.55       $11.77             0
   01/01/2008 to 12/31/2008               $11.77       $ 6.77             0
   01/01/2009 to 12/31/2009               $ 6.77       $ 7.83             0
   01/01/2010 to 12/31/2010               $ 7.83       $ 8.57             0
   01/01/2011 to 12/31/2011               $ 8.57       $ 7.86             0
   01/01/2012 to 12/31/2012               $ 7.86       $ 9.12             0
   01/01/2013 to 12/31/2013               $ 9.12       $11.82             0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $10.46          0
   01/01/2006 to 12/31/2006               $10.46       $10.78          0
   01/01/2007 to 12/31/2007               $10.78       $12.48          0
   01/01/2008 to 12/31/2008               $12.48       $ 7.17          0
   01/01/2009 to 12/31/2009               $ 7.17       $10.92          0
   01/01/2010 to 12/31/2010               $10.92       $12.70          0
   01/01/2011 to 12/31/2011               $12.70       $11.95          0
   01/01/2012 to 12/31/2012               $11.95       $13.86          0
   01/01/2013 to 12/31/2013               $13.86       $17.78          0
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   06/20/2005* to 12/31/2005              $10.15       $10.59          0
   01/01/2006 to 12/31/2006               $10.59       $12.51          0
   01/01/2007 to 12/31/2007               $12.51       $12.28          0
   01/01/2008 to 12/31/2008               $12.28       $ 7.47          0
   01/01/2009 to 12/31/2009               $ 7.47       $ 8.56          0
   01/01/2010 to 12/31/2010               $ 8.56       $ 9.34          0
   01/01/2011 to 12/31/2011               $ 9.34       $ 9.02          0
   01/01/2012 to 12/31/2012               $ 9.02       $ 9.92          0
   01/01/2013 to 12/31/2013               $ 9.92       $12.95          0
AST INTERNATIONAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $11.16          0
   01/01/2006 to 12/31/2006               $11.16       $13.10          0
   01/01/2007 to 12/31/2007               $13.10       $15.12          0
   01/01/2008 to 12/31/2008               $15.12       $ 7.30          0
   01/01/2009 to 12/31/2009               $ 7.30       $ 9.58          0
   01/01/2010 to 12/31/2010               $ 9.58       $10.64          0
   01/01/2011 to 12/31/2011               $10.64       $ 8.99          0
   01/01/2012 to 12/31/2012               $ 8.99       $10.49          0
   01/01/2013 to 12/31/2013               $10.49       $12.12          0
AST INTERNATIONAL VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.92       $10.59          0
   01/01/2006 to 12/31/2006               $10.59       $13.09          0
   01/01/2007 to 12/31/2007               $13.09       $14.95          0
   01/01/2008 to 12/31/2008               $14.95       $ 8.12          0
   01/01/2009 to 12/31/2009               $ 8.12       $10.28          0
   01/01/2010 to 12/31/2010               $10.28       $11.08          0
   01/01/2011 to 12/31/2011               $11.08       $ 9.40          0
   01/01/2012 to 12/31/2012               $ 9.40       $10.64          0
   01/01/2013 to 12/31/2013               $10.64       $12.33          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.91       $10.53          0
   01/01/2006 to 12/31/2006               $10.53       $12.55          0
   01/01/2007 to 12/31/2007               $12.55       $13.32          0
   01/01/2008 to 12/31/2008               $13.32       $ 7.57          0
   01/01/2009 to 12/31/2009               $ 7.57       $ 9.98          0
   01/01/2010 to 12/31/2010               $ 9.98       $10.38          0
   01/01/2011 to 12/31/2011               $10.38       $ 9.14          0
   01/01/2012 to 12/31/2012               $ 9.14       $10.81          0
   01/01/2013 to 12/31/2013               $10.81       $12.10          0
AST LARGE-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.44          0
   01/01/2006 to 12/31/2006               $10.44       $11.99          0
   01/01/2007 to 12/31/2007               $11.99       $11.29          0
   01/01/2008 to 12/31/2008               $11.29       $ 6.40          0
   01/01/2009 to 12/31/2009               $ 6.40       $ 7.42          0
   01/01/2010 to 12/31/2010               $ 7.42       $ 8.14          0
   01/01/2011 to 12/31/2011               $ 8.14       $ 7.57          0
   01/01/2012 to 12/31/2012               $ 7.57       $ 8.58          0
   01/01/2013 to 12/31/2013               $ 8.58       $11.64          0
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.12       $10.78          0
   01/01/2006 to 12/31/2006               $10.78       $11.21          0
   01/01/2007 to 12/31/2007               $11.21       $12.50          0
   01/01/2008 to 12/31/2008               $12.50       $ 6.83          0
   01/01/2009 to 12/31/2009               $ 6.83       $ 8.60          0
   01/01/2010 to 12/31/2010               $ 8.60       $ 9.99          0
   01/01/2011 to 12/31/2011               $ 9.99       $ 9.60          0
   01/01/2012 to 12/31/2012               $ 9.60       $10.46          0
   01/01/2013 to 12/31/2013               $10.46       $13.86          0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.84          0
   01/01/2006 to 12/31/2006               $ 9.84       $10.48          0
   01/01/2007 to 12/31/2007               $10.48       $10.78          0
   01/01/2008 to 12/31/2008               $10.78       $ 8.03          0
   01/01/2009 to 12/31/2009               $ 8.03       $10.48          0
   01/01/2010 to 12/31/2010               $10.48       $11.53          0
   01/01/2011 to 12/31/2011               $11.53       $12.32          0
   01/01/2012 to 12/31/2012               $12.32       $12.66          0
   01/01/2013 to 12/31/2013               $12.66       $12.03          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.64          0
   01/01/2006 to 12/31/2006               $10.64       $11.32          0
   01/01/2007 to 12/31/2007               $11.32       $12.63          0
   01/01/2008 to 12/31/2008               $12.63       $ 7.81          0
   01/01/2009 to 12/31/2009               $ 7.81       $ 9.41          0
   01/01/2010 to 12/31/2010               $ 9.41       $10.30          0
   01/01/2011 to 12/31/2011               $10.30       $ 9.93          0
   01/01/2012 to 12/31/2012               $ 9.93       $11.28          0
   01/01/2013 to 12/31/2013               $11.28       $14.95          0
AST MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.06       $10.24          0
   01/01/2006 to 12/31/2006               $10.24       $11.34          0
   01/01/2007 to 12/31/2007               $11.34       $11.31          0
   01/01/2008 to 12/31/2008               $11.31       $ 6.78          0
   01/01/2009 to 12/31/2009               $ 6.78       $ 9.14          0
   01/01/2010 to 12/31/2010               $ 9.14       $10.96          0
   01/01/2011 to 12/31/2011               $10.96       $10.26          0
   01/01/2012 to 12/31/2012               $10.26       $11.79          0
   01/01/2013 to 12/31/2013               $11.79       $15.14          0
AST MONEY MARKET PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.99          0
   01/01/2006 to 12/31/2006               $ 9.99       $10.13          0
   01/01/2007 to 12/31/2007               $10.13       $10.31          0
   01/01/2008 to 12/31/2008               $10.31       $10.25          0
   01/01/2009 to 12/31/2009               $10.25       $ 9.97          0
   01/01/2010 to 12/31/2010               $ 9.97       $ 9.67          0
   01/01/2011 to 12/31/2011               $ 9.67       $ 9.38          0
   01/01/2012 to 12/31/2012               $ 9.38       $ 9.10          0
   01/01/2013 to 12/31/2013               $ 9.10       $ 8.83          0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $10.76          0
   01/01/2006 to 12/31/2006               $10.76       $11.56          0
   01/01/2007 to 12/31/2007               $11.56       $11.57          0
   01/01/2008 to 12/31/2008               $11.57       $ 6.48          0
   01/01/2009 to 12/31/2009               $ 6.48       $ 8.84          0
   01/01/2010 to 12/31/2010               $ 8.84       $10.58          0
   01/01/2011 to 12/31/2011               $10.58       $10.01          0
   01/01/2012 to 12/31/2012               $10.01       $11.37          0
   01/01/2013 to 12/31/2013               $11.37       $15.67          0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   06/20/2005* to 12/31/2005              $10.23       $11.21          0
   01/01/2006 to 12/31/2006               $11.21       $12.40          0
   01/01/2007 to 12/31/2007               $12.40       $14.70          0
   01/01/2008 to 12/31/2008               $14.70       $ 8.10          0
   01/01/2009 to 12/31/2009               $ 8.10       $10.20          0
   01/01/2010 to 12/31/2010               $10.20       $12.73          0
   01/01/2011 to 12/31/2011               $12.73       $12.56          0
   01/01/2012 to 12/31/2012               $12.56       $13.69          0
   01/01/2013 to 12/31/2013               $13.69       $17.60          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.01       $10.20             0
   01/01/2006 to 12/31/2006               $10.20       $10.66             0
   01/01/2007 to 12/31/2007               $10.66       $12.27             0
   01/01/2008 to 12/31/2008               $12.27       $ 6.84             0
   01/01/2009 to 12/31/2009               $ 6.84       $ 8.13             0
   01/01/2010 to 12/31/2010               $ 8.13       $ 9.49             0
   01/01/2011 to 04/29/2011               $ 9.49       $10.59             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $10.00       $ 9.94             0
   01/01/2006 to 12/31/2006               $ 9.94       $10.01             0
   01/01/2007 to 12/31/2007               $10.01       $10.37             0
   01/01/2008 to 12/31/2008               $10.37       $10.17             0
   01/01/2009 to 12/31/2009               $10.17       $10.88             0
   01/01/2010 to 12/31/2010               $10.88       $10.96             0
   01/01/2011 to 12/31/2011               $10.96       $10.87             0
   01/01/2012 to 12/31/2012               $10.87       $11.04             0
   01/01/2013 to 12/31/2013               $11.04       $10.48             0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.99       $10.04             0
   01/01/2006 to 12/31/2006               $10.04       $10.10             0
   01/01/2007 to 12/31/2007               $10.10       $10.61             0
   01/01/2008 to 12/31/2008               $10.61       $10.06             0
   01/01/2009 to 12/31/2009               $10.06       $11.37             0
   01/01/2010 to 12/31/2010               $11.37       $11.88             0
   01/01/2011 to 12/31/2011               $11.88       $11.89             0
   01/01/2012 to 12/31/2012               $11.89       $12.61             0
   01/01/2013 to 12/31/2013               $12.61       $12.00             0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   12/05/2005* to 12/31/2005              $10.00       $10.03             0
   01/01/2006 to 12/31/2006               $10.03       $10.50             0
   01/01/2007 to 12/31/2007               $10.50       $11.07             0
   01/01/2008 to 12/31/2008               $11.07       $ 8.65         4,182
   01/01/2009 to 12/31/2009               $ 8.65       $10.07         4,180
   01/01/2010 to 12/31/2010               $10.07       $10.80        12,907
   01/01/2011 to 12/31/2011               $10.80       $10.58        12,856
   01/01/2012 to 12/31/2012               $10.58       $11.33        10,697
   01/01/2013 to 12/31/2013               $11.33       $12.00        10,759

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.04       $10.31          0
   01/01/2006 to 12/31/2006               $10.31       $11.27          0
   01/01/2007 to 12/31/2007               $11.27       $11.71          0
   01/01/2008 to 12/31/2008               $11.71       $ 7.38          0
   01/01/2009 to 12/31/2009               $ 7.38       $ 9.59          0
   01/01/2010 to 12/31/2010               $ 9.59       $12.69          0
   01/01/2011 to 12/31/2011               $12.69       $12.19          0
   01/01/2012 to 12/31/2012               $12.19       $13.26          0
   01/01/2013 to 12/31/2013               $13.26       $17.39          0
AST SMALL-CAP VALUE PORTFOLIO
   03/14/2005 to 12/31/2005               $10.05       $10.53          0
   01/01/2006 to 12/31/2006               $10.53       $12.26          0
   01/01/2007 to 12/31/2007               $12.26       $11.22          0
   01/01/2008 to 12/31/2008               $11.22       $ 7.65          0
   01/01/2009 to 12/31/2009               $ 7.65       $ 9.42          0
   01/01/2010 to 12/31/2010               $ 9.42       $11.52          0
   01/01/2011 to 12/31/2011               $11.52       $10.51          0
   01/01/2012 to 12/31/2012               $10.51       $12.04          0
   01/01/2013 to 12/31/2013               $12.04       $16.05          0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/14/2005 to 12/31/2005               $10.08       $10.20          0
   01/01/2006 to 12/31/2006               $10.20       $12.00          0
   01/01/2007 to 12/31/2007               $12.00       $11.22          0
   01/01/2008 to 12/31/2008               $11.22       $ 6.33          0
   01/01/2009 to 12/31/2009               $ 6.33       $ 7.60          0
   01/01/2010 to 12/31/2010               $ 7.60       $ 8.35          0
   01/01/2011 to 12/31/2011               $ 8.35       $ 7.96          0
   01/01/2012 to 12/31/2012               $ 7.96       $ 9.06          0
   01/01/2013 to 12/31/2013               $ 9.06       $11.39          0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/14/2005 to 12/31/2005               $10.02       $11.98          0
   01/01/2006 to 12/31/2006               $11.98       $12.28          0
   01/01/2007 to 12/31/2007               $12.28       $12.89          0
   01/01/2008 to 12/31/2008               $12.89       $ 7.43          0
   01/01/2009 to 12/31/2009               $ 7.43       $11.06          0
   01/01/2010 to 12/31/2010               $11.06       $12.42          0
   01/01/2011 to 12/31/2011               $12.42       $11.84          0
   01/01/2012 to 12/31/2012               $11.84       $13.51          0
   01/01/2013 to 12/31/2013               $13.51       $18.87          0
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/14/2005 to 12/31/2005               $ 9.95       $ 9.34          0
   01/01/2006 to 12/31/2006               $ 9.34       $ 9.63          0
   01/01/2007 to 12/31/2007               $ 9.63       $10.24          0
   01/01/2008 to 12/31/2008               $10.24       $ 9.69          0
   01/01/2009 to 12/31/2009               $ 9.69       $10.54          0
   01/01/2010 to 12/31/2010               $10.54       $10.81          0
   01/01/2011 to 12/31/2011               $10.81       $10.92          0
   01/01/2012 to 12/31/2012               $10.92       $11.15          0
   01/01/2013 to 12/31/2013               $11.15       $10.41          0

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.96          0
   01/01/2008 to 12/31/2008               $ 9.96       $ 9.16          0
   01/01/2009 to 12/31/2009               $ 9.16       $ 9.92          0
   01/01/2010 to 12/31/2010               $ 9.92       $10.37          0
   01/01/2011 to 12/31/2011               $10.37       $10.67          0
   01/01/2012 to 12/31/2012               $10.67       $11.16          0
   01/01/2013 to 12/31/2013               $11.16       $10.66          0
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/14/2005 to 12/31/2005               $ 9.90       $10.88          0
   01/01/2006 to 12/31/2006               $10.88       $13.00          0
   01/01/2007 to 12/31/2007               $13.00       $14.50          0
   01/01/2008 to 12/31/2008               $14.50       $ 8.23          0
   01/01/2009 to 12/31/2009               $ 8.23       $ 9.25          0
   01/01/2010 to 07/16/2010               $ 9.25       $ 8.72          0
EVERGREEN VA OMEGA FUND
   03/14/2005 to 12/31/2005               $10.02       $10.50          0
   01/01/2006 to 12/31/2006               $10.50       $10.79          0
   01/01/2007 to 12/31/2007               $10.79       $11.72          0
   01/01/2008 to 12/31/2008               $11.72       $ 8.28          0
   01/01/2009 to 12/31/2009               $ 8.28       $11.56          0
   01/01/2010 to 07/16/2010               $11.56       $10.72          0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $ 8.74       $10.50          0
   01/01/2011 to 12/31/2011               $10.50       $ 8.88          0
   01/01/2012 to 12/31/2012               $ 8.88       $ 9.79          0
   01/01/2013 to 12/31/2013               $ 9.79       $11.39          0
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $10.72       $13.43          0
   01/01/2011 to 12/31/2011               $13.43       $12.33          0
   01/01/2012 to 12/31/2012               $12.33       $14.44          0
   01/01/2013 to 12/31/2013               $14.44       $19.65          0

* Denotes the start date of these sub-accounts

                                 OPTIMUM FOUR

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.08       $11.99       411,706
   01/01/2008 to 12/31/2008               $11.99       $ 8.09       371,911
   01/01/2009 to 12/31/2009               $ 8.09       $ 9.96       250,364
   01/01/2010 to 12/31/2010               $ 9.96       $11.04       243,717
   01/01/2011 to 12/31/2011               $11.04       $10.64       237,622
   01/01/2012 to 12/31/2012               $10.64       $11.86       240,813
   01/01/2013 to 12/31/2013               $11.86       $12.91       234,834
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.44       $17.54       228,111
   01/01/2008 to 12/31/2008               $17.54       $11.33       154,997
   01/01/2009 to 12/31/2009               $11.33       $13.21       198,496
   01/01/2010 to 12/31/2010               $13.21       $14.89       169,315
   01/01/2011 to 12/31/2011               $14.89       $15.27       162,593
   01/01/2012 to 05/04/2012               $15.27       $16.63             0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.00       $11.86       133,094
   01/01/2008 to 12/31/2008               $11.86       $ 8.37       237,851
   01/01/2009 to 12/31/2009               $ 8.37       $10.22       257,542
   01/01/2010 to 12/31/2010               $10.22       $11.36       323,653
   01/01/2011 to 12/31/2011               $11.36       $11.11       402,312
   01/01/2012 to 12/31/2012               $11.11       $12.37       420,485
   01/01/2013 to 12/31/2013               $12.37       $14.41       443,366
AST BOND PORTFOLIO 2015
   01/28/2008* to 12/31/2008              $10.00       $11.38       161,639
   01/01/2009 to 12/31/2009               $11.38       $11.23       140,596
   01/01/2010 to 12/31/2010               $11.23       $12.16        82,764
   01/01/2011 to 12/31/2011               $12.16       $12.81        90,616
   01/01/2012 to 12/31/2012               $12.81       $13.06        53,184
   01/01/2013 to 12/31/2013               $13.06       $12.89        60,588

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009              $10.00       $ 9.45           981
   01/01/2010 to 12/31/2010               $ 9.45       $10.35         1,607
   01/01/2011 to 12/31/2011               $10.35       $11.23         5,489
   01/01/2012 to 12/31/2012               $11.23       $11.58         5,649
   01/01/2013 to 12/31/2013               $11.58       $11.39         1,513
AST BOND PORTFOLIO 2017
   01/04/2010* to 12/31/2010              $10.00       $10.85             0
   01/01/2011 to 12/31/2011               $10.85       $11.97         1,453
   01/01/2012 to 12/31/2012               $11.97       $12.45         2,044
   01/01/2013 to 12/31/2013               $12.45       $12.08             3
AST BOND PORTFOLIO 2018
   01/28/2008* to 12/31/2008              $10.00       $12.13        11,683
   01/01/2009 to 12/31/2009               $12.13       $11.28         9,475
   01/01/2010 to 12/31/2010               $11.28       $12.41             0
   01/01/2011 to 12/31/2011               $12.41       $13.96         2,627
   01/01/2012 to 12/31/2012               $13.96       $14.61         4,673
   01/01/2013 to 12/31/2013               $14.61       $14.01        23,692
AST BOND PORTFOLIO 2019
   01/28/2008* to 12/31/2008              $10.00       $12.20         9,569
   01/01/2009 to 12/31/2009               $12.20       $11.14             0
   01/01/2010 to 12/31/2010               $11.14       $12.29         4,945
   01/01/2011 to 12/31/2011               $12.29       $14.11             0
   01/01/2012 to 12/31/2012               $14.11       $14.78        12,165
   01/01/2013 to 12/31/2013               $14.78       $13.93        22,233
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009              $10.00       $ 8.86             0
   01/01/2010 to 12/31/2010               $ 8.86       $ 9.81         1,268
   01/01/2011 to 12/31/2011               $ 9.81       $11.53             0
   01/01/2012 to 12/31/2012               $11.53       $12.13           768
   01/01/2013 to 12/31/2013               $12.13       $11.23       169,824
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010              $10.00       $11.10         2,981
   01/01/2011 to 12/31/2011               $11.10       $13.22         6,222
   01/01/2012 to 12/31/2012               $13.22       $13.97             0
   01/01/2013 to 12/31/2013               $13.97       $12.87             0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011              $10.00       $12.12         3,562
   01/01/2012 to 12/31/2012               $12.12       $12.70        19,197
   01/01/2013 to 12/31/2013               $12.70       $11.35         1,129
AST BOND PORTFOLIO 2023
   01/03/2012* to 12/31/2012              $10.00       $10.48        10,462
   01/01/2013 to 12/31/2013               $10.48       $ 9.32       119,441

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST BOND PORTFOLIO 2024
   01/02/2013* to 12/31/2013              $10.00       $ 8.82        84,645
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $11.22       $12.24       420,583
   01/01/2008 to 12/31/2008               $12.24       $ 7.88       495,503
   01/01/2009 to 12/31/2009               $ 7.88       $ 9.78       462,021
   01/01/2010 to 12/31/2010               $ 9.78       $10.98       364,312
   01/01/2011 to 12/31/2011               $10.98       $10.61       310,209
   01/01/2012 to 12/31/2012               $10.61       $11.94       351,268
   01/01/2013 to 12/31/2013               $11.94       $14.50       365,259
AST COHEN & STEERS REALTY PORTFOLIO
   03/19/2007 to 12/31/2007               $31.90       $24.67       155,081
   01/01/2008 to 12/31/2008               $24.67       $15.86       111,995
   01/01/2009 to 12/31/2009               $15.86       $20.71        96,981
   01/01/2010 to 12/31/2010               $20.71       $26.39        88,762
   01/01/2011 to 12/31/2011               $26.39       $27.85        75,280
   01/01/2012 to 12/31/2012               $27.85       $31.80        92,654
   01/01/2013 to 12/31/2013               $31.80       $32.47        76,651
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $12.62       $13.64       189,572
   01/01/2008 to 12/31/2008               $13.64       $ 7.55       125,578
   01/01/2009 to 12/31/2009               $ 7.55       $ 9.92        89,622
   01/01/2010 to 12/31/2010               $ 9.92       $13.01        81,914
   01/01/2011 to 12/31/2011               $13.01       $11.19       137,269
   01/01/2012 to 12/31/2012               $11.19       $13.30       130,099
   01/01/2013 to 12/31/2013               $13.30       $18.55       126,485
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $28.49       $29.91       507,472
   01/01/2008 to 12/31/2008               $29.91       $17.56       379,447
   01/01/2009 to 12/31/2009               $17.56       $20.72       266,028
   01/01/2010 to 12/31/2010               $20.72       $23.16       214,419
   01/01/2011 to 12/31/2011               $23.16       $21.66       193,150
   01/01/2012 to 12/31/2012               $21.66       $25.66       182,309
   01/01/2013 to 12/31/2013               $25.66       $33.93       177,804
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 4.77       $ 5.43       362,040
   01/01/2008 to 12/31/2008               $ 5.43       $ 3.18       295,139
   01/01/2009 to 12/31/2009               $ 3.18       $ 4.95       301,894
   01/01/2010 to 12/31/2010               $ 4.95       $ 5.87       288,663
   01/01/2011 to 12/31/2011               $ 5.87       $ 5.64       242,754
   01/01/2012 to 12/31/2012               $ 5.64       $ 6.68       295,653
   01/01/2013 to 12/31/2013               $ 6.68       $ 8.74       280,627

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST HERNDON LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST BLACKROCK VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.65       $14.77       205,376
   01/01/2008 to 12/31/2008               $14.77       $ 9.17       175,827
   01/01/2009 to 12/31/2009               $ 9.17       $10.73       110,665
   01/01/2010 to 12/31/2010               $10.73       $11.95        84,321
   01/01/2011 to 12/31/2011               $11.95       $11.77        70,324
   01/01/2012 to 12/31/2012               $11.77       $13.21        70,906
   01/01/2013 to 12/31/2013               $13.21       $17.61        70,433
AST INTERNATIONAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $22.26       $26.40       715,857
   01/01/2008 to 12/31/2008               $26.40       $13.01       552,699
   01/01/2009 to 12/31/2009               $13.01       $17.42       377,357
   01/01/2010 to 12/31/2010               $17.42       $19.75       307,090
   01/01/2011 to 12/31/2011               $19.75       $17.03       256,898
   01/01/2012 to 12/31/2012               $17.03       $20.29       244,689
   01/01/2013 to 12/31/2013               $20.29       $23.91       227,893
AST INTERNATIONAL VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $20.79       $23.92       246,638
   01/01/2008 to 12/31/2008               $23.92       $13.26       126,470
   01/01/2009 to 12/31/2009               $13.26       $17.13       165,528
   01/01/2010 to 12/31/2010               $17.13       $18.84       155,007
   01/01/2011 to 12/31/2011               $18.84       $16.31       132,978
   01/01/2012 to 12/31/2012               $16.31       $18.84        69,926
   01/01/2013 to 12/31/2013               $18.84       $22.29        59,140
AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
FORMERLY, AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   03/19/2007 to 12/31/2007               $24.10       $26.09       233,797
   01/01/2008 to 12/31/2008               $26.09       $15.14       128,075
   01/01/2009 to 12/31/2009               $15.14       $20.37       111,338
   01/01/2010 to 12/31/2010               $20.37       $21.61        99,329
   01/01/2011 to 12/31/2011               $21.61       $19.43        88,820
   01/01/2012 to 12/31/2012               $19.43       $23.46       106,686
   01/01/2013 to 12/31/2013               $23.46       $26.79        85,086
AST LARGE-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $26.11       $25.41       451,318
   01/01/2008 to 12/31/2008               $25.41       $14.72       267,385
   01/01/2009 to 12/31/2009               $14.72       $17.40       205,587
   01/01/2010 to 12/31/2010               $17.40       $19.50       184,694
   01/01/2011 to 12/31/2011               $19.50       $18.50       150,135
   01/01/2012 to 12/31/2012               $18.50       $21.40       129,302
   01/01/2013 to 12/31/2013               $21.40       $29.63       125,403

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
FORMERLY, AST MARSICO CAPITAL GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $19.69       $22.29        971,315
   01/01/2008 to 12/31/2008               $22.29       $12.43        710,826
   01/01/2009 to 12/31/2009               $12.43       $15.97        454,565
   01/01/2010 to 12/31/2010               $15.97       $18.93        364,357
   01/01/2011 to 12/31/2011               $18.93       $18.57        314,477
   01/01/2012 to 12/31/2012               $18.57       $20.64        298,859
   01/01/2013 to 12/31/2013               $20.64       $27.92        283,764
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $14.26       $14.68        220,080
   01/01/2008 to 12/31/2008               $14.68       $11.16        140,679
   01/01/2009 to 12/31/2009               $11.16       $14.87        152,690
   01/01/2010 to 12/31/2010               $14.87       $16.69        119,402
   01/01/2011 to 12/31/2011               $16.69       $18.20         95,056
   01/01/2012 to 12/31/2012               $18.20       $19.09        125,238
   01/01/2013 to 12/31/2013               $19.09       $18.52        176,423
AST MFS GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $ 8.71       $ 9.99        385,830
   01/01/2008 to 12/31/2008               $ 9.99       $ 6.30        283,991
   01/01/2009 to 12/31/2009               $ 6.30       $ 7.75        357,512
   01/01/2010 to 12/31/2010               $ 7.75       $ 8.65        303,538
   01/01/2011 to 12/31/2011               $ 8.65       $ 8.52        270,926
   01/01/2012 to 12/31/2012               $ 8.52       $ 9.87        195,704
   01/01/2013 to 12/31/2013               $ 9.87       $13.36        147,093
AST MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $14.11       $14.12        123,018
   01/01/2008 to 12/31/2008               $14.12       $ 8.65         81,270
   01/01/2009 to 12/31/2009               $ 8.65       $11.89         67,540
   01/01/2010 to 12/31/2010               $11.89       $14.55         63,900
   01/01/2011 to 12/31/2011               $14.55       $13.91         39,508
   01/01/2012 to 12/31/2012               $13.91       $16.30         57,927
   01/01/2013 to 12/31/2013               $16.30       $21.37         35,635
AST MONEY MARKET PORTFOLIO
   03/19/2007 to 12/31/2007               $13.73       $14.14      2,274,112
   01/01/2008 to 12/31/2008               $14.14       $14.35      2,934,205
   01/01/2009 to 12/31/2009               $14.35       $14.25      1,421,640
   01/01/2010 to 12/31/2010               $14.25       $14.11      1,176,323
   01/01/2011 to 12/31/2011               $14.11       $13.97        824,499
   01/01/2012 to 12/31/2012               $13.97       $13.83        713,101
   01/01/2013 to 12/31/2013               $13.83       $13.69        710,651

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $35.44       $35.87       379,524
   01/01/2008 to 12/31/2008               $35.87       $20.51       269,632
   01/01/2009 to 12/31/2009               $20.51       $28.55       181,892
   01/01/2010 to 12/31/2010               $28.55       $34.89       147,445
   01/01/2011 to 12/31/2011               $34.89       $33.69       125,064
   01/01/2012 to 12/31/2012               $33.69       $39.06       118,486
   01/01/2013 to 12/31/2013               $39.06       $54.91       108,908
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $25.39       $29.67       403,400
   01/01/2008 to 12/31/2008               $29.67       $16.69       258,551
   01/01/2009 to 12/31/2009               $16.69       $21.45       202,478
   01/01/2010 to 12/31/2010               $21.45       $27.32       181,262
   01/01/2011 to 12/31/2011               $27.32       $27.50       154,240
   01/01/2012 to 12/31/2012               $27.50       $30.60       127,169
   01/01/2013 to 12/31/2013               $30.60       $40.17       109,479
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $10.58       $12.29       291,364
   01/01/2008 to 12/31/2008               $12.29       $ 6.99       185,040
   01/01/2009 to 12/31/2009               $ 6.99       $ 8.48       130,897
   01/01/2010 to 12/31/2010               $ 8.48       $10.10       108,496
   01/01/2011 to 04/29/2011               $10.10       $11.35             0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.85       $16.61       476,073
   01/01/2008 to 12/31/2008               $16.61       $16.63       417,181
   01/01/2009 to 12/31/2009               $16.63       $18.15       376,120
   01/01/2010 to 12/31/2010               $18.15       $18.67       283,949
   01/01/2011 to 12/31/2011               $18.67       $18.90       241,831
   01/01/2012 to 12/31/2012               $18.90       $19.58       267,544
   01/01/2013 to 12/31/2013               $19.58       $18.97       254,029
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $19.37       $20.48       932,528
   01/01/2008 to 12/31/2008               $20.48       $19.82       673,230
   01/01/2009 to 12/31/2009               $19.82       $22.86       695,034
   01/01/2010 to 12/31/2010               $22.86       $24.38       586,949
   01/01/2011 to 12/31/2011               $24.38       $24.90       532,204
   01/01/2012 to 12/31/2012               $24.90       $26.95       554,965
   01/01/2013 to 12/31/2013               $26.95       $26.19       425,830
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   03/19/2007 to 12/31/2007               $10.79       $11.55        89,895
   01/01/2008 to 12/31/2008               $11.55       $ 9.21       152,701
   01/01/2009 to 12/31/2009               $ 9.21       $10.94       182,513
   01/01/2010 to 12/31/2010               $10.94       $11.98       203,990
   01/01/2011 to 12/31/2011               $11.98       $11.98       173,004
   01/01/2012 to 12/31/2012               $11.98       $13.09       274,996
   01/01/2013 to 12/31/2013               $13.09       $14.15       348,267

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST SMALL-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $17.47       $18.11       238,483
   01/01/2008 to 12/31/2008               $18.11       $11.66       196,511
   01/01/2009 to 12/31/2009               $11.66       $15.45       165,746
   01/01/2010 to 12/31/2010               $15.45       $20.87       138,847
   01/01/2011 to 12/31/2011               $20.87       $20.46       118,573
   01/01/2012 to 12/31/2012               $20.46       $22.72       122,406
   01/01/2013 to 12/31/2013               $22.72       $30.40        97,212
AST SMALL-CAP VALUE PORTFOLIO
   03/19/2007 to 12/31/2007               $25.10       $23.42       357,717
   01/01/2008 to 12/31/2008               $23.42       $16.30       265,536
   01/01/2009 to 12/31/2009               $16.30       $20.49       179,703
   01/01/2010 to 12/31/2010               $20.49       $25.56       142,958
   01/01/2011 to 12/31/2011               $25.56       $23.79       125,180
   01/01/2012 to 12/31/2012               $23.79       $27.83       104,650
   01/01/2013 to 12/31/2013               $27.83       $37.86       104,841
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
   03/19/2007 to 12/31/2007               $15.28       $14.85       396,679
   01/01/2008 to 12/31/2008               $14.85       $ 8.54       201,923
   01/01/2009 to 12/31/2009               $ 8.54       $10.47       124,152
   01/01/2010 to 12/31/2010               $10.47       $11.74       109,186
   01/01/2011 to 12/31/2011               $11.74       $11.43        78,033
   01/01/2012 to 12/31/2012               $11.43       $13.27       174,018
   01/01/2013 to 12/31/2013               $13.27       $17.03        99,497
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   03/19/2007 to 12/31/2007               $15.60       $16.92       156,491
   01/01/2008 to 12/31/2008               $16.92       $ 9.96       118,069
   01/01/2009 to 12/31/2009               $ 9.96       $15.12       139,111
   01/01/2010 to 12/31/2010               $15.12       $17.33        91,822
   01/01/2011 to 12/31/2011               $17.33       $16.87        92,278
   01/01/2012 to 12/31/2012               $16.87       $19.63       117,823
   01/01/2013 to 12/31/2013               $19.63       $28.00       106,243
AST TEMPLETON GLOBAL BOND PORTFOLIO
FORMERLY, AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   03/19/2007 to 12/31/2007               $15.17       $16.31       195,478
   01/01/2008 to 12/31/2008               $16.31       $15.75       157,502
   01/01/2009 to 12/31/2009               $15.75       $17.49       152,843
   01/01/2010 to 12/31/2010               $17.49       $18.30       130,474
   01/01/2011 to 12/31/2011               $18.30       $18.87       127,285
   01/01/2012 to 12/31/2012               $18.87       $19.66       130,910
   01/01/2013 to 12/31/2013               $19.66       $18.73       127,379

                                                                   NUMBER OF
                                       ACCUMULATION ACCUMULATION  ACCUMULATION
                                        UNIT VALUE   UNIT VALUE      UNITS
                                       AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                            OF PERIOD    OF PERIOD   END OF PERIOD
------------                           ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007              $10.00       $ 9.99         5,043
   01/01/2008 to 12/31/2008               $ 9.99       $ 9.37        57,790
   01/01/2009 to 12/31/2009               $ 9.37       $10.36        14,693
   01/01/2010 to 12/31/2010               $10.36       $11.05        13,807
   01/01/2011 to 12/31/2011               $11.05       $11.60        26,245
   01/01/2012 to 12/31/2012               $11.60       $12.39        38,757
   01/01/2013 to 12/31/2013               $12.39       $12.08        28,282
EVERGREEN VA INTERNATIONAL EQUITY FUND
   03/19/2007 to 12/31/2007               $17.30       $19.67        52,809
   01/01/2008 to 12/31/2008               $19.67       $11.40        35,866
   01/01/2009 to 12/31/2009               $11.40       $13.08        27,089
   01/01/2010 to 07/16/2010               $13.08       $12.47             0
EVERGREEN VA OMEGA FUND
   03/19/2007 to 12/31/2007               $10.48       $11.77         5,307
   01/01/2008 to 12/31/2008               $11.77       $ 8.49         6,360
   01/01/2009 to 12/31/2009               $ 8.49       $12.10        13,022
   01/01/2010 to 07/16/2010               $12.10       $11.34             0
WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $12.49       $15.14        24,499
   01/01/2011 to 12/31/2011               $15.14       $13.07        29,906
   01/01/2012 to 12/31/2012               $13.07       $14.71        29,228
   01/01/2013 to 12/31/2013               $14.71       $17.47        30,007
WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
   07/16/2010* to 12/31/2010              $11.34       $14.34         6,844
   01/01/2011 to 12/31/2011               $14.34       $13.44        14,852
   01/01/2012 to 12/31/2012               $13.44       $16.07        10,531
   01/01/2013 to 12/31/2013               $16.07       $22.30         9,762

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST       AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   MULTI-ASSET                      AST
                                                 LARGE-CAP     LARGE-CAP        WORLD          AST       COHEN & STEERS
                                                   VALUE        GROWTH       STRATEGIES    MONEY MARKET      REALTY
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------- ------------- --------------  ------------  --------------
ASSETS
  Investment in the portfolios, at fair value. $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ------------  ------------  --------------  ------------   ------------
  Net Assets.................................. $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ============  ============  ==============  ============   ============

NET ASSETS, representing:
  Accumulation units.......................... $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ------------  ------------  --------------  ------------   ------------
                                               $716,557,976  $592,865,843  $1,213,789,149  $791,597,983   $159,581,189
                                               ============  ============  ==============  ============   ============

  Units outstanding...........................   37,349,052    33,289,293      81,192,301    73,054,486      5,542,397
                                               ============  ============  ==============  ============   ============

  Portfolio shares held.......................   30,452,953    28,765,931      76,773,507   791,597,983     21,080,738
  Portfolio net asset value per share......... $      23.53  $      20.61  $        15.81  $       1.00   $       7.57
  Investment in portfolio shares, at cost..... $442,432,432  $388,641,442  $1,019,834,438  $791,597,983   $143,123,339

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                    AST           AST       AST SCHRODERS
                                               GOLDMAN SACHS T. ROWE PRICE   MULTI-ASSET                      AST
                                                 LARGE-CAP     LARGE-CAP        WORLD          AST       COHEN & STEERS
                                                   VALUE        GROWTH       STRATEGIES    MONEY MARKET      REALTY
                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------- ------------- --------------  ------------  --------------
                                                01/01/2013    01/01/2013     01/01/2013     01/01/2013     01/01/2013
                                                    TO            TO             TO             TO             TO
                                                12/31/2013    12/31/2013     12/31/2013     12/31/2013     12/31/2013
                                               ------------- ------------- --------------  ------------  --------------
INVESTMENT INCOME
  Dividend income............................. $          0  $          0  $            0  $          0   $          0
                                               ------------  ------------  --------------  ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,710,219     8,351,684      21,031,748    14,789,744      2,767,512
                                               ------------  ------------  --------------  ------------   ------------

NET INVESTMENT INCOME (LOSS)..................  (11,710,219)   (8,351,684)    (21,031,748)  (14,789,744)    (2,767,512)
                                               ------------  ------------  --------------  ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0               0             0              0
  Realized gain (loss) on shares
   redeemed...................................   50,875,035    27,729,699      34,202,790             0     12,349,955
  Net change in unrealized gain (loss) on
   investments................................  142,483,312   149,130,691     126,969,904             0     (7,437,413)
                                               ------------  ------------  --------------  ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................  193,358,347   176,860,390     161,172,694             0      4,912,542
                                               ------------  ------------  --------------  ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $181,648,128  $168,508,706  $  140,140,946  $(14,789,744)  $  2,145,030
                                               ============  ============  ==============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                  AST
AST J.P. MORGAN    AST HERNDON                 FEDERATED        AST           AST         AST GOLDMAN      AST GOLDMAN
   STRATEGIC        LARGE-CAP       AST        AGGRESSIVE     MID-CAP      SMALL-CAP         SACHS            SACHS
 OPPORTUNITIES        VALUE      HIGH YIELD      GROWTH        VALUE         VALUE        CONCENTRATED       MID-CAP
   PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO GROWTH PORTFOLIO
---------------   ------------  ------------  ------------  ------------  ------------  ---------------- ----------------
$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------
$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
==============    ============  ============  ============  ============  ============    ============     ============

$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------
$1,196,352,865    $148,095,391  $393,330,721  $323,755,987  $116,161,773  $370,911,276    $317,909,413     $286,930,878
==============    ============  ============  ============  ============  ============    ============     ============

    78,019,025       8,256,373    19,537,307    15,357,168     5,480,263    13,096,237      13,368,449       19,606,942
==============    ============  ============  ============  ============  ============    ============     ============

    76,689,286      11,542,899    47,908,736    23,875,810     6,536,960    18,093,233       7,818,726       41,344,507
$        15.60    $      12.83  $       8.21  $      13.56  $      17.77  $      20.50    $      40.66     $       6.94
$  967,252,674    $104,452,621  $368,134,209  $222,252,806  $ 83,518,299  $225,480,320    $195,962,829     $216,401,084


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                  AST
AST J.P. MORGAN    AST HERNDON                 FEDERATED        AST           AST         AST GOLDMAN      AST GOLDMAN
   STRATEGIC        LARGE-CAP       AST        AGGRESSIVE     MID-CAP      SMALL-CAP         SACHS            SACHS
 OPPORTUNITIES        VALUE      HIGH YIELD      GROWTH        VALUE         VALUE        CONCENTRATED       MID-CAP
   PORTFOLIO        PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    GROWTH PORTFOLIO GROWTH PORTFOLIO
---------------   ------------  ------------  ------------  ------------  ------------  ---------------- ----------------
  01/01/2013       01/01/2013    01/01/2013    01/01/2013    01/01/2013    01/01/2013      01/01/2013       01/01/2013
      TO               TO            TO            TO            TO            TO              TO               TO
  12/31/2013       12/31/2013    12/31/2013    12/31/2013    12/31/2013    12/31/2013      12/31/2013       12/31/2013
---------------   ------------  ------------  ------------  ------------  ------------  ---------------- ----------------

$            0    $          0  $          0  $          0  $          0  $          0    $          0     $          0
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

    21,380,049       2,397,443     5,968,397     4,986,358     1,863,817     5,826,293       4,430,996        4,344,793
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

   (21,380,049)     (2,397,443)   (5,968,397)   (4,986,358)   (1,863,817)   (5,826,293)     (4,430,996)      (4,344,793)
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

             0               0             0             0             0             0               0                0
    55,849,831      10,688,369    22,293,072     8,080,472     8,326,905    33,606,474      15,799,645        5,736,365
    69,501,353      31,628,022     5,213,130    92,519,909    22,352,115    74,176,353      61,221,576       64,677,315
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

   125,351,184      42,316,391    27,506,202   100,600,381    30,679,020   107,782,827      77,021,221       70,413,680
--------------    ------------  ------------  ------------  ------------  ------------    ------------     ------------

$  103,971,135    $ 39,918,948  $ 21,537,805  $ 95,614,023  $ 28,815,203  $101,956,534    $ 72,590,225     $ 66,068,887
==============    ============  ============  ============  ============  ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                 AST GOLDMAN                         AST              AST
                                                    SACHS            AST         LORD ABBETT     LOOMIS SAYLES       AST
                                                  SMALL-CAP       LARGE-CAP       CORE FIXED       LARGE-CAP      MFS GROWTH
                                               VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.  $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ------------    ------------     ------------     ------------   ------------
  Net Assets..................................  $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ============    ============     ============     ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ------------    ------------     ------------     ------------   ------------
                                                $237,751,642    $326,159,462     $302,618,771     $867,985,580   $266,959,239
                                                ============    ============     ============     ============   ============

  Units outstanding...........................     6,989,167      19,346,729       18,062,677       46,096,642     18,804,818
                                                ============    ============     ============     ============   ============

  Portfolio shares held.......................    14,143,465      16,422,934       26,851,710       29,745,907     17,482,596
  Portfolio net asset value per share.........  $      16.81    $      19.86     $      11.27     $      29.18   $      15.27
  Investment in portfolio shares, at cost.....  $163,025,865    $211,786,329     $298,358,530     $506,754,809   $158,202,651

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                 AST GOLDMAN                         AST              AST
                                                    SACHS            AST         LORD ABBETT     LOOMIS SAYLES       AST
                                                  SMALL-CAP       LARGE-CAP       CORE FIXED       LARGE-CAP      MFS GROWTH
                                               VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               --------------- --------------- ---------------- ---------------- ------------
                                                 01/01/2013      01/01/2013       01/01/2013       01/01/2013     01/01/2013
                                                     TO              TO               TO               TO             TO
                                                 12/31/2013      12/31/2013       12/31/2013       12/31/2013     12/31/2013
                                               --------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................  $          0    $          0     $          0     $          0   $          0
                                                ------------    ------------     ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     3,112,486       4,948,216        5,404,562       14,242,493      4,000,760
                                                ------------    ------------     ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................    (3,112,486)     (4,948,216)      (5,404,562)     (14,242,493)    (4,000,760)
                                                ------------    ------------     ------------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0                0                0              0
  Realized gain (loss) on shares
   redeemed...................................    12,005,093      10,298,045       10,501,235       88,425,930     18,822,048
  Net change in unrealized gain (loss) on
   investments................................    52,161,221      81,029,193      (17,439,882)     165,195,823     57,363,411
                                                ------------    ------------     ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................    64,166,314      91,327,238       (6,938,647)     253,621,753     76,185,459
                                                ------------    ------------     ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 61,053,828    $ 86,379,022     $(12,343,209)    $239,379,260   $ 72,184,699
                                                ============    ============     ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                              AST
 AST NEUBERGER    AST NEUBERGER      AST            AST            AST            AST          AST       T. ROWE PRICE
     BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE    QMA US        NATURAL
    MID-CAP          MID-CAP        GROWTH     MATURITY BOND   RETURN BOND   EQUITY INCOME EQUITY ALPHA    RESOURCES
GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------
  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ============    ============   ============  ============  ==============  ============  ============  ============

  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------
  $328,826,764    $453,512,760   $192,230,133  $578,095,122  $1,968,656,381  $256,073,057  $152,204,001  $238,898,671
  ============    ============   ============  ============  ==============  ============  ============  ============

    12,879,237      13,190,081      8,471,349    42,059,408     118,806,036    15,973,740     8,838,673     7,867,020
  ============    ============   ============  ============  ==============  ============  ============  ============

    10,158,380      18,841,411      6,275,878    55,854,601     160,183,595    20,785,151     8,451,083    10,510,280
  $      32.37    $      24.07   $      30.63  $      10.35  $        12.29  $      12.32  $      18.01  $      22.73
  $216,988,211    $260,001,720   $143,673,797  $586,299,925  $1,928,136,690  $180,981,743  $103,092,580  $209,272,772


                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                                                                                                              AST
 AST NEUBERGER    AST NEUBERGER      AST            AST            AST            AST          AST       T. ROWE PRICE
     BERMAN        BERMAN/LSV     SMALL-CAP    PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE    QMA US        NATURAL
    MID-CAP          MID-CAP        GROWTH     MATURITY BOND   RETURN BOND   EQUITY INCOME EQUITY ALPHA    RESOURCES
GROWTH PORTFOLIO VALUE PORTFOLIO  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
   01/01/2013      01/01/2013     01/01/2013    01/01/2013     01/01/2013     01/01/2013    01/01/2013    01/01/2013
       TO              TO             TO            TO             TO             TO            TO            TO
   12/31/2013      12/31/2013     12/31/2013    12/31/2013     12/31/2013     12/31/2013    12/31/2013    12/31/2013
---------------- --------------- ------------  ------------- --------------  ------------- ------------  -------------
  $          0    $          0   $          0  $          0  $            0  $          0  $          0  $          0
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

     4,275,509       6,283,241      2,674,177    10,213,000      35,799,279     4,154,350     2,105,497     3,921,546
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

    (4,275,509)     (6,283,241)    (2,674,177)  (10,213,000)    (35,799,279)   (4,154,350)   (2,105,497)   (3,921,546)
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

             0               0              0             0               0             0             0             0
    18,466,881      35,320,018      8,116,173     7,118,883      31,091,623    15,231,205    14,591,642    (8,979,998)
    60,979,123     101,638,553     39,569,488   (20,545,667)    (75,743,770)   43,510,610    24,305,832    42,318,270
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

    79,446,004     136,958,571     47,685,661   (13,426,784)    (44,652,147)   58,741,815    38,897,474    33,338,272
  ------------    ------------   ------------  ------------  --------------  ------------  ------------  ------------

  $ 75,170,495    $130,675,330   $ 45,011,484  $(23,639,784) $  (80,451,426) $ 54,587,465  $ 36,791,977  $ 29,416,726
  ============    ============   ============  ============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------


                                                     AST             AST          AST             AST             AST
                                                T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL     J.P. MORGAN      TEMPLETON
                                               ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL    GLOBAL BOND
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ------------  ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.  $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                --------------  ------------  ------------    ------------   ------------
  Net Assets..................................  $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                ==============  ============  ============    ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                --------------  ------------  ------------    ------------   ------------
                                                $2,282,502,875  $162,555,368  $247,773,948    $227,979,274   $234,910,764
                                                ==============  ============  ============    ============   ============

  Units outstanding...........................     125,027,974    10,200,369    10,878,009      11,340,058     15,013,269
                                                ==============  ============  ============    ============   ============

  Portfolio shares held.......................     102,446,269     8,858,603    16,354,716       8,901,963     21,811,584
  Portfolio net asset value per share.........  $        22.28  $      18.35  $      15.15    $      25.61   $      10.77
  Investment in portfolio shares, at cost.....  $1,769,772,865  $130,088,004  $185,716,509    $182,115,011   $239,445,186

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------


                                                     AST             AST          AST             AST             AST
                                                T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL     J.P. MORGAN      TEMPLETON
                                               ASSET ALLOCATION     VALUE        EQUITY      INTERNATIONAL    GLOBAL BOND
                                                  PORTFOLIO       PORTFOLIO    PORTFOLIO    EQUITY PORTFOLIO   PORTFOLIO
                                               ---------------- ------------- ------------  ---------------- ------------
                                                  01/01/2013     01/01/2013    01/01/2013      01/01/2013     01/01/2013
                                                      TO             TO            TO              TO             TO
                                                  12/31/2013     12/31/2013    12/31/2013      12/31/2013     12/31/2013
                                               ---------------- ------------- ------------  ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................  $            0  $          0  $          0    $          0   $          0
                                                --------------  ------------  ------------    ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      36,823,915     2,601,745     3,130,052       3,348,282      4,023,776
                                                --------------  ------------  ------------    ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (36,823,915)   (2,601,745)   (3,130,052)     (3,348,282)    (4,023,776)
                                                --------------  ------------  ------------    ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........               0             0             0               0              0
  Realized gain (loss) on shares
   redeemed...................................      42,979,657     3,314,826     8,555,484       8,808,308     (1,439,658)
  Net change in unrealized gain (loss) on
   investments................................     284,047,158    23,074,273    38,759,028      20,804,680     (9,036,912)
                                                --------------  ------------  ------------    ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     327,026,815    26,389,099    47,314,512      29,612,988    (10,476,570)
                                                --------------  ------------  ------------    ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $  290,202,900  $ 23,787,354  $ 44,184,460    $ 26,264,706   $(14,500,346)
                                                ==============  ============  ============    ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                    AST
                      AST           AST           ACADEMIC          AST             AST
                  WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
      AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS      AST RCM
 INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL WORLD TRENDS
GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------
  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------
  $477,721,489   $467,374,125  $5,051,181,611  $3,259,448,583  $3,148,147,878  $2,524,817,231   $951,082,491   $913,351,417
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

    22,847,182     38,068,367     371,723,582     268,594,164     230,217,522     189,790,702     71,793,067     81,060,203
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

    33,832,967     38,980,327     360,541,157     259,303,785     228,126,658     191,855,413     67,934,464     79,490,985
  $      14.12   $      11.99  $        14.01  $        12.57  $        13.80  $        13.16   $      14.00   $      11.49
  $352,390,498   $394,690,797  $3,776,325,000  $2,668,054,884  $2,472,877,820  $2,137,260,829   $770,880,206   $773,547,718


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                    AST
                      AST           AST           ACADEMIC          AST             AST
                  WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION         AST
      AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET          SCHRODERS      AST RCM
 INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION    GLOBAL TACTICAL WORLD TRENDS
GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
   01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013      01/01/2013      01/01/2013     01/01/2013
       TO             TO             TO              TO              TO              TO              TO             TO
   12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013      12/31/2013      12/31/2013     12/31/2013
---------------- ------------- --------------  --------------  --------------  --------------  --------------- ------------
  $          0   $          0  $            0  $            0  $            0  $            0   $          0   $          0
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

     7,728,273      6,062,388      87,642,787      62,579,779      53,483,770      50,245,986     14,485,769     15,467,588
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

    (7,728,273)    (6,062,388)    (87,642,787)    (62,579,779)    (53,483,770)    (50,245,986)   (14,485,769)   (15,467,588)
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

             0              0               0               0               0               0              0              0
    26,935,066     11,760,010     110,033,475     137,141,892      78,452,399     187,479,791     24,183,281     22,595,970
    51,243,852     52,595,015     815,483,847     170,246,951     406,791,717      49,973,969    115,395,421     82,896,744
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

    78,178,918     64,355,025     925,517,322     307,388,843     485,244,116     237,453,760    139,578,702    105,492,714
  ------------   ------------  --------------  --------------  --------------  --------------   ------------   ------------

  $ 70,450,645   $ 58,292,637  $  837,874,535  $  244,809,064  $  431,760,346  $  187,207,774   $125,092,933   $ 90,025,126
  ============   ============  ==============  ==============  ==============  ==============   ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                    AST           AST           AST
                                                J.P. MORGAN     GOLDMAN    FI PYRAMIS(R)      AST
                                                  GLOBAL         SACHS         ASSET     WESTERN ASSET
                                                 THEMATIC     MULTI-ASSET   ALLOCATION     CORE PLUS    DAVIS VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO  PORTFOLIO
                                               ------------  ------------  ------------- -------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ------------  ------------  ------------   ------------  ----------
  Net Assets.................................. $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ============  ============  ============   ============  ==========

NET ASSETS, representing:
  Accumulation units.......................... $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ------------  ------------  ------------   ------------  ----------
                                               $762,092,776  $826,552,168  $512,895,637   $430,241,976  $1,205,187
                                               ============  ============  ============   ============  ==========

  Units outstanding...........................   61,737,019    70,368,288    42,246,292     37,183,852      79,364
                                               ============  ============  ============   ============  ==========

  Portfolio shares held.......................   60,627,906    71,070,694    40,738,335     40,742,611      89,406
  Portfolio net asset value per share......... $      12.57  $      11.63  $      12.59   $      10.56  $    13.48
  Investment in portfolio shares, at cost..... $615,378,011  $716,484,123  $412,930,856   $431,484,593  $  886,353

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                    AST           AST           AST
                                                J.P. MORGAN     GOLDMAN    FI PYRAMIS(R)      AST
                                                  GLOBAL         SACHS         ASSET     WESTERN ASSET
                                                 THEMATIC     MULTI-ASSET   ALLOCATION     CORE PLUS    DAVIS VALUE
                                                 PORTFOLIO     PORTFOLIO     PORTFOLIO   BOND PORTFOLIO  PORTFOLIO
                                               ------------  ------------  ------------- -------------- -----------
                                                01/01/2013    01/01/2013    01/01/2013     01/01/2013   01/01/2013
                                                    TO            TO            TO             TO           TO
                                                12/31/2013    12/31/2013    12/31/2013     12/31/2013   12/31/2013
                                               ------------  ------------  ------------- -------------- -----------
INVESTMENT INCOME
  Dividend income............................. $          0  $          0  $          0   $          0  $    9,588
                                               ------------  ------------  ------------   ------------  ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,946,887    14,460,738     7,633,461      7,318,318      16,925
                                               ------------  ------------  ------------   ------------  ----------

NET INVESTMENT INCOME (LOSS)..................  (11,946,887)  (14,460,738)   (7,633,461)    (7,318,318)     (7,337)
                                               ------------  ------------  ------------   ------------  ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0             0              0      81,083
  Realized gain (loss) on shares
   redeemed...................................   15,949,053    21,623,251     5,521,465      1,858,823     (17,585)
  Net change in unrealized gain (loss) on
   investments................................   89,652,112    57,465,798    71,162,072     (7,859,735)    273,004
                                               ------------  ------------  ------------   ------------  ----------

NET GAIN (LOSS) ON INVESTMENTS................  105,601,165    79,089,049    76,683,537     (6,000,912)    336,502
                                               ------------  ------------  ------------   ------------  ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ 93,654,278  $ 64,628,311  $ 69,050,076   $(13,319,230) $  329,165
                                               ============  ============  ============   ============  ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                    COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
COLUMBIA VARIABLE COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING   THE DOW     FIRST TRUST   GLOBAL DIVIDEND
PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS     DART 10     TARGET FOCUS     TARGET 15
 ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND     PORTFOLIO   FOUR PORTFOLIO    PORTFOLIO
----------------- ----------------- ----------------- ------------- -----------  ----------  -------------- ---------------
   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------
   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------
   $4,630,914          $     0          $426,713       $7,436,490   $62,988,964  $7,316,770    $6,024,195     $27,930,967
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

      228,256                0            15,157          498,111     3,033,563     450,327       736,323       1,308,408
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

      307,702                0            23,446        1,180,395    10,094,385     463,674       915,531         992,572
   $    15.05          $     0          $  18.20       $     6.30   $      6.24  $    15.78    $     6.58     $     28.14
   $3,805,629          $     0          $261,244       $5,937,751   $63,184,666  $5,562,170    $4,612,885     $21,669,126


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                    COLUMBIA VARIABLE PRUDENTIAL SP     NVIT
COLUMBIA VARIABLE COLUMBIA VARIABLE PORTFOLIO - SMALL INTERNATIONAL  DEVELOPING   THE DOW     FIRST TRUST   GLOBAL DIVIDEND
PORTFOLIO - ASSET PORTFOLIO - MONEY  COMPANY GROWTH      GROWTH       MARKETS     DART 10     TARGET FOCUS     TARGET 15
 ALLOCATION FUND     MARKET FUND          FUND          PORTFOLIO       FUND     PORTFOLIO   FOUR PORTFOLIO    PORTFOLIO
----------------- ----------------- ----------------- ------------- -----------  ----------  -------------- ---------------
   01/01/2013        01/01/2013        01/01/2013      01/01/2013    01/01/2013  01/01/2013    01/01/2013     01/01/2013
       TO                TO                TO              TO            TO          TO            TO             TO
   12/31/2013        4/26/2013**       12/31/2013      12/31/2013    12/31/2013  12/31/2013    12/31/2013     12/31/2013
----------------- ----------------- ----------------- ------------- -----------  ----------  -------------- ---------------
   $  116,908          $     0          $    413       $        0   $   619,615  $        0    $        0     $         0
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------



       48,500            3,151             3,944          110,407     1,040,688     118,450        94,575         465,053
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

       68,408           (3,151)           (3,531)        (110,407)     (421,073)   (118,450)      (94,575)       (465,053)
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

            0                0                 0                0             0           0             0               0
      (66,222)               0            27,284          607,102    (1,279,431)    820,789       363,255       2,757,391

      749,171                0           105,347          635,738      (105,351)  1,106,590     1,201,008       1,131,736
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

      682,949                0           132,631        1,242,840    (1,384,782)  1,927,379     1,564,263       3,889,127
   ----------          -------          --------       ----------   -----------  ----------    ----------     -----------

   $  751,357          $(3,151)         $129,100       $1,132,433   $(1,805,855) $1,808,929    $1,469,688     $ 3,424,074
   ==========          =======          ========       ==========   ===========  ==========    ==========     ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                 NASDAQ                     TARGET     VALUE LINE
                                               TARGET 15   S&P TARGET 24    MANAGED    TARGET 25     THE DOW TARGET
                                               PORTFOLIO     PORTFOLIO   VIP PORTFOLIO PORTFOLIO   DIVIDEND PORTFOLIO
                                               ----------  ------------- ------------- ----------  ------------------
ASSETS
  Investment in the portfolios, at fair value. $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ----------   -----------   -----------  ----------     -----------
  Net Assets.................................. $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ==========   ===========   ===========  ==========     ===========

NET ASSETS, representing:
  Accumulation units.......................... $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ----------   -----------   -----------  ----------     -----------
                                               $5,334,529   $10,728,599   $21,707,358  $6,730,584     $17,929,777
                                               ==========   ===========   ===========  ==========     ===========

  Units outstanding...........................    337,532       631,169     1,524,449     666,416       1,532,843
                                               ==========   ===========   ===========  ==========     ===========

  Portfolio shares held.......................    337,842       671,377     1,509,552   1,502,362       1,341,045
  Portfolio net asset value per share......... $    15.79   $     15.98   $     14.38  $     4.48     $     13.37
  Investment in portfolio shares, at cost..... $4,654,880   $ 8,061,513   $14,039,397  $4,758,906     $14,074,595

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                 NASDAQ                     TARGET     VALUE LINE
                                               TARGET 15   S&P TARGET 24    MANAGED    TARGET 25     THE DOW TARGET
                                               PORTFOLIO     PORTFOLIO   VIP PORTFOLIO PORTFOLIO   DIVIDEND PORTFOLIO
                                               ----------  ------------- ------------- ----------  ------------------
                                               01/01/2013                 01/01/2013   01/01/2013      01/01/2013
                                                   TO       01/01/2013        TO           TO              TO
                                               12/31/2013  TO 12/31/2013  12/31/2013   12/31/2013      12/31/2013
                                               ----------  ------------- ------------- ----------  ------------------
INVESTMENT INCOME
  Dividend income............................. $        0   $         0   $         0  $        0     $         0
                                               ----------   -----------   -----------  ----------     -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     62,382       135,515       324,721      93,319         275,086
                                               ----------   -----------   -----------  ----------     -----------

NET INVESTMENT INCOME (LOSS)..................    (62,382)     (135,515)     (324,721)    (93,319)       (275,086)
                                               ----------   -----------   -----------  ----------     -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........          0             0             0           0               0
  Realized gain (loss) on shares
   redeemed...................................    844,049       773,665     1,686,265     439,684         866,048
  Net change in unrealized gain (loss) on
   investments................................    771,525     2,229,646     4,416,229   1,347,854       3,339,920
                                               ----------   -----------   -----------  ----------     -----------

NET GAIN (LOSS) ON INVESTMENTS................  1,615,574     3,003,311     6,102,494   1,787,538       4,205,968
                                               ----------   -----------   -----------  ----------     -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $1,553,192   $ 2,867,796   $ 5,777,773  $1,694,219     $ 3,930,882
                                               ==========   ===========   ===========  ==========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                       PROFUND VP                             PROFUND VP
 PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP      BASIC      PROFUND VP   PROFUND VP    CONSUMER
  ASIA 30        BANKS         BEAR     BIOTECHNOLOGY  MATERIALS    ULTRABULL       BULL       SERVICES
-----------    ----------  -----------  ------------- -----------  -----------  -----------  -----------
$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------
$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------
$19,519,384    $5,018,702  $ 7,919,468   $20,141,119  $14,815,651  $12,630,397  $45,974,542  $19,826,467
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

    844,833       766,071    2,673,831       815,474      792,114    1,003,874    3,061,959    1,184,571
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

    348,685       304,903      696,523       348,764      267,238      643,423    1,213,689      347,224
$     55.98    $    16.46  $     11.37   $     57.75  $     55.44  $     19.63  $     37.88  $     57.10
$17,478,583    $4,793,645  $ 8,582,348   $16,945,668  $12,964,049  $10,992,721  $43,924,953  $16,876,402


                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                       PROFUND VP                             PROFUND VP
 PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP      BASIC      PROFUND VP   PROFUND VP    CONSUMER
  ASIA 30        BANKS         BEAR     BIOTECHNOLOGY  MATERIALS    ULTRABULL       BULL       SERVICES
-----------    ----------  -----------  ------------- -----------  -----------  -----------  -----------
 01/01/2013    01/01/2013   01/01/2013   01/01/2013    01/01/2013   01/01/2013   01/01/2013   01/01/2013
     TO            TO           TO           TO            TO           TO           TO           TO
 12/31/2013    12/31/2013   12/31/2013   12/31/2013    12/31/2013   12/31/2013   12/31/2013   12/31/2013
-----------    ----------  -----------  ------------- -----------  -----------  -----------  -----------

$    11,108    $   29,029  $         0   $         0  $   123,969  $         0  $         0  $    40,043
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

    312,528       110,332      156,353       243,871      217,844      140,908      624,990      261,221
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

   (301,420)      (81,303)    (156,353)     (243,871)     (93,875)    (140,908)    (624,990)    (221,178)
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

          0             0            0             0            0    1,303,633      535,359       45,393
  1,369,899     1,527,643   (2,800,280)    5,586,932      510,516    2,140,459    7,698,953    2,632,068
    722,403       (78,127)    (585,915)    2,610,659    1,523,245    1,527,098    2,098,966    2,384,050
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

  2,092,302     1,449,516   (3,386,195)    8,197,591    2,033,761    4,971,190   10,333,278    5,061,511
-----------    ----------  -----------   -----------  -----------  -----------  -----------  -----------

$ 1,790,882    $1,368,213  $(3,542,548)  $ 7,953,720  $ 1,939,886  $ 4,830,282  $ 9,708,288  $ 4,840,333
===========    ==========  ===========   ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                 PROFUND VP
                                               CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP  PROFUND VP U.S.
                                                 PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS  GOVERNMENT PLUS
                                               -------------- -----------  -----------  -----------  ---------------
ASSETS
  Investment in the portfolios, at fair value.  $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                -----------   -----------  -----------  -----------    -----------
  Net Assets..................................  $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                ===========   ===========  ===========  ===========    ===========

NET ASSETS, representing:
  Accumulation units..........................  $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                -----------   -----------  -----------  -----------    -----------
                                                $15,923,185   $33,900,781  $23,469,268  $23,560,794    $13,972,714
                                                ===========   ===========  ===========  ===========    ===========

  Units outstanding...........................      893,762     1,283,810    1,746,662    2,513,863        922,731
                                                ===========   ===========  ===========  ===========    ===========

  Portfolio shares held.......................      311,243       633,896      907,200      842,058        788,973
  Portfolio net asset value per share.........  $     51.16   $     53.48  $     25.87  $     27.98    $     17.71
  Investment in portfolio shares, at cost.....  $13,833,535   $29,901,295  $21,089,539  $20,887,905    $14,342,581

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                 PROFUND VP
                                               CONSUMER GOODS  PROFUND VP   PROFUND VP   PROFUND VP  PROFUND VP U.S.
                                                 PORTFOLIO     OIL & GAS    EUROPE 30    FINANCIALS  GOVERNMENT PLUS
                                               -------------- -----------  -----------  -----------  ---------------
                                                 01/01/2013    01/01/2013   01/01/2013   01/01/2013    01/01/2013
                                                     TO            TO           TO           TO            TO
                                                 12/31/2013    12/31/2013   12/31/2013   12/31/2013    12/31/2013
                                               -------------- -----------  -----------  -----------  ---------------
INVESTMENT INCOME
  Dividend income.............................  $   132,870   $   150,469  $   256,901  $    84,196    $    42,493
                                                -----------   -----------  -----------  -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      249,245       547,675      284,445      383,112        326,640
                                                -----------   -----------  -----------  -----------    -----------

NET INVESTMENT INCOME (LOSS)..................     (116,375)     (397,206)     (27,544)    (298,916)      (284,147)
                                                -----------   -----------  -----------  -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0     1,334,941            0            0      1,368,991
  Realized gain (loss) on shares
   redeemed...................................    1,576,362       267,274    3,099,230    3,878,334     (6,433,718)
  Net change in unrealized gain (loss) on
   investments................................    1,835,420     5,792,179      538,334    1,759,869         61,084
                                                -----------   -----------  -----------  -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................    3,411,782     7,394,394    3,637,564    5,638,203     (5,003,643)
                                                -----------   -----------  -----------  -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 3,295,407   $ 6,997,188  $ 3,610,020  $ 5,339,287    $(5,287,790)
                                                ===========   ===========  ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                      PROFUND VP   PROFUND VP
PROFUND VP     ACCESS VP HIGH PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      MID-CAP      MID-CAP
HEALTH CARE      YIELD FUND   INDUSTRIALS    INTERNET      JAPAN     PRECIOUS METALS    GROWTH       VALUE
-----------    -------------- -----------  -----------  -----------  --------------- -----------  -----------
$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------
$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------
$38,340,660     $21,085,122   $16,378,499  $10,188,314  $13,024,428   $ 25,863,456   $31,496,776  $26,368,547
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

  2,347,512       1,154,831       886,178      240,435    1,157,353      2,771,058     1,576,487    1,338,513
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

    741,455         702,603       286,037      126,437      689,123      1,098,236       629,558      689,194
$     51.71     $     30.01   $     57.26  $     80.58  $     18.90   $      23.55   $     50.03  $     38.26
$31,964,232     $20,685,441   $13,960,317  $ 8,575,397  $11,820,182   $ 26,955,963   $28,943,413  $24,899,344


                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                                                                      PROFUND VP   PROFUND VP
PROFUND VP     ACCESS VP HIGH PROFUND VP    PROFUND VP   PROFUND VP    PROFUND VP      MID-CAP      MID-CAP
HEALTH CARE      YIELD FUND   INDUSTRIALS    INTERNET      JAPAN     PRECIOUS METALS    GROWTH       VALUE
-----------    -------------- -----------  -----------  -----------  --------------- -----------  -----------
01/01/2013       01/01/2013   01/01/2013    01/01/2013   01/01/2013    01/01/2013     01/01/2013   01/01/2013
    TO               TO           TO            TO           TO            TO             TO           TO
12/31/2013       12/31/2013   12/31/2013    12/31/2013   12/31/2013    12/31/2013     12/31/2013   12/31/2013
-----------    -------------- -----------  -----------  -----------  --------------- -----------  -----------
$   117,401     $   544,051   $    52,436  $         0  $         0   $          0   $         0  $    95,690
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------



    554,746         291,431       212,378      109,534      205,601        477,027       450,137      406,771
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

   (437,345)        252,620      (159,942)    (109,534)    (205,601)      (477,027)     (450,137)    (311,081)
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

          0         716,345             0      570,229            0              0             0            0
  5,079,887         207,188     1,830,952      977,390    3,601,473    (20,587,297)    5,629,682    5,788,428

  5,115,558         284,085     2,066,521    1,452,160      417,857      3,479,373     1,832,990      510,979
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

 10,195,445       1,207,618     3,897,473    2,999,779    4,019,330    (17,107,924)    7,462,672    6,299,407
-----------     -----------   -----------  -----------  -----------   ------------   -----------  -----------

$ 9,758,100     $ 1,460,238   $ 3,737,531  $ 2,890,245  $ 3,813,729   $(17,584,951)  $ 7,012,535  $ 5,988,326
===========     ===========   ===========  ===========  ===========   ============   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                                             PROFUND VP
                                                 PROFUND VP    PROFUND VP   RISING RATES  PROFUND VP   PROFUND VP
                                               PHARMACEUTICALS REAL ESTATE  OPPORTUNITY   NASDAQ-100  SEMICONDUCTOR
                                               --------------- -----------  ------------ -----------  -------------
ASSETS
  Investment in the portfolios, at fair value.   $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ----------    -----------  -----------  -----------   ----------
  Net Assets..................................   $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ==========    ===========  ===========  ===========   ==========

NET ASSETS, representing:
  Accumulation units..........................   $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ----------    -----------  -----------  -----------   ----------
                                                 $7,905,618    $13,089,780  $18,220,929  $30,452,431   $1,119,719
                                                 ==========    ===========  ===========  ===========   ==========

  Units outstanding...........................      616,013        689,810    6,725,105    2,273,586      143,300
                                                 ==========    ===========  ===========  ===========   ==========

  Portfolio shares held.......................      231,226        256,511    2,241,197      999,095       46,041
  Portfolio net asset value per share.........   $    34.19    $     51.03  $      8.13  $     30.48   $    24.32
  Investment in portfolio shares, at cost.....   $7,451,949    $13,937,811  $17,929,110  $29,063,193   $1,036,837

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------
                                                                             PROFUND VP
                                                 PROFUND VP    PROFUND VP   RISING RATES  PROFUND VP   PROFUND VP
                                               PHARMACEUTICALS REAL ESTATE  OPPORTUNITY   NASDAQ-100  SEMICONDUCTOR
                                               --------------- -----------  ------------ -----------  -------------
                                                 01/01/2013    01/01/2013    01/01/2013   01/01/2013   01/01/2013
                                                     TO            TO            TO           TO           TO
                                                 12/31/2013    12/31/2013    12/31/2013   12/31/2013   12/31/2013
                                               --------------- -----------  ------------ -----------  -------------
INVESTMENT INCOME
  Dividend income.............................   $  157,365    $   209,092  $         0  $         0   $    6,202
                                                 ----------    -----------  -----------  -----------   ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      129,195        261,685      245,302      341,558       15,547
                                                 ----------    -----------  -----------  -----------   ----------

NET INVESTMENT INCOME (LOSS)..................       28,170        (52,593)    (245,302)    (341,558)      (9,345)
                                                 ----------    -----------  -----------  -----------   ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........      426,944              0            0            0            0
  Realized gain (loss) on shares
   redeemed...................................    1,224,035        944,646    1,517,974    5,627,086      139,494
  Net change in unrealized gain (loss) on
   investments................................      203,929     (1,232,517)     243,102    1,203,559       94,539
                                                 ----------    -----------  -----------  -----------   ----------

NET GAIN (LOSS) ON INVESTMENTS................    1,854,908       (287,871)   1,761,076    6,830,645      234,033
                                                 ----------    -----------  -----------  -----------   ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $1,883,078    $  (340,464) $ 1,515,774  $ 6,489,087   $  224,688
                                                 ==========    ===========  ===========  ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
 PROFUND VP    PROFUND VP  PROFUND VP  PROFUND VP  PROFUND VP
 SMALL-CAP       SHORT       SHORT       SHORT     SMALL-CAP   PROFUND VP      PROFUND VP      PROFUND VP
   GROWTH       MID-CAP    NASDAQ-100  SMALL-CAP     VALUE     TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP
-----------    ---------- -----------  ---------- -----------  ----------  ------------------ ------------
$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------
$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
===========    =========  ===========  =========  ===========  ==========      ==========     ===========

$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------
$44,117,066    $ 423,120  $ 1,634,863  $ 548,896  $23,254,595  $5,374,483      $7,143,256     $21,008,395
===========    =========  ===========  =========  ===========  ==========      ==========     ===========

  1,972,496      173,401      997,859    243,522    1,226,561     595,992         695,679         820,828
===========    =========  ===========  =========  ===========  ==========      ==========     ===========
  1,025,501       52,692      337,085    127,948      556,596     234,591         814,510         391,655
$     43.02    $    8.03  $      4.85  $    4.29  $     41.78  $    22.91      $     8.77     $     53.64
$39,295,065    $ 425,224  $ 1,716,427  $ 552,371  $20,397,836  $4,672,998      $7,217,452     $19,431,505


                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
 PROFUND VP    PROFUND VP  PROFUND VP  PROFUND VP  PROFUND VP
 SMALL-CAP       SHORT       SHORT       SHORT     SMALL-CAP   PROFUND VP      PROFUND VP      PROFUND VP
   GROWTH       MID-CAP    NASDAQ-100  SMALL-CAP     VALUE     TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP
-----------    ---------- -----------  ---------- -----------  ----------  ------------------ ------------
 01/01/2013    01/01/2013  01/01/2013  01/01/2013  01/01/2013  01/01/2013      01/01/2013      01/01/2013
     TO            TO          TO          TO          TO          TO              TO              TO
 12/31/2013    12/31/2013  12/31/2013  12/31/2013  12/31/2013  12/31/2013      12/31/2013      12/31/2013
-----------    ---------- -----------  ---------- -----------  ----------  ------------------ ------------

$         0    $       0  $         0  $       0  $    45,762  $        0      $  288,218     $         0
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

    511,125       13,004       45,238     22,626      339,528      68,878         148,768         299,290
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

   (511,125)     (13,004)     (45,238)   (22,626)    (293,766)    (68,878)        139,450        (299,290)
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

  1,539,393            0            0          0            0           0         436,312               0
  4,752,617     (402,130)  (1,045,132)  (845,592)   4,170,866     (37,027)         30,360       9,019,597
  4,251,906       50,004      (10,837)   104,337    1,930,259   1,144,388         148,717         569,169
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

 10,543,916     (352,126)  (1,055,969)  (741,255)   6,101,125   1,107,361         615,389       9,588,766
-----------    ---------  -----------  ---------  -----------  ----------      ----------     -----------

$10,032,791    $(365,130) $(1,101,207) $(763,881) $ 5,807,359  $1,038,483      $  754,839     $ 9,289,476
===========    =========  ===========  =========  ===========  ==========      ==========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------


                                                                                           PROFUND VP   PROFUND VP
                                                 PROFUND VP      PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP
                                               ULTRANASDAQ-100 ULTRASMALL-CAP UTILITIES      GROWTH       VALUE
                                               --------------- -------------- ----------- -----------  -----------
ASSETS
  Investment in the portfolios, at fair value.   $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 -----------    -----------   ----------- -----------  -----------
  Net Assets..................................   $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 ===========    ===========   =========== ===========  ===========

NET ASSETS, representing:
  Accumulation units..........................   $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 -----------    -----------   ----------- -----------  -----------
                                                 $36,425,606    $13,362,907   $23,562,829 $29,303,073  $15,874,866
                                                 ===========    ===========   =========== ===========  ===========

  Units outstanding...........................     9,660,960        744,603     1,484,055   1,896,726    1,194,772
                                                 ===========    ===========   =========== ===========  ===========

  Portfolio shares held.......................       707,156        536,663       671,688     577,400      451,889
  Portfolio net asset value per share.........   $     51.51    $     24.90   $     35.08 $     50.75  $     35.13
  Investment in portfolio shares, at cost.....   $29,338,041    $12,195,177   $23,151,472 $24,986,910  $14,306,691

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               -------------------------------------------------------------------


                                                                                           PROFUND VP   PROFUND VP
                                                 PROFUND VP      PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP
                                               ULTRANASDAQ-100 ULTRASMALL-CAP UTILITIES      GROWTH       VALUE
                                               --------------- -------------- ----------- -----------  -----------
                                                 01/01/2013      01/01/2013   01/01/2013   01/01/2013   01/01/2013
                                                     TO              TO           TO           TO           TO
                                                 12/31/2013      12/31/2013   12/31/2013   12/31/2013   12/31/2013
                                               --------------- -------------- ----------- -----------  -----------
INVESTMENT INCOME
  Dividend income.............................   $         0    $         0   $   748,624 $    76,041  $   173,843
                                                 -----------    -----------   ----------- -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       325,499        156,097       422,039     358,134      281,249
                                                 -----------    -----------   ----------- -----------  -----------

NET INVESTMENT INCOME (LOSS)..................      (325,499)      (156,097)      326,585    (282,093)    (107,406)
                                                 -----------    -----------   ----------- -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0              0             0           0            0
  Realized gain (loss) on shares redeemed.....     7,790,202      6,006,511     1,872,371   2,035,711    3,128,860
  Net change in unrealized gain (loss) on
   investments................................     7,393,800        560,774       483,012   4,052,789    1,162,406
                                                 -----------    -----------   ----------- -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................    15,184,002      6,567,285     2,355,383   6,088,500    4,291,266
                                                 -----------    -----------   ----------- -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $14,858,503    $ 6,411,188   $ 2,681,968 $ 5,806,407  $ 4,183,860
                                                 ===========    ===========   =========== ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          WELLS FARGO      WELLS FARGO
                                                                          WELLS FARGO      ADVANTAGE        ADVANTAGE
                             RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL   VT SMALL CAP
 RYDEX VT      RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO GROWTH PORTFOLIO
   NOVA       NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2    SHARE CLASS 2
----------    ----------  --------------- ------------- --------------- --------------- ---------------- ----------------
$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
----------    ----------     --------      -----------    -----------     -----------       --------        ----------
$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
----------    ----------     --------      -----------    -----------     -----------       --------        ----------
$1,750,157    $9,758,214     $ 46,610      $44,462,321    $21,778,779     $26,976,863       $641,764        $1,979,896
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

   186,686       842,897       12,758        1,950,320      2,674,036         803,265         71,758            95,545
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

    13,298       321,311        2,389        1,516,450      1,121,461       1,702,010        116,684           176,461
$   131.61    $    30.37     $  19.51      $     29.32    $     19.42     $     15.85       $   5.50        $    11.22
$  988,083    $6,597,145     $ 95,166      $29,300,704    $16,728,884     $21,482,253       $578,803        $1,120,182


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          WELLS FARGO      WELLS FARGO
                                                                          WELLS FARGO      ADVANTAGE        ADVANTAGE
                             RYDEX VT     INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL   VT SMALL CAP
 RYDEX VT      RYDEX VT   INVERSE S&P 500 GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO GROWTH PORTFOLIO
   NOVA       NASDAQ-100     STRATEGY       CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2    SHARE CLASS 2
----------    ----------  --------------- ------------- --------------- --------------- ---------------- ----------------
01/01/2013    01/01/2013    01/01/2013     01/01/2013     01/01/2013      01/01/2013       01/01/2013       01/01/2013
    TO            TO            TO             TO             TO              TO               TO               TO
12/31/2013    12/31/2013    12/31/2013     12/31/2013     12/31/2013      12/31/2013       12/31/2013       12/31/2013
----------    ----------  --------------- ------------- --------------- --------------- ---------------- ----------------

$    1,610    $        0     $      0      $   280,269    $         0     $   434,293       $ 13,284        $        0
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

    21,526       125,695          930          601,931        286,828         375,820          8,978            24,481
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

   (19,916)     (125,695)        (930)        (321,662)      (286,828)         58,473          4,306           (24,481)
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

         0             0            0                0      1,677,135               0         30,891            89,275
   181,179       166,038      (33,269)       4,102,266      1,669,006         493,453        (51,559)          110,208
   452,171     2,533,555       12,208        8,867,459      1,260,833       3,846,836        122,558           501,124
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

   633,350     2,699,593      (21,061)      12,969,725      4,606,974       4,340,289        101,890           700,607
----------    ----------     --------      -----------    -----------     -----------       --------        ----------

$  613,434    $2,573,898     $(21,991)     $12,648,063    $ 4,320,146     $ 4,398,762       $106,196        $  676,126
==========    ==========     ========      ===========    ===========     ===========       ========        ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               WELLS FARGO                 AST PRUDENTIAL                      COLUMBIA
                                                ADVANTAGE  AST FIRST TRUST     GROWTH       AST ADVANCED       VARIABLE
                                                VT TOTAL   BALANCED TARGET   ALLOCATION      STRATEGIES    PORTFOLIO - HIGH
                                               RETURN BOND    PORTFOLIO      PORTFOLIO       PORTFOLIO       INCOME FUND
                                               ----------- --------------- --------------  --------------  ----------------
ASSETS
  Investment in the portfolios, at fair value. $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ----------  --------------  --------------  --------------      --------
  Net Assets.................................. $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ==========  ==============  ==============  ==============      ========

NET ASSETS, representing:
  Accumulation units.......................... $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ----------  --------------  --------------  --------------      --------
                                               $3,732,721  $1,537,832,170  $2,213,546,728  $2,087,638,847      $      0
                                               ==========  ==============  ==============  ==============      ========

  Units outstanding...........................    205,373     129,733,206     192,673,884     151,296,298             0
                                               ==========  ==============  ==============  ==============      ========

  Portfolio shares held.......................    369,943     130,990,815     185,079,158     148,269,804             0
  Portfolio net asset value per share......... $    10.09  $        11.74  $        11.96  $        14.08      $      0
  Investment in portfolio shares, at cost..... $3,749,480  $1,249,909,794  $1,818,336,180  $1,616,383,939      $      0

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                               SUBACCOUNTS
                                               ---------------------------------------------------------------------------
                                               WELLS FARGO                 AST PRUDENTIAL                      COLUMBIA
                                                ADVANTAGE  AST FIRST TRUST     GROWTH       AST ADVANCED       VARIABLE
                                                VT TOTAL   BALANCED TARGET   ALLOCATION      STRATEGIES    PORTFOLIO - HIGH
                                               RETURN BOND    PORTFOLIO      PORTFOLIO       PORTFOLIO       INCOME FUND
                                               ----------- --------------- --------------  --------------  ----------------
                                               01/01/2013    01/01/2013      01/01/2013      01/01/2013       01/01/2013
                                                   TO            TO              TO              TO               TO
                                               12/31/2013    12/31/2013      12/31/2013      12/31/2013      4/26/2013**
                                               ----------- --------------- --------------  --------------  ----------------
INVESTMENT INCOME
  Dividend income............................. $   53,452  $            0  $            0  $            0      $ 18,023
                                               ----------  --------------  --------------  --------------      --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     60,886      27,589,192      38,857,288      36,831,399           735
                                               ----------  --------------  --------------  --------------      --------

NET INVESTMENT INCOME (LOSS)..................     (7,434)    (27,589,192)    (38,857,288)    (36,831,399)       17,288
                                               ----------  --------------  --------------  --------------      --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    133,035               0               0               0             0
  Realized gain (loss) on shares
   redeemed...................................     78,184      44,664,642      52,989,365      54,657,542        12,321
  Net change in unrealized gain (loss) on
   investments................................   (377,237)    157,818,555     270,131,856     245,488,262       (22,334)
                                               ----------  --------------  --------------  --------------      --------

NET GAIN (LOSS) ON INVESTMENTS................   (166,018)    202,483,197     323,121,221     300,145,804       (10,013)
                                               ----------  --------------  --------------  --------------      --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (173,452) $  174,894,005  $  284,263,933  $  263,314,405      $  7,275
                                               ==========  ==============  ==============  ==============      ========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
    AST                                                                       AST PARAMETRIC
 INVESTMENT                                                                      EMERGING
 GRADE BOND        AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY    AST BOND       AST BOND
 PORTFOLIO      PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    PORTFOLIO 2016 PORTFOLIO 2020
------------    -------------- -------------- -------------- ---------------- -------------- -------------- --------------
$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------
$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
============     ===========    ============   ===========     ===========     ============   ===========    ============

$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------
$652,504,748     $41,495,892    $123,362,957   $94,194,040     $44,915,302     $145,297,525   $15,027,419    $203,081,609
============     ===========    ============   ===========     ===========     ============   ===========    ============

  45,339,171       3,421,631       9,502,489     7,280,462       3,761,549       14,305,315     1,396,747      19,043,429
============     ===========    ============   ===========     ===========     ============   ===========    ============

 102,113,419       4,585,181      10,263,141     9,562,847       4,564,563       16,198,163     1,735,268      32,914,361
$       6.39     $      9.05    $      12.02   $      9.85     $      9.84     $       8.97   $      8.66    $       6.17
$641,131,224     $43,093,116    $124,358,750   $94,871,135     $42,239,213     $138,089,487   $14,962,478    $204,377,867


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
    AST                                                                       AST PARAMETRIC
 INVESTMENT                                                                      EMERGING
 GRADE BOND        AST BOND       AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY    AST BOND       AST BOND
 PORTFOLIO      PORTFOLIO 2015 PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    PORTFOLIO 2016 PORTFOLIO 2020
------------    -------------- -------------- -------------- ---------------- -------------- -------------- --------------
 01/01/2013       01/01/2013     01/01/2013     01/01/2013      01/01/2013      01/01/2013     01/01/2013     01/01/2013
     TO               TO             TO             TO              TO              TO             TO             TO
 12/31/2013       12/31/2013     12/31/2013     12/31/2013      12/31/2013      12/31/2013     12/31/2013     12/31/2013
------------    -------------- -------------- -------------- ---------------- -------------- -------------- --------------
$          0     $         0    $          0   $         0     $         0     $          0   $         0    $          0
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

  16,969,339       1,201,069       4,366,659     2,708,896         800,087        2,349,269       706,164       2,645,618
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

 (16,969,339)     (1,201,069)     (4,366,659)   (2,708,896)       (800,087)      (2,349,269)     (706,164)     (2,645,618)
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

           0               0               0             0               0                0             0               0
  (5,604,646)     (2,993,764)     11,481,440    (8,919,580)      3,552,005          583,090       728,463      (6,097,915)
  (7,842,758)      2,805,664     (17,544,105)    3,728,331      (2,368,654)      (2,137,744)     (896,749)       (873,120)
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

 (13,447,404)       (188,100)     (6,062,665)   (5,191,249)      1,183,351       (1,554,654)     (168,286)     (6,971,035)
------------     -----------    ------------   -----------     -----------     ------------   -----------    ------------

$(30,416,743)    $(1,389,169)   $(10,429,324)  $(7,900,145)    $   383,264     $ (3,903,923)  $  (874,450)   $ (9,616,653)
============     ===========    ============   ===========     ===========     ============   ===========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                                                WELLS FARGO
                                                                                                               ADVANTAGE VT
                                                AST JENNISON     AST JENNISON                                 INTRINSIC VALUE
                                               LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021     CLASS 2
                                               --------------- ---------------- -------------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 -----------     -----------     -----------    ------------    -----------
  Net Assets..................................   $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 ===========     ===========     ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................   $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 -----------     -----------     -----------    ------------    -----------
                                                 $28,482,575     $37,119,497     $50,461,113    $ 21,180,115    $18,205,269
                                                 ===========     ===========     ===========    ============    ===========

  Units outstanding...........................     1,854,470       2,184,171       4,394,152       1,728,696      1,103,956
                                                 ===========     ===========     ===========    ============    ===========

  Portfolio shares held.......................     1,719,962       1,938,355       4,240,430       1,627,987        964,773
  Portfolio net asset value per share.........   $     16.56     $     19.15     $     11.90    $      13.01    $     18.87
  Investment in portfolio shares, at cost.....   $25,132,284     $27,188,205     $50,401,126    $ 21,502,740    $12,738,805

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                                                WELLS FARGO
                                                                                                               ADVANTAGE VT
                                                AST JENNISON     AST JENNISON                                 INTRINSIC VALUE
                                               LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE
                                                  PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021     CLASS 2
                                               --------------- ---------------- -------------- -------------- ---------------
                                                 01/01/2013       01/01/2013                     01/01/2013     01/01/2013
                                                     TO               TO          01/01/2013         TO             TO
                                                 12/31/2013       12/31/2013    TO 12/31/2013    12/31/2013     12/31/2013
                                               --------------- ---------------- -------------- -------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $         0     $         0     $         0    $          0    $   180,066
                                                 -----------     -----------     -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       372,337         468,886       2,380,235       1,671,392        263,283
                                                 -----------     -----------     -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      (372,337)       (468,886)     (2,380,235)     (1,671,392)       (83,217)
                                                 -----------     -----------     -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0               0               0               0              0
  Realized gain (loss) on shares
   redeemed...................................     1,333,890       1,642,964       5,462,803       5,326,145      1,408,876
  Net change in unrealized gain (loss) on
   investments................................     4,528,437       7,362,008      (7,347,002)    (10,297,116)     2,906,234
                                                 -----------     -----------     -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................     5,862,327       9,004,972      (1,884,199)     (4,970,971)     4,315,110
                                                 -----------     -----------     -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 5,489,990     $ 8,536,086     $(4,264,434)   $ (6,642,363)   $ 4,231,893
                                                 ===========     ===========     ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO                                    AST
 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT                      AST       BLACKROCK
 OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL                  QUANTITATIVE    GLOBAL
PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES
    CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO
--------------- --------------- --------------- ---------------- ---------------- -------------- ------------ ------------
  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------
  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------
  $3,550,480      $1,240,376      $28,919,228     $18,950,030      $20,288,460     $ 32,049,486  $71,398,612  $142,642,209
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

     190,607          89,585        1,401,190       1,038,851        1,152,007        2,923,127    5,961,544    13,016,054
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

     110,298         115,707          882,222       1,674,031        3,702,274        2,746,314    5,730,226    12,457,835
  $    32.19      $    10.72      $     32.78     $     11.32      $      5.48     $      11.67  $     12.46  $      11.45
  $2,258,979      $  894,266      $23,061,330     $13,346,393      $18,644,828     $ 34,450,314  $64,341,197  $126,117,907


                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO                                    AST
 ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT     ADVANTAGE VT                      AST       BLACKROCK
 OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH  INTERNATIONAL                  QUANTITATIVE    GLOBAL
PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES
    CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1       SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO
--------------- --------------- --------------- ---------------- ---------------- -------------- ------------ ------------
  01/01/2013      01/01/2013      01/01/2013       01/01/2013       01/01/2013      01/01/2013    01/01/2013   01/01/2013
      TO              TO              TO               TO               TO              TO            TO           TO
  12/31/2013      12/31/2013      12/31/2013       12/31/2013       12/31/2013      12/31/2013    12/31/2013   12/31/2013
--------------- --------------- --------------- ---------------- ---------------- -------------- ------------ ------------

  $    4,103      $   11,575      $   107,600     $         0      $   450,890     $          0  $         0  $          0
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

      43,703          17,519          414,237         232,982          306,556        2,913,007      484,137     2,281,372
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

     (39,600)         (5,944)        (306,637)       (232,982)         144,334       (2,913,007)    (484,137)   (2,281,372)
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

     252,636               0        2,219,263         762,524          935,376                0            0             0
     153,119          51,761        1,962,226       1,377,723          725,368        7,004,868      180,375     2,975,369
     633,590         109,764        4,821,700       4,105,551        1,472,408      (19,416,354)   6,548,151     9,565,380
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

   1,039,345         161,525        9,003,189       6,245,798        3,133,152      (12,411,486)   6,728,526    12,540,749
  ----------      ----------      -----------     -----------      -----------     ------------  -----------  ------------

  $  999,745      $  155,581      $ 8,696,552     $ 6,012,816      $ 3,277,486     $(15,324,493) $ 6,244,389  $ 10,259,377
  ==========      ==========      ===========     ===========      ===========     ============  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                                 COLUMBIA
                                                                 VARIABLE      COLUMBIA    WELLS FARGO    WELLS FARGO
                                               INVESCO V.I.  PORTFOLIO - U.S.  VARIABLE    ADVANTAGE VT   ADVANTAGE VT
                                                DIVERSIFIED     GOVERNMENT    PORTFOLIO -  OPPORTUNITY    OPPORTUNITY
                                               DIVIDEND FUND  MORTGAGE FUND   GROWTH FUND FUND - CLASS 1 FUND - CLASS 2
                                               ------------- ---------------- ----------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                -----------      --------     ----------    ----------     ----------
  Net Assets..................................  $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                ===========      ========     ==========    ==========     ==========

NET ASSETS, representing:
  Accumulation units..........................  $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                -----------      --------     ----------    ----------     ----------
                                                $25,709,040      $755,487     $5,012,934    $3,497,272     $6,489,324
                                                ===========      ========     ==========    ==========     ==========

  Units outstanding...........................    1,866,347        77,002        372,445       221,334        413,155
                                                ===========      ========     ==========    ==========     ==========

  Portfolio shares held.......................    1,228,334        73,922        483,407       133,944        248,158
  Portfolio net asset value per share.........  $     20.93      $  10.22     $    10.37    $    26.11     $    26.15
  Investment in portfolio shares, at cost.....  $20,990,382      $763,516     $3,642,674    $2,242,448     $4,107,095

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                                                 COLUMBIA
                                                                 VARIABLE      COLUMBIA    WELLS FARGO    WELLS FARGO
                                               INVESCO V.I.  PORTFOLIO - U.S.  VARIABLE    ADVANTAGE VT   ADVANTAGE VT
                                                DIVERSIFIED     GOVERNMENT    PORTFOLIO -  OPPORTUNITY    OPPORTUNITY
                                               DIVIDEND FUND  MORTGAGE FUND   GROWTH FUND FUND - CLASS 1 FUND - CLASS 2
                                               ------------- ---------------- ----------- -------------- --------------
                                                01/01/2013      01/01/2013    01/01/2013    01/01/2013     01/01/2013
                                                    TO              TO            TO            TO             TO
                                                12/31/2013      12/31/2013    12/31/2013    12/31/2013     12/31/2013
                                               ------------- ---------------- ----------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $   531,182      $  6,615     $        0    $   14,422     $   12,512
                                                -----------      --------     ----------    ----------     ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      312,372         8,973         47,266        46,388         89,785
                                                -----------      --------     ----------    ----------     ----------

NET INVESTMENT INCOME (LOSS)..................      218,810        (2,358)       (47,266)      (31,966)       (77,273)
                                                -----------      --------     ----------    ----------     ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0              0             0              0
  Realized gain (loss) on shares
   redeemed...................................    1,463,210           328        117,573       164,563        410,914
  Net change in unrealized gain (loss) on
   investments................................    3,367,207       (23,217)     1,136,351       712,844      1,284,353
                                                -----------      --------     ----------    ----------     ----------

NET GAIN (LOSS) ON INVESTMENTS................    4,830,417       (22,889)     1,253,924       877,407      1,695,267
                                                -----------      --------     ----------    ----------     ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 5,049,227      $(25,247)    $1,206,658    $  845,441     $1,617,994
                                                ===========      ========     ==========    ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
    AST        AST NEUBERGER                   AST FRANKLIN        AST NEW      AST WESTERN     AST MFS     INVESCO V.I.
 PRUDENTIAL       BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING  LARGE-CAP   MID CAP GROWTH
 CORE BOND       CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     VALUE       PORTFOLIO,
 PORTFOLIO       PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO      SERIES I
-----------    ------------- -------------- ------------------ --------------- -------------- -----------  --------------
$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------
$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
===========     ===========   ============    ==============    ============     =========    ===========   ===========

$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------
$26,945,619     $18,753,787   $351,590,846    $1,472,672,962    $233,646,483     $ 828,871    $18,077,552   $20,223,177
===========     ===========   ============    ==============    ============     =========    ===========   ===========

  2,644,610       1,889,957     38,571,481       111,941,860      19,341,057        87,796      1,340,007     1,531,442
===========     ===========   ============    ==============    ============     =========    ===========   ===========

  2,551,668       1,822,525     36,970,646       108,845,008      19,057,625        86,341      1,309,968     3,780,033
$     10.56     $     10.29   $       9.51    $        13.53    $      12.26     $    9.60    $     13.80   $      5.35
$27,276,257     $18,959,762   $351,964,633    $1,181,767,204    $195,249,867     $ 872,156    $16,173,305   $16,284,039


                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
    AST        AST NEUBERGER                   AST FRANKLIN        AST NEW      AST WESTERN     AST MFS     INVESCO V.I.
 PRUDENTIAL       BERMAN                    TEMPLETON FOUNDING DISCOVERY ASSET ASSET EMERGING  LARGE-CAP   MID CAP GROWTH
 CORE BOND       CORE BOND      AST BOND     FUNDS ALLOCATION    ALLOCATION     MARKETS DEBT     VALUE       PORTFOLIO,
 PORTFOLIO       PORTFOLIO   PORTFOLIO 2023     PORTFOLIO         PORTFOLIO      PORTFOLIO     PORTFOLIO      SERIES I
-----------    ------------- -------------- ------------------ --------------- -------------- -----------  --------------
 01/01/2013     01/01/2013     01/01/2013       01/01/2013       01/01/2013      01/01/2013    01/01/2013    01/01/2013
     TO             TO             TO               TO               TO              TO            TO            TO
 12/31/2013     12/31/2013     12/31/2013       12/31/2013       12/31/2013      12/31/2013    12/31/2013    12/31/2013
-----------    ------------- -------------- ------------------ --------------- -------------- -----------  --------------
$         0     $         0   $          0    $            0    $          0     $       0    $         0   $    56,128
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

    492,567         333,627      5,896,101        23,492,032       3,311,314        13,637        134,844       214,269
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

   (492,567)       (333,627)    (5,896,101)      (23,492,032)     (3,311,314)      (13,637)      (134,844)     (158,141)
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

          0               0              0                 0               0             0              0             0
    265,820          80,297    (24,105,758)       23,202,900       2,846,494       (37,482)       287,693       454,269
 (1,133,007)       (668,170)      (554,816)      276,212,383      32,478,412       (72,347)     1,894,970     4,135,724
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

   (867,187)       (587,873)   (24,660,574)      299,415,283      35,324,906      (109,829)     2,182,663     4,589,993
-----------     -----------   ------------    --------------    ------------     ---------    -----------   -----------

$(1,359,754)    $  (921,500)  $(30,556,675)   $  275,923,251    $ 32,013,592     $(123,466)   $ 2,047,819   $ 4,431,852
===========     ===========   ============    ==============    ============     =========    ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENTS OF NET ASSETS
December 31, 2013

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                                AST AQR       AST       AST QMA       COLUMBIA
                                                               EMERGING   CLEARBRIDGE  EMERGING       VARIABLE
                                                                MARKETS    DIVIDEND     MARKETS   PORTFOLIO - CASH
                                                  AST BOND      EQUITY      GROWTH      EQUITY       MANAGEMENT
                                               PORTFOLIO 2024  PORTFOLIO   PORTFOLIO   PORTFOLIO        FUND
                                               -------------- ----------- ----------- ----------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ------------  ----------  ----------   --------      ----------
  Net Assets..................................  $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ============  ==========  ==========   ========      ==========

NET ASSETS, representing:
  Accumulation units..........................  $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ------------  ----------  ----------   --------      ----------
                                                $187,158,297  $1,236,047  $7,448,388   $259,547      $1,296,293
                                                ============  ==========  ==========   ========      ==========

  Units outstanding...........................    21,445,073     121,870     638,567     27,000         130,513
                                                ============  ==========  ==========   ========      ==========

  Portfolio shares held.......................    21,005,421     120,708     629,619     26,648       1,296,293
  Portfolio net asset value per share.........  $       8.91  $    10.24  $    11.83   $   9.74      $     1.00
  Investment in portfolio shares, at cost.....  $187,910,176  $1,221,183  $6,912,627   $253,960      $1,296,293

STATEMENTS OF OPERATIONS
For the year ended December 31, 2013
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                                AST AQR       AST       AST QMA       COLUMBIA
                                                               EMERGING   CLEARBRIDGE  EMERGING       VARIABLE
                                                                MARKETS    DIVIDEND     MARKETS   PORTFOLIO - CASH
                                                  AST BOND      EQUITY      GROWTH      EQUITY       MANAGEMENT
                                               PORTFOLIO 2024  PORTFOLIO   PORTFOLIO   PORTFOLIO        FUND
                                               -------------- ----------- ----------- ----------- ----------------
                                                01/02/2013*   02/25/2013* 02/25/2013* 02/25/2013*   04/26/2013*
                                                     TO           TO          TO          TO             TO
                                                 12/31/2013   12/31/2013  12/31/2013  12/31/2013     12/31/2013
                                               -------------- ----------- ----------- ----------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $          0  $        0  $        0   $      0      $       76
                                                ------------  ----------  ----------   --------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     2,530,501       9,036      50,980      2,837           7,676
                                                ------------  ----------  ----------   --------      ----------

NET INVESTMENT INCOME (LOSS)..................    (2,530,501)     (9,036)    (50,980)    (2,837)         (7,600)
                                                ------------  ----------  ----------   --------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             0           0           0          0               0
  Realized gain (loss) on shares
   redeemed...................................   (11,211,203)     28,432      48,109    (13,926)              0
  Net change in unrealized gain (loss) on
   investments................................      (751,879)     14,864     535,761      5,587               0
                                                ------------  ----------  ----------   --------      ----------

NET GAIN (LOSS) ON INVESTMENTS................   (11,963,082)     43,296     583,870     (8,339)              0
                                                ------------  ----------  ----------   --------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $(14,493,583) $   34,260  $  532,890   $(11,176)     $   (7,600)
                                                ============  ==========  ==========   ========      ==========

*  Date subaccount was available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------
                                AST FRANKLIN      AST
     COLUMBIA          AST       TEMPLETON     DEFENSIVE
     VARIABLE       BLACKROCK     FOUNDING       ASSET       AST AQR     AST QMA
PORTFOLIO - INCOME ISHARES ETF   FUNDS PLUS   ALLOCATION    LARGE-CAP   LARGE-CAP
  OPPORTUNITIES     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
------------------ -----------  ------------  -----------  ----------- -----------
     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     --------      -----------  ------------  -----------  ----------   --------
     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     ========      ===========  ============  ===========  ==========   ========

     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     --------      -----------  ------------  -----------  ----------   --------
     $171,516      $20,314,495  $123,094,594  $41,598,705  $1,300,960   $132,241
     ========      ===========  ============  ===========  ==========   ========

       16,983        1,937,009    11,391,658    4,298,970     111,745     11,342
     ========      ===========  ============  ===========  ==========   ========

       19,692        1,912,853    11,251,791    4,244,766     110,532     11,197
     $   8.71      $     10.62  $      10.94  $      9.80  $    11.77   $  11.81
     $185,610      $19,274,063  $116,369,031  $41,009,918  $1,182,415   $123,198


                             SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------
                                AST FRANKLIN      AST
     COLUMBIA          AST       TEMPLETON     DEFENSIVE
     VARIABLE       BLACKROCK     FOUNDING       ASSET       AST AQR     AST QMA
PORTFOLIO - INCOME ISHARES ETF   FUNDS PLUS   ALLOCATION    LARGE-CAP   LARGE-CAP
  OPPORTUNITIES     PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
------------------ -----------  ------------  -----------  ----------- -----------
   04/26/2013*     04/29/2013*  04/29/2013*   04/29/2013*  04/29/2013* 04/29/2013*
        TO             TO            TO           TO           TO          TO
    12/31/2013     12/31/2013    12/31/2013   12/31/2013   12/31/2013  12/31/2013
------------------ -----------  ------------  -----------  ----------- -----------
     $ 12,375      $         0  $          0  $         0  $        0   $      0
     --------      -----------  ------------  -----------  ----------   --------



        1,319          177,647       728,670      322,349       7,176        680
     --------      -----------  ------------  -----------  ----------   --------

       11,056         (177,647)     (728,670)    (322,349)     (7,176)      (680)
     --------      -----------  ------------  -----------  ----------   --------

        8,916                0             0            0           0          0
       (4,740)          95,178      (226,876)     136,874       3,482        572
      (14,094)       1,040,432     6,725,563      588,787     118,545      9,043
     --------      -----------  ------------  -----------  ----------   --------

       (9,918)       1,135,610     6,498,687      725,661     122,027      9,615
     --------      -----------  ------------  -----------  ----------   --------

     $  1,138      $   957,963  $  5,770,017  $   403,312  $  114,851   $  8,935
     ========      ===========  ============  ===========  ==========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                             --------------------------------------------------------------------------------------
                             AST GOLDMAN SACHS LARGE-CAP AST T. ROWE PRICE LARGE-CAP    AST SCHRODERS MULTI-ASSET
                                   VALUE PORTFOLIO            GROWTH PORTFOLIO         WORLD STRATEGIES PORTFOLIO
                             --------------------------  --------------------------  ------------------------------
                              01/01/2013    01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012
                                  TO            TO            TO            TO             TO              TO
                              12/31/2013    12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012
                             ------------  ------------  ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $(11,710,219) $ (3,821,519) $ (8,351,684) $ (6,750,797) $  (21,031,748) $    2,899,868
  Capital gains
   distributions
   received.................            0             0             0             0               0               0
  Realized gain (loss) on
   shares redeemed..........   50,875,035     5,407,843    27,729,699    24,620,363      34,202,790      23,339,272
  Net change in unrealized
   gain (loss) on
   investments..............  142,483,312    96,094,935   149,130,691    31,533,593     126,969,904      67,084,291
                             ------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............  181,648,128    97,681,259   168,508,706    49,403,159     140,140,946      93,323,431
                             ------------  ------------  ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    3,377,540     4,904,248     2,396,440     7,238,088       3,843,832      35,016,747
  Annuity Payments..........   (1,760,230)   (1,310,255)     (366,275)     (239,238)       (652,350)       (334,605)
  Surrenders, withdrawals
   and death benefits.......  (72,793,550)  (64,616,464)  (36,389,896)  (28,106,023)    (59,713,087)    (44,978,740)
  Net transfers between
   other subaccounts or
   fixed rate option........   (6,609,405)   (6,570,861)   71,512,113    44,979,353     (64,278,893)     78,739,758
  Other charges.............   (1,308,878)   (1,129,256)   (2,244,417)   (1,654,141)     (9,139,295)     (8,588,490)
                             ------------  ------------  ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (79,094,523)  (68,722,588)   34,907,965    22,218,039    (129,939,793)     59,854,670
                             ------------  ------------  ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  102,553,605    28,958,671   203,416,671    71,621,198      10,201,153     153,178,101

NET ASSETS
  Beginning of period.......  614,004,371   585,045,700   389,449,172   317,827,974   1,203,587,996   1,050,409,895
                             ------------  ------------  ------------  ------------  --------------  --------------
  End of period............. $716,557,976  $614,004,371  $592,865,843  $389,449,172  $1,213,789,149  $1,203,587,996
                             ============  ============  ============  ============  ==============  ==============

  Beginning units...........   42,846,969    48,461,725    30,668,443    28,909,956      91,005,979      86,929,916
                             ------------  ------------  ------------  ------------  --------------  --------------
  Units issued..............   13,019,599    16,333,949    18,390,359    18,819,444      27,207,892      53,546,456
  Units redeemed............  (18,517,516)  (21,948,705)  (15,769,509)  (17,060,957)    (37,021,570)    (49,470,393)
                             ------------  ------------  ------------  ------------  --------------  --------------
  Ending units..............   37,349,052    42,846,969    33,289,293    30,668,443      81,192,301      91,005,979
                             ============  ============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                      AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC       AST HERNDON LARGE-CAP
  AST MONEY MARKET PORTFOLIO           REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO           VALUE PORTFOLIO
------------------------------    --------------------------  ------------------------------  --------------------------
  01/01/2013        01/01/2012     01/01/2013    01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
      TO                TO             TO            TO             TO              TO             TO            TO
  12/31/2013        12/31/2012     12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
$  (14,789,744)   $  (18,933,870) $ (2,767,512) $   (320,879) $  (21,380,049) $   (3,247,966) $ (2,397,443) $   (741,290)
             0                 0             0             0               0               0             0             0
             0                 0    12,349,955     9,875,342      55,849,831      31,157,508    10,688,369     4,774,647
             0                 0    (7,437,413)    9,879,470      69,501,353      67,697,640    31,628,022     8,271,121
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

   (14,789,744)      (18,933,870)    2,145,030    19,433,933     103,971,135      95,607,182    39,918,948    12,304,478
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

    10,167,718        20,995,395     1,000,978     3,790,348       7,066,618      27,682,144       671,258     2,777,961
    (3,771,860)       (6,114,420)     (121,552)     (184,552)       (750,101)       (371,195)     (129,918)     (123,347)
  (746,888,881)     (751,948,849)  (18,332,933)  (15,558,278)    (70,048,301)    (63,088,822)  (13,402,608)  (12,923,283)
   500,797,405       516,041,574     4,225,786    19,656,021     (49,277,801)     56,256,695    (7,599,463)   12,305,743
    (2,302,104)       (2,808,492)     (727,751)     (627,353)     (7,510,847)     (7,315,869)     (630,909)     (551,195)
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

  (241,997,722)     (223,834,792)  (13,955,472)    7,076,186    (120,520,432)     13,162,953   (21,091,640)    1,485,879
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------

  (256,787,466)     (242,768,662)  (11,810,442)   26,510,119     (16,549,297)    108,770,135    18,827,308    13,790,357

 1,048,385,449     1,291,154,111   171,391,631   144,881,512   1,212,902,162   1,104,132,027   129,268,083   115,477,726
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
$  791,597,983    $1,048,385,449  $159,581,189  $171,391,631  $1,196,352,865  $1,212,902,162  $148,095,391  $129,268,083
==============    ==============  ============  ============  ==============  ==============  ============  ============

    96,860,963       118,372,984     6,083,703     5,853,783      86,515,139      85,670,935     9,571,421     9,551,439
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
   225,048,899       255,513,366     3,262,620     4,403,366      14,392,121      28,471,622     4,599,227     7,092,447
  (248,855,376)     (277,025,387)   (3,803,926)   (4,173,446)    (22,888,235)    (27,627,418)   (5,914,275)   (7,072,465)
--------------    --------------  ------------  ------------  --------------  --------------  ------------  ------------
    73,054,486        96,860,963     5,542,397     6,083,703      78,019,025      86,515,139     8,256,373     9,571,421
==============    ==============  ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                SUBACCOUNTS
                             ---------------------------------------------------------------------------------
                                                          AST FEDERATED AGGRESSIVE
                              AST HIGH YIELD PORTFOLIO        GROWTH PORTFOLIO       AST MID-CAP VALUE PORTFOLIO
                             --------------------------  --------------------------  -------------------------
                              01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013     01/01/2012
                                  TO            TO            TO            TO            TO             TO
                              12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013     12/31/2012
                             ------------  ------------  ------------  ------------  ------------   -----------
OPERATIONS
  Net investment income
   (loss)................... $ (5,968,397) $ 14,120,324  $ (4,986,358) $ (4,646,139) $ (1,863,817)  $(1,164,172)
  Capital gains
   distributions
   received.................            0             0             0             0             0       384,292
  Realized gain (loss) on
   shares redeemed..........   22,293,072    12,107,942     8,080,472    10,961,331     8,326,905     4,825,824
  Net change in unrealized
   gain (loss) on
   investments..............    5,213,130    20,275,620    92,519,909    35,819,112    22,352,115     8,847,952
                             ------------  ------------  ------------  ------------  ------------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   21,537,805    46,503,886    95,614,023    42,134,304    28,815,203    12,893,896
                             ------------  ------------  ------------  ------------  ------------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,868,803     5,650,628     1,315,351     4,595,336       529,129     2,120,122
  Annuity Payments..........     (520,353)     (679,138)     (440,855)     (396,101)     (192,964)     (107,598)
  Surrenders, withdrawals
   and death benefits.......  (48,625,760)  (53,825,385)  (27,811,079)  (26,404,218)  (11,868,367)   (8,640,869)
  Net transfers between
   other subaccounts or
   fixed rate option........  (26,229,889)   47,990,105    (8,622,699)    6,568,285       120,751    10,360,712
  Other charges.............   (1,075,698)   (1,080,550)     (998,744)     (838,852)     (516,273)     (423,978)
                             ------------  ------------  ------------  ------------  ------------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (74,582,897)   (1,944,340)  (36,558,026)  (16,475,550)  (11,927,724)    3,308,389
                             ------------  ------------  ------------  ------------  ------------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (53,045,092)   44,559,546    59,055,997    25,658,754    16,887,479    16,202,285

NET ASSETS
  Beginning of period.......  446,375,813   401,816,267   264,699,990   239,041,236    99,274,294    83,072,009
                             ------------  ------------  ------------  ------------  ------------   -----------
  End of period............. $393,330,721  $446,375,813  $323,755,987  $264,699,990  $116,161,773   $99,274,294
                             ============  ============  ============  ============  ============   ===========

  Beginning units...........   23,729,085    24,401,300    17,495,066    18,842,097     6,108,768     5,971,849
                             ------------  ------------  ------------  ------------  ------------   -----------
  Units issued..............   17,722,328    30,793,426     5,408,027     8,832,049     3,435,408     4,768,497
  Units redeemed............  (21,914,106)  (31,465,641)   (7,545,925)  (10,179,080)   (4,063,913)   (4,631,578)
                             ------------  ------------  ------------  ------------  ------------   -----------
  Ending units..............   19,537,307    23,729,085    15,357,168    17,495,066     5,480,263     6,108,768
                             ============  ============  ============  ============  ============   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP  AST GOLDMAN SACHS SMALL-CAP
AST SMALL-CAP VALUE PORTFOLIO  CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO             VALUE PORTFOLIO
----------------------------   ----------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012     01/01/2013     01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO             TO             TO             TO            TO            TO            TO
 12/31/2013      12/31/2012     12/31/2013     12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
$ (5,826,293)   $ (3,993,438)  $ (4,430,996)  $ (3,395,037)  $ (4,344,793) $ (3,672,185) $ (3,112,486) $ (1,653,832)
           0               0              0              0              0    23,887,476             0             0
  33,606,474      31,261,713     15,799,645     16,245,213      5,736,365     7,249,151    12,005,093     9,090,904
  74,176,353      17,178,068     61,221,576     31,122,073     64,677,315     3,297,132    52,161,221    10,813,631
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

 101,956,534      44,446,343     72,590,225     43,972,249     66,068,887    30,761,574    61,053,828    18,250,703
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

   1,596,101       3,674,727      1,006,579      3,369,544      1,037,100     4,421,823     1,066,224     3,515,813
    (640,800)       (455,526)      (911,996)      (922,745)      (284,004)     (160,791)     (120,812)     (179,193)
 (38,746,793)    (34,289,208)   (28,579,779)   (29,056,289)   (23,972,127)  (17,029,077)  (16,311,115)  (13,580,188)
   3,176,956      (8,081,714)     1,297,665      4,564,757     27,806,647    23,722,744    32,697,513    15,372,327
    (747,801)       (646,791)      (887,545)      (752,006)    (1,268,970)     (968,547)   (1,031,593)     (741,651)
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

 (35,362,337)    (39,798,512)   (28,075,076)   (22,796,739)     3,318,646     9,986,152    16,300,217     4,387,108
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------

  66,594,197       4,647,831     44,515,149     21,175,510     69,387,533    40,747,726    77,354,045    22,637,811

 304,317,079     299,669,248    273,394,264    252,218,754    217,543,345   176,795,619   160,397,597   137,759,786
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
$370,911,276    $304,317,079   $317,909,413   $273,394,264   $286,930,878  $217,543,345  $237,751,642  $160,397,597
============    ============   ============   ============   ============  ============  ============  ============

  14,752,425      17,047,880     14,281,465     14,654,847     19,533,618    18,784,372     6,306,649     6,118,063
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
   5,411,336       6,676,599      4,846,131      7,425,490      9,920,974    12,819,770     4,317,252     4,817,040
  (7,067,524)     (8,972,054)    (5,759,147)    (7,798,872)    (9,847,650)  (12,070,524)   (3,634,734)   (4,628,454)
------------    ------------   ------------   ------------   ------------  ------------  ------------  ------------
  13,096,237      14,752,425     13,368,449     14,281,465     19,606,942    19,533,618     6,989,167     6,306,649
============    ============   ============   ============   ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                             -------------------------------------------------------------------------------------
                                                              AST LORD ABBETT CORE     AST LOOMIS SAYLES LARGE-CAP
                             AST LARGE-CAP VALUE PORTFOLIO   FIXED INCOME PORTFOLIO          GROWTH PORTFOLIO
                             ----------------------------  --------------------------  ---------------------------
                              01/01/2013     01/01/2012     01/01/2013    01/01/2012     01/01/2013    01/01/2012
                                  TO             TO             TO            TO             TO            TO
                              12/31/2013     12/31/2012     12/31/2013    12/31/2012     12/31/2013    12/31/2012
                             ------------   ------------   ------------  ------------  -------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (4,948,216)  $  3,407,853   $ (5,404,562) $ (1,998,829) $ (14,242,493) $(10,910,033)
  Capital gains
   distributions
   received.................            0              0              0     9,933,591              0             0
  Realized gain (loss) on
   shares redeemed..........   10,298,045    (18,060,034)    10,501,235    12,222,146     88,425,930    17,885,416
  Net change in unrealized
   gain (loss) on
   investments..............   81,029,193     44,012,336    (17,439,882)   (5,561,026)   165,195,823    70,490,796
                             ------------   ------------   ------------  ------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   86,379,022     29,360,155    (12,343,209)   14,595,882    239,379,260    77,466,179
                             ------------   ------------   ------------  ------------  -------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,273,577      2,903,622      3,060,756     5,574,949      3,853,158     7,512,669
  Annuity Payments..........     (551,614)      (512,833)      (660,643)   (1,017,901)    (1,397,800)     (982,728)
  Surrenders, withdrawals
   and death benefits.......  (26,266,109)   (19,975,685)   (35,158,434)  (37,417,105)   (88,722,854)  (83,270,686)
  Net transfers between
   other subaccounts or
   fixed rate option........   40,177,205      4,084,776    (12,685,277)   18,192,685    (43,076,687)     (460,268)
  Other charges.............     (668,690)      (484,973)    (1,193,448)   (1,193,938)    (1,515,989)   (1,514,498)
                             ------------   ------------   ------------  ------------  -------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   13,964,369    (13,985,093)   (46,637,046)  (15,861,310)  (130,860,172)  (78,715,511)
                             ------------   ------------   ------------  ------------  -------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  100,343,391     15,375,062    (58,980,255)   (1,265,428)   108,519,088    (1,249,332)

NET ASSETS
  Beginning of period.......  225,816,071    210,441,009    361,599,026   362,864,454    759,466,492   760,715,824
                             ------------   ------------   ------------  ------------  -------------  ------------
  End of period............. $326,159,462   $225,816,071   $302,618,771  $361,599,026  $ 867,985,580  $759,466,492
                             ============   ============   ============  ============  =============  ============

  Beginning units...........   18,083,059     19,081,743     20,916,654    21,912,160     54,818,134    60,823,714
                             ------------   ------------   ------------  ------------  -------------  ------------
  Units issued..............    9,062,262      6,823,123     10,060,512    15,475,748     12,924,046    20,813,270
  Units redeemed............   (7,798,592)    (7,821,807)   (12,914,489)  (16,471,254)   (21,645,538)  (26,818,850)
                             ------------   ------------   ------------  ------------  -------------  ------------
  Ending units..............   19,346,729     18,083,059     18,062,677    20,916,654     46,096,642    54,818,134
                             ============   ============   ============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                 AST NEUBERGER BERMAN      AST NEUBERGER BERMAN/LSV      AST SMALL-CAP GROWTH
 AST MFS GROWTH PORTFOLIO      MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO            PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (4,000,760)   $ (3,576,920) $ (4,275,509) $ (4,190,831) $ (6,283,241) $ (1,850,648) $ (2,674,177) $ (2,274,294)
           0               0             0             0             0             0             0             0
  18,822,048       4,590,649    18,466,881     3,038,351    35,320,018     1,475,466     8,116,173     8,866,631
  57,363,411      28,475,389    60,979,123    28,111,503   101,638,553    46,868,042    39,569,488     4,222,757
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  72,184,699      29,489,118    75,170,495    26,959,023   130,675,330    46,492,860    45,011,484    10,815,094
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

     946,684       2,743,808     1,243,425     3,910,178     1,913,534     5,089,238       674,038     2,945,194
    (644,366)       (456,042)     (581,600)     (556,787)   (1,140,769)     (975,124)     (321,368)     (149,729)
 (23,839,457)    (20,895,366)  (28,330,442)  (29,369,480)  (42,598,068)  (36,136,969)  (15,684,266)  (13,270,038)
     744,576      13,233,299    22,740,285    (1,222,518)   34,165,609    (3,989,373)   31,737,586     7,970,487
    (787,374)       (620,570)     (865,519)     (778,166)   (1,041,349)     (765,271)     (698,424)     (513,453)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
 (23,579,937)     (5,994,871)   (5,793,851)  (28,016,773)   (8,701,043)  (36,777,499)   15,707,566    (3,017,539)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  48,604,762      23,494,247    69,376,644    (1,057,750)  121,974,287     9,715,361    60,719,050     7,797,555

 218,354,477     194,860,230   259,450,120   260,507,870   331,538,473   321,823,112   131,511,083   123,713,528
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$266,959,239    $218,354,477  $328,826,764  $259,450,120  $453,512,760  $331,538,473  $192,230,133  $131,511,083
============    ============  ============  ============  ============  ============  ============  ============
  20,868,434      21,613,368    12,556,851    13,725,370    13,358,384    14,976,319     7,448,151     7,731,366
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
   5,617,291       8,401,768     7,319,815     7,324,034     7,007,675     6,064,924     5,837,631     6,769,443
  (7,680,907)     (9,146,702)   (6,997,429)   (8,492,553)   (7,175,978)   (7,682,859)   (4,814,433)   (7,052,658)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  18,804,818      20,868,434    12,879,237    12,556,851    13,190,081    13,358,384     8,471,349     7,448,151
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                   SUBACCOUNTS
                             --------------------------------------------------------------------------------------
                             AST PIMCO LIMITED MATURITY    AST PIMCO TOTAL RETURN BOND    AST T. ROWE PRICE EQUITY
                                   BOND PORTFOLIO                   PORTFOLIO                 INCOME PORTFOLIO
                             --------------------------  ------------------------------  --------------------------
                              01/01/2013    01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
                                  TO            TO             TO              TO             TO            TO
                              12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
                             ------------  ------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $(10,213,000) $ (3,214,161) $  (35,799,279) $   21,927,716  $ (4,154,350) $ (2,869,736)
  Capital gains
   distributions
   received.................            0    21,616,209               0      23,937,171             0             0
  Realized gain (loss) on
   shares redeemed..........    7,118,883    (7,621,877)     31,091,623      32,456,405    15,231,205     9,502,916
  Net change in unrealized
   gain (loss) on
   investments..............  (20,545,667)    9,908,128     (75,743,770)     82,241,310    43,510,610    16,374,061
                             ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............  (23,639,784)   20,688,299     (80,451,426)    160,562,602    54,587,465    23,007,241
                             ------------  ------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    3,443,369    11,144,632       9,718,062      51,352,936     1,189,031     3,295,289
  Annuity Payments..........   (2,017,964)   (1,880,728)     (2,851,176)     (3,142,255)     (415,600)     (129,653)
  Surrenders, withdrawals
   and death benefits.......  (84,148,479)  (86,795,007)   (187,083,587)   (179,927,192)  (22,711,864)  (14,960,889)
  Net transfers between
   other subaccounts or
   fixed rate option........   12,874,956    32,389,561    (122,970,900)    288,150,275    29,704,074    44,772,819
  Other charges.............   (1,271,696)   (1,580,499)    (11,662,411)    (11,466,237)     (756,657)     (467,022)
                             ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (71,119,814)  (46,722,041)   (314,850,012)    144,967,527     7,008,984    32,510,544
                             ------------  ------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (94,759,598)  (26,033,742)   (395,301,438)    305,530,129    61,596,449    55,517,785

NET ASSETS
  Beginning of period.......  672,854,720   698,888,462   2,363,957,819   2,058,427,690   194,476,608   138,958,823
                             ------------  ------------  --------------  --------------  ------------  ------------
  End of period............. $578,095,122  $672,854,720  $1,968,656,381  $2,363,957,819  $256,073,057  $194,476,608
                             ============  ============  ==============  ==============  ============  ============

  Beginning units...........   47,792,014    51,458,919     138,676,729     129,699,948    15,573,111    12,887,510
                             ------------  ------------  --------------  --------------  ------------  ------------
  Units issued..............   20,840,851    25,458,708      45,696,911      71,285,520     7,933,510     9,440,381
  Units redeemed............  (26,573,457)  (29,125,613)    (65,567,604)    (62,308,739)   (7,532,881)   (6,754,780)
                             ------------  ------------  --------------  --------------  ------------  ------------
  Ending units..............   42,059,408    47,792,014     118,806,036     138,676,729    15,973,740    15,573,111
                             ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
  AST QMA US EQUITY ALPHA      AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET          AST INTERNATIONAL
         PORTFOLIO                RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO             VALUE PORTFOLIO
--------------------------    --------------------------  ------------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012     01/01/2013    01/01/2012
     TO              TO            TO            TO             TO              TO             TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
$ (2,105,497)   $   (910,313) $ (3,921,546) $ (3,185,101) $  (36,823,915) $   (8,257,267) $ (2,601,745) $  1,018,108
           0               0             0             0               0      14,470,571             0             0
  14,591,642       2,380,106    (8,979,998)    2,275,657      42,979,657      46,039,654     3,314,826     6,738,173
  24,305,832      16,642,367    42,318,270     2,203,945     284,047,158     126,550,775    23,074,273    10,502,501
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

  36,791,977      18,112,160    29,416,726     1,294,501     290,202,900     178,803,733    23,787,354    18,258,782
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

     540,185       2,133,433     1,113,676     7,197,280       8,648,573      43,715,135       930,883     2,717,815
    (304,055)       (158,120)     (324,001)     (260,720)       (981,166)     (1,128,271)     (139,811)      (81,139)
 (15,114,247)    (14,748,345)  (21,118,875)  (21,941,398)   (107,679,089)    (79,062,409)  (13,324,033)  (11,593,838)
   2,330,856      15,474,068   (22,754,787)   13,629,642     194,054,688     268,259,448     9,505,543      (705,786)
    (479,998)       (371,154)   (1,433,899)   (1,395,012)    (13,092,211)    (11,080,808)     (547,546)     (474,757)
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

 (13,027,259)      2,329,882   (44,517,886)   (2,770,208)     80,950,795     220,703,095    (3,574,964)  (10,137,705)
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------

  23,764,718      20,442,042   (15,101,160)   (1,475,707)    371,153,695     399,506,828    20,212,390     8,121,077

 128,439,283     107,997,241   253,999,831   255,475,538   1,911,349,180   1,511,842,352   142,342,978   134,221,901
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
$152,204,001    $128,439,283  $238,898,671  $253,999,831  $2,282,502,875  $1,911,349,180  $162,555,368  $142,342,978
============    ============  ============  ============  ==============  ==============  ============  ============

   9,786,553       9,571,807     9,550,468     9,670,862     120,271,609     105,877,741    10,512,769    11,036,015
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
   3,635,977       6,223,197     4,044,781     7,915,341      33,847,839      51,229,229     3,299,660     4,541,241
  (4,583,857)     (6,008,451)   (5,728,229)   (8,035,735)    (29,091,474)    (36,835,361)   (3,612,060)   (5,064,487)
------------    ------------  ------------  ------------  --------------  --------------  ------------  ------------
   8,838,673       9,786,553     7,867,020     9,550,468     125,027,974     120,271,609    10,200,369    10,512,769
============    ============  ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                 SUBACCOUNTS
                             ----------------------------------------------------------------------------------------
                                                             AST J.P. MORGAN INTERNATIONAL    AST TEMPLETON GLOBAL
                             AST MFS GLOBAL EQUITY PORTFOLIO      EQUITY PORTFOLIO               BOND PORTFOLIO
                             ------------------------------  ----------------------------  --------------------------
                              01/01/2013      01/01/2012      01/01/2013     01/01/2012     01/01/2013    01/01/2012
                                  TO              TO              TO             TO             TO            TO
                              12/31/2013      12/31/2012      12/31/2013     12/31/2012     12/31/2013    12/31/2012
                              ------------    ------------   ------------   ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (3,130,052)   $   (694,968)   $ (3,348,282)  $    442,850   $ (4,023,776) $  2,286,726
  Capital gains
   distributions
   received.................            0               0               0              0              0     4,827,768
  Realized gain (loss) on
   shares redeemed..........    8,555,484       5,390,085       8,808,308      1,520,190     (1,439,658)    1,631,275
  Net change in unrealized
   gain (loss) on
   investments..............   38,759,028      20,912,421      20,804,680     31,260,141     (9,036,912)      445,173
                              ------------    ------------   ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   44,184,460      25,607,538      26,264,706     33,223,181    (14,500,346)    9,190,942
                              ------------    ------------   ------------   ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    1,163,550       3,495,194         825,022      3,317,275      1,299,796     4,761,816
  Annuity Payments..........     (131,324)       (145,257)       (459,966)      (255,974)      (532,135)     (537,155)
  Surrenders, withdrawals
   and death benefits.......  (15,621,215)    (10,129,138)    (19,310,914)   (17,422,175)   (24,556,190)  (27,019,555)
  Net transfers between
   other subaccounts or
   fixed rate option........   61,333,000      22,739,374      14,852,403     17,902,254      9,423,669     4,533,829
  Other charges.............   (1,072,155)       (756,719)       (950,229)      (771,735)      (788,321)     (891,664)
                              ------------    ------------   ------------   ------------   ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   45,671,856      15,203,454      (5,043,684)     2,769,645    (15,153,181)  (19,152,729)
                              ------------    ------------   ------------   ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   89,856,316      40,810,992      21,221,022     35,992,826    (29,653,527)   (9,961,787)

NET ASSETS
  Beginning of period.......  157,917,632     117,106,640     206,758,252    170,765,426    264,564,291   274,526,078
                              ------------    ------------   ------------   ------------   ------------  ------------
  End of period............. $247,773,948    $157,917,632    $227,979,274   $206,758,252   $234,910,764  $264,564,291
                              ============    ============   ============   ============   ============  ============

  Beginning units...........    8,585,436       7,715,607      11,582,552     11,107,534     16,122,460    17,356,545
                              ------------    ------------   ------------   ------------   ------------  ------------
  Units issued..............    7,957,061       6,067,812       5,565,293      8,215,704      7,072,955     7,953,115
  Units redeemed............   (5,664,488)     (5,197,983)     (5,807,787)    (7,740,686)    (8,182,146)   (9,187,200)
                              ------------    ------------   ------------   ------------   ------------  ------------
  Ending units..............   10,878,009       8,585,436      11,340,058     11,582,552     15,013,269    16,122,460
                              ============    ============   ============   ============   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
     AST INTERNATIONAL         AST WELLINGTON MANAGEMENT     AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET
     GROWTH PORTFOLIO           HEDGED EQUITY PORTFOLIO        ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
--------------------------    --------------------------  ------------------------------  ------------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012     01/01/2013      01/01/2012      01/01/2013      01/01/2012
     TO              TO            TO            TO             TO              TO              TO              TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012     12/31/2013      12/31/2012      12/31/2013      12/31/2012
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
$ (7,728,273)   $ (2,646,796) $ (6,062,388) $ (3,821,920) $  (87,642,787) $  (43,111,123) $  (62,579,779) $  (29,065,144)
           0               0             0             0               0               0               0               0
  26,935,066      18,031,898    11,760,010     7,783,595     110,033,475     147,068,848     137,141,892     151,188,536
  51,243,852      55,061,085    52,595,015    15,291,495     815,483,847     281,936,075     170,246,951     181,354,900
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

  70,450,645      70,446,187    58,292,637    19,253,170     837,874,535     385,893,800     244,809,064     303,478,292
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

   1,968,886       4,437,779     2,527,947     9,643,171      25,758,018     102,124,963      14,905,514      74,119,535
    (902,160)       (585,926)     (101,067)      (86,818)     (1,246,770)     (1,225,306)     (2,381,929)       (934,535)
 (48,181,798)    (44,277,496)  (25,624,487)  (15,269,194)   (246,774,718)   (189,439,213)   (192,946,080)   (160,415,685)
  28,525,821      (8,351,411)  170,318,759    42,221,772     452,026,200     291,310,099    (110,338,928)    132,489,013
    (927,402)       (838,991)   (1,920,450)   (1,327,792)    (21,499,200)    (17,672,437)    (17,078,998)    (16,008,153)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

 (19,516,653)    (49,616,045)  145,200,702    35,181,139     208,263,530     185,098,106    (307,840,421)     29,250,175
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
  50,933,992      20,830,142   203,493,339    54,434,309   1,046,138,065     570,991,906     (63,031,357)    332,728,467

 426,787,497     405,957,355   263,880,786   209,446,477   4,005,043,546   3,434,051,640   3,322,479,940   2,989,751,473
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
$477,721,489    $426,787,497  $467,374,125  $263,880,786  $5,051,181,611  $4,005,043,546  $3,259,448,583  $3,322,479,940
============    ============  ============  ============  ==============  ==============  ==============  ==============

  24,202,959      27,343,227    25,556,052    22,133,953     355,694,057     341,315,862     296,046,865     294,848,532
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
   8,452,894       9,613,259    28,708,424    17,099,031     115,723,714     160,308,172      61,752,271     108,935,398
  (9,808,671)    (12,753,527)  (16,196,109)  (13,676,932)    (99,694,189)   (145,929,977)    (89,204,972)   (107,737,065)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
  22,847,182      24,202,959    38,068,367    25,556,052     371,723,582     355,694,057     268,594,164     296,046,865
============    ============  ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                     SUBACCOUNTS
                             ------------------------------------------------------------------------------------------
                                   AST BALANCED ASSET            AST PRESERVATION ASSET         AST SCHRODERS GLOBAL
                                  ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO           TACTICAL PORTFOLIO
                             ------------------------------  ------------------------------  --------------------------
                               01/01/2013      01/01/2012      01/01/2013      01/01/2012     01/01/2013    01/01/2012
                                   TO              TO              TO              TO             TO            TO
                               12/31/2013      12/31/2012      12/31/2013      12/31/2012     12/31/2013    12/31/2012
                             --------------  --------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $  (53,483,770) $  (23,619,238) $  (50,245,986) $  (21,142,773) $(14,485,769) $ (8,047,680)
  Capital gains
   distributions
   received.................              0      84,342,530               0     163,050,575             0     3,019,041
  Realized gain (loss) on
   shares redeemed..........     78,452,399      71,744,620     187,479,791      75,017,692    24,183,281    17,035,331
  Net change in unrealized
   gain (loss) on
   investments..............    406,791,717     123,312,761      49,973,969       6,844,756   115,395,421    62,181,867
                             --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    431,760,346     255,780,673     187,207,774     223,770,250   125,092,933    74,188,559
                             --------------  --------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     14,528,223      56,949,344      13,501,814      55,278,691     3,619,772    19,569,297
  Annuity Payments..........     (1,366,176)     (1,673,558)     (1,671,473)       (581,067)     (267,371)      (47,070)
  Surrenders, withdrawals
   and death benefits.......   (184,535,450)   (138,117,145)   (205,481,222)   (189,725,060)  (40,700,497)  (20,485,709)
  Net transfers between
   other subaccounts or
   fixed rate option........     58,944,747     256,056,051    (371,268,685)    157,803,489   140,080,244   163,299,049
  Other charges.............    (18,350,764)    (17,021,674)    (14,195,464)    (14,477,097)   (6,683,988)   (5,162,545)
                             --------------  --------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (130,779,420)    156,193,018    (579,115,030)      8,298,956    96,048,160   157,173,022
                             --------------  --------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    300,980,926     411,973,691    (391,907,256)    232,069,206   221,141,093   231,361,581

NET ASSETS
  Beginning of period.......  2,847,166,952   2,435,193,261   2,916,724,487   2,684,655,281   729,941,398   498,579,817
                             --------------  --------------  --------------  --------------  ------------  ------------
  End of period............. $3,148,147,878  $2,847,166,952  $2,524,817,231  $2,916,724,487  $951,082,491  $729,941,398
                             ==============  ==============  ==============  ==============  ============  ============

  Beginning units...........    241,017,085     228,059,866     235,651,564     235,261,368    63,913,835    49,794,863
                             --------------  --------------  --------------  --------------  ------------  ------------
  Units issued..............     53,534,981      87,013,298      42,720,901      71,082,145    28,920,270    45,975,741
  Units redeemed............    (64,334,544)    (74,056,079)    (88,581,763)    (70,691,949)  (21,041,038)  (31,856,769)
                             --------------  --------------  --------------  --------------  ------------  ------------
  Ending units..............    230,217,522     241,017,085     189,790,702     235,651,564    71,793,067    63,913,835
                             ==============  ==============  ==============  ==============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
       AST RCM WORLD            AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS         AST FI PYRAMIS(R) ASSET
     TRENDS PORTFOLIO             THEMATIC PORTFOLIO         MULTI-ASSET PORTFOLIO        ALLOCATION PORTFOLIO
--------------------------    --------------------------  ---------------------------  --------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012     01/01/2013    01/01/2012    01/01/2013    01/01/2012
     TO              TO            TO            TO             TO            TO            TO            TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012     12/31/2013    12/31/2012    12/31/2013    12/31/2012
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
$(15,467,588)   $(10,274,177) $(11,946,887) $ (7,974,994) $ (14,460,738) $ (9,476,763) $ (7,633,461) $ (4,108,932)
           0      23,034,224             0     4,046,195              0    21,683,906             0             0
  22,595,970      20,530,041    15,949,053    12,687,758     21,623,251    13,280,181     5,521,465     6,168,893
  82,896,744      31,730,924    89,652,112    52,754,414     57,465,798    37,532,849    71,162,072    29,984,067
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

  90,025,126      65,021,012    93,654,278    61,513,373     64,628,311    63,020,173    69,050,076    32,044,028
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

   2,532,883      21,832,659     2,376,282    20,673,100      1,617,055    22,824,309     1,500,877    12,574,854
    (284,508)        (98,201)     (153,631)     (251,244)      (413,895)     (155,509)       (9,084)      (34,633)
 (44,658,064)    (36,790,180)  (28,287,250)  (18,173,985)   (39,778,103)  (32,132,836)  (17,309,205)  (11,271,651)
 (33,712,334)     75,429,149    44,046,525    50,139,634    (55,952,769)   49,205,514   103,122,350    57,811,076
  (7,193,006)     (6,905,879)   (5,756,654)   (5,205,379)    (6,840,241)   (6,805,739)   (3,388,095)   (2,558,826)
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

 (83,315,029)     53,467,548    12,225,272    47,182,126   (101,367,953)   32,935,739    83,916,843    56,520,820
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------

   6,710,097     118,488,560   105,879,550   108,695,499    (36,739,642)   95,955,912   152,966,919    88,564,848

 906,641,320     788,152,760   656,213,226   547,517,727    863,291,810   767,335,898   359,928,718   271,363,870
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
$913,351,417    $906,641,320  $762,092,776  $656,213,226  $ 826,552,168  $863,291,810  $512,895,637  $359,928,718
============    ============  ============  ============  =============  ============  ============  ============

  88,988,075      83,953,848    60,747,828    56,706,824     79,468,076    76,501,222    34,758,580    29,299,088
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
  16,164,152      37,511,390    17,209,465    38,229,964     14,127,149    28,535,024    17,397,664    21,307,734
 (24,092,024)    (32,477,163)  (16,220,274)  (34,188,960)   (23,226,937)  (25,568,170)   (9,909,952)  (15,848,242)
------------    ------------  ------------  ------------  -------------  ------------  ------------  ------------
  81,060,203      88,988,075    61,737,019    60,747,828     70,368,288    79,468,076    42,246,292    34,758,580
============    ============  ============  ============  =============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                             SUBACCOUNTS
                             --------------------------------------------------------------------------------
                             AST WESTERN ASSET CORE PLUS                         COLUMBIA VARIABLE PORTFOLIO -
                                   BOND PORTFOLIO         DAVIS VALUE PORTFOLIO   ASSET ALLOCATION FUND
                             --------------------------  ----------------------  ----------------------------
                              01/01/2013    01/01/2012   01/01/2013  01/01/2012  01/01/2013      01/01/2012
                                  TO            TO           TO          TO          TO              TO
                              12/31/2013    12/31/2012   12/31/2013  12/31/2012  12/31/2013      12/31/2012
                             ------------  ------------  ----------  ----------  ----------      -----------
OPERATIONS
  Net investment income
   (loss)................... $ (7,318,318) $  6,758,114  $   (7,337) $    1,668  $   68,408     $    59,873
  Capital gains
   distributions
   received.................            0    14,416,767      81,083      68,443           0               0
  Realized gain (loss) on
   shares redeemed..........    1,858,823     6,750,157     (17,585)    (62,379)    (66,222)       (173,431)
  Net change in unrealized
   gain (loss) on
   investments..............   (7,859,735)   (3,889,687)    273,004     121,473     749,171         710,022
                             ------------  ------------  ----------  ----------   ----------     -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............  (13,319,230)   24,035,351     329,165     129,205     751,357         596,464
                             ------------  ------------  ----------  ----------   ----------     -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................    2,661,423     8,630,992       5,507       5,228       3,311           4,578
  Annuity Payments..........     (200,741)     (227,638)    (26,111)     (1,349)    (41,651)       (282,930)
  Surrenders, withdrawals
   and death benefits.......  (32,470,215)  (27,856,440)   (208,564)   (164,929)   (367,336)       (752,944)
  Net transfers between
   other subaccounts or
   fixed rate option........   47,896,020    37,544,947     (29,786)    (16,165)   (530,809)       (149,023)
  Other charges.............   (2,643,100)   (2,559,983)     (4,006)     (4,047)     (6,307)         (7,684)
                             ------------  ------------  ----------  ----------   ----------     -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   15,243,387    15,531,878    (262,960)   (181,262)   (942,792)     (1,188,003)
                             ------------  ------------  ----------  ----------   ----------     -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    1,924,157    39,567,229      66,205     (52,057)   (191,435)       (591,539)

NET ASSETS
  Beginning of period.......  428,317,819   388,750,590   1,138,982   1,191,039   4,822,349       5,413,888
                             ------------  ------------  ----------  ----------   ----------     -----------
  End of period............. $430,241,976  $428,317,819  $1,205,187  $1,138,982  $4,630,914     $ 4,822,349
                             ============  ============  ==========  ==========   ==========     ===========

  Beginning units...........   35,787,756    34,469,621      98,752     115,205     278,069         349,314
                             ------------  ------------  ----------  ----------   ----------     -----------
  Units issued..............   22,826,473    24,987,155       5,033       5,533       5,802           2,006
  Units redeemed............  (21,430,377)  (23,669,020)    (24,421)    (21,986)    (55,615)        (73,251)
                             ------------  ------------  ----------  ----------   ----------     -----------
  Ending units..............   37,183,852    35,787,756      79,364      98,752     228,256         278,069
                             ============  ============  ==========  ==========   ==========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO - PRUDENTIAL SP INTERNATIONAL
    MONEY MARKET FUND         SMALL COMPANY GROWTH FUND         GROWTH PORTFOLIO        NVIT DEVELOPING MARKETS FUND
----------------------------  -------------------------     --------------------------  --------------------------
 01/01/2013     01/01/2012    01/01/2013     01/01/2012      01/01/2013    01/01/2012    01/01/2013     01/01/2012
     TO             TO            TO             TO              TO            TO            TO             TO
04/26/2013**    12/31/2012    12/31/2013     12/31/2012      12/31/2013    12/31/2012    12/31/2013     12/31/2012
------------    -----------   ----------     ----------     -----------   -----------   ------------   ------------
$    (3,151)   $   (11,939)    $ (3,531)      $ (3,971)     $  (110,407)  $   (74,697)  $   (421,073)  $ (1,151,327)
          0              0            0              0                0             0              0              0
          0              0       27,284         11,430          607,102       751,249     (1,279,431)    (1,067,105)
          0              0      105,347         33,751          635,738       819,066       (105,351)    12,698,073
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

     (3,151)       (11,939)     129,100         41,210        1,132,433     1,495,618     (1,805,855)    10,479,641
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

        872          1,971          244            986           41,865        16,505        501,116        981,284
          0            (39)     (22,775)             0          (15,813)      (26,957)       (92,200)      (351,194)
   (253,466)    (1,082,610)     (59,184)       (50,162)      (1,070,140)   (1,289,024)    (9,133,168)   (10,669,363)
   (761,297)       931,269         (885)         2,406         (903,141)      186,227     (5,403,136)     3,407,145
       (447)        (3,324)        (810)          (928)          (8,374)      (13,183)       (74,887)       (91,830)
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

 (1,014,338)      (152,733)     (83,410)       (47,698)      (1,955,603)   (1,126,432)   (14,202,275)    (6,723,958)
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------

 (1,017,489)      (164,672)      45,690         (6,488)        (823,170)      369,186    (16,008,130)     3,755,683

  1,017,489      1,182,161      381,023        387,511        8,259,660     7,890,474     78,997,094     75,241,411
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------
$         0    $ 1,017,489     $426,713       $381,023      $ 7,436,490   $ 8,259,660   $ 62,988,964   $ 78,997,094
===========     ===========    ========       ========      ===========   ===========   ============   ============

     94,947        109,204       18,821         21,224          650,993       750,098      3,750,680      4,090,174
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------
     40,040        128,743           11            512          225,230       256,871      1,424,044      1,959,169
   (134,987)      (143,000)      (3,675)        (2,915)        (378,112)     (355,976)    (2,141,161)    (2,298,663)
-----------     -----------    --------       --------      -----------   -----------   ------------   ------------
          0         94,947       15,157         18,821          498,111       650,993      3,033,563      3,750,680
===========     ===========    ========       ========      ===========   ===========   ============   ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                                                       FIRST TRUST TARGET FOCUS  GLOBAL DIVIDEND TARGET 15
                             THE DOW DART 10 PORTFOLIO      FOUR PORTFOLIO               PORTFOLIO
                             ------------------------  ------------------------  ------------------------
                              01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO           TO           TO           TO           TO           TO
                              12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (118,450) $  (116,305) $   (94,575) $  (108,806) $  (465,053) $  (466,040)
  Capital gains
   distributions
   received.................           0            0            0            0            0            0
  Realized gain (loss) on
   shares redeemed..........     820,789      701,243      363,255       33,555    2,757,391    1,845,207
  Net change in unrealized
   gain (loss) on
   investments..............   1,106,590        7,065    1,201,008      801,754    1,131,736    4,205,062
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   1,808,929      592,003    1,469,688      726,503    3,424,074    5,584,229
                             -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      24,934       96,840      167,559       78,815      431,115      375,763
  Annuity Payments..........     (28,676)         290       (8,433)           0     (112,142)     (68,457)
  Surrenders, withdrawals
   and death benefits.......  (1,050,318)  (1,008,377)    (741,165)    (890,333)  (3,369,132)  (3,174,514)
  Net transfers between
   other subaccounts or
   fixed rate option........      37,540       90,727     (661,384)  (1,109,358)  (4,064,187)   4,361,068
  Other charges.............      (9,338)      (9,546)      (7,230)     (11,563)     (29,911)     (32,847)
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,025,858)    (830,066)  (1,250,653)  (1,932,439)  (7,144,257)   1,461,013
                             -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................     783,071     (238,063)     219,035   (1,205,936)  (3,720,183)   7,045,242

NET ASSETS
  Beginning of period.......   6,533,699    6,771,762    5,805,160    7,011,096   31,651,150   24,605,908
                             -----------  -----------  -----------  -----------  -----------  -----------
  End of period............. $ 7,316,770  $ 6,533,699  $ 6,024,195  $ 5,805,160  $27,930,967  $31,651,150
                             ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units...........     520,001      588,903      906,260    1,182,518    1,676,458    1,599,922
                             -----------  -----------  -----------  -----------  -----------  -----------
  Units issued..............     208,113      285,453      311,921      359,396      481,511      875,700
  Units redeemed............    (277,787)    (354,355)    (481,858)    (635,654)    (849,561)    (799,164)
                             -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..............     450,327      520,001      736,323      906,260    1,308,408    1,676,458
                             ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                       SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
NASDAQ TARGET 15 PORTFOLIO   S&P TARGET 24 PORTFOLIO  TARGET MANAGED VIP PORTFOLIO VALUE LINE TARGET 25 PORTFOLIO
-------------------------   ------------------------  ---------------------------  -----------------------------
01/01/2013     01/01/2012    01/01/2013   01/01/2012   01/01/2013     01/01/2012    01/01/2013      01/01/2012
    TO             TO            TO           TO           TO             TO            TO              TO
12/31/2013     12/31/2012    12/31/2013   12/31/2012   12/31/2013     12/31/2012    12/31/2013      12/31/2012
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
$  (62,382)   $   (63,373)  $  (135,515) $  (134,313) $  (324,721)   $  (334,110)  $   (93,319)    $  (101,211)
         0              0             0            0            0              0             0               0
   844,049        415,176       773,665      348,835    1,686,265      2,022,447       439,684         480,671
   771,525        169,420     2,229,646      375,322    4,416,229        446,326     1,347,854         899,557
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

 1,553,192        521,223     2,867,796      589,844    5,777,773      2,134,663     1,694,219       1,279,017
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

    48,381         15,422       182,855      175,425      232,114         91,173        47,956          56,938
         0              0       (35,097)      (5,578)     (43,422)       (66,891)       20,399         (24,602)
  (439,154)      (804,913)     (944,358)  (1,167,597)  (2,262,097)    (3,268,437)     (720,351)       (951,121)
 1,011,467       (966,240)    1,508,727   (1,607,214)    (341,437)      (479,261)     (580,085)     (1,213,658)
    (3,019)        (3,073)      (10,437)     (10,452)     (43,677)       (46,645)       (7,285)         (8,387)
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

   617,675     (1,758,804)      701,690   (2,615,416)  (2,458,519)    (3,770,061)   (1,239,366)     (2,140,830)
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------

 2,170,867     (1,237,581)    3,569,486   (2,025,572)   3,319,254     (1,635,398)      454,853        (861,813)

 3,163,662      4,401,243     7,159,113    9,184,685   18,388,104     20,023,502     6,275,731       7,137,544
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
$5,334,529    $ 3,163,662   $10,728,599  $ 7,159,113  $21,707,358    $18,388,104   $ 6,730,584     $ 6,275,731
==========    ===========   ===========  ===========   ===========   ===========    ===========     ===========

   295,457        454,419       596,959      817,764    1,716,295      2,087,462       797,944       1,095,836
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
   394,877        354,859       412,139      351,986      473,691        540,979        58,897         120,020
  (352,802)      (513,821)     (377,929)    (572,791)    (665,537)      (912,146)     (190,425)       (417,912)
----------    -----------   -----------  -----------   -----------   -----------    -----------     -----------
   337,532        295,457       631,169      596,959    1,524,449      1,716,295       666,416         797,944
==========    ===========   ===========  ===========   ===========   ===========    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                              THE DOW TARGET DIVIDEND
                                     PORTFOLIO            PROFUND VP ASIA 30         PROFUND VP BANKS
                             ------------------------  ------------------------  ------------------------
                              01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO           TO           TO           TO           TO           TO
                              12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (275,086) $  (311,996) $  (301,420) $  (333,070) $   (81,303) $   (75,725)
  Capital gains
   distributions
   received.................           0            0            0            0            0            0
  Realized gain (loss) on
   shares redeemed..........     866,048    2,333,448    1,369,899   (3,987,853)   1,527,643      242,722
  Net change in unrealized
   gain (loss) on
   investments..............   3,339,920   (1,426,830)     722,403    7,008,916      (78,127)     279,738
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   3,930,882      594,622    1,790,882    2,687,993    1,368,213      446,735
                             -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     288,638      157,373       89,336      257,956       44,227       16,973
  Annuity Payments..........     (44,591)    (118,440)     (79,984)     (24,264)      (4,367)     (13,306)
  Surrenders, withdrawals
   and death benefits.......  (2,493,171)  (2,636,228)  (3,071,679)  (2,315,767)    (862,358)    (789,716)
  Net transfers between
   other subaccounts or
   fixed rate option........     627,190   (4,062,851)  (1,977,453)     984,409   (1,950,386)   4,464,395
  Other charges.............     (24,675)     (28,368)     (35,911)     (36,211)      (7,054)      (5,023)
                             -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (1,646,609)  (6,688,514)  (5,075,691)  (1,133,877)  (2,779,938)   3,673,323
                             -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   2,284,273   (6,093,892)  (3,284,809)   1,554,116   (1,411,725)   4,120,058

NET ASSETS
  Beginning of period.......  15,645,504   21,739,396   22,804,193   21,250,077    6,430,427    2,310,369
                             -----------  -----------  -----------  -----------  -----------  -----------
  End of period............. $17,929,777  $15,645,504  $19,519,384  $22,804,193  $ 5,018,702  $ 6,430,427
                             ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units...........   1,694,934    2,453,874    1,128,784    1,208,979    1,296,114      618,255
                             -----------  -----------  -----------  -----------  -----------  -----------
  Units issued..............     729,035    2,209,847    1,406,705    1,523,294    5,227,229    6,496,033
  Units redeemed............    (891,126)  (2,968,787)  (1,690,656)  (1,603,489)  (5,757,272)  (5,818,174)
                             -----------  -----------  -----------  -----------  -----------  -----------
  Ending units..............   1,532,843    1,694,934      844,833    1,128,784      766,071    1,296,114
                             ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
      PROFUND VP BEAR         PROFUND VP BIOTECHNOLOGY  PROFUND VP BASIC MATERIALS   PROFUND VP ULTRABULL
--------------------------    ------------------------  ------------------------   ------------------------
 01/01/2013      01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012   01/01/2013   01/01/2012
     TO              TO            TO           TO           TO            TO           TO           TO
 12/31/2013      12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012   12/31/2013   12/31/2012
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
$   (156,353)   $   (259,460) $  (243,871) $  (152,248) $   (93,875)  $  (212,913) $  (140,908) $  (136,956)
           0               0            0            0            0             0    1,303,633            0
  (2,800,280)     (4,462,848)   5,586,932    2,434,803      510,516    (2,223,555)   2,140,459    2,714,266
    (585,915)        927,305    2,610,659      391,891    1,523,245     3,374,195    1,527,098     (252,798)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------

  (3,542,548)     (3,795,003)   7,953,720    2,674,446    1,939,886       937,727    4,830,282    2,324,512
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------

     114,211          54,388      123,320       51,333       95,503       233,521       45,845       75,377
      (4,776)        (12,490)      (8,612)     (13,657)     (44,759)       (6,251)      (6,459)     (21,140)
  (1,300,864)     (2,346,503)  (2,363,701)  (1,740,414)  (1,826,879)   (2,030,951)  (1,234,114)  (1,248,651)
   2,718,023      (2,160,388)   3,582,144    5,129,092      999,855    (2,526,867)     978,531   (4,086,492)
     (11,516)        (16,660)      (9,962)      (6,739)     (13,162)      (17,285)      (8,033)      (8,977)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------

   1,515,078      (4,481,653)   1,323,189    3,419,615     (789,442)   (4,347,833)    (224,230)  (5,289,883)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------


  (2,027,470)     (8,276,656)   9,276,909    6,094,061    1,150,444    (3,410,106)   4,606,052   (2,965,371)

   9,946,938      18,223,594   10,864,210    4,770,149   13,665,207    17,075,313    8,024,345   10,989,716
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
$  7,919,468    $  9,946,938  $20,141,119  $10,864,210  $14,815,651   $13,665,207  $12,630,397  $ 8,024,345
============    ============  ===========  ===========  ===========   ===========  ===========  ===========

   2,506,160       3,842,819      717,074      444,163      863,209     1,156,867    1,021,343    1,787,163
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
  19,652,261      22,329,398    1,683,592    2,317,443    1,023,255     1,224,448    3,542,434    7,081,862
 (19,484,590)    (23,666,057)  (1,585,192)  (2,044,532)  (1,094,350)   (1,518,106)  (3,559,903)  (7,847,682)
------------    ------------  -----------  -----------  -----------   -----------  -----------  -----------
   2,673,831       2,506,160      815,474      717,074      792,114       863,209    1,003,874    1,021,343
============    ============  ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------
                                                                PROFUND VP                PROFUND VP
                                   PROFUND VP BULL           CONSUMER SERVICES     CONSUMER GOODS PORTFOLIO
                             --------------------------  ------------------------  ------------------------
                              01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO            TO            TO           TO           TO           TO
                              12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             ------------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   (624,990) $   (703,489) $  (221,178) $  (196,245) $  (116,375) $   (95,851)
  Capital gains
   distributions
   received.................      535,359             0       45,393       61,850            0            0
  Realized gain (loss) on
   shares redeemed..........    7,698,953     6,482,372    2,632,068    1,564,438    1,576,362    1,224,958
  Net change in unrealized
   gain (loss) on
   investments..............    2,098,966      (312,047)   2,384,050      414,944    1,835,420      (14,831)
                             ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    9,708,288     5,466,836    4,840,333    1,844,987    3,295,407    1,114,276
                             ------------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      208,718       337,976      101,095      211,915       67,900      235,283
  Annuity Payments..........      (76,130)      (52,002)      (8,395)      (1,607)     (31,792)     (33,452)
  Surrenders, withdrawals
   and death benefits.......   (6,218,563)   (6,864,221)  (1,670,771)  (1,441,282)  (2,238,339)  (1,557,634)
  Net transfers between
   other subaccounts or
   fixed rate option........    2,947,806   (20,665,313)   5,779,992    1,889,787    3,477,400   (4,336,958)
  Other charges.............      (60,348)      (64,943)     (55,419)     (33,573)     (61,763)     (42,953)
                             ------------  ------------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (3,198,517)  (27,308,503)   4,146,502      625,240    1,213,406   (5,735,714)
                             ------------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    6,509,771   (21,841,667)   8,986,835    2,470,227    4,508,813   (4,621,438)

NET ASSETS
  Beginning of period.......   39,464,771    61,306,438   10,839,632    8,369,405   11,414,372   16,035,810
                             ------------  ------------  -----------  -----------  -----------  -----------
  End of period............. $ 45,974,542  $ 39,464,771  $19,826,467  $10,839,632  $15,923,185  $11,414,372
                             ============  ============  ===========  ===========  ===========  ===========

  Beginning units...........    3,403,519     6,004,400      888,964      823,362      802,776    1,243,206
                             ------------  ------------  -----------  -----------  -----------  -----------
  Units issued..............   14,006,125    19,004,836    1,900,784    2,837,784    1,255,174    2,339,420
  Units redeemed............  (14,347,685)  (21,605,717)  (1,605,177)  (2,772,182)  (1,164,188)  (2,779,850)
                             ------------  ------------  -----------  -----------  -----------  -----------
  Ending units..............    3,061,959     3,403,519    1,184,571      888,964      893,762      802,776
                             ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
                                                                                        PROFUND VP
  PROFUND VP OIL & GAS        PROFUND VP EUROPE 30      PROFUND VP FINANCIALS      U.S. GOVERNMENT PLUS
------------------------    ------------------------  ------------------------  --------------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012
     TO             TO           TO           TO           TO           TO           TO            TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
$  (397,206)   $  (614,198) $   (27,544) $   193,749  $  (298,916) $  (229,284) $   (284,147) $   (621,389)
  1,334,941      3,397,242            0            0            0            0     1,368,991     6,286,695
    267,274     (4,302,406)   3,099,230     (470,449)   3,878,334      675,765    (6,433,718)   (4,529,257)
  5,792,179      1,561,339      538,334    2,387,840    1,759,869    1,905,146        61,084    (2,245,022)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

  6,997,188         41,977    3,610,020    2,111,140    5,339,287    2,351,627    (5,287,790)   (1,108,973)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

    215,463        334,010       77,333      115,120      117,254      234,689       281,006        14,291
   (377,549)      (261,671)        (491)     (26,804)     (13,870)        (860)      (39,804)      (74,477)
 (5,505,757)    (4,791,361)  (2,428,880)  (1,992,568)  (2,424,262)  (1,487,763)   (5,200,051)   (6,799,757)
 (2,496,251)    (3,912,427)   3,515,046    7,477,851    4,355,147    4,477,004    (2,622,531)   (7,486,248)
    (37,053)       (42,838)     (20,472)      (9,849)     (89,841)     (61,169)      (44,118)      (48,684)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

 (8,201,147)    (8,674,287)   1,142,536    5,563,750    1,944,428    3,161,901    (7,625,498)  (14,394,875)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------

 (1,203,959)    (8,632,310)   4,752,556    7,674,890    7,283,715    5,513,528   (12,913,288)  (15,503,848)

 35,104,740     43,737,050   18,716,712   11,041,822   16,277,079   10,763,551    26,886,002    42,389,850
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
$33,900,781    $35,104,740  $23,469,268  $18,716,712  $23,560,794  $16,277,079  $ 13,972,714  $ 26,886,002
===========    ===========  ===========  ===========  ===========  ===========  ============  ============

  1,630,877      2,056,191    1,695,715    1,176,304    2,235,224    1,806,372     1,422,536     2,260,090
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
  1,025,929      1,981,579    3,333,627    3,253,374    4,050,848    4,854,849     7,475,245     9,608,283
 (1,372,996)    (2,406,893)  (3,282,680)  (2,733,963)  (3,772,209)  (4,425,997)   (7,975,050)  (10,445,837)
-----------    -----------  -----------  -----------  -----------  -----------  ------------  ------------
  1,283,810      1,630,877    1,746,662    1,695,715    2,513,863    2,235,224       922,731     1,422,536
===========    ===========  ===========  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             -----------------------------------------------------------------------------
                                                               ACCESS VP
                              PROFUND VP HEALTH CARE        HIGH YIELD FUND        PROFUND VP INDUSTRIALS
                             ------------------------  -------------------------  ------------------------
                              01/01/2013   01/01/2012   01/01/2013   01/01/2012    01/01/2013   01/01/2012
                                  TO           TO           TO           TO            TO           TO
                              12/31/2013   12/31/2012   12/31/2013   12/31/2012    12/31/2013   12/31/2012
                             -----------  -----------  -----------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (437,345) $  (295,179) $   252,620  $    872,312  $  (159,942) $  (139,740)
  Capital gains
   distributions
   received.................           0            0      716,345             0            0            0
  Realized gain (loss) on
   shares redeemed..........   5,079,887    1,959,839      207,188     2,615,066    1,830,952    1,027,595
  Net change in unrealized
   gain (loss) on
   investments..............   5,115,558    1,190,110      284,085      (234,815)   2,066,521      202,713
                             -----------  -----------  -----------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   9,758,100    2,854,770    1,460,238     3,252,563    3,737,531    1,090,568
                             -----------  -----------  -----------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     152,689      388,824      128,808        77,905       60,322      208,088
  Annuity Payments..........     (45,456)        (186)      (9,015)      (89,596)      (1,843)      (3,100)
  Surrenders, withdrawals
   and death benefits.......  (4,192,766)  (2,237,365)  (2,948,995)   (5,124,352)  (1,607,614)  (1,211,539)
  Net transfers between
   other subaccounts or
   fixed rate option........   8,629,120    5,443,372   (4,110,053)  (13,403,567)   4,943,766      113,314
  Other charges.............    (123,700)     (80,777)      (7,209)      (10,051)     (46,663)     (34,339)
                             -----------  -----------  -----------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   4,419,887    3,513,868   (6,946,464)  (18,549,661)   3,347,968     (927,576)
                             -----------  -----------  -----------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  14,177,987    6,368,638   (5,486,226)  (15,297,098)   7,085,499      162,992

NET ASSETS
  Beginning of period.......  24,162,673   17,794,035   26,571,348    41,868,446    9,293,000    9,130,008
                             -----------  -----------  -----------  ------------  -----------  -----------
  End of period............. $38,340,660  $24,162,673  $21,085,122  $ 26,571,348  $16,378,499  $ 9,293,000
                             ===========  ===========  ===========  ============  ===========  ===========

  Beginning units...........   2,026,783    1,723,492    1,583,679     2,808,005      680,819      751,923
                             -----------  -----------  -----------  ------------  -----------  -----------
  Units issued..............   3,527,596    3,917,778    3,811,356     4,591,393    1,527,525    1,684,518
  Units redeemed............  (3,206,867)  (3,614,487)  (4,240,204)   (5,815,719)  (1,322,166)  (1,755,622)
                             -----------  -----------  -----------  ------------  -----------  -----------
  Ending units..............   2,347,512    2,026,783    1,154,831     1,583,679      886,178      680,819
                             ===========  ===========  ===========  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                        SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
  PROFUND VP INTERNET          PROFUND VP JAPAN      PROFUND VP PRECIOUS METALS  PROFUND VP MID-CAP GROWTH
-----------------------    ------------------------  --------------------------  ------------------------
 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013   01/01/2012
     TO            TO           TO           TO           TO            TO            TO           TO
 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013   12/31/2012
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$  (109,534)   $  (70,570) $  (205,601) $   (85,375) $   (477,027) $   (966,822) $  (450,137) $  (485,457)
    570,229       700,011            0            0             0             0            0            0
    977,390      (498,397)   3,601,473      101,331   (20,587,297)  (14,409,188)   5,629,682    3,107,677
  1,452,160       533,872      417,857    1,020,266     3,479,373     3,627,006    1,832,990      848,404
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

  2,890,245       664,916    3,813,729    1,036,222   (17,584,951)  (11,749,004)   7,012,535    3,470,624
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

     21,750        23,518      109,021       35,801       181,273       395,090      152,051      532,334
    (26,166)      (21,781)      (5,598)      (3,801)     (112,740)     (162,005)     (22,764)    (112,674)
 (1,027,131)     (580,862)  (1,641,488)    (754,253)   (5,297,179)   (7,529,204)  (4,759,772)  (3,652,863)
  2,601,320     1,438,374    2,778,118    2,873,198    (4,585,816)   (2,875,093)   1,102,021   (3,915,923)
     (4,533)       (4,054)     (12,539)      (3,866)      (38,007)      (59,862)     (44,524)     (64,164)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

  1,565,240       855,195    1,227,514    2,147,079    (9,852,469)  (10,231,074)  (3,572,988)  (7,213,290)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

  4,455,485     1,520,111    5,041,243    3,183,301   (27,437,420)  (21,980,078)   3,439,547   (3,742,666)

  5,732,829     4,212,718    7,983,185    4,799,884    53,300,876    75,280,954   28,057,229   31,799,895
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$10,188,314    $5,732,829  $13,024,428  $ 7,983,185  $ 25,863,456  $ 53,300,876  $31,496,776  $28,057,229
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

    202,519       176,485    1,032,312      752,891     3,517,231     4,194,250    1,814,703    2,359,912
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    458,546       388,311    5,239,533    1,962,441     7,620,335     6,292,066    3,584,899    5,128,518
   (420,630)     (362,277)  (5,114,492)  (1,683,020)   (8,366,508)   (6,969,085)  (3,823,115)  (5,673,727)
-----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
    240,435       202,519    1,157,353    1,032,312     2,771,058     3,517,231    1,576,487    1,814,703
===========    ==========  ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                              SUBACCOUNTS
                             ----------------------------------------------------------------------------
                             PROFUND VP MID-CAP VALUE  PROFUND VP PHARMACEUTICALS  PROFUND VP REAL ESTATE
                             ------------------------  ------------------------   ------------------------
                              01/01/2013   01/01/2012   01/01/2013    01/01/2012   01/01/2013   01/01/2012
                                  TO           TO           TO            TO           TO           TO
                              12/31/2013   12/31/2012   12/31/2013    12/31/2012   12/31/2013   12/31/2012
                             -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (311,081) $  (325,742) $    28,170   $   (28,585) $   (52,593) $   137,414
  Capital gains
   distributions
   received.................           0            0      426,944             0            0            0
  Realized gain (loss) on
   shares redeemed..........   5,788,428    2,670,359    1,224,035     1,294,250      944,646    1,674,258
  Net change in unrealized
   gain (loss) on
   investments..............     510,979      640,523      203,929      (485,381)  (1,232,517)     492,320
                             -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   5,988,326    2,985,140    1,883,078       780,284     (340,464)   2,303,992
                             -----------  -----------  -----------   -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     140,293      223,758       37,358       147,614       84,882      235,250
  Annuity Payments..........     (53,423)     (66,323)        (144)     (154,560)     (22,906)     (57,847)
  Surrenders, withdrawals
   and death benefits.......  (4,174,766)  (3,346,465)  (1,335,870)   (1,184,454)  (2,202,865)  (2,242,283)
  Net transfers between
   other subaccounts or
   fixed rate option........   1,516,870   (1,873,555)     299,828    (4,899,871)  (1,052,715)   3,848,693
  Other charges.............     (40,619)     (34,327)      (7,920)      (10,831)     (35,738)     (33,372)
                             -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (2,611,645)  (5,096,912)  (1,006,748)   (6,102,102)  (3,229,342)   1,750,441
                             -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   3,376,681   (2,111,772)     876,330    (5,321,818)  (3,569,806)   4,054,433

NET ASSETS
  Beginning of period.......  22,991,866   25,103,638    7,029,288    12,351,106   16,659,586   12,605,153
                             -----------  -----------  -----------   -----------  -----------  -----------
  End of period............. $26,368,547  $22,991,866  $ 7,905,618   $ 7,029,288  $13,089,780  $16,659,586
                             ===========  ===========  ===========   ===========  ===========  ===========

  Beginning units...........   1,520,000    1,920,279      712,904     1,403,588      868,827      759,299
                             -----------  -----------  -----------   -----------  -----------  -----------
  Units issued..............   3,511,642    4,508,033    1,143,265     2,072,075    1,293,805    2,317,318
  Units redeemed............  (3,693,129)  (4,908,312)  (1,240,156)   (2,762,759)  (1,472,822)  (2,207,790)
                             -----------  -----------  -----------   -----------  -----------  -----------
  Ending units..............   1,338,513    1,520,000      616,013       712,904      689,810      868,827
                             ===========  ===========  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
  PROFUND VP RISING RATES                                                              PROFUND VP SMALL-CAP
        OPPORTUNITY              PROFUND VP NASDAQ-100    PROFUND VP SEMICONDUCTOR            GROWTH
--------------------------    --------------------------  ------------------------  -------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
$   (245,302)   $   (188,226) $   (341,558) $   (466,106) $    (9,345) $   (17,493) $  (511,125) $   (441,601)
           0               0             0             0            0            0    1,539,393             0
   1,517,974      (1,537,933)    5,627,086     1,999,109      139,494      (83,915)   4,752,617     3,592,996
     243,102         816,212     1,203,559     1,118,225       94,539       42,817    4,251,906      (329,206)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

   1,515,774        (909,947)    6,489,087     2,651,228      224,688      (58,591)  10,032,791     2,822,189
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

      79,092          89,142       171,620       160,590        6,682        4,435      133,347       504,082
     (58,407)        (14,767)      (86,450)      (81,270)      (3,576)      (2,494)     (44,900)      (73,992)
  (1,939,177)     (1,288,873)   (3,370,278)   (4,442,693)    (205,347)    (365,526)  (4,361,104)   (3,326,068)
   9,588,695      (1,361,148)    4,458,458    (1,049,663)      53,423      (63,241)  17,453,645   (14,265,577)
     (16,663)        (13,340)      (25,020)      (32,765)        (719)      (1,031)     (40,650)      (55,076)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

   7,653,540      (2,588,986)    1,148,330    (5,445,801)    (149,537)    (427,857)  13,140,338   (17,216,631)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------

   9,169,314      (3,498,933)    7,637,417    (2,794,573)      75,151     (486,448)  23,173,129   (14,394,442)

   9,051,615      12,550,548    22,815,014    25,609,587    1,044,568    1,531,016   20,943,937    35,338,379
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
$ 18,220,929    $  9,051,615  $ 30,452,431  $ 22,815,014  $ 1,119,719  $ 1,044,568  $44,117,066  $ 20,943,937
============    ============  ============  ============  ===========  ===========  ===========  ============

   3,764,158       4,828,569     2,193,426     2,757,794      175,507      246,303    1,305,984     2,476,373
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
  31,414,547      26,211,974    11,730,243    18,359,902    1,723,297    1,594,412    4,549,000     4,018,431
 (28,453,600)    (27,276,385)  (11,650,083)  (18,924,270)  (1,755,504)  (1,665,208)  (3,882,488)   (5,188,820)
------------    ------------  ------------  ------------  -----------  -----------  -----------  ------------
   6,725,105       3,764,158     2,273,586     2,193,426      143,300      175,507    1,972,496     1,305,984
============    ============  ============  ============  ===========  ===========  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                                            PROFUND VP SHORT
                             PROFUND VP SHORT MID-CAP          NASDAQ-100          PROFUND VP SHORT SMALL-CAP
                             ------------------------  --------------------------  --------------------------
                              01/01/2013   01/01/2012   01/01/2013    01/01/2012    01/01/2013    01/01/2012
                                  TO           TO           TO            TO            TO            TO
                              12/31/2013   12/31/2012   12/31/2013    12/31/2012    12/31/2013    12/31/2012
                             -----------  -----------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (13,004) $   (25,442) $    (45,238) $    (68,419) $    (22,626) $    (58,636)
  Capital gains
   distributions
   received.................           0            0             0             0             0             0
  Realized gain (loss) on
   shares redeemed..........    (402,130)    (577,301)   (1,045,132)   (1,132,755)     (845,592)     (797,320)
  Net change in unrealized
   gain (loss) on
   investments..............      50,004       65,153       (10,837)     (109,320)      104,337       (60,588)
                             -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    (365,130)    (537,590)   (1,101,207)   (1,310,494)     (763,881)     (916,544)
                             -----------  -----------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      49,488        5,632        59,791        10,173        58,002         8,823
  Annuity Payments..........        (267)      (3,885)         (263)       (3,305)       (1,592)       (4,197)
  Surrenders, withdrawals
   and death benefits.......     (68,193)    (283,449)     (523,025)     (691,404)     (144,152)     (652,980)
  Net transfers between
   other subaccounts or
   fixed rate option........    (235,302)    (750,087)     (625,046)   (2,178,816)   (1,255,376)       94,650
  Other charges.............        (790)      (1,247)       (6,269)       (8,132)       (1,410)       (3,014)
                             -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    (255,064)  (1,033,036)   (1,094,812)   (2,871,484)   (1,344,528)     (556,718)
                             -----------  -----------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (620,194)  (1,570,626)   (2,196,019)   (4,181,978)   (2,108,409)   (1,473,262)

NET ASSETS
  Beginning of period.......   1,043,314    2,613,940     3,830,882     8,012,860     2,657,305     4,130,567
                             -----------  -----------  ------------  ------------  ------------  ------------
  End of period............. $   423,120  $ 1,043,314  $  1,634,863  $  3,830,882  $    548,896  $  2,657,305
                             ===========  ===========  ============  ============  ============  ============

  Beginning units...........     298,453      601,461     1,643,888     2,782,815       779,088       986,348
                             -----------  -----------  ------------  ------------  ------------  ------------
  Units issued..............   5,354,473    3,630,779    16,628,613    16,848,801    11,788,084    16,389,025
  Units redeemed............  (5,479,525)  (3,933,787)  (17,274,642)  (17,987,728)  (12,323,650)  (16,596,285)
                             -----------  -----------  ------------  ------------  ------------  ------------
  Ending units..............     173,401      298,453       997,859     1,643,888       243,522       779,088
                             ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                            PROFUND VP
PROFUND VP SMALL-CAP VALUE   PROFUND VP TECHNOLOGY      TELECOMMUNICATIONS      PROFUND VP ULTRAMID-CAP
------------------------   ------------------------  ------------------------  ------------------------
 01/01/2013    01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO            TO           TO           TO           TO           TO           TO           TO
 12/31/2013    12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
$  (293,766)  $  (268,723) $   (68,878) $  (124,033) $   139,450  $   102,902  $  (299,290) $  (263,241)
          0             0            0            0      436,312            0            0            0
  4,170,866     1,635,046      (37,027)     802,367       30,360    1,371,229    9,019,597    3,610,507
  1,930,259       431,387    1,144,388     (204,485)     148,717     (330,607)     569,169      765,804
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

  5,807,359     1,797,710    1,038,483      473,849      754,839    1,143,524    9,289,476    4,113,070
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

    117,697       218,674       36,186       92,362       45,635      123,069      106,709      145,853
     (3,573)      (46,429)     (16,037)      (7,136)     (20,635)       2,124      (22,878)     (45,730)
 (3,567,722)   (2,539,171)    (863,757)  (1,148,769)    (981,590)    (979,698)  (2,055,931)  (1,815,275)
  3,316,937      (673,426)    (916,552)  (3,790,965)  (2,384,360)   2,269,836   (3,770,742)     348,707
    (29,474)      (24,524)      (2,725)      (4,850)     (35,630)     (30,775)     (19,639)     (19,278)
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

   (166,135)   (3,064,876)  (1,762,885)  (4,859,358)  (3,376,580)   1,384,556   (5,762,481)  (1,385,723)
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------

  5,641,224    (1,267,166)    (724,402)  (4,385,509)  (2,621,741)   2,528,080    3,526,995    2,727,347

 17,613,371    18,880,537    6,098,885   10,484,394    9,764,997    7,236,917   17,481,400   14,754,053
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
$23,254,595   $17,613,371  $ 5,374,483  $ 6,098,885  $ 7,143,256  $ 9,764,997  $21,008,395  $17,481,400
===========   ===========  ===========  ===========  ===========  ===========  ===========  ===========

  1,278,516     1,619,009      815,896    1,409,041    1,023,649      897,431    1,147,006    1,281,711
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
  2,221,335     3,157,930      913,495    1,986,781    1,691,027    3,608,841    2,837,451    4,031,715
 (2,273,290)   (3,498,423)  (1,133,399)  (2,579,926)  (2,018,997)  (3,482,623)  (3,163,629)  (4,166,420)
-----------   -----------  -----------  -----------  -----------  -----------  -----------  -----------
  1,226,561     1,278,516      595,992      815,896      695,679    1,023,649      820,828    1,147,006
===========   ===========  ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                             -------------------------------------------------------------------------------
                             PROFUND VP ULTRANASDAQ-100  PROFUND VP ULTRASMALL-CAP    PROFUND VP UTILITIES
                             --------------------------  ------------------------  -------------------------
                              01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                  TO            TO            TO           TO           TO           TO
                              12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS
  Net investment income
   (loss)................... $   (325,499) $   (358,682) $  (156,097) $  (132,680) $   326,585  $    242,387
  Capital gains
   distributions
   received.................            0             0            0            0            0             0
  Realized gain (loss) on
   shares redeemed..........    7,790,202     9,102,756    6,006,511    1,881,144    1,872,371     1,878,961
  Net change in unrealized
   gain (loss) on
   investments..............    7,393,800      (673,845)     560,774      396,316      483,012    (2,798,674)
                             ------------  ------------  -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   14,858,503     8,070,229    6,411,188    2,144,780    2,681,968      (677,326)
                             ------------  ------------  -----------  -----------  -----------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      431,299       764,568       70,276      182,458      124,310       278,080
  Annuity Payments..........      (41,686)      (39,319)     (24,438)     (16,840)     (44,782)      (52,297)
  Surrenders, withdrawals
   and death benefits.......   (1,984,265)   (2,148,117)  (1,015,217)    (849,897)  (3,054,796)   (3,385,393)
  Net transfers between
   other subaccounts or
   fixed rate option........    3,175,981   (13,584,360)    (743,145)  (1,452,638)     502,695    (9,360,103)
  Other charges.............      (26,113)      (29,556)      (7,075)      (7,159)     (89,987)      (83,190)
                             ------------  ------------  -----------  -----------  -----------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    1,555,216   (15,036,784)  (1,719,599)  (2,144,076)  (2,562,560)  (12,602,903)
                             ------------  ------------  -----------  -----------  -----------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   16,413,719    (6,966,555)   4,691,589          704      119,408   (13,280,229)

NET ASSETS
  Beginning of period.......   20,011,887    26,978,442    8,671,318    8,670,614   23,443,421    36,723,650
                             ------------  ------------  -----------  -----------  -----------  ------------
  End of period............. $ 36,425,606  $ 20,011,887  $13,362,907  $ 8,671,318  $23,562,829  $ 23,443,421
                             ============  ============  ===========  ===========  ===========  ============

  Beginning units...........    9,648,194    13,474,319      882,109    1,128,432    1,647,365     2,536,752
                             ------------  ------------  -----------  -----------  -----------  ------------
  Units issued..............   12,298,638    18,872,115    3,775,375    6,376,153    2,238,472     2,986,892
  Units redeemed............  (12,285,872)  (22,698,240)  (3,912,881)  (6,622,476)  (2,401,782)   (3,876,279)
                             ------------  ------------  -----------  -----------  -----------  ------------
  Ending units..............    9,660,960     9,648,194      744,603      882,109    1,484,055     1,647,365
                             ============  ============  ===========  ===========  ===========  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH  PROFUND VP LARGE-CAP VALUE      RYDEX VT NOVA         RYDEX VT NASDAQ-100
--------------------------   ------------------------   ----------------------  ------------------------
 01/01/2013     01/01/2012    01/01/2013    01/01/2012  01/01/2013  01/01/2012   01/01/2013   01/01/2012
     TO             TO            TO            TO          TO          TO           TO           TO
 12/31/2013     12/31/2012    12/31/2013    12/31/2012  12/31/2013  12/31/2012   12/31/2013   12/31/2012
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
$  (282,093)   $  (376,758)  $  (107,406)  $  (173,843) $  (19,916) $  (19,506) $  (125,695) $  (129,838)
          0              0             0             0           0           0            0            0
  2,035,711      3,558,058     3,128,860     3,101,495     181,179      87,758      166,038      (39,793)
  4,052,789       (403,019)    1,162,406      (623,181)    452,171     202,321    2,533,555    1,503,021
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

  5,806,407      2,778,281     4,183,860     2,304,471     613,434     270,573    2,573,898    1,333,390
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

    112,727        134,675        88,138       457,307       2,214       2,476       23,151       25,756
     (4,878)       (91,435)       (2,329)      (20,616)     (6,513)     (1,550)     (13,261)     (26,304)
 (3,318,179)    (2,996,616)   (2,645,788)   (1,719,841)   (175,428)   (125,610)  (1,010,798)  (1,066,280)
  4,525,789     (4,991,764)   (4,508,336)   (1,340,819)   (106,585)    (99,265)    (370,041)    (439,936)
    (38,581)       (32,461)      (41,157)      (67,075)     (2,293)     (2,391)     (16,701)     (18,961)
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

  1,276,878     (7,977,601)   (7,109,472)   (2,691,044)   (288,605)   (226,340)  (1,387,650)  (1,525,725)
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------

  7,083,285     (5,199,320)   (2,925,612)     (386,573)    324,829      44,233    1,186,248     (192,335)

 22,219,788     27,419,108    18,800,478    19,187,051   1,425,328   1,381,095    8,571,966    8,764,301
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
$29,303,073    $22,219,788   $15,874,866   $18,800,478  $1,750,157  $1,425,328  $ 9,758,214  $ 8,571,966
===========    ===========   ===========   ===========  ==========  ==========  ===========  ===========

  1,860,619      2,571,238     1,829,294     2,107,013     223,877     261,964      983,132    1,157,628
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
  2,371,240      4,993,130     3,048,859     5,384,633       5,946       4,781        9,992       14,348
 (2,335,133)    (5,703,749)   (3,683,381)   (5,662,352)    (43,137)    (42,868)    (150,227)    (188,844)
-----------    -----------   -----------   -----------  ----------  ----------  -----------  -----------
  1,896,726      1,860,619     1,194,772     1,829,294     186,686     223,877      842,897      983,132
===========    ===========   ===========   ===========  ==========  ==========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                            SUBACCOUNTS
                             ------------------------------------------------------------------------------
                             RYDEX VT INVERSE S&P 500    INVESCO V.I. GLOBAL
                                   STRATEGY               HEALTH CARE FUND      INVESCO V.I. TECHNOLOGY FUND
                             -----------------------  ------------------------  ---------------------------
                             01/01/2013   01/01/2012   01/01/2013   01/01/2012   01/01/2013     01/01/2012
                                 TO           TO           TO           TO           TO             TO
                             12/31/2013   12/31/2012   12/31/2013   12/31/2012   12/31/2013     12/31/2012
                             ----------   ----------  -----------  -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)...................  $   (930)    $ (1,473)  $  (321,662) $  (477,638) $  (286,828)   $  (329,667)
  Capital gains
   distributions
   received.................         0            0             0            0    1,677,135              0
  Realized gain (loss) on
   shares redeemed..........   (33,269)      (6,241)    4,102,266    2,217,171    1,669,006      2,510,974
  Net change in unrealized
   gain (loss) on
   investments..............    12,208      (13,989)    8,867,459    3,587,097    1,260,833        (56,780)
                              --------     --------   -----------  -----------   -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (21,991)     (21,703)   12,648,063    5,326,630    4,320,146      2,124,527
                              --------     --------   -----------  -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................        66          150       246,390      333,957      121,092        114,699
  Annuity Payments..........      (525)           0      (132,705)     (69,651)     (65,236)       (61,577)
  Surrenders, withdrawals
   and death benefits.......   (28,260)      (5,463)   (5,219,127)  (4,740,602)  (2,187,467)    (2,956,175)
  Net transfers between
   other subaccounts or
   fixed rate option........    (2,897)       6,309     4,501,503    1,882,876     (842,935)    (1,871,459)
  Other charges.............      (112)        (148)      (44,625)     (41,207)     (29,604)       (35,579)
                              --------     --------   -----------  -----------   -----------   -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (31,728)         848      (648,564)  (2,634,627)  (3,004,150)    (4,810,091)
                              --------     --------   -----------  -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (53,719)     (20,855)   11,999,499    2,692,003    1,315,996     (2,685,564)

NET ASSETS
  Beginning of period.......   100,329      121,184    32,462,822   29,770,819   20,462,783     23,148,347
                              --------     --------   -----------  -----------   -----------   -----------
  End of period.............  $ 46,610     $100,329   $44,462,321  $32,462,822  $21,778,779    $20,462,783
                              ========     ========   ===========  ===========   ===========   ===========

  Beginning units...........    19,904       19,680     1,977,201    2,168,644    3,100,073      3,794,341
                              --------     --------   -----------  -----------   -----------   -----------
  Units issued..............     2,095        1,490     1,076,726      870,786      283,927        541,129
  Units redeemed............    (9,241)      (1,266)   (1,103,607)  (1,062,229)    (709,964)    (1,235,397)
                              --------     --------   -----------  -----------   -----------   -----------
  Ending units..............    12,758       19,904     1,950,320    1,977,201    2,674,036      3,100,073
                              ========     ========   ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                    SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
WELLS FARGO ADVANTAGE VT     INTERNATIONAL EQUITY     SMALL CAP GROWTH PORTFOLIO WELLS FARGO ADVANTAGE VT
INDEX ASSET ALLOCATION FUND  PORTFOLIO SHARE CLASS 2       SHARE CLASS 2            TOTAL RETURN BOND
--------------------------   -----------------------  -------------------------  -----------------------
 01/01/2013     01/01/2012   01/01/2013   01/01/2012  01/01/2013    01/01/2012    01/01/2013  01/01/2012
     TO             TO           TO           TO          TO            TO            TO          TO
 12/31/2013     12/31/2012   12/31/2013   12/31/2012  12/31/2013    12/31/2012    12/31/2013  12/31/2012
-----------    -----------   ----------   ----------  ----------    ----------   -----------  ----------
$    58,473    $     7,470   $   4,306    $    (490)  $  (24,481)   $  (24,220)  $    (7,434) $    1,922
          0              0      30,891       44,249       89,275        80,230       133,035      92,506
    493,453        316,081     (51,559)     (85,997)     110,208       (73,851)       78,184      57,978
  3,846,836      2,596,721     122,558      116,232      501,124       124,658      (377,237)     78,913
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

  4,398,762      2,920,272     106,196       73,994      676,126       106,817      (173,452)    231,319
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

     41,118         37,647         874          680        4,623         5,478         3,597       4,226
    (90,376)      (248,764)      1,016       (1,364)      (7,265)           51      (112,812)    (69,156)
 (2,576,842)    (2,560,650)   (133,827)    (108,910)    (232,237)     (248,338)     (529,228)   (507,372)
   (723,826)      (682,199)     34,917       (9,551)      (3,705)      (26,201)     (441,700)      6,003
    (11,144)       (14,307)       (701)        (759)      (2,041)       (1,859)       (1,647)     (1,555)
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

 (3,361,070)    (3,468,273)    (97,721)    (119,904)    (240,625)     (270,869)   (1,081,790)   (567,854)
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------

  1,037,692       (548,001)      8,475      (45,910)     435,501      (164,052)   (1,255,242)   (336,535)

 25,939,171     26,487,172     633,289      679,199    1,544,395     1,708,447     4,987,963   5,324,498
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------
$26,976,863    $25,939,171   $ 641,764    $ 633,289   $1,979,896    $1,544,395   $ 3,732,721  $4,987,963
===========    ===========   =========    =========    ==========   ==========   ===========  ==========

    910,155      1,035,833      83,293       99,808      110,175       129,862       264,126     295,070
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------
     17,795         13,214       7,688        3,238        7,560         2,494        11,190       8,619
   (124,685)      (138,892)    (19,223)     (19,753)     (22,190)      (22,181)      (69,943)    (39,563)
-----------    -----------   ---------    ---------    ----------   ----------   -----------  ----------
    803,265        910,155      71,758       83,293       95,545       110,175       205,373     264,126
===========    ===========   =========    =========    ==========   ==========   ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                       SUBACCOUNTS
                             ----------------------------------------------------------------------------------------------
                             AST FIRST TRUST BALANCED TARGET AST PRUDENTIAL GROWTH ALLOCATION     AST ADVANCED STRATEGIES
                                        PORTFOLIO                       PORTFOLIO                        PORTFOLIO
                             ------------------------------  ------------------------------   ------------------------------
                               01/01/2013      01/01/2012      01/01/2013       01/01/2012      01/01/2013      01/01/2012
                                   TO              TO              TO               TO              TO              TO
                               12/31/2013      12/31/2012      12/31/2013       12/31/2012      12/31/2013      12/31/2012
                             --------------  --------------  --------------   --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)................... $  (27,589,192) $    1,715,124  $  (38,857,288)  $   (9,498,157) $  (36,831,399) $   (8,786,528)
  Capital gains
   distributions
   received.................              0               0               0                0               0       6,352,214
  Realized gain (loss) on
   shares redeemed..........     44,664,642      35,005,299      52,989,365       63,097,779      54,657,542      63,605,450
  Net change in unrealized
   gain (loss) on
   investments..............    157,818,555      68,738,262     270,131,856      114,899,466     245,488,262     115,799,784
                             --------------  --------------  --------------   --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    174,894,005     105,458,685     284,263,933      168,499,088     263,314,405     176,970,920
                             --------------  --------------  --------------   --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      7,496,474      32,894,926      10,500,484       67,204,401       9,520,063      40,839,379
  Annuity Payments..........       (548,452)       (421,035)       (803,435)        (631,620)     (1,170,719)       (483,786)
  Surrenders, withdrawals
   and death benefits.......    (88,816,908)    (72,693,429)   (110,731,227)     (80,121,686)   (101,177,361)    (78,900,905)
  Net transfers between
   other subaccounts or
   fixed rate option........        469,968     101,234,390      33,241,482      224,162,819      85,533,216     191,348,445
  Other charges.............     (8,703,243)     (8,102,764)    (13,881,317)     (12,369,160)    (10,955,714)     (9,464,193)
                             --------------  --------------  --------------   --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    (90,102,161)     52,912,088     (81,674,013)     198,244,754     (18,250,515)    143,338,940
                             --------------  --------------  --------------   --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................     84,791,844     158,370,773     202,589,920      366,743,842     245,063,890     320,309,860

NET ASSETS
  Beginning of period.......  1,453,040,326   1,294,669,553   2,010,956,808    1,644,212,966   1,842,574,957   1,522,265,097
                             --------------  --------------  --------------   --------------  --------------  --------------
  End of period............. $1,537,832,170  $1,453,040,326  $2,213,546,728   $2,010,956,808  $2,087,638,847  $1,842,574,957
                             ==============  ==============  ==============   ==============  ==============  ==============

  Beginning units...........    138,334,141     134,049,515     201,471,852      183,236,026     153,034,377     141,349,926
                             --------------  --------------  --------------   --------------  --------------  --------------
  Units issued..............     37,320,965      58,598,508      75,912,377      124,599,929      38,930,962      61,336,455
  Units redeemed............    (45,921,900)    (54,313,882)    (84,710,345)    (106,364,103)    (40,669,041)    (49,652,004)
                             --------------  --------------  --------------   --------------  --------------  --------------
  Ending units..............    129,733,206     138,334,141     192,673,884      201,471,852     151,296,298     153,034,377
                             ==============  ==============  ==============   ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO -     AST INVESTMENT GRADE BOND
   HIGH INCOME FUND                       PORTFOLIO               AST BOND PORTFOLIO 2015      AST BOND PORTFOLIO 2018
----------------------------  --------------------------------  --------------------------  ----------------------------
 01/01/2013     01/01/2012       01/01/2013       01/01/2012     01/01/2013    01/01/2012     01/01/2013     01/01/2012
     TO             TO               TO               TO             TO            TO             TO             TO
04/26/2013**    12/31/2012       12/31/2013       12/31/2012     12/31/2013    12/31/2012     12/31/2013     12/31/2012
------------    ----------    ---------------  ---------------  ------------  ------------  -------------  -------------
 $  17,288       $ 11,769     $   (16,969,339) $   (11,031,610) $ (1,201,069) $    348,334  $  (4,366,659) $  (6,344,396)
         0              0                   0       37,671,779             0     6,852,187              0      2,050,947
    12,321           (471)         (5,604,646)     265,506,749    (2,993,764)  (11,709,223)    11,481,440     20,048,987
   (22,334)        15,667          (7,842,758)     (73,279,870)    2,805,664     5,608,102    (17,544,105)    (1,499,369)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

     7,275         26,965         (30,416,743)     218,867,048    (1,389,169)    1,099,400    (10,429,324)    14,256,169
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

        72            144              23,855                0         2,299             0        105,383              0
         0           (290)         (1,001,240)        (493,355)            0             0       (182,737)      (132,277)
      (456)        (4,974)        (54,592,346)     (89,390,614)  (14,013,351)  (13,397,113)   (38,669,947)   (45,679,733)
  (234,229)        13,119      (1,393,131,478)  (2,759,370,933)  (26,722,939)  (19,385,544)  (151,715,857)  (130,074,296)
      (205)          (331)         (9,700,621)     (26,349,978)      (38,895)      (49,688)       (85,255)      (135,347)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

  (234,818)         7,668      (1,458,401,830)  (2,875,604,880)  (40,772,886)  (32,832,345)  (190,548,413)  (176,021,653)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------

  (227,543)        34,633      (1,488,818,573)  (2,656,737,832)  (42,162,055)  (31,732,945)  (200,977,737)  (161,765,484)

   227,543        192,910       2,141,323,321    4,798,061,153    83,657,947   115,390,892    324,340,694    486,106,178
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------
 $       0       $227,543     $   652,504,748  $ 2,141,323,321  $ 41,495,892  $ 83,657,947  $ 123,362,957  $ 324,340,694
 =========       ========     ===============  ===============  ============  ============  =============  =============

    14,873         14,362         141,377,029      340,420,849     6,730,666     9,373,362     23,638,719     36,606,980
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------
        65            950         132,216,236      426,906,908       705,900     1,030,297      7,994,993      9,395,765
   (14,938)          (439)       (228,254,094)    (625,950,728)   (4,014,935)   (3,672,993)   (22,131,223)   (22,364,026)
 ---------       --------     ---------------  ---------------  ------------  ------------  -------------  -------------
         0         14,873          45,339,171      141,377,029     3,421,631     6,730,666      9,502,489     23,638,719
 =========       ========     ===============  ===============  ============  ============  =============  =============

** Date subaccount was no longer available for investment


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                SUBACCOUNTS
                             --------------------------------------------------------------------------------
                                                          AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING
                               AST BOND PORTFOLIO 2019           PORTFOLIO          MARKETS EQUITY PORTFOLIO
                             --------------------------  ------------------------  --------------------------
                              01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
                                  TO            TO            TO           TO           TO            TO
                              12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
                             ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)................... $ (2,708,896) $ (1,123,482) $  (800,087) $   (74,214) $ (2,349,269) $   (713,178)
  Capital gains
   distributions
   received.................            0    10,987,687            0            0             0     1,991,884
  Realized gain (loss) on
   shares redeemed..........   (8,919,580)   (2,527,418)   3,552,005      388,286       583,090    (8,285,545)
  Net change in unrealized
   gain (loss) on
   investments..............    3,728,331    (4,376,002)  (2,368,654)   6,167,021    (2,137,744)   23,498,319
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (7,900,145)    2,960,785      383,264    6,481,093    (3,903,923)   16,491,480
                             ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................            0             0      206,486    1,190,016       487,595     5,343,655
  Annuity Payments..........            0             0        6,812      (25,254)     (110,008)      (14,986)
  Surrenders, withdrawals
   and death benefits.......  (19,957,415)  (10,368,009)  (2,983,446)  (1,636,506)   (6,873,035)   (5,820,262)
  Net transfers between
   other subaccounts or
   fixed rate option........  (44,403,697)  128,661,054    4,598,249   14,271,765    19,146,133    20,753,706
  Other charges.............      (44,216)      (29,352)    (344,575)    (239,154)   (1,177,010)   (1,042,628)
                             ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (64,405,328)  118,263,693    1,483,526   13,560,867    11,473,675    19,219,485
                             ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (72,305,473)  121,224,478    1,866,790   20,041,960     7,569,752    35,710,965

NET ASSETS
  Beginning of period.......  166,499,513    45,275,035   43,048,512   23,006,552   137,727,773   102,016,808
                             ------------  ------------  -----------  -----------  ------------  ------------
  End of period............. $ 94,194,040  $166,499,513  $44,915,302  $43,048,512  $145,297,525  $137,727,773
                             ============  ============  ===========  ===========  ============  ============

  Beginning units...........   11,939,765     3,345,350    3,714,851    2,477,296    13,403,373    11,536,546
                             ------------  ------------  -----------  -----------  ------------  ------------
  Units issued..............    8,182,299    13,008,571    3,281,761    3,889,562    10,067,867    13,523,156
  Units redeemed............  (12,841,602)   (4,414,156)  (3,235,063)  (2,652,007)   (9,165,925)  (11,656,329)
                             ------------  ------------  -----------  -----------  ------------  ------------
  Ending units..............    7,280,462    11,939,765    3,761,549    3,714,851    14,305,315    13,403,373
                             ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                           AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
  AST BOND PORTFOLIO 2016       AST BOND PORTFOLIO 2020        VALUE PORTFOLIO          GROWTH PORTFOLIO
--------------------------    --------------------------  ------------------------  ------------------------
 01/01/2013      01/01/2012    01/01/2013    01/01/2012    01/01/2013   01/01/2012   01/01/2013   01/01/2012
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2013      12/31/2012    12/31/2013    12/31/2012    12/31/2013   12/31/2012   12/31/2013   12/31/2012
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$   (706,164)   $ (1,329,978) $ (2,645,618) $    (28,966) $  (372,337) $  (222,020) $  (468,886) $  (414,841)
           0         859,423            40     1,416,622            0            0            0            0
     728,463       2,508,852    (6,097,915)      758,279    1,333,890    1,518,468    1,642,964     (219,063)
    (896,749)       (409,472)     (873,120)   (1,818,518)   4,528,437       40,184    7,362,008    2,282,980
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

    (874,450)      1,628,825    (9,616,653)      327,417    5,489,990    1,336,632    8,536,086    1,649,076
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

         176               0         2,009        13,016      137,242      609,631      111,366    1,167,575
           0               0             0             0       (6,079)           0      (37,174)      (1,621)
  (5,407,179)     (7,524,674)  (28,437,810)     (787,758)  (2,797,361)  (2,050,160)  (2,282,013)  (1,970,639)
 (28,005,662)    (49,682,695)  238,237,901   (17,025,190)   8,199,859    3,894,405    6,128,284    9,754,180
     (13,134)        (27,833)      (15,456)       (2,310)    (135,772)    (106,038)    (202,074)    (168,624)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

 (33,425,799)    (57,235,202)  209,786,644   (17,802,242)   5,397,889    2,347,838    3,718,389    8,780,871
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

 (34,300,249)    (55,606,377)  200,169,991   (17,474,825)  10,887,879    3,684,470   12,254,475   10,429,947

  49,327,668     104,934,045     2,911,618    20,386,443   17,594,696   13,910,226   24,865,022   14,435,075
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$ 15,027,419    $ 49,327,668  $203,081,609  $  2,911,618  $28,482,575  $17,594,696  $37,119,497  $24,865,022
============    ============  ============  ============  ===========  ===========  ===========  ===========

   4,458,084       9,659,948       250,390     1,825,419    1,482,623    1,305,558    1,967,919    1,294,441
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   1,616,981       3,125,136    36,776,218       383,973    1,557,930    2,222,038    1,810,417    3,568,469
  (4,678,318)     (8,327,000)  (17,983,179)   (1,959,002)  (1,186,083)  (2,044,973)  (1,594,165)  (2,894,991)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   1,396,747       4,458,084    19,043,429       250,390    1,854,470    1,482,623    2,184,171    1,967,919
============    ============  ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                                  SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                                                                                         WELLS FARGO ADVANTAGE VT
                                                                                         INTRINSIC VALUE PORTFOLIO
                                AST BOND PORTFOLIO 2017       AST BOND PORTFOLIO 2021          SHARE CLASS 2
                             ----------------------------  ----------------------------  ------------------------
                               01/01/2013     01/01/2012     01/01/2013     01/01/2012    01/01/2013   01/01/2012
                                   TO             TO             TO             TO            TO           TO
                               12/31/2013     12/31/2012     12/31/2013     12/31/2012    12/31/2013   12/31/2012
                             -------------  -------------  -------------  -------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (2,380,235) $  (3,834,418) $  (1,671,392) $  (3,531,020) $   (83,217) $   (33,149)
  Capital gains
   distributions
   received.................             0              0              0      4,373,546            0            0
  Realized gain (loss) on
   shares redeemed..........     5,462,803     10,573,344      5,326,145     27,301,885    1,408,876      644,518
  Net change in unrealized
   gain (loss) on
   investments..............    (7,347,002)       516,035    (10,297,116)   (17,800,424)   2,906,234    1,808,516
                             -------------  -------------  -------------  -------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    (4,264,434)     7,254,961     (6,642,363)    10,343,987    4,231,893    2,419,885
                             -------------  -------------  -------------  -------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................         2,032              0          1,508        107,223       55,137       54,647
  Annuity Payments..........       (27,501)       (60,797)             0              0      (61,824)     (62,483)
  Surrenders, withdrawals
   and death benefits.......   (19,940,952)   (32,497,437)   (12,448,874)   (24,498,486)  (2,125,864)  (1,835,242)
  Net transfers between
   other subaccounts or
   fixed rate option........   (98,330,606)  (114,909,888)  (121,239,648)  (210,556,718)   1,014,386      296,850
  Other charges.............       (38,367)       (70,931)       (23,981)       (76,484)     (17,115)     (11,416)
                             -------------  -------------  -------------  -------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (118,335,394)  (147,539,053)  (133,710,995)  (235,024,465)  (1,135,280)  (1,557,644)
                             -------------  -------------  -------------  -------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................  (122,599,828)  (140,284,092)  (140,353,358)  (224,680,478)   3,096,613      862,241

NET ASSETS
  Beginning of period.......   173,060,941    313,345,033    161,533,473    386,213,951   15,108,656   14,246,415
                             -------------  -------------  -------------  -------------  -----------  -----------
  End of period............. $  50,461,113  $ 173,060,941  $  21,180,115  $ 161,533,473  $18,205,269  $15,108,656
                             =============  =============  =============  =============  ===========  ===========

  Beginning units...........    14,408,244     26,813,400     11,982,876     29,916,565    1,180,367    1,327,336
                             -------------  -------------  -------------  -------------  -----------  -----------
  Units issued..............     5,131,364      6,389,097      2,738,281      6,359,909      317,276      287,991
  Units redeemed............   (15,145,456)   (18,794,253)   (12,992,461)   (24,293,598)    (393,687)    (434,960)
                             -------------  -------------  -------------  -------------  -----------  -----------
  Ending units..............     4,394,152     14,408,244      1,728,696     11,982,876    1,103,956    1,180,367
                             =============  =============  =============  =============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT
OMEGA GROWTH PORTFOLIO   SMALL CAP VALUE PORTFOLIO  OMEGA GROWTH PORTFOLIO   SMALL CAP GROWTH PORTFOLIO
     SHARE CLASS 2            SHARE CLASS 1              SHARE CLASS 1             SHARE CLASS 1
----------------------   ------------------------  ------------------------  ------------------------
01/01/2013   01/01/2012  01/01/2013   01/01/2012    01/01/2013   01/01/2012   01/01/2013    01/01/2012
    TO           TO          TO           TO            TO           TO           TO            TO
12/31/2013   12/31/2012  12/31/2013   12/31/2012    12/31/2013   12/31/2012   12/31/2013    12/31/2012
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
$  (39,600)  $  (42,079) $   (5,944)  $   (3,507)  $  (306,637) $  (402,530) $  (232,982)  $  (232,641)
   252,636      202,470           0            0     2,219,263    1,697,220      762,524       703,693
   153,119       91,251      51,761       78,151     1,962,226    2,545,859    1,377,723     1,175,758
   633,590      241,083     109,764       87,048     4,821,700      386,612    4,105,551      (633,075)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

   999,745      492,725     155,581      161,692     8,696,552    4,227,161    6,012,816     1,013,735
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

     6,847       10,907       6,219        6,185       124,548      196,800       93,528       101,969
   (14,499)       8,529     (16,814)     (86,723)      (23,084)    (201,982)     (66,491)      (11,633)
  (306,391)    (284,492)   (111,357)    (207,952)   (3,646,260)  (3,355,261)  (2,163,459)   (1,775,936)
   (57,557)     (57,880)     21,094      (86,884)     (815,368)   1,445,806    1,952,451    (1,475,106)
    (2,235)      (1,908)     (3,909)      (4,625)      (25,295)     (27,280)     (17,961)      (18,473)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

  (373,835)    (324,844)   (104,767)    (379,999)   (4,385,459)  (1,941,917)    (201,932)   (3,179,179)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------

   625,910      167,881      50,814     (218,307)    4,311,093    2,285,244    5,810,884    (2,165,444)

 2,924,570    2,756,689   1,189,562    1,407,869    24,608,135   22,322,891   13,139,146    15,304,590
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
$3,550,480   $2,924,570  $1,240,376   $1,189,562   $28,919,228  $24,608,135  $18,950,030   $13,139,146
==========   ==========  ==========   ==========   ===========  ===========  ===========   ===========

   216,518      242,219      97,440      129,999     1,653,295    1,760,535    1,068,192     1,325,957
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
     8,430        5,100       7,648        9,046       649,446      998,930      445,317       393,137
   (34,341)     (30,801)    (15,503)     (41,605)     (901,551)  (1,106,170)    (474,658)     (650,902)
----------   ----------  ----------   ----------   -----------  -----------  -----------   -----------
   190,607      216,518      89,585       97,440     1,401,190    1,653,295    1,038,851     1,068,192
==========   ==========  ==========   ==========   ===========  ===========  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                               SUBACCOUNTS
                             ------------------------------------------------------------------------------------
                             WELLS FARGO ADVANTAGE VT
                             INTERNATIONAL EQUITY PORTFOLIO                              AST QUANTITATIVE MODELING
                                   SHARE CLASS 1              AST BOND PORTFOLIO 2022            PORTFOLIO
                             -----------------------------  ---------------------------  ------------------------
                              01/01/2013      01/01/2012      01/01/2013    01/01/2012    01/01/2013   01/01/2012
                                  TO              TO              TO            TO            TO           TO
                              12/31/2013      12/31/2012      12/31/2013    12/31/2012    12/31/2013   12/31/2012
                              -----------     -----------   -------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $   144,334     $     4,172    $  (2,913,007) $ (6,355,368) $  (484,137) $   (89,246)
  Capital gains
   distributions
   received.................     935,376       1,380,001                0       669,490            0            0
  Realized gain (loss) on
   shares redeemed..........     725,368          93,104        7,004,868    10,769,467      180,375       (5,315)
  Net change in unrealized
   gain (loss) on
   investments..............   1,472,408         855,868      (19,416,354)   10,218,618    6,548,151      621,453
                              -----------     -----------   -------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   3,277,486       2,333,145      (15,324,493)   15,302,207    6,244,389      526,892
                              -----------     -----------   -------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................     154,446         199,480            1,832       128,875      956,117      157,810
  Annuity Payments..........     (40,959)        (20,258)         (39,807)            0            0            0
  Surrenders, withdrawals
   and death benefits.......  (2,121,291)     (2,542,068)     (15,815,028)  (21,107,546)  (3,098,870)    (297,388)
  Net transfers between
   other subaccounts or
   fixed rate option........  (1,932,475)     (1,548,337)    (235,529,891)   72,438,500   56,641,236    6,700,219
  Other charges.............     (24,412)        (31,255)         (51,349)     (134,345)      (8,760)      (1,807)
                              -----------     -----------   -------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............  (3,964,691)     (3,942,438)    (251,434,243)   51,325,484   54,489,723    6,558,834
                              -----------     -----------   -------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    (687,205)     (1,609,293)    (266,758,736)   66,627,691   60,734,112    7,085,726

NET ASSETS
  Beginning of period.......  20,975,665      22,584,958      298,808,222   232,180,531   10,664,500    3,578,774
                              -----------     -----------   -------------  ------------  -----------  -----------
  End of period............. $20,288,460     $20,975,665    $  32,049,486  $298,808,222  $71,398,612  $10,664,500
                              ===========     ===========   =============  ============  ===========  ===========

  Beginning units...........   1,409,750       1,695,608       24,061,588    19,366,598    1,077,195      402,004
                              -----------     -----------   -------------  ------------  -----------  -----------
  Units issued..............     478,890         403,960        4,137,816    23,924,648    5,477,982      844,784
  Units redeemed............    (736,633)       (689,818)     (25,276,277)  (19,229,658)    (593,633)    (169,593)
                              -----------     -----------   -------------  ------------  -----------  -----------
  Ending units..............   1,152,007       1,409,750        2,923,127    24,061,588    5,961,544    1,077,195
                              ===========     ===========   =============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A61

                                       SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
                                                           COLUMBIA VARIABLE
                                    INVESCO V.I.              PORTFOLIO -          COLUMBIA VARIABLE
   AST BLACKROCK GLOBAL         DIVERSIFIED DIVIDEND        U.S. GOVERNMENT           PORTFOLIO -
   STRATEGIES PORTFOLIO                 FUND                 MORTGAGE FUND            GROWTH FUND
--------------------------    ------------------------  ----------------------  ----------------------
 01/01/2013      01/01/2012    01/01/2013   01/01/2012  01/01/2013  01/01/2012  01/01/2013  01/01/2012
     TO              TO            TO           TO          TO          TO          TO          TO
 12/31/2013      12/31/2012    12/31/2013   12/31/2012  12/31/2013  12/31/2012  12/31/2013  12/31/2012
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
$ (2,281,372)   $ (1,203,129) $   218,810  $    93,659  $   (2,358) $    1,067  $  (47,266) $  (45,182)
           0               0            0            0           0           0           0           0
   2,975,369         460,367    1,463,210       52,612         328       3,454     117,573      (1,934)
   9,565,380       7,531,688    3,367,207    2,127,301     (23,217)      3,352   1,136,351     811,616
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

  10,259,377       6,788,926    5,049,227    2,273,572     (25,247)      7,873   1,206,658     764,500
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

     421,499       3,173,016      151,088      180,897         814       1,174       1,577       3,725
    (232,733)              0      (21,601)     (19,088)    (15,271)    (27,736)    (46,034)    (16,830)
  (7,295,995)     (4,711,230)  (2,824,552)  (2,186,211)   (162,731)   (217,176)   (499,914)   (339,019)
  37,076,849      42,749,874    6,778,233    3,977,902     (91,949)     51,886    (102,720)   (106,482)
    (739,001)       (530,228)     (18,826)     (16,475)       (876)     (1,228)     (5,875)     (6,694)
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

  29,230,619      40,681,432    4,064,342    1,937,025    (270,013)   (193,080)   (652,966)   (465,300)
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------

  39,489,996      47,470,358    9,113,569    4,210,597    (295,260)   (185,207)    553,692     299,200

 103,152,213      55,681,855   16,595,471   12,384,874   1,050,747   1,235,954   4,459,242   4,160,042
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
$142,642,209    $103,152,213  $25,709,040  $16,595,471  $  755,487  $1,050,747  $5,012,934  $4,459,242
============    ============  ===========  ===========  ==========  ==========  ==========  ==========

  10,251,057       6,080,836    1,555,054    1,357,025     104,085     123,246     427,837     475,230
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
   8,743,230       9,601,227    1,456,679    1,208,521      13,312       6,823       1,261       5,220
  (5,978,233)     (5,431,006)  (1,145,386)  (1,010,492)    (40,395)    (25,984)    (56,653)    (52,613)
------------    ------------  -----------  -----------  ----------  ----------  ----------  ----------
  13,016,054      10,251,057    1,866,347    1,555,054      77,002     104,085     372,445     427,837
============    ============  ===========  ===========  ==========  ==========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A62

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                             SUBACCOUNTS
                             --------------------------------------------------------------------------
                              WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE
                                 VT OPPORTUNITY           VT OPPORTUNITY       AST PRUDENTIAL CORE BOND
                                 FUND - CLASS 1           FUND - CLASS 2               PORTFOLIO
                             ----------------------  ------------------------  ------------------------
                             01/01/2013  01/01/2012   01/01/2013   01/01/2012   01/01/2013   01/01/2012
                                 TO          TO           TO           TO           TO           TO
                             12/31/2013  12/31/2012   12/31/2013   12/31/2012   12/31/2013   12/31/2012
                             ----------  ----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (31,966) $  (29,270) $   (77,273) $   (85,652) $  (492,567) $  (322,191)
  Capital gains
   distributions
   received.................          0       1,175            0        2,259            0       48,375
  Realized gain (loss) on
   shares redeemed..........    164,563     123,375      410,914      157,652      265,820      563,527
  Net change in unrealized
   gain (loss) on
   investments..............    712,844     361,969    1,284,353      776,180   (1,133,007)     699,598
                             ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............    845,441     457,249    1,617,994      850,439   (1,359,754)     989,309
                             ----------  ----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      8,881      12,449        4,088        9,356       92,034    1,550,107
  Annuity Payments..........    (13,563)    (66,261)     (55,716)       9,520            0     (218,042)
  Surrenders, withdrawals
   and death benefits.......   (254,612)   (558,205)    (982,539)    (950,333)  (4,176,523)  (3,092,052)
  Net transfers between
   other subaccounts or
   fixed rate option........   (225,482)   (259,803)    (332,266)    (160,259)    (269,706)  17,638,203
  Other charges.............     (7,905)     (9,132)      (3,420)      (2,667)    (211,780)    (142,158)
                             ----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (492,681)   (880,952)  (1,369,853)  (1,094,383)  (4,565,975)  15,736,058
                             ----------  ----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    352,760    (423,703)     248,141     (243,944)  (5,925,729)  16,725,367

NET ASSETS
  Beginning of period.......  3,144,512   3,568,215    6,241,183    6,485,127   32,871,348   16,145,981
                             ----------  ----------  -----------  -----------  -----------  -----------
  End of period............. $3,497,272  $3,144,512  $ 6,489,324  $ 6,241,183  $26,945,619  $32,871,348
                             ==========  ==========  ===========  ===========  ===========  ===========

  Beginning units...........    257,036     333,023      511,991      605,954    3,099,421    1,603,609
                             ----------  ----------  -----------  -----------  -----------  -----------
  Units issued..............     12,168      10,314        2,499        5,060    3,961,437    4,893,558
  Units redeemed............    (47,870)    (86,301)    (101,335)     (99,023)  (4,416,248)  (3,397,746)
                             ----------  ----------  -----------  -----------  -----------  -----------
  Ending units..............    221,334     257,036      413,155      511,991    2,644,610    3,099,421
                             ==========  ==========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A63

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                                                                                    AST
                                                                 AST FRANKLIN                  NEW DISCOVERY
  AST NEUBERGER BERMAN                                             TEMPLETON                       ASSET
        CORE BOND                    AST BOND                   FOUNDING FUNDS                  ALLOCATION
        PORTFOLIO                 PORTFOLIO 2023             ALLOCATION PORTFOLIO                PORTFOLIO
------------------------    --------------------------  ------------------------------  --------------------------
 01/01/2013     01/01/2012   01/01/2013    01/3/2012*     01/01/2013      04/30/2012*    01/01/2013    04/30/2012*
     TO             TO           TO            TO             TO              TO             TO            TO
 12/31/2013     12/31/2012   12/31/2013    12/31/2012     12/31/2013      12/31/2012     12/31/2013    12/31/2012
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
$  (333,627)   $  (286,922) $ (5,896,101) $   (720,825) $  (23,492,032) $   (5,581,229) $ (3,311,314) $    312,298
          0         14,613             0             0               0               0             0             0
     80,297        391,430   (24,105,758)      821,901      23,202,900      (3,260,873)    2,846,494    (1,801,329)
   (668,170)       410,694      (554,816)      181,029     276,212,383      14,693,376    32,478,412     5,918,204
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

   (921,500)       529,815   (30,556,675)      282,105     275,923,251       5,851,274    32,013,592     4,429,173
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

     99,121      1,156,158             0             0       3,540,438       2,978,713     1,255,850     1,741,286
    (25,400)             0             0             0        (769,694)        (65,105)     (290,253)     (184,470)
 (1,980,383)    (2,028,946)  (44,113,381)   (1,776,618)    (60,918,666)    (11,442,763)  (17,808,047)  (11,085,685)
 (2,236,164)    16,330,225   320,117,423   107,786,778      71,641,004   1,199,960,762    29,688,534   195,270,947
   (133,011)      (131,761)     (147,409)       (1,377)    (11,269,307)     (2,756,945)     (877,564)     (506,880)
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

 (4,275,837)    15,325,676   275,856,633   106,008,783       2,223,775   1,188,674,662    11,968,520   185,235,198
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------

 (5,197,337)    15,855,491   245,299,958   106,290,888     278,147,026   1,194,525,936    43,982,112   189,664,371

 23,951,124      8,095,633   106,290,888             0   1,194,525,936               0   189,664,371             0
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
$18,753,787    $23,951,124  $351,590,846  $106,290,888  $1,472,672,962  $1,194,525,936  $233,646,483  $189,664,371
===========    ===========  ============  ============  ==============  ==============  ============  ============

  2,308,395        803,924    10,248,911             0     111,154,837               0    18,366,945             0
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
  3,184,186      4,331,584    89,218,423    11,588,530      28,828,636     129,675,187     7,628,079    28,063,039
 (3,602,624)    (2,827,113)  (60,895,853)   (1,339,619)    (28,041,613)    (18,520,350)   (6,653,967)   (9,696,094)
-----------    -----------  ------------  ------------  --------------  --------------  ------------  ------------
  1,889,957      2,308,395    38,571,481    10,248,911     111,941,860     111,154,837    19,341,057    18,366,945
===========    ===========  ============  ============  ==============  ==============  ============  ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A64

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                            SUBACCOUNTS
                             -------------------------------------------------------------------------
                                       AST
                                  WESTERN ASSET              AST MFS                INVESCO V.I.
                                    EMERGING                LARGE-CAP                  MID CAP
                                  MARKETS DEBT                VALUE                    GROWTH
                                    PORTFOLIO               PORTFOLIO            PORTFOLIO, SERIES I
                             ----------------------  -----------------------  ------------------------
                             01/01/2013  04/20/2012*  01/01/2013  08/20/2012*  01/01/2013  04/27/2012*
                                 TO          TO           TO          TO           TO          TO
                             12/31/2013  12/31/2012   12/31/2013  12/31/2012   12/31/2013  12/31/2012
                             ----------  ----------- -----------  ----------- -----------  -----------
OPERATIONS
  Net investment income
   (loss)................... $  (13,637) $   (3,626) $  (134,844)  $ (3,538)  $  (158,141) $  (128,358)
  Capital gains
   distributions
   received.................          0           0            0          0             0        4,024
  Realized gain (loss) on
   shares redeemed..........    (37,482)      1,203      287,693      7,966       454,269     (129,507)
  Net change in unrealized
   gain (loss) on
   investments..............    (72,347)     29,062    1,894,970      9,276     4,135,724     (196,586)
                             ----------  ----------  -----------   --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............   (123,466)     26,639    2,047,819     13,704     4,431,852     (450,427)
                             ----------  ----------  -----------   --------   -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................      3,631         226       14,841      8,328        63,049      471,712
  Annuity Payments..........     (5,721)          0            0          0       (16,046)     (47,756)
  Surrenders, withdrawals
   and death benefits.......   (247,325)    (25,139)    (534,761)    (4,704)   (1,842,716)  (1,265,429)
  Net transfers between
   other subaccounts or
   fixed rate option........   (200,379)  1,400,990   15,738,222    851,112     5,234,172   13,674,048
  Other charges.............       (533)        (52)     (55,648)    (1,361)      (17,292)     (11,990)
                             ----------  ----------  -----------   --------   -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............   (450,327)  1,376,025   15,162,654    853,375     3,421,167   12,820,585
                             ----------  ----------  -----------   --------   -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................   (573,793)  1,402,664   17,210,473    867,079     7,853,019   12,370,158

NET ASSETS
  Beginning of period.......  1,402,664           0      867,079          0    12,370,158            0
                             ----------  ----------  -----------   --------   -----------  -----------
  End of period............. $  828,871  $1,402,664  $18,077,552   $867,079   $20,223,177  $12,370,158
                             ==========  ==========  ===========   ========   ===========  ===========

  Beginning units...........    134,988           0       85,020          0     1,264,900            0
                             ----------  ----------  -----------   --------   -----------  -----------
  Units issued..............    237,429     142,494    1,724,382    132,434       777,556    1,649,605
  Units redeemed............   (284,621)     (7,506)    (469,395)   (47,414)     (511,014)    (384,705)
                             ----------  ----------  -----------   --------   -----------  -----------
  Ending units..............     87,796     134,988    1,340,007     85,020     1,531,442    1,264,900
                             ==========  ==========  ===========   ========   ===========  ===========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A65

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                   AST       AST QMA       COLUMBIA                                       AST FRANKLIN
                   AST AQR     CLEARBRIDGE  EMERGING       VARIABLE          COLUMBIA          AST         TEMPLETON
  AST BOND         EMERGING     DIVIDEND     MARKETS   PORTFOLIO - CASH      VARIABLE       BLACKROCK       FOUNDING
  PORTFOLIO     MARKETS EQUITY   GROWTH      EQUITY       MANAGEMENT    PORTFOLIO - INCOME ISHARES ETF     FUNDS PLUS
    2024          PORTFOLIO     PORTFOLIO   PORTFOLIO        FUND         OPPORTUNITIES     PORTFOLIO      PORTFOLIO
------------    -------------- ----------- ----------- ---------------- ------------------ -----------    ------------
 01/02/2013*     02/25/2013*   02/25/2013* 02/25/2013*   04/26/2013*       04/26/2013*     04/29/2013*    04/29/2013*
     TO               TO           TO          TO             TO                TO             TO              TO
 12/31/2013       12/31/2013   12/31/2013  12/31/2013     12/31/2013        12/31/2013     12/31/2013      12/31/2013
------------    -------------- ----------- ----------- ---------------- ------------------ -----------    ------------
$ (2,530,501)     $   (9,036)  $  (50,980)  $ (2,837)     $   (7,600)        $ 11,056      $  (177,647)   $   (728,670)
           0               0            0          0               0            8,916                0               0
 (11,211,203)         28,432       48,109    (13,926)              0           (4,740)          95,178        (226,876)
    (751,879)         14,864      535,761      5,587               0          (14,094)       1,040,432       6,725,563
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

 (14,493,583)         34,260      532,890    (11,176)         (7,600)           1,138          957,963       5,770,017
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

           0           3,297        3,017          5           1,894               72           34,870          90,351
           0               0            0          0         (26,403)               0          (15,677)              0
 (18,351,883)       (127,039)    (196,175)   (10,563)       (362,452)         (32,470)      (1,352,605)     (2,357,960)
 220,009,670       1,325,817    7,129,482    281,339       1,693,296          202,865       20,733,386     119,845,746
      (5,907)           (288)     (20,826)       (58)         (2,442)             (89)         (43,442)       (253,560)
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

 201,651,880       1,201,787    6,915,498    270,723       1,303,893          170,378       19,356,532     117,324,577
------------      ----------   ----------   --------      ----------         --------      -----------    ------------

 187,158,297       1,236,047    7,448,388    259,547       1,296,293          171,516       20,314,495     123,094,594

           0               0            0          0               0                0                0               0
------------      ----------   ----------   --------      ----------         --------      -----------    ------------
$187,158,297      $1,236,047   $7,448,388   $259,547      $1,296,293         $171,516      $20,314,495    $123,094,594
============      ==========   ==========   ========      ==========         ========      ===========    ============

           0               0            0          0               0                0                0               0
------------      ----------   ----------   --------      ----------         --------      -----------    ------------
  50,796,143         248,802      869,335    103,828         176,759           25,568        3,940,198      14,072,031
 (29,351,070)       (126,932)    (230,768)   (76,828)        (46,246)          (8,585)      (2,003,189)     (2,680,373)
------------      ----------   ----------   --------      ----------         --------      -----------    ------------
  21,445,073         121,870      638,567     27,000         130,513           16,983        1,937,009      11,391,658
============      ==========   ==========   ========      ==========         ========      ===========    ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A66

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2013 and 2012

                                                 SUBACCOUNTS
                             ---------------------------------------------------
                              AST DEFENSIVE
                             ASSET ALLOCATION AST AQR LARGE-CAP AST QMA LARGE-CAP
                                PORTFOLIO         PORTFOLIO         PORTFOLIO
                             ---------------- ----------------- -----------------
                               04/29/2013*       04/29/2013*       04/29/2013*
                                    TO               TO                TO
                                12/31/2013       12/31/2013        12/31/2013
                             ---------------- ----------------- -----------------
OPERATIONS
  Net investment income
   (loss)...................   $  (322,349)      $   (7,176)        $   (680)
  Capital gains
   distributions
   received.................             0                0                0
  Realized gain (loss) on
   shares redeemed..........       136,874            3,482              572
  Net change in unrealized
   gain (loss) on
   investments..............       588,787          118,545            9,043
                               -----------       ----------         --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS...............       403,312          114,851            8,935
                               -----------       ----------         --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.................           541                0                0
  Annuity Payments..........             0                0                0
  Surrenders, withdrawals
   and death benefits.......    (3,916,172)         (39,435)          (2,604)
  Net transfers between
   other subaccounts or
   fixed rate option........    45,192,823        1,225,825          126,233
  Other charges.............       (81,799)            (281)            (323)
                               -----------       ----------         --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS.............    41,195,393        1,186,109          123,306
                               -----------       ----------         --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS...................    41,598,705        1,300,960          132,241

NET ASSETS
  Beginning of period.......             0                0                0
                               -----------       ----------         --------
  End of period.............   $41,598,705       $1,300,960         $132,241
                               ===========       ==========         ========

  Beginning units...........             0                0                0
                               -----------       ----------         --------
  Units issued..............     8,046,212          138,953           17,865
  Units redeemed............    (3,747,242)         (27,208)          (6,523)
                               -----------       ----------         --------
  Ending units..............     4,298,970          111,745           11,342
                               ===========       ==========         ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A67

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2013

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B, ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), a majority owned subsidiary of Prudential Financial, Inc. ("PFI"), commenced operations of the Account, pursuant to Connecticut law on November 25, 1987.

        On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate the Company from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The separate accounts will now be operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.

        Under applicable insurance law the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Account.

 LifeVest Personal SecurityAnnuity      Imperium
  ("PSA")                               Advanced Series XTra Credit
 Alliance Capital Navigator ("ACN")      FOUR ("XTtra Credit FOUR")
 Advanced Series Advisor Plan ("ASAP")  Advanced Series XTra Credit FOUR
 Advanced Series Advisor Plan II         Premier ("XTra Credit FOUR Premier")
  ("ASAPII")                            Advanced Series XTra Credit SIX
 Harvester Variable Annuity              ("XTra Credit SIX")
  ("Harvester Variable Annuity")        Advanced Series XTra Credit
 Advanced Series Advisor Plan II         EIGHT ("XTra Credit EIGHT")
  Premier ("ASAP II Premier")           Advanced Series Protector ("AS
 Advanced Series Advisor Plan III        Protector")
  ("ASAP III")                          Wells Fargo Stagecoach Variable
 Advanced Series Apex ("Apex")           Annuity ("Stagecoach")
 Wells Fargo Stagecoach Apex            Wells Fargo Stagecoach Variable
 Advanced Series Apex II ("ApexII")      AnnuityPlus ("Stagecoach VA+")
 Advanced Series LifeVest ("ASL")       Advanced Series Advisors Choice
 Wells Fargo Stagecoach Variable         ("Choice")
  AnnuityFlex ("Stagecoach Flex")       Advanced Series Advisors Choice
 Advanced Series LifeVest Premier        2000 ("Choice 2000")
  ("ASL Premier")                       Advanced Series Impact ("ASImpact")
 Advanced Series LifeVest II ("ASL II") Defined Investments Annuity
 Advanced Series LifeVest II Premier    Galaxy Variable Annuity III ("Galaxy
  (ASL II Premier")                      III")
 Advanced Series XTra Credit ("XTra     Advanced Series Advisors Income
  Credit")                               Annuity ("ASAIA")
 Stagecoach ApexII                      Advanced Series Variable Immediate
 Stagecoach ASAP III                     Annuity ("ASVIA")
 Stagecoach XTra Credit SIX             Advanced Series Optimum
 Wells Fargo Stagecoach Extra           Advanced Series OptimumPlus
  Credit ("Stagecoach Extra Credit")    Advanced Series OptimumFour
 Harvester XTra Credit ("Harvester      Advanced Series OptimumExtra
  XTra Credit")                         Advanced Series Cornerstone
 Advanced Series XTra Credit
  Premier ("XTra Credit Premier")
 Emerald Choice

                                      A68

        The annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

        The Account consists of one hundred and fifty four subaccounts of which one hundred and fifty two had activity during the year, each of which invests in either a corresponding portfolio of the Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the "Portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:

ACCESS VP High Yield Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST AQR Emerging Markets Equity Portfolio
AST AQR Large-Cap Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock iShares ETF Portfolio
AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Bond Portfolio 2023
AST Bond Portfolio 2024
AST Capital Growth Asset Allocation Portfolio
AST ClearBridge Dividend Growth Portfolio (formerly AST Clearbridge Dividend
 Growth Portfolio)
AST Cohen & Steers Realty Portfolio
AST Defensive Asset Allocation Portfolio
AST Federated Aggressive Growth Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST Franklin Templeton Founding Funds Allocation Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio (formerly AST Horizon Moderate Asset
 Allocation Portfolio)
AST Goldman Sachs Small-Cap Value Portfolio
AST Herndon Large-Cap Value Portfolio (formerly AST BlackRock Value Portfolio) AST High Yield Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST J.P. Morgan International Equity Portfolio (formerly AST JPMorgan
 International Equity Portfolio)
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST Large-Cap Value Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio (formerly AST Marsico Capital
 Growth Portfolio)
AST Lord Abbett Core Fixed Income Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST MFS Large-Cap Value Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST New Discovery Asset Allocation Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST Prudential Growth Allocation Portfolio (formerly AST First Trust Capital
 Appreciation Target Portfolio)
AST QMA Emerging Markets Equity Portfolio
AST QMA Large-Cap Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST RCM World Trends Portfolio (formerly AST Moderate Asset Allocation
 Portfolio)
AST Schroders Global Tactical Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Equity Income Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Templeton Global Bond Portfolio (formerly AST T. Rowe Price Global Bond
 Portfolio)
AST Wellington Management Hedged Equity Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Western Asset Emerging Markets Debt Portfolio

                                      A69

Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Growth Fund
Columbia Variable Portfolio - High Income Fund*
Columbia Variable Portfolio - Money Market Fund*
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio - U.S. Government Mortgage Fund (formerly Columbia
 Variable Portfolio Short Duration US Government Fund)
Columbia Variable Portfolio - Cash Management Fund
Columbia Variable Portfolio - Income Opportunities
Davis Value Portfolio
First Trust Target Focus Four Portfolio**
Global Dividend Target 15 Portfolio**
Invesco V.I. Diversified Dividend Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Mid Cap Growth Portfolio, Series I (formerly Invesco Van Kampen
 V.I. Mid Cap Growth Portfolio, Series I)
Invesco V.I. Technology Fund
NASDAQ Target 15 Portfolio**
NVIT Developing Markets Fund
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Basic Materials
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Bull
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Europe 30
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP U.S. Government Plus
ProFund VP UltraBull
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
Prudential SP International Growth Portfolio
Rydex VT Inverse S&P 500 Strategy
Rydex VT NASDAQ-100
Rydex VT Nova
S&P Target 24 Portfolio**
Target Managed VIP Portfolio
The DOW DART 10 Portfolio**
The DOW Target Dividend Portfolio**
Value Line Target 25 Portfolio**
Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT International Equity Portfolio Share Class 2
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2
Wells Fargo Advantage VT Opportunity Fund - Class 1
Wells Fargo Advantage VT Opportunity Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Total Return Bond

        --------
        * Subaccount no longer available for investment as of December 31, 2013.
        ** The Board of Trustees of First Defined Portfolio Fund, LLC has approved the liquidation of the portfolio, which is expected to occur on April 25, 2014. See fund financial statements for details.

        The following table sets forth the dates at which mergers took place in the account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the year ended December 31, 2013 as net transfers between subaccounts. The transfer occurred as follows:

                                 REMOVED PORTFOLIO            SURVIVING PORTFOLIO
APRIL 26, 2013             ----------------------------- -----------------------------
                           COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO -
                                 MONEY MARKET FUND           CASH MANAGEMENT FUND
                           ----------------------------- -----------------------------
Shares....................           1,098,719                     1,098,719
Net asset value per share.          $     1.00                    $     1.00
Net assets before merger..          $1,098,719                    $        0
Net assets after merger...          $        0                    $1,098,719

APRIL 26, 2013             COLUMBIA VARIABLE PORTFOLIO - COLUMBIA VARIABLE PORTFOLIO -
                                 HIGH INCOME FUND            INCOME OPPORTUNITIES
                           ----------------------------- -----------------------------
Shares....................              22,630                        24,021
Net asset value per share.          $    10.19                    $     9.60
Net assets before merger..          $  230,603                    $        0
Net assets after merger...          $        0                    $  230,603

                                      A70

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these mutual funds is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the net asset value of the respective Portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon the first in, first out ("FIFO") method of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex- distribution date.

        NEW ACCOUNTING PRONOUNCEMENTS

        In June 2013, the Financial Accounting Standards Board issued updated guidance clarifying the characteristics of an investment company and requiring new disclosures. Under the guidance, all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively.
        This guidance does
        not have an effect on the Account's net assets or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical investments. These generally provide the most reliable

                                      A71
        evidence and are used to measure fair value whenever available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar securities, quoted market prices in markets that are not active for identical or similar securities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment. As of December 31, 2013, the Account did not have any Level 3 investments.

        As of December 31, 2013, all investments have been classified as Level 1 with the exception of proprietary funds, consisting of the Prudential Series Fund, the Advanced Series Trust and any non-proprietary funds where the net asset value is not readily observable by the public, which are classified as Level 2. The Level 2 investments as of December 31, 2013, are presented below.

PROPRIETARY FUNDS (The Prudential Series Fund and the Advanced Series Trust). $45,333,168,366
Wells Fargo Advantage VT Opportunity Fund - Class 1.......................... $     3,497,272
Columbia Variable Portfolio - Cash Management Fund........................... $     1,296,293

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Periodically there are transfers between Level 1 and Level 2 for assets held in the Account. The classification of the Account investments may vary dependent on the availability of information to the public. Should an investment's net asset value become publicly observable, the investment would be transferred from Level 2 to Level 1, and conversely transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public. During 2013, there were no transfers from Level 1 to Level 2. There were transfers from Level 2 to Level 1 as presented below. The transfers are based on values as of December 31, 2012.

      Davis Value Portfolio................................... $ 1,138,982
      Columbia Variable Portfolio - Asset Allocation Fund..... $ 4,822,349
      Columbia Variable Portfolio - Small Company Growth Fund. $   381,023
      NVIT Developing Markets Fund............................ $78,997,094
      ProFund VP Asia 30...................................... $22,804,193
      ProFund VP Banks........................................ $ 6,430,427
      ProFund VP Bear......................................... $ 9,946,938
      ProFund VP Biotechnology................................ $10,864,210
      ProFund VP Basic Materials.............................. $13,665,207
      ProFund VP UltraBull.................................... $ 8,024,345
      ProFund VP Bull......................................... $39,464,771
      ProFund VP Consumer Services............................ $10,839,632
      ProFund VP Consumer Goods Portfolio..................... $11,414,372
      ProFund VP Oil & Gas.................................... $35,104,740
      ProFund VP Europe 30.................................... $18,716,712
      ProFund VP Financials................................... $16,277,079
      ProFund VP U.S. Government Plus......................... $26,886,002
      ProFund VP Health Care.................................. $24,162,673
      ACCESS VP High Yield Fund............................... $26,571,348
      ProFund VP Industrials.................................. $ 9,293,000
      ProFund VP Internet..................................... $ 5,732,829
      ProFund VP Japan........................................ $ 7,983,185
      ProFund VP Precious Metals.............................. $53,300,876
      ProFund VP Mid-Cap Growth............................... $28,057,229
      ProFund VP Mid-Cap Value................................ $22,991,866

                                      A72

ProFund VP Pharmaceuticals............................................ $ 7,029,288
ProFund VP Real Estate................................................ $16,659,586
ProFund VP Rising Rates Opportunity................................... $ 9,051,615
ProFund VP NASDAQ-100................................................. $22,815,014
ProFund VP Semiconductor.............................................. $ 1,044,568
ProFund VP Small-Cap Growth........................................... $20,943,937
ProFund VP Short Mid-Cap.............................................. $ 1,043,314
ProFund VP Short NASDAQ-100........................................... $ 3,830,882
ProFund VP Short Small-Cap............................................ $ 2,657,305
ProFund VP Small-Cap Value............................................ $17,613,371
ProFund VP Technology................................................. $ 6,098,885
ProFund VP Telecommunications......................................... $ 9,764,997
ProFund VP UltraMid-Cap............................................... $17,481,400
ProFund VP UltraNASDAQ-100............................................ $20,011,887
ProFund VP UltraSmall-Cap............................................. $ 8,671,318
ProFund VP Utilities.................................................. $23,443,421
ProFund VP Large-Cap Growth........................................... $22,219,788
ProFund VP Large-Cap Value............................................ $18,800,478
Columbia Variable Portfolio - U.S. Government Mortgage Fund........... $ 1,050,747
Columbia Variable Portfolio - Growth Fund............................. $ 4,459,242
Invesco V.I. Global Health Care Fund.................................. $32,462,822
Invesco V.I. Technology Fund.......................................... $20,462,783
Invesco V.I. Mid Cap Growth Portfolio, Series I....................... $12,370,158
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $25,939,171
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $   633,289
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $ 1,544,395
Wells Fargo Advantage VT Total Return Bond............................ $ 4,987,963
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $20,975,665
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $15,108,656
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $24,608,135
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $ 2,924,570
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $ 6,241,183
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $13,139,146
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $ 1,189,562

NOTE 4: TAXES

        Prudential Annuities is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2013 were as follows:

                                                       PURCHASES       SALES
                                                      ------------ --------------
AST Goldman Sachs Large-Cap Value Portfolio.......... $ 99,412,214 $  190,216,957
AST T. Rowe Price Large-Cap Growth Portfolio......... $145,950,637 $  119,394,355
AST Schroders Multi-Asset World Strategies Portfolio. $161,418,645 $  312,390,187
AST Money Market Portfolio........................... $810,533,999 $1,067,321,465
AST Cohen & Steers Realty Portfolio.................. $ 47,756,061 $   64,479,045
AST J.P. Morgan Strategic Opportunities Portfolio.... $104,987,254 $  246,887,735
AST Herndon Large-Cap Value Portfolio................ $ 41,290,157 $   64,779,240
AST High Yield Portfolio............................. $251,838,557 $  332,389,851

                                      A73

                                                          PURCHASES      SALES
                                                         ------------ ------------
AST Federated Aggressive Growth Portfolio............... $ 49,365,240 $ 90,909,625
AST Mid-Cap Value Portfolio............................. $ 38,043,101 $ 51,834,642
AST Small-Cap Value Portfolio........................... $ 59,648,038 $100,836,669
AST Goldman Sachs Concentrated Growth Portfolio......... $ 36,997,211 $ 69,503,283
AST Goldman Sachs Mid-Cap Growth Portfolio.............. $ 73,883,560 $ 74,909,706
AST Goldman Sachs Small-Cap Value Portfolio............. $ 67,955,005 $ 54,767,273
AST Large-Cap Value Portfolio........................... $ 86,577,980 $ 77,561,826
AST Lord Abbett Core Fixed Income Portfolio............. $ 80,326,195 $132,367,803
AST Loomis Sayles Large-Cap Growth Portfolio............ $ 97,682,985 $242,785,649
AST MFS Growth Portfolio................................ $ 43,764,662 $ 71,345,358
AST Neuberger Berman Mid-Cap Growth Portfolio........... $ 72,579,699 $ 82,649,060
AST Neuberger Berman/LSV Mid-Cap Value Portfolio........ $ 91,539,663 $106,523,947
AST Small-Cap Growth Portfolio.......................... $ 70,116,305 $ 57,082,915
AST PIMCO Limited Maturity Bond Portfolio............... $153,709,089 $235,041,902
AST PIMCO Total Return Bond Portfolio................... $268,289,010 $618,938,301
AST T. Rowe Price Equity Income Portfolio............... $ 68,325,950 $ 65,471,316
AST QMA US Equity Alpha Portfolio....................... $ 33,415,052 $ 48,547,809
AST T. Rowe Price Natural Resources Portfolio........... $ 51,034,233 $ 99,473,665
AST T. Rowe Price Asset Allocation Portfolio............ $315,868,087 $271,741,206
AST International Value Portfolio....................... $ 29,943,325 $ 36,120,034
AST MFS Global Equity Portfolio......................... $101,260,501 $ 58,718,696
AST J.P. Morgan International Equity Portfolio.......... $ 56,117,861 $ 64,509,828
AST Templeton Global Bond Portfolio..................... $ 57,876,759 $ 77,053,716
AST International Growth Portfolio...................... $ 86,599,889 $113,844,816
AST Wellington Management Hedged Equity Portfolio....... $240,357,211 $101,218,896
AST Capital Growth Asset Allocation Portfolio........... $796,439,478 $675,818,735
AST Academic Strategies Asset Allocation Portfolio...... $325,896,871 $696,317,072
AST Balanced Asset Allocation Portfolio................. $313,860,673 $498,123,864
AST Preservation Asset Allocation Portfolio............. $205,281,769 $834,642,784
AST Schroders Global Tactical Portfolio................. $241,258,137 $159,695,747
AST RCM World Trends Portfolio.......................... $ 94,279,309 $193,061,926
AST J.P. Morgan Global Thematic Portfolio............... $122,383,259 $122,104,875
AST Goldman Sachs Multi-Asset Portfolio................. $ 88,152,762 $203,981,453
AST FI Pyramis(R) Asset Allocation Portfolio............ $144,320,846 $ 68,037,464
AST Western Asset Core Plus Bond Portfolio.............. $153,225,057 $145,299,988
Davis Value Portfolio................................... $     38,601 $    318,484
Columbia Variable Portfolio - Asset Allocation Fund..... $     70,047 $  1,061,339
Columbia Variable Portfolio - Money Market Fund......... $    286,696 $  1,304,185
Columbia Variable Portfolio - Small Company Growth Fund. $          8 $     87,362
Prudential SP International Growth Portfolio............ $  2,164,515 $  4,230,526
NVIT Developing Markets Fund............................ $ 20,542,851 $ 35,785,813
The DOW DART 10 Portfolio............................... $  2,715,329 $  3,859,637
First Trust Target Focus Four Portfolio................. $  2,282,017 $  3,627,245
Global Dividend Target 15 Portfolio..................... $  6,783,702 $ 14,393,013
NASDAQ Target 15 Portfolio.............................. $  5,297,465 $  4,742,171
S&P Target 24 Portfolio................................. $  5,624,366 $  5,058,191
Target Managed VIP Portfolio............................ $  3,603,548 $  6,386,788
Value Line Target 25 Portfolio.......................... $    523,620 $  1,856,305
The DOW Target Dividend Portfolio....................... $  5,693,142 $  7,614,836
ProFund VP Asia 30...................................... $ 19,218,913 $ 24,607,132
ProFund VP Banks........................................ $ 25,758,149 $ 28,648,419
ProFund VP Bear......................................... $ 51,306,829 $ 49,948,104
ProFund VP Biotechnology................................ $ 27,211,365 $ 26,132,046
ProFund VP Basic Materials.............................. $ 13,235,110 $ 14,242,396
ProFund VP UltraBull.................................... $ 30,884,194 $ 31,249,332
ProFund VP Bull......................................... $146,104,789 $149,928,295
ProFund VP Consumer Services............................ $ 20,833,233 $ 16,947,952
ProFund VP Consumer Goods Portfolio..................... $ 14,418,990 $ 13,454,830
ProFund VP Oil & Gas.................................... $ 15,167,152 $ 23,915,975
ProFund VP Europe 30.................................... $ 28,876,445 $ 28,018,355
ProFund VP Financials................................... $ 25,449,612 $ 23,888,297

                                      A74

                                                                         PURCHASES        SALES
                                                                       -------------- --------------
ProFund VP U.S. Government Plus....................................... $  102,300,763 $  110,252,901
ProFund VP Health Care................................................ $   34,544,460 $   30,679,319
ACCESS VP High Yield Fund............................................. $   57,011,103 $   64,248,997
ProFund VP Industrials................................................ $   19,079,930 $   15,944,341
ProFund VP Internet................................................... $   13,058,539 $   11,602,834
ProFund VP Japan...................................................... $   40,866,522 $   39,844,608
ProFund VP Precious Metals............................................ $   63,676,378 $   74,005,873
ProFund VP Mid-Cap Growth............................................. $   44,960,277 $   48,983,402
ProFund VP Mid-Cap Value.............................................. $   52,473,216 $   55,491,631
ProFund VP Pharmaceuticals............................................ $   11,025,573 $   12,161,516
ProFund VP Real Estate................................................ $   20,319,737 $   23,810,765
ProFund VP Rising Rates Opportunity................................... $   66,707,403 $   59,299,164
ProFund VP NASDAQ-100................................................. $  115,268,703 $  114,461,931
ProFund VP Semiconductor.............................................. $   10,735,496 $   10,900,580
ProFund VP Small-Cap Growth........................................... $   66,394,966 $   53,765,753
ProFund VP Short Mid-Cap.............................................. $   12,687,105 $   12,955,173
ProFund VP Short NASDAQ-100........................................... $   25,866,069 $   27,006,120
ProFund VP Short Small-Cap............................................ $   28,343,203 $   29,710,357
ProFund VP Small-Cap Value............................................ $   28,553,096 $   29,058,758
ProFund VP Technology................................................. $    6,423,923 $    8,255,686
ProFund VP Telecommunications......................................... $   12,152,679 $   15,678,026
ProFund VP UltraMid-Cap............................................... $   47,212,660 $   53,274,431
ProFund VP UltraNASDAQ-100............................................ $   45,581,790 $   44,352,073
ProFund VP UltraSmall-Cap............................................. $   44,881,878 $   46,757,574
ProFund VP Utilities.................................................. $   23,658,130 $   26,642,729
ProFund VP Large-Cap Growth........................................... $   19,206,057 $   18,287,314
ProFund VP Large-Cap Value............................................ $   30,168,136 $   37,558,858
Rydex VT Nova......................................................... $       35,328 $      345,461
Rydex VT NASDAQ-100................................................... $       19,404 $    1,532,750
Rydex VT Inverse S&P 500 Strategy..................................... $        3,508 $       36,165
Invesco V.I. Global Health Care Fund.................................. $   14,284,023 $   15,534,518
Invesco V.I. Technology Fund.......................................... $    1,691,466 $    4,982,444
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $       98,379 $    3,835,270
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $       58,247 $      164,945
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $      115,199 $      380,305
Wells Fargo Advantage VT Total Return Bond............................ $       45,050 $    1,187,725
AST First Trust Balanced Target Portfolio............................. $  196,273,738 $  313,965,092
AST Prudential Growth Allocation Portfolio............................ $  475,129,631 $  595,660,933
AST Advanced Strategies Portfolio..................................... $  250,142,728 $  305,224,642
Columbia Variable Portfolio - High Income Fund........................ $            1 $      235,553
AST Investment Grade Bond Portfolio................................... $1,541,447,974 $3,016,819,144
AST Bond Portfolio 2015............................................... $    6,416,942 $   48,390,897
AST Bond Portfolio 2018............................................... $   71,440,663 $  266,355,734
AST Bond Portfolio 2019............................................... $   90,639,949 $  157,754,173
AST Global Real Estate Portfolio...................................... $   25,350,888 $   24,667,448
AST Parametric Emerging Markets Equity Portfolio...................... $   63,123,431 $   53,999,025
AST Bond Portfolio 2016............................................... $   15,743,986 $   49,875,949
AST Bond Portfolio 2020............................................... $  345,651,276 $  138,510,250
AST Jennison Large-Cap Value Portfolio................................ $   16,801,662 $   11,776,109
AST Jennison Large-Cap Growth Portfolio............................... $   19,989,033 $   16,739,530
AST Bond Portfolio 2017............................................... $   50,863,391 $  171,579,020
AST Bond Portfolio 2021............................................... $   22,525,663 $  157,908,049
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $    4,005,905 $    5,404,468
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $      102,508 $      520,047
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $       60,980 $      183,266
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $   11,085,841 $   15,885,537
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $    5,522,273 $    5,957,185
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $    5,742,514 $   10,013,761
AST Bond Portfolio 2022............................................... $   28,148,097 $  282,495,347
AST Quantitative Modeling Portfolio................................... $   57,735,952 $    3,730,366
AST BlackRock Global Strategies Portfolio............................. $   65,340,002 $   38,390,754

                                      A75

                                                              PURCHASES      SALES
                                                             ------------ ------------
Invesco V.I. Diversified Dividend Fund...................... $ 14,791,354 $ 11,039,385
Columbia Variable Portfolio - U.S. Government Mortgage Fund. $     92,579 $    371,564
Columbia Variable Portfolio - Growth Fund................... $      5,121 $    705,354
Wells Fargo Advantage VT Opportunity Fund - Class 1......... $     63,799 $    602,870
Wells Fargo Advantage VT Opportunity Fund - Class 2......... $     11,472 $  1,471,110
AST Prudential Core Bond Portfolio.......................... $ 27,871,850 $ 32,930,392
AST Neuberger Berman Core Bond Portfolio.................... $ 22,575,073 $ 27,184,537
AST Bond Portfolio 2023..................................... $746,579,096 $476,618,564
AST Franklin Templeton Founding Funds Allocation Portfolio.. $208,807,099 $230,075,355
AST New Discovery Asset Allocation Portfolio................ $ 58,366,714 $ 49,709,507
AST Western Asset Emerging Markets Debt Portfolio........... $  2,231,567 $  2,695,531
AST MFS Large-Cap Value Portfolio........................... $ 18,921,483 $  3,893,675
Invesco V.I. Mid Cap Growth Portfolio, Series I............. $  8,114,741 $  4,907,843
AST Bond Portfolio 2024..................................... $446,719,938 $247,598,558
AST AQR Emerging Markets Equity Portfolio................... $  2,354,772 $  1,162,020
AST ClearBridge Dividend Growth Portfolio................... $  8,632,188 $  1,767,670
AST QMA Emerging Markets Equity Portfolio................... $  1,007,903 $    740,018
Columbia Variable Portfolio - Cash Management Fund.......... $  1,577,337 $    281,120
Columbia Variable Portfolio - Income Opportunities.......... $    230,664 $     61,606
AST BlackRock iShares ETF Portfolio......................... $ 30,300,256 $ 11,121,372
AST Franklin Templeton Founding Funds Plus Portfolio........ $128,713,672 $ 12,117,765
AST Defensive Asset Allocation Portfolio.................... $ 67,022,685 $ 26,149,641
AST AQR Large-Cap Portfolio................................. $  1,458,436 $    279,503
AST QMA Large-Cap Portfolio................................. $    187,030 $     64,405

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

        PFI and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of PFI (together, the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates which are indirect, wholly-owned subsidiaries of PFI.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of The Prudential Series Fund. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of The Prudential Series Fund. The Account invests only in Class I shares of The Prudential Series Fund, not Class II shares.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. ("PAD") an indirect wholly-owned subsidiary of PFI, which acts as the

                                      A76
        distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid by most portfolios of the Advanced Series Trust to PAD. Each portfolio of the Advanced Series Trust (except for AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Franklin Templeton Founding Funds Plus Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio, and the assets of AST Academic Strategies Asset Allocation Portfolio that are invested in other portfolios of the Advanced Series Trust) pays a distribution and service fee to PAD of 0.10% of the average daily net assets of each portfolio.

        The Investment Managers have contractually agreed to reimburse certain portfolios of The Prudential Series Fund and the Advanced Series Trust the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        PI has voluntarily agreed to reimburse expenses and/or waive its management fees so that the indirect fees and expenses the Academic Strategies Portfolio incurs from its investment in underlying funds does not exceed an annual rate of 0.685% of the Academic Strategies Portfolio average daily net assets.

        The Advanced Series Trust has voluntarily agreed to waive two-thirds of the incremental increase in the net management fee received by the Advanced Series Trust as a result of the underlying voluntary subadviser fee discount of the AST T. Rowe Price Large-Cap Growth Portfolio and AST QMA Large-Cap Portfolio. This expense limitation is voluntary and may be modified or terminated by the Advanced Series Trust at any time without notice.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

NOTE 7: FINANCIAL HIGHLIGHTS

        Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable contract options.

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    37,349    $12.08707 to  $41.75519 $716,558   0.00%    0.65%  to   3.05%  29.47% to  32.67%
December 31, 2012    42,847    $ 9.30695 to  $31.71129 $614,004   1.16%    0.65%  to   3.05%  16.01% to  18.89%
December 31, 2011    48,462    $ 7.99763 to  $26.87621 $585,046   1.00%    0.65%  to   3.05%  -8.40% to  -6.13%
December 31, 2010    62,933    $ 8.70377 to  $28.84949 $820,710   1.51%    0.65%  to   3.05%   9.45% to  12.15%
December 31, 2009    69,519    $ 7.92816 to  $25.91920 $844,173   3.18%    0.65%  to   3.05%  15.79% to  21.38%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    33,289    $11.26548 to  $29.71001 $592,866   0.00%    0.65%  to   3.05%  39.64% to  43.09%
December 31, 2012    30,668    $ 8.00177 to  $20.76320 $389,449   0.00%    0.65%  to   3.05%  13.99% to  16.82%
December 31, 2011    28,910    $ 6.96201 to  $17.77397 $317,828   0.00%    0.65%  to   3.05%  -4.69% to  -2.33%
December 31, 2010    38,965    $ 7.24476 to  $18.19879 $439,619   0.00%    0.65%  to   3.05%  12.28% to  15.06%
December 31, 2009    37,612    $ 6.39958 to  $15.81719 $383,309   0.00%    0.65%  to   3.05%  30.89% to  52.37%

                                      A77

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     81,192   $11.07210 to  $23.11070 $1,213,789   0.00%    0.65%  to   3.05%   10.91% to   13.66%
December 31, 2012     91,006   $ 9.96221 to  $20.33387 $1,203,588   1.98%    0.65%  to   3.05%    7.74% to   10.42%
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%  to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%  to   3.05%    8.40% to   11.08%
December 31, 2009     71,518   $ 9.04901 to  $17.27048 $  835,124   1.05%    0.65%  to   3.05%   22.04% to   26.58%

                                                   AST MONEY MARKET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     73,054   $ 8.66333 to  $15.10943 $  791,598   0.00%    0.65%  to   3.05%   -3.05% to   -0.65%
December 31, 2012     96,861   $ 8.93594 to  $15.20802 $1,048,385   0.01%    0.65%  to   3.05%   -3.05% to   -0.64%
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%  to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%  to   3.05%   -3.03% to   -0.63%
December 31, 2009    213,675   $ 9.80078 to  $15.50064 $2,370,117   0.25%    0.65%  to   3.05%   -2.51% to   -0.41%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      5,542   $14.57979 to  $34.56960 $  159,581   0.00%    0.65%  to   3.05%   -0.01% to    2.46%
December 31, 2012      6,084   $14.53663 to  $33.94359 $  171,392   1.39%    0.65%  to   3.05%   11.82% to   14.60%
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%  to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%  to   3.05%   24.77% to   27.85%
December 31, 2009      7,387   $ 8.45511 to  $22.27763 $  137,894   2.85%    0.65%  to   3.05%   28.17% to   51.97%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     78,019   $11.31123 to  $29.21518 $1,196,353   0.00%    0.65%  to   3.05%    7.65% to   10.31%
December 31, 2012     86,515   $10.48611 to  $26.48459 $1,212,902   1.50%    0.65%  to   3.05%    7.34% to   10.00%
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%  to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%  to   3.05%    4.05% to    6.62%
December 31, 2009    111,595   $ 9.60213 to  $22.67668 $1,392,913   0.83%    0.65%  to   3.05%   14.97% to   21.23%

                                             AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      8,256   $12.48646 to  $23.07231 $  148,095   0.00%    0.65%  to   3.05%   30.52% to   33.75%
December 31, 2012      9,571   $10.11918 to  $17.29342 $  129,268   1.12%    0.65%  to   3.05%    9.94% to   12.66%
December 31, 2011      9,551   $ 9.17609 to  $15.38823 $  115,478   0.73%    0.65%  to   3.05%   -3.52% to   -1.14%
December 31, 2010     12,806   $ 8.96367 to  $15.60454 $  156,605   1.46%    0.65%  to   3.05%    9.01% to   11.71%
December 31, 2009     12,049   $ 8.67084 to  $14.00397 $  135,489   0.86%    0.65%  to   3.05%   15.01% to   26.77%

                                                    AST HIGH YIELD PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     19,537   $12.52635 to  $27.29926 $  393,331   0.00%    0.65%  to   3.05%    3.91% to    6.48%
December 31, 2012     23,729   $12.02995 to  $25.63707 $  446,376   4.89%    0.65%  to   3.05%   10.40% to   13.13%
December 31, 2011     24,401   $11.04415 to  $22.66074 $  401,816   6.36%    0.65%  to   3.05%    0.03% to    2.50%
December 31, 2010     28,186   $11.00659 to  $22.10754 $  457,631   3.30%    0.65%  to   3.05%   10.04% to   12.76%
December 31, 2009     31,024   $ 9.97157 to  $19.60556 $  456,718   4.69%    0.65%  to   3.05%   24.11% to   34.67%

                                           AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     15,357   $15.68297 to  $37.00144 $  323,756   0.00%    0.65%  to   3.05%   36.52% to   39.90%
December 31, 2012     17,495   $10.72052 to  $26.51602 $  264,700   0.00%    0.65%  to   3.05%   16.41% to   19.29%
December 31, 2011     18,842   $ 9.19070 to  $22.28390 $  239,041   0.40%    0.65%  to   3.05%  -15.76% to  -13.68%
December 31, 2010     17,172   $10.88753 to  $25.87932 $  271,022   0.05%    0.65%  to   3.05%   28.51% to   31.68%
December 31, 2009     18,111   $ 8.45485 to  $19.70231 $  222,459   0.21%    0.65%  to   3.05%   28.88% to   31.80%

                                                  AST MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      5,480   $15.48977 to  $28.38035 $  116,162   0.00%    0.65%  to   3.05%   28.38% to   31.55%
December 31, 2012      6,109   $11.37731 to  $21.62753 $   99,274   0.46%    0.65%  to   3.05%   14.79% to   17.64%
December 31, 2011      5,972   $ 9.89066 to  $18.43079 $   83,072   0.69%    0.65%  to   3.05%   -6.39% to   -4.08%
December 31, 2010      8,194   $11.12493 to  $19.26268 $  120,022   0.57%    0.65%  to   3.05%   19.84% to   22.80%
December 31, 2009      6,621   $ 9.25441 to  $15.72510 $   79,789   1.73%    0.65%  to   3.05%   31.61% to   37.98%

                                                 AST SMALL-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     13,096   $16.41575 to  $40.14664 $  370,911   0.00%    0.65%  to   3.05%   33.21% to   36.51%
December 31, 2012     14,752   $12.28493 to  $29.40995 $  304,317   0.46%    0.65%  to   3.05%   14.55% to   17.39%
December 31, 2011     17,048   $10.26539 to  $25.05272 $  299,669   0.57%    0.65%  to   3.05%   -8.84% to   -6.59%
December 31, 2010     22,874   $11.23772 to  $26.81946 $  435,168   0.43%    0.65%  to   3.05%   22.16% to   25.17%
December 31, 2009     26,023   $ 9.18066 to  $21.42563 $  403,966   1.71%    0.65%  to   3.05%   23.38% to   30.63%

                                      A78

                                   AT YEAR ENDED                                FOR YEAR ENDED
                   ---------------------------------------------  ---------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ----------------
                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    13,368    $ 6.91871 to  $40.69374 $  317,909   0.00%    0.65%  to   3.05%  25.78% to  28.90%
December 31, 2012    14,281    $ 5.45551 to  $31.71289 $  273,394   0.26%    0.65%  to   3.05%  16.11% to  18.99%
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $  252,219   0.15%    0.65%  to   3.05%  -6.88% to  -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $  349,188   0.08%    0.65%  to   3.05%   6.93% to   9.57%
December 31, 2009    22,737    $ 4.60421 to  $26.07859 $  376,154   0.00%    0.65%  to   3.05%  26.94% to  48.43%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    19,607    $ 7.84834 to  $31.13825 $  286,931   0.00%    0.65%  to   3.05%  28.16% to  31.33%
December 31, 2012    19,534    $ 6.07370 to  $23.76942 $  217,543   0.00%    0.65%  to   3.05%  15.96% to  18.84%
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $  176,796   0.00%    0.65%  to   3.05%  -5.93% to  -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $  283,946   0.00%    0.65%  to   3.05%  16.17% to  19.05%
December 31, 2009    28,418    $ 4.67618 to  $17.56272 $  241,757   0.00%    0.65%  to   3.05%  33.15% to  56.07%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     6,989    $17.86358 to  $50.40332 $  237,752   0.00%    0.65%  to   3.05%  34.58% to  37.91%
December 31, 2012     6,307    $13.23238 to  $36.54808 $  160,398   0.51%    0.65%  to   3.05%  12.16% to  14.94%
December 31, 2011     6,118    $11.76172 to  $31.79808 $  137,760   0.47%    0.65%  to   3.05%  -1.78% to   0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $  187,638   0.51%    0.65%  to   3.05%  22.90% to  25.94%
December 31, 2009     6,765    $ 9.68368 to  $25.08676 $  128,428   1.29%    0.65%  to   3.05%  23.36% to  29.08%

                                                AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    19,347    $11.91079 to  $33.28529 $  326,159   0.00%    0.65%  to   3.05%  35.60% to  38.95%
December 31, 2012    18,083    $ 8.75680 to  $23.95472 $  225,816   3.28%    0.65%  to   3.05%  13.32% to  16.13%
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $  210,441   1.33%    0.65%  to   3.05%  -7.10% to  -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $  273,356   1.03%    0.65%  to   3.05%   9.71% to  12.42%
December 31, 2009    25,302    $ 7.45826 to  $19.27505 $  276,543   2.85%    0.65%  to   3.05%  16.03% to  27.41%

                                         AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    18,063    $12.30996 to  $19.40444 $  302,619   0.00%    0.65%  to   3.05%  -4.99% to  -2.64%
December 31, 2012    20,917    $12.91655 to  $19.93011 $  361,599   1.15%    0.65%  to   3.05%   2.69% to   5.24%
December 31, 2011    21,912    $12.53881 to  $18.93744 $  362,864   1.75%    0.65%  to   3.05%   6.82% to   9.45%
December 31, 2010    23,842    $11.70237 to  $17.30182 $  364,932   5.89%    0.65%  to   3.05%   9.96% to  12.68%
December 31, 2009    30,119    $10.60977 to  $15.35521 $  414,600   7.39%    0.65%  to   3.05%  19.63% to  33.73%

                                         AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    46,097    $13.09529 to  $29.54365 $  867,986   0.00%    0.65%  to   3.05%  32.45% to  35.72%
December 31, 2012    54,818    $ 9.85996 to  $21.76758 $  759,466   0.42%    0.65%  to   3.05%   8.84% to  11.54%
December 31, 2011    60,824    $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%  to   3.05%  -3.93% to  -1.56%
December 31, 2010    80,568    $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%  to   3.05%  16.10% to  18.97%
December 31, 2009    91,014    $ 7.92454 to  $16.66345 $1,019,490   0.87%    0.65%  to   3.05%  26.06% to  28.92%

                                                   AST MFS GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    18,805    $10.43665 to  $22.26046 $  266,959   0.00%    0.65%  to   3.05%  32.54% to  35.82%
December 31, 2012    20,868    $ 7.81006 to  $16.43129 $  218,354   0.00%    0.65%  to   3.05%  13.51% to  16.32%
December 31, 2011    21,613    $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%  to   3.05%  -3.62% to  -1.24%
December 31, 2010    26,573    $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%  to   3.05%   9.35% to  12.05%
December 31, 2009    29,779    $ 6.37002 to  $12.86144 $  247,006   0.17%    0.65%  to   3.05%  20.37% to  23.50%

                                        AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    12,879    $12.62840 to  $43.59597 $  328,827   0.00%    0.65%  to   3.05%  28.57% to  31.75%
December 31, 2012    12,557    $ 9.74207 to  $33.09035 $  259,450   0.00%    0.65%  to   3.05%   8.95% to  11.65%
December 31, 2011    13,725    $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%  to   3.05%  -1.41% to   1.03%
December 31, 2010    17,725    $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%  to   3.05%  24.76% to  27.84%
December 31, 2009    16,602    $ 7.09300 to  $22.94749 $  267,628   0.00%    0.65%  to   3.05%  23.09% to  28.95%

                                       AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    13,190    $14.87402 to  $57.58674 $  453,513   0.00%    0.65%  to   3.05%  37.68% to  41.08%
December 31, 2012    13,358    $10.78115 to  $40.81741 $  331,538   1.06%    0.65%  to   3.05%  13.55% to  16.37%
December 31, 2011    14,976    $10.18961 to  $35.07648 $  321,823   0.90%    0.65%  to   3.05%  -5.45% to  -3.12%
December 31, 2010    19,868    $10.74418 to  $36.20541 $  439,731   1.17%    0.65%  to   3.05%  19.67% to  22.63%
December 31, 2009    22,093    $ 8.95019 to  $29.52355 $  416,620   2.07%    0.65%  to   3.05%  34.49% to  39.73%

                                      A79

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      8,471   $15.87466 to  $37.20616 $  192,230   0.00%    0.65%  to   3.05%   31.05% to   34.29%
December 31, 2012      7,448   $12.08818 to  $27.70495 $  131,511   0.00%    0.65%  to   3.05%    8.75% to   11.45%
December 31, 2011      7,731   $11.09276 to  $24.85921 $  123,714   0.00%    0.65%  to   3.05%   -3.99% to   -1.62%
December 31, 2010     11,234   $11.53054 to  $25.26926 $  181,856   0.22%    0.65%  to   3.05%   32.26% to   35.53%
December 31, 2009      8,640   $ 8.70015 to  $18.64494 $  111,537   0.05%    0.65%  to   3.05%   30.09% to   33.04%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     42,059   $10.00959 to  $20.14971 $  578,095   0.00%    0.65%  to   3.05%   -5.16% to   -2.81%
December 31, 2012     47,792   $10.55386 to  $20.73224 $  672,855   1.25%    0.65%  to   3.05%    1.50% to    4.01%
December 31, 2011     51,459   $10.39821 to  $19.93200 $  698,888   0.95%    0.65%  to   3.05%   -0.86% to    1.58%
December 31, 2010     62,862   $10.48881 to  $19.62146 $  846,276   2.53%    0.65%  to   3.05%    0.73% to    3.22%
December 31, 2009     69,607   $10.41264 to  $19.00861 $  920,649   5.00%    0.65%  to   3.05%    4.23% to    9.51%

                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    118,806   $11.42690 to  $28.29890 $1,968,656   0.00%    0.65%  to   3.05%   -4.83% to   -2.48%
December 31, 2012    138,677   $11.98224 to  $29.01718 $2,363,958   2.64%    0.65%  to   3.05%    5.98% to    8.61%
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%  to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%  to   3.05%    4.43% to    7.02%
December 31, 2009    144,653   $10.97629 to  $24.35387 $2,178,595   3.84%    0.65%  to   3.05%    9.96% to   15.77%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     15,974   $11.65423 to  $20.70293 $  256,073   0.00%    0.65%  to   3.05%   25.73% to   28.84%
December 31, 2012     15,573   $ 9.24050 to  $16.44119 $  194,477   0.19%    0.65%  to   3.05%   13.67% to   16.49%
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%  to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%  to   3.05%    9.79% to   12.51%
December 31, 2009     16,894   $ 7.69250 to  $12.99378 $  170,550   4.15%    0.65%  to   3.05%   20.39% to   28.65%

                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      8,839   $11.63492 to  $23.15073 $  152,204   0.00%    0.65%  to   3.05%   28.39% to   31.57%
December 31, 2012      9,787   $ 8.98801 to  $17.66725 $  128,439   0.80%    0.65%  to   3.05%   15.17% to   18.03%
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%  to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%  to   3.05%   11.54% to   14.30%
December 31, 2009     12,665   $ 6.80494 to  $12.81698 $  126,196   1.86%    0.65%  to   3.05%   18.47% to   27.19%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013      7,867   $ 6.91863 to  $61.78578 $  238,899   0.00%    0.65%  to   3.05%   11.86% to   14.63%
December 31, 2012      9,550   $ 6.17225 to  $53.89981 $  254,000   0.42%    0.65%  to   3.05%    0.45% to    2.94%
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%  to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%  to   3.05%   16.78% to   19.67%
December 31, 2009     11,471   $12.64918 to  $51.75974 $  319,339   1.31%    0.65%  to   3.05%   32.64% to   48.38%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    125,028   $12.62814 to  $37.93685 $2,282,503   0.00%    0.65%  to   3.05%   13.27% to   16.07%
December 31, 2012    120,272   $11.12570 to  $32.68345 $1,911,349   1.28%    0.65%  to   3.05%   10.03% to   12.76%
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%  to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%  to   3.05%    8.13% to   10.81%
December 31, 2009     99,437   $ 9.39867 to  $25.81677 $1,312,782   2.07%    0.65%  to   3.05%   20.19% to   23.33%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     10,200   $ 9.20275 to  $24.29855 $  162,555   0.00%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2012     10,513   $ 7.88041 to  $20.52383 $  142,343   2.44%    0.65%  to   3.05%   13.11% to   15.92%
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%  to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%  to   3.05%    7.70% to   10.36%
December 31, 2009     14,767   $ 7.44396 to  $18.60561 $  196,052   2.37%    0.65%  to   3.05%   26.78% to   29.65%

                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     10,878   $16.71585 to  $29.14854 $  247,774   0.00%    0.65%  to   3.05%   23.74% to   26.80%
December 31, 2012      8,585   $13.46685 to  $23.04503 $  157,918   1.10%    0.65%  to   3.05%   19.32% to   22.28%
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%  to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%  to   3.05%    8.63% to   11.32%
December 31, 2009      8,341   $10.96039 to  $17.72541 $  119,319   1.90%    0.65%  to   3.05%   27.89% to   33.61%

                                      A80

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     11,340   $10.42676 to  $41.62765 $  227,979   0.00%    0.65%  to   3.05%   11.84% to   14.61%
December 31, 2012     11,583   $ 9.24639 to  $36.59713 $  206,758   1.82%    0.65%  to   3.05%   18.18% to   21.12%
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%  to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%  to   3.05%    3.90% to    6.47%
December 31, 2009     14,999   $ 8.34041 to  $32.16453 $  254,290   4.03%    0.65%  to   3.05%   32.15% to   35.11%

                                              AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     15,013   $10.64538 to  $19.73350 $  234,911   0.00%    0.65%  to   3.05%   -6.69% to   -4.38%
December 31, 2012     16,122   $11.37326 to  $20.63724 $  264,564   2.52%    0.65%  to   3.05%    2.01% to    4.54%
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%  to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%  to   3.05%    2.52% to    5.06%
December 31, 2009     22,019   $10.67294 to  $18.16458 $  324,974   7.36%    0.65%  to   3.05%    9.03% to   11.63%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     22,847   $12.39448 to  $25.35990 $  477,721   0.00%    0.65%  to   3.05%   15.43% to   18.28%
December 31, 2012     24,203   $10.70484 to  $21.44012 $  426,787   1.14%    0.65%  to   3.05%   16.69% to   19.58%
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%  to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%  to   3.05%   11.01% to   13.75%
December 31, 2009     39,649   $ 7.32140 to  $18.21901 $  616,928   1.84%    0.65%  to   3.05%   29.96% to   34.41%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     38,068   $10.69255 to  $18.24052 $  467,374   0.00%    0.65%  to   3.05%   16.83% to   19.72%
December 31, 2012     25,556   $ 9.13349 to  $15.29759 $  263,881   0.27%    0.65%  to   3.05%    7.62% to   10.29%
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%  to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%  to   3.05%   11.14% to   13.89%
December 31, 2009     28,061   $ 8.10775 to  $12.85208 $  246,843   1.32%    0.65%  to   3.05%   24.77% to   27.73%

                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    371,724   $11.87730 to  $18.34056 $5,051,182   0.00%    0.65%  to   3.05%   18.94% to   21.88%
December 31, 2012    355,694   $ 9.96540 to  $15.10845 $4,005,044   0.85%    0.65%  to   3.05%   10.25% to   12.98%
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%  to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%  to   3.05%    9.92% to   12.64%
December 31, 2009    427,504   $ 8.63891 to  $12.39570 $4,038,799   1.88%    0.65%  to   3.05%   21.57% to   24.51%

                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    268,594   $10.62911 to  $15.91091 $3,259,449   0.00%    0.65%  to   3.05%    6.62% to    9.26%
December 31, 2012    296,047   $ 9.94859 to  $14.62138 $3,322,480   1.01%    0.65%  to   3.05%    9.13% to   11.83%
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%  to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%  to   3.05%    8.55% to   11.24%
December 31, 2009    342,126   $ 8.84379 to  $12.30140 $3,296,750   2.28%    0.65%  to   3.05%   20.63% to   23.55%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    230,218   $11.80605 to  $17.06501 $3,148,148   0.00%    0.65%  to   3.05%   14.06% to   16.88%
December 31, 2012    241,017   $10.32937 to  $14.65914 $2,847,167   0.95%    0.65%  to   3.05%    9.04% to   11.74%
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%  to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%  to   3.05%    8.89% to   11.58%
December 31, 2009    244,029   $ 9.02728 to  $12.12491 $2,426,091   1.42%    0.65%  to   3.05%   19.32% to   22.50%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    189,791   $11.55638 to  $15.08292 $2,524,817   0.00%    0.65%  to   3.05%    5.88% to    8.50%
December 31, 2012    235,652   $10.89197 to  $13.95724 $2,916,724   1.12%    0.65%  to   3.05%    7.00% to    9.66%
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%  to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%  to   3.05%    7.20% to    9.85%
December 31, 2009    219,165   $ 9.63721 to  $11.68785 $2,320,954   1.20%    0.65%  to   3.05%   15.05% to   19.26%

                                            AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     71,793   $11.81048 to  $18.19704 $  951,082   0.00%    0.65%  to   3.05%   14.46% to   17.29%
December 31, 2012     63,914   $10.29724 to  $15.57696 $  729,941   0.47%    0.65%  to   3.05%   12.36% to   15.15%
December 31, 2011     49,795   $ 9.14542 to  $13.58234 $  498,580   0.28%    0.65%  to   3.05%   -5.36% to   -3.02%
December 31, 2010     67,762   $ 9.64360 to  $14.06217 $  708,276   0.32%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2009     46,324   $ 8.68119 to  $12.42878 $  429,456   0.37%    0.65%  to   3.05%   23.05% to   26.02%

                                      A81

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    81,060    $10.16792 to  $15.33485 $913,351   0.00%    0.65%  to   3.05%   9.01% to  11.71%
December 31, 2012    88,988    $ 9.32258 to  $13.85308 $906,641   0.55%    0.65%  to   3.05%   6.91% to   9.57%
December 31, 2011    83,954    $ 8.71537 to  $12.75958 $788,153   0.39%    0.65%  to   3.05%  -4.81% to  -2.45%
December 31, 2010    99,997    $ 9.15067 to  $13.19996 $973,078   0.54%    0.65%  to   3.05%   8.51% to  11.19%
December 31, 2009    74,171    $ 8.42891 to  $11.97996 $654,003   0.28%    0.65%  to   3.05%  19.69% to  22.59%

                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    61,737    $11.29324 to  $17.67205 $762,093   0.00%    0.65%  to   3.05%  12.74% to  15.53%
December 31, 2012    60,748    $ 9.98650 to  $15.35890 $656,213   0.47%    0.65%  to   3.05%  10.11% to  12.85%
December 31, 2011    56,707    $ 9.04125 to  $13.66570 $547,518   0.33%    0.65%  to   3.05%  -3.60% to  -1.22%
December 31, 2010    68,780    $ 9.34959 to  $13.88973 $681,353   0.29%    0.65%  to   3.05%  10.35% to  13.07%
December 31, 2009    48,274    $ 8.44669 to  $12.33318 $425,571   0.27%    0.65%  to   3.05%  23.06% to  25.84%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    70,368    $10.78921 to  $15.37361 $826,552   0.00%    0.65%  to   3.05%   6.47% to   9.11%
December 31, 2012    79,468    $10.10208 to  $14.14738 $863,292   0.58%    0.65%  to   3.05%   6.77% to   9.41%
December 31, 2011    76,501    $ 9.43274 to  $12.98251 $767,336   0.48%    0.65%  to   3.05%  -3.54% to  -1.15%
December 31, 2010    88,963    $ 9.74838 to  $13.18694 $912,004   0.46%    0.65%  to   3.05%   8.20% to  10.87%
December 31, 2009    66,502    $ 8.98223 to  $11.94190 $619,651   0.20%    0.65%  to   3.05%  19.87% to  22.58%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    42,246    $11.16380 to  $17.30319 $512,896   0.00%    0.65%  to   3.05%  15.59% to  18.45%
December 31, 2012    34,759    $ 9.62837 to  $14.66719 $359,929   0.51%    0.65%  to   3.05%  10.16% to  12.90%
December 31, 2011    29,299    $ 8.71300 to  $13.04434 $271,364   0.21%    0.65%  to   3.05%  -5.44% to  -3.11%
December 31, 2010    37,009    $ 9.18592 to  $13.51674 $358,393   0.37%    0.65%  to   3.05%   9.87% to  12.59%
December 31, 2009    32,643    $ 8.33501 to  $12.05414 $282,777   0.32%    0.65%  to   3.05%  17.78% to  20.44%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013    37,184    $10.83196 to  $12.60936 $430,242   0.00%    0.65%  to   3.05%  -4.50% to  -2.13%
December 31, 2012    35,788    $11.30708 to  $12.93619 $428,318   3.36%    0.65%  to   3.05%   4.56% to   7.15%
December 31, 2011    34,470    $10.74387 to  $12.12164 $388,751   2.64%    0.65%  to   3.05%   2.80% to   5.33%
December 31, 2010    37,019    $10.43007 to  $11.55420 $400,318   1.62%    0.65%  to   3.05%   4.51% to   7.10%
December 31, 2009    28,705    $ 9.95931 to  $10.83217 $292,772   3.68%    0.65%  to   3.05%   8.45% to  10.90%

                                                   DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2013        79    $15.14573 to  $20.44490 $  1,205   0.80%    1.40%  to   1.65%  31.23% to  31.56%
December 31, 2012        99    $11.51236 to  $15.57973 $  1,139   1.55%    1.40%  to   1.65%  11.21% to  11.49%
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%  to   1.65%  -5.75% to  -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%  to   1.65%  10.91% to  11.19%
December 31, 2009       254    $ 9.82859 to  $13.40277 $  2,502   0.84%    1.40%  to   1.65%  28.99% to  29.32%

                                    COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
                   -----------------------------------------------------------------------------------------
December 31, 2013       228    $20.28826 to  $20.28826 $  4,631   2.42%    1.00%  to   1.00%  16.99% to  16.99%
December 31, 2012       278    $17.34227 to  $17.34227 $  4,822   2.17%    1.00%  to   1.00%  11.90% to  11.90%
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%  to   1.00%  -1.84% to  -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%  to   1.00%  12.30% to  12.30%
December 31, 2009       487    $14.38338 to  $14.38338 $  7,007   4.42%    1.00%  to   1.00%  22.76% to  22.76%

                          COLUMBIA VARIABLE PORTFOLIO - MONEY MARKET FUND (EXPIRED APRIL 26, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013         0    $10.68335 to  $10.68335 $      0   0.00%    1.00%  to   1.00%  -0.31% to  -0.31%
December 31, 2012        95    $10.71636 to  $10.71636 $  1,017   0.00%    1.00%  to   1.00%  -1.01% to  -1.01%
December 31, 2011       109    $10.82529 to  $10.82529 $  1,182   0.00%    1.00%  to   1.00%  -1.00% to  -1.00%
December 31, 2010       104    $10.93445 to  $10.93445 $  1,142   0.02%    1.00%  to   1.00%  -0.97% to  -0.97%
December 31, 2009       125    $11.04133 to  $11.04133 $  1,375   0.25%    1.00%  to   1.25%  -0.77% to  -0.77%

                                  COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
                   -----------------------------------------------------------------------------------------
December 31, 2013        15    $28.15297 to  $28.15297 $    427   0.11%    1.00%  to   1.00%  39.07% to  39.07%
December 31, 2012        19    $20.24437 to  $20.24437 $    381   0.00%    1.00%  to   1.00%  10.88% to  10.88%
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%  to   1.00%  -6.49% to  -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%  to   1.00%  27.10% to  27.10%
December 31, 2009        34    $15.36226 to  $15.36226 $    521   0.00%    1.00%  to   1.00%  24.40% to  24.40%

                                      A82

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       498    $12.47344 to  $17.42066 $  7,436   0.00%    0.65%  to   2.75%   15.60% to   18.10%
December 31, 2012       651    $10.79007 to  $14.96204 $  8,260   0.60%    0.65%  to   2.75%   19.02% to   21.60%
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%  to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%  to   2.75%   10.88% to   13.27%
December 31, 2009     1,213    $ 9.88082 to  $11.70611 $ 13,530   2.38%    0.65%  to   2.75%   33.38% to   36.26%

                                                 NVIT DEVELOPING MARKETS FUND
                   -------------------------------------------------------------------------------------------
December 31, 2013     3,034    $13.28794 to  $31.48428 $ 62,989   0.90%    0.65%  to   3.05%   -3.02% to   -0.62%
December 31, 2012     3,751    $13.65931 to  $31.75987 $ 78,997   0.10%    0.65%  to   3.05%   13.21% to   16.02%
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%  to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%  to   3.05%   12.60% to   15.39%
December 31, 2009     8,668    $14.11121 to  $31.00701 $189,579   1.12%    0.65%  to   3.05%   42.41% to   61.17%

                                                  THE DOW DART 10 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       450    $13.67313 to  $22.31439 $  7,317   0.00%    0.65%  to   3.05%   26.86% to   30.00%
December 31, 2012       520    $10.55526 to  $17.41057 $  6,534   0.00%    0.65%  to   3.05%    7.36% to   10.02%
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%  to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%  to   3.05%   13.19% to   15.99%
December 31, 2009       591    $ 7.81132 to  $13.30332 $  5,447   0.00%    0.65%  to   2.65%   10.93% to   31.20%

                                           FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       736    $ 4.85206 to  $19.42415 $  6,024   0.00%    0.65%  to   3.05%   27.08% to   30.22%
December 31, 2012       906    $ 3.75425 to  $15.11352 $  5,805   0.00%    0.65%  to   3.05%   10.35% to   13.09%
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%  to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%  to   3.05%   15.37% to   18.22%
December 31, 2009     1,949    $ 3.24555 to  $13.27740 $ 11,197   0.00%    0.65%  to   2.65%   25.38% to   31.50%

                                             GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,308    $16.14256 to  $29.09368 $ 27,931   0.00%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2012     1,676    $14.50157 to  $25.76586 $ 31,651   0.00%    0.65%  to   3.05%   21.54% to   24.55%
December 31, 2011     1,600    $11.79985 to  $20.81269 $ 24,606   0.00%    0.65%  to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $ 36,491   0.00%    0.65%  to   3.05%    6.38% to    9.01%
December 31, 2009     3,011    $12.29106 to  $21.02664 $ 46,874   0.00%    0.65%  to   3.05%   37.18% to   44.07%

                                                  NASDAQ TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       338    $13.68166 to  $19.55641 $  5,335   0.00%    0.65%  to   1.90%   46.00% to   47.86%
December 31, 2012       295    $ 9.28609 to  $13.30700 $  3,164   0.00%    0.65%  to   1.90%   10.84% to   12.26%
December 31, 2011       454    $ 8.30147 to  $11.92625 $  4,401   0.00%    0.65%  to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $  7,702   0.00%    0.65%  to   1.90%   27.91% to   29.53%
December 31, 2009       384    $ 6.41311 to  $ 9.26007 $  2,820   0.00%    0.65%  to   1.90%   14.72% to   16.18%

                                                   S&P TARGET 24 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       631    $13.84665 to  $22.28491 $ 10,729   0.00%    0.65%  to   3.05%   37.84% to   41.25%
December 31, 2012       597    $ 9.83774 to  $16.00248 $  7,159   0.00%    0.65%  to   3.05%    6.10% to    8.73%
December 31, 2011       818    $ 9.07967 to  $14.92824 $  9,185   0.00%    0.65%  to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $  9,500   0.00%    0.65%  to   3.05%   15.66% to   18.52%
December 31, 2009     1,053    $ 7.15298 to  $11.47241 $  9,289   0.00%    0.65%  to   2.65%   10.76% to   13.03%

                                                 TARGET MANAGED VIP PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,524    $11.54669 to  $19.98087 $ 21,707   0.00%    0.65%  to   2.65%   32.19% to   34.91%
December 31, 2012     1,716    $ 8.73469 to  $15.08398 $ 18,388   0.00%    0.65%  to   2.65%   10.02% to   12.28%
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $ 20,024   0.00%    0.65%  to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $ 27,842   0.00%    0.65%  to   2.65%   15.97% to   18.35%
December 31, 2009     3,631    $ 7.15187 to  $11.21855 $ 31,168   0.00%    0.65%  to   2.65%   10.00% to   12.26%

                                                VALUE LINE TARGET 25 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013       666    $ 3.88216 to  $16.36592 $  6,731   0.00%    0.65%  to   1.90%   28.88% to   30.52%
December 31, 2012       798    $ 2.98472 to  $12.61467 $  6,276   0.00%    0.65%  to   1.90%   19.04% to   20.56%
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $  7,138   0.00%    0.65%  to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $ 12,605   0.00%    0.65%  to   1.90%   27.94% to   29.57%
December 31, 2009     1,701    $ 2.57984 to  $10.98699 $ 11,227   0.00%    0.65%  to   1.90%    5.08% to    6.42%

                                      A83

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                              THE DOW TARGET DIVIDEND PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,533    $10.59015 to  $21.10947 $17,930   0.00%    0.65%  to   2.65%   24.79% to   27.35%
December 31, 2012     1,695    $ 8.48620 to  $16.81204 $15,646   0.00%    0.65%  to   2.65%    2.76% to    4.88%
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $21,739   0.00%    0.65%  to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $22,288   0.00%    0.65%  to   2.75%   13.30% to   15.74%
December 31, 2009     3,040    $ 7.02157 to  $13.72167 $22,552   0.00%    0.65%  to   2.75%   10.98% to   36.51%

                                                     PROFUND VP ASIA 30
                   ------------------------------------------------------------------------------------------
December 31, 2013       845    $13.97265 to  $30.19771 $19,519   0.06%    0.65%  to   2.50%   12.10% to   14.22%
December 31, 2012     1,129    $12.45832 to  $26.50384 $22,804   0.00%    0.65%  to   2.50%   12.58% to   14.72%
December 31, 2011     1,209    $11.06023 to  $23.16046 $21,250   0.04%    0.65%  to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $59,466   0.09%    0.65%  to   2.50%   11.06% to   13.17%
December 31, 2009     3,728    $13.97643 to  $28.35977 $82,212   1.00%    0.65%  to   2.50%   36.98% to   53.20%

                                                      PROFUND VP BANKS
                   ------------------------------------------------------------------------------------------
December 31, 2013       766    $ 4.87907 to  $15.96563 $ 5,019   0.41%    0.65%  to   2.75%   29.79% to   32.59%
December 31, 2012     1,296    $ 3.75923 to  $12.26356 $ 6,430   0.00%    0.65%  to   2.75%   29.73% to   32.54%
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $ 2,310   0.00%    0.65%  to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $ 6,663   0.08%    0.65%  to   2.75%    5.36% to    7.63%
December 31, 2009     1,443    $ 3.86107 to  $ 5.86719 $ 6,976   4.31%    0.65%  to   2.75%   -6.68% to   -4.86%

                                                       PROFUND VP BEAR
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,674    $ 2.22828 to  $ 3.73245 $ 7,919   0.00%    0.65%  to   3.05%  -28.79% to  -27.03%
December 31, 2012     2,506    $ 3.10838 to  $ 5.11497 $ 9,947   0.00%    0.65%  to   3.05%  -19.15% to  -17.14%
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $18,224   0.00%    0.65%  to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $21,390   0.00%    0.65%  to   3.05%  -20.31% to  -18.33%
December 31, 2009     5,157    $ 5.35220 to  $ 8.34973 $33,717   0.20%    0.65%  to   3.05%  -29.85% to  -26.27%

                                                  PROFUND VP BIOTECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2013       815    $21.45816 to  $43.45558 $20,141   0.00%    0.65%  to   1.90%   65.22% to   67.32%
December 31, 2012       717    $12.92186 to  $23.49701 $10,864   0.00%    0.65%  to   1.90%   38.03% to   39.79%
December 31, 2011       444    $ 9.31427 to  $17.02324 $ 4,770   0.00%    0.65%  to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $ 5,905   0.00%    0.65%  to   1.90%    3.10% to    4.42%
December 31, 2009       790    $ 8.55424 to  $15.79374 $ 7,870   0.00%    0.65%  to   1.90%    1.75% to    3.04%

                                                 PROFUND VP BASIC MATERIALS
                   ------------------------------------------------------------------------------------------
December 31, 2013       792    $12.63704 to  $23.16241 $14,816   0.93%    0.65%  to   3.05%   14.82% to   17.66%
December 31, 2012       863    $10.97190 to  $19.73517 $13,665   0.29%    0.65%  to   2.75%    5.50% to    7.78%
December 31, 2011     1,157    $10.40033 to  $18.35708 $17,075   0.16%    0.65%  to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $55,254   0.62%    0.65%  to   3.05%   25.74% to   28.85%
December 31, 2009     3,954    $10.11167 to  $17.18817 $55,224   0.58%    0.65%  to   3.05%   39.88% to   61.32%

                                                    PROFUND VP ULTRABULL
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,004    $10.92279 to  $23.61862 $12,630   0.00%    0.65%  to   1.90%   64.86% to   66.96%
December 31, 2012     1,021    $ 6.59191 to  $14.18214 $ 8,024   0.00%    0.65%  to   1.90%   26.46% to   28.08%
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $10,990   0.00%    0.65%  to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $12,190   0.00%    0.65%  to   1.90%   19.85% to   21.37%
December 31, 2009     3,112    $ 4.58789 to  $ 9.72215 $17,397   1.08%    0.65%  to   1.90%   41.89% to   43.70%

                                                       PROFUND VP BULL
                   ------------------------------------------------------------------------------------------
December 31, 2013     3,062    $12.31174 to  $19.40528 $45,975   0.00%    0.65%  to   3.05%   25.80% to   28.91%
December 31, 2012     3,404    $ 9.75656 to  $15.26808 $39,465   0.00%    0.65%  to   3.05%   10.41% to   13.15%
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $61,306   0.00%    0.65%  to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $57,453   0.15%    0.65%  to   3.05%    9.15% to   11.85%
December 31, 2009     7,235    $ 8.27336 to  $12.67160 $69,109   0.80%    0.65%  to   2.75%   20.93% to   26.04%

                                                PROFUND VP CONSUMER SERVICES
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,185    $15.62598 to  $25.49530 $19,826   0.25%    0.65%  to   3.05%   35.61% to   38.96%
December 31, 2012       889    $11.48757 to  $18.49608 $10,840   0.00%    0.65%  to   3.05%   18.37% to   21.30%
December 31, 2011       823    $ 9.58355 to  $15.12328 $ 8,369   0.00%    0.65%  to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $15,546   0.00%    0.65%  to   3.05%   17.69% to   20.60%
December 31, 2009       670    $ 7.73635 to  $12.30799 $ 5,596   0.00%    0.65%  to   2.75%   23.34% to   29.95%

                                      A84

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   ------------------------------------------------------------------------------------------
December 31, 2013       894    $15.05350 to  $22.33301 $15,923    0.88%   0.65%  to   2.75%   24.92% to   27.62%
December 31, 2012       803    $12.05038 to  $17.54415 $11,414    0.95%   0.65%  to   2.75%    7.80% to   10.14%
December 31, 2011     1,243    $11.17801 to  $15.96959 $16,036    1.05%   0.65%  to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $17,148    0.91%   0.65%  to   3.05%   13.78% to   16.60%
December 31, 2009     1,551    $ 9.41587 to  $12.95546 $16,511    0.81%   0.65%  to   2.75%   18.22% to   25.35%

                                                    PROFUND VP OIL & GAS
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,284    $15.66246 to  $34.06864 $33,901    0.43%   0.65%  to   3.05%   20.29% to   23.26%
December 31, 2012     1,631    $12.98066 to  $27.70826 $35,105    0.12%   0.65%  to   3.05%   -0.25% to    2.23%
December 31, 2011     2,056    $12.97271 to  $27.17321 $43,737    0.17%   0.65%  to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $64,390    0.44%   0.65%  to   3.05%   14.17% to   17.00%
December 31, 2009     3,395    $11.39110 to  $22.97908 $62,591    0.00%   0.65%  to   3.05%   12.32% to   15.91%

                                                    PROFUND VP EUROPE 30
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,747    $10.08662 to  $19.93155 $23,469    1.36%   0.65%  to   2.75%   18.29% to   20.84%
December 31, 2012     1,696    $ 8.39741 to  $16.53513 $18,717    2.84%   0.65%  to   2.75%   13.38% to   15.84%
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $11,042    1.12%   0.65%  to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $34,024    1.87%   0.65%  to   2.75%   -0.19% to    1.97%
December 31, 2009     4,394    $ 7.99780 to  $15.58204 $46,899    3.41%   0.65%  to   2.75%   28.65% to   34.35%

                                                    PROFUND VP FINANCIALS
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,514    $ 7.17338 to  $19.21216 $23,561    0.36%   0.65%  to   3.05%   28.05% to   31.22%
December 31, 2012     2,235    $ 5.58464 to  $14.98123 $16,277    0.13%   0.65%  to   3.05%   20.92% to   23.92%
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $10,764    0.00%   0.65%  to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $18,134    0.30%   0.65%  to   3.05%    7.55% to   10.21%
December 31, 2009     2,798    $ 5.11801 to  $12.96974 $17,959    2.16%   0.65%  to   3.05%   11.96% to   31.98%

                                               PROFUND VP U.S. GOVERNMENT PLUS
                   ------------------------------------------------------------------------------------------
December 31, 2013       923    $10.38293 to  $17.03654 $13,973    0.20%   0.65%  to   2.75%  -21.34% to  -19.64%
December 31, 2012     1,423    $13.15892 to  $21.19966 $26,886    0.00%   0.65%  to   2.75%   -1.81% to    0.32%
December 31, 2011     2,260    $13.14239 to  $21.13300 $42,390    0.14%   0.65%  to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $28,659    0.42%   0.65%  to   3.05%    6.75% to    9.39%
December 31, 2009     2,832    $ 8.84748 to  $13.54962 $35,006    0.05%   0.65%  to   3.05%  -34.47% to   -9.91%

                                                   PROFUND VP HEALTH CARE
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,348    $14.67591 to  $22.50584 $38,341    0.35%   0.65%  to   2.75%   35.92% to   38.85%
December 31, 2012     2,027    $10.65001 to  $16.58498 $24,163    0.38%   0.65%  to   2.75%   14.17% to   16.64%
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $17,794    0.26%   0.65%  to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $16,609    0.39%   0.65%  to   2.75%    0.02% to    2.18%
December 31, 2009     2,394    $ 8.35640 to  $12.78830 $22,452    0.50%   0.65%  to   2.75%   16.27% to   28.18%

                                                  ACCESS VP HIGH YIELD FUND
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,155    $17.44748 to  $19.47151 $21,085    2.62%   0.65%  to   1.90%    7.93% to    9.30%
December 31, 2012     1,584    $16.16581 to  $17.81424 $26,571    4.12%   0.65%  to   1.90%   11.95% to   13.38%
December 31, 2011     2,808    $14.43990 to  $15.71178 $41,868    0.73%   0.65%  to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $18,992   14.74%   0.65%  to   1.90%   14.16% to   15.62%
December 31, 2009     1,388    $12.54825 to  $13.31281 $17,790    9.63%   0.65%  to   1.90%   14.69% to   16.15%

                                                   PROFUND VP INDUSTRIALS
                   ------------------------------------------------------------------------------------------
December 31, 2013       886    $14.45347 to  $24.67438 $16,378    0.42%   0.65%  to   2.75%   34.39% to   37.29%
December 31, 2012       681    $10.75494 to  $18.01769 $ 9,293    0.34%   0.65%  to   2.75%   12.61% to   15.05%
December 31, 2011       752    $ 9.55071 to  $15.70088 $ 9,130    0.37%   0.65%  to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $15,943    0.31%   0.65%  to   2.75%   20.35% to   22.94%
December 31, 2009     1,348    $ 8.30824 to  $13.15379 $14,190    0.76%   0.65%  to   2.75%   20.69% to   27.28%

                                                     PROFUND VP INTERNET
                   ------------------------------------------------------------------------------------------
December 31, 2013       240    $41.34854 to  $50.15518 $10,188    0.00%   0.65%  to   1.90%   48.83% to   50.72%
December 31, 2012       203    $27.71190 to  $33.36005 $ 5,733    0.00%   0.65%  to   1.90%   17.48% to   18.98%
December 31, 2011       176    $23.52770 to  $28.10825 $ 4,213    0.00%   0.65%  to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $16,904    0.00%   0.65%  to   1.90%   32.71% to   34.40%
December 31, 2009       745    $19.31472 to  $22.72756 $14,521    0.00%   0.65%  to   1.90%   73.91% to   76.13%

                                      A85

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                       PROFUND VP JAPAN
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,157    $ 9.68864 to  $16.17098 $ 13,024   0.00%    0.65%  to   2.75%   44.16% to   47.27%
December 31, 2012     1,032    $ 6.72060 to  $11.00789 $  7,983   0.00%    0.65%  to   2.75%   19.56% to   22.15%
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800   0.00%    0.65%  to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269   0.00%    0.65%  to   2.75%   -9.10% to   -7.14%
December 31, 2009     1,569    $ 7.80589 to  $12.08246 $ 13,550   0.62%    0.65%  to   2.75%    7.29% to   11.24%

                                                  PROFUND VP PRECIOUS METALS
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,771    $ 6.74500 to  $11.38383 $ 25,863   0.00%    0.65%  to   2.75%  -39.65% to  -38.35%
December 31, 2012     3,517    $11.17737 to  $18.51153 $ 53,301   0.00%    0.65%  to   2.75%  -16.90% to  -15.10%
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281   0.00%    0.65%  to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602   0.00%    0.65%  to   2.75%   29.28% to   32.07%
December 31, 2009     6,318    $13.24324 to  $20.72703 $109,841   0.89%    0.65%  to   2.75%   31.60% to   36.71%

                                                  PROFUND VP MID-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,576    $15.92425 to  $25.97017 $ 31,497   0.00%    0.65%  to   3.05%   26.55% to   29.68%
December 31, 2012     1,815    $12.54492 to  $20.07739 $ 28,057   0.00%    0.65%  to   3.05%   11.86% to   14.63%
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800   0.00%    0.65%  to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920   0.00%    0.65%  to   3.05%   24.50% to   27.58%
December 31, 2009     3,961    $ 9.47940 to  $14.33773 $ 43,819   0.00%    0.65%  to   3.05%   25.88% to   37.42%

                                                   PROFUND VP MID-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,339    $14.31905 to  $26.33828 $ 26,369   0.37%    0.65%  to   2.75%   28.53% to   31.30%
December 31, 2012     1,520    $11.14090 to  $20.11028 $ 22,992   0.15%    0.65%  to   2.75%   13.35% to   15.81%
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $ 25,104   0.17%    0.65%  to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $ 28,287   0.59%    0.65%  to   2.75%   17.14% to   19.67%
December 31, 2009     2,944    $ 8.97953 to  $15.31796 $ 33,809   1.28%    0.65%  to   2.75%   27.27% to   30.02%

                                                  PROFUND VP PHARMACEUTICALS
                   -------------------------------------------------------------------------------------------
December 31, 2013       616    $12.19047 to  $20.70499 $  7,906   1.94%    0.65%  to   2.65%   28.14% to   30.77%
December 31, 2012       713    $ 9.41676 to  $16.05920 $  7,029   1.34%    0.65%  to   2.65%    8.88% to   11.13%
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $ 12,351   1.40%    0.65%  to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $  5,086   4.35%    0.65%  to   2.75%   -2.28% to   -0.18%
December 31, 2009     1,422    $ 7.58424 to  $ 9.17992 $ 11,294   1.32%    0.65%  to   2.65%   13.80% to   16.14%

                                                    PROFUND VP REAL ESTATE
                   -------------------------------------------------------------------------------------------
December 31, 2013       690    $10.97849 to  $22.21991 $ 13,090   1.28%    0.65%  to   3.05%   -2.96% to   -0.56%
December 31, 2012       869    $11.27854 to  $22.34453 $ 16,660   2.35%    0.65%  to   3.05%   13.59% to   16.41%
December 31, 2011       759    $ 9.89831 to  $19.19485 $ 12,605   0.00%    0.65%  to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $ 16,643   3.52%    0.65%  to   3.05%   20.89% to   23.88%
December 31, 2009     1,325    $ 8.01222 to  $14.88884 $ 17,219   3.84%    0.65%  to   2.75%   24.38% to   45.92%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   -------------------------------------------------------------------------------------------
December 31, 2013     6,725    $ 2.55893 to  $ 5.35722 $ 18,221   0.00%    0.65%  to   3.05%   12.93% to   15.72%
December 31, 2012     3,764    $ 2.23383 to  $ 4.69566 $  9,052   0.00%    0.65%  to   3.05%   -9.78% to   -7.54%
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $ 12,551   0.00%    0.65%  to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $ 34,707   0.00%    0.65%  to   3.05%  -18.59% to  -16.57%
December 31, 2009     6,287    $ 4.80759 to  $10.23100 $ 32,417   0.57%    0.65%  to   3.05%    0.53% to   31.33%

                                                    PROFUND VP NASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,274    $ 9.68106 to  $27.48656 $ 30,452   0.00%    0.65%  to   2.50%   30.92% to   33.40%
December 31, 2012     2,193    $ 7.31221 to  $20.65639 $ 22,815   0.00%    0.65%  to   2.50%   13.32% to   15.47%
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $ 25,610   0.00%    0.65%  to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $ 38,551   0.00%    0.65%  to   2.50%   15.29% to   17.48%
December 31, 2009     5,151    $ 5.47064 to  $15.22145 $ 41,559   0.00%    0.65%  to   2.50%   30.08% to   51.02%

                                                   PROFUND VP SEMICONDUCTOR
                   -------------------------------------------------------------------------------------------
December 31, 2013       143    $ 7.57041 to  $12.35786 $  1,120   0.57%    0.65%  to   1.90%   30.94% to   32.61%
December 31, 2012       176    $ 5.76682 to  $ 9.83468 $  1,045   0.33%    0.65%  to   1.90%   -5.99% to   -4.79%
December 31, 2011       246    $ 6.11890 to  $10.41920 $  1,531   0.08%    0.65%  to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $  2,546   1.12%    0.65%  to   1.90%   10.27% to   11.67%
December 31, 2009     1,313    $ 5.85592 to  $ 9.94113 $  7,787   0.00%    0.65%  to   1.90%   60.87% to   62.92%

                                      A86

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,972    $15.89961 to  $29.40650 $44,117   0.00%    0.65%  to   3.05%   36.15% to   39.51%
December 31, 2012     1,306    $11.64237 to  $21.13125 $20,944   0.00%    0.65%  to   3.05%    9.04% to   11.75%
December 31, 2011     2,476    $10.64374 to  $18.95717 $35,338   0.00%    0.65%  to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to  $18.88706 $54,220   0.00%    0.65%  to   3.05%   21.89% to   24.91%
December 31, 2009     3,213    $ 8.83752 to  $15.15895 $37,533   0.00%    0.65%  to   2.75%   22.70% to   25.73%

                                                  PROFUND VP SHORT MID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       173    $ 2.40360 to  $ 2.63579 $   423   0.00%    0.65%  to   1.65%  -28.89% to  -28.17%
December 31, 2012       298    $ 3.38019 to  $ 3.66941 $ 1,043   0.00%    0.65%  to   1.65%  -20.29% to  -19.48%
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%  to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%  to   1.90%  -27.25% to  -26.33%
December 31, 2009       519    $ 6.35873 to  $ 6.78413 $ 3,363   0.24%    0.65%  to   1.90%  -36.62% to  -35.81%

                                                 PROFUND VP SHORT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2013       998    $ 1.39116 to  $ 2.64409 $ 1,635   0.00%    0.65%  to   2.45%  -31.13% to  -29.86%
December 31, 2012     1,644    $ 2.01909 to  $ 3.82383 $ 3,831   0.00%    0.65%  to   2.50%  -20.83% to  -19.32%
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%  to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%  to   2.50%  -23.16% to  -21.70%
December 31, 2009     2,233    $ 3.79052 to  $ 7.10204 $ 9,506   0.56%    0.65%  to   2.50%  -42.15% to  -28.89%

                                                 PROFUND VP SHORT SMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       244    $ 2.16944 to  $ 2.43499 $   549   0.00%    0.65%  to   1.90%  -32.56% to  -31.70%
December 31, 2012       779    $ 3.21681 to  $ 3.56496 $ 2,657   0.00%    0.65%  to   1.90%  -20.51% to  -19.49%
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $ 4,131   0.00%    0.65%  to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $ 3,928   0.00%    0.65%  to   1.90%  -30.30% to  -29.41%
December 31, 2009     1,098    $ 6.50915 to  $ 6.94472 $ 7,385   0.21%    0.65%  to   1.90%  -33.66% to  -32.81%

                                                 PROFUND VP SMALL-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,227    $14.05201 to  $26.34809 $23,255   0.22%    0.65%  to   3.05%   33.48% to   36.78%
December 31, 2012     1,279    $10.49501 to  $19.31173 $17,613   0.00%    0.65%  to   3.05%   12.61% to   15.40%
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $18,881   0.00%    0.65%  to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $22,663   0.19%    0.65%  to   3.05%   18.38% to   21.31%
December 31, 2009     1,491    $ 8.38937 to  $14.58909 $15,703   0.43%    0.65%  to   3.05%   17.09% to   24.57%

                                                    PROFUND VP TECHNOLOGY
                   ------------------------------------------------------------------------------------------
December 31, 2013       596    $ 7.29569 to  $20.75015 $ 5,374   0.00%    0.65%  to   1.90%   22.82% to   24.38%
December 31, 2012       816    $ 5.91023 to  $15.72774 $ 6,099   0.00%    0.65%  to   1.90%    8.21% to    9.59%
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $10,484   0.00%    0.65%  to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $10,700   0.00%    0.65%  to   1.90%    8.63% to   10.01%
December 31, 2009     2,843    $ 5.11764 to  $13.66005 $19,609   0.00%    0.65%  to   1.90%   58.36% to   60.38%

                                                PROFUND VP TELECOMMUNICATIONS
                   ------------------------------------------------------------------------------------------
December 31, 2013       696    $ 6.48963 to  $16.08519 $ 7,143   3.34%    0.65%  to   3.05%    8.65% to   11.34%
December 31, 2012     1,024    $ 5.87296 to  $14.58634 $ 9,765   2.70%    0.65%  to   3.05%   12.96% to   15.76%
December 31, 2011       897    $ 5.11203 to  $12.72244 $ 7,237   3.20%    0.65%  to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $14,077   3.29%    0.65%  to   3.05%   12.16% to   14.93%
December 31, 2009     1,333    $ 4.46180 to  $11.14929 $ 9,185   5.28%    0.65%  to   3.05%    4.37% to    9.32%

                                                   PROFUND VP ULTRAMID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       821    $22.48468 to  $42.30267 $21,008   0.00%    0.65%  to   2.50%   66.35% to   69.50%
December 31, 2012     1,147    $13.39974 to  $25.80111 $17,481   0.00%    0.65%  to   2.50%   29.17% to   31.63%
December 31, 2011     1,282    $10.28371 to  $19.88226 $14,754   0.00%    0.65%  to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $38,606   0.00%    0.65%  to   2.50%   45.94% to   48.70%
December 31, 2009     3,144    $ 8.22543 to  $16.03277 $29,691   0.07%    0.65%  to   2.50%   60.90% to   64.71%

                                                 PROFUND VP ULTRANASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2013     9,661    $ 1.92242 to  $45.24276 $36,426   0.00%    0.65%  to   1.90%   75.65% to   77.88%
December 31, 2012     9,648    $ 1.08727 to  $25.49858 $20,012   0.00%    0.65%  to   1.90%   31.21% to   32.88%
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $26,978   0.00%    0.65%  to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $29,713   0.00%    0.65%  to   1.90%   32.65% to   34.34%
December 31, 2009    22,194    $ 0.63185 to  $14.66108 $28,050   0.00%    0.65%  to   1.90%  115.18% to  117.93%

                                      A87

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                  PROFUND VP ULTRASMALL-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2013       745    $15.96970 to  $35.46351 $13,363   0.00%    0.65%  to   1.90%   83.12% to   85.45%
December 31, 2012       882    $ 8.67698 to  $19.17159 $ 8,671   0.00%    0.65%  to   1.90%   27.05% to   28.67%
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $ 8,671   0.00%    0.65%  to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $17,476   0.00%    0.65%  to   1.90%   45.62% to   47.48%
December 31, 2009     1,693    $ 5.80079 to  $12.62369 $11,107   0.13%    0.65%  to   1.90%   37.51% to   39.27%

                                                    PROFUND VP UTILITIES
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,484    $12.72111 to  $23.91587 $23,563   2.86%    0.65%  to   3.05%    9.86% to   12.58%
December 31, 2012     1,647    $11.54386 to  $21.29761 $23,443   2.48%    0.65%  to   3.05%   -2.92% to   -0.51%
December 31, 2011     2,537    $11.75730 to  $21.46105 $36,724   2.34%    0.65%  to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $25,613   2.48%    0.65%  to   3.05%    2.72% to    5.26%
December 31, 2009     2,236    $ 9.71332 to  $17.55192 $26,844   4.33%    0.65%  to   3.05%    7.69% to   19.76%

                                                 PROFUND VP LARGE-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,897    $13.42825 to  $20.98293 $29,303   0.33%    0.65%  to   2.75%   27.07% to   29.82%
December 31, 2012     1,861    $10.56723 to  $16.22893 $22,220   0.09%    0.65%  to   2.75%    9.61% to   11.98%
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $27,419   0.00%    0.65%  to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $33,212   0.07%    0.65%  to   2.75%   10.07% to   12.45%
December 31, 2009     4,505    $ 8.73218 to  $12.73159 $42,362   0.00%    0.65%  to   2.75%   25.25% to   28.89%

                                                 PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,195    $11.54696 to  $20.48367 $15,875   0.99%    0.65%  to   3.05%   25.93% to   29.05%
December 31, 2012     1,829    $ 9.14091 to  $15.93700 $18,800   0.83%    0.65%  to   3.05%   11.89% to   14.67%
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%  to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%  to   3.05%    9.45% to   12.16%
December 31, 2009     3,399    $ 7.72597 to  $12.70102 $28,211   2.43%    0.65%  to   3.05%   16.18% to   26.58%

                                                        RYDEX VT NOVA
                   ------------------------------------------------------------------------------------------
December 31, 2013       187    $ 9.26815 to  $10.35776 $ 1,750   0.10%    0.65%  to   1.40%   46.90% to   48.02%
December 31, 2012       224    $ 6.30896 to  $ 6.99741 $ 1,425   0.00%    0.65%  to   1.40%   20.53% to   21.45%
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%  to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%  to   1.65%   17.99% to   19.18%
December 31, 2009       418    $ 4.54061 to  $10.53588 $ 1,906   0.92%    0.65%  to   1.65%   33.27% to   34.63%

                                                     RYDEX VT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2013       843    $ 7.93890 to  $26.23872 $ 9,758   0.00%    0.65%  to   1.65%   32.40% to   33.74%
December 31, 2012       983    $ 5.97189 to  $19.81775 $ 8,572   0.00%    0.65%  to   1.65%   14.84% to   16.01%
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%  to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%  to   1.65%   16.53% to   17.71%
December 31, 2009     1,752    $ 4.38717 to  $14.73705 $11,271   0.00%    0.65%  to   1.65%   49.49% to   51.01%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   ------------------------------------------------------------------------------------------
December 31, 2013        13    $ 2.49053 to  $ 3.87189 $    47   0.00%    1.00%  to   1.65%  -27.73% to  -27.25%
December 31, 2012        20    $ 3.44615 to  $ 5.32237 $   100   0.00%    1.00%  to   1.65%  -18.35% to  -17.81%
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%  to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%  to   1.65%  -18.33% to  -17.79%
December 31, 2009        24    $ 5.77719 to  $ 8.74769 $   202   0.00%    1.00%  to   1.65%  -28.75% to  -28.27%

                                            INVESCO V.I. GLOBAL HEALTH CARE FUND
                   ------------------------------------------------------------------------------------------
December 31, 2013     1,950    $17.66225 to  $26.50075 $44,462   0.70%    0.65%  to   3.05%   36.26% to   39.63%
December 31, 2012     1,977    $12.92230 to  $18.97945 $32,463   0.00%    0.65%  to   3.05%   17.20% to   20.11%
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%  to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%  to   3.05%    2.08% to    4.61%
December 31, 2009     3,695    $10.61747 to  $14.62641 $47,164   0.37%    0.65%  to   3.05%   24.17% to   28.18%

                                                INVESCO V.I. TECHNOLOGY FUND
                   ------------------------------------------------------------------------------------------
December 31, 2013     2,674    $ 5.04966 to  $19.64487 $21,779   0.00%    0.65%  to   1.90%   22.77% to   24.33%
December 31, 2012     3,100    $ 4.08609 to  $16.00172 $20,463   0.00%    0.65%  to   1.90%    9.16% to   10.56%
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%  to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%  to   1.90%   19.00% to   20.52%
December 31, 2009     5,998    $ 3.31069 to  $13.61352 $33,198   0.00%    0.65%  to   1.90%   54.41% to   56.37%

                                      A88

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                      WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
                   ---------------------------------------------------------------------------------------------
December 31, 2013        803   $15.48609 to  $33.69652 $   26,977    1.63%   1.40%  to   2.25%   16.94% to   17.96%
December 31, 2012        910   $13.24278 to  $28.56693 $   25,939    1.44%   1.40%  to   2.25%   10.49% to   11.45%
December 31, 2011      1,036   $11.98600 to  $25.63242 $   26,487    3.02%   1.40%  to   2.25%    4.09% to    5.00%
December 31, 2010      1,250   $11.51455 to  $24.41236 $   30,449    1.76%   1.25%  to   2.25%   10.74% to   11.88%
December 31, 2009      1,524   $10.37402 to  $21.85441 $   33,168    2.03%   1.40%  to   2.25%   12.86% to   13.84%

                             WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2013         72   $ 8.92926 to  $15.23993 $      642    2.09%   1.40%  to   2.15%   16.95% to   17.85%
December 31, 2012         83   $ 7.57687 to  $12.96464 $      633    1.34%   1.40%  to   2.15%   11.04% to   11.89%
December 31, 2011        100   $ 6.77169 to  $11.61649 $      679    0.10%   1.40%  to   2.15%  -14.78% to  -14.13%
December 31, 2010        111   $ 7.88580 to  $13.56214 $      883    0.63%   1.40%  to   2.15%   12.48% to   13.34%
December 31, 2009        126   $ 6.95768 to  $11.99634 $      887    2.95%   1.40%  to   2.15%   10.23% to   11.08%

                               WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2013         96   $20.60536 to  $34.14555 $    1,980    0.00%   1.40%  to   1.90%   47.38% to   48.13%
December 31, 2012        110   $13.91046 to  $23.10986 $    1,544    0.00%   1.40%  to   1.90%    5.82% to    6.36%
December 31, 2011        130   $13.07900 to  $21.78391 $    1,708    0.00%   1.40%  to   1.90%   -6.41% to   -5.93%
December 31, 2010        162   $13.90329 to  $23.21580 $    2,273    0.00%   1.40%  to   1.90%   24.37% to   25.00%
December 31, 2009        201   $11.12275 to  $18.61993 $    2,251    0.00%   1.40%  to   1.90%   49.74% to   50.51%

                                           WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND
                   ---------------------------------------------------------------------------------------------
December 31, 2013        205   $12.93456 to  $18.19316 $    3,733    1.24%   1.40%  to   2.25%   -4.63% to   -3.80%
December 31, 2012        264   $13.56222 to  $18.91162 $    4,988    1.45%   1.40%  to   2.25%    3.71% to    4.61%
December 31, 2011        295   $13.07769 to  $18.07844 $    5,324    2.68%   1.40%  to   2.25%    5.87% to    6.78%
December 31, 2010        361   $12.35312 to  $16.92992 $    6,105    3.39%   1.40%  to   2.25%    4.62% to    5.53%
December 31, 2009        437   $11.80780 to  $16.04293 $    6,989    4.57%   1.40%  to   2.25%    9.49% to   10.44%

                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    129,733   $10.65116 to  $16.97657 $1,537,832    0.00%   0.65%  to   3.05%   11.26% to   14.01%
December 31, 2012    138,334   $ 9.56815 to  $14.95001 $1,453,040    1.98%   0.65%  to   3.05%    7.25% to    9.92%
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670    1.74%   0.65%  to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836    1.62%   0.65%  to   3.05%   10.88% to   13.62%
December 31, 2009    148,290   $ 8.41215 to  $12.38228 $1,315,842    3.73%   0.65%  to   3.05%   20.14% to   23.66%

                                           AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    192,674   $10.28211 to  $17.30987 $2,213,547    0.00%   0.65%  to   3.05%   13.46% to   16.27%
December 31, 2012    201,472   $ 9.04492 to  $14.94838 $2,010,957    1.37%   0.65%  to   3.05%    9.47% to   12.19%
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213    1.14%   0.65%  to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432    0.95%   0.65%  to   3.05%   15.39% to   18.25%
December 31, 2009    227,307   $ 7.82586 to  $12.24100 $1,893,633    2.14%   0.65%  to   3.05%   20.93% to   25.16%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013    151,296   $12.07140 to  $18.06896 $2,087,639    0.00%   0.65%  to   3.05%   13.00% to   15.80%
December 31, 2012    153,034   $10.66044 to  $15.66679 $1,842,575    1.37%   0.65%  to   3.05%   10.18% to   12.91%
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265    1.01%   0.65%  to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266    1.09%   0.65%  to   3.05%   10.24% to   12.97%
December 31, 2009    151,015   $ 8.98668 to  $12.49970 $1,479,256    2.84%   0.65%  to   3.05%   22.42% to   25.38%

                            COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND (EXPIRED APRIL 26, 2013)
                   ---------------------------------------------------------------------------------------------
December 31, 2013          0   $15.79097 to  $15.79097 $        0    7.93%   1.00%  to   1.00%    3.21% to    3.21%
December 31, 2012         15   $15.29932 to  $15.29932 $      228    6.66%   1.00%  to   1.00%   13.90% to   13.90%
December 31, 2011         14   $13.43172 to  $13.43172 $      193    6.93%   1.00%  to   1.00%    5.51% to    5.51%
December 31, 2010         19   $12.73069 to  $12.73069 $      248    8.04%   1.00%  to   1.00%   10.84% to   10.84%
December 31, 2009         23   $11.48603 to  $11.48603 $      264   10.99%   1.00%  to   1.00%   42.71% to   42.71%

                                              AST INVESTMENT GRADE BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2013     45,339   $12.92850 to  $15.40398 $  652,505    0.00%   0.65%  to   2.45%   -5.55% to   -3.81%
December 31, 2012    141,377   $13.68874 to  $16.01440 $2,141,323    1.27%   0.65%  to   2.45%    6.72% to    8.69%
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061    1.66%   0.65%  to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629    6.34%   0.65%  to   2.45%    8.10% to   10.09%
December 31, 2009     66,751   $10.81762 to  $11.99745 $  783,918    1.33%   0.65%  to   2.45%    8.38% to   10.58%

                                      A89

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                   AST BOND PORTFOLIO 2015
                   -------------------------------------------------------------------------------------------
December 31, 2013     3,422    $11.77231 to  $12.88732 $ 41,496   0.00%    1.00%  to   2.60%   -2.92% to   -1.33%
December 31, 2012     6,731    $12.11426 to  $13.06095 $ 83,658   2.39%    1.00%  to   2.60%    0.34% to    1.99%
December 31, 2011     9,373    $12.06116 to  $12.80646 $115,391   1.55%    1.00%  to   2.60%    3.64% to    5.34%
December 31, 2010    11,356    $10.77664 to  $12.15736 $134,080   0.93%    1.00%  to   2.60%    6.54% to    8.29%
December 31, 2009    17,151    $10.90082 to  $11.30596 $188,942   0.41%    1.00%  to   2.60%   -2.96% to   -1.37%

                                                   AST BOND PORTFOLIO 2018
                   -------------------------------------------------------------------------------------------
December 31, 2013     9,502    $10.97843 to  $14.00904 $123,363   0.00%    1.00%  to   3.05%   -6.10% to   -4.11%
December 31, 2012    23,639    $11.69126 to  $14.64582 $324,341   0.49%    1.00%  to   3.05%    2.49% to    4.66%
December 31, 2011    36,607    $11.40768 to  $14.10092 $486,106   0.38%    1.00%  to   3.05%   10.12% to   12.44%
December 31, 2010     6,821    $11.87154 to  $12.44316 $ 82,239   0.92%    1.00%  to   2.60%    8.30% to   10.07%
December 31, 2009    11,290    $10.95092 to  $11.46065 $124,961   0.29%    1.00%  to   2.60%   -8.49% to   -6.99%

                                                   AST BOND PORTFOLIO 2019
                   -------------------------------------------------------------------------------------------
December 31, 2013     7,280    $ 10.9333 to  $13.92798 $ 94,194   0.00%    1.00%  to   3.05%   -7.73% to   -5.78%
December 31, 2012    11,940    $11.84987 to  $14.81902 $166,500   0.91%    1.00%  to   3.05%    2.62% to    4.80%
December 31, 2011     3,345    $11.67421 to  $14.10576 $ 45,275   0.92%    1.00%  to   2.65%   12.91% to   14.81%
December 31, 2010     6,124    $10.26888 to  $12.31403 $ 72,976   0.76%    1.00%  to   3.05%    7.97% to   10.25%
December 31, 2009     7,955    $10.82009 to  $11.32378 $ 86,923   0.29%    1.00%  to   2.60%  -10.10% to   -8.62%

                                               AST GLOBAL REAL ESTATE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013     3,762    $10.79529 to  $20.31631 $ 44,915   0.00%    0.65%  to   3.05%    1.16% to    3.67%
December 31, 2012     3,715    $10.63809 to  $19.67649 $ 43,049   1.44%    0.65%  to   3.05%   22.93% to   25.98%
December 31, 2011     2,477    $ 8.62695 to  $15.68204 $ 23,007   2.40%    0.65%  to   3.05%   -7.93% to   -5.66%
December 31, 2010     4,177    $ 9.34126 to  $16.68933 $ 41,195   1.44%    0.65%  to   3.05%   16.54% to   19.42%
December 31, 2009     2,357    $ 7.99105 to  $14.03210 $ 19,670   1.56%    0.65%  to   3.05%   31.38% to   42.32%

                                       AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2013    14,305    $ 9.25458 to  $16.45656 $145,298   0.00%    0.65%  to   3.05%   -2.83% to   -0.43%
December 31, 2012    13,403    $ 9.45164 to  $16.59416 $137,728   1.11%    0.65%  to   3.05%   14.33% to   17.16%
December 31, 2011    11,537    $ 8.25024 to  $14.22060 $102,017   0.91%    0.65%  to   3.05%  -22.70% to  -20.79%
December 31, 2010    19,650    $10.67821 to  $18.02538 $221,083   0.35%    0.65%  to   3.05%   18.54% to   21.47%
December 31, 2009    12,030    $ 8.98003 to  $14.89875 $111,878   0.29%    0.65%  to   3.05%   46.17% to   65.43%

                                     AST BOND PORTFOLIO 2016 (AVAILABLE JANUARY 2, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,397    $10.49912 to  $11.38997 $ 15,027   0.00%    1.00%  to   3.05%   -3.72% to   -1.68%
December 31, 2012     4,458    $10.85405 to  $11.58470 $ 49,328   0.36%    1.00%  to   3.05%    0.98% to    3.12%
December 31, 2011     9,660    $10.69872 to  $11.23403 $104,934   1.37%    1.00%  to   3.05%    6.30% to    8.54%
December 31, 2010     4,241    $10.01804 to  $10.40895 $ 42,972   0.00%    1.00%  to   3.05%   -2.59% to    9.47%
December 31, 2009     2,553    $ 9.30169 to  $ 9.61033 $ 23,900   0.00%    1.00%  to   3.05%   -6.97% to   -3.30%

                                     AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013    19,043    $10.35016 to  $11.22861 $203,082   0.00%    1.00%  to   3.05%   -9.37% to   -7.45%
December 31, 2012       250    $11.25102 to  $12.13249 $  2,912   1.74%    1.00%  to   3.05%    3.07% to    5.26%
December 31, 2011     1,825    $10.89328 to  $11.75025 $ 20,386   1.10%    1.00%  to   3.05%   15.07% to   17.49%
December 31, 2010     8,914    $ 9.44753 to  $10.11830 $ 85,718   0.00%    1.00%  to   3.05%    8.43% to   10.73%
December 31, 2009       382    $ 8.71725 to  $ 8.83810 $  3,351   0.00%    1.25%  to   2.60%  -12.81% to  -11.61%

                             AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,854    $14.47015 to  $16.00819 $ 28,483   0.00%    0.65%  to   3.05%   27.42% to   30.57%
December 31, 2012     1,483    $11.35602 to  $12.25980 $ 17,595   0.48%    0.65%  to   3.05%    9.77% to   12.50%
December 31, 2011     1,306    $10.34493 to  $10.89775 $ 13,910   0.36%    0.65%  to   3.05%   -8.74% to   -6.48%
December 31, 2010     1,498    $11.33555 to  $11.65322 $ 17,245   0.03%    0.65%  to   3.05%   10.26% to   12.98%
December 31, 2009       108    $10.28868 to  $10.31407 $  1,114   0.00%    0.65%  to   2.50%    1.42% to    1.65%

                            AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,184    $15.98715 to  $17.68598 $ 37,119   0.00%    0.65%  to   3.05%   32.33% to   35.61%
December 31, 2012     1,968    $12.08098 to  $13.04213 $ 24,865   0.00%    0.65%  to   3.05%   11.67% to   14.44%
December 31, 2011     1,294    $10.81864 to  $11.39664 $ 14,435   0.00%    0.65%  to   3.05%   -2.40% to    0.01%
December 31, 2010       986    $11.08508 to  $11.39576 $ 11,090   0.00%    0.65%  to   3.05%    7.92% to   10.59%
December 31, 2009       248    $10.27541 to  $10.30424 $  2,548   0.00%    0.65%  to   2.75%    1.91% to    2.18%

                                      A90

                                  AT YEAR ENDED                                 FOR YEAR ENDED
                   -------------------------------------------   -----------------------------------------------
                      UNITS                               NET    INVESTMENT
                   OUTSTANDING        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)       LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   -----------  ----------------------  -------- ---------- -----------------  ------------------
                                     AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 10, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     4,394     $11.10668 to  $12.07586 $ 50,461   0.00%    1.00%  to   3.05%   -5.05% to   -3.04%
December 31, 2012    14,408     $11.69682 to  $12.45405 $173,061   0.51%    1.00%  to   3.05%    1.91% to    4.07%
December 31, 2011    26,813     $11.47779 to  $11.96728 $313,345   0.38%    1.00%  to   3.05%    8.02% to   10.29%
December 31, 2010    15,542     $10.62584 to  $10.82309 $166,786   0.00%    1.25%  to   3.05%    6.26% to    8.23%

                                     AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 10, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,729     $11.83332 to  $12.73650 $ 21,180   0.00%    1.25%  to   3.05%   -9.84% to   -8.16%
December 31, 2012    11,983     $13.12442 to  $13.97410 $161,533   0.71%    1.00%  to   3.05%    3.53% to    5.73%
December 31, 2011    29,917     $12.67668 to  $13.21731 $386,214   0.11%    1.00%  to   3.05%   16.64% to   19.10%
December 31, 2010    12,100     $10.86825 to  $11.09795 $132,969   0.00%    1.00%  to   3.05%    8.68% to   10.98%

                   WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,104     $12.79763 to  $27.69524 $ 18,205   1.04%    0.65%  to   3.05%   26.33% to   29.46%
December 31, 2012     1,180     $10.08864 to  $21.39358 $ 15,109   1.33%    0.65%  to   3.05%   15.82% to   18.69%
December 31, 2011     1,327     $ 8.61400 to  $18.02462 $ 14,246   0.53%    0.65%  to   3.05%   -5.13% to   -2.79%
December 31, 2010     1,675     $ 9.05206 to  $18.54172 $ 18,922   0.00%    0.65%  to   3.05%   15.74% to   17.05%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013       191     $18.24638 to  $18.63577 $  3,550   0.13%    1.40%  to   2.00%   37.09% to   37.92%
December 31, 2012       217     $13.31019 to  $13.51167 $  2,925   0.00%    1.40%  to   2.00%   17.98% to   18.70%
December 31, 2011       242     $11.28193 to  $11.38291 $  2,757   0.00%    1.40%  to   2.00%   -7.43% to   -6.86%
December 31, 2010       290     $12.18704 to  $12.22148 $  3,549   0.00%    1.40%  to   2.00%   25.73% to   26.08%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013        90     $13.60565 to  $13.84698 $  1,240   0.93%    1.40%  to   1.90%   12.85% to   13.42%
December 31, 2012        97     $12.05687 to  $12.20861 $  1,190   1.15%    1.40%  to   1.90%   12.16% to   12.73%
December 31, 2011       130     $10.74994 to  $10.83003 $  1,408   0.89%    1.40%  to   1.90%   -8.82% to   -8.36%
December 31, 2010       160     $11.78970 to  $11.81747 $  1,896   0.00%    1.40%  to   1.90%   21.74% to   22.02%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,401     $15.73369 to   32.44321 $ 28,919   0.40%    0.65%  to   2.75%   36.36% to   39.31%
December 31, 2012     1,653     $11.38028 to  $23.34812 $ 24,608   0.00%    0.65%  to   2.75%   17.43% to   19.97%
December 31, 2011     1,761     $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%  to   2.75%   -7.96% to   -5.97%
December 31, 2010     1,861     $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%  to   3.05%   25.29% to   26.70%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,039     $17.44975 to   18.78899 $ 18,950   0.00%    0.65%  to   2.75%   46.42% to   49.58%
December 31, 2012     1,068     $11.91770 to  $12.56149 $ 13,139   0.00%    0.65%  to   2.75%    5.13% to    7.41%
December 31, 2011     1,326     $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%  to   2.75%   -6.97% to   -4.96%
December 31, 2010     1,993     $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%  to   2.75%   27.02% to   28.27%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2013     1,152     $11.65175 to   19.48720 $ 20,288   2.27%    0.65%  to   2.75%   16.64% to   19.16%
December 31, 2012     1,410     $ 9.98939 to  $16.56227 $ 20,976   1.60%    0.65%  to   2.75%   10.55% to   12.94%
December 31, 2011     1,696     $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%  to   3.05%  -15.45% to  -13.36%
December 31, 2010     2,222     $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%  to   2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2013     2,923     $10.65620 to   11.34626 $ 32,049   0.00%    1.00%  to   3.05%  -12.50% to  -10.65%
December 31, 2012    24,062     $12.17835 to  $12.69832 $298,808   0.03%    1.00%  to   3.05%    2.61% to    4.79%
December 31, 2011    19,367     $11.86808 to  $12.11811 $232,181   0.00%    1.00%  to   3.05%   18.68% to   21.18%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2013     5,962     $11.56990 to   12.24997 $ 71,399   0.00%    0.65%  to   2.75%   19.03% to   21.60%
December 31, 2012     1,077     $ 9.71986 to  $10.07382 $ 10,665   0.04%    0.65%  to   2.75%   10.04% to   12.42%
December 31, 2011       402     $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%  to   2.75%  -11.65% to  -10.39%

                             AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2013    13,016     $10.58473 to   11.29992 $142,642   0.00%    0.65%  to   3.05%    7.47% to   10.13%
December 31, 2012    10,251     $ 9.84874 to  $10.26034 $103,152   0.46%    0.65%  to   3.05%    8.48% to   11.17%
December 31, 2011     6,081     $ 9.09799 to  $ 9.22952 $ 55,682   0.00%    0.65%  to   2.75%   -9.00% to   -7.70%

                                      A91

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                               INVESCO V.I. DIVERSIFIED DIVIDEND FUND (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,866   $13.20940 to   14.10256 $   25,709   2.56%    0.65%  to   3.05%   27.04% to   30.18%
December 31, 2012      1,555   $10.39765 to  $10.83280 $   16,595   2.17%    0.65%  to   3.05%   15.10% to   17.95%
December 31, 2011      1,357   $ 9.03387 to  $ 9.18409 $   12,385   0.00%    0.65%  to   3.05%   -9.59% to   -8.10%

                     COLUMBIA VARIABLE PORTFOLIO - U.S. GOVERNMENT MORTGAGE FUND (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013         77   $ 9.81132 to    9.81132 $      755   0.74%    1.00%  to   1.00%   -2.81% to   -2.81%
December 31, 2012        104   $10.09513 to  $10.09513 $    1,051   1.10%    1.00%  to   1.00%    0.67% to    0.67%
December 31, 2011        123   $10.02837 to  $10.02837 $    1,236   0.00%    1.00%  to   1.00%    0.29% to    0.29%

                              COLUMBIA VARIABLE PORTFOLIO - GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013        372   $13.36900 to   13.45954 $    5,013   0.00%    1.00%  to   1.25%   28.81% to   29.14%
December 31, 2012        428   $10.37878 to  $10.42277 $    4,459   0.00%    1.00%  to   1.25%   18.77% to   19.07%
December 31, 2011        475   $ 8.73885 to  $ 8.75374 $    4,160   0.00%    1.00%  to   1.25%  -12.96% to  -12.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013        221   $15.70707 to  $15.80111 $    3,497   0.44%    1.40%  to   1.65%   28.83% to   29.16%
December 31, 2012        257   $12.19196 to  $12.23385 $    3,145   0.56%    1.40%  to   1.65%   13.89% to   14.18%
December 31, 2011        333   $10.70517 to  $10.71464 $    3,568   0.00%    1.40%  to   1.65%    4.72% to    4.81%

                        WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013        413   $15.61336 to  $15.70674 $    6,489   0.20%    1.40%  to   1.65%   28.52% to   28.85%
December 31, 2012        512   $12.08988 to  $12.19003 $    6,241   0.09%    1.40%  to   2.00%   13.21% to   13.90%
December 31, 2011        606   $10.67956 to  $10.70235 $    6,485   0.00%    1.40%  to   2.00%    4.47% to    4.69%

                                AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      2,645   $ 9.87920 to  $10.41874 $   26,946   0.00%    0.65%  to   3.05%   -5.29% to   -2.95%
December 31, 2012      3,099   $10.43128 to  $10.73524 $   32,871   0.22%    0.65%  to   3.05%    3.84% to    6.41%
December 31, 2011      1,604   $10.04576 to  $10.08823 $   16,146   0.00%    0.65%  to   3.05%    0.28% to    0.69%

                             AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,890   $ 9.62133 to  $10.14687 $   18,754   0.00%    0.65%  to   3.05%   -5.80% to   -3.46%
December 31, 2012      2,308   $10.21334 to  $10.51107 $   23,951   0.28%    0.65%  to   3.05%    1.67% to    4.19%
December 31, 2011        804   $10.05571 to  $10.07956 $    8,096   0.00%    1.15%  to   2.50%    0.28% to    0.50%

                                      AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 03, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013     38,571   $ 8.93791 to  $ 9.32044 $  351,591   0.00%    1.00%  to   3.05%  -12.94% to  -11.10%
December 31, 2012     10,249   $10.26629 to  $10.48379 $  106,291   0.00%    1.00%  to   3.05%    2.66% to    4.84%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013    111,942   $12.84533 to  $13.38293 $1,472,673   0.00%    0.65%  to   3.05%   20.68% to   23.66%
December 31, 2012    111,155   $10.64433 to  $10.82218 $1,194,526   0.00%    0.65%  to   3.05%    6.47% to    8.23%

                            AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013     19,341   $11.78687 to  $12.28049 $  233,646   0.00%    0.65%  to   3.05%   15.29% to   18.14%
December 31, 2012     18,367   $10.22384 to  $10.39473 $  189,664   1.26%    0.65%  to   3.05%    2.26% to    3.95%

                         AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013         88   $ 9.35071 to  $ 9.51458 $      829   0.00%    0.65%  to   1.90%   -9.88% to   -8.73%
December 31, 2012        135   $10.38171 to  $10.42474 $    1,403   0.00%    0.65%  to   1.75%    3.83% to    4.25%

                                 AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,340   $13.28266 to  $13.67722 $   18,078   0.00%    0.65%  to   2.75%   30.81% to   33.63%
December 31, 2012         85   $10.16395 to  $10.23520 $      867   0.00%    0.65%  to   2.50%    1.66% to    2.36%

                           INVESCO V.I. MID CAP GROWTH PORTFOLIO, SERIES I (AVAILABLE APRIL 27, 2012)
                   ---------------------------------------------------------------------------------------------
December 31, 2013      1,531   $12.84698 to  $13.38563 $   20,223   0.38%    0.65%  to   3.05%   32.84% to   36.12%
December 31, 2012      1,265   $ 9.67111 to  $ 9.83336 $   12,370   0.00%    0.65%  to   3.05%   -3.77% to   -2.16%

                                      AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 2, 2013)
                   ---------------------------------------------------------------------------------------------
December 31, 2013     21,445   $ 8.63809 to  $ 8.82085 $  187,158   0.00%    1.00%  to   3.05%  -13.62% to  -11.79%

                                      A92

                                  AT YEAR ENDED                               FOR YEAR ENDED
                   -------------------------------------------  ---------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**    TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ----------------
                          AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       122    $10.07351 to  $10.18312 $  1,236   0.00%    0.65%  to   1.90%   0.75% to   1.84%

                          AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       639    $11.55149 to  $11.76419 $  7,448   0.00%    0.65%  to   2.75%  15.54% to  17.65%

                          AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013        27    $ 9.57313 to  $ 9.68591 $    260   0.00%    0.65%  to   2.00%  -4.25% to  -3.14%

                        COLUMBIA VARIABLE PORTFOLIO-CASH MANAGEMENT FUND (AVAILABLE APRIL 26, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       131    $ 9.93230 to  $ 9.93230 $  1,296   0.01%    1.00%  to   1.00%  -0.67% to  -0.67%

                        COLUMBIA VARIABLE PORTFOLIO-INCOME OPPORTUNITIES (AVAILABLE APRIL 26, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013        17    $10.09916 to  $10.09916 $    172   6.44%    1.00%  to   1.00%   0.78% to   0.78%

                               AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013     1,937    $10.39803 to  $10.57289 $ 20,314   0.00%    0.65%  to   3.05%   4.01% to   5.73%

                      AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013    11,392    $10.73396 to  $10.89155 $123,095   0.00%    0.65%  to   2.75%   7.36% to   8.92%

                            AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013     4,299    $ 9.61528 to  $ 9.75653 $ 41,599   0.00%    0.65%  to   2.75%  -3.83% to  -2.43%

                                   AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013       112    $11.58881 to  $11.71778 $  1,301   0.00%    0.65%  to   2.25%  15.91% to  17.18%

                                   AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2013        11    $11.62827 to  $11.75760 $    132   0.00%    0.65%  to   2.25%  16.30% to  17.58%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for

                                      A93
           periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
           December 31, 2013 or from the effective date of the subaccount through the end of the reporting period.

        CONTRACT CHARGES/FEATURES

        Each Annuity funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account.

        The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+ Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Account on certain Prudential Annuities annuity contracts. The Distribution Charge is intended to compensate the Company for a portion of our acquisition expenses under the Annuity, including promotion and distribution of the Annuity. The Distribution Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION
CHARGE       ANNUITY PRODUCT                                                    NAME PERIOD DEDUCTED
------------ ------------------------------------------------------------------ --------------------
   0.60%     ASAP III, Stagecoach ASAP III, Optimum Annuity                       Years 1-8 only
   1.00%     XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus Annuity    Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20th in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon

                                      A94
        surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

        Currently, Prudential Annuities offers two optional benefits for new election on existing contracts: Guaranteed Return Option PlusSM II (GRO Plus II), Highest Daily Guaranteed Return Option II (HD GRO II). Currently, the charges for GRO Plus I and HD GRO II is 0.60% per year.

        Prudential Annuities annuity contracts also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option PlusSM (GRO Plus), Guaranteed Return Option 2008 (GRO Plus 2008), Highest Daily Guaranteed Return Option (HD GRO) Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV), Highest Daily Lifetime Seven (HD7), Highest Daily Lifetime Seven with Beneficiary Income Option (HD7 with BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (HD7 with LIA), Spousal Highest Daily Lifetime Seven (SHD7), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (SHD7 with BIO), Highest Daily Lifetime Seven Plus (HD7 Plus), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (HD7 Plus with BIO), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (HD7 Plus with
        LIA), Spousal Highest Daily Lifetime Seven Plus (SHD7 Plus), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (SHD7 Plus with BIO), Highest Daily Lifetime Six Plus (HD6
        Plus), Spousal Highest Daily Lifetime Six Plus (SHD6 Plus), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (HD6 Plus with
        LIA), Highest Anniversary Value Death Benefit (HAV), Combination 5% Roll-Up and HAV Death Benefit (Combo 5%), Optional Death Benefits were only available for election at time of contract issue.

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is
        0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.60%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis. The charges for HAV is 0.40% per year, and Combo 5% is 0.80% per year. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

                                      A95

        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each subaccount on each Valuation Day. Each subaccount may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits.
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit.
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
             Choice 2000 with GMWB, Choice 2000 with HD GRO,
             Choice 2000 with GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             AS Cornerstone - No Optional Benefits
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV,
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier,
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
               Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
             with LT5 and either HAV or EBP, AS Cornerstone with HD GRO,
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008,
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,

                                      A96

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
               This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25% Optional
              Benefits.
             Defined Investments Annuity - Three 0.25% Optional Benefits.
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25% Optional Benefits.
             AS Cornerstone with SLT5
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
              Optional Benefits.
             Credit SIX,
             Optimum Plus - with GMWB.
             Choice 2000 - with LT5, HDV and EBP.
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV

                                      A97

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV; or with LT5 and either HAV or EBP.
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits.
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
             ASAIA w/Guarantee*,
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
              GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
              Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO

                                      A98

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
               *This asset-based charge level was formerly applicable to annuity contracts funded through
               Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
              EBP; or with LT5 and either Combo 5% or HDV.
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB

                                      A99

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV XTra Credit EIGHT with EBP II and HAV

                                     A100

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six,
             AS Xtra Credit Six.
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV

                                     A101

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP.
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or Fixed Rate Option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account.

        Other charges--are various contract level charges as described in contract charges and features section located above.

                                     A102

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Prudential Annuities Life Assurance Corporation Variable Account B at December 31, 2013, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2013 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 14, 2014

                                     A103

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          DECEMBER 31, 2013 AND 2012

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS


                                                                          PAGE
                                                                         NUMBER
                                                                         ------

MANAGEMENT'S ANNUAL REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING     B-2

STATEMENTS OF FINANCIAL POSITION AS OF
DECEMBER 31, 2013 AND 2012                                                  B-3

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME FOR THE
YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011                                B-4

STATEMENTS OF EQUITY FOR THE
YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011                                B-5

STATEMENTS OF CASH FLOWS FOR THE
YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011                                B-6

NOTES TO FINANCIAL STATEMENTS                                               B-7

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                    B-53

    MANAGEMENT'S ANNUAL REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2013, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework (1992) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2013.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 10, 2014

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                       STATEMENTS OF FINANCIAL POSITION
   AS OF DECEMBER 31, 2013 AND DECEMBER 31, 2012 (IN THOUSANDS, EXCEPT SHARE
                                   AMOUNTS)
--------------------------------------------------------------------------------

                                                                        DECEMBER 31,    DECEMBER 31,
                                                                            2013           2012
                                                                       -------------- --------------
ASSETS
Fixed maturities, available-for-sale, at fair value (amortized cost,
 2013: $3,079,002; 2012: $3,827,496)                                   $    3,264,216 $    4,203,450
Trading account assets, at fair value                                           6,677          7,916
Equity securities, available-for-sale, at fair value (cost, 2013:
 $206; 2012: $18)                                                                 208             22
Commercial mortgage and other loans, net of valuation allowance               398,991        426,981
Policy loans                                                                   12,454         11,957
Short-term investments                                                        118,188        103,761
Other long-term investments                                                    60,585        175,661
                                                                       -------------- --------------
   TOTAL INVESTMENTS                                                        3,861,319      4,929,748
                                                                       -------------- --------------
Cash                                                                            1,417            266
Deferred policy acquisition costs                                           1,345,504        906,814
Accrued investment income                                                      32,169         44,656
Reinsurance recoverables                                                      748,690      1,732,969
Value of business acquired                                                     43,500         43,090
Deferred sales inducements                                                    809,247        556,830
Receivables from parent and affiliates                                         35,594         22,833
Other assets                                                                   16,994         16,527
Separate account assets                                                    46,626,828     44,601,720
                                                                       -------------- --------------
   TOTAL ASSETS                                                        $   53,521,262 $   52,855,453
                                                                       ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                                        $    3,191,215 $    4,112,318
Future policy benefits and other policyholder liabilities                   1,127,342      2,164,754
Payables to parent and affiliates                                             111,403        119,504
Cash collateral for loaned securities                                          47,896         38,976
Income taxes                                                                  358,818         65,567
Short-term debt                                                               205,000              -
Long-term debt                                                                      -        400,000
Other liabilities                                                             113,125        108,737
Separate account liabilities                                               46,626,828     44,601,720
                                                                       -------------- --------------
   TOTAL LIABILITIES                                                       51,781,627     51,611,576
                                                                       -------------- --------------

COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 6)

EQUITY
Common stock, $100 par value; 25,000 shares, authorized, issued and
 outstanding                                                                    2,500          2,500
Additional paid-in capital                                                    901,422        893,336
Retained earnings                                                             764,846        200,754
Accumulated other comprehensive income (loss)                                  70,867        147,287
                                                                       -------------- --------------
   TOTAL EQUITY                                                             1,739,635      1,243,877
                                                                       -------------- --------------
TOTAL LIABILITIES AND EQUITY                                           $   53,521,262 $   52,855,453
                                                                       ============== ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
          YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                       -------------- ---------- ----------------
                                                                                            2013         2012          2011
                                                                                       -------------- ---------- ----------------
REVENUES
Premiums                                                                               $       28,019 $   21,824 $         28,648
Policy charges and fee income                                                                 809,242    796,995          824,808
Net investment income                                                                         217,883    277,651          306,010
Asset administration fees and other income                                                    239,489    266,321          291,629
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                                     -    (6,852)         (23,624)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income                                                                             -      6,594           22,662
  Other realized investment gains (losses), net                                             (184,351)   (82,972)           72,745
                                                                                       -------------- ---------- ----------------
       Total realized investment gains (losses), net                                        (184,351)   (83,230)           71,783
                                                                                       -------------- ---------- ----------------
 TOTAL REVENUES                                                                             1,110,282  1,279,561        1,522,878
                                                                                       -------------- ---------- ----------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                                        29,727    124,316          128,149
Interest credited to policyholders' account balances                                        (117,027)     60,830          554,197
Amortization of deferred policy acquisition costs                                           (385,561)  (188,042)          716,088
General, administrative and other expenses                                                    402,679    424,764          442,062
                                                                                       -------------- ---------- ----------------
 TOTAL BENEFITS AND EXPENSES                                                                 (70,182)    421,868        1,840,496
                                                                                       -------------- ---------- ----------------

INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                           1,180,464    857,693        (317,618)
                                                                                       -------------- ---------- ----------------

 Income taxes:
  Current                                                                                      36,759     26,637           32,230
  Deferred                                                                                    295,613    196,997        (198,293)
                                                                                       -------------- ---------- ----------------
 Total income tax expense (benefit)                                                           332,372    223,634        (166,063)
                                                                                       -------------- ---------- ----------------
NET INCOME (LOSS)                                                                             848,092    634,059        (151,555)
                                                                                       -------------- ---------- ----------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                                          5         10                -
  Net unrealized investment gains (losses):
    Unrealized investment gains (losses) for the period                                     (108,769)      2,734           29,991
    Reclassification adjustment for (gains) losses included in net income                     (8,805)   (23,387)         (76,391)
                                                                                       -------------- ---------- ----------------
  Net unrealized investment gains (losses)                                                  (117,574)   (20,653)         (46,400)
                                                                                       -------------- ---------- ----------------
Other comprehensive income (loss), before tax:                                              (117,569)   (20,643)         (46,400)
                                                                                       -------------- ---------- ----------------
  Less: Income tax expense (benefit) related to other comprehensive income (loss)            (41,149)    (7,218)         (16,240)
                                                                                       -------------- ---------- ----------------
Other comprehensive income (loss), net of taxes                                              (76,420)   (13,425)         (30,160)
                                                                                       -------------- ---------- ----------------
COMPREHENSIVE INCOME (LOSS)                                                            $      771,672 $  620,634 $      (181,715)
                                                                                       ============== ========== ================

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                             STATEMENTS OF EQUITY
         YEARS ENDED DECEMBER 31, 2013, 2012, AND 2011 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             RETAINED        ACCUMULATED
                                                             ADDITIONAL      EARNINGS           OTHER
                                                  COMMON      PAID-IN       (ACCUMULATED     COMPREHENSIVE
                                                  STOCK       CAPITAL        DEFICIT)       INCOME (LOSS)     TOTAL EQUITY
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2010                       $  2,500   $  974,921    $      621,830    $     190,872    $  1,790,123
Distribution to parent                                  -      (92,251)         (495,580)               -       (587,831)
Comprehensive income (loss):
    Net income (loss)                                   -            -          (151,555)               -       (151,555)
    Other comprehensive income (loss), net
     of taxes                                           -            -                 -          (30,160)       (30,160)
                                                                                                             -------------
Total comprehensive income (loss)                                                                               (181,715)
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2011                       $  2,500   $  882,670    $      (25,305)   $     160,712    $  1,020,577
Contributed capital                                     -       10,666                 -                -          10,666
Distribution to parent                                  -            -          (408,000)               -       (408,000)
Comprehensive income (loss):
    Net income                                          -            -           634,059                -         634,059
    Other comprehensive income (loss), net
     of taxes                                           -            -                 -          (13,425)       (13,425)
                                                                                                             -------------
Total comprehensive income (loss)                                                                                 620,634
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2012                       $  2,500   $  893,336    $      200,754    $     147,287    $  1,243,877
Contributed capital                                     -        8,086                 -                -           8,086
Distribution to parent                                  -            -          (284,000)               -       (284,000)
Comprehensive income (loss):
    Net income                                          -            -           848,092                -         848,092
    Other comprehensive income (loss), net
     of taxes                                           -            -                 -          (76,420)       (76,420)
                                                                                                             -------------
Total comprehensive income (loss)                                                                                 771,672
                                                 --------   -----------   --------------    --------------   -------------

BALANCE, DECEMBER 31, 2013                       $  2,500   $  901,422    $      764,846    $      70,867    $  1,739,635
                                                 ========   ===========   ==============    ==============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                           STATEMENTS OF CASH FLOWS
          YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011 (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                              2013             2012             2011
                                                        ---------------- ---------------- ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)                                        $       848,092  $       634,059  $     (151,555)
Adjustments to reconcile net income (loss) to net cash
 provided by operating activities:
 Policy charges and fee income                                    10,678           13,324           40,573
 Realized investment (gains) losses, net                         184,351           83,230         (71,783)
 Depreciation and amortization                                    11,032          (7,481)          (3,970)
 Interest credited to policyholders' account balances          (117,027)           60,830          554,197
 Change in:
   Future policy benefit reserves                                218,861          300,246          283,546
   Accrued investment income                                      12,487           14,377            1,412
   Net (payable) receivable to affiliates                       (40,051)           43,958         (31,638)
   Deferred sales inducements                                   (31,370)         (59,269)         (68,370)
   Deferred policy acquisition costs                           (389,611)        (213,122)          674,094
   Income taxes                                                  330,049          169,736        (154,282)
   Reinsurance recoverables                                    (275,321)        (268,576)        (264,470)
   Other, net                                                   (82,874)         (32,841)         (12,424)
                                                        ---------------- ---------------- ----------------
CASH FLOWS FROM OPERATING ACTIVITIES                     $       679,296  $       738,471  $       795,330
                                                        ---------------- ---------------- ----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
 Fixed maturities, available-for-sale                    $     1,484,339  $     1,365,513  $     1,668,465
 Commercial mortgage and other loans                             109,242           71,216           98,940
 Trading account assets                                            7,690           36,063           44,977
 Policy loans                                                        752            3,501            1,384
 Other long-term investments                                       1,973            4,120            1,775
 Short-term investments                                        3,220,082        3,513,151        6,323,322
Payments for the purchase/origination of:
 Fixed maturities, available-for-sale                          (743,854)        (352,285)      (1,414,340)
 Commercial mortgage and other loans                            (80,319)         (47,795)        (110,069)
 Trading account assets                                          (5,469)          (4,931)          (3,007)
 Policy loans                                                      (538)            (472)            (941)
 Other long-term investments                                    (12,969)         (28,894)         (24,572)
 Short-term investments                                      (3,234,508)      (3,379,308)      (6,332,538)
Notes (payable) receivable from parent and affiliates,
 net                                                             (2,224)            2,125            4,346
Other, net                                                         (190)            2,544            6,391
                                                        ---------------- ---------------- ----------------
CASH FLOWS FROM INVESTING ACTIVITIES                     $       744,007  $     1,184,548  $       264,133
                                                        ---------------- ---------------- ----------------

CASH FLOWS USED IN FINANCING ACTIVITIES:
Cash collateral for loaned securities                              8,920         (86,908)           38,674
Repayments of debt (maturities longer than 90 days)            (200,000)        (200,000)        (175,000)
Net increase (decrease) in short-term borrowing                    5,000         (27,803)          (2,251)
Drafts outstanding                                                 1,577            2,430         (22,376)
Distribution to parent                                         (284,000)        (408,000)        (587,831)
Contributed capital                                               12,439           16,396                -
Policyholders' account balances
 Deposits                                                      1,102,020        1,013,638        2,665,921
 Withdrawals                                                 (2,068,108)      (2,241,367)      (2,968,226)
                                                        ---------------- ---------------- ----------------
CASH FLOWS USED IN FINANCING ACTIVITIES                  $   (1,422,152)  $   (1,931,614)  $   (1,051,089)
                                                        ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN CASH                                    1,151          (8,595)            8,374
CASH, BEGINNING OF YEAR                                              266            8,861              487
                                                        ---------------- ---------------- ----------------
CASH, END OF PERIOD                                      $         1,417  $           266  $         8,861
                                                        ================ ================ ================
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid, net of refunds                     $         2,325  $        53,901  $      (11,781)
   Interest paid                                         $        16,955  $        27,114  $        35,913

                       SEE NOTES TO FINANCIAL STATEMENTS

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Prudential Annuities Life Assurance Corporation (the "Company", or "PALAC"), with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly-owned subsidiary of Prudential Annuities, Inc. ("PAI"), which in turn is an indirect wholly-owned subsidiary of Prudential Financial.

The Company developed long-term savings and retirement products, which were distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated ("PAD"). The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America, District of Columbia and Puerto Rico.

Beginning in March 2010, the Company ceased offering its then existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company). In general, the new product line offers similar optional living benefits and optional death benefits as offered by the Company's existing variable annuities. During 2012, the Company suspended additional customer deposits for variable annuities with certain optional living benefit riders. However, subject to applicable contract provisions and administrative rules, the Company continues to accept additional customer deposits on certain inforce contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

On August 30, 2013, the Company received approval from the Arizona and Connecticut Departments of Insurance to redomesticate the Company from Connecticut to Arizona effective August 31, 2013.

As a result of the redomestication, the Company is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. Additionally, the Company is now domiciled in the same jurisdiction as the primary reinsurer of the Company's living benefits, Pruco Re, which is also regulated by the Arizona Department of Insurance. This change enables the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; value of business acquired and its amortization; amortization of sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

RECLASSIFICATIONS

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

INVESTMENTS AND INVESTMENT RELATED LIABILITIES

The Company's principal investments are fixed maturities, equity securities, commercial mortgage and other loans, policy loans, other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate, and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

FIXED MATURITIES are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. Fixed maturities that the Company has both the positive intent and ability to hold to maturity are carried at amortized cost and classified as "held-to-maturity." The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the

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                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
--------------------------------------------------------------------------------

effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

TRADING ACCOUNT ASSETS, AT FAIR VALUE, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

EQUITY SECURITIES, AVAILABLE-FOR-SALE, AT FAIR VALUE, are comprised of mutual fund shares and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, value of business acquired, DSI, and future policy benefits that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

COMMERCIAL MORTGAGE AND OTHER LOANS consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating

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                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
--------------------------------------------------------------------------------

include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

POLICY LOANS are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

SECURITIES REPURCHASE AND RESALE AGREEMENTS AND SECURITIES LOANED TRANSACTIONS are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, or as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

SECURITIES REPURCHASE AND RESALE AGREEMENTS that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

SECURITIES LOANED TRANSACTIONS are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

OTHER LONG-TERM INVESTMENTS consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

SHORT-TERM INVESTMENTS primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

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                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
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REALIZED INVESTMENT GAINS (LOSSES) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

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                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
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DEFERRED POLICY ACQUISITION COSTS

Costs that vary with and that are directly related to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily include commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the authoritative guidance adopted effective January 1, 2012, regarding which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

Deferred policy acquisition costs related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts (approximately 30 years) in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive the future equity return assumptions.

However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in "Amortization of deferred policy acquisition costs" in the period such total gross profits are revised.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

DEFERRED SALES INDUCEMENTS

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of DSI in "Interest credited to policyholders' account balances." DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 7 for additional information regarding sales inducements.

VALUE OF BUSINESS ACQUIRED

As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing VOBA. VOBA includes an explicit adjustment to reflect the cost of capital attributable to the acquired insurance contracts. VOBA represents an adjustment to the stated value of inforce insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. For acquired annuity contracts, VOBA is amortized in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. See Note 5 for additional information regarding VOBA.

REINSURANCE RECOVERABLES

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13.

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                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
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SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders. "Separate account assets" are predominantly shares in Advanced Series Trust formerly known as American Skandia Trust co-managed by AST Investment Services, Incorporated ("ASISI") formerly known as American Skandia Investment Services, Incorporated and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 7 to the Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income". Asset administration fees charged to the accounts are included in "Asset administration fees."

OTHER ASSETS AND OTHER LIABILITIES

"Other assets" consist primarily of accruals for asset administration fees. "Other assets" also consist of state insurance licenses. Licenses to do business in all states have been capitalized. Based on changes in facts and circumstances, effective September 30, 2012, the capitalized state insurance licenses were considered to have a finite life and are amortized over their useful life, which was estimated to be 8 years.

"Other liabilities" consist primarily of accrued expenses, technical overdrafts and a liability to the participants of a deferred compensation plan. Other liabilities may also include derivative instruments for which fair values are determined as described above under "Derivative Financial Instruments".

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 7. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company's variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

POLICYHOLDERS' ACCOUNT BALANCES

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

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                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
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INSURANCE REVENUE AND EXPENSE RECOGNITION

Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable U.S. GAAP standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 0.00% to 8.25% at December 31, 2013, and from 1.00% to 8.25% at December 31, 2012.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, taxes and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 7. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 7.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

ASSET ADMINISTRATION FEES

The Company receives asset administration fee income from contractholders' account balances invested in the Advanced Series Trust Funds or "AST" (see Note
13), which are a portfolio of mutual fund investments related to the Company's separate account products. In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Re. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables," respectively. Changes in the fair value are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains (losses), net."

SHORT-TERM AND LONG-TERM DEBT

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

INCOME TAXES

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 9 for additional information regarding income taxes.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and should be applied prospectively. Adoption of the guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The disclosures required by this guidance are included in Note 3.

In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for interim or annual reporting periods beginning on or after January 1, 2013, and should be applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 11.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $90 million and $183 million and a reduction in "Total equity" of $58 million and $118 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $93 million, decrease of $12 million and a decrease of $36 million, respectively. Since the Company ceased offering its existing variable annuity products in March 2010, the lower level of cost qualifying for deferral under this guidance will have a minimal impact on earnings in future periods. The initial "Deferred policy acquisition cost" write-off will result in a lower level of amortization going forward and increase earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

In June 2011, the FASB issued updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in two separate but consecutive statements. The Financial Statements included herein reflect the adoption of this updated guidance.

In May 2011, the FASB issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011, and should be applied prospectively. The expanded disclosures required by this guidance are included in Note 10. Adoption of this guidance did not have a significant effect on the Company's financial position or results of operations.

In April 2011, the FASB issued updated guidance regarding the assessment of effective control for repurchase agreements. This new guidance is effective for the first interim or annual reporting period beginning on or after December 15, 2011, and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The Company's adoption of this guidance did not have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In April 2011, the FASB issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance is effective for interim or annual reporting periods that begin after December 15, 2013, and should be applied prospectively, with early application permitted. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's financial position, results of operations, or financial statement disclosures.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


3.  INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                   DECEMBER 31, 2013
                                   ---------------------------------------------------------------------------------
                                                                                                               OTHER-THAN-
                                                          GROSS             GROSS                               TEMPORARY
                                      AMORTIZED         UNREALIZED        UNREALIZED           FAIR           IMPAIRMENTS IN
                                        COST              GAINS             LOSSES             VALUE             AOCI (3)
                                   ---------------     -------------     ------------     ---------------     --------------
                                                                     (IN THOUSANDS)
FIXED MATURITIES,
 AVAILABLE-FOR-SALE
U.S. Treasury securities and
 obligations of U.S.
 government authorities and
 agencies                          $         6,382     $          36     $         34     $         6,384       $          -
Obligations of U.S. states
 and their political
 subdivisions                               67,225             2,911            1,570              68,566                  -
Foreign government bonds                    25,437             5,717                -              31,154                  -
Public utilities                           229,807            17,048            3,190             243,665                  -
Redeemable preferred stock                       -                 -                -                   -                  -
Corporate securities                     2,029,720           158,360            9,103           2,178,977                  -
Asset-backed securities (1)                182,888             6,513            1,509             187,892             (1,351)
Commercial mortgage-backed
 securities                                384,764            11,387            5,518             390,633                  -
Residential mortgage-backed
 securities (2)                            152,779             5,138              972             156,945                (40)
                                   ---------------     -------------     ------------     ---------------     --------------
     Total fixed maturities,
       available-for-sale          $     3,079,002     $     207,110     $     21,896     $     3,264,216       $     (1,391)
                                   ===============     =============     ============     ===============     ==============
EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Common Stocks:
   Public utilities                $           192     $           -     $          -     $           192
   Mutual funds                                 14                 2                -                  16
                                   ---------------     -------------     ------------     ---------------
     Total equity securities,
       available-for-sale          $           206     $           2     $          -     $           208
                                   ===============     =============     ============     ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $1.7 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                               DECEMBER 31, 2012
                                  ----------------------------------------------------------------------------
                                                                                                        OTHER-THAN-
                                                        GROSS           GROSS                            TEMPORARY
                                     AMORTIZED        UNREALIZED      UNREALIZED         FAIR          IMPAIRMENTS IN
                                       COST             GAINS           LOSSES           VALUE            AOCI (3)
                                  ---------------     -----------     ----------     -------------     --------------
                                                                 (IN THOUSANDS)
FIXED MATURITIES,
 AVAILABLE-FOR-SALE
U.S. Treasury securities and
 obligations of U.S.
 government authorities and
 agencies                         $         4,568     $       118     $       -      $       4,686            $     -
Obligations of U.S. states
 and their political
 subdivisions                              95,107           7,359           350            102,116                  -
Foreign government bonds                   45,733           9,796             -             55,529                  -
Public utilities                          253,566          29,554           569            282,551                  -
Redeemable preferred stock                  2,565             697             -              3,262                  -
Corporate securities                    2,622,982         283,117           658          2,905,441                  -
Asset-backed securities (1)               179,037           8,772           332            187,477             (3,514)
Commercial mortgage-backed
 securities                               369,187          25,725            10            394,902                  -
Residential mortgage-backed
 securities (2)                           254,751          12,735             -            267,486                (48)
                                  ---------------     -----------     ----------     -------------     --------------
   Total fixed maturities,
    available-for-sale            $     3,827,496     $   377,873     $   1,919      $   4,203,450            $(3,562)
                                  ===============     ===========     ==========     =============     ==============
EQUITY SECURITIES,
 AVAILABLE-FOR-SALE
Common Stocks:
 Public utilities                 $             -     $         -     $       -      $           -
 Mutual funds (4)                              18               4             -                 22
                                  ---------------     -----------     ----------     -------------
   Total equity securities,
    available-for-sale            $            18     $         4     $       -      $          22
                                  ===============     ===========     ==========     =============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $4.1 million of net unrealized gains or losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period has been reclassified to conform to the current period presentation.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2013, are as follows:

                                              AVAILABLE-FOR-SALE
                                        -------------------------------
                                        AMORTIZED COST    FAIR VALUE
                                        --------------- ---------------
                                                (IN THOUSANDS)
Due in one year or less                 $       432,502 $       438,120
Due after one year through five years           864,299         936,644
Due after five years through ten years          642,273         696,655
Due after ten years                             419,497         457,327
Asset-backed securities                         182,888         187,892
Commercial mortgage-backed securities           384,764         390,633
Residential mortgage-backed securities          152,779         156,945
                                        --------------- ---------------
  Total                                 $     3,079,002 $     3,264,216
                                        =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                   2013            2012            2011
                                                             ---------------  -------------  ---------------
                                                                              (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
 Proceeds from sales                                         $       314,415  $     504,001  $     1,121,792
 Proceeds from maturities/repayments                               1,175,680        861,512          545,155
 Gross investment gains from sales, prepayments, and
   maturities                                                         18,619         23,077           75,580
 Gross investment losses from sales and maturities                    (9,824)          (134)            (223)

EQUITY SECURITIES, AVAILABLE-FOR-SALE
 Proceeds from sales                                         $            14  $       3,201  $             -
 Gross investment gains from sales                                        10            703                -

FIXED MATURITY AND EQUITY SECURITY IMPAIRMENTS
 Net writedowns for other-than-temporary impairment losses
   on fixed maturities
 recognized in earnings (1)                                  $             -  $        (258) $          (962)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

CREDIT LOSSES RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES HELD BY THE COMPANY FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OCI

                                                              YEAR ENDED        YEAR ENDED
                                                             DECEMBER 31,      DECEMBER 31,
                                                                 2013              2012
                                                             ------------------------------
                                                                     (IN THOUSANDS)
Balance, beginning of period                                      $ 3,381  $          3,542
Credit loss impairments previously recognized on securities
 which matured, paid down, prepaid or were sold during the
 period                                                            (1,628)             (275)
Additional credit loss impairments recognized in the
 current period on securities previously impaired                       -               258
Increases due to the passage of time on previously recorded
 credit losses                                                        114               197
Accretion of credit loss impairments previously recognized
 due to an increase in cash flows expected to be collected            (68)             (341)
                                                             ------------      ------------
Balance, end of period                                            $ 1,799  $          3,381
                                                             ============      ============

TRADING ACCOUNT ASSETS

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                       DECEMBER 31, 2013         DECEMBER 31, 2012
                                   ------------------------- -------------------------
                                    AMORTIZED      FAIR       AMORTIZED      FAIR
                                      COST         VALUE        COST         VALUE
                                   ------------ ------------ ------------ ------------
                                                     (IN THOUSANDS)
Fixed maturities                   $          - $          - $      1,973 $      2,022
Equity securities                         5,164        6,677        5,217        5,894
                                   ------------ ------------ ------------ ------------
   Total trading account assets    $      5,164 $      6,677 $      7,190 $      7,916
                                   ============ ============ ============ ============

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $0.8 million, ($0.4) million and ($4.1) million during the years ended December 31, 2013, 2012 and 2011, respectively.

COMMERCIAL MORTGAGE AND OTHER LOANS

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                 DECEMBER 31, 2013                      DECEMBER 31, 2012
                                         --------------------------------        -------------------------------
                                              AMOUNT               % OF               AMOUNT              % OF
                                          (IN THOUSANDS)           TOTAL          (IN THOUSANDS)          TOTAL
                                         ----------------      ------------      ---------------      ------------
COMMERCIAL AND AGRICULTURAL MORTGAGE
 LOANS BY PROPERTY TYPE:
Apartments/Multi-Family                  $        125,045             31.5 %     $       120,066             28.0 %
Industrial                                         88,009              22.1              114,619              26.7
Retail                                             72,325              18.2               71,546              16.7
Office                                             40,976              10.3               59,074              13.8
Other                                              13,796               3.5                9,206               2.0
Hospitality                                         5,133               1.3                4,621               1.1
                                         ----------------  -   ------------  -   ---------------  -   ------------
Total commercial mortgage loans                   345,284              86.9              379,132              88.3
Agricultural property loans                        52,223              13.1               50,026              11.7
                                         ----------------      ------------      ---------------      ------------
Total commercial and agricultural
 mortgage loans by property type                  397,507            100.0 %             429,158            100.0 %
                                                               ============                           ============
Valuation allowance                                (1,256)                                (2,177)
                                         ----------------                        ---------------
Total net commercial and agricultural
 mortgage loans by property type                  396,251                                426,981
                                         ----------------                        ---------------
OTHER LOANS
Uncollateralized loans                              2,740                                      -
                                         ----------------                        ---------------
Total other loans                                   2,740                                      -
                                         ----------------                        ---------------
Total commercial mortgage and other
 loans                                    $       398,991                         $      426,981
                                         ================                        ===============

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States with the largest concentrations in California (17%), Texas (11%), Ohio (9%), and New York (8%) at December 31, 2013.

Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 DECEMBER 31, 2013     DECEMBER 31, 2012     DECEMBER 31, 2011
                                                 -----------------     ------------------   -------------------
                                                                         (IN THOUSANDS)
Allowance for losses, beginning of year          $          2,177      $            1,501   $             2,980
Addition to / (release of) allowance for losses              (921)                    676                (1,479)
                                                 -----------------     ------------------   -------------------
Total ending balance (1)                         $          1,256      $            2,177   $             1,501
                                                 =================     ==================   ===================

(1)Agricultural loans represent $0.1 million of the ending allowance at December 31, 2013 and $0.2 million of the ending allowance at both December 31, 2012 and 2011.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                                             DECEMBER 31, 2013    DECEMBER 31, 2012
                                                                             --------------------------------------
                                                                                         (IN THOUSANDS)
ALLOWANCE FOR CREDIT LOSSES:
Ending balance: individually evaluated for impairment (1)                    $                -    $             -
Ending balance: collectively evaluated for impairment (2)                                 1,256              2,177
                                                                             ------------------   -----------------
Total ending balance                                                         $            1,256    $         2,177

RECORDED INVESTMENT (3):
Ending balance gross of reserves: individually evaluated for impairment (1)  $                -    $             -
Ending balance gross of reserves: collectively evaluated for impairment (2)             400,247            429,158
                                                                             ------------------   -----------------
Total ending balance, gross of reserves                                      $          400,247    $       429,158
                                                                             ==================   =================

(1)There were no loans individually evaluated for impairments at December 31, 2013 and 2012.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $52 million and $50 million at December 31, 2013 and 2012 respectively, and a related allowance of $0.1 million and $0.2 million, respectively. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $3 million and $0 million at December 31, 2013 and 2012, respectively, and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. There were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance at December 31, 2013 and 2012. There were no recorded investments in impaired loans with an allowance recorded, before the allowance for losses at both December 31, 2013 and 2012.

There was no net investment income recognized on these loans for both the years ended December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at December 31, 2013 and 2012. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2013 and 2012, 100% of the $398 million recorded investment and 85% of the $429 million recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2013 and 2012, 99% and 96% of the recorded investment had a debt service coverage ratio of 1.0X or greater, respectively. As of December 31, 2013 and 2012, approximately 1% or $2 million and 4% or $17 million, respectively, of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X, reflecting loans where the mortgage amount exceeds the collateral value or where current debt payments are greater than income from property operations; none of which related to agricultural or uncollateralized loans.

As of December 31, 2013 and 2012, all commercial mortgage and other loans were in current status. The Company defines current in its aging of past due commercial mortgage and agricultural loans as less than 30 days past due.

There were no commercial mortgage and other loans in nonaccrual status as of December 31, 2013 and 2012. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan-specific reserve has been established. See Note 2 for further discussion regarding non-accrual status loans.

During 2013 and 2012, the Company sold commercial mortgage loans to an affiliated company. See Note 13 for further discussion regarding related party transactions.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2013 and 2012, the Company had no significant commitments to fund to borrowers that have been involved in troubled debt restructuring. For the years ended December 31, 2013 and 2012, there was an adjusted pre-modification outstanding recorded investments of $0 million and $5 million, respectively, and post-modification outstanding recorded investment of $0 million and $5 million, respectively, related to commercial mortgage loans. No payment defaults on commercial mortgage and other loans were modified as a troubled debt restructuring within the 12 months preceding each respective period. See Note 2 for additional information related to the accounting for troubled debt restructurings.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


OTHER LONG-TERM INVESTMENTS

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated:

                                              2013             2012
                                         --------------- ----------------

                                                  (IN THOUSANDS)
Joint ventures and limited partnerships  $        60,585 $         43,925
Derivatives                                            -          131,736
                                         --------------- ----------------
Total other long-term investments        $        60,585 $        175,661
                                         =============== ================

NET INVESTMENT INCOME

Net investment income for the years ended December 31, was from the following sources:

                                            2013           2012           2011
                                       -------------  -------------  -------------
                                                      (IN THOUSANDS)
Fixed maturities, available-for-sale   $     191,043  $     246,479  $     282,108
Equity securities, available-for-sale              -              7            278
Trading account assets                           342            923          2,023
Commercial mortgage and other loans           28,463         28,449         28,044
Policy loans                                     675            845            902
Short-term investments                           323            620            724
Other long-term investments                    3,601          8,302          1,016
                                       -------------  -------------  -------------
Gross investment income                      224,447        285,625        315,095
Less: investment expenses                     (6,564)        (7,974)        (9,085)
                                       -------------  -------------  -------------
  Net investment income                $     217,883  $     277,651  $     306,010
                                       =============  =============  =============

There were no non-income producing assets included in fixed maturities as of December 31, 2013. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

REALIZED INVESTMENT GAINS (LOSSES), NET

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                 2013           2012             2011
                                            -------------- --------------- -----------------
                                                             (IN THOUSANDS)
Fixed maturities                            $        8,795 $        22,684 $          74,395
Equity securities                                       10             703             1,996
Commercial mortgage and other loans                    933           1,043             6,866
Derivatives                                      (194,055)       (107,663)          (11,366)
Other                                                 (34)               3             (108)
                                            -------------- --------------- -----------------
  Realized investment gains (losses), net   $    (184,351) $      (83,230) $          71,783
                                            ============== =============== =================

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                     ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                               ---------------------------------------------------------
                                                                                                           TOTAL ACCUMULATED
                                                               FOREIGN CURRENCY       NET UNREALIZED             OTHER
                                                                 TRANSLATION            INVESTMENT           COMPREHENSIVE
                                                                  ADJUSTMENT        GAINS (LOSSES) (1)       INCOME (LOSS)
                                                               ----------------     ------------------     -----------------
                                                                                    (IN THOUSANDS)
Balance, December 31, 2010                                     $             -       $        190,871      $        190,871
Change in component during period (2)                                        -               (30,160)              (30,160)
                                                               ---------------       ----------------      ----------------
Balance, December 31, 2011                                     $             -       $        160,711      $        160,711
Change in component during period (2)                                        7               (13,431)              (13,424)
                                                               ---------------       ----------------      ----------------
Balance, December 31, 2012                                     $             7       $        147,280      $        147,287
Change in other comprehensive income before reclassifications                5              (108,769)             (108,764)
Amounts reclassified from AOCI                                               -                (8,805)               (8,805)
Income tax benefit (expense)                                               (2)                 41,151                41,149
                                                               ---------------       ----------------      ----------------
Balance, December 31, 2013                                     $            10       $         70,857      $         70,867
                                                               ===============       ================      ================

(1)Includes cash flow hedges of ($4) million, ($3) million and ($1) million as of December 31, 2013, 2012 and 2011, respectively.
(2)Net of taxes.

RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

                                                                                  YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                                 DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                                                     2013          2012          2011
                                                                                -------------- ------------- -------------
                                                                                              (IN THOUSANDS)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
   Cash flow hedges - Currency/Interest rate (3)                                $         (95) $       (101) $        (85)
   Net unrealized investment gains (losses) on available-for-sale securities             8,900        23,488        76,476
                                                                                -------------- ------------- -------------
      Total net unrealized investment gains (losses) (4)                                 8,805        23,387        76,391
                                                                                -------------- ------------- -------------
         Total reclassifications for the period                                 $        8,805 $      23,387 $      76,391
                                                                                ============== ============= =============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 11 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


NET UNREALIZED INVESTMENT GAINS (LOSSES)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company's Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income
(loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                             ACCUMULATED
                                                                                                                OTHER
                                                                                                            COMPREHENSIVE
                                                                                                            INCOME (LOSS)
                                                                                               DEFERRED     RELATED TO NET
                                           NET UNREALIZED    DEFERRED POLICY      FUTURE      INCOME TAX      UNREALIZED
                                           GAINS (LOSSES)   ACQUISITION COSTS     POLICY      (LIABILITY)     INVESTMENT
                                           ON INVESTMENTS    AND OTHER COSTS     BENEFITS       BENEFIT     GAINS (LOSSES)
                                           --------------   -----------------   ----------    -----------   --------------
                                                                           (IN THOUSANDS)
Balance, December 31, 2010                   $   (6,560)     $        2,852     $        -      $ 1,313     $      (2,395)
Net investment gains (losses) on
 investments arising during the period           (1,482)                  -              -          519              (963)
Reclassification adjustment for gains
 (losses) included in net income                  6,302                   -              -       (2,206)            4,096
Impact of net unrealized investment
 (losses) gains on deferred policy
 acquisition costs, deferred sales
 inducements and valuation of business
 acquired                                             -              (2,160)             -          756            (1,404)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits                                             -                   -              -            -                 -
                                           --------------   -----------------   ----------    -----------   --------------
Balance, December 31, 2011                   $   (1,740)     $          692     $        -      $   382     $        (666)
                                           --------------   -----------------   ----------    -----------   --------------
Net investment gains (losses) on
 investments arising during the period            3,067                   -              -       (1,073)            1,994
Reclassification adjustment for gains
 (losses) included in net income                   (782)                  -              -          274              (508)
Impact of net unrealized investment
 (losses) gains on deferred policy
 acquisition costs, deferred sales
 inducements and valuation of business
 acquired                                             -                (906)             -          317              (589)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits                                             -                   -              -            -                 -
                                           --------------   -----------------   ----------    -----------   --------------
Balance, December 31, 2012                   $      545      $         (214)    $        -      $  (100)    $         231
                                           --------------   -----------------   ----------    -----------   --------------
Net investment gains (losses) on
 investments arising during the period              483                   -              -         (168)              315
Reclassification adjustment for gains
 (losses) included in net income                   (705)                  -              -          247              (458)
Impact of net unrealized investment
 (losses) gains on deferred policy
 acquisition costs, deferred sales
 inducements and valuation of business
 acquired                                             -                  98              -          (35)               63
Impact of net unrealized investment
 (gains) losses on future policy
 benefits                                             -                   -            (14)           5                (9)
                                           --------------   -----------------   ----------    -----------   --------------
Balance, December 31, 2013                   $      323      $         (116)    $      (14)     $   (51)    $         142
                                           ==============   =================   ==========    ===========   ==============

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                           ACCUMULATED
                                                                                                              OTHER
                                                                                                          COMPREHENSIVE
                                                                                                          INCOME (LOSS)
                                                                                            DEFERRED      RELATED TO NET
                                     NET UNREALIZED      DEFERRED POLICY      FUTURE       INCOME TAX       UNREALIZED
                                     GAINS/(LOSSES)     ACQUISITION COSTS     POLICY       (LIABILITY)      INVESTMENT
                                   ON INVESTMENTS (1)    AND OTHER COSTS     BENEFITS        BENEFIT      GAINS (LOSSES)
                                   ------------------   -----------------   ----------    ------------    --------------
                                                                       (IN THOUSANDS)
Balance, December 31, 2010         $         504,664    $       (206,046)   $        -    $   (105,352)   $      193,266
Net investment gains (losses)
 on investments arising during
 the period                                   19,706                   -             -          (6,897)           12,809
Reclassification adjustment for
 (losses) gains included in net
 income                                      (82,693)                  -             -          28,947           (53,746)
Impact of net unrealized
 investment gains (losses) on
 deferred policy acquisition
 costs, deferred sales
 inducements and valuation of
 business acquired                                 -              13,927             -          (4,879)            9,048
Impact of net unrealized
 investment (gains) losses on
 future policy benefits                            -                   -             -               -                 -
                                   ------------------   -----------------   ----------    ------------    --------------
Balance, December 31, 2011         $         441,677    $       (192,119)   $        -    $    (88,181)   $      161,377
                                   ------------------   -----------------   ----------    ------------    --------------
Net investment gains (losses)
 on investments arising during
 the period                                  (42,295)                  -             -          14,804           (27,491)
Reclassification adjustment for
 (losses) gains included in net
 income                                      (22,605)                  -             -           7,912           (14,693)
Impact of net unrealized
 investment gains (losses) on
 deferred policy acquisition
 costs, deferred sales
 inducements and valuation of
 business acquired                                 -              45,030             -         (15,760)           29,270
Impact of net unrealized
 investment (gains) losses on
 future policy benefits                            -                   -        (2,164)            757            (1,407)
                                   ------------------   -----------------   ----------    ------------    --------------
Balance, December 31, 2012         $         376,777    $       (147,089)   $   (2,164)   $    (80,468)   $      147,056
                                   ------------------   -----------------   ----------    ------------    --------------
Net investment gains (losses)
 on investments arising during
 the period                                 (183,950)                  -             -          64,383          (119,567)
Reclassification adjustment for
 (losses) gains included in net
 income                                       (8,100)                  -             -           2,835            (5,265)
Impact of net unrealized
 investment gains (losses) on
 deferred policy acquisition
 costs, deferred sales
 inducements and valuation of
 business acquired                                 -              80,637             -         (28,222)           52,415
Impact of net unrealized
 investment (gains) losses on
 future policy benefits                            -                   -        (6,023)          2,109            (3,914)
                                   ------------------   -----------------   ----------    ------------    --------------
Balance, December 31, 2013         $         184,727    $        (66,452)   $   (8,187)   $    (39,363)   $       70,725
                                   ==================   =================   ==========    ============    ==============

(1)Includes cash flow hedges. See Note 11 for additional discussion of the Company's cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class at December 31:

                                                        2013           2012           2011
                                                   -------------- -------------- --------------
                                                                  (IN THOUSANDS)
Fixed maturity securities on which an OTTI loss
 has been recognized                               $          323 $          545 $      (1,740)
Fixed maturity securities, available-for-sale-all
 other                                                    184,891        375,409        436,812
Equity securities, available-for-sale                           2              4            561
Affiliated notes                                            3,113          4,386          5,263
Derivatives designated as cash flow hedges (1)            (3,653)        (3,068)          (962)
Other investments                                             374             46              3
                                                   -------------- -------------- --------------
Net Unrealized gains (losses) on investments       $      185,050 $      377,322 $      439,937
                                                   ============== ============== ==============

(1)See Note 11 for more information on cash flow hedges.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


DURATION OF GROSS UNREALIZED LOSS POSITIONS FOR FIXED MATURITIES AND EQUITY SECURITIES

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                              DECEMBER 31, 2013
                                                    ----------------------------------------------------------------------
                                                    LESS THAN TWELVE MONTHS  TWELVE MONTHS OR MORE           TOTAL
                                                    ----------------------  ----------------------- -----------------------
                                                                   GROSS                   GROSS                   GROSS
                                                                 UNREALIZED              UNREALIZED              UNREALIZED
                                                    FAIR VALUE    LOSSES     FAIR VALUE   LOSSES     FAIR VALUE   LOSSES
                                                    ----------  ----------- ----------- ----------- ----------- -----------
                                                                                (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies                $    3,347   $       34  $        -  $        -  $    3,347  $       34
Obligations of U.S. States and their political
 subdivisions                                            5,420          588       6,402         982      11,822       1,570
Corporate securities                                   351,306       11,923       2,704         370     354,010      12,293
Asset-backed securities                                 97,575        1,509           -           -      97,575       1,509
Commercial mortgage-backed securities                   86,132        5,249       2,941         269      89,073       5,518
Residential mortgage-backed securities                 100,150          972           -           -     100,150         972
                                                    ----------   ----------  ----------  ----------  ----------  ----------
   Total                                            $  643,930   $   20,275  $   12,047  $    1,621  $  655,977  $   21,896
                                                    ==========   ==========  ==========  ==========  ==========  ==========

EQUITY SECURITIES, AVAILABLE-FOR-SALE               $        -   $        -  $        -  $        -  $        -  $        -
                                                    ==========   ==========  ==========  ==========  ==========  ==========

                                                                                     DECEMBER 31, 2012
                                                             -------------------------------------------------------------------
                                                             LESS THAN TWELVE MONTHS TWELVE MONTHS OR MORE         TOTAL
                                                             ----------------------- --------------------- ---------------------
                                                                           GROSS                  GROSS                 GROSS
                                                                         UNREALIZED             UNREALIZED            UNREALIZED
                                                             FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                                             ----------  ----------  ---------- ---------- ---------- ----------
                                                                                      (IN THOUSANDS)
FIXED MATURITIES, AVAILABLE-FOR-SALE
U.S. Treasury securities and obligations of U.S. government
 authorities and agencies                                    $        -  $        -  $        - $        - $        - $        -
Obligations of U.S. States and their political subdivisions       7,090         350           -          -      7,090        350
Corporate securities                                             35,248         897      14,867        330     50,115      1,227
Asset-backed securities                                          13,817          42       2,994        290     16,811        332
Commercial mortgage-backed securities                             3,326          10           -          -      3,326         10
Residential mortgage-backed securities                                -           -           -          -          -          -
                                                              ----------  ---------- ---------- ---------- ---------- ----------
   Total                                                     $   59,481  $    1,299  $   17,861 $      620 $   77,342 $    1,919
                                                              ==========  ========== ========== ========== ========== ==========
EQUITY SECURITIES, AVAILABLE-FOR-SALE                        $        -  $        -  $        - $        - $        - $        -
                                                              ==========  ========== ========== ========== ========== ==========

The gross unrealized losses at December 31, 2013 and 2012, are composed of $20.4 million and $1.6 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $1.5 million and $0.3 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2013, $0.2 million of gross unrealized losses represented declines in value of greater than 20%, all of which had been in that position for less than six months, as compared to December 31, 2012, when none of the gross unrealized losses represented declines in value of greater than 20%. At December 31, 2013, $1.6 million of gross unrealized losses of twelve months or more were concentrated in U.S. obligations and the consumer non-cyclical sector of the Company's corporate securities. At December 31, 2012, $0.6 million of gross unrealized losses of twelve months or more were concentrated in asset-backed securities and the service and manufacturing sectors of the Company's corporate securities.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2013 or 2012. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2013, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


SECURITIES PLEDGED AND SPECIAL DEPOSITS

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                      2013          2012
                                                  ------------- -------------
                                                        (IN THOUSANDS)
   Fixed maturity securities, available-for-sale  $      46,156 $      37,533
   Other trading account assets                             287             -
                                                  ------------- -------------
   Total securities pledged                       $      46,443 $      37,533
                                                  ============= =============

As of December 31, 2013 and 2012, the carrying amount of the associated liabilities supported by the pledged collateral was $48 million and $39 million, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $8 million and $5 million at December 31, 2013 and 2012, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

                                                                               2013            2012           2011
                                                                         ---------------- -------------- --------------
                                                                                         (IN THOUSANDS)
Balance, beginning of year                                               $        906,814 $      666,764 $    1,357,156
Capitalization of commissions, sales and issue expenses                             4,050         25,081         41,994
Amortization-Impact of Assumption and experience unlocking and true-ups            31,666        274,503      (113,539)
Amortization-All Other                                                            353,895       (86,461)      (602,550)
Changes in unrealized investment gains and losses                                  49,079         26,927           (62)
Other (1)                                                                               -              -       (16,235)
                                                                         ---------------- -------------- --------------
Balance, end of year                                                     $      1,345,504 $      906,814 $      666,764
                                                                         ================ ============== ==============

(1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Note 7 for impact to DSI.

5.  VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

                                                                                 2013          2012          2011
                                                                             ------------- ------------- -------------
                                                                                          (IN THOUSANDS)
Balance, beginning of period                                                 $      43,090 $      29,010 $      32,497
Amortization-Impact of assumption and experience unlocking and true-ups (1)          6,376        21,931       (1,489)
Amortization-All other (1)                                                        (11,593)      (13,871)      (15,967)
Interest (2)                                                                         2,762         2,077         2,288
Change in unrealized gains/losses                                                    2,865         3,943        11,681
                                                                             ------------- ------------- -------------
Balance, end of year                                                         $      43,500 $      43,090 $      29,010
                                                                             ============= ============= =============

(1)The weighted average remaining expected life of VOBA was approximately 4.98 years from the date of acquisition.
(2)The interest accrual rate for the VOBA related to the businesses acquired was 6.14%, 6.18% and 4.81% for years ended December 31, 2013, 2012 and 2011.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

                                       2014       2015       2016       2017       2018
                                    ---------- ---------- ---------- ---------- ----------
                                                        (IN THOUSANDS)
Estimated future VOBA amortization  $    7,772 $    6,226 $    4,940 $    4,095 $    3,511

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


6.  REINSURANCE

The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB and GMAB features. These features are accounted for as embedded derivatives, and changes in the fair value of the embedded derivative are recognized through "Realized investment gains (losses), net." Please see Note 13 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the years ended December 31, 2013, 2012 and 2011, was as follows (in thousands):

                                                             UNAFFILIATED   AFFILIATED
                                                 GROSS          CEDED         CEDED          NET
                                            --------------  -------------  -----------  ------------
2013
Policy charges and fee income - Life (1)    $        3,472  $      (1,231) $         -  $      2,241
Policy charges and fee income - Annuity            809,549         (2,548)           -       807,001
Realized investment gains (losses), net          1,076,184              -   (1,260,535)     (184,351)
Policyholders' benefits                             29,874           (147)           -        29,727
General, administrative and other expenses  $      407,365  $        (776) $    (3,910) $    402,679

2012
Policy charges and fee income - Life (1)    $        3,522  $      (1,099) $         -  $      2,423
Policy charges and fee income - Annuity            796,711         (2,139)           -       794,572
Realized investment gains (losses), net            202,568              -     (285,798)      (83,230)
Policyholders' benefits                            124,517           (201)           -       124,316
General, administrative and other expenses  $      429,383  $        (784) $    (3,835) $    424,764

2011
Policy charges and fee income - Life (1)    $        3,711  $        (439) $         -  $      3,272
Policy charges and fee income - Annuity            825,000         (3,464)           -       821,536
Realized investment gains (losses), net         (1,224,770)             -    1,296,553        71,783
Policyholders' benefits                            128,873           (724)           -       128,149
General, administrative and other expenses  $      446,790  $        (924) $    (3,804) $    442,062

(1)Life insurance inforce face amounts at December 31, 2013, 2012 and 2011 was $128 million, $132 million and $141 million, respectively.

The Company's Statements of Financial Position also included reinsurance recoverables from Pruco Re and Prudential Insurance Company of America ("Prudential Insurance") of $749 million and $1,733 million at December 31, 2013 and 2012, respectively.

7.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company has issued traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (3) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has also issued annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits".

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits." As of December 31, 2013 and 2012, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                                               DECEMBER 31, 2013                    DECEMBER 31, 2012
                                                       ----------------------------------   ----------------------------------

                                                       IN THE EVENT OF  AT ANNUITIZATION/   IN THE EVENT OF  AT ANNUITIZATION/
                                                            DEATH       ACCUMULATION (1)         DEATH       ACCUMULATION (1)
                                                       ----------------------------------   ----------------------------------
VARIABLE ANNUITY CONTRACTS                                                         (IN THOUSANDS)

RETURN OF NET DEPOSITS
Account value                                          $     40,828,166               N/A   $     39,883,202               N/A
Net amount at risk                                     $        407,488               N/A   $        603,793               N/A
Average attained age of contractholders                        64 years               N/A           63 years               N/A
MINIMUM RETURN OR CONTRACT VALUE
Account value                                          $      8,446,938  $     40,678,507   $      8,293,324  $     39,685,368
Net amount at risk                                     $        916,094  $      1,272,641   $      1,242,583  $      2,147,087
Average attained age of contractholders                        66 years          64 years           65 years          63 years
Average period remaining until expected annuitization               N/A         0.2 years                N/A          0.4 year

(1)Includes income and withdrawal benefits described herein.

                                         DECEMBER 31, 2013                 DECEMBER 31, 2012
                                 --------------------------------- ---------------------------------

                                 UNADJUSTED VALUE  ADJUSTED VALUE  UNADJUSTED VALUE  ADJUSTED VALUE
                                 ---------------- ---------------- ---------------- ----------------
VARIABLE ANNUITY CONTRACTS                                 (IN THOUSANDS)
MARKET VALUE ADJUSTED ANNUITIES
Account value                    $      1,554,743 $      1,580,487 $      2,182,791 $      2,277,200

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                DECEMBER 31, 2013    DECEMBER 31, 2012
                             -------------------- --------------------

                                          (IN THOUSANDS)
         Equity funds                 $28,992,157          $25,813,087
         Bond funds                    14,924,698           15,189,565
         Money market funds             2,430,792            3,342,232
                             -------------------- --------------------
         Total                        $46,347,647          $44,344,884
                             ==================== ====================

In addition to the above mentioned amounts invested in separate account investment options, $2.9 billion and $3.8 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


LIABILITIES FOR GUARANTEE BENEFITS

The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB and GMIWB are included in "Future policy benefits." As discussed below, the Company and a reinsurance affiliate maintain a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                                  GMAB/GMWB/
                                                    GMDB            GMIWB             GMIB            TOTALS
                                                                       VARIABLE ANNUITY
                                              -------------------------------------------------------------------
                                                                        (IN THOUSANDS)
Beginning Balance as of December 31, 2010     $        130,490 $        164,282  $        13,377 $        308,149
Incurred guarantee benefits - Impact of
 assumption and experience unlocking and
 true-ups (1)                                           23,078                -              570           23,648
Incurred guarantee benefits (1)                         60,428        1,619,312              504        1,680,244
Paid guarantee benefits                               (36,278)                -             (74)         (36,352)
                                              ---------------- ----------------  --------------- ----------------
Beginning Balance as of December 31, 2011              177,718        1,783,594           14,377        1,975,689
                                              ---------------- ----------------  --------------- ----------------
Incurred guarantee benefits - Impact of
 assumption and experience unlocking and
 true-ups (1)                                           38,655                -            6,948           45,603
Incurred guarantee benefits (1)                         37,585            9,541            2,873           49,999
Paid guarantee benefits                               (31,431)                -            (682)         (32,113)
                                              ---------------- ----------------  --------------- ----------------
Beginning Balance as of December 31, 2012              222,527        1,793,135           23,516        2,039,178
                                              ---------------- ----------------  --------------- ----------------
Incurred guarantee benefits - Impact of
 assumption and experience unlocking and
 true-ups (1)                                         (60,075)                -         (14,050)         (74,125)
Incurred guarantee benefits (1)                         56,884       (1,014,909)           2,400        (955,628)
Paid guarantee benefits                               (27,507)                -            (747)         (28,254)
Changes in unrealized investment gains and
 losses                                                  8,041                -              160            8,201
                                              ---------------- ----------------  --------------- ----------------
Balance as of December 31, 2013               $        199,870 $        778,226  $        11,279 $        989,372
                                              ================ ================  =============== ================

(1)Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs the Company no longer offers) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contract holder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature and affiliated reinsurance agreements. The asset transfer feature, included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including, but not limited to, the impact of investment performance of the contractholder total account value. In general, but not always, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

SALES INDUCEMENTS

The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These deferred sales inducements are included in "Deferred sales inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as "Interest credited to policyholders' account balances", are as follows:

                                                                         SALES INDUCEMENTS
                                                                         -----------------
                                                                           (IN THOUSANDS)
Balance as of December 31, 2010                                                  $ 796,507
Capitalization                                                                      68,370
Amortization-Impact of assumption and experience unlocking and true-ups            (56,736)
Amortization-All other                                                            (378,682)
Change in unrealized gains/losses                                                      147
Other (1)                                                                           16,235
                                                                         -----------------
Balance as of December 31, 2011                                                    445,841
                                                                         -----------------
Capitalization                                                                      59,269
Amortization-Impact of assumption and experience unlocking and true-ups            133,214
Amortization-All other                                                             (94,752)
Change in unrealized gains/losses                                                   13,258
                                                                         -----------------
Balance as of December 31, 2012                                                    556,830
                                                                         -----------------
Capitalization                                                                      31,370
Amortization-Impact of assumption and experience unlocking and true-ups             13,038
Amortization-All other                                                             179,219
Change in unrealized gains/losses                                                   28,790
                                                                         -----------------
Balance as of December 31, 2013                                                  $ 809,247
                                                                         =================

(1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Note 4 for impact to DAC.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


8.   STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.

Statutory net income of the Company amounted to $406 million, $217 million and $177 million, for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory surplus of the Company amounted to $443 million and $448 million at December 31, 2013 and 2012, respectively.

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to its stockholder. The maximum dividend, which may be paid in any twelve month period without notification or approval, is limited to the greater of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $143 million after December 16, 2014, without prior approval.

On December 16, 2013 and June 26, 2013, the Company paid dividends of $100 million and $184 million, respectively, to its parent, Prudential Annuities, Inc. On December 11, 2012 and June 29, 2012, the Company paid dividends of $160 million and $248 million, respectively, to Prudential Annuities, Inc. On November 29, 2011 and June 30, 2011, the Company paid dividends of $318 million and $270 million, respectively, to Prudential Annuities, Inc.

9.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                               2013               2012                2011
                                                        ------------------ ------------------ --------------------

                                                                              (IN THOUSANDS)
Current tax expense:
U.S.                                                     $          36,759  $          26,637  $            32,230
State and local                                                          -                  -                    -
                                                        ------------------ ------------------ --------------------
Total                                                    $          36,759  $          26,637  $            32,230
                                                        ================== ================== ====================

Deferred tax expense:
U.S.                                                               295,613            196,997            (198,293)
State and local                                                          -                  -                    -
                                                        ------------------ ------------------ --------------------
Total                                                    $         295,613  $         196,997  $         (198,293)
                                                        ================== ================== ====================

Total income tax expense (benefit) on income from
 continuing operations                                             332,372            223,634            (166,063)
Income tax expense (benefit) reported in equity
 related to:
 Other comprehensive income (loss)                                (41,149)            (7,218)             (16,240)
 Additional paid-in capital                                          4,354              5,730                    -
                                                        ------------------ ------------------ --------------------
Total income tax expense (benefit)                       $         295,577  $         222,146  $         (182,303)
                                                        ================== ================== ====================

The Company's actual income tax expense on continuing operations for the years ended December 31, 2013, 2012, and 2011, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                      2013                2012                2011
                                               ------------------- ------------------- -------------------

                                                                     (IN THOUSANDS)

Expected federal income tax expense (benefit)   $          413,162  $          300,192  $        (111,165)
Non taxable investment income                             (69,665)            (66,895)            (47,451)
Tax credits                                               (10,595)            (10,279)             (7,517)
Other                                                        (529)                 616                  70
                                               ------------------- ------------------- -------------------
Total income tax expense (benefit)              $          332,372  $          223,634  $        (166,063)
                                               =================== =================== ===================

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2012 and current year results,

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's net income. These activities had no impact on the Company's 2011, 2012 or 2013 results.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2013                  2012
                                              --------------------- ---------------------
                                                            (IN THOUSANDS)
Deferred tax assets
  Insurance reserves                           $            292,815  $            398,481
  Investments                                               124,489                86,745
  Compensation reserves                                       1,860                 3,223
  Other                                                           -                 1,547
                                              --------------------- ---------------------
Deferred tax assets                                         419,165               489,996
                                              --------------------- ---------------------

Deferred tax liabilities
  VOBA and deferred policy acquisition cost                 435,775               269,507
  Deferred sales inducements                                 66,046               194,890
  Net unrealized gain on securities                         283,236               133,136
  Other                                                         464                     -
                                              --------------------- ---------------------
Deferred tax liabilities                                    785,521               597,533
                                              --------------------- ---------------------
Net deferred tax asset (liability)             $          (366,356)  $          (107,537)
                                              ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2013, and 2012.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $1,180 million, $858 million and $(318) million, and no income from foreign operations for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2013 and 2012, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties. The Company had zero unrecognized tax benefits as of December 31, 2013

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

and 2012. The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

At December 31, 2013, the Company remains subject to examination in the U.S. for tax years 2009 through 2013.

In 2009, the Company joined in filing the federal tax return with its ultimate parent, Prudential Financial, Inc. For tax years 2009 through 2013, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

10.  FAIR VALUE OF ASSETS AND LIABILITIES

FAIR VALUE MEASUREMENT - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short term investments and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


ASSETS AND LIABILITIES BY HIERARCHY LEVEL - The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                   AS OF DECEMBER 31, 2013
                                     -----------------------------------------------------------------------------------
                                         LEVEL 1          LEVEL 2          LEVEL 3        NETTING (2)         TOTAL
                                     ---------------- ---------------- ---------------- ---------------- ---------------
                                                                       (IN THOUSANDS)
Fixed maturities,
 available-for-sale:
U.S Treasury securities and
 obligations of U.S. government
 authorities and agencies             $             -  $         6,384  $             -  $             -  $        6,384
Obligations of U.S. states and
 their political subdivisions                       -           68,566                -                -          68,566
Foreign government bonds                            -           31,154                -                -          31,154
Corporate securities                                -        2,325,846           96,796                -       2,422,642
Asset-backed securities                             -          124,103           63,789                -         187,892
Commercial mortgage-backed
 securities                                         -          390,633                -                -         390,633
Residential mortgage-backed
 securities                                         -          156,945                -                -         156,945
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   Sub-total                                        -        3,103,631          160,585                -       3,264,216
Trading account assets:
Equity securities                               6,364                -              313                -           6,677
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   Sub-total                                    6,364                -              313                -           6,677
                                     ---------------- ---------------- ---------------- ---------------- ---------------

Equity securities,
 available-for-sale                                 -               16              192                -             208
Short-term investments                        118,188                -                -                -         118,188
Other long-term investments                         -           73,535              486         (73,535)             486
Reinsurance recoverables                            -                -          748,005                -         748,005
Receivables from parent and
 affiliates                                         -           19,071            6,347                -          25,418
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   Sub-total excluding separate
    account assets                            124,552        3,196,253          915,928         (73,535)       4,163,198

Separate account assets (1)                 1,190,903       45,435,925                -                -      46,626,828
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   TOTAL ASSETS                       $     1,315,455  $    48,632,178  $       915,928  $      (73,535)  $   50,790,026
                                     ================ ================ ================ ================ ===============
Future policy benefits (3)            $             -  $             -  $       778,226  $             -  $      778,226
Other liabilities                                   -           94,580                -         (72,822)          21,758
                                     ---------------- ---------------- ---------------- ---------------- ---------------
   TOTAL LIABILITIES                  $             -  $        94,580  $       778,226  $      (72,822)  $      799,984
                                     ================ ================ ================ ================ ===============

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


                                                                AS OF DECEMBER 31, 2012
                                     ------------------------------------------------------------------------------
                                         LEVEL 1        LEVEL 2         LEVEL 3       NETTING (2)        TOTAL
                                     --------------- -------------- --------------- --------------- ---------------
                                                                     (IN THOUSANDS)
Fixed maturities,
 available-for-sale:
U.S Treasury securities and
 obligations of U.S. government
 authorities and agencies             $            -  $       4,686  $            -  $            -  $        4,686
Obligations of U.S. states and
 their political subdivisions                      -        102,116               -               -         102,116
Foreign government securities                      -         55,529               -               -          55,529
Corporate securities                               -      3,095,699          95,555               -       3,191,254
Asset-backed securities                            -        118,179          69,298               -         187,477
Commercial mortgage-backed
 securities                                        -        394,902               -               -         394,902
Residential mortgage-backed
 securities                                        -        267,486               -               -         267,486
                                     --------------- -------------- --------------- --------------- ---------------
   Sub-total                                       -      4,038,597         164,853               -       4,203,450
Trading account assets:
Asset-backed securities                            -          2,022               -               -           2,022
Equity securities                              5,687              -             207               -           5,894
                                     --------------- -------------- --------------- --------------- ---------------
   Sub-total                                   5,687          2,022             207               -           7,916
                                     --------------- -------------- --------------- --------------- ---------------

Equity securities,
 available-for-sale                                -             22               -               -              22
Short-term investments                       103,761              -               -               -         103,761
Other long-term investments                        -        173,348           1,054        (42,352)         132,050
Reinsurance recoverables                           -              -       1,732,094               -       1,732,094
Receivables from parent and
 affiliates                                        -         20,632           1,995               -          22,627
                                     --------------- -------------- --------------- --------------- ---------------
   Sub-total excluding separate
    account assets                           109,448      4,234,621       1,900,203        (42,352)       6,201,920

Separate account assets (1)                  122,142     44,479,578               -               -      44,601,720
                                     --------------- -------------- --------------- --------------- ---------------
   TOTAL ASSETS                       $      231,590  $  48,714,199  $    1,900,203  $     (42,352)  $   50,803,640
                                     =============== ============== =============== =============== ===============
Future policy benefits (3)            $            -  $           -  $    1,793,137  $            -  $    1,793,137
Other liabilities                                  -         42,352               -        (42,352)               -
                                     --------------- -------------- --------------- --------------- ---------------
   TOTAL LIABILITIES                  $            -  $      42,352  $    1,793,137  $     (42,352)  $    1,793,137
                                     =============== ============== =============== =============== ===============

(1) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Statements of Financial Position.

(2) "Netting" amounts represent swap variation margin of $0.7 million and $0 million as of December 31, 2013 and December 31, 2012, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(3) For the year ended December 31, 2013, the net embedded derivative liability position of $778 million includes $245 million of embedded derivatives in an asset position and $1,023 million of embedded derivates in a liability position. For the year ended December 31, 2012, the net embedded derivative liability position of $1,793 million includes $84 million of embedded derivatives in an asset position and $1,877 million of embedded derivates in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

FIXED MATURITY SECURITIES - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information with an internally developed valuation. As of December 31, 2013 and December 31, 2012 over-rides on a net basis were not material. Pricing service over-rides, internally developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. If the fair value is determined using pricing inputs that are observable in the market, the securities have been reflected within Level 2; otherwise a Level 3 classification is used.

TRADING ACCOUNT ASSETS - Trading account assets consist primarily of equity securities whose fair values are determined consistent with similar instruments described below under "Equity Securities."

EQUITY SECURITIES - Equity securities consist principally of investments in common stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

DERIVATIVE INSTRUMENTS - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, non-performance risk, volatility, and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including overnight indexed swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

The vast majority of the Company's derivative agreements are with highly rated major international financial institutions. To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models, such as Monte Carlo simulation models and other techniques, that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2013 and December 31, 2012, there were derivatives with the fair value of $0 and $0.7 million, respectively, classified within Level 3, and all other derivatives were classified within Level 2. See Note 11 for more details on the fair value of derivative instruments by primary underlying.

SHORT-TERM INVESTMENTS - Short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

SEPARATE ACCOUNT ASSETS - Separate Account Assets include fixed maturity securities, treasuries, and equity securities for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and "Equity Securities."

RECEIVABLES FROM PARENT AND AFFILIATES - Receivables from Parent and Affiliates carried at fair value include affiliated bonds within the Company's legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

REINSURANCE RECOVERABLES - Reinsurance recoverables carried at fair value include the reinsurance of the Company's living benefit guarantees on certain of its variable annuities. These guarantees are accounted for as embedded derivatives and are described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantees.

FUTURE POLICY BENEFITS - The liability for future policy benefits primarily includes general account liabilities for the optional living benefit features of the Company's variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived risk of its own non-performance, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account value. The Company's discount rate assumption is based on the LIBOR swap curve, adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations, and other data, including any observable market data, such as available industry studies or market transactions such as acquisitions and reinsurance transactions. These assumptions are generally updated in the third quarter of each year unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

TRANSFERS BETWEEN LEVELS 1 AND 2 - Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. The classification of Separate Account funds may vary dependent on the availability of information to the public. Should a fund's net asset value become publicly observable, the fund would be transferred from Level 2 to Level 1. During the year ended December 31, 2013, $933 million was transferred from Level 2 to Level 1. During the year ended December 31, 2012, $5 million was transferred from Level 2 to Level 1. During the year ended December 31, 2012, $7 million of preferred stock was transferred from Level 1 to Level 2. These transfers were the result of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy. Transfers between levels are generally reported at the values as of the beginning of the period in which the transfers occur.

LEVEL 3 ASSETS AND LIABILITIES BY PRICE SOURCE - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                      AS OF DECEMBER 31, 2013
                                        ---------------------------------------------------
                                          INTERNAL (1)       EXTERNAL (2)        TOTAL
                                        ----------------   --------------   ---------------
                                                          (IN THOUSANDS)
Corporate securities                    $         94,730   $        2,066   $        96,796
Asset-backed securities                                -           63,789            63,789
Equity securities                                    192              313               505
Other long-term Investments                            -              486               486
Reinsurance recoverables                         748,005                -           748,005
Receivables from parent and affiliates                 -            6,347             6,347
                                        ----------------   --------------   ---------------
  TOTAL ASSETS                          $        842,927   $       73,001   $       915,928
                                        ================   ==============   ===============
Future policy benefits                           778,226                -           778,226
                                        ----------------   --------------   ---------------
  TOTAL LIABILITIES                     $        778,226   $            -   $       778,226
                                        ================   ==============   ===============

                                                      AS OF DECEMBER 31, 2012
                                        ---------------------------------------------------
                                          INTERNAL (1)      EXTERNAL (2)         TOTAL
                                        ----------------   --------------   ---------------
                                                          (IN THOUSANDS)
Corporate securities                    $         92,263   $        3,292   $        95,555
Asset-backed securities                                -           69,298            69,298
Equity securities                                      -              207               207
Other long-term Investments                          739              315             1,054
Reinsurance recoverables                       1,732,094                -         1,732,094
Receivables from parent and affiliates                 -            1,995             1,995
                                        ----------------   --------------   ---------------
  TOTAL ASSETS                          $      1,825,096   $       75,107   $     1,900,203
                                        ================   ==============   ===============
Future policy benefits                         1,793,137                -         1,793,137
                                        ----------------   --------------   ---------------
  TOTAL LIABILITIES                     $      1,793,137   $            -   $     1,793,137
                                        ================   ==============   ===============

(1)Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally-developed valuation for significant items in the above table.
(2)Represents unadjusted prices from independent pricing services and independent non-binding broker quotes where pricing inputs are not readily available.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


QUANTITATIVE INFORMATION REGARDING INTERNALLY PRICED LEVEL 3 ASSETS AND LIABILITIES - The tables below present quantitative information on significant internally priced Level 3 assets and liabilities.

                                                                  AS OF DECEMBER 31, 2013
                     -------------------------------------------------------------------------------------------
                                      PRIMARY VALUATION         UNOBSERVABLE                          WEIGHTED
                       FAIR VALUE        TECHNIQUES               INPUTS            MINIMUM  MAXIMUM  AVERAGE
                     -------------- --------------------- ------------------------ -------- -------- ----------
                                                                       (IN THOUSANDS)
ASSETS:

 Corporate
 securities          $       94,730 Discounted cash flow  Discount rate               3.73%   12.06%   3.90%
-----------------------------------------------------------------------------------------------------------------

 Reinsurance
 recoverables        $      748,005 Fair values are determined in the same manner as future policy benefits
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:


 Future
 policy
 benefits
 (2)                 $      778,226 Discounted cash flow  Lapse rate (3)                 0%      11%

                                                          NPR spread (4)              0.08%    1.09%
                                                          Utilization rate (5)          70%      94%
                                                          Withdrawal rate (6)           86%     100%
                                                          Mortality rate (7)             0%      13%
                                                          Equity Volatility curve       15%      28%
-----------------------------------------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31, 2012
                     -------------------------------------------------------------------------------------------
                                      PRIMARY VALUATION         UNOBSERVABLE                           WEIGHTED
                       FAIR VALUE        TECHNIQUES               INPUTS           MINIMUM  MAXIMUM   AVERAGE
                     -------------- --------------------- ------------------------ -------- -------- ----------
                                            (IN THOUSANDS)
ASSETS:

Corporate securities $       92,263 Discounted cash flow  Discount rate               3.27%   17.50%   3.74%
                                    Cap at call price     Call price                100.00%  100.00%
----------------------------------------------------------------------------------------------------------------

 Reinsurance
 recoverables        $    1,732,094 Fair values are determined in the same manner as future policy benefits
----------------------------------------------------------------------------------------------------------------
LIABILITIES:


 Future
 policy
 benefits (2)        $    1,793,137 Discounted cash flow  Lapse rate (3)                 0%      14%

                                                          NPR spread (4)              0.20%    1.60%
                                                          Utilization rate (5)          70%      94%
                                                          Withdrawal rate (6)           85%     100%
                                                          Mortality rate (7)             0%      13%
                                                          Equity Volatility curve       19%      34%
-----------------------------------------------------------------------------------------------------------------

                     -----------------------
                       IMPACT OF INCREASE IN
                     INPUT ON FAIR VALUE (1)
                     -----------------------

ASSETS:

 Corporate
 securities                 Decrease
---------------------------------------------

 Reinsurance
 recoverables
---------------------------------------------
LIABILITIES:


 Future
 policy
 benefits
 (2)                        Decrease

                            Decrease
                            Increase
                            Increase
                            Decrease
                            Increase
---------------------------------------------


                     -----------------------
                     IMPACT OF INCREASE IN
                     INPUT ON FAIR VALUE (1)
                     -----------------------

ASSETS:

Corporate securities        Decrease
                            Increase
----------------------------------------------

 Reinsurance
 recoverables
----------------------------------------------
LIABILITIES:


 Future
 policy
 benefits (2)               Decrease

                            Decrease
                            Increase
                            Increase
                            Decrease
                            Increase
---------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(3)Base lapse rates are adjusted at the contract level based on a comparison of the benefit amount and the policyholder account value and reflect other factors, such as the applicability of any surrender charges. A dynamic lapse adjustment reduces the base lapse rate when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(4)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of individual living benefit contracts in a liability position and generally not to those in a contra-liability position. In determining the NPR spread, the Company reflects the financial strength ratings of the Company and its affiliates as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements adjusted for any illiquidity risk premium.
(5)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. These assumptions vary based on the product type, the age of the contractholder, and the age of the contract. The impact of changes in these assumptions is highly dependent on the contract type and age of the contractholder at the time of the sale and the timing of the first lifetime income withdrawal.
(6)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(7)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


INTERRELATIONSHIPS BETWEEN UNOBSERVABLE INPUTS - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The unobservable contractholder behavior inputs related to the liability for the optional living benefit features of the Company's variable annuity contracts included in future policy benefits are generally based on emerging experience, future expectations, and other data. While experience for these products is still emerging, the Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. The dynamic lapse adjustment assumes lower lapses when the benefit amount is greater than the account value, as in-the-money contracts are less likely to lapse. Therefore, to the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, the dynamic lapse function will reduce lapse rates for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, the dynamic lapse function will lower overall lapse rates as contracts become more in-the-money.

VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data, such as available industry studies. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


CHANGES IN LEVEL 3 ASSETS AND LIABILITIES - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                                 YEAR ENDED DECEMBER 31, 2013
                                      -----------------------------------------------------------------------------------
                                                FIXED MATURITIES AVAILABLE-FOR-SALE
                                      -------------------------------------------------------

                                                                                                      TRADING
                                                                                                      ACCOUNT          EQUITY
                                                               ASSET-             COMMERCIAL          ASSETS -       SECURITIES
                                         CORPORATE             BACKED             MORTGAGE-            EQUITY        AVAILABLE-
                                        SECURITIES           SECURITIES             BACKED           SECURITIES       FOR-SALE
                                      -------------------------------------------------------------------------------------------
                                                                        (IN THOUSANDS)
Fair Value, beginning of period
 assets/(liabilities)                  $      95,555      $        69,298         $        -        $       207      $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                                49                    -                  -                  -               -
    Asset management fees and
     other income                                  -                    -                  -                106               -
   Included in other comprehensive
    income (loss)                             (4,179)                (470)                18                  -               -
 Net investment income                         4,729                  454                  -                  -               -
 Purchases                                     4,817               40,868             17,169                  -             192
 Sales                                             -                    -                  -                  -               -
 Issuances                                         -                    -                  -                  -               -
 Settlements                                  (4,629)             (13,924)                 -                  -               -
 Transfers into Level 3 (1)                    4,976                    -                  -                  -               -
 Transfers out of Level 3 (1)                 (4,522)             (29,441)           (17,187)                 -               -
 Other (3)                                         -               (2,996)                 -                  -               -
                                      ---------------     ---------------      ----------------     -----------      ----------
Fair Value, end of period
 assets/(liabilities)                  $      96,796      $        63,789         $        -        $       313      $      192
                                      ===============     ===============      ================     ===========      ==========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (2):
   Included in earnings:
    Realized investment gains
     (losses), net                     $           -      $             -         $        -        $         -      $        -
    Asset management fees and
     other income                      $           -      $             -         $        -        $       107      $        -

                                                           YEAR ENDED DECEMBER 31, 2013
                                      ----------------------------------------------------------------------
                                                                               RECEIVABLES FROM        FUTURE
                                      OTHER LONG-TERM       REINSURANCE           PARENT AND           POLICY
                                        INVESTMENTS         RECOVERABLES          AFFILIATES          BENEFITS
                                      -------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)
Fair Value, beginning of period
 assets/(liabilities)                  $       1,054      $     1,732,094         $    1,995        $(1,793,137)
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                              (739)          (1,220,073)                 -          1,262,310
    Asset management fees and
     other income                                 60                    -                  -                  -
   Included in other comprehensive
    income (loss)                                  -                    -                 99                  -
 Net investment income                             -                    -                  -                  -
 Purchases                                       111              235,984              6,250                  -
 Sales                                             -                    -             (2,996)                 -
 Issuances                                         -                    -                  -           (247,399)
 Settlements                                       -                    -                  -                  -
 Transfers into Level 3 (1)                        -                    -                  -                  -
 Transfers out of Level 3 (1)                      -                    -             (1,997)                 -
 Other (3)                                         -                    -              2,996                  -
                                       -------------      ---------------         ----------        -----------
Fair Value, end of period
 assets/(liabilities)                  $         486      $       748,005         $    6,347        $  (778,226)
                                       =============      ===============         ==========        ===========
Unrealized gains (losses) for the
 period relating to those
 Level 3 assets that were still
   held at the end of the period
   (2):
   Included in earnings:
    Realized investment gains
     (losses), net                     $           -      $    (1,166,676)        $        -        $ 1,207,600
    Asset management fees and
     other income                      $          51      $             -         $        -        $         -

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


                                                       YEAR ENDED DECEMBER 31, 2012
                            -----------------------------------------------------------------------------------
                            FIXED MATURITIES AVAILABLE-FOR-SALE
                            ----------------------------------

                                                                    TRADING
                                                                    ACCOUNT        OTHER LONG-
                               CORPORATE         ASSET BACKED       ASSETS -          TERM            REINSURANCE
                               SECURITIES         SECURITIES         EQUITY        INVESTMENTS        RECOVERABLES
                            ---------------------------------------------------------------------------------------------
                                                              (IN THOUSANDS)
Fair Value, beginning of
 period
 assets/(liabilities)        $      89,658        $    48,563      $      203     $      1,213      $      1,747,757
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment
     gains (losses), net             1,606                  -               -           (2,326)             (244,519)
    Asset management
     fees and other
     income                              -                  -               4               (3)                    -
   Included in other
    comprehensive income
    (loss)                           2,271              1,109               -                -                     -
 Net investment income               4,634                649               -                -                     -
 Purchases                           5,400             30,311               -            2,166               228,856
 Sales                                 (29)                 -               -                -                     -
 Issuances                               -                  -               -                -                     -
 Settlements                        (8,286)           (11,334)              -                4                     -
 Transfers into Level 3
   (1)                              11,992                  -               -                -                     -
 Transfers out of Level
   3 (1)                           (11,691)                 -               -                -                     -
                             -------------        -----------      ----------     ------------      ----------------
Fair Value, end of
 period
 assets/(liabilities)        $      95,555        $    69,298      $      207     $      1,054      $      1,732,094
                             =============        ===========      ==========     ============      ================
Unrealized gains
 (losses) for the period
 relating to those Level
 3 assets that were
 still held at the end
 of the period (2):
 Included in earnings:
   Realized investment
    gains (losses), net      $           -        $         -      $        -     $     (1,349)     $       (194,274)
    Asset management
     fees and other
     income                  $           -        $         -      $        4     $         (3)     $              -

                              YEAR ENDED DECEMBER 31, 2012
                            -------------------------------

                            RECEIVABLES FROM
                               PARENT AND        FUTURE POLICY
                               AFFILIATES          BENEFITS
                            -----------------------------------
                                     (IN THOUSANDS)
Fair Value, beginning of
 period
 assets/(liabilities)        $           -        $(1,783,595)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment
     gains (losses), net                 -            230,349
    Asset management
     fees and other
     income                              -                  -
   Included in other
    comprehensive income
    (loss)                              (5)                 -
 Net investment income                   -                  -
 Purchases                           2,000                  -
 Sales                                   -                  -
 Issuances                               -           (239,891)
 Settlements                             -                  -
 Transfers into Level 3
   (1)                                   -                  -
 Transfers out of Level
   3 (1)                                 -                  -
                             -------------        -----------
Fair Value, end of
 period
 assets/(liabilities)        $       1,995        $(1,793,137)
                             =============        ===========
Unrealized gains
 (losses) for the period
 relating to those
 Level 3 assets that
   were still held at
   the end of the
   period (2):
   Included in earnings:
    Realized investment
     gains (losses), net     $           -        $   179,477
    Asset management
     fees and other
     income                  $           -        $         -

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


                                                                    YEAR ENDED DECEMBER 31, 2011
                                 ------------------------------------------------------------------------------------------------
                                 FIXED MATURITIES AVAILABLE-FOR-SALE
                                 ------------------------------------


                                                                             EQUITY
                                                                          SECURITIES -      OTHER LONG-
                                     CORPORATE          ASSET BACKED       AVAILABLE-          TERM            REINSURANCE
                                    SECURITIES           SECURITIES         FOR-SALE        INVESTMENTS        RECOVERABLE
                                 -------------------------------------------------------------------------------------------------
                                                                           (IN THOUSANDS)
Fair Value, beginning of
 period assets/(liabilities)      $       74,255       $      53,857         $   -         $          -      $        186,735
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                            46                   -             -               (1,285)            1,348,271
    Asset management fees and
     other income                              -                   -             -                  (19)                    -
   Included in other
    comprehensive income
    (loss)                                 5,472                 206             -                    -                     -
 Net investment income                     4,579                 430             1                    -                     -
 Purchases                                 8,702                   -             -                  262               212,751
 Sales                                         -                   -          (747)                   -                     -
 Issuances                                     -                   -             -                    -                     -
 Settlements                              (5,356)             (5,930)            -                    -                     -
 Transfers into Level 3 (1)               51,135                   -           976                2,255                     -
 Transfers out of Level 3 (1)            (49,175)                  -             -                    -                     -
 Other (3)                                     -                   -          (230)                   -                     -
                                  --------------       -------------         -----         ------------      ----------------
Fair Value, end of period
 assets/(liabilities)             $       89,658       $      48,563         $   -         $      1,213      $      1,747,757
                                  ==============       =============         =====         ============      ================
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                $            -       $           -         $   -         $     (1,311)     $      1,356,358
    Asset management fees and
     other income                 $            -       $           -         $   -         $        (19)     $              -

                                    YEAR ENDED
                                 DECEMBER 31, 2011
                                 -----------------
                                   FUTURE POLICY
                                     BENEFITS
                                 -----------------
                                  (IN THOUSANDS)
Fair Value, beginning of
 period assets/(liabilities)      $     (164,283)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                    (1,396,276)
    Asset management fees and
     other income                              -
   Included in other
    comprehensive income
    (loss)                                     -
 Net investment income                         -
 Purchases                                     -
 Sales                                  (223,036)
 Issuances                                     -
 Settlements                                   -
 Transfers into Level 3 (1)                    -
 Transfers out of Level 3 (1)                  -
                                  --------------
Fair Value, end of period
 assets/(liabilities)              $  (1,783,595)
                                  ==============
Unrealized gains (losses) for
 the period relating to
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net                $   (1,403,609)

                                 -



                                  TRADING
                                  ACCOUNT
                                  ASSETS -
                                   EQUITY
                                 SECURITIES
                                 ------------

Fair Value, beginning of
 period assets/(liabilities)     $        -
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                        -
    Asset management fees and
     other income                       (27)
   Included in other
    comprehensive income
    (loss)                                -
 Net investment income                    -
 Purchases                                -
 Sales                                    -
 Issuances                                -
 Settlements                              -
 Transfers into Level 3 (1)               -
 Transfers out of Level 3 (1)             -
 Other (3)                              230
                                 ----------
Fair Value, end of period
 assets/(liabilities)            $      203
                                 ==========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net               $        -
    Asset management fees and
     other income                $      (27)








Fair Value, beginning of
 period assets/(liabilities)
 Total gains or (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net
    Asset management fees and
     other income
   Included in other
    comprehensive income
    (loss)
 Net investment income
 Purchases
 Sales
 Issuances
 Settlements
 Transfers into Level 3 (1)
 Transfers out of Level 3 (1)

Fair Value, end of period
 assets/(liabilities)

Unrealized gains (losses) for
 the period relating to
 Level 3 assets that were
   still held at the end of
   the period (2):
   Included in earnings:
    Realized investment gains
     (losses), net

(1)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)"Other" primarily represents reclasses of certain assets between reporting categories.

TRANSFERS - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company is able to validate.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


For the year ended December 31, 2011, the majority of Equity Securities Available-for-Sale transfers into Level 3 were due to the determination that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on indicative broker quotes which could not always be verified against directly observable market information.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                               DECEMBER 31, 2013                DECEMBER 31, 2012
                                                 --------------------------------------------- -------------------

                                                                                     CARRYING             CARRYING
                                                             FAIR VALUE             AMOUNT (1) FAIR VALUE  AMOUNT
-                                                ---------------------------------- ---------- ---------- --------

                                                 LEVEL 1 LEVEL 2  LEVEL 3   TOTAL     TOTAL      TOTAL     TOTAL
                                                 ------- -------- -------- -------- ---------- ---------- --------
                                                                (IN THOUSANDS)
ASSETS:
  Commercial mortgage and other loans             $    - $      - $422,584 $422,584   $398,991   $473,964 $426,981
  Policy loans                                         -        -   12,454   12,454     12,454     11,957   11,957
  Other long term investments                          -        -    1,623    1,623      1,440        983      877
  Cash                                             1,417        -        -    1,417      1,417        266      266
  Accrued investment income                            -   32,169        -   32,169     32,169     44,656   44,656
  Receivables from parent and affiliates               -   10,177        -   10,177     10,177        199      199
  Other assets                                         -   11,190        -   11,190     11,190     12,410   12,410
                                                 ------- -------- -------- -------- ---------- ---------- --------
   TOTAL ASSETS                                   $1,417 $ 53,536 $436,661 $491,614   $467,838   $544,435 $497,346
                                                 ======= ======== ======== ======== ========== ========== ========
LIABILITIES:
  Policyholders' Account Balances - Investment
   contracts                                      $    - $      - $ 84,153 $ 84,153   $ 85,672   $ 78,159 $ 75,242
  Cash collateral for loaned securities                -   47,896        -   47,896     47,896     38,976   38,976
  Short-term debt                                      -  218,488        -  218,488    205,000          -        -
  Long-term debt                                       -        -        -        -          -    426,827  400,000
  Payables to parent and affiliates                    -   85,204        -   85,204     85,204     94,953   94,953
  Other liabilities                                    -  101,656        -  101,656    101,656     99,094   99,094
  Separate account liabilities - investment
   contracts                                           -      796        -      796        796        964      964
                                                 ------- -------- -------- -------- ---------- ---------- --------
   TOTAL LIABILITIES                              $    - $454,040 $ 84,153 $538,193   $526,224   $738,973 $709,229
                                                 ======= ======== ======== ======== ========== ========== ========

(1)Carrying values presented herein differ from those in the Company's Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

COMMERCIAL MORTGAGE AND OTHER LOANS

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

POLICY LOANS

Policy Loans carrying value approximates fair value.

OTHER LONG-TERM INVESTMENTS

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. For the year end December 31, 2013 and 2012 no such adjustments were made.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


CASH, ACCRUED INVESTMENT INCOME, RECEIVABLES FROM PARENT AND AFFILIATES, AND OTHER ASSETS

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash, accrued investment income, and other assets that meet the definition of financial instruments, including receivables such as unsettled trades, accounts receivable.

POLICYHOLDERS' ACCOUNT BALANCES - INVESTMENT CONTRACTS

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities and payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own non-performance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

CASH COLLATERAL FOR LOANED SECURITIES

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received/paid.

DEBT

The fair value of short term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

OTHER LIABILITIES AND PAYABLES TO PARENT AND AFFILIATES

Other liabilities and Payables to Parent and Affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

SEPARATE ACCOUNT LIABILITIES - INVESTMENT CONTRACTS

Only the portion of separate account liabilities related to products that are investments contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees. Therefore, carrying value approximates fair value.

11.   DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

INTEREST RATE CONTRACTS

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

EQUITY CONTRACTS

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


FOREIGN EXCHANGE CONTRACTS

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

CREDIT CONTRACTS

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives written section for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

EMBEDDED DERIVATIVES

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 10.

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $778 million and $1,793 million as of December 31, 2013 and December 31, 2012, respectively. The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re and Prudential Insurance included in "Reinsurance recoverables" was an asset of $748 million and $1,733 million as of December 31, 2013 and December 31, 2012, respectively.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts used in a non-broker-dealer capacity, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                    DECEMBER 31, 2013                  DECEMBER 31, 2012
                            --------------------------------- ------------------------------------
                                           GROSS FAIR VALUE                      GROSS FAIR VALUE
                              NOTIONAL   --------------------       NOTIONAL   ---------------------
                               AMOUNT     ASSETS  LIABILITIES        AMOUNT     ASSETS   LIABILITIES
                            ------------------------------------------------------------------------

                                                        (IN THOUSANDS)
DERIVATIVES DESIGNATED
 AS HEDGE ACCOUNTING
 INSTRUMENTS:
Currency/Interest Rate      $     72,247 $    940 $  (4,635)      $     65,612 $     192 $  (3,309)
                            ------------ -------- ----------      ------------ --------- ----------
TOTAL QUALIFYING HEDGES     $     72,247 $    940 $  (4,635)      $     65,612 $     192 $  (3,309)
                            ============ ======== ==========      ============ ========= ==========
DERIVATIVES NOT
 QUALIFYING AS HEDGE
 ACCOUNTING INSTRUMENTS:
INTEREST RATE
Interest Rate Swaps         $  1,533,750 $ 59,872 $ (80,601)      $  2,332,950 $ 139,258 $ (24,075)
Interest Rate Options            100,000    6,534          -           100,000    15,330          -
CURRENCY/INTEREST RATE
Foreign Currency Swaps            55,919       19    (1,349)            61,126     1,715    (2,894)
CREDIT
Credit Default Swaps               6,050        -      (115)           345,050       411    (1,413)
EQUITY
Total Return Swaps               219,896        -    (4,712)           253,766       193    (3,741)
Equity Options                13,170,805    6,170    (3,168)         7,800,982    16,988    (6,920)
                            ------------ -------- ----------      ------------ --------- ----------
TOTAL NON-QUALIFYING
 HEDGES                     $ 15,086,420 $ 72,595 $ (89,945)      $ 10,893,874 $ 173,895 $ (39,043)
                            ============ ======== ==========      ============ ========= ==========
TOTAL DERIVATIVES (1)       $ 15,158,667 $ 73,535 $ (94,580)      $ 10,959,486 $ 174,087 $ (42,352)
                            ============ ======== ==========      ============ ========= ==========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $778 million and $1,793 million as of December 31, 2013 and December 31, 2012, respectively, included in "Future policy benefits."

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


OFFSETTING ASSETS AND LIABILITIES

The following table presents recognized derivative instruments (including bifurcated embedded derivatives) that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                              DECEMBER 31, 2013
                                       ---------------------------------------------------------------
                                                                       NET
                                          GROSS    GROSS AMOUNTS     AMOUNTS
                                       AMOUNTS OF  OFFSET IN THE  PRESENTED IN
                                       RECOGNIZED   STATEMENT OF  THE STATEMENT  FINANCIAL
                                        FINANCIAL    FINANCIAL    OF FINANCIAL  INSTRUMENTS/   NET
                                       INSTRUMENTS    POSITION      POSITION     COLLATERAL   AMOUNT
                                       ----------- -------------- ------------- ------------ ---------

                                                               (IN THOUSANDS)
OFFSETTING OF FINANCIAL ASSETS:
Derivatives                             $ 73,535     $(73,535)      $      -     $        -  $       -
                                        ========     =========      ========     ==========  =========
OFFSETTING OF FINANCIAL LIABILITIES:
Derivatives                             $ 94,580     $  72,822      $ 21,758     $ (24,491)  $ (2,733)
                                        ========     =========      ========     ==========  =========

                                                              DECEMBER 31, 2012
                                       ---------------------------------------------------------------
                                                       GROSS           NET
                                          GROSS    AMOUNTS OFFSET    AMOUNTS
                                       AMOUNTS OF      IN THE     PRESENTED IN
                                       RECOGNIZED   STATEMENT OF  THE STATEMENT  FINANCIAL
                                        FINANCIAL    FINANCIAL    OF FINANCIAL  INSTRUMENTS/   NET
                                       INSTRUMENTS    POSITION      POSITION     COLLATERAL   AMOUNT
                                       ---------------------------------------------------------------
                                                               (IN THOUSANDS)
OFFSETTING OF FINANCIAL ASSETS:
Derivatives                             $174,087     $(42,352)      $131,735     $        -  $ 131,735
                                        ========     =========      ========     ==========  =========
OFFSETTING OF FINANCIAL LIABILITIES:
Derivatives                             $ 42,352     $(42,352)      $      -     $        -  $       -
                                        ========     =========      ========     ==========  =========

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below.

CASH FLOW HEDGES

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                         YEAR ENDED DECEMBER 31, 2013
                                                      ------------------------------------------------------------------
                                                                                                           ACCUMULATED
                                                         REALIZED                                             OTHER
                                                        INVESTMENT      NET INVESTMENT                    COMPREHENSIVE
                                                      GAINS/(LOSSES)        INCOME        OTHER INCOME     INCOME (1)
                                                      ------------------------------------------------------------------
                                                                                (IN THOUSANDS)
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
CASH FLOW HEDGES
  Currency/Interest Rate                                   $       -               (89)             (7)            (585)
                                                      --------------    --------------    ------------    -------------
  Total cash flow hedges                                           -               (89)             (7)            (585)
                                                      --------------    --------------    ------------    -------------
DERIVATIVES NOT QUALIFYING AS HEDGING INSTRUMENTS:
  Interest Rate                                             (116,025)                -               -                -
  Currency/Interest Rate                                        (204)                -              24                -
  Credit                                                        (103)                -               -                -
  Equity                                                     (79,498)                -               -                -
  Embedded Derivatives                                         1,775                 -               -                -
                                                      --------------    --------------    ------------    -------------
  Total non-qualifying hedges                               (194,055)                -              24                -
                                                      --------------    --------------    ------------    -------------
  Total                                                    $(194,055)              (89)             17             (585)
                                                      ==============    ==============    ============    =============

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31, 2012
                                                         ------------------------------------------------------------------------
                                                                                                                    ACCUMULATED
                                                            REALIZED                                                   OTHER
                                                           INVESTMENT        NET INVESTMENT                        COMPREHENSIVE
                                                         GAINS/(LOSSES)          INCOME          OTHER INCOME       INCOME (1)
                                                         ------------------------------------------------------------------------
                                                                                    (IN THOUSANDS)
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
CASH FLOW HEDGES
  Currency/Interest Rate                             $                -  $             (116) $             14  $          (2,106)
                                                         --------------      --------------      ------------      -------------
  Total cash flow hedges                                              -                (116)               14             (2,106)
DERIVATIVES NOT QUALIFYING AS HEDGING INSTRUMENTS:
  Interest Rate                                                   5,030                   -                 -                  -
  Currency                                                          (15)                  -                 -                  -
  Currency/Interest Rate                                         (1,368)                  -               (17)                 -
  Credit                                                            143                   -                 -                  -
  Equity                                                        (56,158)                  -                 -                  -
  Embedded Derivatives                                          (55,295)                  -                 -                  -
                                                         --------------      --------------      ------------      -------------
  Total non-qualifying hedges                                  (107,663)                  -               (17)                 -
                                                         --------------      --------------      ------------      -------------
  TOTAL                                                       $(107,663)              $(116)             $ (3)           $(2,106)
                                                         ==============      ==============      ============      =============

                                                                             YEAR ENDED DECEMBER 31, 2011
-                                                        --------------------------------------------------------------------
                                                                                                                    ACCUMULATED
                                                            REALIZED              NET                                  OTHER
                                                           INVESTMENT          INVESTMENT                          COMPREHENSIVE
                                                         GAINS/(LOSSES)          INCOME          OTHER INCOME       INCOME (1)
                                                         ------------------------------------------------------------------------
                                                                                    (IN THOUSANDS)
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS:
CASH FLOW HEDGES
  Currency/Interest Rate                             $                -  $              (89) $              1  $           1,504
                                                         --------------      --------------      ------------      -------------
  Total cash flow hedges                                              -                 (89)                1              1,504
DERIVATIVES NOT QUALIFYING AS HEDGING INSTRUMENTS:
  Interest Rate                                                 114,601                   -                 -                  -
  Currency/Interest Rate                                          1,281                   -                 -                  -
  Credit                                                            915                   -                 -                  -
  Equity                                                        (28,070)                  -                 -                  -
  Embedded Derivatives                                         (100,093)                  -                 -                  -
                                                         --------------      --------------      ------------      -------------
  Total non-qualifying hedges                                   (11,366)                  -                 -                  -
                                                         --------------      --------------      ------------      -------------
  TOTAL                                              $          (11,366) $              (89) $              1  $           1,504
                                                         ==============      ==============      ============      =============

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2013, 2012 and 2011, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (IN THOUSANDS)
                                                                                     ----------------
Balance, December 31, 2010                                                                    $(2,462)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2011             1,415
Amount reclassified into current period earnings                                                   85
                                                                                     ----------------
Balance, December 31, 2011                                                                       (962)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012            (2,207)
Amount reclassified into current period earnings                                                  101
                                                                                     ----------------
Balance, December 31, 2012                                                                     (3,068)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013              (680)
Amount reclassified into current period earnings                                                   95
                                                                                     ----------------
Balance, December 31, 2013                                                                    $(3,653)
                                                                                     ================

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


As of December 31, 2013 and 2012, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

CREDIT DERIVATIVES WRITTEN

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. As of December 31, 2013, the Company had no outstanding written credit derivatives. As of December 31, 2012, the Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, was $315 million notional of credit default swap ("CDS") selling protection with an associated fair value of less than $1 million. The underlying credits had NAIC designation ratings of 1 and 2.

The following table sets forth the composition of the Company's credit derivatives where it has written credit protection by industry category as of the dates indicated.

                                 DECEMBER 31, 2013     DECEMBER 31, 2012
                               --------------------- ----------------------
                                NOTIONAL  FAIR VALUE  NOTIONAL  FAIR VALUE
     INDUSTRY                  ---------- ---------- ---------- -----------
                                              (IN THOUSANDS)
     Corporate Securities:
       Consumer Non-cyclical   $        - $        - $  120,000 $       146
       Capital Goods                    -          -     90,000         109
       Basic Industry                   -          -     40,000          68
       Transportation                   -          -     25,000          30
       Consumer Cyclical                -          -     20,000          29
       Energy                           -          -     20,000          29
                               ---------- ---------- ---------- -----------
     Total Credit Derivatives  $        - $        - $  315,000 $       411
                               ========== ========== ========== ===========

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2013 and December 31, 2012, the Company had $6 million and $30 million of outstanding notional amounts, reported at fair value as a liability of $0.1 million and $1 million.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by its counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12.  COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

COMMITMENTS

The Company had made commitments to fund $12 million of commercial loans as of December 31, 2013. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $22 million as of December 31, 2013.

CONTINGENT LIABILITIES

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

LITIGATION AND REGULATORY MATTERS

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2013, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is $0 to approximately $5.4 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York State Department of Financial Services ("NYDFS") has requested that 172 life insurers (including the Company) provide data to the NYDFS regarding use of the SSMDF. The New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures. In December 2013, this matter was closed without prejudice. In May 2013, the Company entered into a settlement agreement with the Minnesota Department of Commerce, Insurance Division, which requires the Company to take additional steps to identify deceased insureds and contract holders where a valid claim has not been made.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13.   RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

EXPENSE CHARGES AND ALLOCATIONS

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program and deferred compensation program was $2 million for the years ended December 31, 2013, 2012 and 2011.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $3 million for the years ended December 31, 2013, 2012 and 2011.

Prudential Insurance sponsors voluntary savings plans for the Company's employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1 million for the years ended
December 31, 2013, 2012 and 2011.

AFFILIATED ASSET ADMINISTRATION FEE INCOME

In accordance with a revenue sharing agreement with AST Investment Services, Inc., the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $227 million, $226 million and $243 million for the years ended December 31, 2013, 2012 and 2011 respectively. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

AFFILIATED INVESTMENT MANAGEMENT EXPENSES

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $7 million, $8 million and $9 million for the years ended December 31, 2013, 2012 and 2011 respectively. These expenses are recorded as "Net investment income" in the Statements of Operations and Comprehensive Income.

COST ALLOCATION AGREEMENTS WITH AFFILIATES

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $10 million, $4 million and $4 million for the years ended December 31, 2013, 2012 and 2011 respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense was $4 million, $4 million and $2 million for the years ended December 31, 2013, 2012 and 2011 respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2013 are as follows:

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------


                                         LEASE      SUB-LEASE
                                      ------------ -----------
                                           (IN THOUSANDS)
                 2014                 $      4,480 $      (635)
                 2015                        3,716           -
                 2016                        3,716           -
                 2017                        3,716           -
                 2018                        3,716           -
                 2019 and thereafter         3,406           -
                                      ============ ===========
                 Total                $     22,750 $      (635)
                                      ============ ===========

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sold and service the Company's products. Commissions and fees paid by the Company to PAD were $172 million, $186 million and $185 million for the years ended December 31, 2013, 2012 and 2011 respectively.

DEBT AGREEMENTS

SHORT-TERM AND LONG-TERM DEBT

The Company is authorized to borrow funds up to $4 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The Company had debt of $5 million and $0 million outstanding with Prudential Funding, LLC as of December 31, 2013 and December 31, 2012, respectively. Total interest expense on debt with Prudential Funding, LLC was less than $1 million for the years ended December 31, 2013, 2012 and 2011.

The Company had debt of $200 million and $400 million outstanding with Prudential Financial as of December 31, 2013 and December 31, 2012, respectively. This loan has a fixed interest rate of 4.49% and matures on December 29, 2014. In 2013 and 2012, $200 million partial pay downs were made on this outstanding debt. Total interest expense on debt with Prudential Financial was $17 million, $27 million and $36 million for the years ended December 31, 2013, 2012 and 2011, respectively.

REINSURANCE AGREEMENTS

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features. Fees ceded under these agreements are included in "Realized investment gains (losses), net" on the Statement of Operations and Comprehensive Income. The Company ceded fees of $275 million, $269 million and $263 million to Pruco Re for the years ended December 31, 2013, 2012 and 2011, respectively. The Company ceded fees of $1 million, $1 million and $2 million to Prudential Insurance for the years ended December 31, 2013, 2012 and 2011, respectively. The Company's reinsurance payables related to affiliated reinsurance were $25 million as of December 31, 2013 and December 31, 2012.

The Company's reinsurance recoverables related to affiliated reinsurance were $0.7 billion and $1.7 billion as of December 31, 2013 and December 31, 2012, respectively. The assets are reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position. Realized gains (losses) were $(1.3) billion, $(0.3) billion and $1.3 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Changes in realized gains (losses) for the years ended December 31, 2013, 2012 and 2011 periods were primarily due to changes in market conditions in each respective period.

DERIVATIVE TRADES

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

PURCHASE/SALE OF FIXED MATURITIES AND COMMERCIAL MORTGAGE LOANS FROM/TO AN AFFILIATE

During 2011, the Company sold fixed maturity securities to affiliated companies in various transactions. These securities had an amortized cost of $143 million and a fair value of $151 million. The net difference between historic amortized cost and the fair value was $8 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $49 million and a fair value of $54 million. The net difference between historic amortized cost and the fair value was $5 million and was recorded as a realized gain on the Company's Statement of Operations and Comprehensive Income.

During 2012, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $123 million and a fair value of $141 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $11 million to additional paid-in capital, net of taxes. The Company also sold fixed maturity securities to an affiliated company. These securities had an amortized cost of $27 million and a fair value of $28 million. The net difference between historic amortized cost and the fair value was $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income. The Company also sold commercial

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

--------------------------------------------------------------------------------

mortgage loans to an affiliated company. These loans had an amortized cost of $27 million and a fair value of $28 million. The net difference between historic amortized cost and the fair value was $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income.

During 2013, the Company sold fixed maturity securities to Prudential Financial. These securities had an amortized cost of $90 million and a fair value of $103 million. The net difference between historic amortized cost and the fair value was accounted for as an increase of $8 million to additional paid-in capital, net of taxes. The Company also sold commercial mortgage loans to an affiliated company. These securities had an amortized cost of $6 million and a fair value of $6 million. The net difference between historic amortized cost and the fair value was less than $1 million and was recorded as a realized investment gain on the Company's Statement of Operations and Comprehensive Income.

14.  LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the years ended December 31, 2013, 2012 and 2011, was $0 million, $0 million and $5 million, respectively. Sub-lease rental income was $0 million, $0 million and $4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company does not have future minimum lease payments and sub-lease receipts as of December 31, 2013 as the lease agreement expired on December 31, 2011.

15.  CONTRACT WITHDRAWAL PROVISIONS

Most of the Company's separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

16.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2013 and 2012 are summarized in the table below:

                                                                     THREE MONTHS ENDED
                                                   ------------------------------------------------------
                                                     MARCH 31       JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                   ------------  ------------  ------------  ------------
2013                                                                   (IN THOUSANDS)
Total revenues                                     $    290,576  $    283,524  $    250,028  $    286,154
Total benefits and expenses                              93,190        96,720      (332,523)       72,431
Income (loss) from operations before income taxes
 and cumulative effect of accounting change             197,386       186,804       582,551       213,723
Net income (loss)                                  $    147,388  $    143,670  $    400,296  $    156,738
                                                   ============  ============  ============  ============

                                                                     THREE MONTHS ENDED
                                                   ------------------------------------------------------
                                                     MARCH 31       JUNE 30    SEPTEMBER 30  DECEMBER 31
                                                   ------------  ------------  ------------  ------------
                                                                       (IN THOUSANDS)
2012
Total revenues                                     $    313,201  $    375,418  $    280,135  $    310,807
Total benefits and expenses                            (217,998)      716,619      (131,867)       55,114
Income (loss) from operations before income taxes
 and cumulative effect of accounting change             531,199      (341,201)      412,002       255,693
Net income (loss)                                  $    372,347  $   (237,147) $    309,747  $    189,112
                                                   ============  ============  ============  ============

Results for the fourth quarter of 2013 include a pre-tax expense of $22 million related to an out of period adjustment recorded by the Company primarily due to additional DAC amortization related to the overstatement of reinsured reserves in the third quarter of 2013. The overstatement resulted from the use of incorrect data inputs to calculate the impact of the market's perception of our own non-performance risk on the reserves for certain annuities with guaranteed benefits. This item impacted only the third and fourth quarters of 2013 and had no impact to full year 2013 reported results.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.) at December 31, 2013 and December 31, 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 13 of the financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 10, 2014

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1) Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2013; the Statement of Operations for the period ended December 31, 2013; the Statement of Changes in Net Assets for the periods ended December 31, 2013 and December 31, 2012, and Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).

(2) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2013 and 2012; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2013, 2012 and 2011; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2) Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement
No. 333-96577, filed April 21, 2006.

(b) Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c) First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and PRUDENTIAL ANNUITIES DISTRIBUTORS, INC. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a) Copy of the Form of Annuity via EDGAR with Pre-Effective Amendment No. 1 to this Registration Statement No. 333-71654, filed December 21, 2001.

(b) Copy of Guaranteed Minimum Death Benefit Endorsement filed via EDGAR with Post-Effective Amendment No. 8 to Registration Statement No. 33-87010, filed April 26, 1999.

(c) Copy of Percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(d) Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-49478, filed February 14, 2001.

(e) Copy of Continuous Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(f) Copy of Guaranteed Minimum Income Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(g) Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(h) Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(i) Copy of Rider for Lifetime Five Income Benefit is hereby incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement 333-96577 filed November 16, 2004.

(j) Copy of Rider for Highest Daily Value Benefit is hereby incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement 333-96577 filed November 16, 2004.

(k) Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

(l) Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(m) Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

(n) Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

(o) Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(p) Form of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(q) Form of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(r) Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s) Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t) Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7 (1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y) Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z) Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa) Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab) Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac) Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad) Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ae) Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af) Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag) Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah) Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ai) GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj) GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with
Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al) Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am) Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an) GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ao) HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap) HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(aq) Amendatory Tax Endorsement filed via EDGAR with Post-Effective Amendment No. 51 to Registration Statement No. 333-71654, filed April 15, 2013.

(ar) END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 52 to Registration Statement No. 333-71654, filed August 30, 2013.

(5) A copy of the application form used with the Annuity filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

6 (a) Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b) Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. filed via EDGAR with Post-Effective Amendment No. 52 to Registration Statement No. 333-71654, filed August 30, 2013.

(c) Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d) Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 30, 2013. filed via EDGAR with Post-Effective Amendment No. 52 to Registration Statement No. 333-71654, filed August 30, 2013.

(7) Annuity Reinsurance Agreements between Depositor and:

(a) Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(b) The Prudential Insurance Company of America for GMWB filed via EDGAR with post-Effective Amendment No. 9 to Registration Statement No. 333-96577 filed April 18, 2005.

(c) The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577. Filed April 21, 2006

(d) Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577. Filed April 21, 2006

(e) Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577. Filed April 21, 2006

(f) Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(g) Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(h) Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(i) Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(j) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(k) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(l) Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(m) Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(n) Pruco Reinsurance Ltd for Highest Daily GRO filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(o) Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(p) Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to this Registration Statement No. 333-96577 filed April 19, 2010.

(8) Agreements between Depositor and:

(a) Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000

(c) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(d) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(e) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(f) Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h) Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(i) A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j) ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20,2007.

(k) Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l) Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m) Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(n) Amendment to Fund Participation Agreement, filed via EDGAR to
Post-Effective Amendment No. 51 to Registration Statement No. 333-71654, filed April 15, 2013.

(9) Opinion and Consent of Counsel FILED via EDGAR with Post-Effective Amendment No. 6 this Registration Statement on April 20, 2004

(10) Written Consent of Independent Registered Public Accounting Firm. (FILED HEREWITH)

(11) Not applicable.

(12) Not applicable.

(13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14) Financial Data Schedule--NOT APPLICABLE

(15)(a) Power of Attorney for Bernard J. Jacob filed with Post-Effective Amendment No. 54 to Registration Statement No. 333-71654 on April 14, 2014.

(b) Powers of Attorney for Daniel O. Kane and George M. Gannon filed with Post-Effective Amendment No. 54 to Registration Statement No. 333-71654 on April 14, 2014.

(c) Power of Attorney for Robert F. O'Donnell (FILED HEREWITH)

(d) Powers of Attorney for Richard F. Lambert and Yanela C. Frias filed with Post-Effective Amendment No. 50 to Registration Statement No. 333-71654 on February 14, 2013.

(e) Power of Attorney for Kenneth Y. Tanji, filed via EDGAR to Post-Effective Amendment No. 51 to Registration Statement No. 333-71654, filed April 15, 2013.

(f) Power of Attorney for Stephen Pelletier filed with Post-Effective Amendment No. 54 to Registration Statement No. 333-71654 on April 14, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

   NAME AND PRINCIPAL BUSINESS
   ADDRESS                            POSITION AND OFFICES WITH DEPOSITOR
   ---------------------------        --------------------------------------
   Timothy S. Cronin                  Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Joseph D. Emanuel                  Senior Vice President, Chief Legal
   One Corporate Drive                Officer and Corporate Secretary
   Shelton, Connecticut 06484-6208

   Bruce Ferris                       Executive Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Yanela C. Frias                    Director, Chief Financial Officer and
   213 Washington Street              Executive Vice President
   Newark, New Jersey 07102-2917

   George M. Gannon                   Senior Vice President and Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Bernard J. Jacob                   Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Daniel O. Kane                     Senior Vice President, Chief Actuary
   213 Washington Street              and Director
   Newark, New Jersey 07102-2992

   Patricia L. Kelley                 Vice President and Chief Compliance
   One Corporate Drive                Officer
   Shelton, Connecticut 06484-6208

   Richard F. Lambert                 Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Michael Long                       Senior Vice President
   2 Gateway Center
   Newark, New Jersey 07102-5005

   Steven P. Marenakos                Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Robert F. O'Donnell                President, Chief Executive
   One Corporate Drive                Officer and Director
   Shelton, CT 06484-6208

   Stephen Pelletier                  Senior Vice President
   751 Broad Street
   Newark, New Jersey 07102-3714

   Kenneth Y. Tanji                   Director and Treasurer
   751 Broad Street
   Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
Registrant: The Registrant separate account may be deemed to be under common control(or where indicated, identical to) the following registered separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 27, 2014, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: AS OF OCTOBER 31, 2014 THERE WERE 81,349 QUALIFIED AND 37,713 NON-QUALIFIED OWNERS OF ANNUITIES.

ITEM 28. INDEMNIFICATION: The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in
Section 10- 850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities' By-law, Article VI relates to indemnification of officers and directors.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITERS

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Directors and officers of PAD

   As of the date this Post-Effective Amendment was filed, the Directors and
                             Officers of PAD are:

                                POSITIONS AND OFFICES
NAME                               WITH UNDERWRITER
-----------------------------  ------------------------
Bruce Ferris                   President and Chief
One Corporate Drive            Executive Officer and
Shelton, Connecticut           Director
06484-6208

Timothy S. Cronin              Senior Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Yanela C. Frias                Senior Vice President
213 Washington Street          and Director
Newark, New Jersey 07102-2917

Rodney R. Allain               Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Dawn M. LeBlanc                Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Steven P. Marenakos            Senior Vice President
One Corporate Drive            and Director
Shelton, Connecticut
06484-6208

Christopher J. Hagan           Chief Operating Officer
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

John D. Rosero                 Vice President,
213 Washington Street          Secretary and Chief
Newark, New Jersey 07102-2917  Legal Officer

Elizabeth Marin                Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                 Chief Financial Officer
3 Gateway Center               and Controller
Newark, New Jersey 07102-4061

Michael B. McCauley            Vice President and Chief
One Corporate Drive            Compliance Officer
Shelton, Connecticut
06484-6208

Robert R. Costello             Vice President
2101 Welsh Road
Dresher, Pennsylvania
19025-5000

Patricia L. Kelley             Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Mark T. Livesay                Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

Andrew A. Morawiec             Vice President
One Corporate Drive
Shelton, Connecticut
06484-6208

William D. Wilcox              Vice President
280 Trumbull Street
Hartford, Connecticut
06103-3509

Richard W. Kinville            Anti-Money Laundering
751 Broad Street               Officer
Newark, New Jersey 07102-3714

(c) Commissions received by PAD during 2013 with respect to annuities sold by PALAC.

                                    NET UNDERWRITING DISCOUNTS          COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER       AND COMMISSIONS                       REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------       ----------------------------------  --------------- ----------- ------------
Prudential Annuities Distributors,
  Inc. *...........................            $170,706,559                  $-0-          $-0-         $-0-

*  PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS: ACCOUNTS AND RECORDS ARE MAINTAINED

by PALAC at its offices in Shelton, Connecticut, and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES: NONE

ITEM 32. UNDERTAKINGS:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Prudential Annuities Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Shelton and the State of Connecticut on this 18th day of December, 2014.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  REGISTRANT

              By: Prudential Annuities Life Assurance Corporation
                                  (Depositor)


By  /s/ Robert F. O'Donnell
    ----------------------------
    Robert F. O'Donnell
    President and Chief
    Executive Officer

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   DEPOSITOR


By  /s/ Robert F. O'Donnell
    ----------------------------
    Robert F. O'Donnell
    President and Chief
    Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                       DATE
---------                              -----                       ----

Robert F. O'Donnell*    Chief Executive Officer, President   December 18, 2014
----------------------             and Director
Robert F. O'Donnell

Yanela C. Frias*          Executive Vice President, Chief
----------------------    Financial Officer and Director
Yanela C. Frias

                               (BOARD OF DIRECTORS)
George M. Gannon*
----------------------
George M. Gannon

Daniel O. Kane*
----------------------
Daniel O. Kane

Kenneth Y. Tanji*
----------------------
Kenneth Y. Tanji

Bernard J. Jacob*
----------------------
Bernard J. Jacob

Richard F. Lambert*
----------------------
Richard F. Lambert

By:/s/ William J. Evers
-------------------------------
William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney

                                   EXHIBITS

No. (b) 10 Written Consent of Independent Registered Public Accounting Firm.
(15)(c)    Power of Attorney for Robert F. O'Donnell